UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

WisdomTree Artificial Intelligence and Innovation Fund

Ticker: WTAI

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Artificial Intelligence and Innovation Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Artificial Intelligence and Innovation Fund	$67	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned 95.73% at net asset value (NAV) for the fiscal year ended June 30, 2026, outperforming the Fund's primary comparative benchmark, the S&P 500® Information Technology Index, which returned 37.48% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from strong stock selection effects within the Semiconductor industry, which was one of the best-performing areas of global equity markets during the period as artificial intelligence (AI) enablement via necessary hardware became a dominant theme. Exposure to Semiconductor manufacturers such as SK Hynix, Micron Technology, Kioxia Holdings, and others were extremely additive for performance.

  The Fund also experienced performance benefits from the Application Software sub-industry due to positive allocation and stock selection effects. Internet Services & Infrastructure was also beneficial due to positive stock selection.

  Given the magnitude of Fund outperformance, very few exposures produced meaningful negative performance impacts. Broadline Retail, Electronic Components, Interactive Media & Services, and Movies & Entertainment were four GICS® sub-industries that weighed negatively on performance, all primarily due to negative allocation effects.

  The Fund also benefited from its global focus on innovative companies utilizing AI, rather than exclusively allocating to eligible U.S. equities. Specific holdings domiciled in Korea, Japan, and the Netherlands produced outsized gains (even when converted into USD) for the Fund, which created positive allocation effects.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Equal Weight Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance December 9, 2021 (inception) through June 30, 2026

Table Summary
	WisdomTree Artificial Intelligence and Innovation Fund $19,153	S&P 500® Equal Weight Index $14,538	S&P 500® Information Technology Index $23,126	WisdomTree Artificial Intelligence & Innovation Index $19,417
12/09/21	$10,000	$10,000	$10,000	$10,000
12/31/21	$9,746	$10,211	$10,054	$9,743
01/31/22	$8,525	$9,767	$9,362	$8,523
02/28/22	$8,152	$9,683	$8,903	$8,148
03/31/22	$7,986	$9,933	$9,214	$7,991
04/30/22	$6,816	$9,297	$8,174	$6,819
05/31/22	$6,844	$9,390	$8,105	$6,847
06/30/22	$5,964	$8,507	$7,349	$5,965
07/31/22	$6,689	$9,247	$8,344	$6,693
08/31/22	$6,451	$8,923	$7,833	$6,456
09/30/22	$5,619	$8,099	$6,893	$5,624
10/31/22	$5,623	$8,893	$7,432	$5,632
11/30/22	$6,166	$9,488	$7,880	$6,177
12/31/22	$5,611	$9,042	$7,220	$5,620
01/31/23	$6,533	$9,710	$7,893	$6,544
02/28/23	$6,628	$9,390	$7,928	$6,637
03/31/23	$6,942	$9,307	$8,795	$6,955
04/30/23	$6,318	$9,338	$8,835	$6,329
05/31/23	$7,252	$8,985	$9,671	$7,261
06/30/23	$7,558	$9,678	$10,308	$7,572
07/31/23	$8,039	$10,012	$10,584	$8,056
08/31/23	$7,371	$9,696	$10,444	$7,389
09/30/23	$6,922	$9,204	$9,726	$6,939
10/31/23	$6,342	$8,829	$9,724	$6,356
11/30/23	$7,431	$9,635	$10,975	$7,456
12/31/23	$8,230	$10,296	$11,396	$8,266
01/31/24	$7,979	$10,211	$11,846	$8,013
02/29/24	$8,437	$10,637	$12,593	$8,470
03/31/24	$8,262	$11,111	$12,841	$8,314
04/30/24	$7,700	$10,570	$12,144	$7,733
05/31/24	$7,828	$10,868	$13,368	$7,861
06/30/24	$8,326	$10,819	$14,614	$8,361
07/31/24	$7,951	$11,304	$14,309	$7,990
08/31/24	$7,871	$11,586	$14,489	$7,909
09/30/24	$7,959	$11,857	$14,849	$7,999
10/31/24	$7,995	$11,664	$14,705	$8,038
11/30/24	$8,728	$12,413	$15,390	$8,778
12/31/24	$8,768	$11,636	$15,568	$8,818
01/31/25	$9,295	$12,043	$15,115	$9,355
02/28/25	$8,612	$11,970	$14,915	$8,670
03/31/25	$7,595	$11,565	$13,598	$7,643
04/30/25	$7,858	$11,300	$13,818	$7,917
05/31/25	$8,808	$11,792	$15,323	$8,878
06/30/25	$9,786	$12,197	$16,821	$9,866
07/31/25	$10,165	$12,315	$17,694	$10,254
08/31/25	$10,308	$12,647	$17,754	$10,401
09/30/25	$11,402	$12,787	$19,041	$11,508
10/31/25	$12,755	$12,666	$20,227	$12,877
11/30/25	$11,753	$12,907	$19,359	$11,871
12/31/25	$11,854	$12,965	$19,310	$11,974
01/31/26	$12,337	$13,405	$18,989	$12,468
02/28/26	$12,240	$13,881	$18,246	$12,373
03/31/26	$11,321	$13,052	$17,547	$11,451
04/30/26	$14,352	$13,831	$20,613	$14,524
05/31/26	$17,943	$14,201	$23,909	$18,186
06/30/26	$19,153	$14,538	$23,126	$19,417

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 12/9/21
Fund NAV Returns	95.73%	15.32%
S&P 500® Equal Weight Index	19.20%	8.55%
S&P 500® Information Technology Index	37.48%	20.18%
WisdomTree Artificial Intelligence & Innovation Index	96.80%	15.66%

Key Fund Statistics

  Total Net Assets$664,773,925
  # of Portfolio Holdings58
  Portfolio Turnover Rate85%
  Investment Advisory Fees Paid, Net$1,858,039

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Micron Technology, Inc.	5.2%
Samsung Electronics Co. Ltd.	4.4%
Sandisk Corp.	4.0%
Kioxia Holdings Corp.	4.0%
NVIDIA Corp.	3.7%
SK Square Co. Ltd.	3.4%
Amazon.com, Inc.	3.3%
Alphabet, Inc., Class A	3.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.0%
Palo Alto Networks, Inc.	2.8%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	77.7%
Industrials	10.0%
Communication Services	8.1%
Consumer Discretionary	4.2%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Artificial Intelligence and Innovation Fund

Annual Shareholder Report - June 30, 2026

Ticker: WTAI

WTAI - 062026

WisdomTree BioRevolution Fund

Ticker: WDNA

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree BioRevolution Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree BioRevolution Fund	$58	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned 59.81% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the S&P Biotechnology Select Industry Index, which returned 92.00% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Overall, the most pronounced performance effect came from broad exposure to the Biotechnology industry, which produced an impressive 92% gain during the period. Much of the Fund’s underperformance was due to trace exposures in other industries that did not perform as well as pure Biotechnology, resulting in negative allocation effects.

  For example, the Fund has meaningful exposure to the Pharmaceuticals industry which results in a large overweight versus the benchmark. Although Pharmaceuticals also performed well, it trailed the stellar performance of Biotechnology and resulted in a negative allocation effect.

  Similar, negative allocation effects were visible from the Agricultural Products & Services, Specialty Chemicals, Life Sciences Tools & Services, and Fertilizers & Agricultural Chemicals sub-industries. Although these four groups only represent about 15-16% of the Fund, these sub-industries deeply underperformed broader Biotechnology during the period.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Equal Weight Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance June 3, 2021 (inception) through June 30, 2026

Table Summary
	WisdomTree BioRevolution Fund $8,768	S&P 500® Equal Weight Index $15,432	S&P 500® Health Care Index $14,311	S&P Biotechnology Select Industry Index $12,618	WisdomTree BioRevolution Index $8,796
06/03/21	$10,000	$10,000	$10,000	$10,000	$10,000
06/30/21	$10,647	$9,965	$10,428	$10,648	$10,652
07/31/21	$10,340	$10,093	$10,939	$9,701	$10,348
08/31/21	$10,875	$10,334	$11,198	$10,449	$10,886
09/30/21	$10,176	$9,943	$10,577	$9,882	$10,186
10/31/21	$10,188	$10,472	$11,123	$9,807	$10,203
11/30/21	$9,553	$10,206	$10,790	$9,142	$9,576
12/31/21	$9,442	$10,838	$11,759	$8,800	$9,462
01/31/22	$8,099	$10,367	$10,965	$7,368	$8,120
02/28/22	$7,891	$10,279	$10,853	$7,075	$7,911
03/31/22	$8,071	$10,544	$11,456	$7,080	$8,092
04/30/22	$7,207	$9,868	$10,917	$5,808	$7,228
05/31/22	$7,087	$9,967	$11,074	$5,416	$7,106
06/30/22	$6,943	$9,030	$10,779	$5,842	$6,962
07/31/22	$7,559	$9,815	$11,137	$6,382	$7,573
08/31/22	$7,315	$9,472	$10,493	$6,592	$7,334
09/30/22	$6,731	$8,597	$10,221	$6,249	$6,749
10/31/22	$7,191	$9,440	$11,214	$6,469	$7,213
11/30/22	$7,435	$10,072	$11,754	$6,598	$7,459
12/31/22	$6,981	$9,598	$11,529	$6,545	$7,006
01/31/23	$7,334	$10,307	$11,314	$6,986	$7,364
02/28/23	$6,901	$9,967	$10,793	$6,499	$6,923
03/31/23	$6,889	$9,879	$11,033	$5,976	$6,905
04/30/23	$6,853	$9,912	$11,372	$6,300	$6,873
05/31/23	$6,824	$9,537	$10,884	$6,616	$6,838
06/30/23	$6,985	$10,273	$11,358	$6,550	$6,996
07/31/23	$7,378	$10,628	$11,474	$6,633	$7,390
08/31/23	$6,668	$10,293	$11,395	$6,245	$6,675
09/30/23	$6,070	$9,770	$11,057	$5,773	$6,074
10/31/23	$5,476	$9,372	$10,702	$5,229	$5,479
11/30/23	$6,098	$10,228	$11,281	$5,965	$6,102
12/31/23	$6,822	$10,929	$11,766	$7,053	$6,822
01/31/24	$6,426	$10,839	$12,121	$6,912	$6,426
02/29/24	$7,057	$11,291	$12,511	$7,772	$7,056
03/31/24	$6,940	$11,794	$12,808	$7,510	$6,938
04/30/24	$6,223	$11,220	$12,157	$6,680	$6,220
05/31/24	$6,438	$11,536	$12,447	$7,032	$6,437
06/30/24	$6,381	$11,484	$12,685	$7,332	$6,379
07/31/24	$6,855	$11,999	$13,021	$7,833	$6,852
08/31/24	$6,847	$12,299	$13,686	$8,018	$6,841
09/30/24	$6,697	$12,586	$13,455	$7,827	$6,693
10/31/24	$6,292	$12,382	$12,833	$7,680	$6,289
11/30/24	$6,503	$13,177	$12,870	$7,887	$6,502
12/31/24	$5,857	$12,351	$12,070	$7,136	$5,859
01/31/25	$6,159	$12,784	$12,889	$7,341	$6,159
02/28/25	$5,719	$12,706	$13,081	$7,030	$5,720
03/31/25	$5,221	$12,276	$12,859	$6,426	$5,219
04/30/25	$5,372	$11,995	$12,383	$6,579	$5,368
05/31/25	$4,993	$12,517	$11,696	$6,277	$4,989
06/30/25	$5,486	$12,947	$11,936	$6,572	$5,487
07/31/25	$5,629	$13,073	$11,547	$6,789	$5,632
08/31/25	$5,821	$13,425	$12,168	$7,124	$5,824
09/30/25	$6,514	$13,574	$12,385	$7,947	$6,516
10/31/25	$7,003	$13,445	$12,829	$8,950	$7,011
11/30/25	$7,105	$13,701	$14,023	$9,764	$7,110
12/31/25	$7,201	$13,762	$13,832	$9,704	$7,211
01/31/26	$7,665	$14,229	$13,829	$9,927	$7,678
02/28/26	$7,818	$14,734	$14,318	$10,141	$7,832
03/31/26	$7,414	$13,854	$13,157	$10,165	$7,429
04/30/26	$7,567	$14,681	$13,098	$10,456	$7,588
05/31/26	$7,814	$15,074	$13,422	$10,892	$7,833
06/30/26	$8,768	$15,432	$14,311	$12,618	$8,796

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 6/3/21
Fund NAV Returns	59.81%	-3.81%	-2.56%
S&P 500® Equal Weight Index	19.20%	9.14%	8.92%
S&P 500® Health Care Index	19.90%	6.54%	7.31%
S&P Biotechnology Select Industry Index	92.00%	3.45%	4.69%
WisdomTree BioRevolution Index	60.30%	-3.76%	-2.49%

Key Fund Statistics

  Total Net Assets$2,677,260
  # of Portfolio Holdings81
  Portfolio Turnover Rate44%
  Investment Advisory Fees Paid, Net$10,742

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Twist Bioscience Corp.	5.9%
Moderna, Inc.	4.1%
Eli Lilly & Co.	4.1%
Johnson & Johnson	3.0%
United Therapeutics Corp.	2.5%
Natera, Inc.	2.3%
Tempus AI, Inc., Class A	2.3%
Immunome, Inc.	2.3%
Structure Therapeutics, Inc., ADR	2.1%
Stoke Therapeutics, Inc.	2.1%

Sector Breakdown (% of Net Assets)

Table Summary
Health Care	89.9%
Materials	5.0%
Consumer Staples	3.7%
Energy	1.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree BioRevolution Fund

Annual Shareholder Report - June 30, 2026

Ticker: WDNA

WDNA - 062026

WisdomTree Cloud Computing Fund

Ticker: WCLD

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Cloud Computing Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cloud Computing Fund	$42	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned -11.34% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the S&P 500® Information Technology Index, which returned 37.48% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund’s focus on leaders in the cybersecurity space results in concentrated exposure to the Systems Software, Application Software, and Internet Services & Infrastructure sub-industries, which together comprise over 90% of the Fund. These are roughly triple their equivalent exposures within the benchmark, so performance differences between the two are heavily dependent on these deviations.

  Software industries suffered during the period as further artificial intelligence (AI) developments convinced investors that software products and associated business models would be challenged and potentially rendered obsolete by the new technology. All three industries declined by double-digits within the benchmark, which produced negative allocation effects.

  Both Internet Services & Infrastructure and Systems Software produced positive performance impacts due to positive stock selection effects. These impacts outweighed negative allocation effects stemming from overweighting these industries when they declined within the benchmark due to ongoing industry disruption from the emergence of AI.

  Application Software struggled, however. The Fund’s large overweight versus the benchmark produced a deeply negative allocation effect that outweighed modestly positive impacts from stock selection.

  Related to AI as an investment theme, the Fund had no exposure to the Semiconductor industry during the period. This also produced a large, negative allocation effect as Semiconductors was one of the best-performing industries within global equity markets during the period.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Equal Weight Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance September 6, 2019 (inception) through June 30, 2026

Table Summary
	WisdomTree Cloud Computing Fund $12,789	S&P 500® Equal Weight Index $22,615	BVP NASDAQ Emerging Cloud Index $13,147	S&P 500® Growth Index $32,197	S&P 500® Information Technology Index $50,490
09/06/19	$10,000	$10,000	$10,000	$10,000	$10,000
09/30/19	$9,401	$10,091	$9,407	$9,869	$9,912
10/31/19	$9,557	$10,220	$9,565	$10,041	$10,298
11/30/19	$10,575	$10,565	$10,594	$10,385	$10,852
12/31/19	$10,200	$10,859	$10,225	$10,690	$11,340
01/31/20	$11,153	$10,661	$11,185	$10,932	$11,789
02/29/20	$10,886	$9,704	$10,919	$10,151	$10,931
03/31/20	$9,489	$7,960	$9,509	$9,139	$9,987
04/30/20	$11,269	$9,110	$11,295	$10,460	$11,365
05/31/20	$14,054	$9,539	$14,094	$11,082	$12,167
06/30/20	$15,547	$9,689	$15,593	$11,537	$13,035
07/31/20	$16,700	$10,158	$16,755	$12,344	$13,768
08/31/20	$17,829	$10,612	$17,898	$13,525	$15,421
09/30/20	$17,043	$10,343	$17,102	$12,893	$14,594
10/31/20	$16,752	$10,280	$16,819	$12,496	$13,849
11/30/20	$19,533	$11,750	$19,619	$13,708	$15,432
12/31/20	$21,361	$12,252	$21,468	$14,267	$16,317
01/31/21	$21,457	$12,153	$21,574	$14,195	$16,167
02/28/21	$21,269	$12,892	$21,378	$14,195	$16,362
03/31/21	$19,190	$13,660	$19,316	$14,570	$16,639
04/30/21	$20,463	$14,307	$20,603	$15,571	$17,515
05/31/21	$19,753	$14,582	$19,896	$15,432	$17,356
06/30/21	$22,302	$14,603	$22,471	$16,309	$18,562
07/31/21	$22,897	$14,791	$23,066	$16,927	$19,279
08/31/21	$24,318	$15,144	$24,483	$17,635	$19,966
09/30/21	$22,973	$14,570	$23,145	$16,614	$18,811
10/31/21	$24,972	$15,346	$25,167	$18,122	$20,348
11/30/21	$22,454	$14,956	$22,640	$18,380	$21,233
12/31/21	$20,698	$15,883	$20,879	$18,835	$21,951
01/31/22	$17,837	$15,192	$17,997	$17,258	$20,440
02/28/22	$16,744	$15,062	$16,904	$16,482	$19,438
03/31/22	$16,309	$15,451	$16,468	$17,216	$20,117
04/30/22	$13,703	$14,461	$13,838	$15,068	$17,847
05/31/22	$12,083	$14,606	$12,206	$14,863	$17,695
06/30/22	$11,185	$13,233	$11,305	$13,633	$16,045
07/31/22	$11,776	$14,384	$11,908	$15,381	$18,217
08/31/22	$11,808	$13,880	$11,944	$14,560	$17,102
09/30/22	$10,654	$12,598	$10,778	$13,107	$15,049
10/31/22	$10,990	$13,833	$11,120	$13,696	$16,225
11/30/22	$10,255	$14,759	$10,380	$14,393	$17,203
12/31/22	$9,996	$14,065	$10,121	$13,296	$15,762
01/31/23	$11,453	$15,104	$11,599	$14,044	$17,231
02/28/23	$11,325	$14,606	$11,476	$13,772	$17,309
03/31/23	$11,848	$14,477	$12,006	$14,577	$19,201
04/30/23	$10,634	$14,526	$10,781	$14,785	$19,289
05/31/23	$12,159	$13,976	$12,328	$15,155	$21,114
06/30/23	$12,662	$15,054	$12,839	$16,121	$22,505
07/31/23	$13,759	$15,574	$13,957	$16,612	$23,108
08/31/23	$12,741	$15,083	$12,928	$16,509	$22,802
09/30/23	$11,832	$14,317	$12,011	$15,704	$21,234
10/31/23	$10,910	$13,733	$11,076	$15,326	$21,230
11/30/23	$12,514	$14,988	$12,710	$16,670	$23,962
12/31/23	$13,955	$16,016	$14,180	$17,290	$24,880
01/31/24	$13,819	$15,884	$14,048	$17,790	$25,862
02/29/24	$14,270	$16,545	$14,518	$19,088	$27,494
03/31/24	$13,915	$17,283	$14,164	$19,494	$28,036
04/30/24	$12,761	$16,442	$12,993	$18,733	$26,514
05/31/24	$12,163	$16,906	$12,387	$19,970	$29,186
06/30/24	$12,614	$16,829	$12,850	$21,364	$31,906
07/31/24	$12,602	$17,584	$12,845	$21,085	$31,241
08/31/24	$12,670	$18,023	$12,917	$21,547	$31,633
09/30/24	$12,765	$18,444	$13,019	$22,159	$32,420
10/31/24	$13,236	$18,144	$13,505	$22,019	$32,106
11/30/24	$15,734	$19,309	$16,066	$23,327	$33,599
12/31/24	$14,968	$18,099	$15,286	$23,527	$33,988
01/31/25	$16,205	$18,733	$16,558	$24,158	$33,001
02/28/25	$14,597	$18,619	$14,917	$23,455	$32,563
03/31/25	$12,929	$17,989	$13,215	$21,533	$29,687
04/30/25	$13,176	$17,578	$13,474	$22,014	$30,169
05/31/25	$14,306	$18,342	$14,631	$24,085	$33,455
06/30/25	$14,425	$18,972	$14,761	$25,611	$36,724
07/31/25	$13,970	$19,157	$14,299	$26,489	$38,630
08/31/25	$14,278	$19,673	$14,622	$26,708	$38,761
09/30/25	$14,030	$19,891	$14,372	$28,122	$41,570
10/31/25	$14,286	$19,702	$14,641	$29,064	$44,161
11/30/25	$13,524	$20,077	$13,864	$28,794	$42,266
12/31/25	$13,974	$20,167	$14,333	$28,744	$42,160
01/31/26	$12,023	$20,851	$12,336	$28,900	$41,458
02/28/26	$10,878	$21,591	$11,168	$27,906	$39,836
03/31/26	$10,898	$20,302	$11,191	$26,414	$38,310
04/30/26	$10,810	$21,514	$11,106	$30,321	$45,003
05/31/26	$13,148	$22,090	$13,511	$32,773	$52,200
06/30/26	$12,789	$22,615	$13,147	$32,197	$50,490

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 9/6/19
Fund NAV Returns	-11.34%	-10.53%	3.68%
S&P 500® Equal Weight Index	19.20%	9.14%	12.71%
BVP NASDAQ Emerging Cloud Index	-10.93%	-10.17%	4.09%
S&P 500® Growth Index	25.71%	14.57%	18.70%
S&P 500® Information Technology Index	37.48%	22.16%	26.80%

Key Fund Statistics

  Total Net Assets$238,807,545
  # of Portfolio Holdings65
  Portfolio Turnover Rate43%
  Investment Advisory Fees Paid, Net$1,273,374

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
DigitalOcean Holdings, Inc.	3.3%
JFrog Ltd.	3.2%
Palo Alto Networks, Inc.	3.0%
Datadog, Inc., Class A	3.0%
Crowdstrike Holdings, Inc., Class A	2.6%
Tenable Holdings, Inc.	2.5%
Okta, Inc.	2.4%
Twilio, Inc., Class A	2.4%
Rubrik, Inc., Class A	2.1%
Qualys, Inc.	2.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	94.5%
Industrials	2.8%
Financials	1.4%
Health Care	1.3%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Cloud Computing Fund

Annual Shareholder Report - June 30, 2026

Ticker: WCLD

WCLD - 062026

WisdomTree Cybersecurity Fund

Ticker: WCBR

Principal Listing Exchange: The Nasdaq Stock Market LLC

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Cybersecurity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cybersecurity Fund	$48	0.45%

How did the Fund perform last year and what affected its performance?

The Fund returned 13.81% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the S&P 500® Information Technology Index, which returned 37.48% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund’s focus on leaders in the cybersecurity space results in concentrated exposure to the Systems Software, Application Software, and Internet Services & Infrastructure sub-industries, which together comprise over 95% of the Fund. These are roughly triple their equivalent exposures within the benchmark, so performance differences between the two are heavily dependent on these deviations.

  Both Internet Services & Infrastructure and Application Software produced positive performance impacts due to positive stock selection effects. These impacts outweighed negative allocation effects stemming from overweighting these industries when they declined within the benchmark due to ongoing industry disruption from the emergence of artificial intelligence (AI).

  Systems Software was not as fortunate, however. The Fund’s large overweight versus the benchmark produced a negative allocation effect that outweighed positive impacts from stock selection. Software industries suffered during the period as further AI developments convinced investors that software products and associated business models would be challenged and potentially rendered obsolete by the new technology.

  Related to AI as an investment theme, the Fund had no exposure to the Semiconductor industry during the period. This also produced a large, negative allocation effect as Semiconductors was one of the best-performing industries within global equity markets during the period.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Equal Weight Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance January 28, 2021 (inception) through June 30, 2026

Table Summary
	WisdomTree Cybersecurity Fund $15,073	S&P 500® Equal Weight Index $18,460	S&P 500® Growth Index $22,372	S&P 500® Information Technology Index $30,622	WisdomTree Team8 Cybersecurity Index $15,287
01/28/21	$10,000	$10,000	$10,000	$10,000	$10,000
01/31/21	$10,046	$9,921	$9,863	$9,806	$10,048
02/28/21	$9,293	$10,524	$9,863	$9,924	$9,302
03/31/21	$8,730	$11,151	$10,124	$10,092	$8,741
04/30/21	$9,371	$11,679	$10,820	$10,623	$9,387
05/31/21	$9,338	$11,903	$10,723	$10,526	$9,358
06/30/21	$10,108	$11,920	$11,332	$11,258	$10,135
07/31/21	$10,592	$12,074	$11,762	$11,693	$10,622
08/31/21	$11,456	$12,362	$12,253	$12,110	$11,501
09/30/21	$10,645	$11,894	$11,544	$11,409	$10,696
10/31/21	$12,114	$12,527	$12,592	$12,341	$12,176
11/30/21	$11,134	$12,208	$12,771	$12,878	$11,194
12/31/21	$10,840	$12,965	$13,087	$13,313	$10,901
01/31/22	$9,394	$12,401	$11,992	$12,397	$9,440
02/28/22	$9,772	$12,295	$11,453	$11,789	$9,836
03/31/22	$10,258	$12,613	$11,963	$12,201	$10,323
04/30/22	$9,253	$11,805	$10,470	$10,824	$9,315
05/31/22	$7,903	$11,923	$10,328	$10,732	$7,953
06/30/22	$7,400	$10,802	$9,473	$9,731	$7,447
07/31/22	$7,724	$11,741	$10,688	$11,049	$7,777
08/31/22	$8,065	$11,330	$10,117	$10,373	$8,123
09/30/22	$7,051	$10,284	$9,107	$9,127	$7,093
10/31/22	$7,246	$11,292	$9,516	$9,841	$7,296
11/30/22	$6,640	$12,048	$10,001	$10,434	$6,654
12/31/22	$6,334	$11,481	$9,239	$9,560	$6,350
01/31/23	$6,941	$12,330	$9,758	$10,451	$6,962
02/28/23	$7,311	$11,923	$9,569	$10,498	$7,335
03/31/23	$7,647	$11,818	$10,129	$11,646	$7,675
04/30/23	$6,990	$11,857	$10,273	$11,699	$7,015
05/31/23	$8,283	$11,408	$10,530	$12,806	$8,318
06/30/23	$8,042	$12,289	$11,202	$13,649	$8,079
07/31/23	$8,620	$12,713	$11,543	$14,015	$8,662
08/31/23	$8,620	$12,312	$11,471	$13,829	$8,665
09/30/23	$8,491	$11,687	$10,912	$12,879	$8,541
10/31/23	$8,088	$11,210	$10,649	$12,876	$8,137
11/30/23	$9,459	$12,235	$11,583	$14,533	$9,521
12/31/23	$10,540	$13,074	$12,014	$15,090	$10,575
01/31/24	$10,827	$12,966	$12,361	$15,686	$10,867
02/29/24	$11,317	$13,506	$13,263	$16,675	$11,408
03/31/24	$10,656	$14,108	$13,545	$17,004	$10,751
04/30/24	$10,295	$13,422	$13,016	$16,081	$10,374
05/31/24	$9,621	$13,800	$13,876	$17,702	$9,702
06/30/24	$10,432	$13,738	$14,844	$19,351	$10,521
07/31/24	$10,452	$14,354	$14,651	$18,948	$10,547
08/31/24	$10,590	$14,712	$14,972	$19,185	$10,691
09/30/24	$10,581	$15,056	$15,397	$19,663	$10,684
10/31/24	$10,748	$14,811	$15,300	$19,472	$10,855
11/30/24	$12,073	$15,762	$16,209	$20,378	$12,199
12/31/24	$11,785	$14,775	$16,347	$20,614	$11,906
01/31/25	$12,891	$15,292	$16,786	$20,015	$13,031
02/28/25	$12,292	$15,199	$16,298	$19,749	$12,428
03/31/25	$11,282	$14,685	$14,962	$18,005	$11,412
04/30/25	$11,681	$14,349	$15,296	$18,298	$11,818
05/31/25	$12,662	$14,973	$16,735	$20,290	$12,815
06/30/25	$13,244	$15,487	$17,796	$22,274	$13,408
07/31/25	$12,870	$15,638	$18,405	$23,429	$13,034
08/31/25	$12,795	$16,059	$18,558	$23,509	$12,960
09/30/25	$13,045	$16,237	$19,541	$25,213	$13,262
10/31/25	$13,074	$16,083	$20,195	$26,784	$13,290
11/30/25	$12,097	$16,389	$20,008	$25,635	$12,289
12/31/25	$11,581	$16,463	$19,973	$25,570	$11,751
01/31/26	$10,933	$17,021	$20,081	$25,144	$11,089
02/28/26	$10,085	$17,625	$19,390	$24,161	$10,224
03/31/26	$10,347	$16,573	$18,354	$23,235	$10,490
04/30/26	$10,754	$17,562	$21,068	$27,295	$10,903
05/31/26	$14,425	$18,032	$22,772	$31,659	$14,626
06/30/26	$15,073	$18,460	$22,372	$30,622	$15,287

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 1/28/21
Fund NAV Returns	13.81%	8.32%	7.86%
S&P 500® Equal Weight Index	19.20%	9.14%	11.96%
S&P 500® Growth Index	25.71%	14.57%	16.00%
S&P 500® Information Technology Index	37.48%	22.16%	22.91%
WisdomTree Team8 Cybersecurity Index	14.02%	8.57%	8.14%

Key Fund Statistics

  Total Net Assets$102,970,376
  # of Portfolio Holdings26
  Portfolio Turnover Rate33%
  Investment Advisory Fees Paid, Net$494,940

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Crowdstrike Holdings, Inc., Class A	7.7%
Datadog, Inc., Class A	6.9%
Palo Alto Networks, Inc.	6.8%
Tenable Holdings, Inc.	6.1%
Fortinet, Inc.	6.1%
Okta, Inc.	5.8%
SentinelOne, Inc., Class A	5.5%
Rubrik, Inc., Class A	4.9%
CommVault Systems, Inc.	4.4%
Varonis Systems, Inc.	4.4%

Country Breakdown (% of Net Assets)

Table Summary
United States	91.8%
Japan	5.0%
Israel	2.8%
South Korea	0.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Cybersecurity Fund

Annual Shareholder Report - June 30, 2026

Ticker: WCBR

WCBR - 062026

WisdomTree Dynamic International Equity Fund

Ticker: DDWM

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Dynamic International Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic International Equity Fund	$45	0.41%

How did the Fund perform last year and what affected its performance?

The Fund returned 19.82% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Local Currency Index, which returned 24.94% during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from its exposures to Materials, Consumer Staples and Consumer Discretionary due to positive stock selection effects in each.

  The remaining GICS® sectors produced negative performance impacts. Information Technology was the greatest detractor due to a combination of negative allocation and stock select effects.

  Financials and Communication Services also detracted from performance, though to lesser extents, due to negative allocation effects.

  The Fund benefited from its exposures to Germany due to positive allocation effects stemming from a modest underweight. Germany equities were flat during the period, underperforming the broader benchmark by double digits.

  Singapore and Denmark exposures also contributed positively to performance, supported primarily by favorable allocation effects in the latter and positive stock selection in the former.

  Japan detracted from performance due to poor stock selection, modestly worsened by slightly negative allocation effects.

  Netherlands exposure was the worst detractor overall due to a combination of negative allocation and stock selection effects. The negative allocation impact stemmed from a modest underweight when the country was one of the best-performing markets within the broader index during the period.

  The Fund’s dynamic currency hedge positively affected performance during the period as the U.S. dollar strengthened versus most of the developed market currencies the Fund is exposed to from its underlying equities.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Local Currency Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended June 30, 2026

Table Summary
	WisdomTree Dynamic International Equity Fund $27,679	MSCI EAFE Local Currency Index $27,468	MSCI EAFE Index $25,146	MSCI EAFE Value Index $27,016	WisdomTree Dynamic International Equity Index $28,264
06/30/16	$10,000	$10,000	$10,000	$10,000	$10,000
07/31/16	$10,474	$10,475	$10,507	$10,526	$10,469
08/31/16	$10,602	$10,573	$10,514	$10,696	$10,574
09/30/16	$10,674	$10,604	$10,643	$10,799	$10,671
10/31/16	$10,720	$10,730	$10,426	$10,824	$10,724
11/30/16	$10,703	$10,862	$10,218	$10,758	$10,713
12/31/16	$11,214	$11,353	$10,567	$11,250	$11,223
01/31/17	$11,290	$11,364	$10,874	$11,527	$11,289
02/28/17	$11,498	$11,608	$11,030	$11,606	$11,504
03/31/17	$11,793	$11,888	$11,333	$11,931	$11,816
04/30/17	$11,968	$12,054	$11,622	$12,181	$11,977
05/31/17	$12,284	$12,306	$12,048	$12,463	$12,294
06/30/17	$12,225	$12,210	$12,027	$12,501	$12,229
07/31/17	$12,506	$12,293	$12,374	$12,919	$12,520
08/31/17	$12,519	$12,288	$12,369	$12,838	$12,533
09/30/17	$12,844	$12,620	$12,677	$13,234	$12,862
10/31/17	$13,082	$12,995	$12,869	$13,337	$13,086
11/30/17	$13,108	$12,928	$13,004	$13,456	$13,118
12/31/17	$13,291	$13,083	$13,213	$13,662	$13,295
01/31/18	$13,652	$13,240	$13,876	$14,400	$13,662
02/28/18	$13,073	$12,808	$13,249	$13,716	$13,092
03/31/18	$12,833	$12,523	$13,011	$13,385	$12,882
04/30/18	$13,334	$13,086	$13,308	$13,798	$13,353
05/31/18	$13,029	$12,998	$13,009	$13,200	$13,048
06/30/18	$12,968	$12,957	$12,850	$13,032	$12,995
07/31/18	$13,358	$13,299	$13,166	$13,406	$13,370
08/31/18	$13,098	$13,075	$12,912	$12,919	$13,088
09/30/18	$13,303	$13,263	$13,024	$13,186	$13,303
10/31/18	$12,507	$12,396	$11,987	$12,310	$12,509
11/30/18	$12,480	$12,369	$11,972	$12,242	$12,521
12/31/18	$11,822	$11,645	$11,391	$11,643	$11,862
01/31/19	$12,502	$12,281	$12,139	$12,423	$12,539
02/28/19	$12,856	$12,707	$12,449	$12,629	$12,905
03/31/19	$12,994	$12,878	$12,527	$12,565	$13,039
04/30/19	$13,355	$13,313	$12,880	$12,858	$13,406
05/31/19	$12,789	$12,696	$12,261	$12,113	$12,821
06/30/19	$13,367	$13,238	$12,988	$12,759	$13,410
07/31/19	$13,325	$13,332	$12,824	$12,472	$13,371
08/31/19	$12,940	$13,010	$12,491	$11,960	$13,001
09/30/19	$13,446	$13,470	$12,849	$12,537	$13,517
10/31/19	$13,735	$13,696	$13,311	$12,989	$13,815
11/30/19	$13,936	$13,982	$13,461	$13,040	$14,015
12/31/19	$14,309	$14,169	$13,899	$13,517	$14,403
01/31/20	$13,989	$13,995	$13,608	$13,028	$14,077
02/29/20	$12,765	$12,865	$12,378	$11,795	$12,851
03/31/20	$10,908	$11,258	$10,726	$9,705	$10,975
04/30/20	$11,498	$11,869	$11,419	$10,225	$11,575
05/31/20	$11,838	$12,351	$11,916	$10,536	$11,926
06/30/20	$12,118	$12,677	$12,322	$10,911	$12,219
07/31/20	$12,056	$12,450	$12,609	$10,932	$12,156
08/31/20	$12,595	$12,960	$13,257	$11,572	$12,698
09/30/20	$12,321	$12,832	$12,913	$11,041	$12,427
10/31/20	$11,809	$12,329	$12,397	$10,596	$11,912
11/30/20	$13,224	$13,945	$14,319	$12,603	$13,353
12/31/20	$13,707	$14,289	$14,985	$13,161	$13,832
01/31/21	$13,663	$14,234	$14,825	$13,059	$13,785
02/28/21	$13,878	$14,606	$15,158	$13,681	$14,012
03/31/21	$14,505	$15,374	$15,506	$14,141	$14,645
04/30/21	$14,716	$15,567	$15,973	$14,411	$14,863
05/31/21	$15,205	$15,892	$16,494	$14,910	$15,273
06/30/21	$15,119	$16,110	$16,308	$14,567	$15,288
07/31/21	$15,183	$16,174	$16,431	$14,531	$15,375
08/31/21	$15,401	$16,538	$16,721	$14,696	$15,598
09/30/21	$15,086	$16,322	$16,235	$14,426	$15,264
10/31/21	$15,277	$16,678	$16,635	$14,656	$15,474
11/30/21	$14,884	$16,260	$15,860	$13,774	$15,080
12/31/21	$15,672	$16,961	$16,673	$14,595	$15,880
01/31/22	$15,535	$16,343	$15,867	$14,747	$15,770
02/28/22	$15,301	$15,987	$15,586	$14,547	$15,520
03/31/22	$15,713	$16,328	$15,687	$14,644	$15,917
04/30/22	$15,473	$16,101	$14,672	$13,903	$15,665
05/31/22	$15,555	$16,069	$14,782	$14,245	$15,743
06/30/22	$14,496	$15,049	$13,410	$12,827	$14,664
07/31/22	$14,986	$15,830	$14,078	$13,094	$15,165
08/31/22	$14,689	$15,470	$13,410	$12,652	$14,882
09/30/22	$13,796	$14,508	$12,155	$11,518	$13,972
10/31/22	$14,450	$15,281	$12,809	$12,261	$14,651
11/30/22	$15,636	$16,264	$14,252	$13,608	$15,867
12/31/22	$15,473	$15,774	$14,263	$13,780	$15,711
01/31/23	$16,539	$16,768	$15,418	$14,844	$16,798
02/28/23	$16,358	$16,871	$15,096	$14,636	$16,614
03/31/23	$16,535	$16,956	$15,471	$14,598	$16,792
04/30/23	$16,974	$17,342	$15,907	$15,068	$17,237
05/31/23	$16,198	$17,068	$15,234	$14,257	$16,421
06/30/23	$16,987	$17,682	$15,927	$15,058	$17,221
07/31/23	$17,434	$17,977	$16,443	$15,743	$17,681
08/31/23	$16,965	$17,647	$15,813	$15,276	$17,201
09/30/23	$16,850	$17,457	$15,273	$15,147	$17,095
10/31/23	$16,360	$16,872	$14,654	$14,480	$16,599
11/30/23	$17,214	$17,815	$16,014	$15,628	$17,482
12/31/23	$17,862	$18,323	$16,864	$16,391	$18,150
01/31/24	$17,934	$18,802	$16,961	$16,380	$18,226
02/29/24	$18,229	$19,372	$17,272	$16,410	$18,534
03/31/24	$19,004	$20,147	$17,840	$17,126	$19,347
04/30/24	$18,948	$19,971	$17,383	$16,951	$19,257
05/31/24	$19,485	$20,462	$18,056	$17,619	$19,798
06/30/24	$19,212	$20,349	$17,765	$17,128	$19,527
07/31/24	$19,865	$20,504	$18,286	$17,931	$20,196
08/31/24	$20,375	$20,596	$18,881	$18,390	$20,723
09/30/24	$20,507	$20,516	$19,055	$18,651	$20,856
10/31/24	$19,691	$20,190	$18,019	$17,775	$20,045
11/30/24	$19,651	$20,306	$17,917	$17,638	$19,980
12/31/24	$19,764	$20,389	$17,509	$17,323	$20,112
01/31/25	$20,645	$21,373	$18,429	$18,207	$20,998
02/28/25	$21,030	$21,575	$18,787	$18,886	$21,407
03/31/25	$21,032	$20,979	$18,711	$19,326	$21,410
04/30/25	$21,840	$20,964	$19,568	$20,110	$22,240
05/31/25	$22,689	$21,941	$20,463	$20,917	$23,116
06/30/25	$23,101	$21,985	$20,914	$21,281	$23,551
07/31/25	$23,218	$22,289	$20,621	$21,335	$23,670
08/31/25	$24,126	$22,758	$21,500	$22,556	$24,617
09/30/25	$24,482	$23,168	$21,911	$22,853	$24,971
10/31/25	$24,688	$23,957	$22,169	$23,027	$25,197
11/30/25	$25,094	$24,089	$22,307	$23,653	$25,605
12/31/25	$25,713	$24,588	$22,976	$24,642	$26,234
01/31/26	$26,742	$25,380	$24,175	$26,046	$27,296
02/28/26	$28,220	$26,764	$25,293	$27,590	$28,817
03/31/26	$25,609	$24,625	$22,691	$25,134	$26,133
04/30/26	$26,925	$25,876	$24,381	$26,657	$27,494
05/31/26	$27,749	$26,831	$25,129	$27,207	$28,328
06/30/26	$27,679	$27,468	$25,146	$27,016	$28,264

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	19.82%	12.86%	10.72%
MSCI EAFE Local Currency Index	24.94%	11.26%	10.63%
MSCI EAFE Index	20.23%	9.05%	9.66%
MSCI EAFE Value Index	26.95%	13.15%	10.45%
WisdomTree Dynamic International Equity Index	20.01%	13.08%	10.95%

Key Fund Statistics

  Total Net Assets$1,445,310,498
  # of Portfolio Holdings1,462
  Portfolio Turnover Rate30%
  Investment Advisory Fees Paid, Net$4,366,611

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
HSBC Holdings PLC	1.7%
Novartis AG	1.2%
Nestle SA	1.2%
Intesa Sanpaolo SpA	1.2%
ASML Holding NV	1.1%
Roche Holding AG	1.1%
Toyota Motor Corp.	1.0%
Shell PLC	1.0%
British American Tobacco PLC	1.0%
Banco Bilbao Vizcaya Argentaria SA	0.9%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	21.4%
Industrials	20.1%
Consumer Discretionary	10.4%
Information Technology	9.2%
Health Care	8.3%
Consumer Staples	7.7%
Materials	5.5%
Utilities	5.4%
Communication Services	5.1%
Energy	3.4%
Other Sectors	2.6%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Dynamic International Equity Fund

Annual Shareholder Report - June 30, 2026

Ticker: DDWM

DDWM - 062026

WisdomTree Dynamic International SmallCap Equity Fund

Ticker: DDLS

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Dynamic International SmallCap Equity Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic International SmallCap Equity Fund	$54	0.50%

How did the Fund perform last year and what affected its performance?

The Fund returned 15.85% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Small Cap Local Currency Index, which returned 22.43% during the same period. The following summarizes the key factors that affected Fund performance during the period:

-  The Fund benefited from its exposures to Health Care due to a mix of positive allocation effects and stock selection. The allocation impact was driven by a modest underweight to the sector when it underperformed within the benchmark.

-  Financials and Real Estate also produced positive performance impacts due to strong stock selection in the former and positive allocation effects in the latter.

-  The two largest performance detractors at the sector level were Information Technology and Materials, which were both due to a mix of negative allocation and stock selection effects. Both sectors outperformed within the broader benchmark, which created the negative allocation impact.

-  The Fund benefited from its exposures to Switzerland due to positive allocation effects stemming from a modest underweight. Swiss equities were flat during the period and underperformed the broader benchmark by double digits. Stock selection among Swiss companies was also additive, which magnified the effect.

-  Singapore and German exposures also contributed positively to performance, supported primarily by favorable stock selection effects in the former and a mix of positive allocation and selection effects in the latter.

-  British equities were the largest performance detractor due to a combination of negative stock selection and allocation effects.

-  Japan also weighed negatively on performance due to negative allocation effects.

-  The Fund utilized foreign exchange contracts to dynamically hedge its exposure to foreign currency fluctuations relative to the U.S. dollar. Although the U.S. dollar strengthened against most developed market currencies represented in the Fund’s underlying equities during the period, the timing and composition of the Fund’s dynamic currency hedges slightly detracted from performance.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Local Currency Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended June 30, 2026

Table Summary
	WisdomTree Dynamic International SmallCap Equity Fund $26,363	MSCI EAFE Local Currency Index $27,468	MSCI EAFE Small Cap Index $22,901	MSCI EAFE Small Cap Local Currency Index $26,212	MSCI EAFE Small Cap Value Index $23,707	WisdomTree Dynamic International SmallCap Equity Index $27,395
06/30/16	$10,000	$10,000	$10,000	$10,000	$10,000	$10,000
07/31/16	$10,737	$10,475	$10,613	$10,585	$10,696	$10,748
08/31/16	$10,791	$10,573	$10,550	$10,605	$10,730	$10,818
09/30/16	$11,037	$10,604	$10,864	$10,810	$10,969	$11,061
10/31/16	$11,054	$10,730	$10,556	$10,870	$10,793	$11,078
11/30/16	$11,075	$10,862	$10,260	$10,955	$10,581	$11,097
12/31/16	$11,545	$11,353	$10,554	$11,402	$10,939	$11,582
01/31/17	$11,732	$11,364	$10,926	$11,465	$11,337	$11,757
02/28/17	$12,060	$11,608	$11,171	$11,788	$11,581	$12,085
03/31/17	$12,258	$11,888	$11,395	$11,989	$11,743	$12,279
04/30/17	$12,635	$12,054	$11,883	$12,376	$12,180	$12,658
05/31/17	$12,891	$12,306	$12,321	$12,653	$12,517	$12,931
06/30/17	$12,974	$12,210	$12,318	$12,593	$12,602	$13,038
07/31/17	$13,353	$12,293	$12,765	$12,762	$13,085	$13,410
08/31/17	$13,384	$12,288	$12,869	$12,873	$13,136	$13,444
09/30/17	$13,774	$12,620	$13,237	$13,285	$13,498	$13,834
10/31/17	$14,047	$12,995	$13,460	$13,699	$13,607	$14,094
11/30/17	$14,042	$12,928	$13,673	$13,713	$13,831	$14,124
12/31/17	$14,433	$13,083	$14,038	$14,027	$14,252	$14,523
01/31/18	$14,732	$13,240	$14,756	$14,206	$14,870	$14,808
02/28/18	$14,220	$12,808	$14,232	$13,862	$14,287	$14,330
03/31/18	$13,956	$12,523	$14,072	$13,646	$14,101	$14,068
04/30/18	$14,264	$13,086	$14,263	$14,148	$14,391	$14,377
05/31/18	$14,155	$12,998	$14,126	$14,203	$13,997	$14,273
06/30/18	$13,852	$12,957	$13,851	$14,081	$13,696	$13,989
07/31/18	$13,992	$13,299	$13,942	$14,206	$13,861	$14,152
08/31/18	$13,861	$13,075	$13,830	$14,143	$13,663	$14,031
09/30/18	$13,935	$13,263	$13,730	$14,119	$13,660	$14,085
10/31/18	$12,861	$12,396	$12,408	$12,931	$12,523	$13,014
11/30/18	$12,901	$12,369	$12,321	$12,832	$12,402	$13,069
12/31/18	$12,038	$11,645	$11,526	$11,863	$11,662	$12,187
01/31/19	$12,747	$12,281	$12,455	$12,663	$12,578	$12,924
02/28/19	$13,147	$12,707	$12,734	$13,082	$12,780	$13,326
03/31/19	$13,173	$12,878	$12,755	$13,184	$12,708	$13,349
04/30/19	$13,596	$13,313	$13,139	$13,657	$13,006	$13,785
05/31/19	$12,997	$12,696	$12,444	$12,954	$12,288	$13,171
06/30/19	$13,335	$13,238	$12,972	$13,305	$12,821	$13,541
07/31/19	$13,317	$13,332	$12,881	$13,472	$12,641	$13,520
08/31/19	$12,934	$13,010	$12,562	$13,156	$12,380	$13,136
09/30/19	$13,504	$13,470	$12,916	$13,608	$12,830	$13,710
10/31/19	$13,999	$13,696	$13,503	$13,979	$13,451	$14,228
11/30/19	$14,412	$13,982	$13,801	$14,409	$13,679	$14,666
12/31/19	$15,016	$14,169	$14,404	$14,761	$14,266	$15,282
01/31/20	$14,568	$13,995	$13,986	$14,479	$13,790	$14,824
02/29/20	$13,130	$12,865	$12,615	$13,208	$12,411	$13,346
03/31/20	$10,650	$11,258	$10,440	$11,084	$9,899	$10,802
04/30/20	$11,560	$11,869	$11,525	$12,080	$10,758	$11,742
05/31/20	$12,116	$12,351	$12,347	$12,906	$11,227	$12,314
06/30/20	$12,175	$12,677	$12,516	$12,989	$11,345	$12,365
07/31/20	$12,277	$12,450	$12,937	$12,895	$11,535	$12,469
08/31/20	$13,062	$12,960	$13,902	$13,707	$12,404	$13,271
09/30/20	$13,023	$12,832	$13,799	$13,847	$12,164	$13,240
10/31/20	$12,657	$12,329	$13,318	$13,364	$11,763	$12,888
11/30/20	$13,999	$13,945	$15,148	$14,854	$13,641	$14,286
12/31/20	$14,749	$14,289	$16,182	$15,518	$13,574	$15,058
01/31/21	$14,754	$14,234	$16,122	$15,571	$13,516	$15,066
02/28/21	$15,195	$14,606	$16,549	$16,032	$14,106	$15,512
03/31/21	$15,866	$15,374	$16,911	$16,823	$14,585	$16,206
04/30/21	$16,321	$15,567	$17,590	$17,223	$15,106	$16,685
05/31/21	$16,701	$15,892	$17,942	$17,377	$15,527	$17,042
06/30/21	$16,573	$16,110	$17,645	$17,505	$15,091	$16,956
07/31/21	$16,804	$16,174	$17,945	$17,760	$15,278	$17,184
08/31/21	$17,266	$16,538	$18,462	$18,342	$15,661	$17,667
09/30/21	$16,922	$16,322	$17,803	$17,962	$15,112	$17,310
10/31/21	$16,995	$16,678	$18,082	$18,167	$15,266	$17,389
11/30/21	$16,318	$16,260	$17,071	$17,569	$14,374	$16,725
12/31/21	$17,125	$16,961	$17,816	$18,199	$15,148	$17,563
01/31/22	$16,435	$16,343	$16,513	$17,081	$15,711	$16,828
02/28/22	$16,293	$15,987	$16,303	$16,797	$15,600	$16,680
03/31/22	$16,435	$16,328	$16,297	$17,037	$15,551	$16,839
04/30/22	$16,086	$16,101	$15,178	$16,745	$14,704	$16,496
05/31/22	$15,880	$16,069	$15,069	$16,492	$14,688	$16,284
06/30/22	$14,952	$15,049	$13,414	$15,242	$13,137	$15,312
07/31/22	$15,680	$15,830	$14,301	$16,192	$13,787	$16,060
08/31/22	$15,389	$15,470	$13,667	$15,901	$13,264	$15,787
09/30/22	$14,161	$14,508	$12,095	$14,659	$11,772	$14,510
10/31/22	$14,531	$15,281	$12,607	$15,297	$12,341	$14,900
11/30/22	$15,479	$16,264	$13,857	$16,054	$13,552	$15,911
12/31/22	$15,449	$15,774	$14,005	$15,725	$13,823	$15,879
01/31/23	$16,546	$16,768	$15,051	$16,616	$14,894	$17,024
02/28/23	$16,494	$16,871	$14,724	$16,757	$14,654	$16,962
03/31/23	$16,348	$16,956	$14,694	$16,433	$14,449	$16,800
04/30/23	$16,751	$17,342	$14,990	$16,782	$14,800	$17,221
05/31/23	$15,967	$17,068	$14,364	$16,523	$14,079	$16,389
06/30/23	$16,493	$17,682	$14,779	$16,938	$14,565	$16,925
07/31/23	$17,045	$17,977	$15,434	$17,406	$15,335	$17,512
08/31/23	$16,668	$17,647	$14,921	$17,227	$14,864	$17,117
09/30/23	$16,362	$17,457	$14,261	$16,817	$14,418	$16,780
10/31/23	$15,735	$16,872	$13,423	$16,024	$13,705	$16,157
11/30/23	$16,695	$17,815	$14,773	$17,023	$14,904	$17,181
12/31/23	$17,792	$18,323	$15,849	$17,740	$15,949	$18,298
01/31/24	$17,743	$18,802	$15,587	$17,851	$15,745	$18,264
02/29/24	$17,830	$19,372	$15,647	$18,147	$15,638	$18,358
03/31/24	$18,527	$20,147	$16,229	$18,986	$16,415	$19,156
04/30/24	$18,614	$19,971	$15,747	$18,810	$16,099	$19,145
05/31/24	$19,043	$20,462	$16,429	$19,355	$16,721	$19,615
06/30/24	$18,681	$20,349	$15,930	$19,000	$16,095	$19,257
07/31/24	$19,647	$20,504	$16,838	$19,583	$17,096	$20,226
08/31/24	$19,885	$20,596	$17,171	$19,387	$17,370	$20,468
09/30/24	$20,282	$20,516	$17,609	$19,599	$17,840	$20,869
10/31/24	$19,209	$20,190	$16,505	$19,240	$16,734	$19,793
11/30/24	$19,286	$20,306	$16,517	$19,330	$16,748	$19,877
12/31/24	$19,542	$20,389	$16,137	$19,476	$16,377	$20,156
01/31/25	$19,891	$21,373	$16,693	$20,016	$16,939	$20,531
02/28/25	$19,868	$21,575	$16,644	$19,690	$17,089	$20,525
03/31/25	$19,841	$20,979	$16,732	$19,418	$17,396	$20,498
04/30/25	$20,688	$20,964	$17,703	$19,694	$18,333	$21,394
05/31/25	$21,761	$21,941	$18,695	$20,819	$19,188	$22,523
06/30/25	$22,757	$21,985	$19,508	$21,410	$19,957	$23,566
07/31/25	$23,143	$22,289	$19,492	$22,032	$20,045	$23,972
08/31/25	$24,138	$22,758	$20,394	$22,561	$21,182	$25,016
09/30/25	$24,472	$23,168	$20,718	$22,910	$21,540	$25,356
10/31/25	$24,187	$23,957	$20,550	$23,283	$21,391	$25,079
11/30/25	$24,728	$24,089	$20,801	$23,614	$21,963	$25,645
12/31/25	$25,233	$24,588	$21,274	$23,973	$22,543	$26,172
01/31/26	$26,277	$25,380	$22,505	$24,802	$23,858	$27,263
02/28/26	$27,660	$26,764	$23,584	$26,194	$25,042	$28,731
03/31/26	$24,993	$24,625	$21,007	$23,902	$22,271	$25,949
04/30/26	$26,408	$25,876	$22,882	$25,399	$23,908	$27,440
05/31/26	$27,236	$26,831	$23,785	$26,528	$24,702	$28,315
06/30/26	$26,363	$27,468	$22,901	$26,212	$23,707	$27,395

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	15.85%	9.73%	10.18%
MSCI EAFE Local Currency Index	24.94%	11.26%	10.63%
MSCI EAFE Small Cap Index	17.39%	5.35%	8.64%
MSCI EAFE Small Cap Local Currency Index	22.43%	8.41%	10.12%
MSCI EAFE Small Cap Value Index	18.79%	7.92%	9.02%
WisdomTree Dynamic International SmallCap Equity Index	16.25%	10.07%	10.60%

Key Fund Statistics

  Total Net Assets$425,717,264
  # of Portfolio Holdings1,045
  Portfolio Turnover Rate42%
  Investment Advisory Fees Paid, Net$2,098,360

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Elecnor SA	0.7%
Hoegh Autoliners ASA	0.7%
Hafnia Ltd.	0.6%
Plus500 Ltd.	0.6%
Taiyo Yuden Co. Ltd.	0.6%
Man Group PLC	0.5%
NOS SGPS SA	0.5%
DOF Group ASA	0.4%
First Resources Ltd.	0.4%
FIBI Holdings Ltd.	0.4%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	26.3%
Financials	14.2%
Consumer Discretionary	11.9%
Materials	9.8%
Information Technology	8.7%
Real Estate	7.3%
Consumer Staples	7.1%
Communication Services	4.6%
Energy	3.8%
Health Care	3.5%
Other Sectors	1.9%
Other Assets and Liabilities, Net	0.9%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Dynamic International SmallCap Equity Fund

Annual Shareholder Report - June 30, 2026

Ticker: DDLS

DDLS - 062026

WisdomTree Efficient Long/Short U.S. Equity Fund

Ticker: WTLS

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Efficient Long/Short U.S. Equity Fund (the "Fund") for the period of January 22, 2026 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient Long/Short U.S. Equity Fund	$42	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 1/22/26. Actual expenses are calculated using a 160/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned 17.06% at net asset value (NAV) for the fiscal period ended June 30, 2026, outperforming the Fund's primary comparative benchmark, the S&P 500® Index, which returned 9.66% in U.S. dollar terms during the same period. Please note that both performance figures represent total returns since the Fund’s inception on January 22, 2026. The following summarizes the key factors that affected Fund performance during the period:

  The Fund’s utilizes a long/short equity strategy that pairs market-like U.S. equity exposure, obtained via 90% exposure to S&P 500® Index futures, with an additional systematic, quantitatively-driven long/short equity overlay. Most of the return differentials versus the primary benchmark will be determined by the long/short individual stock overlay since the S&P 500® futures are used to closely replicate the performance of the Fund’s benchmark.

  The long portion of the individual stock long/short overlay produced positive returns during the period, due to targeting high-quality and low-valuation stocks with attractive growth characteristics.

  The short portion of the individual stock long/short overlay detracted from performance due to positive returns from stocks with unattractive fundamentals. These included companies perceived to be expensive in terms of valuation multiples, lower quality, with comparatively weak or outright negative growth prospects.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance January 22, 2026 (inception) through June 30, 2026

Table Summary
	WisdomTree Efficient Long/Short U.S. Equity Fund $11,706	S&P 500® Index $10,966
01/22/26	$10,000	$10,000
01/31/26	$10,129	$10,094
02/28/26	$10,110	$10,018
03/31/26	$9,669	$9,519
04/30/26	$10,916	$10,517
05/31/26	$11,806	$11,071
06/30/26	$11,706	$10,966

Average Annual Total Returns (%)

Table Summary
Since Inception 1/22/26Footnote Reference*
Fund NAV Returns	17.06%
S&P 500® Index	9.66%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$11,937,644
  # of Portfolio Holdings3
  Portfolio Turnover Rate0%
  Investment Advisory Fees Paid, Net$46,703

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top Holdings (% of Net Assets)

Table Summary
U.S. Treasury Bills, 3.63%, due 8/6/2026	45.1%
U.S. Treasury Bills, 3.73%, due 11/5/2026	44.6%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	9.2%

Investment Breakdown (% of Net Assets)

Table Summary
U.S. Government Obligations	89.7%
Mutual Fund	9.2%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Efficient Long/Short U.S. Equity Fund

Annual Shareholder Report - June 30, 2026

Ticker: WTLS

WTLS - 062026

WisdomTree Efficient U.S. Plus International Equity Fund

Ticker: NTSD

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Efficient U.S. Plus International Equity Fund (the "Fund") for the period of March 19, 2026 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Efficient U.S. Plus International Equity Fund	$11	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 3/19/26. Actual expenses are calculated using a 104/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned 17.84% at net asset value (NAV) for the fiscal period ended June 30, 2026, outperforming the Fund's primary comparative benchmark, the MSCI World Index, which returned 11.69% in U.S. dollar terms during the same period. Please note that both performance figures represent total returns since the Fund’s inception on March 19, 2026. The following summarizes the key factors that affected Fund performance during the period:

  Within the 500 largest U.S. equities that the Fund is exposed to, nearly all sector positions produced at least double-digit positive returns during the period, led by gains greater than 20% in each of Information Technology, Energy, Industrials and Communication Services.

  Information Technology was the best performer overall, delivering nearly ~40% total returns as investors remained enthusiastic about the ongoing emergence of artificial intelligence (AI) as an investment theme.

  The Energy sector was the second-best performing group, as rising oil prices boosted prospects for Energy companies.

  Real Estate, Consumer Discretionary, Consumer Staples, and Financials were the four most notable laggards. Financials gained only 4% during the period, trailing the broader U.S. equity market by nearly 20%.

  The Fund’s exposure to developed international equity market futures positively contributed to performance during the period. Developed, non-U.S. equity markets produced positive returns that were sufficient to generate outperformance versus the benchmark and above that of a 100% U.S. equity allocation. This illustrates that the Fund’s capital efficient construct, pairing U. S. and developed non-U. S. equity exposure in a framework totaling 150% exposure, was superior to individual 100% allocations to each region during the period.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI World Index, a broad-based securities market index. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance March 19, 2026 (inception) through June 30, 2026

Table Summary
	WisdomTree Efficient U.S. Plus International Equity Fund $11,784	MSCI World Index $11,169
03/19/26	$10,000	$10,000
03/31/26	$9,872	$9,818
04/30/26	$11,076	$10,760
05/31/26	$11,813	$11,250
06/30/26	$11,784	$11,169

Average Annual Total Returns (%)

Table Summary
Since Inception 3/19/26Footnote Reference*
Fund NAV Returns	17.84%
MSCI World Index	11.69%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$35,663,412
  # of Portfolio Holdings504
  Portfolio Turnover Rate5%
  Investment Advisory Fees Paid, Net$20,745

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	6.8%
Apple, Inc.	6.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	6.0%
Alphabet, Inc., Class A	5.9%
Microsoft Corp.	3.8%
Amazon.com, Inc.	3.4%
Broadcom, Inc.	2.3%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.7%
Tesla, Inc.	1.7%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.8%
Financials	11.2%
Communication Services	9.7%
Consumer Discretionary	8.3%
Health Care	7.9%
Industrials	7.6%
Consumer Staples	4.6%
Other Sectors	7.3%
Other Assets and Liabilities, Net	9.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Efficient U.S. Plus International Equity Fund

Annual Shareholder Report - June 30, 2026

Ticker: NTSD

NTSD - 062026

WisdomTree Emerging Markets Efficient Core Fund

Ticker: NTSE

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Emerging Markets Efficient Core Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Efficient Core Fund	$40	0.32%

How did the Fund perform last year and what affected its performance?

The Fund returned 48.98% at net asset value (NAV) for the fiscal year ended June 30, 2026, outperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets Index, which returned 43.51% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Within the 500 largest emerging markets equities that the Fund is exposed to, Information Technology was the best-performing GICS® sector overall, posting a total return greater than 160% in dollar terms. These gains were largely concentrated in a few companies from Taiwan and South Korea who are critical hardware conduits to the emergence of artificial intelligence (AI) as an investment theme.

  Industrials and Materials trailed the remarkable returns of Information Technology but still produced gains above 30% each.

  Real Estate, Consumer Discretionary, Consumer Staples, and Communication Services were the four most notable laggards. Consumer Discretionary was the only sector to decline by double digits within the broader benchmark, falling over 14% in dollar terms, although Communication Services was not far behind with a 9% decline.

  The Fund’s exposure to laddered U.S. Treasury futures detracted from performance during the period as market yields generally rose across the yield curve. Though the effects were different at each tenor in the ladder, the general increase in yields due to persistent inflation expectations, increased Treasury issuance, and the expectation of higher future interest rates challenged performance for the Fund.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Emerging Markets Index, a broad-based securities market index. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance May 20, 2021 (inception) through June 30, 2026

Table Summary
	WisdomTree Emerging Markets Efficient Core Fund $13,931	MSCI Emerging Markets Index $14,716
05/20/21	$10,000	$10,000
05/31/21	$10,294	$10,378
06/30/21	$10,458	$10,396
07/31/21	$9,901	$9,696
08/31/21	$10,098	$9,950
09/30/21	$9,646	$9,555
10/31/21	$9,725	$9,649
11/30/21	$9,354	$9,256
12/31/21	$9,537	$9,429
01/31/22	$9,337	$9,251
02/28/22	$8,823	$8,974
03/31/22	$8,529	$8,772
04/30/22	$7,871	$8,284
05/31/22	$7,946	$8,320
06/30/22	$7,419	$7,767
07/31/22	$7,476	$7,748
08/31/22	$7,362	$7,781
09/30/22	$6,403	$6,868
10/31/22	$6,116	$6,655
11/30/22	$7,133	$7,642
12/31/22	$7,010	$7,535
01/31/23	$7,678	$8,130
02/28/23	$7,077	$7,603
03/31/23	$7,427	$7,833
04/30/23	$7,323	$7,744
05/31/23	$7,175	$7,614
06/30/23	$7,388	$7,903
07/31/23	$7,766	$8,395
08/31/23	$7,260	$7,878
09/30/23	$6,960	$7,672
10/31/23	$6,672	$7,374
11/30/23	$7,288	$7,964
12/31/23	$7,692	$8,275
01/31/24	$7,327	$7,891
02/29/24	$7,490	$8,267
03/31/24	$7,712	$8,471
04/30/24	$7,636	$8,509
05/31/24	$7,745	$8,557
06/30/24	$8,106	$8,895
07/31/24	$8,161	$8,921
08/31/24	$8,369	$9,065
09/30/24	$8,903	$9,671
10/31/24	$8,437	$9,241
11/30/24	$8,140	$8,909
12/31/24	$8,024	$8,896
01/31/25	$8,190	$9,055
02/28/25	$8,383	$9,099
03/31/25	$8,398	$9,157
04/30/25	$8,502	$9,277
05/31/25	$8,801	$9,673
06/30/25	$9,351	$10,255
07/31/25	$9,499	$10,454
08/31/25	$9,677	$10,588
09/30/25	$10,420	$11,346
10/31/25	$10,921	$11,820
11/30/25	$10,722	$11,537
12/31/25	$11,055	$11,883
01/31/26	$12,020	$12,934
02/28/26	$12,877	$13,645
03/31/26	$11,144	$11,863
04/30/26	$12,627	$13,608
05/31/26	$14,049	$14,926
06/30/26	$13,931	$14,716

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 5/20/21
Fund NAV Returns	48.98%	5.90%	6.70%
MSCI Emerging Markets Index	43.51%	7.20%	7.84%

Key Fund Statistics

  Total Net Assets$57,136,758
  # of Portfolio Holdings435
  Portfolio Turnover Rate6%
  Investment Advisory Fees Paid, Net$133,750

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.2%
Samsung Electronics Co. Ltd.	11.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	8.6%
SK hynix, Inc.	8.6%
Tencent Holdings Ltd.	3.0%
Alibaba Group Holding Ltd.	1.7%
MediaTek, Inc.	1.6%
Naspers Ltd., Class N	1.2%
China Construction Bank Corp., Class H	1.0%
Delta Electronics, Inc.	1.0%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	46.2%
Financials	14.5%
Consumer Discretionary	7.3%
Communication Services	6.1%
Materials	4.6%
Industrials	2.8%
Energy	2.6%
Other Sectors	6.1%
Other Assets and Liabilities, Net	9.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Efficient Core Fund

Annual Shareholder Report - June 30, 2026

Ticker: NTSE

NTSE - 062026

WisdomTree International Adaptive Moving Average Fund

Ticker: WIMA

Principal Listing Exchange: Nasdaq Stock Market LLC

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree International Adaptive Moving Average Fund (the "Fund") for the period of March 12, 2026 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree International Adaptive Moving Average Fund	$13	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 3/12/26. Actual expenses are calculated using a 111/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned 6.61% at net asset value (NAV) for the fiscal period ended June 30, 2026, outperforming the Fund's primary comparative benchmark, the MSCI EAFE Index, which returned 6.42% in U.S. dollar terms during the same period. Please note that both performance figures represent total returns since the Fund’s inception on March 12, 2026. The following summarizes the key factors that affected Fund performance during the period:

  The Fund utilizes a systematic trading strategy relying on technical indicators to dynamically rotate between broad, developed international equity market exposure when underlying signals suggest markets may continue to rise, while nimbly rotating into a defensive cash-like position when markets sour and the signals anticipate continued declines. Because of this, performance differentials between the Fund and its benchmark are typically due to mistimed divestment and reinvestment opportunities.

  During the period, the Fund was fully invested in the 500 largest developed international large cap equities, in accordance with its methodology. The market environment never prompted a rotation into cash.

  Fund outperformance was primarily achieved through a combination of security selection and allocation effects, all of which are a byproduct of the underlying equity basket differing from the stocks held by the primary comparative benchmark. When invested in equity markets, the Fund allocates to the top 500 companies by market capitalization from the developed international equity market universe, after meeting the appropriate listing and liquidity requirements. Therefore, the holdings of the primary comparative benchmark will slightly differ in scope, exposure and weight.

  Exposures to Communication Services, Energy, and Industrials all made positive performance contributions due to a mix of positive allocation and stock selection effects. Information Technology exposure detracted from performance due to negative allocation and stock selection impacts.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance March 12, 2026 (inception) through June 30, 2026

Table Summary
	WisdomTree International Adaptive Moving Average Fund $10,661	MSCI EAFE Index $10,642	70% MSCI EAFE Index / 30% ICE BofA US 3-Month Treasury Bill Index Composite $10,482	WisdomTree International Adaptive Moving Average Index $10,661
03/12/26	$10,000	$10,000	$10,000	$10,000
03/31/26	$9,624	$9,603	$9,726	$9,616
04/30/26	$10,343	$10,318	$10,238	$10,338
05/31/26	$10,676	$10,635	$10,468	$10,671
06/30/26	$10,661	$10,642	$10,482	$10,661

Average Annual Total Returns (%)

Table Summary
Since Inception 3/12/26Footnote Reference*
Fund NAV Returns	6.61%
MSCI EAFE Index	6.42%
70% MSCI EAFE Index / 30% ICE BofA US 3-Month Treasury Bill Index Composite	4.82%
WisdomTree International Adaptive Moving Average Index	6.61%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$68,003,414
  # of Portfolio Holdings491
  Portfolio Turnover Rate6%
  Investment Advisory Fees Paid, Net$69,364

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
ASML Holding NV	3.9%
HSBC Holdings PLC	1.9%
Novartis AG, Registered Shares	1.6%
Shell PLC	1.4%
Roche Holding AG	1.4%
Nestle SA, Registered Shares	1.4%
Mitsubishi UFJ Financial Group, Inc.	1.3%
SoftBank Group Corp.	1.3%
Siemens AG, Registered Shares	1.2%
AstraZeneca PLC	1.2%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	25.3%
Industrials	17.3%
Information Technology	11.7%
Health Care	10.3%
Consumer Discretionary	9.0%
Consumer Staples	7.4%
Materials	6.0%
Communication Services	4.1%
Energy	4.0%
Utilities	3.2%
Other Sectors	1.3%
Other Assets and Liabilities, Net	0.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Adaptive Moving Average Fund

Annual Shareholder Report - June 30, 2026

Ticker: WIMA

WIMA - 062026

WisdomTree International Efficient Core Fund

Ticker: NTSI

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree International Efficient Core Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Efficient Core Fund	$28	0.26%

How did the Fund perform last year and what affected its performance?

The Fund returned 18.74% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the MSCI EAFE Index, which returned 20.23% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Within the 500 largest developed international equities that the Fund is exposed to, seven of the eleven GICS® sectors produced at least double-digit positive returns during the period, led by gains greater than 30% in each of Information Technology, Energy and Materials.

  Information Technology was the best performer overall, delivering a 64% total return as investors remained enthusiastic about the ongoing emergence of artificial intelligence (AI) as an investment theme.

  The Energy sector was the second-best performing group, as rising oil prices boosted prospects for Energy companies.

  Real Estate, Consumer Discretionary, Consumer Staples, and Financials were the four most notable laggards. Communication Services was the only sector to decline within the broader benchmark, falling by 9.5% in dollar terms.

  Japanese equities were among the best performing regions during the period. German and French equities also produced positive returns but lagged the broader benchmark.

  The Fund’s exposure to laddered U.S. Treasury futures detracted from performance during the period as market yields generally rose across the yield curve. Though the effects were different at each tenor in the ladder, the general increase in yields due to persistent inflation expectations, increased Treasury issuance, and the expectation of higher future interest rates challenged performance for the Fund.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI EAFE Index, a broad-based securities market index. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance May 20, 2021 (inception) through June 30, 2026

Table Summary
	WisdomTree International Efficient Core Fund $13,660	MSCI EAFE Index $15,570
05/20/21	$10,000	$10,000
05/31/21	$10,254	$10,213
06/30/21	$10,150	$10,098
07/31/21	$10,307	$10,174
08/31/21	$10,434	$10,354
09/30/21	$10,076	$10,053
10/31/21	$10,295	$10,300
11/30/21	$9,895	$9,821
12/31/21	$10,328	$10,324
01/31/22	$9,819	$9,825
02/28/22	$9,629	$9,651
03/31/22	$9,516	$9,713
04/30/22	$8,801	$9,085
05/31/22	$8,863	$9,153
06/30/22	$8,073	$8,304
07/31/22	$8,537	$8,717
08/31/22	$8,007	$8,303
09/30/22	$7,154	$7,527
10/31/22	$7,427	$7,931
11/30/22	$8,318	$8,825
12/31/22	$8,291	$8,832
01/31/23	$8,996	$9,547
02/28/23	$8,691	$9,348
03/31/23	$9,039	$9,580
04/30/23	$9,285	$9,850
05/31/23	$8,848	$9,433
06/30/23	$9,151	$9,862
07/31/23	$9,367	$10,182
08/31/23	$9,004	$9,792
09/30/23	$8,578	$9,457
10/31/23	$8,170	$9,074
11/30/23	$9,030	$9,916
12/31/23	$9,625	$10,443
01/31/24	$9,650	$10,503
02/29/24	$9,717	$10,695
03/31/24	$10,020	$11,047
04/30/24	$9,638	$10,764
05/31/24	$10,029	$11,181
06/30/24	$9,965	$11,000
07/31/24	$10,327	$11,323
08/31/24	$10,662	$11,691
09/30/24	$10,770	$11,799
10/31/24	$10,062	$11,157
11/30/24	$10,059	$11,094
12/31/24	$9,725	$10,842
01/31/25	$10,199	$11,412
02/28/25	$10,479	$11,633
03/31/25	$10,436	$11,586
04/30/25	$10,864	$12,117
05/31/25	$11,206	$12,671
06/30/25	$11,504	$12,950
07/31/25	$11,338	$12,769
08/31/25	$11,857	$13,313
09/30/25	$12,113	$13,568
10/31/25	$12,300	$13,727
11/30/25	$12,408	$13,812
12/31/25	$12,689	$14,227
01/31/26	$13,247	$14,969
02/28/26	$13,930	$15,662
03/31/26	$12,457	$14,050
04/30/26	$13,269	$15,097
05/31/26	$13,651	$15,560
06/30/26	$13,660	$15,570

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 5/20/21
Fund NAV Returns	18.74%	6.12%	6.29%
MSCI EAFE Index	20.23%	9.05%	9.04%

Key Fund Statistics

  Total Net Assets$485,554,602
  # of Portfolio Holdings451
  Portfolio Turnover Rate3%
  Investment Advisory Fees Paid, Net$1,186,112

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	8.6%
ASML Holding NV	3.6%
HSBC Holdings PLC	1.7%
Novartis AG, Registered Shares	1.5%
Shell PLC	1.3%
Roche Holding AG	1.3%
Nestle SA, Registered Shares	1.2%
Mitsubishi UFJ Financial Group, Inc.	1.2%
SoftBank Group Corp.	1.1%
Siemens AG, Registered Shares	1.1%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	23.0%
Industrials	15.5%
Information Technology	10.2%
Health Care	9.2%
Consumer Discretionary	8.3%
Consumer Staples	6.6%
Materials	5.6%
Other Sectors	11.3%
Other Assets and Liabilities, Net	10.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Efficient Core Fund

Annual Shareholder Report - June 30, 2026

Ticker: NTSI

NTSI - 062026

WisdomTree Physical AI, Humanoids, and Drones Fund

Ticker: WDRN

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Physical AI, Humanoids, and Drones Fund (the "Fund") for the period of May 14, 2026 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Physical AI, Humanoids, and Drones Fund	$6	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 5/14/26. Actual expenses are calculated using a 48/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned -1.92% at net asset value (NAV) for the fiscal period ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the MSCI All Country World Index (ACWI), which returned 1.21% in U.S. dollar terms during the same period. Please note that both performance figures represent total returns since the Fund’s inception on May 14, 2026. The following summarizes the key factors that affected Fund performance during the period:

  The Fund focuses on companies enabling and deploying Physical Artificial Intelligence (Physical AI) across robotics, drones, and automation, and capturing the transition from digital intelligence to real-world machine action and industrial transformation. Its methodology resulted in large exposure to four key GICS® industries and sub-industries: Aerospace & Defense, Industrial Machinery & Supplies & Components, Electronic Equipment & Instruments, and Electrical Components & Equipment. Together, these exposures comprise about 60% of the Fund. These are roughly ten times their equivalent exposures within the benchmark, so performance differences between the two are heavily dependent on these deviations.

  All of the industries and sub-industries listed above, except for Electronic Equipment & Instruments, produced negative performance impacts for the Fund due to a mix of poor allocation and stock selection effects.

  Electronic Equipment & Instruments delivered a positive performance impact due to strong stock selection outweighing a minor headwind from negative allocation effects.

  Among sub-industries within which the Fund had lesser exposure, Automobile Manufacturers and Electric Components both produced a negative performance impact due to a blend of poor stock selection and allocation effects.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI AC World Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance May 14, 2026 (inception) through June 30, 2026

Table Summary
	WisdomTree Physical AI, Humanoids, and Drones Fund $9,808	MSCI AC World Index $10,121	WisdomTree Physical AI, Humanoids, and Drones Index $9,815
05/14/26	$10,000	$10,000	$10,000
05/31/26	$10,861	$10,203	$10,870
06/30/26	$9,808	$10,121	$9,815

Average Annual Total Returns (%)

Table Summary
Since Inception 5/14/26Footnote Reference*
Fund NAV Returns	-1.92%
MSCI AC World Index	1.21%
WisdomTree Physical AI, Humanoids, and Drones Index	-1.85%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$17,768,721
  # of Portfolio Holdings63
  Portfolio Turnover Rate4%
  Investment Advisory Fees Paid, Net$5,386

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Tesla, Inc.	5.7%
NVIDIA Corp.	4.6%
Amprius Technologies, Inc.	4.3%
Harmonic Drive Systems, Inc.	3.8%
Red Cat Holdings, Inc.	3.4%
Aurora Innovation, Inc.	3.3%
Ondas, Inc.	2.8%
Hyundai Motor Co.	2.7%
Allient, Inc.	2.6%
Siemens AG, Registered Shares	2.6%

Sector Breakdown (% of Net Assets)

Table Summary
Industrials	47.0%
Information Technology	38.8%
Consumer Discretionary	12.8%
Health Care	1.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Physical AI, Humanoids, and Drones Fund

Annual Shareholder Report - June 30, 2026

Ticker: WDRN

WDRN - 062026

WisdomTree Quantum Computing Fund

Ticker: WQTM

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree Quantum Computing Fund (the "Fund") for the period of October 9, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Quantum Computing Fund	$37	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 10/9/25. Actual expenses are calculated using a 265/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned 26.79% at net asset value (NAV) for the fiscal period ended June 30, 2026, outperforming the Fund's primary comparative benchmark, the MSCI All Country World Index (ACWI), which returned 13.58% in U.S. dollar terms during the same period. Please note that both performance figures represent total returns since the Fund’s inception on October 9, 2025. The following summarizes the key factors that affected Fund performance during the period:

  The Fund’s focus on companies driving innovation across the emerging quantum ecosystem resulted in concentrated exposure within the Semiconductor, Semiconductor Materials & Equipment, Application Software, and Technology Hardware, Storage & Peripherals industries and sub-industries. Together, these exposures comprise about 50% of the Fund. These four industries and sub-industries resulted in a roughly 35% overweight versus their equivalent exposures within the benchmark, so performance differences between the two are heavily dependent on these deviations.

  Semiconductor industry exposure was a positive performance contributor during the period as semiconductor companies, critical suppliers of hardware needed for artificial intelligence (AI) development, enablement, and deployment, benefited from ongoing investor enthusiasm. This produced a positive allocation effect that was slightly offset by poor stock selection.

  The Semiconductor Materials & Equipment sub-industry also produced positive performance impacts due to a blend of positive allocation and stock selection effects.

  Technology Hardware, Storage & Peripherals produced negative performance effects, however, owing to poor stock selection within the sub-industry.

  Application Software also contributed negatively due to a mix of poor allocation and stock selection effects. Software industries suffered during the period as further AI developments convinced investors that software products and associated business models would be challenged and potentially rendered obsolete by the new technology.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI AC World Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance October 9, 2025 (inception) through June 30, 2026

Table Summary
	WisdomTree Quantum Computing Fund $12,679	MSCI AC World Index $11,358	WisdomTree Classiq Quantum Computing Index $12,708
10/9/2025	$10,000	$10,000	$10,000
12/31/2025	$8,681	$10,210	$8,683
3/31/2026	$8,214	$9,883	$8,222
6/30/2026	$12,679	$11,358	$12,708

Average Annual Total Returns (%)

Table Summary
Since Inception 10/9/25Footnote Reference*
Fund NAV Returns	26.79%
MSCI AC World Index	13.58%
WisdomTree Classiq Quantum Computing Index	27.08%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$328,559,222
  # of Portfolio Holdings47
  Portfolio Turnover Rate48%
  Investment Advisory Fees Paid, Net$192,548

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
Quantinuum, Inc., Class A	7.2%
D-Wave Quantum, Inc.	5.5%
Rigetti Computing, Inc.	5.1%
IonQ, Inc.	4.8%
International Business Machines Corp.	3.6%
Intel Corp.	3.0%
Quantum Computing, Inc.	2.8%
Infleqtion, Inc.	2.6%
Dell Technologies, Inc., Class C	2.6%
Microsoft Corp.	2.5%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	86.4%
Communication Services	8.7%
Consumer Discretionary	2.5%
Industrials	2.3%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Quantum Computing Fund

Annual Shareholder Report - June 30, 2026

Ticker: WQTM

WQTM - 062026

WisdomTree True Emerging Markets Fund

Ticker: XC

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree True Emerging Markets Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473). This report describes changes to the Fund that occurred during the reporting period.

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree True Emerging Markets Fund	$33	0.32%

How did the Fund perform last year and what affected its performance?

The Fund returned 3.40% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the MSCI Emerging Markets ex-China Index, which returned 63.11% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund had zero exposure to Taiwanese and South Korean equities during the period due to its focus on “True Emerging Markets” countries, from which they are excluded. Their exclusion explains most of the Fund’s underperformance as they were the two best-performing countries within the broader emerging markets universe during the period. In U.S. dollar terms, the MSCI Taiwan index returned over 100% and the MSCI Korea Index over 210%, which illustrates how these markets disproportionately pulled the Fund’s primary comparative benchmark higher.

  Furthermore, Taiwanese and South Korean equity markets were led higher by a small cohort of Information Technology companies, and the Fund was deeply underweight Information Technology stocks as a byproduct of its methodological exclusion of these two countries. As a result, it experienced deeply negative allocation effects that hurt performance due to being comparatively underweight the technology sector.

  The Fund’s exclusion of Chinese equities was an additive during the period, however, as Chinese markets declined by a few percentage points. This produced a positive performance effect, although it did little to offset the performance drag created by Taiwan and Korea underexposure.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the MSCI Emerging Markets ex-China Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance September 22, 2022 (inception) through June 30, 2026

Table Summary
	WisdomTree True Emerging Markets Fund $14,897	MSCI Emerging Markets ex-China Index $23,532	WisdomTree True Emerging Markets Index $15,373
09/22/22	$10,000	$10,000	$10,000
09/30/22	$9,353	$9,385	$9,342
10/31/22	$9,592	$9,680	$9,611
11/30/22	$10,522	$10,586	$10,568
12/31/22	$10,025	$10,133	$10,050
01/31/23	$10,663	$10,746	$10,687
02/28/23	$10,187	$10,259	$10,223
03/31/23	$10,496	$10,498	$10,527
04/30/23	$10,509	$10,584	$10,555
05/31/23	$10,781	$10,733	$10,847
06/30/23	$11,159	$11,133	$11,227
07/31/23	$11,686	$11,615	$11,760
08/31/23	$11,135	$11,044	$11,199
09/30/23	$10,762	$10,761	$10,833
10/31/23	$10,379	$10,361	$10,436
11/30/23	$11,471	$11,432	$11,578
12/31/23	$12,193	$12,163	$12,345
01/31/24	$11,862	$11,861	$12,025
02/29/24	$12,246	$12,282	$12,442
03/31/24	$12,612	$12,651	$12,867
04/30/24	$12,438	$12,446	$12,663
05/31/24	$12,517	$12,433	$12,738
06/30/24	$13,315	$13,188	$13,594
07/31/24	$13,344	$13,298	$13,692
08/31/24	$13,597	$13,540	$13,959
09/30/24	$13,760	$13,710	$14,138
10/31/24	$13,360	$13,178	$13,669
11/30/24	$12,984	$12,747	$13,294
12/31/24	$12,871	$12,596	$13,172
01/31/25	$13,035	$12,864	$13,299
02/28/25	$12,498	$12,375	$12,723
03/31/25	$12,320	$12,380	$12,571
04/30/25	$12,823	$12,858	$13,109
05/31/25	$13,507	$13,489	$13,837
06/30/25	$14,407	$14,426	$14,786
07/31/25	$14,167	$14,544	$14,554
08/31/25	$14,285	$14,511	$14,674
09/30/25	$14,584	$15,384	$14,969
10/31/25	$14,864	$16,584	$15,330
11/30/25	$14,987	$16,195	$15,477
12/31/25	$15,199	$16,956	$15,690
01/31/26	$15,767	$18,727	$16,240
02/28/26	$16,025	$20,520	$16,496
03/31/26	$14,395	$17,492	$14,777
04/30/26	$15,022	$20,728	$15,489
05/31/26	$14,951	$23,525	$15,435
06/30/26	$14,897	$23,532	$15,373

Average Annual Total Returns (%)

Table Summary
	1 Year	Since Inception 9/22/22
Fund NAV Returns	3.40%	11.14%
MSCI Emerging Markets ex-China Index	63.11%	25.44%
WisdomTree True Emerging Markets Index	3.97%	12.06%

Key Fund Statistics

  Total Net Assets$78,618,727
  # of Portfolio Holdings516
  Portfolio Turnover Rate99%
  Investment Advisory Fees Paid, Net$288,175

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
MercadoLibre, Inc.	3.4%
Reliance Industries Ltd.	2.5%
HDFC Bank Ltd.	2.3%
Al Rajhi Bank	2.3%
ICICI Bank Ltd.	1.9%
Delta Electronics Thailand PCL, NVDR	1.8%
Bharti Airtel Ltd.	1.5%
OTP Bank Nyrt	1.4%
Grupo Mexico SAB de CV, Series B	1.4%
FirstRand Ltd.	1.4%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	31.9%
Consumer Discretionary	11.5%
Materials	10.0%
Industrials	9.7%
Consumer Staples	8.6%
Communication Services	6.3%
Information Technology	4.8%
Health Care	4.7%
Energy	4.4%
Real Estate	4.2%
Other Sectors	3.7%
Other Assets and Liabilities, Net	0.2%
Total	100.0%

Material Fund Changes

Effective July 10, 2025, the Fund changed its name from the WisdomTree Emerging Markets ex-China Fund to the WisdomTree True Emerging Markets Fund and began tracking the WisdomTree True Emerging Markets Index, formerly known as the WisdomTree Emerging Markets ex-China Index. The Index methodology was revised to exclude companies listed or incorporated in Korea and Taiwan, in addition to China, and to exclude state-owned enterprises, which are generally companies with more than 20% government ownership. The revised methodology also includes country, sector, and issuer-weighting adjustments and limits. These changes may cause the Fund’s country, sector, and issuer exposures, as well as its performance, to differ from those before July 10, 2025.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree True Emerging Markets Fund

Annual Shareholder Report - June 30, 2026

Ticker: XC

XC - 062026

WisdomTree U.S. Adaptive Moving Average Fund

Ticker: WAMA

Principal Listing Exchange: Nasdaq Stock Market LLC

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree U.S. Adaptive Moving Average Fund (the "Fund") for the period of March 12, 2026 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Adaptive Moving Average Fund	$10	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 3/12/26. Actual expenses are calculated using a 111/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

How did the Fund perform the last period and what affected its performance?

The Fund returned 5.21% at net asset value (NAV) for the fiscal period ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the S&P 500® Index, which returned 11.07% in U.S. dollar terms during the same period. Please note that both performance figures represent total returns since the Fund’s inception on March 12, 2026. The following summarizes the key factors that affected Fund performance during the period:

  The Fund utilizes a systematic trading strategy relying on technical indicators to dynamically rotate between broad U.S. equity market exposure when underlying signals suggest markets may continue to rise, while nimbly rotating into a defensive cash-like position when markets sour and the signals anticipate continued declines. Because of this, performance differentials between the Fund and its benchmark are typically due to mistimed divestment and reinvestment opportunities since Fund equity holdings, when fully invested in equity markets, will typically be very similar to those of its primary comparative benchmark.

  The Fund was mostly invested in U.S. large cap equities in accordance with its quantitative, signal-based methodology for most of the period. This produced positive absolute performance benefits since U.S. large cap equities gradually climbed higher.

  However, the Fund rotated into cash in accordance with its methodology during the late springtime of 2026. The onset of the U.S.-Israel-Iran war prompted a sharp decline in U.S. markets which resulted in the equity index underlying one of the Fund’s key trading signals to trade below its 200-day moving average. As a result, the Fund moved into cash. This produced a negative performance effect because markets quickly recovered thereafter, and the Fund was not yet reinvested in equity markets to benefit from the ensuing rally. As a result, Fund performance trailed its primary comparative benchmark.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance March 12, 2026 (inception) through June 30, 2026

Table Summary
	WisdomTree U.S. Adaptive Moving Average Fund $10,521	S&P 500® Index $11,107	70% S&P 500® Index / 30% ICE BofA U.S. 3-Month Treasury Index Composite $10,817	WisdomTree U.S. Adaptive Moving Average Index $10,545
03/12/26	$10,000	$10,000	$10,000	$10,000
03/31/26	$9,636	$9,641	$9,756	$9,634
04/30/26	$10,108	$10,653	$10,479	$10,114
05/31/26	$10,645	$11,214	$10,884	$10,665
06/30/26	$10,521	$11,107	$10,817	$10,545

Average Annual Total Returns (%)

Table Summary
Since Inception 3/12/26Footnote Reference*
Fund NAV Returns	5.21%
S&P 500® Index	11.07%
70% S&P 500® Index / 30% ICE BofA U.S. 3-Month Treasury Index Composite	8.17%
WisdomTree U.S. Adaptive Moving Average Index	5.45%
Footnote	Description
Footnote*	Returns of less than one year are cumulative.

Key Fund Statistics

  Total Net Assets$187,364,153
  # of Portfolio Holdings505
  Portfolio Turnover Rate97%
  Investment Advisory Fees Paid, Net$146,894

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
NVIDIA Corp.	7.6%
Apple, Inc.	6.7%
Alphabet, Inc., Class A	6.6%
Microsoft Corp.	4.2%
Amazon.com, Inc.	3.7%
Broadcom, Inc.	2.5%
Meta Platforms, Inc., Class A	2.1%
Micron Technology, Inc.	1.9%
Tesla, Inc.	1.9%
Eli Lilly & Co.	1.8%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	37.5%
Financials	12.2%
Communication Services	10.8%
Consumer Discretionary	9.3%
Health Care	8.8%
Industrials	8.3%
Consumer Staples	5.1%
Energy	3.0%
Utilities	2.0%
Real Estate	1.5%
Other Sectors	1.5%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%.

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Adaptive Moving Average Fund

Annual Shareholder Report - June 30, 2026

Ticker: WAMA

WAMA - 062026

WisdomTree U.S. Corporate Bond Fund

Ticker: QIG

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree U.S. Corporate Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Corporate Bond Fund	$18	0.18%

How did the Fund perform last year and what affected its performance?

The Fund returned 4.18% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the ICE BofA Merrill Lynch U.S. Corporate Index, which returned 4.47% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Across credit rating groups, the Fund’s exposure to bonds rated AA-, A- and BBB all produced negative performance effects due to poor security selection.

  Bonds rated A+, A, and BBB+ all produced positive performance effects due to a blend of positive allocation and security selection effects within each group.

  AA, BB+ and CCC bonds produced positive returns solely attributable to positive allocation effects.

  Exposures to Industrial and Utility bonds weighed negatively on Fund performance with poor security selection effects outweighing positive allocation effects.

  Financial Institution bond exposure also detracted from performance due to a mix of negative allocation and security selection impacts.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended June 30, 2026

Table Summary
	WisdomTree U.S. Corporate Bond Fund $12,610	Bloomberg U.S. Aggregate Bond Index $11,656	ICE BofA Merrill Lynch U.S. Corporate Index $13,062	WisdomTree U.S. Quality Corporate Bond Index $12,958
06/30/16	$10,000	$10,000	$10,000	$10,000
07/31/16	$10,127	$10,063	$10,145	$10,155
08/31/16	$10,162	$10,052	$10,173	$10,174
09/30/16	$10,127	$10,046	$10,144	$10,151
10/31/16	$10,005	$9,969	$10,060	$10,042
11/30/16	$9,757	$9,733	$9,790	$9,791
12/31/16	$9,803	$9,747	$9,851	$9,847
01/31/17	$9,803	$9,766	$9,892	$9,860
02/28/17	$9,904	$9,832	$10,004	$9,958
03/31/17	$9,897	$9,827	$9,991	$9,944
04/30/17	$9,989	$9,902	$10,091	$10,036
05/31/17	$10,112	$9,979	$10,208	$10,151
06/30/17	$10,152	$9,969	$10,233	$10,197
07/31/17	$10,238	$10,011	$10,310	$10,267
08/31/17	$10,302	$10,101	$10,397	$10,343
09/30/17	$10,280	$10,053	$10,373	$10,330
10/31/17	$10,314	$10,059	$10,415	$10,370
11/30/17	$10,299	$10,046	$10,401	$10,364
12/31/17	$10,417	$10,092	$10,489	$10,468
01/31/18	$10,324	$9,976	$10,392	$10,384
02/28/18	$10,146	$9,881	$10,237	$10,217
03/31/18	$10,167	$9,945	$10,259	$10,249
04/30/18	$10,074	$9,871	$10,171	$10,160
05/31/18	$10,119	$9,941	$10,217	$10,210
06/30/18	$10,039	$9,929	$10,162	$10,140
07/31/18	$10,133	$9,931	$10,237	$10,235
08/31/18	$10,180	$9,995	$10,293	$10,282
09/30/18	$10,178	$9,931	$10,260	$10,258
10/31/18	$10,019	$9,852	$10,121	$10,115
11/30/18	$10,002	$9,911	$10,102	$10,106
12/31/18	$10,135	$10,093	$10,253	$10,237
01/31/19	$10,349	$10,200	$10,468	$10,451
02/28/19	$10,359	$10,195	$10,506	$10,465
03/31/19	$10,617	$10,390	$10,767	$10,728
04/30/19	$10,670	$10,393	$10,827	$10,792
05/31/19	$10,813	$10,577	$10,982	$10,945
06/30/19	$11,086	$10,710	$11,235	$11,197
07/31/19	$11,147	$10,734	$11,309	$11,264
08/31/19	$11,467	$11,012	$11,652	$11,590
09/30/19	$11,389	$10,953	$11,580	$11,521
10/31/19	$11,465	$10,986	$11,651	$11,595
11/30/19	$11,494	$10,981	$11,676	$11,630
12/31/19	$11,527	$10,973	$11,713	$11,668
01/31/20	$11,799	$11,184	$11,991	$11,942
02/29/20	$11,957	$11,386	$12,146	$12,107
03/31/20	$11,104	$11,319	$11,238	$11,250
04/30/20	$11,787	$11,520	$11,831	$11,855
05/31/20	$11,943	$11,573	$12,037	$12,008
06/30/20	$12,144	$11,646	$12,280	$12,257
07/31/20	$12,520	$11,820	$12,667	$12,629
08/31/20	$12,341	$11,725	$12,521	$12,472
09/30/20	$12,305	$11,718	$12,488	$12,442
10/31/20	$12,250	$11,666	$12,466	$12,406
11/30/20	$12,649	$11,781	$12,799	$12,823
12/31/20	$12,672	$11,797	$12,861	$12,856
01/31/21	$12,454	$11,712	$12,704	$12,638
02/28/21	$12,193	$11,543	$12,456	$12,374
03/31/21	$11,939	$11,399	$12,283	$12,105
04/30/21	$12,083	$11,489	$12,429	$12,261
05/31/21	$12,194	$11,527	$12,517	$12,372
06/30/21	$12,477	$11,608	$12,725	$12,663
07/31/21	$12,686	$11,737	$12,879	$12,882
08/31/21	$12,638	$11,715	$12,853	$12,833
09/30/21	$12,483	$11,614	$12,718	$12,684
10/31/21	$12,520	$11,610	$12,749	$12,720
11/30/21	$12,532	$11,645	$12,761	$12,736
12/31/21	$12,501	$11,615	$12,739	$12,722
01/31/22	$12,060	$11,365	$12,341	$12,261
02/28/22	$11,814	$11,238	$12,072	$12,006
03/31/22	$11,518	$10,926	$11,753	$11,698
04/30/22	$10,829	$10,511	$11,169	$11,004
05/31/22	$10,942	$10,579	$11,229	$11,116
06/30/22	$10,626	$10,413	$10,965	$10,797
07/31/22	$10,995	$10,667	$11,288	$11,162
08/31/22	$10,646	$10,366	$10,988	$10,832
09/30/22	$10,089	$9,918	$10,405	$10,261
10/31/22	$10,003	$9,790	$10,289	$10,172
11/30/22	$10,537	$10,150	$10,795	$10,702
12/31/22	$10,459	$10,104	$10,771	$10,665
01/31/23	$10,899	$10,415	$11,191	$11,094
02/28/23	$10,545	$10,145	$10,865	$10,738
03/31/23	$10,835	$10,403	$11,143	$11,038
04/30/23	$10,918	$10,466	$11,235	$11,126
05/31/23	$10,759	$10,352	$11,088	$10,968
06/30/23	$10,806	$10,315	$11,120	$11,014
07/31/23	$10,849	$10,308	$11,168	$11,066
08/31/23	$10,768	$10,242	$11,092	$10,990
09/30/23	$10,494	$9,982	$10,819	$10,720
10/31/23	$10,296	$9,824	$10,623	$10,535
11/30/23	$10,904	$10,269	$11,222	$11,136
12/31/23	$11,334	$10,662	$11,675	$11,584
01/31/24	$11,336	$10,633	$11,694	$11,582
02/29/24	$11,173	$10,483	$11,530	$11,427
03/31/24	$11,313	$10,580	$11,664	$11,578
04/30/24	$11,045	$10,312	$11,395	$11,308
05/31/24	$11,240	$10,487	$11,606	$11,513
06/30/24	$11,313	$10,587	$11,678	$11,590
07/31/24	$11,578	$10,834	$11,957	$11,863
08/31/24	$11,751	$10,990	$12,139	$12,042
09/30/24	$11,959	$11,137	$12,349	$12,249
10/31/24	$11,674	$10,860	$12,071	$11,972
11/30/24	$11,837	$10,975	$12,214	$12,120
12/31/24	$11,600	$10,796	$11,999	$11,898
01/31/25	$11,665	$10,853	$12,071	$11,969
02/28/25	$11,897	$11,092	$12,316	$12,201
03/31/25	$11,871	$11,096	$12,282	$12,178
04/30/25	$11,872	$11,140	$12,279	$12,175
05/31/25	$11,875	$11,060	$12,279	$12,183
06/30/25	$12,105	$11,230	$12,502	$12,420
07/31/25	$12,110	$11,200	$12,521	$12,430
08/31/25	$12,231	$11,334	$12,652	$12,560
09/30/25	$12,406	$11,458	$12,833	$12,736
10/31/25	$12,447	$11,529	$12,891	$12,780
11/30/25	$12,528	$11,601	$12,969	$12,862
12/31/25	$12,499	$11,584	$12,932	$12,848
01/31/26	$12,530	$11,596	$12,978	$12,872
02/28/26	$12,675	$11,786	$13,138	$13,022
03/31/26	$12,440	$11,578	$12,877	$12,776
04/30/26	$12,497	$11,591	$12,950	$12,838
05/31/26	$12,595	$11,628	$13,040	$12,935
06/30/26	$12,610	$11,656	$13,062	$12,958

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	4.18%	0.21%	2.35%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA Merrill Lynch U.S. Corporate Index	4.47%	0.52%	2.71%
WisdomTree U.S. Quality Corporate Bond Index	4.33%	0.46%	2.63%

Key Fund Statistics

  Total Net Assets$17,746,442
  # of Portfolio Holdings503
  Portfolio Turnover Rate16%
  Investment Advisory Fees Paid, Net$32,335

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	1.3%
Bank of America Corp., 2.59%, due 4/29/2031	1.2%
Wells Fargo & Co., 4.81%, due 7/25/2028	0.9%
HCA, Inc., 4.13%, due 6/15/2029	0.9%
U.S. Bancorp, 5.78%, due 6/12/2029	0.9%
Morgan Stanley, 3.95%, due 4/23/2027	0.9%
Deutsche Bank AG, 5.30%, due 5/9/2031	0.9%
Bank of America Corp., 3.19%, due 7/23/2030	0.9%
Capital One Financial Corp., 3.80%, due 1/31/2028	0.8%
UnitedHealth Group, Inc., 3.38%, due 4/15/2027	0.8%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	33.4%
Health Care	11.5%
Utilities	9.2%
Energy	8.8%
Communication Services	8.7%
Industrials	6.4%
Information Technology	5.9%
Consumer Staples	4.8%
Consumer Discretionary	4.7%
Materials	2.3%
Other Sectors	1.8%
Other Assets and Liabilities, Net	2.5%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Corporate Bond Fund

Annual Shareholder Report - June 30, 2026

Ticker: QIG

QIG - 062026

WisdomTree U.S. Efficient Core Fund

Ticker: NTSX

Principal Listing Exchange: NYSE Arca, Inc.

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree U.S. Efficient Core Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Efficient Core Fund	$22	0.20%

How did the Fund perform last year and what affected its performance?

The Fund returned 19.41% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the S&P 500® Index, which returned 22.33% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Within the 500 largest U.S. equities that the Fund is exposed to, nearly all sector positions produced at least double-digit positive returns during the period, led by gains greater than 20% in each of Information Technology, Energy, Industrials and Communication Services.

  Information Technology was the best performer overall, delivering nearly-40% total returns as investors remained enthusiastic about the ongoing emergence of artificial intelligence (AI) as an investment theme.

  The Energy sector was the second-best performing group, as rising oil prices boosted prospects for Energy companies.

  Real Estate, Consumer Discretionary, Consumer Staples, and Financials were the four most notable laggards. Financials gained only 4% during the period, trailing the broader market by nearly 20%.

  The Fund’s exposure to laddered U.S. Treasury futures detracted from performance during the period as market yields generally rose across the yield curve. Though the effects were different at each tenor in the ladder, the general increase in yields due to persistent inflation expectations, increased Treasury issuance, and the expectation of higher future interest rates challenged performance for the Fund.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the S&P 500® Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance August 2, 2018 (inception) through June 30, 2026

Table Summary
	WisdomTree U.S. Efficient Core Fund $25,937	S&P 500® Index $30,104	60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite $20,884
08/02/18	$10,000	$10,000	$10,000
08/31/18	$10,311	$10,285	$10,201
09/30/18	$10,279	$10,343	$10,210
10/31/18	$9,612	$9,636	$9,757
11/30/18	$9,832	$9,833	$9,898
12/31/18	$9,166	$8,945	$9,434
01/31/19	$9,844	$9,662	$9,910
02/28/19	$10,101	$9,972	$10,095
03/31/19	$10,386	$10,166	$10,290
04/30/19	$10,740	$10,577	$10,540
05/31/19	$10,277	$9,905	$10,208
06/30/19	$10,964	$10,603	$10,690
07/31/19	$11,109	$10,756	$10,794
08/31/19	$11,166	$10,585	$10,796
09/30/19	$11,275	$10,783	$10,894
10/31/19	$11,477	$11,017	$11,050
11/30/19	$11,801	$11,417	$11,292
12/31/19	$12,056	$11,761	$11,494
01/31/20	$12,272	$11,757	$11,578
02/29/20	$11,559	$10,789	$11,086
03/31/20	$10,498	$9,456	$10,268
04/30/20	$11,744	$10,669	$11,070
05/31/20	$12,270	$11,177	$11,394
06/30/20	$12,526	$11,399	$11,558
07/31/20	$13,254	$12,042	$12,020
08/31/20	$14,101	$12,907	$12,512
09/30/20	$13,621	$12,417	$12,224
10/31/20	$13,190	$12,087	$12,009
11/30/20	$14,565	$13,410	$12,828
12/31/20	$15,061	$13,925	$13,131
01/31/21	$14,847	$13,785	$13,013
02/28/21	$14,983	$14,165	$13,158
03/31/21	$15,362	$14,785	$13,451
04/30/21	$16,192	$15,574	$13,943
05/31/21	$16,295	$15,683	$14,022
06/30/21	$16,789	$16,049	$14,258
07/31/21	$17,290	$16,431	$14,526
08/31/21	$17,737	$16,930	$14,846
09/30/21	$16,846	$16,143	$14,463
10/31/21	$17,903	$17,274	$14,955
11/30/21	$17,833	$17,154	$15,066
12/31/21	$18,401	$17,923	$15,310
01/31/22	$17,246	$16,995	$14,524
02/28/22	$16,718	$16,486	$14,331
03/31/22	$16,901	$17,099	$14,648
04/30/22	$15,164	$15,608	$13,525
05/31/22	$15,143	$15,636	$13,653
06/30/22	$13,944	$14,346	$12,861
07/31/22	$15,281	$15,668	$13,637
08/31/22	$14,437	$15,029	$13,230
09/30/22	$12,871	$13,645	$12,321
10/31/22	$13,639	$14,750	$12,789
11/30/22	$14,520	$15,574	$13,047
12/31/22	$13,669	$14,677	$12,834
01/31/23	$14,621	$15,599	$13,336
02/28/23	$14,069	$15,218	$13,003
03/31/23	$14,795	$15,777	$13,423
04/30/23	$14,993	$16,023	$13,581
05/31/23	$14,972	$16,093	$13,558
06/30/23	$15,708	$17,156	$14,082
07/31/23	$16,102	$17,708	$14,350
08/31/23	$15,776	$17,426	$14,175
09/30/23	$14,832	$16,595	$13,624
10/31/23	$14,386	$16,246	$13,367
11/30/23	$15,908	$17,729	$14,339
12/31/23	$16,865	$18,535	$14,950
01/31/24	$17,044	$18,846	$15,085
02/29/24	$17,692	$19,853	$15,488
03/31/24	$18,215	$20,491	$15,851
04/30/24	$17,219	$19,655	$15,296
05/31/24	$18,091	$20,629	$15,866
06/30/24	$18,820	$21,369	$16,280
07/31/24	$19,163	$21,629	$16,557
08/31/24	$19,699	$22,154	$16,892
09/30/24	$20,167	$22,627	$17,199
10/31/24	$19,698	$22,422	$16,936
11/30/24	$20,907	$23,738	$17,610
12/31/24	$20,197	$23,172	$17,240
01/31/25	$20,784	$23,818	$17,564
02/28/25	$20,728	$23,507	$17,578
03/31/25	$19,583	$22,182	$16,988
04/30/25	$19,614	$22,032	$16,946
05/31/25	$20,596	$23,419	$17,534
06/30/25	$21,721	$24,610	$18,185
07/31/25	$22,094	$25,162	$18,411
08/31/25	$22,590	$25,672	$18,724
09/30/25	$23,455	$26,609	$19,219
10/31/25	$23,999	$27,232	$19,537
11/30/25	$24,086	$27,299	$19,614
12/31/25	$23,997	$27,316	$19,610
01/31/26	$24,181	$27,712	$19,789
02/28/26	$24,225	$27,501	$19,828
03/31/26	$22,829	$26,132	$19,098
04/30/26	$24,959	$28,874	$20,304
05/31/26	$26,155	$30,393	$20,992
06/30/26	$25,937	$30,104	$20,884

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	Since Inception 8/2/18
Fund NAV Returns	19.41%	9.09%	12.81%
S&P 500® Index	22.33%	13.41%	14.94%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite	14.84%	7.93%	9.75%

Key Fund Statistics

  Total Net Assets$1,363,684,896
  # of Portfolio Holdings502
  Portfolio Turnover Rate3%
  Investment Advisory Fees Paid, Net$2,551,016

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	8.9%
NVIDIA Corp.	6.8%
Apple, Inc.	6.0%
Alphabet, Inc., Class A	5.9%
Microsoft Corp.	3.8%
Amazon.com, Inc.	3.3%
Broadcom, Inc.	2.3%
Meta Platforms, Inc., Class A	1.9%
Micron Technology, Inc.	1.7%
Tesla, Inc.	1.7%

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	33.8%
Financials	11.1%
Communication Services	9.7%
Consumer Discretionary	8.4%
Health Care	7.9%
Industrials	7.5%
Consumer Staples	4.6%
Other Sectors	7.2%
Other Assets and Liabilities, Net	9.8%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Efficient Core Fund

Annual Shareholder Report - June 30, 2026

Ticker: NTSX

NTSX - 062026

WisdomTree U.S. High Yield Corporate Bond Fund

Ticker: QHY

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree U.S. High Yield Corporate Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Yield Corporate Bond Fund	$39	0.38%

How did the Fund perform last year and what affected its performance?

The Fund returned 5.65% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the ICE BofA Merrill Lynch U.S. High Yield Index, which returned 5.74% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  The Fund benefited from Industrial and Financial exposures, both due to strong security selection. Utility exposures produced a net negative performance effect, as positive allocation impacts were exceeded by negative security selection results.

  Across credit rating groups, Fund performance benefited from BBB-, BB+, BB & BB- ratings primarily due to strong allocation and security selection effects in each group. Only the BB+ group was exclusively driven by positive allocation effects. Bonds rated B and B- were positive contributors solely due to security selection.

  Bonds rated B+ and CCC+ produced an overwhelmingly negative performance impact due to security selection effects.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Universal Total Return Index Value Unhedged USD, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended June 30, 2026

Table Summary
	WisdomTree U.S. High Yield Corporate Bond Fund $16,074	Bloomberg U.S. Universal Total Return Index Value Unhedged USD $12,130	Bloomberg U.S. Aggregate Bond Index $11,656	ICE BofA Merrill Lynch U.S. High Yield Index $17,410	WisdomTree U.S. High Yield Corporate Bond Index $16,923
06/30/16	$10,000	$10,000	$10,000	$10,000	$10,000
07/31/16	$10,246	$10,082	$10,063	$10,253	$10,287
08/31/16	$10,453	$10,093	$10,052	$10,481	$10,495
09/30/16	$10,519	$10,096	$10,046	$10,549	$10,552
10/31/16	$10,476	$10,029	$9,969	$10,582	$10,537
11/30/16	$10,439	$9,803	$9,733	$10,540	$10,498
12/31/16	$10,622	$9,832	$9,747	$10,747	$10,718
01/31/17	$10,693	$9,867	$9,766	$10,892	$10,821
02/28/17	$10,849	$9,943	$9,832	$11,062	$10,996
03/31/17	$10,837	$9,940	$9,827	$11,038	$10,977
04/30/17	$10,956	$10,022	$9,902	$11,163	$11,097
05/31/17	$11,031	$10,100	$9,979	$11,263	$11,204
06/30/17	$11,023	$10,091	$9,969	$11,275	$11,214
07/31/17	$11,139	$10,141	$10,011	$11,405	$11,339
08/31/17	$11,118	$10,229	$10,101	$11,402	$11,307
09/30/17	$11,149	$10,193	$10,053	$11,505	$11,385
10/31/17	$11,212	$10,205	$10,059	$11,549	$11,440
11/30/17	$11,178	$10,190	$10,046	$11,518	$11,428
12/31/17	$11,189	$10,235	$10,092	$11,552	$11,457
01/31/18	$11,248	$10,136	$9,976	$11,626	$11,556
02/28/18	$11,156	$10,040	$9,881	$11,517	$11,460
03/31/18	$11,118	$10,091	$9,945	$11,446	$11,405
04/30/18	$11,149	$10,023	$9,871	$11,522	$11,457
05/31/18	$11,165	$10,078	$9,941	$11,521	$11,473
06/30/18	$11,187	$10,063	$9,929	$11,560	$11,507
07/31/18	$11,304	$10,084	$9,931	$11,689	$11,653
08/31/18	$11,388	$10,134	$9,995	$11,774	$11,770
09/30/18	$11,469	$10,091	$9,931	$11,843	$11,831
10/31/18	$11,286	$10,006	$9,852	$11,649	$11,623
11/30/18	$11,235	$10,051	$9,911	$11,543	$11,567
12/31/18	$10,993	$10,209	$10,093	$11,290	$11,288
01/31/19	$11,535	$10,349	$10,200	$11,808	$11,892
02/28/19	$11,747	$10,361	$10,195	$12,008	$12,088
03/31/19	$11,889	$10,548	$10,390	$12,125	$12,216
04/30/19	$12,064	$10,562	$10,393	$12,295	$12,399
05/31/19	$11,895	$10,724	$10,577	$12,139	$12,222
06/30/19	$12,241	$10,876	$10,710	$12,437	$12,567
07/31/19	$12,288	$10,908	$10,734	$12,500	$12,638
08/31/19	$12,358	$11,155	$11,012	$12,549	$12,704
09/30/19	$12,384	$11,107	$10,953	$12,589	$12,732
10/31/19	$12,410	$11,143	$10,986	$12,618	$12,797
11/30/19	$12,474	$11,140	$10,981	$12,652	$12,854
12/31/19	$12,691	$11,157	$10,973	$12,917	$13,108
01/31/20	$12,676	$11,357	$11,184	$12,917	$13,089
02/29/20	$12,458	$11,527	$11,386	$12,717	$12,853
03/31/20	$11,369	$11,302	$11,319	$11,222	$11,539
04/30/20	$11,625	$11,529	$11,520	$11,648	$11,783
05/31/20	$12,122	$11,636	$11,573	$12,181	$12,349
06/30/20	$12,154	$11,733	$11,646	$12,300	$12,408
07/31/20	$12,752	$11,939	$11,820	$12,888	$13,078
08/31/20	$12,851	$11,871	$11,725	$13,014	$13,183
09/30/20	$12,675	$11,849	$11,718	$12,879	$12,994
10/31/20	$12,696	$11,807	$11,666	$12,939	$13,036
11/30/20	$13,185	$11,961	$11,781	$13,457	$13,560
12/31/20	$13,420	$12,002	$11,797	$13,713	$13,802
01/31/21	$13,439	$11,927	$11,712	$13,766	$13,850
02/28/21	$13,439	$11,773	$11,543	$13,814	$13,868
03/31/21	$13,475	$11,636	$11,399	$13,837	$13,897
04/30/21	$13,616	$11,734	$11,489	$13,989	$14,055
05/31/21	$13,655	$11,778	$11,527	$14,030	$14,098
06/30/21	$13,836	$11,864	$11,608	$14,221	$14,302
07/31/21	$13,868	$11,983	$11,737	$14,272	$14,355
08/31/21	$13,964	$11,975	$11,715	$14,350	$14,454
09/30/21	$13,939	$11,873	$11,614	$14,355	$14,427
10/31/21	$13,900	$11,864	$11,610	$14,329	$14,398
11/30/21	$13,733	$11,878	$11,645	$14,182	$14,218
12/31/21	$14,042	$11,870	$11,615	$14,449	$14,557
01/31/22	$13,613	$11,610	$11,365	$14,052	$14,106
02/28/22	$13,475	$11,451	$11,238	$13,926	$13,974
03/31/22	$13,357	$11,144	$10,926	$13,797	$13,856
04/30/22	$12,820	$10,728	$10,511	$13,295	$13,288
05/31/22	$12,919	$10,787	$10,579	$13,328	$13,415
06/30/22	$12,015	$10,572	$10,413	$12,421	$12,411
07/31/22	$12,803	$10,838	$10,667	$13,169	$13,261
08/31/22	$12,418	$10,556	$10,366	$12,854	$12,866
09/30/22	$11,905	$10,101	$9,918	$12,337	$12,295
10/31/22	$12,324	$9,990	$9,790	$12,688	$12,742
11/30/22	$12,525	$10,363	$10,150	$12,925	$12,967
12/31/22	$12,359	$10,328	$10,104	$12,828	$12,798
01/31/23	$12,821	$10,648	$10,415	$13,330	$13,334
02/28/23	$12,568	$10,386	$10,145	$13,157	$13,057
03/31/23	$12,673	$10,630	$10,403	$13,305	$13,174
04/30/23	$12,759	$10,695	$10,466	$13,429	$13,275
05/31/23	$12,544	$10,584	$10,352	$13,306	$13,052
06/30/23	$12,787	$10,568	$10,315	$13,523	$13,329
07/31/23	$12,986	$10,578	$10,308	$13,715	$13,558
08/31/23	$12,975	$10,514	$10,242	$13,754	$13,547
09/30/23	$12,763	$10,264	$9,982	$13,592	$13,328
10/31/23	$12,539	$10,109	$9,824	$13,426	$13,103
11/30/23	$13,169	$10,564	$10,269	$14,037	$13,769
12/31/23	$13,694	$10,965	$10,662	$14,552	$14,326
01/31/24	$13,643	$10,939	$10,633	$14,557	$14,303
02/29/24	$13,607	$10,808	$10,483	$14,600	$14,263
03/31/24	$13,802	$10,808	$10,580	$14,769	$14,468
04/30/24	$13,609	$10,659	$10,312	$14,626	$14,261
05/31/24	$13,705	$10,836	$10,487	$14,792	$14,369
06/30/24	$13,834	$10,935	$10,587	$14,930	$14,517
07/31/24	$14,101	$11,183	$10,834	$15,228	$14,814
08/31/24	$14,346	$11,347	$10,990	$15,470	$15,079
09/30/24	$14,528	$11,503	$11,137	$15,723	$15,273
10/31/24	$14,380	$11,242	$10,860	$15,637	$15,111
11/30/24	$14,573	$11,360	$10,975	$15,813	$15,319
12/31/24	$14,443	$11,189	$10,796	$15,748	$15,190
01/31/25	$14,657	$11,256	$10,853	$15,966	$15,417
02/28/25	$14,768	$11,489	$11,092	$16,069	$15,540
03/31/25	$14,652	$11,486	$11,096	$15,897	$15,413
04/30/25	$14,640	$11,527	$11,140	$15,897	$15,401
05/31/25	$14,923	$11,468	$11,060	$16,164	$15,701
06/30/25	$15,214	$11,647	$11,230	$16,465	$15,972
07/31/25	$15,230	$11,630	$11,200	$16,531	$15,981
08/31/25	$15,433	$11,770	$11,334	$16,729	$16,208
09/30/25	$15,571	$11,895	$11,458	$16,860	$16,371
10/31/25	$15,620	$11,973	$11,529	$16,893	$16,417
11/30/25	$15,733	$12,045	$11,601	$16,971	$16,543
12/31/25	$15,812	$12,037	$11,584	$17,087	$16,624
01/31/26	$15,873	$12,055	$11,596	$17,169	$16,699
02/28/26	$15,921	$12,239	$11,786	$17,188	$16,763
03/31/26	$15,707	$12,020	$11,578	$16,993	$16,518
04/30/26	$15,973	$12,056	$11,591	$17,283	$16,811
05/31/26	$16,058	$12,099	$11,628	$17,365	$16,901
06/30/26	$16,074	$12,130	$11,656	$17,410	$16,923

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	5.65%	3.04%	4.86%
Bloomberg U.S. Universal Total Return Index Value Unhedged USD	4.15%	0.44%	1.95%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA Merrill Lynch U.S. High Yield Index	5.74%	4.13%	5.70%
WisdomTree U.S. High Yield Corporate Bond Index	5.96%	3.42%	5.40%

Key Fund Statistics

  Total Net Assets$238,091,499
  # of Portfolio Holdings490
  Portfolio Turnover Rate88%
  Investment Advisory Fees Paid, Net$806,185

Effective November 1, 2025, the Fund's broad-based securities market index changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg U.S. Universal Total Return Index Value Unhedged USD, which the Fund's investment adviser, WisdomTree Asset Management, Inc., believes better represents the overall domestic bond market.

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	1.2%
WESCO Distribution, Inc., 6.63%, due 3/15/2032	0.5%
Snap, Inc., 6.88%, due 3/1/2033	0.5%
WULF Compute LLC, 7.75%, due 10/15/2030	0.5%
EchoStar Corp., 6.75%, due 11/30/2030	0.5%
Post Holdings, Inc., 6.50%, due 3/15/2036	0.5%
DISH DBS Corp., 5.75%, due 12/1/2028	0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 10.00%, due 11/15/2029	0.5%
Post Holdings, Inc., 4.63%, due 4/15/2030	0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, due 2/1/2029	0.4%

Sector Breakdown (% of Net Assets)

Table Summary
Energy	14.9%
Financials	13.7%
Consumer Discretionary	13.7%
Communication Services	12.6%
Industrials	8.7%
Health Care	8.5%
Materials	8.2%
Consumer Staples	4.8%
Real Estate	4.6%
Utilities	3.5%
Other Sectors	3.7%
Other Assets and Liabilities, Net	3.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. High Yield Corporate Bond Fund

Annual Shareholder Report - June 30, 2026

Ticker: QHY

QHY - 062026

WisdomTree U.S. Short-Term Corporate Bond Fund

Ticker: QSIG

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Annual Shareholder Report - June 30, 2026

This annual shareholder report contains important information about the WisdomTree U.S. Short-Term Corporate Bond Fund (the "Fund") for the period of July 1, 2025 to June 30, 2026. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Short-Term Corporate Bond Fund	$18	0.18%

How did the Fund perform last year and what affected its performance?

The Fund returned 3.58% at net asset value (NAV) for the fiscal year ended June 30, 2026, underperforming the Fund's primary comparative benchmark, the ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index, which returned 3.92% in U.S. dollar terms during the same period. The following summarizes the key factors that affected Fund performance during the period:

  Across credit rating groups, the Fund’s exposure to bonds rated AA and AA- produced positive performance effects due to strong security selection that outweighed negative allocation impacts.

  The AA+ rating group also contributed positively due to allocation effects, while A+ also had a positive impact due to a mix of allocation and security selection effects.

  Bonds rated A-, BBB+, BBB, and BBB- all weighed negatively on returns due to poor security selection.

  BB and BB+ bonds also detracted from performance, exclusively due to negative allocation effects.

  Exposures to Industrial, Financial Institution and Utility bonds all weighed negatively on Fund performance primarily due to poor security selection effects.

Fund Performance

The following line graph and average annual total return table reflect performance over the past 10 fiscal year periods or since inception if the Fund lacks 10 fiscal years of operating history. The graph and table show how the Fund's NAV performance compares to the Bloomberg U.S. Aggregate Bond Index, a broad-based securities market index, and one or more additional indexes that reflect the market segment(s) in which the Fund invests. Fund performance assumes dividends and capital gain distributions, if any, are reinvested. Index returns do not include expenses, which are deducted from Fund returns. The Fund's past performance is not a good predictor of future results. The performance shown in the following graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For the most recent performance information visit www.wisdomtree.com/us.

Growth of $10,000 Investment

Cumulative Performance for the ten years ended June 30, 2026

Table Summary
	WisdomTree U.S. Short-Term Corporate Bond Fund $12,692	Bloomberg U.S. Aggregate Bond Index $11,656	ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index $13,204	WisdomTree U.S. Short-term Quality Corporate Bond Index $13,117
06/30/16	$10,000	$10,000	$10,000	$10,000
07/31/16	$10,035	$10,063	$10,043	$10,040
08/31/16	$10,030	$10,052	$10,047	$10,046
09/30/16	$10,031	$10,046	$10,056	$10,058
10/31/16	$10,018	$9,969	$10,047	$10,051
11/30/16	$9,947	$9,733	$9,950	$9,984
12/31/16	$9,961	$9,747	$9,970	$10,000
01/31/17	$9,989	$9,766	$10,007	$10,035
02/28/17	$10,025	$9,832	$10,055	$10,069
03/31/17	$10,030	$9,827	$10,065	$10,080
04/30/17	$10,068	$9,902	$10,113	$10,116
05/31/17	$10,103	$9,979	$10,159	$10,153
06/30/17	$10,102	$9,969	$10,159	$10,154
07/31/17	$10,149	$10,011	$10,213	$10,206
08/31/17	$10,172	$10,101	$10,248	$10,232
09/30/17	$10,167	$10,053	$10,238	$10,225
10/31/17	$10,172	$10,059	$10,250	$10,239
11/30/17	$10,139	$10,046	$10,220	$10,211
12/31/17	$10,155	$10,092	$10,233	$10,225
01/31/18	$10,118	$9,976	$10,190	$10,194
02/28/18	$10,084	$9,881	$10,150	$10,162
03/31/18	$10,086	$9,945	$10,152	$10,167
04/30/18	$10,089	$9,871	$10,143	$10,170
05/31/18	$10,130	$9,941	$10,187	$10,214
06/30/18	$10,121	$9,929	$10,178	$10,203
07/31/18	$10,147	$9,931	$10,207	$10,233
08/31/18	$10,196	$9,995	$10,259	$10,284
09/30/18	$10,193	$9,931	$10,255	$10,279
10/31/18	$10,182	$9,852	$10,244	$10,278
11/30/18	$10,184	$9,911	$10,247	$10,284
12/31/18	$10,264	$10,093	$10,335	$10,366
01/31/19	$10,367	$10,200	$10,444	$10,467
02/28/19	$10,398	$10,195	$10,489	$10,499
03/31/19	$10,497	$10,390	$10,607	$10,606
04/30/19	$10,525	$10,393	$10,647	$10,639
05/31/19	$10,587	$10,577	$10,724	$10,708
06/30/19	$10,672	$10,710	$10,834	$10,799
07/31/19	$10,683	$10,734	$10,850	$10,812
08/31/19	$10,776	$11,012	$10,964	$10,909
09/30/19	$10,783	$10,953	$10,967	$10,916
10/31/19	$10,830	$10,986	$11,023	$10,967
11/30/19	$10,836	$10,981	$11,029	$10,986
12/31/19	$10,875	$10,973	$11,074	$11,030
01/31/20	$10,961	$11,184	$11,175	$11,113
02/29/20	$11,029	$11,386	$11,256	$11,187
03/31/20	$10,674	$11,319	$10,811	$10,824
04/30/20	$10,954	$11,520	$11,141	$11,098
05/31/20	$11,090	$11,573	$11,312	$11,237
06/30/20	$11,179	$11,646	$11,442	$11,352
07/31/20	$11,245	$11,820	$11,541	$11,432
08/31/20	$11,261	$11,725	$11,577	$11,458
09/30/20	$11,248	$11,718	$11,567	$11,449
10/31/20	$11,261	$11,666	$11,588	$11,469
11/30/20	$11,318	$11,781	$11,660	$11,525
12/31/20	$11,350	$11,797	$11,706	$11,566
01/31/21	$11,345	$11,712	$11,706	$11,561
02/28/21	$11,325	$11,543	$11,672	$11,540
03/31/21	$11,280	$11,399	$11,644	$11,500
04/30/21	$11,330	$11,489	$11,696	$11,554
05/31/21	$11,369	$11,527	$11,741	$11,598
06/30/21	$11,356	$11,608	$11,734	$11,584
07/31/21	$11,392	$11,737	$11,774	$11,627
08/31/21	$11,383	$11,715	$11,772	$11,619
09/30/21	$11,357	$11,614	$11,747	$11,599
10/31/21	$11,298	$11,610	$11,691	$11,537
11/30/21	$11,269	$11,645	$11,670	$11,509
12/31/21	$11,277	$11,615	$11,666	$11,518
01/31/22	$11,143	$11,365	$11,530	$11,382
02/28/22	$11,062	$11,238	$11,424	$11,301
03/31/22	$10,865	$10,926	$11,181	$11,102
04/30/22	$10,710	$10,511	$11,029	$10,951
05/31/22	$10,801	$10,579	$11,098	$11,043
06/30/22	$10,655	$10,413	$10,968	$10,892
07/31/22	$10,823	$10,667	$11,111	$11,063
08/31/22	$10,688	$10,366	$10,995	$10,929
09/30/22	$10,452	$9,918	$10,746	$10,691
10/31/22	$10,427	$9,790	$10,707	$10,669
11/30/22	$10,651	$10,150	$10,930	$10,890
12/31/22	$10,638	$10,104	$10,954	$10,904
01/31/23	$10,813	$10,415	$11,129	$11,074
02/28/23	$10,674	$10,145	$11,003	$10,943
03/31/23	$10,819	$10,403	$11,141	$11,096
04/30/23	$10,896	$10,466	$11,224	$11,177
05/31/23	$10,847	$10,352	$11,184	$11,129
06/30/23	$10,825	$10,315	$11,154	$11,111
07/31/23	$10,894	$10,308	$11,233	$11,191
08/31/23	$10,901	$10,242	$11,252	$11,202
09/30/23	$10,847	$9,982	$11,200	$11,140
10/31/23	$10,843	$9,824	$11,190	$11,128
11/30/23	$11,078	$10,269	$11,436	$11,381
12/31/23	$11,282	$10,662	$11,644	$11,595
01/31/24	$11,328	$10,633	$11,703	$11,643
02/29/24	$11,267	$10,483	$11,649	$11,589
03/31/24	$11,343	$10,580	$11,723	$11,671
04/30/24	$11,270	$10,312	$11,655	$11,601
05/31/24	$11,379	$10,487	$11,776	$11,715
06/30/24	$11,444	$10,587	$11,843	$11,785
07/31/24	$11,621	$10,834	$12,031	$11,968
08/31/24	$11,747	$10,990	$12,161	$12,099
09/30/24	$11,865	$11,137	$12,287	$12,224
10/31/24	$11,764	$10,860	$12,182	$12,116
11/30/24	$11,836	$10,975	$12,252	$12,190
12/31/24	$11,812	$10,796	$12,242	$12,175
01/31/25	$11,878	$10,853	$12,315	$12,247
02/28/25	$11,986	$11,092	$12,435	$12,359
03/31/25	$12,036	$11,096	$12,484	$12,413
04/30/25	$12,114	$11,140	$12,566	$12,494
05/31/25	$12,137	$11,060	$12,588	$12,520
06/30/25	$12,253	$11,230	$12,706	$12,642
07/31/25	$12,262	$11,200	$12,723	$12,654
08/31/25	$12,390	$11,334	$12,860	$12,786
09/30/25	$12,442	$11,458	$12,915	$12,840
10/31/25	$12,481	$11,529	$12,964	$12,883
11/30/25	$12,545	$11,601	$13,032	$12,954
12/31/25	$12,586	$11,584	$13,074	$13,000
01/31/26	$12,632	$11,596	$13,126	$13,044
02/28/26	$12,698	$11,786	$13,208	$13,119
03/31/26	$12,589	$11,578	$13,089	$13,005
04/30/26	$12,637	$11,591	$13,148	$13,057
05/31/26	$12,675	$11,628	$13,185	$13,097
06/30/26	$12,692	$11,656	$13,204	$13,117

Average Annual Total Returns (%)

Table Summary
	1 Year	5 Years	10 Years
Fund NAV Returns	3.58%	2.25%	2.41%
Bloomberg U.S. Aggregate Bond Index	3.79%	0.08%	1.54%
ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index	3.92%	2.39%	2.82%
WisdomTree U.S. Short-term Quality Corporate Bond Index	3.76%	2.52%	2.75%

Key Fund Statistics

  Total Net Assets$53,168,234
  # of Portfolio Holdings611
  Portfolio Turnover Rate37%
  Investment Advisory Fees Paid, Net$92,717

What did the Fund invest in?

The tables below show the investment makeup of the Fund on June 30, 2026, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Table Summary
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%	1.5%
Goldman Sachs Group, Inc., 5.05%, due 7/23/2030	0.8%
Goldman Sachs Group, Inc., 3.81%, due 4/23/2029	0.6%
Bank of America Corp., 5.20%, due 4/25/2029	0.5%
ONEOK, Inc., 5.65%, due 11/1/2028	0.5%
Elevance Health, Inc., 4.10%, due 3/1/2028	0.5%
Ares Strategic Income Fund, 5.80%, due 9/9/2030	0.5%
L3Harris Technologies, Inc., 4.40%, due 6/15/2028	0.5%
Haleon U.S. Capital LLC, 3.38%, due 3/24/2029	0.5%
Morgan Stanley, 5.17%, due 1/16/2030	0.5%

Sector Breakdown (% of Net Assets)

Table Summary
Financials	41.5%
Health Care	10.6%
Industrials	7.7%
Information Technology	7.6%
Energy	7.5%
Utilities	7.1%
Consumer Discretionary	5.3%
Consumer Staples	4.4%
Communication Services	3.7%
Materials	1.6%
Other Sectors	0.3%
Other Assets and Liabilities, Net	2.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Short-Term Corporate Bond Fund

Annual Shareholder Report - June 30, 2026

Ticker: QSIG

QSIG - 062026

(b)	Not applicable

Item 2. Code of Ethics.

(a)	The Registrant, as of the end of the period covered by the Shareholder Reports, has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by the Shareholder Reports, to a provision of the Code, and that relates to any element of the Code description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the Code that relates to one or more of the items set forth in paragraph (d) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Trustees (the “Board”) has determined that the Registrant has at least one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its Audit Committee. The Board has designated David Chrencik, the Chair of the Audit Committee as the Audit Committee financial expert. Mr. Chrencik is “independent” as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $369,346 for the fiscal year ended June 30, 2026 and $385,223 for the fiscal year ended June 30, 2025.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item are $11,760 for the fiscal year ended June 30, 2026 and $0 for the fiscal year ended June 30, 2025. The fees described in this paragraph relate to security-count procedures performed pursuant to Rule 17f-2 under the Investment Company Act of 1940.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for service fees for analysis of potential Passive Foreign Investment Companies, tax compliance, tax advice, and tax planning were $698,377 for the fiscal year ended June 30, 2026 and $304,902 for the fiscal year ended June 30, 2025.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 for the fiscal year ended June 30, 2026 and $0 for the fiscal year ended June 30, 2025.

(e)(1)	Disclose the Audit Committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee’s pre-approval policy and procedures provide:

The Audit Committee may pre-approve any Audit Service and any non-Audit Service that is not a prohibited non-Audit Service (collectively, “Permissible Audit and Non-Audit Services”). In addition, the Audit Committee may determine that one or more non-Audit Services not specifically prohibited by the SEC should nonetheless be treated as prohibited because such Services may impair the independence of the independent auditor in fact or appearance.

Permissible Audit and Non-Audit Services may include Audit-Related Services. Audit-Related Services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Permissible Audit and Non-Audit Services also may include Tax Services that the Audit Committee believes the independent auditor is best positioned to provide to the Funds. The Audit Committee, however, will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code of 1986, as amended, and related regulations.

The term of any pre-approval is 12 months from the date of such pre-approval unless the Audit Committee specifically pre-approves a different term.

Subject to certain limitations described in this Section, the Audit Committee has delegated its authority and responsibility to pre-approve Permissible Audit and Non-Audit Services to the Audit Committee Chairperson or, if the Audit Committee Chairperson is not available, a subcommittee of one or more Audit Committee members. Pursuant to such delegated authority, the Audit Committee Chairperson or other Audit Committee delegate may pre-approve any proposed Permissible Audit or Non-Audit Services that in the aggregate do not exceed $100,000 (excluding reasonable out-of-pocket expenses) on an annual basis. Such delegated authority is intended to be exercised primarily in connection with time-sensitive requests for the pre-approval of proposed Permissible Audit or Non-Audit Services that arise between regular meetings of the Audit Committee.

Any Permissible Audit or Non-Audit Services pre-approved pursuant to delegated authority will be reported, for informational purposes only, to the Audit Committee at its next regularly scheduled meeting. This policy does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to the Adviser.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item 4 that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than 50%.

(g)	The aggregate non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant was $1,566,377 for the fiscal year ended June 30, 2026 and $304,902 for the fiscal year ended June 30, 2025.

(h)	Not applicable.

(i)	Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and has a separately-designated standing Audit Committee established in accordance with Section 3(a)(58)A of the Exchange Act. The Registrant’s Audit Committee members are David Chrencik, Philip Goff, Melinda Raso Kirstein, and Victor Ugolyn.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e. June 30, 2026) is included under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Annual Financial Statements and Other Information

June 30, 2026

Domestic Equity ETF:

WisdomTree U.S. Adaptive Moving Average Fund (WAMA)

International Equity ETFs:

WisdomTree Dynamic International Equity Fund (DDWM)

WisdomTree Dynamic International SmallCap Equity Fund (DDLS)

WisdomTree International Adaptive Moving Average Fund (WIMA)

WisdomTree True Emerging Markets Fund (XC)
(formerly, WisdomTree Emerging Markets ex-China Fund)

Fixed Income ETFs:

WisdomTree U.S. Corporate Bond Fund (QIG)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

Capital Efficient ETFs:

WisdomTree Efficient Long/Short U.S. Equity Fund (WTLS)

WisdomTree Efficient U.S. Plus International Equity Fund (NTSD)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

WisdomTree International Efficient Core Fund (NTSI)

WisdomTree U.S. Efficient Core Fund (NTSX)

Megatrends ETFs:

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

WisdomTree BioRevolution Fund (WDNA)

WisdomTree Cloud Computing Fund (WCLD)

WisdomTree Cybersecurity Fund (WCBR)

WisdomTree Physical AI, Humanoids, and Drones Fund (WDRN)

WisdomTree Quantum Computing Fund (WQTM)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

(This page intentionally left blank.)

Schedule of Investments WisdomTree U.S. Adaptive Moving Average Fund (WAMA) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 100.0%
Brazil – 0.1%
MercadoLibre, Inc.*	56	$95,054
Netherlands – 0.1%
NXP Semiconductors NV	241	67,728
South Korea – 0.1%
Coupang, Inc.*	4,861	84,436
Switzerland – 0.0%
TE Connectivity PLC	299	60,281
Thailand – 0.0%
Fabrinet*	68	38,221
United Kingdom – 0.0%
TechnipFMC PLC	810	53,703
United States – 99.7%
3M Co.	1,491	241,408
Abbott Laboratories	4,797	435,280
AbbVie, Inc.	4,733	1,191,012
Accenture PLC, Class A	643	80,015
Adobe, Inc.*	1,193	244,589
Advanced Micro Devices, Inc.*	4,723	2,743,638
Affirm Holdings, Inc.*	265	21,611
Aflac, Inc.	1,649	193,345
Agilent Technologies, Inc.	787	104,537
Air Products & Chemicals, Inc.	613	179,719
Airbnb, Inc., Class A*	1,564	223,808
Alliant Energy Corp.	695	53,022
Allstate Corp.	747	177,741
Alnylam Pharmaceuticals, Inc.*	331	99,641
Alphabet, Inc., Class A	34,378	12,285,666
Altria Group, Inc.	5,001	359,822
Amazon.com, Inc.*	29,241	6,969,300
Amcor PLC	946	41,009
Ameren Corp.	723	81,728
American Electric Power Co., Inc.	1,473	201,521
American Express Co.	1,965	664,661
American International Group, Inc.	1,940	144,588
American Tower Corp.	1,235	202,009
American Water Works Co., Inc.	536	70,527
Ameriprise Financial, Inc.	274	125,700
AMETEK, Inc.	616	149,035
Amgen, Inc.	1,461	529,057
Amphenol Corp., Class A	3,323	585,911
Amrize Ltd.*	1,042	55,539
Analog Devices, Inc.	1,315	522,279
Aon PLC, Class A	227	75,294
API Group Corp.*	843	35,701
Apollo Global Management, Inc.	2,196	259,809
Apple, Inc.	43,114	12,475,467
Applied Materials, Inc.	2,309	1,669,407
AppLovin Corp., Class A*	1,022	526,565
Investments	Shares	Value
Aptiv PLC*	441	$27,069
Arch Capital Group Ltd.*	400	38,824
Archer-Daniels-Midland Co.	1,423	108,717
Ares Management Corp., Class A	518	57,659
Arista Networks, Inc.*	3,523	598,487
Arthur J Gallagher & Co.	603	138,431
Astera Labs, Inc.*	325	156,982
AT&T, Inc.	20,105	416,173
Atlassian Corp., Class A*	682	53,053
Atmos Energy Corp.	399	68,736
Autodesk, Inc.*	578	112,375
Automatic Data Processing, Inc.	1,129	252,840
AutoZone, Inc.*	47	150,209
AvalonBay Communities, Inc.	381	71,891
Axon Enterprise, Inc.*	206	115,486
Baker Hughes Co.	2,797	155,233
Bank of America Corp.	21,543	1,227,520
Bank of New York Mellon Corp.	2,066	298,764
Becton Dickinson & Co.	760	115,011
Berkshire Hathaway, Inc., Class B*	6,108	3,056,382
Best Buy Co., Inc.	572	43,403
Biogen, Inc.*	396	85,560
Blackrock, Inc.	391	375,970
Blackstone, Inc.	3,143	369,837
Block, Inc.*	1,650	125,400
Bloom Energy Corp., Class A*	428	129,556
Boeing Co.*	1,634	353,712
Booking Holdings, Inc.	2,429	432,945
Boston Scientific Corp.*	4,256	181,646
Bristol-Myers Squibb Co.	5,179	298,414
Broadcom, Inc.	12,563	4,745,673
Broadridge Financial Solutions, Inc.	314	43,002
Brown & Brown, Inc.	818	52,475
Bunge Global SA	410	43,759
Burlington Stores, Inc.*	54	17,107
BWX Technologies, Inc.	183	35,621
Cadence Design Systems, Inc.*	728	273,233
Capital One Financial Corp.	1,682	337,443
Cardinal Health, Inc.	696	165,342
Carlyle Group, Inc.	895	37,688
Carnival Corp. Ltd.	1,130	32,284
Carpenter Technology Corp.	104	64,151
Carrier Global Corp.	2,212	162,250
Carvana Co.*	603	39,689
Casey’s General Stores, Inc.	72	57,225
Caterpillar, Inc.	1,308	1,392,889
Cboe Global Markets, Inc.	114	27,664
CBRE Group, Inc., Class A*	777	104,654
CDW Corp.	351	49,365
Cencora, Inc.	580	164,128
Centene Corp.*	1,420	91,150
CenterPoint Energy, Inc.	1,652	72,754

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (continued) WisdomTree U.S. Adaptive Moving Average Fund (WAMA) June 30, 2026
Investments	Shares	Value
CH Robinson Worldwide, Inc.	238	$44,825
Charles Schwab Corp.	4,667	430,624
Charter Communications, Inc., Class A*	427	60,724
Cheniere Energy, Inc.	255	60,948
Chevron Corp.	5,914	980,305
Chipotle Mexican Grill, Inc.*	3,883	132,022
Chubb Ltd.	422	143,792
Church & Dwight Co., Inc.	681	65,975
Ciena Corp.*	287	140,791
Cigna Group	819	225,782
Cincinnati Financial Corp.	432	79,980
Cintas Corp.	1,170	198,994
Circle Internet Group, Inc.*	396	24,801
Cisco Systems, Inc.	11,233	1,319,428
Citigroup, Inc.	4,858	679,926
Citizens Financial Group, Inc.	1,217	85,275
Cloudflare, Inc., Class A*	877	215,111
CME Group, Inc.	1,021	225,467
CMS Energy Corp.	782	59,823
Coca-Cola Co.	11,924	969,063
Cognizant Technology Solutions Corp., Class A	1,305	50,543
Coherent Corp.*	278	109,663
Coinbase Global, Inc., Class A*	620	90,638
Colgate-Palmolive Co.	2,286	209,580
Comcast Corp., Class A	11,771	288,978
Comfort Systems USA, Inc.	37	73,332
ConocoPhillips	3,531	367,083
Consolidated Edison, Inc.	922	102,001
Constellation Brands, Inc., Class A	474	65,929
Constellation Energy Corp.	955	237,193
Copart, Inc.*	2,701	76,141
CoreWeave, Inc., Class A*	613	61,018
Corning, Inc.	2,302	588,000
Corpay, Inc.*	180	59,989
Corteva, Inc.	1,897	160,657
CoStar Group, Inc.*	1,066	30,189
Costco Wholesale Corp.	1,243	1,162,789
Credo Technology Group Holding Ltd.*	346	94,095
CRH PLC	697	74,579
Crowdstrike Holdings, Inc., Class A*	688	525,040
Crown Castle, Inc.	1,152	87,241
CSX Corp.	5,038	239,456
Cummins, Inc.	369	263,174
Curtiss-Wright Corp.	76	57,590
CVS Health Corp.	3,559	368,179
Danaher Corp.	1,994	379,817
Darden Restaurants, Inc.	315	64,893
Datadog, Inc., Class A*	952	247,863
Deere & Co.	761	482,725
Dell Technologies, Inc., Class C	2,119	914,264
Delta Air Lines, Inc.	1,705	159,690
Devon Energy Corp.	3,198	132,141
Investments	Shares	Value
Dexcom, Inc.*	1,002	$67,485
Diamondback Energy, Inc.	480	84,374
Digital Realty Trust, Inc.	808	145,101
Dollar General Corp.	487	56,059
Dollar Tree, Inc.*	377	45,598
Dominion Energy, Inc.	2,327	158,911
DoorDash, Inc., Class A*	1,035	190,989
Dover Corp.	366	82,086
Dow, Inc.	1,935	52,942
DR Horton, Inc.	872	142,031
DraftKings, Inc., Class A*	1,342	33,899
DTE Energy Co.	539	82,127
Duke Energy Corp.	2,175	275,312
DuPont de Nemours, Inc.	375	50,865
Eaton Corp. PLC	416	177,266
eBay, Inc.	1,366	152,651
Ecolab, Inc.	814	226,789
Edison International	1,032	76,832
Edwards Lifesciences Corp.*	1,601	144,826
Elevance Health, Inc.	622	240,546
Eli Lilly & Co.	2,791	3,347,609
EMCOR Group, Inc.	47	39,004
Emerson Electric Co.	1,493	213,723
Entergy Corp.	1,149	131,974
EOG Resources, Inc.	1,543	200,173
EQT Corp.	1,108	58,912
Equifax, Inc.	322	51,108
Equinix, Inc.	255	265,809
Equity Residential	1,017	69,085
Essex Property Trust, Inc.	170	49,570
Estee Lauder Cos., Inc., Class A	824	65,055
Evergy, Inc.	488	42,178
Everpure, Inc., Class A*	365	28,758
Eversource Energy	916	66,199
Exelon Corp.	2,796	130,350
Expand Energy Corp.	222	20,244
Expedia Group, Inc.	370	94,676
Expeditors International of Washington, Inc.	373	60,792
Extra Space Storage, Inc.	554	80,496
Exxon Mobil Corp.	12,417	1,697,652
F&G Annuities & Life, Inc.	126	3,350
Fair Isaac Corp.*	71	84,829
Fastenal Co.	3,027	145,387
FedEx Corp.	660	206,666
Fedex Freight Holding Co., Inc.*	330	49,830
Ferguson Enterprises, Inc.	203	48,178
Fidelity National Financial, Inc.	742	34,993
Fidelity National Information Services, Inc.	1,609	62,558
Fifth Third Bancorp	1,709	96,336
First Citizens BancShares, Inc., Class A	40	83,232
First Solar, Inc.*	285	67,249

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Adaptive Moving Average Fund (WAMA) June 30, 2026
Investments	Shares	Value
FirstEnergy Corp.	1,583	$75,256
Fiserv, Inc.*	1,594	78,186
Flex Ltd.*	711	115,232
Flutter Entertainment PLC*	181	18,493
Ford Motor Co.	10,296	143,114
Fortinet, Inc.*	2,053	315,382
Fortive Corp.	942	57,547
Fox Corp., Class A	1,270	66,243
Freeport-McMoRan, Inc.	3,539	222,568
FTAI Aviation Ltd.	200	54,106
Garmin Ltd.	181	42,995
Gartner, Inc.*	209	27,091
GE HealthCare Technologies, Inc.	1,137	72,779
GE Vernova, Inc.	736	864,697
Gen Digital, Inc.	1,694	42,164
General Dynamics Corp.	740	262,138
General Electric Co.	3,121	1,166,411
General Mills, Inc.	1,530	53,244
General Motors Co.	3,494	269,318
Genuine Parts Co.	357	42,119
Gilead Sciences, Inc.	3,472	438,652
Global Payments, Inc.	693	50,284
GoDaddy, Inc., Class A*	376	31,915
Goldman Sachs Group, Inc.	841	850,562
Guidewire Software, Inc.*	100	12,305
Halliburton Co.	2,258	76,659
Hartford Insurance Group, Inc.	873	115,690
HCA Healthcare, Inc.	740	288,519
HEICO Corp.	367	130,722
Hershey Co.	496	87,023
Hewlett Packard Enterprise Co.	3,472	156,622
Hilton Worldwide Holdings, Inc.	739	244,210
Home Depot, Inc.	2,649	934,249
Honeywell Aerospace, Inc.*	907	200,520
Honeywell International, Inc.	907	203,077
Howmet Aerospace, Inc.	1,205	323,976
HP, Inc.	2,618	57,439
Hubbell, Inc.	140	73,248
HubSpot, Inc.*	132	24,091
Humana, Inc.	305	121,152
Huntington Bancshares, Inc.	3,759	66,647
IDEXX Laboratories, Inc.*	208	109,500
Illinois Tool Works, Inc.	810	219,081
Illumina, Inc.*	364	64,002
Incyte Corp.*	397	45,004
Ingersoll Rand, Inc.	1,079	88,467
Insmed, Inc.*	430	45,847
Insulet Corp.*	188	28,623
Intel Corp.*	12,829	1,791,313
Interactive Brokers Group, Inc., Class A	459	39,951
Intercontinental Exchange, Inc.	1,540	189,589
International Business Machines Corp.	2,499	702,744
Investments	Shares	Value
International Flavors & Fragrances, Inc.	698	$55,296
International Paper Co.	917	34,938
Intuit, Inc.	728	190,008
Intuitive Surgical, Inc.*	969	385,352
Invitation Homes, Inc.	1,678	50,692
IonQ, Inc.*	651	34,672
IQVIA Holdings, Inc.*	482	93,132
Iron Mountain, Inc.	793	100,164
Jabil, Inc.	205	79,023
Jacobs Solutions, Inc.	328	41,328
JB Hunt Transport Services, Inc.	266	76,988
Johnson & Johnson	6,520	1,655,884
Johnson Controls International PLC	679	99,209
JPMorgan Chase & Co.	7,745	2,535,171
Kenvue, Inc.	5,148	98,378
Keurig Dr. Pepper, Inc.	3,557	116,421
KeyCorp	2,268	52,277
Keysight Technologies, Inc.*	453	158,582
Kimberly-Clark Corp.	963	105,709
Kinder Morgan, Inc.	6,008	192,076
KKR & Co., Inc.	2,422	222,291
KLA Corp.	3,660	1,104,259
Kraft Heinz Co.	3,256	76,907
Kroger Co.	2,125	118,001
L3Harris Technologies, Inc.	496	144,133
Labcorp Holdings, Inc.	228	63,840
Lam Research Corp.	3,590	1,555,655
Las Vegas Sands Corp.	2,112	97,553
Leidos Holdings, Inc.	367	37,790
Lennar Corp., Class A	774	70,039
Lennox International, Inc.	93	53,284
Liberty Media Corp.-Liberty Formula One, Class C*	674	64,124
Linde PLC	524	271,925
Live Nation Entertainment, Inc.*	580	106,204
Lockheed Martin Corp.	666	339,300
Loews Corp.	632	71,549
Lowe’s Cos., Inc.	1,478	325,884
LPL Financial Holdings, Inc.	212	59,716
Lululemon Athletica, Inc.*	96	10,961
Lumentum Holdings, Inc.*	141	120,986
LyondellBasell Industries NV, Class A	388	20,428
M&T Bank Corp.	429	102,106
Marathon Petroleum Corp.	1,016	259,761
Markel Group, Inc.*	37	72,261
Marriott International, Inc., Class A	831	307,960
Marsh & McLennan Cos., Inc.	1,432	238,671
Martin Marietta Materials, Inc.	171	98,616
Marvell Technology, Inc.	2,526	752,470
MasTec, Inc.*	146	60,745
Mastercard, Inc., Class A	2,637	1,354,363
McCormick & Co., Inc., Non-Voting Shares	709	35,748

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (continued) WisdomTree U.S. Adaptive Moving Average Fund (WAMA) June 30, 2026
Investments	Shares	Value
McDonald’s Corp.	1,876	$507,102
McKesson Corp.	392	296,195
Medpace Holdings, Inc.*	60	31,775
Medtronic PLC	1,339	104,750
Merck & Co., Inc.	6,817	875,984
Meta Platforms, Inc., Class A	7,019	3,953,733
MetLife, Inc.	1,992	168,543
Mettler-Toledo International, Inc.*	57	72,818
Microchip Technology, Inc.	1,200	109,440
Micron Technology, Inc.	3,074	3,548,287
Microsoft Corp.	21,050	7,852,071
Mid-America Apartment Communities, Inc.	319	44,322
Mondelez International, Inc., Class A	3,913	226,328
MongoDB, Inc.*	183	61,470
Monolithic Power Systems, Inc.	123	170,030
Monster Beverage Corp.*	2,804	269,520
Moody’s Corp.	482	218,307
Morgan Stanley	4,256	889,674
Motorola Solutions, Inc.	474	196,847
MSCI, Inc.	222	124,329
Nasdaq, Inc.	1,557	122,723
Natera, Inc.*	121	32,845
NetApp, Inc.	582	90,070
Netflix, Inc.*	13,980	998,172
Newmont Corp.	3,118	291,221
NextEra Energy, Inc.	5,747	504,414
NIKE, Inc., Class B	3,970	162,968
NiSource, Inc.	473	22,491
Northern Trust Corp.	537	93,352
Northrop Grumman Corp.	406	206,780
NRG Energy, Inc.	220	32,133
Nucor Corp.	676	150,579
nVent Electric PLC	321	54,445
NVIDIA Corp.	70,900	14,186,381
NVR, Inc.*	8	54,507
Occidental Petroleum Corp.	2,362	114,722
Old Dominion Freight Line, Inc.	519	112,415
ON Semiconductor Corp.*	1,056	99,834
ONEOK, Inc.	1,543	134,148
Oracle Corp.	7,010	1,027,315
O’Reilly Automotive, Inc.*	2,479	228,291
Otis Worldwide Corp.	1,092	78,187
PACCAR, Inc.	1,350	162,162
Packaging Corp. of America	238	56,711
Palantir Technologies, Inc., Class A*	6,430	750,188
Palo Alto Networks, Inc.*	1,780	607,016
Paramount Skydance Corp., Class B	2,553	25,173
Parker-Hannifin Corp.	347	339,408
Paychex, Inc.	966	94,987
PayPal Holdings, Inc.	2,847	122,933
Pentair PLC	169	12,956
PepsiCo, Inc.	3,801	514,655
Investments	Shares	Value
Pfizer, Inc.	15,360	$369,869
PG&E Corp.	5,865	98,649
Philip Morris International, Inc.	4,535	820,427
Phillips 66	1,173	198,296
Pinterest, Inc., Class A*	1,777	37,370
PNC Financial Services Group, Inc.	1,038	255,576
PPG Industries, Inc.	623	75,564
PPL Corp.	2,095	76,153
Principal Financial Group, Inc.	629	67,794
Procter & Gamble Co.	6,750	989,820
Progressive Corp.	1,702	371,802
Prologis, Inc.	2,393	324,180
Prudential Financial, Inc.	972	104,908
PTC, Inc.*	327	37,150
Public Service Enterprise Group, Inc.	1,366	110,865
Public Storage	460	146,423
PulteGroup, Inc.	560	76,838
Qnity Electronics, Inc.	561	91,617
Qualcomm, Inc.	2,935	542,359
Quanta Services, Inc.	404	290,896
Quest Diagnostics, Inc.	304	64,433
Raymond James Financial, Inc.	538	81,792
Realty Income Corp.	1,839	113,944
Reddit, Inc., Class A*	248	43,048
Regeneron Pharmaceuticals, Inc.	308	192,050
Regions Financial Corp.	2,360	71,272
Republic Services, Inc.	872	185,806
ResMed, Inc.	376	73,275
Rivian Automotive, Inc., Class A*	2,274	39,454
Robinhood Markets, Inc., Class A*	696	69,795
ROBLOX Corp., Class A*	1,639	89,129
Rocket Cos., Inc., Class A*	2,015	31,736
Rocket Lab Corp.*	830	84,370
Rockwell Automation, Inc.	291	144,068
Rollins, Inc.	1,312	54,763
Roper Technologies, Inc.	291	98,471
Ross Stores, Inc.	905	192,629
Royal Caribbean Cruises Ltd.	259	82,240
Royal Gold, Inc.	170	33,934
RTX Corp.	3,858	731,978
S&P Global, Inc.	847	344,949
Salesforce, Inc.	2,486	389,457
Sandisk Corp.*	272	618,455
SBA Communications Corp.	284	50,115
Seagate Technology Holdings PLC	206	198,790
Sempra	1,735	160,852
ServiceNow, Inc.*	2,731	271,134
Sherwin-Williams Co.	726	249,976
Simon Property Group, Inc.	871	194,799
SLB Ltd.	1,443	67,085
Smurfit Westrock PLC	506	23,408
See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Adaptive Moving Average Fund (WAMA) June 30, 2026
Investments	Shares	Value
Snap-on, Inc.	139	$55,934
Snowflake, Inc.*	1,031	262,390
SoFi Technologies, Inc.*	1,201	21,534
Somnigroup International, Inc.	417	32,693
Southern Co.	3,103	296,988
Southwest Airlines Co.	1,433	73,685
SS&C Technologies Holdings, Inc.	648	40,208
Starbucks Corp.	3,208	327,826
State Street Corp.	777	131,779
Steel Dynamics, Inc.	458	105,093
STERIS PLC	100	21,057
Strategy, Inc.*	188	16,343
Stryker Corp.	1,083	340,972
Sun Communities, Inc.	250	29,977
Super Micro Computer, Inc.*	1,405	41,209
Synchrony Financial	1,052	80,005
Synopsys, Inc.*	502	223,927
Sysco Corp.	1,356	113,334
T Rowe Price Group, Inc.	574	65,258
Take-Two Interactive Software, Inc.*	461	115,241
Talen Energy Corp.*	102	39,195
Tapestry, Inc.	391	57,235
Targa Resources Corp.	606	162,493
Target Corp.	1,207	157,646
Teledyne Technologies, Inc.*	121	80,695
Tenet Healthcare Corp.*	182	34,049
Teradyne, Inc.	385	186,278
Tesla, Inc.*	8,348	3,511,169
Texas Instruments, Inc.	2,314	689,734
Texas Pacific Land Corp.	180	78,775
Thermo Fisher Scientific, Inc.	1,058	530,439
TJX Cos., Inc.	3,046	461,469
TKO Group Holdings, Inc.	157	31,606
T-Mobile U.S., Inc.	3,333	559,044
Toast, Inc., Class A*	501	13,938
Tractor Supply Co.	1,379	43,590
Trade Desk, Inc., Class A*	1,407	25,439
Trane Technologies PLC	248	121,808
TransDigm Group, Inc.	152	202,470
TransUnion	197	14,212
Travelers Cos., Inc.	664	219,200
Trimble, Inc.*	236	12,078
Truist Financial Corp.	3,531	175,914
Twilio, Inc., Class A*	495	102,133
Tyler Technologies, Inc.*	112	32,756
Tyson Foods, Inc., Class A	897	51,353
U.S. Bancorp	4,030	243,412
U.S. Foods Holding Corp.*	252	25,767
Uber Technologies, Inc.*	5,236	377,830
Ubiquiti, Inc.	65	34,712
Ulta Beauty, Inc.*	110	49,608
Union Pacific Corp.	1,590	432,480
Investments	Shares	Value
United Airlines Holdings, Inc.*	900	$122,391
United Parcel Service, Inc., Class B	2,253	242,198
United Rentals, Inc.	188	212,983
United Therapeutics Corp.*	43	23,299
UnitedHealth Group, Inc.	2,459	1,022,034
Unity Software, Inc.*	784	22,407
Valero Energy Corp.	934	243,251
Veeva Systems, Inc., Class A*	429	76,135
Ventas, Inc.	1,066	94,661
Veralto Corp.	679	60,214
VeriSign, Inc.	273	68,676
Verisk Analytics, Inc.	406	72,889
Verizon Communications, Inc.	11,312	478,950
Versant Media Group, Inc.	466	16,781
Versigent PLC*	147	6,175
Vertex Pharmaceuticals, Inc.*	667	331,319
Vertiv Holdings Co., Class A	1,025	343,191
VICI Properties, Inc.	2,815	74,738
Visa, Inc., Class A	5,636	1,933,655
Vistra Corp.	1,023	162,278
Vulcan Materials Co.	360	106,204
Walmart, Inc.	22,189	2,513,126
Walt Disney Co.	5,125	493,281
Waste Connections, Inc.	267	44,506
Waste Management, Inc.	1,102	245,614
Waters Corp.*	252	94,510
WEC Energy Group, Inc.	863	100,773
Wells Fargo & Co.	9,675	799,542
Welltower, Inc.	1,525	346,129
West Pharmaceutical Services, Inc.	196	70,364
Western Digital Corp.	863	551,215
Westinghouse Air Brake Technologies Corp.	466	125,634
Weyerhaeuser Co.	1,961	46,946
Williams Cos., Inc.	3,329	247,478
Williams-Sonoma, Inc.	325	75,757
Willis Towers Watson PLC	104	27,182
Woodward, Inc.	119	50,627
Workday, Inc., Class A*	663	81,164
WR Berkley Corp.	1,146	80,827
WW Grainger, Inc.	133	180,933
Xcel Energy, Inc.	1,535	123,261
XPO, Inc.*	111	22,787
Xylem, Inc.	635	75,063
Yum! Brands, Inc.	754	120,534
Zillow Group, Inc., Class C*	225	7,092
Zimmer Biomet Holdings, Inc.	557	47,952
Zoetis, Inc.	1,258	90,400
Zoom Communications, Inc., Class A*	799	68,962
Zscaler, Inc.*	411	58,013
Total United States		186,867,729
TOTAL COMMON STOCKS (Cost: $180,673,388)		187,267,152

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (concluded) WisdomTree U.S. Adaptive Moving Average Fund (WAMA) June 30, 2026
Investments	Shares	Value
MUTUAL FUND – 0.0%
United States – 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(a) (Cost: $74,335)	74,335	$74,335
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $180,747,723)		187,341,487
Other Assets less Liabilities – 0.0%		22,666
NET ASSETS – 100.0%		$187,364,153

*     Non-income producing security.

(a)   Rate shown represents annualized 7-day yield as of June 30, 2026.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$187,267,152	$—	$—	$187,267,152
Mutual Fund	—	74,335	—	74,335
Total Investments in Securities	$187,267,152	$74,335	$—	$187,341,487

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 99.1%
Australia – 6.8%
Accent Group Ltd.	76,326	$37,544
ALS Ltd.	51,058	807,919
Ampol Ltd.	19,184	437,263
ANZ Group Holdings Ltd.	154,599	3,786,204
APA Group	160,246	1,125,727
ARB Corp. Ltd.	13,774	180,547
Aristocrat Leisure Ltd.	23,045	978,211
Aussie Broadband Ltd.	75,813	258,940
Australian Clinical Labs Ltd.(a)	67,044	104,044
Bank of Queensland Ltd.	676	2,955
Bendigo & Adelaide Bank Ltd.	21,686	158,504
BHP Group Ltd.	299,658	12,331,622
Brambles Ltd.	98,723	1,332,340
Breville Group Ltd.(a)	32,429	724,779
CAR Group Ltd.	51,274	915,063
Centuria Capital Group	137,114	183,336
Challenger Ltd.	566	3,921
Cleanaway Waste Management Ltd.	156,315	254,493
Cochlear Ltd.	4,313	363,795
Codan Ltd.	35,935	1,098,899
Coles Group Ltd.	92,564	1,562,808
Commonwealth Bank of Australia	70,075	7,991,965
Computershare Ltd.	31,134	825,686
Corporate Travel Management Ltd.*^	16,060	119,667
Cromwell Property Group	504,853	152,147
CSL Ltd.	16,068	1,277,275
Dalrymple Bay Infrastructure Ltd.	101,213	403,192
Dexus	43,339	162,136
Dicker Data Ltd.	14,856	129,476
Downer EDI Ltd.	42,976	239,679
Dyno Nobel Ltd.	86,145	233,951
Eagers Automotive Ltd.	13,240	195,011
Evolution Mining Ltd.	110,400	898,700
EVT Ltd.	37,877	337,987
Goodman Group	57,555	1,241,281
GPT Group	107,375	363,020
GWA Group Ltd.	146,480	233,407
Hansen Technologies Ltd.	64,061	197,054
Harvey Norman Holdings Ltd.	37,044	123,701
Helia Group Ltd.	3,118	11,967
Iluka Resources Ltd.	21,516	105,387
Imdex Ltd.	136,413	387,478
Ingenia Communities Group	67,843	207,747
Insurance Australia Group Ltd.	47,798	267,896
IVE Group Ltd.	132,171	260,053
JB Hi-Fi Ltd.	7,042	392,638
Jumbo Interactive Ltd.(a)	21,880	98,530
Lottery Corp. Ltd.	259,123	1,034,038
Lovisa Holdings Ltd.	32,294	528,681
Investments	Shares	Value
Maas Group Holdings Ltd.	93,043	$342,284
Macquarie Group Ltd.	11,637	2,017,866
Mader Group Ltd.	54,591	299,540
Medibank Pvt Ltd.	46,423	159,844
Metcash Ltd.	58,540	119,642
Mirvac Group	105,191	125,347
Monadelphous Group Ltd.	17,518	376,109
MyState Ltd.	538	1,707
National Australia Bank Ltd.	158,720	4,163,132
Nick Scali Ltd.	21,645	244,729
Northern Star Resources Ltd.	78,707	1,033,310
NRW Holdings Ltd.	43,886	226,207
Objective Corp. Ltd.	21,947	156,610
Orica Ltd.	15,122	248,084
Origin Energy Ltd.	121,076	921,018
Orora Ltd.	36,015	34,557
Perseus Mining Ltd.	149,003	495,501
Pro Medicus Ltd.	7,448	1,049,694
Propel Funeral Partners Ltd.	89,163	193,347
Qantas Airways Ltd.	102,280	752,529
QBE Insurance Group Ltd.	19,264	336,188
Qube Holdings Ltd.	204,380	722,132
Ramelius Resources Ltd.	182,889	369,980
REA Group Ltd.(a)	9,074	875,013
Redox Ltd.	85,445	235,009
Regis Healthcare Ltd.	59,063	265,563
Rio Tinto Ltd.(a)	24,807	2,964,807
Rio Tinto PLC	95,127	8,992,040
Scentre Group	563,154	1,505,991
SEEK Ltd.	43,828	408,396
SGH Ltd.	18,052	583,300
Sigma Healthcare Ltd.	487,845	929,442
SmartGroup Corp. Ltd.	30,299	268,477
SRG Global Ltd.	129,552	357,219
Steadfast Group Ltd.	50,848	179,660
Stockland	232,055	655,932
Suncorp Group Ltd.	15,977	213,518
Super Retail Group Ltd.	21,734	198,455
Supply Network Ltd.	11,126	246,119
Technology One Ltd.	42,356	864,775
Telstra Group Ltd.	1,014,719	3,571,227
TPG Telecom Ltd.	131,784	328,680
Transurban Group	309,567	3,084,050
Universal Store Holdings Ltd.(a)	26,121	140,792
Ventia Services Group Pty. Ltd.	101,955	437,227
Vicinity Ltd.	334,228	597,407
Vulcan Steel Ltd.	46,058	162,736
Waypoint REIT Ltd.	126,075	212,248
Wesfarmers Ltd.	72,886	4,564,786
Westgold Resources Ltd.	87,926	286,301
Westpac Banking Corp.	157,506	3,842,121

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Investments	Shares	Value
Whitehaven Coal Ltd.	26,204	$138,516
WiseTech Global Ltd.	26,179	598,515
Woolworths Group Ltd.	58,467	1,621,453
Total Australia		98,787,796
Austria – 0.4%
ANDRITZ AG	5,628	486,448
BAWAG Group AG(b)	2,381	477,201
CA Immobilien Anlagen AG	9,859	256,997
Erste Group Bank AG	15,252	2,041,944
Kontron AG^	8,733	231,839
Strabag SE, Bearer Shares	10,068	1,025,607
Telekom Austria AG	50,866	564,104
UNIQA Insurance Group AG	618	12,464
Verbund AG	7,522	478,155
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,636	194,085
voestalpine AG	5,888	274,925
Total Austria		6,043,769
Belgium – 1.2%
Ackermans & van Haaren NV	637	208,143
Ageas SA	6,650	532,206
Anheuser-Busch InBev SA	54,408	4,519,791
Barco NV	7,586	72,767
Bekaert SA	3,952	176,440
Elia Group SA	5,054	807,798
Fagron	16,438	452,925
Financiere de Tubize SA	1,916	506,020
Ion Beam Applications(a)	11,220	216,790
KBC Group NV	29,672	4,047,133
Kinepolis Group NV(a)	8,662	351,071
Melexis NV	11,386	1,016,676
Montea NV	6,339	484,850
Shurgard Self Storage Ltd.	2,263	66,235
Solvay SA(a)	4,347	130,610
Syensqo SA	5,945	439,081
Tessenderlo Group SA	3,832	84,731
UCB SA	4,236	1,268,871
VGP NV	7,271	699,949
Warehouses De Pauw CVA	27,823	701,729
Total Belgium		16,783,816
Brazil – 0.0%
Yara International ASA	3,894	171,335
Chile – 0.1%
Antofagasta PLC	29,467	1,494,004
China – 0.5%
BOC Aviation Ltd.(b)	52,400	542,906
BOC Hong Kong Holdings Ltd.	1,001,000	5,409,603
Health & Happiness H&H International Holdings Ltd.	12,000	15,578
Morimatsu International Holdings Co. Ltd.	65,000	63,574
Investments	Shares	Value
Prosus NV^	24,181	$1,050,277
VSTECS Holdings Ltd.	60,000	67,559
Total China		7,149,497
Denmark – 1.1%
AL Sydbank	3,009	265,094
Alm Brand AS	75,126	186,149
Ambu AS, Class B(a)	54,835	511,614
Carlsberg AS, Class B	4,239	555,518
Cementir Holding NV(a)	8,113	134,960
Chemometec AS	5,586	309,460
Danske Bank AS	50,428	2,701,114
H Lundbeck AS	19,178	124,607
ISS AS	4,787	195,932
Novo Nordisk AS, Class B	183,553	8,832,330
Pandora AS	4,749	545,213
Royal Unibrew AS	4,616	304,580
Tryg AS	6,159	140,268
Vestas Wind Systems AS	22,880	646,015
Total Denmark		15,452,854
Finland – 1.5%
Aktia Bank OYJ	44	567
Elisa OYJ	14,782	620,916
Fortum OYJ	50,121	1,162,685
F-Secure OYJ	81,110	191,030
Harvia OYJ(a)	5,607	266,676
Kalmar OYJ, Class B	3,939	173,023
Kone OYJ, Class B	36,891	2,098,752
Konecranes OYJ	14,799	454,801
Marimekko OYJ	11,126	134,073
Metso OYJ	75,012	1,303,571
Neste OYJ	30,911	1,012,153
Nokian Renkaat OYJ(a)	24,145	330,432
Nordea Bank Abp	468,162	8,885,144
Orion OYJ, Class B	12,970	1,066,918
Outokumpu OYJ	68,118	392,122
Puuilo OYJ	29,342	602,499
Sampo OYJ, Class A	104,481	1,098,252
Sanoma OYJ	27,757	268,475
Talenom OYJ	31,105	40,612
Terveystalo OYJ(a)(b)	15,987	140,009
Valmet OYJ	11,786	284,591
Wartsila OYJ Abp	38,054	1,452,268
Total Finland		21,979,569
France – 8.2%
Accor SA	24,755	1,438,894
Aeroports de Paris SA(a)	6,780	883,679
Air Liquide SA	21,745	4,307,925
Airbus SE	15,257	3,393,425
Amundi SA(b)	2,896	277,958
Antin Infrastructure Partners SA(a)	9,858	99,633

See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Investments	Shares	Value
AXA SA	249,798	$12,523,300
Ayvens SA(b)	51,032	672,133
BioMerieux	3,546	278,520
BNP Paribas SA	105,441	12,313,049
Bouygues SA	25,890	1,444,778
Bureau Veritas SA	29,137	892,104
Cie de Saint-Gobain SA	17,553	1,588,610
Cie des Alpes	7,913	199,485
Cie Generale des Etablissements Michelin SCA	42,647	1,645,593
Covivio SA	7,615	466,654
Credit Agricole SA	246,716	4,963,029
Danone SA	44,203	3,625,545
Dassault Aviation SA	3,514	1,153,842
Dassault Systemes SE	28,569	581,890
Edenred SE	5,481	140,995
Eiffage SA	3,529	520,881
Elis SA	8,058	249,664
Engie SA	270,924	8,545,932
EssilorLuxottica SA	12,456	2,336,227
Exosens SAS	12,568	820,470
Gaztransport & Technigaz SA	5,799	1,232,516
Getlink SE	69,440	1,476,668
Hermes International SCA	1,689	3,085,792
Interparfums SA	21,083	611,282
Ipsen SA	1,642	316,888
Kering SA	4,528	1,280,238
Klepierre SA	29,065	1,215,554
Lectra	7,458	146,319
Legrand SA	12,486	2,108,454
LISI SA	6,260	470,219
L’Oreal SA	17,049	7,478,153
LVMH Moet Hennessy Louis Vuitton SE	19,783	10,949,328
Nexans SA	1,787	296,859
Opmobility	10,469	163,260
Orange SA	213,664	4,031,876
Planisware SA	18,167	377,605
Publicis Groupe SA	14,689	1,452,004
Rexel SA	16,430	717,753
Rubis SCA	8,585	301,328
Safran SA	9,111	3,593,729
Societe Generale SA	9,162	810,444
SPIE SA	10,583	609,817
Technip Energies NV	10,442	395,398
Thales SA	6,184	1,589,374
Valeo SE	13,496	197,735
Vallourec SACA^	22,772	533,462
Veolia Environnement SA	53,333	2,221,952
Vicat SACA	2,512	182,370
Vinci SA	36,342	5,310,066
Vusion/France(a)	3,970	572,809
Wendel SE	8	752
Total France		119,094,219
Investments	Shares	Value
Georgia – 0.0%
Lion Finance Group PLC	1,363	$204,964
TBC Bank Group PLC	1,889	111,118
Total Georgia		316,082
Germany – 6.1%
adidas AG	4,272	876,222
AIXTRON SE	32,976	1,983,851
Allianz SE, Registered Shares	22,498	10,651,466
Alzchem Group AG	2,263	449,153
Aurubis AG	1,048	217,110
BASF SE	69,443	3,714,060
Bayer AG, Registered Shares	12,028	665,716
Bayerische Motoren Werke AG	42,023	2,751,051
Bechtle AG	7,631	270,286
Beiersdorf AG	3,441	296,395
Bilfinger SE	2,490	228,742
Cancom SE	6,206	164,966
Commerzbank AG	32,479	1,382,471
Continental AG	6,150	507,378
CTS Eventim AG & Co. KGaA	10,540	615,172
Daimler Truck Holding AG	72,522	3,498,988
Dermapharm Holding SE	3,007	162,097
Deutsche Bank AG, Registered Shares	30,874	1,045,711
Deutsche Boerse AG	1,921	524,472
Deutsche Lufthansa AG, Registered Shares	44,650	510,994
Deutsche Post AG, Registered Shares	80,144	4,865,481
Deutsche Telekom AG, Registered Shares	236,689	6,453,966
Deutz AG	28,754	287,487
DWS Group GmbH & Co. KGaA(b)	5,561	417,396
E.ON SE	115,269	2,375,462
Eckert & Ziegler SE	24,987	436,228
Elmos Semiconductor SE	4,562	940,919
Fielmann Group AG	10,063	492,415
Freenet AG	6,080	156,681
Fresenius Medical Care AG	3,259	147,550
Fresenius SE & Co. KGaA	12,374	565,463
Friedrich Vorwerk Group SE	4,471	344,528
GEA Group AG	8,644	593,455
Hannover Rueck SE	1,752	485,542
Heidelberg Materials AG	6,858	1,308,621
Henkel AG & Co. KGaA	5,741	454,207
Hensoldt AG	9,382	726,824
HochTief AG	3,990	2,312,816
Indus Holding AG	6,879	203,304
Infineon Technologies AG	33,380	3,116,801
KION Group AG	1,362	60,372
Knorr-Bremse AG	8,490	986,192
Krones AG	1,103	141,491
MTU Aero Engines AG	1,429	594,531
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	4,824	2,694,214

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Investments	Shares	Value
Nemetschek SE	5,571	$338,211
PNE AG	33,016	414,464
RENK Group AG	15,680	756,069
Rheinmetall AG	968	1,096,201
RWE AG	28,653	1,854,813
SAF-Holland SE	10,465	242,284
SAP SE	22,842	3,499,445
Schaeffler AG	80,966	784,980
Schott Pharma AG & Co. KGaA	27,203	538,051
Scout24 SE(b)	7,948	657,441
Siemens AG, Registered Shares	27,299	8,774,958
Siemens Healthineers AG(b)	33,050	1,292,284
Sirius Real Estate Ltd.	384,882	493,977
Softwareone Holding AG^	17,542	169,624
Stroeer SE & Co. KGaA	6,048	235,791
Symrise AG	6,434	646,003
TAG Immobilien AG	17,278	278,728
Talanx AG	4,308	544,742
Traton SE	58,170	2,206,661
Vonovia SE	60,294	1,488,288
Vossloh AG	4,571	328,456
Wacker Neuson SE	4,345	92,895
Total Germany		88,412,613
Hong Kong – 1.9%
AIA Group Ltd.	276,400	2,518,319
ASMPT Ltd.	42,400	1,291,132
Bank of East Asia Ltd.	949	1,516
Cathay Pacific Airways Ltd.	1,038,000	1,718,076
CK Asset Holdings Ltd.	91,000	512,669
CK Infrastructure Holdings Ltd.	202,500	1,541,593
CLP Holdings Ltd.	116,000	1,082,778
Dah Sing Banking Group Ltd.	81,200	119,801
DFI Retail Group Holdings Ltd., Registered Shares	29,500	111,805
Hang Lung Group Ltd.	85,000	136,355
HKT Trust & HKT Ltd.	597,000	887,653
Hong Kong & China Gas Co. Ltd.	1,126,816	933,978
Hong Kong Exchanges & Clearing Ltd.	61,959	2,868,015
Hongkong Land Holdings Ltd.	105,900	754,008
Johnson Electric Holdings Ltd.	39,500	97,767
Luk Fook Holdings International Ltd.	38,000	107,283
MTR Corp. Ltd.(a)	331,643	1,289,856
Nissin Foods Co. Ltd.(a)	165,000	138,867
Pacific Basin Shipping Ltd.	632,000	217,596
PCCW Ltd.	864,000	587,234
Power Assets Holdings Ltd.	184,000	1,339,752
Prudential PLC	29,616	394,257
Sun Hung Kai Properties Ltd.	115,500	1,653,987
SUNeVision Holdings Ltd.(a)	545,000	302,313
Swire Pacific Ltd., Class B	300,000	476,661
Swire Properties Ltd.	478,000	1,251,984
Techtronic Industries Co. Ltd.	101,000	1,667,867
Investments	Shares	Value
Time Interconnect Technology Ltd.	370,000	$798,312
WH Group Ltd.(b)	1,818,500	1,922,376
Total Hong Kong		26,723,810
Indonesia – 0.1%
Bumitama Agri Ltd.	428,100	542,799
First Pacific Co. Ltd.	244,000	149,349
First Resources Ltd.	86,800	208,704
Jardine Matheson Holdings Ltd.	5,400	332,100
Total Indonesia		1,232,952
Ireland – 0.2%
AIB Group PLC	185,086	2,174,281
Bank of Ireland Group PLC	7,836	156,109
Cairn Homes PLC	148,190	418,481
Cosmo NV(a)	4,316	355,810
Glanbia PLC	8,598	240,444
Total Ireland		3,345,125
Israel – 1.2%
Amot Investments Ltd.	56,488	351,314
Aura Investments Ltd.(a)	61,313	378,853
Azorim-Investment Development & Construction Co. Ltd.(a)	44,295	247,384
Azrieli Group Ltd.	5,974	810,649
Bank Hapoalim BM	26,598	612,313
Bank Leumi Le-Israel BM	24,317	542,990
Bezeq The Israeli Telecommunication Corp. Ltd.	154,282	363,872
Big Shopping Centers Ltd.	3,709	840,405
Danya Cebus Ltd.	8,192	335,714
Delek Group Ltd.	1,097	279,678
Elbit Systems Ltd.	2,289	1,736,274
Energean PLC	41,078	372,649
Energix-Renewable Energies Ltd.	129,947	1,139,645
FIBI Holdings Ltd.	26	2,328
First International Bank of Israel Ltd.	48	3,398
Gav-Yam Lands Corp. Ltd.	14,794	181,831
Harel Insurance Investments & Financial Services Ltd.	3,542	186,168
Hilan Ltd.(a)	5,560	358,108
ICL Group Ltd.	40,434	202,750
Inrom Construction Industries Ltd.	38,422	309,625
Israel Canada TR Ltd.(a)	74,073	437,310
Israel Discount Bank Ltd., Class A	1,778	17,604
Isramco Negev 2 LP	366,457	230,000
Land Development Nimrodi Group Ltd.(a)	16,577	193,564
Matrix IT Ltd.	23,102	586,036
Mediterranean Towers Ltd.	63,223	336,544
Mega Or Holdings Ltd.	8,179	1,647,083
Mivne Real Estate KD Ltd.	68,452	298,671
Mizrahi Tefahot Bank Ltd.	60	3,967
Neto Malinda Trading Ltd.	3,838	176,735
Newmed Energy LP(a)	94,450	494,528
See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Investments	Shares	Value
Next Vision Stabilized Systems Ltd.	22,199	$1,792,639
One Software Technologies Ltd.	18,608	354,804
Phoenix Financial Ltd.	5,461	301,693
Plus500 Ltd.	3,537	224,678
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,572	437,591
Ratio Energies Finance LP(a)	200,507	289,376
Retailors Ltd.^(a)	18,385	151,180
Sisram Medical Ltd.(b)	273,200	79,082
Strauss Group Ltd.	14,791	570,899
Total Israel		17,879,932
Italy – 5.6%
A2A SpA	90,578	234,041
ACEA SpA	6,583	163,472
Alerion Cleanpower SpA	8,105	199,692
Arnoldo Mondadori Editore SpA	31,869	73,418
Azimut Holding SpA	9,350	379,276
Banca Generali SpA	5,595	417,069
Banca Mediolanum SpA	29,666	738,715
Banca Monte dei Paschi di Siena SpA	216,794	2,692,758
Banco BPM SpA	183,209	3,164,984
BPER Banca SpA	182,214	2,860,723
Brembo NV(a)	7,812	91,458
Brunello Cucinelli SpA(a)	10,629	1,003,767
Carel Industries SpA(b)	32,767	1,189,435
Coca-Cola HBC AG^	26,319	1,718,648
Credito Emiliano SpA	18,612	361,958
De’ Longhi SpA	7,961	338,041
DiaSorin SpA(a)	4,467	346,059
El.En. SpA	20,305	396,275
Enav SpA(b)	54,678	324,757
Enel SpA	834,804	9,595,854
ERG SpA	8,196	224,142
Ferrari NV	5,357	1,986,533
Ferretti SpA(a)	10,725	36,516
FinecoBank Banca Fineco SpA	14,645	367,523
Generali	56,957	2,774,718
Hera SpA	52,234	218,094
Infrastrutture Wireless Italiane SpA(a)(b)	114,569	806,878
Intesa Sanpaolo SpA	2,409,761	16,502,929
Iren SpA	42,120	119,330
Italgas SpA	121,493	1,407,782
Leonardo SpA	16,078	862,574
Lottomatica Group SpA	36,581	1,016,300
Maire SpA	35,517	581,486
Moncler SpA	19,116	1,109,813
Orsero SpA	7,406	129,888
Poste Italiane SpA	98,997	3,239,305
PRADA SpA(a)	175,500	888,908
Prysmian SpA	9,128	1,524,184
RAI Way SpA(b)	63,519	367,464
Investments	Shares	Value
Recordati Industria Chimica & Farmaceutica SpA	16,756	$982,761
Reply SpA	3,776	394,799
Rizzoli Corriere Della Sera Mediagroup SpA	248,831	265,997
Ryanair Holdings PLC	47,018	1,470,218
Saipem SpA(a)	171,851	866,268
Snam SpA	273,881	1,977,718
SOL SpA	10,451	695,410
Technogym SpA(b)	41,506	721,298
Terna – Rete Elettrica Nazionale	148,878	1,742,973
UniCredit SpA	122,907	10,997,063
Unipol Assicurazioni SpA	18,128	505,915
Wiit SpA	7,542	297,486
Total Italy		81,372,673
Ivory Coast – 0.0%
Endeavour Mining PLC	10,137	498,348
Japan – 25.2%
&Do Holdings Co. Ltd.(a)	15,600	90,706
ABC-Mart, Inc.	26,000	448,011
ADEKA Corp.	4,900	126,506
Advantest Corp.	15,100	3,004,670
Aeon Co. Ltd.	53,665	442,792
Aica Kogyo Co. Ltd.	1,300	29,547
Aichi Financial Group, Inc.	56,800	484,036
Aida Engineering Ltd.	21,400	151,555
Ain Holdings, Inc.	7,500	255,284
Air Water, Inc.	14,000	238,351
Airport Facilities Co. Ltd.	38,300	218,453
Aisin Corp.	15,000	201,800
AIT Corp.	15,900	221,587
Ajinomoto Co., Inc.	53,100	1,918,820
Alfresa Holdings Corp.	7,700	102,998
Alps Alpine Co. Ltd.	13,500	169,866
Altech Corp.	24,600	115,186
Amada Co. Ltd.	37,800	686,459
Amano Corp.	19,300	432,253
Anritsu Corp.	36,900	998,077
Aoyama Trading Co. Ltd.	27,600	116,836
Arcs Co. Ltd.	4,100	85,645
Arealink Co. Ltd.	13,800	69,711
Ariake Japan Co. Ltd.	10,700	330,497
Artner Co. Ltd.	10,900	132,926
As One Corp.	19,200	267,577
Asahi Co. Ltd.	40,700	323,296
Asahi Diamond Industrial Co. Ltd.	18,200	135,835
Asahi Intecc Co. Ltd.	72,600	1,697,462
Asahi Kasei Corp.	41,892	461,643
Asahi Net, Inc.	54,300	204,137
Asanuma Corp.	61,300	316,825
Asics Corp.	54,800	1,475,158
Astellas Pharma, Inc.	143,900	1,925,750
Axial Retailing, Inc.	17,600	120,744

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Investments	Shares	Value
Azbil Corp.	68,800	$727,898
Bandai Namco Holdings, Inc.	42,800	996,494
Baroque Japan Ltd.(a)	44,900	203,884
Base Co. Ltd.	4,900	86,347
BayCurrent, Inc.	27,300	1,013,892
Belluna Co. Ltd.	15,400	89,733
BIPROGY, Inc.	6,900	181,240
Bridgestone Corp.	62,500	1,311,337
Business Brain Showa-Ota, Inc.	17,100	104,794
C Uyemura & Co. Ltd.	3,000	506,507
Canon Marketing Japan, Inc.	9,800	207,547
Canon, Inc.(a)	62,500	1,594,755
Capcom Co. Ltd.	43,300	802,459
Careerlink Co. Ltd.	10,000	137,148
Cawachi Ltd.	5,800	124,369
Central Automotive Products Ltd.	21,000	261,135
Central Japan Railway Co.	11,700	249,730
Change Holdings, Inc.(a)	29,100	161,682
Charm Care Corp. KK	15,900	129,920
Chino Corp.	15,300	152,788
Chubu Electric Power Co., Inc.	18,400	346,433
Chubu Steel Plate Co. Ltd.	8,400	102,542
Chugai Pharmaceutical Co. Ltd.	49,100	2,276,077
Chugoku Electric Power Co., Inc.	15,000	82,021
Chugoku Marine Paints Ltd.	14,800	301,418
Citizen Watch Co. Ltd.	25,700	382,673
CKD Corp.	10,500	482,603
Cleanup Corp.	62,900	352,186
Coca-Cola Bottlers Japan Holdings, Inc.	13,800	364,434
COMSYS Holdings Corp.	4,100	137,512
Comture Corp.	37,400	295,472
Cosmos Pharmaceutical Corp.	4,700	178,891
Create Restaurants Holdings, Inc.(a)	117,100	530,291
Create SD Holdings Co. Ltd.	2,600	51,992
Creek & River Co. Ltd.	11,800	95,838
CTS Co. Ltd.	47,400	242,942
Curves Holdings Co. Ltd.	21,200	119,745
CyberAgent, Inc.	52,100	436,611
Cybozu, Inc.	19,100	265,479
Dai Nippon Printing Co. Ltd.	8,600	156,469
Dai Nippon Toryo Co. Ltd.	7,700	63,249
Dai-Dan Co. Ltd.	25,800	455,915
Daido Steel Co. Ltd.	15,400	261,286
Daiei Kankyo Co. Ltd.	21,700	505,365
Daifuku Co. Ltd.	26,500	1,161,744
Daihatsu Infinearth Mfg Co. Ltd.	4,400	69,333
Daihen Corp.	4,300	477,557
Daiichi Life Group, Inc.	43,700	478,206
Daiichi Sankyo Co. Ltd.	82,200	1,319,297
Daiki Aluminium Industry Co. Ltd.	40,100	365,902
Daikin Industries Ltd.	8,300	1,260,640
Investments	Shares	Value
Daikyonishikawa Corp.	62,900	$387,404
Daito Trust Construction Co. Ltd.	15,700	299,848
Daiwa House Industry Co. Ltd.	19,200	521,805
Daiwa Securities Group, Inc.	43,200	424,092
Dear Life Co. Ltd.	15,400	96,650
Denso Corp.	117,300	1,353,975
Dentsu Soken, Inc.	52,100	686,332
Dexerials Corp.	39,200	1,026,038
DIC Corp.	7,200	213,176
Digital Arts, Inc.	1,000	22,796
Dip Corp.(a)	10,800	123,865
Disco Corp.	5,400	2,699,917
DMG Mori Co. Ltd.	26,100	558,534
Double Standard, Inc.	15,100	109,911
Doutor Nichires Holdings Co. Ltd.	10,500	175,275
DTS Corp.	47,400	291,647
East Japan Railway Co.	38,200	801,019
Ebara Corp.	28,200	1,085,490
Eisai Co. Ltd.	25,600	648,801
Electric Power Development Co. Ltd.	5,500	123,926
ENEOS Holdings, Inc.	103,500	762,280
Exedy Corp.	3,800	135,610
EXEO Group, Inc.	19,500	331,389
FANUC Corp.	47,600	2,154,118
Fast Retailing Co. Ltd.	7,400	3,770,460
Ferrotec Corp.	7,700	451,506
Food & Life Cos. Ltd.	50,600	1,519,946
France Bed Holdings Co. Ltd.	13,400	101,495
Fuji Corp. Ltd.	8,400	39,332
Fuji Die Co. Ltd.(a)	18,700	111,262
Fuji Electric Co. Ltd.	3,600	299,363
Fuji Kyuko Co. Ltd.(a)	15,200	238,580
Fuji Oil Co. Ltd.	18,500	450,534
Fuji Pharma Co. Ltd.	8,000	98,102
FUJIFILM Holdings Corp.	36,600	784,358
Fujikura Composites, Inc.	11,600	182,003
Fujikura Ltd.	92,500	3,550,315
Fujimi, Inc.	23,800	669,958
Fujitsu Ltd.	38,800	775,164
Fujiya Co. Ltd.	7,300	105,598
Fukui Computer Holdings, Inc.	6,500	122,981
FULLCAST Holdings Co. Ltd.	9,700	90,062
Funai Soken Holdings, Inc.	66,700	437,485
Furukawa Electric Co. Ltd.	15,000	436,548
Furuno Electric Co. Ltd.	7,500	262,575
Fuso Chemical Co. Ltd.	26,300	728,196
Futaba Industrial Co. Ltd.	54,400	314,635
Future Corp.	21,500	202,664
G-7 Holdings, Inc.	17,100	143,934
Gecoss Corp.	40,600	384,204
Giken Ltd.(a)	15,400	166,105

See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Investments	Shares	Value
GLOBERIDE, Inc.	8,000	$114,838
Glory Ltd.	7,500	180,388
Goldwin, Inc.	40,200	537,731
Grandy House Corp.	58,500	181,772
grems, Inc.	8,800	131,086
G-Tekt Corp.	5,300	67,373
Gunma Bank Ltd.	6,300	90,803
Gunze Ltd.	3,400	80,855
Hankyu Hanshin Holdings, Inc.	3,800	99,884
Happinet Corp.	16,200	300,028
Hard Off Corp. Co. Ltd.	12,000	197,213
Harima Chemicals Group, Inc.	53,700	341,314
Harmonic Drive Systems, Inc.	20,100	963,415
Haseko Corp.	13,800	241,442
Hazama Ando Corp.	14,500	160,100
Heiwado Co. Ltd.	6,700	104,215
Hiday Hidaka Corp.	14,800	232,119
Hioki EE Corp.	3,700	277,287
Hirogin Holdings, Inc.	19,600	253,012
Hirose Electric Co. Ltd.	3,600	638,708
Hitachi Construction Machinery Co. Ltd.	13,600	439,652
Hitachi Ltd.	90,300	2,484,118
Hokkaido Electric Power Co., Inc.(a)	11,300	64,466
Hokkaido Gas Co. Ltd.	55,400	257,016
Hokuto Corp.	5,100	57,362
Honda Motor Co. Ltd.	357,500	3,255,499
Hoosiers Holdings Co. Ltd.	14,800	108,547
Horiba Ltd.	3,800	640,874
Hoshizaki Corp.	18,900	615,754
Hoya Corp.	10,600	1,692,478
HU Group Holdings, Inc.	17,000	344,655
Hulic Co. Ltd.	57,200	597,252
Hyakujushi Bank Ltd.	6,000	94,324
Ibiden Co. Ltd.	12,500	1,831,641
Ichibanya Co. Ltd.	73,000	393,466
Ichigo, Inc.	78,000	211,168
Idemitsu Kosan Co. Ltd.	48,000	353,816
IHI Corp.	45,300	755,766
I’ll, Inc.	8,000	108,832
Inaba Denki Sangyo Co. Ltd.	12,600	211,027
Infomart Corp.	83,900	198,232
Innotech Corp.	6,600	161,624
Inpex Corp.	52,800	1,060,711
Insource Co. Ltd.	39,400	148,606
Intelligent Wave, Inc.	19,900	114,239
Internet Initiative Japan, Inc.	45,900	902,891
Ise Chemicals Corp.	13,900	381,015
Isetan Mitsukoshi Holdings Ltd.	10,100	255,910
Ishihara Sangyo Kaisha Ltd.	18,100	316,840
Isuzu Motors Ltd.	37,600	497,516
Ito En Ltd.	13,600	246,143
Investments	Shares	Value
ITOCHU Corp.	270,900	$3,090,285
Itochu Enex Co. Ltd.	4,400	54,010
Itoham Yonekyu Holdings, Inc.	4,760	137,653
Itoki Corp.	14,600	237,427
Iyogin Holdings, Inc.	42,100	815,449
J Front Retailing Co. Ltd.	14,000	311,571
JAC Recruitment Co. Ltd.	55,900	293,731
JALCO Holdings, Inc.	59,700	123,055
Japan Airlines Co. Ltd.	16,100	282,326
Japan Airport Terminal Co. Ltd.	12,300	381,960
Japan Business Systems, Inc.	8,000	70,389
Japan Elevator Service Holdings Co. Ltd.	52,600	562,814
Japan Exchange Group, Inc.	5,200	65,430
Japan Lifeline Co. Ltd.	6,200	49,402
Japan Material Co. Ltd.	29,100	460,157
Japan Property Management Center Co. Ltd.	22,000	173,401
Japan Steel Works Ltd.	19,100	902,204
Japan Tobacco, Inc.	138,300	5,115,887
Japan Wool Textile Co. Ltd.	5,400	56,650
JCU Corp.	8,300	390,678
Jeol Ltd.	11,400	522,566
JINS Holdings, Inc.	7,900	391,294
JMDC, Inc.	10,000	177,019
JSP Corp.	7,500	114,952
JTEKT Corp.	20,900	256,098
JX Advanced Metals Corp.	50,600	1,369,259
Kajima Corp.	13,300	480,527
Kakaku.com, Inc.	51,700	1,078,376
Kakiyasu Honten Co. Ltd.(a)	8,700	134,254
Kamakura Shinsho Ltd.(a)	44,000	128,866
Kamigumi Co. Ltd.	6,500	203,529
Kandenko Co. Ltd.	16,400	678,301
Kaneka Corp.	2,400	84,127
Kanematsu Corp.	20,400	258,758
Kansai Electric Power Co., Inc.	19,215	270,210
Kansai Paint Co. Ltd.	6,400	104,294
Kao Corp.	38,800	769,435
Kasumigaseki Capital Co. Ltd.	7,200	298,588
Katitas Co. Ltd.	23,300	473,813
Kawasaki Heavy Industries Ltd.	59,000	1,060,929
KDDI Corp.	193,700	3,271,537
KeePer Technical Laboratory Co. Ltd.(a)	12,700	212,233
Keihan Holdings Co. Ltd.	2,500	48,946
Keikyu Corp.	28,800	260,932
Keio Corp.	17,500	80,520
Keisei Electric Railway Co. Ltd.	9,800	70,006
Kewpie Corp.	6,400	171,927
Keyence Corp.	4,430	2,209,480
KH Neochem Co. Ltd.	6,100	111,322
Kikkoman Corp.	81,600	837,464
Kirin Holdings Co. Ltd.	22,300	385,628

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Investments	Shares	Value
Ki-Star Real Estate Co. Ltd.	11,800	$268,273
Kobe Bussan Co. Ltd.	33,000	536,345
Kobe Steel Ltd.	12,000	138,256
Koei Tecmo Holdings Co. Ltd.	43,700	407,221
Kokusai Electric Corp.	47,900	3,199,228
Kokuyo Co. Ltd.	27,600	135,262
Komatsu Ltd.	55,200	2,133,619
KOMEDA Holdings Co. Ltd.	14,000	239,212
Konami Group Corp.	7,800	847,790
Koshidaka Holdings Co. Ltd.	42,400	250,448
Kotobuki Spirits Co. Ltd.	49,100	751,945
Kraftia Corp.	4,100	234,761
K’s Holdings Corp.	12,300	144,210
Kura Sushi, Inc.(a)	17,000	168,091
Kuraray Co. Ltd.	10,500	107,762
Kureha Corp.	5,400	128,085
Kurita Water Industries Ltd.	9,300	523,638
Kusuri no Aoki Holdings Co. Ltd.	20,400	452,622
KYB Corp.	7,900	187,627
Kyoei Steel Ltd.	9,900	105,990
Kyokuto Boeki Kaisha Ltd.	14,700	153,399
Kyorin Pharmaceutical Co. Ltd.	6,300	44,810
Kyoritsu Maintenance Co. Ltd.	17,600	328,988
Kyushu Railway Co.	2,600	55,927
LA Holdings Co. Ltd.(a)	13,500	230,835
Lasertec Corp.	10,400	3,180,311
Leopalace21 Corp.	41,700	167,287
Life Corp.	12,400	201,192
LIKE, Inc.	17,200	155,782
Lintec Corp.	4,400	191,946
Lixil Corp.	9,100	101,008
LY Corp.	267,100	712,924
M3, Inc.	80,200	895,635
Macnica Holdings, Inc.	20,900	404,305
Maeda Kosen Co. Ltd.	25,500	276,142
Makita Corp.	3,300	117,584
Marubeni Corp.	59,100	1,705,455
Maruwa Co. Ltd.	3,000	1,306,876
Matching Service Japan Co. Ltd.	19,400	113,159
MatsukiyoCocokara & Co.	34,300	506,823
Max Co. Ltd.	52,000	543,916
Mazda Motor Corp.	16,300	109,168
McDonald’s Holdings Co. Japan Ltd.(a)	14,800	681,151
Mebuki Financial Group, Inc.	58,100	504,767
Medipal Holdings Corp.	8,400	135,516
Meidensha Corp.	7,100	426,808
Meiko Electronics Co. Ltd.	7,600	1,449,623
MEITEC Group Holdings, Inc.	8,800	168,230
Meiwa Corp.	36,700	198,037
Meiwa Estate Co. Ltd.	19,400	94,180
Micronics Japan Co. Ltd.	9,700	993,127
Investments	Shares	Value
Milbon Co. Ltd.	13,300	$217,841
Minebea Mitsumi, Inc.	14,900	436,022
MISUMI Group, Inc.	24,400	599,622
Mitsubishi Corp.	184,100	4,924,059
Mitsubishi Electric Corp.	76,300	2,758,584
Mitsubishi Estate Co. Ltd.	33,300	849,275
Mitsubishi Gas Chemical Co., Inc.	7,900	246,345
Mitsubishi Heavy Industries Ltd.	84,300	1,901,515
Mitsubishi Logistics Corp.	17,100	162,399
Mitsubishi Materials Corp.	10,000	265,498
Mitsubishi Research Institute, Inc.	3,100	84,688
Mitsubishi UFJ Financial Group, Inc.	538,000	10,616,004
Mitsui & Co. Ltd.	122,600	3,392,292
Mitsui Fudosan Co. Ltd.	143,100	1,319,839
Mitsui High-Tec, Inc.	54,100	317,227
Mitsui Kinzoku Co. Ltd.	1,500	392,709
Mitsui-Soko Holdings Co. Ltd.	10,100	210,296
Miura Co. Ltd.	19,800	383,025
Mizuho Financial Group, Inc.	77,950	3,713,686
Mizuho Medy Co. Ltd.	28,600	290,179
Mizuno Corp.	11,100	228,796
Modec, Inc.	1,100	62,843
Monogatari Corp.	13,400	392,044
MonotaRO Co. Ltd.	107,200	1,223,871
Moriroku Co. Ltd.	7,500	108,583
Morito Co. Ltd.	14,000	151,607
MOS Food Services, Inc.	12,100	271,371
MS&AD Insurance Group Holdings, Inc.	20,600	537,419
MTG Co. Ltd.	13,100	601,298
Murata Manufacturing Co. Ltd.	71,500	5,013,029
Musashi Seimitsu Industry Co. Ltd.	20,100	482,944
Nabtesco Corp.	8,900	281,525
Nagase & Co. Ltd.	20,800	149,097
Nakanishi, Inc.	25,700	472,807
NANKAI Co. Ltd.	4,900	85,729
Nareru Group, Inc.	7,600	102,923
NEC Corp.	27,700	668,959
Nexon Co. Ltd.	16,200	213,857
Nextage Co. Ltd.	24,200	606,768
NH Foods Ltd.	3,000	109,885
NHK Spring Co. Ltd.	8,400	200,794
Nichias Corp.	10,800	262,483
Nichicon Corp.	16,600	423,873
Nifco, Inc.	3,000	89,229
Nihon Flush Co. Ltd.	39,700	176,607
Nihon Kohden Corp.	15,900	139,703
Nikkiso Co. Ltd.	18,100	451,038
Nikko Co. Ltd.	55,700	320,440
Nikkon Holdings Co. Ltd.	19,300	700,393
Nikon Corp.	45,800	639,692
Nintendo Co. Ltd.	27,400	1,148,937
See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Investments	Shares	Value
Nippn Corp.	7,000	$120,855
Nippon Aqua Co. Ltd.	45,300	207,094
Nippon Electric Glass Co. Ltd.	4,500	181,274
Nippon Gas Co. Ltd.	27,000	476,788
Nippon Light Metal Holdings Co. Ltd.	7,100	118,868
Nippon Paint Holdings Co. Ltd.	132,000	855,228
Nippon Paper Industries Co. Ltd.	7,000	54,958
Nippon Sanso Holdings Corp.	15,800	582,906
Nippon Shokubai Co. Ltd.	5,600	71,790
Nippon Signal Co. Ltd.	48,900	471,173
Nippon Soda Co. Ltd.	7,000	152,253
Nippon Steel Corp.	377,500	1,245,210
Nippon Thompson Co. Ltd.	26,200	349,011
Nishimatsu Construction Co. Ltd.	3,200	104,511
Nissan Chemical Corp.	13,400	698,589
Nisshin Seifun Group, Inc.	9,600	117,279
Nisso Holdings Co. Ltd.	49,500	176,954
Niterra Co. Ltd.	14,600	961,655
Nitto Boseki Co. Ltd.(a)	41,500	1,101,815
Nitto Denko Corp.	34,600	674,862
Nittoc Construction Co. Ltd.	56,300	381,049
Noevir Holdings Co. Ltd.	6,300	170,171
NOF Corp.	26,800	435,165
Nohmi Bosai Ltd.	10,600	266,753
Nomura Co. Ltd.	43,200	287,867
Nomura Holdings, Inc.	57,100	496,606
Nomura Micro Science Co. Ltd.	11,800	357,213
Nomura Real Estate Holdings, Inc.	63,600	365,262
Nomura Research Institute Ltd.	33,300	940,862
NS Solutions Corp.	19,800	413,970
NS Tool Co. Ltd.	56,200	319,858
NSD Co. Ltd.	51,900	787,162
NSK Ltd.	8,300	58,014
NTN Corp.	81,400	199,136
NTT, Inc.	4,411,600	3,935,899
Obayashi Corp.	35,300	707,412
OBIC Business Consultants Co. Ltd.	18,100	677,337
Obic Co. Ltd.	29,500	693,915
Odakyu Electric Railway Co. Ltd.	11,700	120,006
Ohsho Food Service Corp.	20,800	364,744
Oiles Corp.	8,800	149,658
Oji Holdings Corp.	54,900	268,681
Okamoto Machine Tool Works Ltd.	4,200	144,458
Okamura Corp.	7,900	111,118
Okinawa Cellular Telephone Co.	22,100	499,043
OKUMA Corp.	6,700	190,663
Olympus Corp.	19,800	206,985
Ono Pharmaceutical Co. Ltd.	10,900	160,155
Open House Group Co. Ltd.	6,600	344,244
Open Up Group, Inc.	19,800	233,543
Oracle Corp.	6,700	342,163
Organo Corp.	12,200	1,223,566
Investments	Shares	Value
Oriental Land Co. Ltd.	72,700	$1,113,816
Osaka Gas Co. Ltd.	9,000	302,132
Osaka Soda Co. Ltd.	35,200	408,041
OSG Corp.	19,200	429,069
Otsuka Corp.	18,400	313,997
Otsuka Holdings Co. Ltd.	10,600	704,710
PAL GROUP Holdings Co. Ltd.	64,000	579,652
PALTAC Corp.	1,600	65,368
Pan Pacific International Holdings Corp.	119,300	604,116
Panasonic Holdings Corp.	74,100	2,052,596
Park24 Co. Ltd.	47,000	582,132
PCA Corp.	9,200	72,457
Penta-Ocean Construction Co. Ltd.	56,700	592,555
Persol Holdings Co. Ltd.	182,600	277,959
PHC Holdings Corp.	14,900	94,245
Pigeon Corp.	28,200	359,256
PILLAR Corp.	7,200	477,120
Plus Alpha Consulting Co. Ltd.	19,100	314,132
Pola Orbis Holdings, Inc.	22,100	172,082
Press Kogyo Co. Ltd.	59,500	285,556
Prima Meat Packers Ltd.	8,400	121,975
Quick Co. Ltd.	23,400	103,520
Rakus Co. Ltd.	104,000	604,835
Recruit Holdings Co. Ltd.	18,900	1,317,563
Relo Group, Inc.	16,800	206,324
Resona Holdings, Inc.	36,500	472,967
Resonac Holdings Corp.	6,900	751,454
Resorttrust, Inc.	44,600	477,352
Retail Partners Co. Ltd.	11,000	91,032
Rigaku Holdings Corp.	63,000	969,082
Riken Keiki Co. Ltd.	11,700	265,999
Riken Vitamin Co. Ltd.	9,800	184,513
Rinnai Corp.	4,100	89,782
Rohm Co. Ltd.	46,500	1,540,415
Rohto Pharmaceutical Co. Ltd.	26,700	392,142
Rorze Corp.	48,100	1,432,420
Round One Corp.	79,500	568,399
Royal Holdings Co. Ltd.	37,800	283,980
Ryobi Ltd.	3,900	62,270
Ryohin Keikaku Co. Ltd.	57,600	1,254,246
S Foods, Inc.	5,700	92,659
Sac’s Bar Holdings, Inc.(a)	48,200	222,131
Saibu Gas Holdings Co. Ltd.	12,700	175,663
Saizeriya Co. Ltd.	14,100	470,217
Sakata Seed Corp.	6,700	172,318
San-Ai Obbli Co. Ltd.	14,000	180,034
Sangetsu Corp.	27,000	492,903
Sanki Engineering Co. Ltd.	43,600	794,605
Sankyo Co. Ltd.	36,100	350,505
Sankyu, Inc.	3,000	159,243
Sanoh Industrial Co. Ltd.(a)	53,900	313,069
Sanrio Co. Ltd.	154,300	1,044,332

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Investments	Shares	Value
Sanshin Electronics Co. Ltd.	9,200	$154,706
Santen Pharmaceutical Co. Ltd.	14,200	186,363
Sanwa Holdings Corp.	23,600	550,195
Sapporo Breweries Ltd.	28,100	350,980
Sato Shoji Corp.	16,300	282,122
SCREEN Holdings Co. Ltd.	16,700	1,829,525
Scroll Corp.	16,000	160,271
Sega Sammy Holdings, Inc.	24,100	327,339
Seibu Giken Co. Ltd.	11,000	153,029
Seibu Holdings, Inc.	5,500	107,377
Seiko Group Corp.	14,000	694,293
Sekisui Chemical Co. Ltd.	13,200	210,477
Senshu Ikeda Holdings, Inc.	57,700	347,212
Seria Co. Ltd.	3,900	87,227
Seven Bank Ltd.	400	693
Shibaura Mechatronics Corp.	13,000	369,543
Shimadzu Corp.	12,600	319,099
Shimizu Corp.	23,500	368,640
Shin Nippon Air Technologies Co. Ltd.	12,200	281,495
Shin Nippon Biomedical Laboratories Ltd.	15,200	107,833
Shin-Etsu Chemical Co. Ltd.	71,600	3,087,358
Shin-Etsu Polymer Co. Ltd.	11,400	168,413
Shinnihonseiyaku Co. Ltd.	10,100	121,057
Shionogi & Co. Ltd.	36,700	629,788
Ship Healthcare Holdings, Inc.	5,600	74,632
SHO-BOND Holdings Co. Ltd.	41,100	315,852
Shoei Co. Ltd.	14,100	153,818
Siix Corp.	44,500	357,040
Simplex Holdings, Inc.	84,500	487,165
Sinfonia Technology Co. Ltd.	6,700	656,705
Sinko Industries Ltd.	36,700	282,942
SKY Perfect JSAT Corp.	11,800	194,361
Skylark Holdings Co. Ltd.	27,500	474,281
SMS Co. Ltd.	22,900	314,774
Socionext, Inc.	51,900	814,784
Soda Nikka Co. Ltd.	45,800	316,183
SoftBank Corp.	3,012,700	3,857,517
Softcreate Holdings Corp.	7,800	83,171
Sojitz Corp.	11,680	371,618
Sompo Holdings, Inc.	8,000	307,054
Sony Group Corp.	60,500	1,220,981
Sotetsu Holdings, Inc.	4,900	74,921
Square Enix Holdings Co. Ltd.	27,700	410,749
Starts Corp., Inc.	4,300	119,985
Studio Alice Co. Ltd.(a)	9,600	109,630
Subaru Corp.	27,500	404,399
Sugi Holdings Co. Ltd.	18,500	358,560
SUMCO Corp.	21,300	528,028
Sumida Corp.	18,500	155,831
Sumitomo Bakelite Co. Ltd.	11,900	545,778
Investments	Shares	Value
Sumitomo Corp.	308,000	$2,935,499
Sumitomo Electric Industries Ltd.	173,600	3,126,456
Sumitomo Forestry Co. Ltd.	34,100	283,354
Sumitomo Heavy Industries Ltd.	5,500	171,168
Sumitomo Mitsui Financial Group, Inc.	145,700	5,689,046
Sumitomo Realty & Development Co. Ltd.	16,000	368,288
Sumitomo Rubber Industries Ltd.	19,400	248,640
Sumitomo Seika Chemicals Co. Ltd.	15,500	121,311
Sundrug Co. Ltd.	4,300	100,671
Sun-Wa Technos Corp.	9,400	210,817
Suzuki Motor Corp.	80,900	973,388
SWCC Corp.	9,600	795,644
System Research Co. Ltd.	8,200	87,638
Systena Corp.	175,600	427,858
T&D Holdings, Inc.	9,100	269,151
Tachi-S Co. Ltd.	7,600	99,276
Taiheiyo Cement Corp.	4,100	100,176
Taikisha Ltd.	18,400	562,104
Taisei Corp.	11,100	973,235
Taiyo Yuden Co. Ltd.	19,400	2,405,230
Takachiho Koheki Co. Ltd.(a)	12,800	169,564
Takara Holdings, Inc.	15,900	219,191
Takara Standard Co. Ltd.	7,500	143,055
Takasago International Corp.	19,600	134,948
Takasago Thermal Engineering Co. Ltd.	24,100	753,584
Takashimaya Co. Ltd.	12,100	186,386
Takeda Pharmaceutical Co. Ltd.	116,400	3,691,998
Takeuchi Manufacturing Co. Ltd.	6,700	291,457
Tamron Co. Ltd.	41,100	292,081
TASUKI Holdings, Inc.	41,200	303,946
TDK Corp.	59,300	1,302,575
TechMatrix Corp.	22,600	237,924
Techno Ryowa Ltd.	2,800	98,545
Teijin Ltd.	10,400	104,048
Terumo Corp.	66,100	908,583
THK Co. Ltd.	30,400	1,369,567
TISI, Inc.	17,900	348,804
TKC Corp.	13,700	287,866
Toa Corp.	14,300	182,220
Tocalo Co. Ltd.	18,800	375,364
Toda Corp.	18,500	185,370
Toei Animation Co. Ltd.	60,800	910,550
Toho Co. Ltd.	59,400	475,310
Toho Gas Co. Ltd.	8,800	65,787
Tokai Rika Co. Ltd.	4,100	74,621
Tokio Marine Holdings, Inc.	105,600	4,679,472
Tokushu Tokai Paper Co. Ltd.	16,800	193,093
Tokuyama Corp.	8,400	252,685
Tokyo Electron Device Ltd.	13,900	331,838
Tokyo Electron Ltd.	19,200	9,114,167

See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Investments	Shares	Value
Tokyo Gas Co. Ltd.	5,700	$214,673
Tokyo Ohka Kogyo Co. Ltd.	27,300	1,901,467
Tokyo Seimitsu Co. Ltd.	8,500	1,052,792
Tokyo Tatemono Co. Ltd.	5,000	101,400
Tokyu Construction Co. Ltd.	49,600	357,675
Tokyu Fudosan Holdings Corp.	55,900	445,927
Tomoku Co. Ltd.	6,200	147,633
Tomy Co. Ltd.	19,000	372,460
Topre Corp.	9,100	147,985
Topy Industries Ltd.	7,800	130,060
Toray Industries, Inc.	17,600	122,098
Toridoll Holdings Corp.(a)	21,300	503,913
Tosei Corp.	42,800	446,105
Tosoh Corp.	6,600	118,863
Totech Corp.	6,200	157,933
Towa Corp.	22,400	460,335
Toyo Seikan Group Holdings Ltd.	9,000	226,101
Toyo Suisan Kaisha Ltd.	8,500	543,132
Toyo Tanso Co. Ltd.	6,800	307,940
Toyo Tire Corp.	9,100	208,736
Toyobo Co. Ltd.	44,900	441,195
Toyoda Gosei Co. Ltd.	6,200	195,051
Toyota Boshoku Corp.	5,400	70,638
Toyota Motor Corp.	844,070	14,152,227
Toyota Tsusho Corp.	59,100	2,173,818
Transcosmos, Inc.	5,500	121,658
Treasure Factory Co. Ltd.	6,400	88,562
Trend Micro, Inc.	20,400	750,856
Tri Chemical Laboratories, Inc.	12,900	276,613
Trial Holdings, Inc.(a)	36,700	675,628
Tsubakimoto Chain Co.	17,500	275,004
Tsumura & Co.	5,900	135,008
Tsuruha Holdings, Inc.	17,015	215,455
Tsurumi Manufacturing Co. Ltd.	21,400	304,821
UBE Corp.	3,800	74,352
Uchida Yoko Co. Ltd.	11,000	134,484
Ulvac, Inc.	3,600	229,146
Umios Corp.	15,600	125,549
U-Next Holdings Co. Ltd.	50,300	510,041
Union Tool Co.	6,100	845,236
United Super Markets Holdings, Inc.	76	374
USS Co. Ltd.	82,700	968,077
UT Group Co. Ltd.	254,900	271,329
Valor Holdings Co. Ltd.	4,400	105,448
Valqua Ltd.	5,300	234,142
ValueCommerce Co. Ltd.(a)	20,000	55,991
Vector, Inc.	17,300	186,173
Vision, Inc.	14,000	83,470
Warabeya Nichiyo Holdings Co. Ltd.	9,100	147,481
Waseda Academy Co. Ltd.(a)	7,800	111,439
WDB Holdings Co. Ltd.	8,400	89,879
Investments	Shares	Value
West Japan Railway Co.	6,900	$115,690
Will Group, Inc.	40,200	256,498
WingArc1st, Inc.	35,000	504,784
Workman Co. Ltd.	17,600	738,545
World Holdings Co. Ltd.	9,100	137,403
YAC Holdings Co. Ltd.	41,800	358,010
YAMABIKO Corp.	7,800	181,172
Yamada Consulting Group Co. Ltd.	12,200	124,308
Yamada Holdings Co. Ltd.	13,500	54,631
Yamanashi Chuo Bank Ltd.	3,400	129,285
Yamazaki Baking Co. Ltd.	4,900	96,689
Yokogawa Electric Corp.	26,000	901,461
Yokohama Financial Group, Inc.	14,100	150,305
Yokohama Rubber Co. Ltd.	9,200	410,002
Yokorei Co. Ltd.	26,000	333,389
Yonex Co. Ltd.	9,700	137,928
Yoshinoya Holdings Co. Ltd.(a)	18,600	358,438
Yushin Co.	83,000	351,355
Zenrin Co. Ltd.	15,300	81,525
Zensho Holdings Co. Ltd.	17,200	853,518
Zeon Corp.	5,900	85,491
Zojirushi Corp.	10,600	87,004
ZOZO, Inc.	154,100	1,089,438
Total Japan		363,842,957
Luxembourg – 0.1%
CVC Capital Partners PLC(a)(b)	36,455	529,740
Eurofins Scientific SE	5,958	467,016
Total Luxembourg		996,756
Macau – 0.2%
Galaxy Entertainment Group Ltd.	246,000	922,886
Sands China Ltd.	578,400	962,519
Wynn Macau Ltd.	965,600	621,812
Total Macau		2,507,217
Mexico – 0.1%
Fresnillo PLC	28,736	1,045,413
Netherlands – 2.8%
Acomo NV	14,766	380,688
Akzo Nobel NV	7,824	530,807
Arcadis NV	6,845	263,106
ASM International NV	1,913	2,188,227
ASML Holding NV	8,167	16,073,283
BE Semiconductor Industries NV	6,963	2,285,545
CTP NV(b)	33,318	607,956
Euronext NV(b)	1,770	283,310
Heineken Holding NV	13,715	1,046,664
Heineken NV	22,396	1,884,554
ING Groep NV	213,807	6,763,809
Koninklijke Ahold Delhaize NV	35,438	1,426,983
Koninklijke BAM Groep NV	14,435	202,498
Koninklijke Heijmans NV	1,921	250,376

See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Investments	Shares	Value
Koninklijke KPN NV	386,623	$1,907,785
Koninklijke Philips NV	54,848	1,489,935
Koninklijke Vopak NV	4,479	233,715
SBM Offshore NV	3,593	124,633
Universal Music Group NV	87,829	1,840,605
Wereldhave NV	13,602	309,468
Wolters Kluwer NV	7,310	471,699
Total Netherlands		40,565,646
Nigeria – 0.1%
Airtel Africa PLC(b)	171,993	747,837
Norway – 2.1%
AF Gruppen ASA	10,019	195,814
Aker ASA, Class A	10,480	1,215,809
Borregaard ASA	12,855	193,562
Bouvet ASA	35,341	153,393
DNB Bank ASA	159,514	4,750,521
Elopak ASA	68,948	244,912
Equinor ASA	298,908	9,469,724
Europris ASA(b)	30,352	270,838
Frontline PLC	30,961	1,074,429
Gjensidige Forsikring ASA	5,192	140,510
Kitron ASA	51,560	555,955
Kongsberg Gruppen ASA	67,653	2,039,401
Leroy Seafood Group ASA	59,528	230,400
Mowi ASA	45,368	838,085
NORBIT ASA	22,957	392,534
Norconsult Norge AS	101,229	368,273
Orkla ASA	59,325	624,695
Pexip Holding ASA^	26,118	207,455
Protector Forsikring ASA	4,929	237,696
Salmar ASA	18,385	860,586
SpareBank 1 SMN	16,983	322,652
SpareBank 1 Sor-Norge ASA	11,189	218,680
Sparebanken Norge	16,311	306,325
Stolt-Nielsen Ltd.	4,335	127,700
Storebrand ASA	536	10,064
Telenor ASA	176,738	2,532,611
TOMRA Systems ASA	73,647	707,779
Veidekke ASA	24,918	477,434
Vend Marketplaces ASA	11,865	285,369
Wallenius Wilhelmsen ASA	76,123	1,010,050
Total Norway		30,063,256
Peru – 0.0%
Hochschild Mining PLC	80,154	492,134
Portugal – 0.2%
CTT-Correios de Portugal SA	14,820	98,019
EDP SA	240,362	1,258,886
Galp Energia SGPS SA	26,052	555,346
Jeronimo Martins SGPS SA	28,969	555,095
Investments	Shares	Value
REN – Redes Energeticas Nacionais SGPS SA	71,778	$309,791
Semapa-Sociedade de Investimento & Gestao	6,396	148,445
Sonae SGPS SA	120,000	276,450
Total Portugal		3,202,032
Singapore – 2.0%
Aztech Global Ltd.	266,800	180,486
China Aviation Oil Singapore Corp. Ltd.	317,500	449,206
City Developments Ltd.	43,000	258,309
ComfortDelGro Corp. Ltd.	124,100	128,566
DBS Group Holdings Ltd.	169,969	8,594,049
Delfi Ltd.	303,800	211,388
Food Empire Holdings Ltd.	120,840	221,416
Hafnia Ltd.	67,275	439,866
Keppel Infrastructure Trust	1,047,135	433,119
Keppel Ltd.	114,800	970,978
Netlink NBN Trust	620,200	467,505
Oversea-Chinese Banking Corp. Ltd.	212,001	4,063,168
Propnex Ltd.(a)	82,700	118,924
SATS Ltd.	144,000	504,326
Sembcorp Industries Ltd.	55,000	270,014
Sheng Siong Group Ltd.	190,300	475,217
SIA Engineering Co. Ltd.	147,100	393,495
Singapore Airlines Ltd.	215,100	1,277,180
Singapore Exchange Ltd.	6,200	115,425
Singapore Technologies Engineering Ltd.	230,293	1,849,893
Singapore Telecommunications Ltd.	1,221,800	4,165,710
Tuan Sing Holdings Ltd.	559,608	134,121
UMS Integration Ltd.	230,600	472,450
United Overseas Bank Ltd.	73,528	2,260,214
UOL Group Ltd.	40,400	297,350
Total Singapore		28,752,375
South Africa – 0.1%
Anglo American PLC	12,844	630,235
Pan African Resources PLC	207,579	263,111
Total South Africa		893,346
Spain – 6.2%
Acciona SA	3,118	988,165
ACS Actividades de Construccion y Servicios SA	16,717	2,459,785
Aena SME SA(b)	163,741	4,990,888
Almirall SA	44,171	568,638
Amadeus IT Group SA	20,454	1,194,509
Banco Bilbao Vizcaya Argentaria SA	540,070	13,503,896
Banco de Sabadell SA	285,406	1,011,218
Banco Santander SA	712,390	9,842,123
Bankinter SA	24,262	406,095
CaixaBank SA	706,634	10,005,776
Cellnex Telecom SA^(b)	22,187	663,331
CIE Automotive SA	4,953	150,913
Colonial SFL Socimi SA^	35,242	228,457
See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Investments	Shares	Value
Corp. ACCIONA Energias Renovables SA	9,768	$258,422
EDP Renewables SA	32,232	522,176
Elecnor SA	17,087	776,539
Endesa SA	103,407	4,714,822
Faes Farma SA	59,588	312,703
Fluidra SA	21,399	484,416
Fomento de Construcciones y Contratas SA^	37,472	542,376
Gestamp Automocion SA(b)	17,157	56,003
Grifols SA	10,389	106,425
Iberdrola SA	398,250	9,944,173
Indra Sistemas SA	11,858	649,664
Industria de Diseno Textil SA	185,430	11,685,558
Laboratorios Farmaceuticos Rovi SA	9,280	613,778
Logista Integral SA	9,799	377,996
Mapfre SA	54,984	272,198
Merlin Properties Socimi SA	40,795	715,472
Metrovacesa SA^(b)	23,636	305,360
Naturgy Energy Group SA	156,999	4,928,987
Pharma Mar SA^	5,228	450,978
Prosegur Cash SA(a)(b)	194,431	140,711
Prosegur Cia de Seguridad SA	51,474	159,190
Puig Brands SA, Class B	15,736	290,194
Repsol SA	96,655	2,432,230
Sacyr SA	96,681	516,863
Telefonica SA	560,488	2,253,074
Unicaja Banco SA(b)	54,651	194,820
Vidrala SA	12	1,151
Total Spain		89,720,073
Sweden – 3.8%
AAK AB(a)	10,458	247,452
AddLife AB, Class B	28,801	486,259
Addnode Group AB	48,869	207,026
AddTech AB, Class B	29,191	1,029,722
Alfa Laval AB	16,685	994,740
Alimak Group AB(b)	25,359	311,284
AQ Group AB	22,771	517,151
Assa Abloy AB, Class B	36,620	1,295,567
Atea ASA^	16,633	290,454
Atlas Copco AB, Class A	117,309	2,377,537
Atlas Copco AB, Class B	76,438	1,356,086
Avanza Bank Holding AB	1,794	71,922
Axfood AB	18,151	482,744
Bahnhof AB, Class B^	28,553	153,413
Beijer Alma AB	9,321	286,040
Beijer Ref AB	50,796	745,290
Betsson AB, Class B	27,850	243,734
BioGaia AB, Class B	34,931	421,923
Bufab AB	42,096	551,528
Catena AB	10,531	452,876
Clas Ohlson AB, Class B	11,710	517,855
Cloetta AB, Class B	51,563	262,020
Investments	Shares	Value
Coor Service Management Holding AB(b)	41,094	$214,638
Elekta AB, Class B	8,507	43,440
Engcon AB(a)	34,136	216,213
Epiroc AB, Class B	31,635	734,805
Epiroc AB, Class A	50,077	1,375,828
EQT AB(a)	24,485	693,200
Essity AB, Class B	17,916	507,779
FastPartner AB, Class A	29,681	116,692
Getinge AB, Class B	6,652	136,158
Granges AB	6,663	118,139
H & M Hennes & Mauritz AB, Class B(a)	137,772	2,373,035
Heba Fastighets AB, Class B	56,570	141,160
Hemnet Group AB	37,192	282,836
Hexagon AB, Class B	75,971	628,922
Hufvudstaden AB, Class A	33,127	409,375
Indutrade AB	27,426	567,895
Intea Fastigheter AB^	52,820	402,229
INVISIO AB(a)	12,898	273,202
Lagercrantz Group AB, Class B	8,831	232,497
Lifco AB, Class B	21,417	702,382
Lindab International AB	15,831	213,138
Logistea AB, Class B	136,954	188,489
Loomis AB	3,791	186,139
Medicover AB, Class B	18,531	440,387
MIPS AB	8,598	229,383
Munters Group AB(b)	51,368	915,035
Mycronic AB	34,216	1,135,566
NCC AB, Class B	6,123	120,649
New Wave Group AB, Class B	28,389	267,371
Nolato AB, Class B	30,551	153,573
Nordnet AB publ	5,486	208,825
NP3 Fastigheter AB	8,577	236,178
Paradox Interactive AB	36,418	497,080
Peab AB, Class B	20,895	196,684
Platzer Fastigheter Holding AB, Class B	19,757	139,836
RaySearch Laboratories AB	10,785	245,161
Rusta AB	37,646	312,350
Saab AB, Class B	22,139	1,150,167
Sagax AB, Class B	32,325	515,028
Sandvik AB	70,994	2,933,464
Sectra AB, Class B	38,470	1,092,312
Securitas AB, Class B	13,012	214,040
Skandinaviska Enskilda Banken AB, Class A	73,536	1,465,682
Skandinaviska Enskilda Banken AB, Class C	7,387	149,142
Skanska AB, Class B	10,620	284,425
SKF AB, Class B	13,060	335,739
SkiStar AB	19,771	325,017
SSAB AB, Class A	26,601	246,986
Sweco AB, Class B	22,253	292,241
Swedbank AB, Class A	82,578	3,088,735
Synsam AB	31,207	174,122

See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Investments	Shares	Value
Systemair AB	21,055	$178,610
Tele2 AB, Class B	70,406	1,226,884
Telefonaktiebolaget LM Ericsson, Class B	128,168	1,432,233
Telia Co. AB	250,168	1,220,319
Thule Group AB(b)	25,252	537,490
Trelleborg AB, Class B	9,292	387,497
Troax Group AB(a)	15,950	169,419
Truecaller AB, Class B(a)	142,822	207,928
Volvo AB, Class B	176,147	5,997,059
Volvo AB, Class A	55,393	1,889,903
Wallenstam AB, Class B(a)	33,048	134,403
Wihlborgs Fastigheter AB	22,395	174,011
Zinzino AB, Class B(a)	9,114	125,906
Total Sweden		55,107,654
Switzerland – 5.3%
ABB Ltd., Registered Shares	73,546	7,985,072
Accelleron Industries AG	14,845	1,527,472
Allreal Holding AG, Registered Shares	692	181,868
Avolta AG^	11,294	756,060
Bachem Holding AG(a)	14,904	1,397,741
Banque Cantonale Vaudoise, Registered Shares	1,086	159,403
Belimo Holding AG, Registered Shares	1,313	1,481,225
BKW AG	1,924	325,099
Cembra Money Bank AG	1,842	216,021
Cie Financiere Richemont SA, Class A, Registered Shares	19,343	4,473,361
Clariant AG, Registered Shares^	3,107	27,155
Comet Holding AG, Registered Shares	1,925	976,043
EFG International AG^	14,443	290,418
Flughafen Zurich AG, Registered Shares	1,947	603,422
Galderma Group AG^	6,376	1,453,600
Galenica AG(b)	1,542	161,149
Geberit AG, Registered Shares	1,896	1,268,779
Georg Fischer AG, Registered Shares	6,205	322,308
Givaudan SA, Registered Shares	333	1,411,839
Helvetia Baloise Holding AG, Registered Shares	2,395	619,348
Huber & Suhner AG, Registered Shares	3,065	847,325
Inficon Holding AG, Registered Shares	6,114	1,380,984
International Workplace Group PLC	53,157	130,522
Kuehne & Nagel International AG, Registered Shares	8,670	2,106,101
Landis & Gyr Group AG^	2,390	128,292
Logitech International SA, Registered Shares	9,225	866,177
Nestle SA, Registered Shares	165,949	17,091,729
Partners Group Holding AG	1,133	930,109
PSP Swiss Property AG, Registered Shares	1,268	226,516
Sandoz Group AG	19,149	1,735,790
Schindler Holding AG, Participation Certificate	2,657	882,757
Schindler Holding AG, Registered Shares	4,406	1,403,759
SFS Group AG	1,330	219,619
SGS SA, Registered Shares	14,202	1,650,048
Sika AG, Registered Shares	5,831	1,205,379
Investments	Shares	Value
Sonova Holding AG, Registered Shares	2,976	$708,721
Straumann Holding AG, Registered Shares	9,748	1,285,796
Sulzer AG, Registered Shares	1,840	306,115
Sunrise Communications AG, Class A^	10,653	530,900
Swiss Life Holding AG, Registered Shares	482	531,565
Swiss Prime Site AG, Registered Shares	4,287	700,992
Swisscom AG, Registered Shares	2,897	2,239,236
Temenos AG, Registered Shares	3,050	249,929
UBS Group AG, Registered Shares	88,733	4,406,674
VAT Group AG(b)	2,794	2,446,070
Vontobel Holding AG, Registered Shares	1,601	145,681
Zurich Insurance Group AG	9,220	6,841,991
Total Switzerland		76,836,160
United Kingdom – 10.2%
Admiral Group PLC	27,397	1,294,510
Advanced Medical Solutions Group PLC(a)	64,968	241,440
Alfa Financial Software Holdings PLC(b)	62,800	128,861
Associated British Foods PLC	18,067	476,231
AstraZeneca PLC	49,282	9,222,739
Autotrader Group PLC(b)	97,691	647,135
Aviva PLC	88,852	766,773
Avon Technologies PLC	13,738	312,891
Babcock International Group PLC	16,767	211,813
BAE Systems PLC	146,667	3,589,598
Balfour Beatty PLC	25,445	292,971
Baltic Classifieds Group PLC	183,164	457,279
Barclays PLC	304,141	2,044,997
Beazley PLC	7,617	130,111
Big Yellow Group PLC	20,295	243,102
Bodycote PLC	21,680	191,064
Bridgepoint Group PLC(a)(b)	30,614	106,619
British American Tobacco PLC	219,745	13,640,769
BT Group PLC	473,649	1,195,064
Bytes Technology Group PLC	78,814	395,410
Centrica PLC	84,836	192,375
Cerillion PLC	9,343	135,165
Chemring Group PLC	67,432	458,235
CK Hutchison Holdings Ltd.	226,000	1,909,258
CMC Markets PLC(b)	35	213
Coats Group PLC	180,637	186,885
Coca-Cola Europacific Partners PLC	20,645	2,074,260
Cohort PLC(a)	12,941	211,264
Compass Group PLC	60,543	1,955,539
Computacenter PLC	4,352	246,874
Convatec Group PLC(b)	201,972	576,344
Craneware PLC	8,486	151,826
Cranswick PLC	4,967	362,585
Diploma PLC	14,911	1,411,071
Domino’s Pizza Group PLC(a)	37,342	89,757
Dr. Martens PLC	8,451	7,751
Drax Group PLC	26,242	264,357

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Investments	Shares	Value
Dunelm Group PLC	15,016	$156,749
Entain PLC	31,525	233,894
Fevertree Drinks PLC	37,097	400,050
Fintel PLC(a)	48,953	117,601
Firstgroup PLC	40,307	100,468
Games Workshop Group PLC	5,990	1,717,248
Genus PLC	10,834	308,870
Greggs PLC(a)	11,851	251,668
GSK PLC	221,940	5,835,426
Halma PLC	24,616	1,285,299
Hammerson PLC	107,266	526,480
Hill & Smith PLC	6,372	232,151
Howden Joinery Group PLC	33,314	370,309
HSBC Holdings PLC	1,269,772	24,113,328
Hunting PLC	30,507	179,372
IMI PLC	17,911	704,613
Imperial Brands PLC	112,970	4,181,808
Informa PLC	61,116	733,452
International Consolidated Airlines Group SA	236,473	1,498,675
Intertek Group PLC	9,929	764,998
Investec PLC	12,582	100,280
ITV PLC	182,498	195,230
J Sainsbury PLC	71,498	303,476
James Halstead PLC	121,693	205,127
JD Sports Fashion PLC	115,464	129,833
Johnson Matthey PLC	4,509	113,228
Kainos Group PLC	42,706	434,747
Lloyds Banking Group PLC	2,593,650	3,824,529
London Stock Exchange Group PLC	5,340	578,483
LondonMetric Property PLC	397,351	993,064
Marks & Spencer Group PLC	34,050	168,117
Me Group International PLC	57,308	76,366
Melrose Industries PLC	73,762	464,930
Midwich Group PLC	59,426	105,532
Mitie Group PLC	161,427	320,095
MONY Group PLC	53,838	132,337
Moonpig Group PLC	88,647	281,670
Morgan Sindall Group PLC	2,304	150,330
National Grid PLC	333,591	5,525,625
NatWest Group PLC	689,329	6,102,459
Next PLC	5,072	979,142
Oxford Instruments PLC	15,541	628,704
Paratus Energy Services Ltd.	55,989	261,401
Pearson PLC	18,555	294,540
Pennon Group PLC	89,542	553,578
Polar Capital Holdings PLC	46	544
PPHE Hotel Group Ltd.	11,329	258,626
Property Franchise Group PLC	15,957	101,023
QinetiQ Group PLC	69,003	386,852
Reckitt Benckiser Group PLC	34,414	2,243,146
RELX PLC	67,108	2,107,374
Renishaw PLC	8,067	548,194
Investments	Shares	Value
Rentokil Initial PLC	124,745	$706,312
Rightmove PLC	128,977	750,131
Rolls-Royce Holdings PLC	239,864	4,599,019
Rotork PLC	90,415	354,490
Safestore Holdings PLC	11,665	94,907
Sage Group PLC	63,821	691,204
Savills PLC	8,896	100,834
Schroders PLC	10,785	84,097
Serco Group PLC	59,000	171,494
Severn Trent PLC	31,874	1,250,528
Smith & Nephew PLC	43,810	634,091
Smiths Group PLC	22,791	774,383
Softcat PLC	28,155	683,847
Spirax Group PLC	5,801	526,252
Spire Healthcare Group PLC(b)	68,602	195,762
SSE PLC	64,788	2,094,712
Standard Chartered PLC	32,041	867,964
Subsea 7 SA	42,451	1,449,996
Telecom Plus PLC	1,050	10,355
Tesco PLC	259,479	1,579,732
Travis Perkins PLC	4,328	31,737
Unilever PLC	121,939	7,327,462
United Utilities Group PLC	44,123	766,579
Vodafone Group PLC	1,235,602	1,633,392
Volex PLC	49,663	371,102
Volution Group PLC	71,774	582,051
Weir Group PLC	21,901	698,797
Whitbread PLC	10,515	333,689
Wilmington PLC(a)	35,802	133,051
Workspace Group PLC	20,430	93,929
Young & Co.’s Brewery PLC, Class A	11,900	132,830
Total United Kingdom		147,828,906
United States – 5.8%
Acerinox SA	25,074	439,467
Aegon Ltd.	19,874	169,006
Alcon, Inc.	6,438	435,771
BP PLC	1,382,714	8,572,247
Buzzi SpA	3,743	191,673
Experian PLC	30,882	1,042,328
Ferrovial NV	34,078	2,336,904
Haleon PLC	261,395	1,206,297
Holcim AG, Registered Shares^	29,144	2,633,130
InterContinental Hotels Group PLC	10,517	1,811,553
Novartis AG, Registered Shares	110,322	17,311,794
QIAGEN NV	6,857	265,763
Roche Holding AG, Bearer Shares	4,862	2,044,493
Roche Holding AG	37,014	15,270,885
Sanofi SA	92,331	7,925,598
Schneider Electric SE	16,517	5,389,461
Shell PLC	357,580	13,919,953
Signify NV(a)(b)	7,380	140,823

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Investments	Shares	Value
Swiss Re AG	9,521	$1,516,703
Tenaris SA	51,151	1,415,824
Total United States		84,039,673
TOTAL COMMON STOCKS (Cost: $1,156,679,517)		1,433,379,829
RIGHTS – 0.0%
Australia – 0.0%
Centuria Capital Group*^	8,027	0	†
Spain – 0.0%
ACS Actividades de Construccion y Servicios SA^	16,717	35,110
TOTAL RIGHTS (Cost: $35,632)		35,110
MUTUAL FUND – 0.1%
United States – 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c) (Cost: $1,247,385)	1,247,385	1,247,385
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%
United States – 1.1%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	7,887,160	7,887,160
WisdomTree Treasury Money Market Digital Fund, 3.45%(c)(d)	7,300,000	7,300,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $15,187,160)		15,187,160
TOTAL INVESTMENTS IN SECURITIES – 100.3% (Cost: $1,173,149,694)		1,449,849,484
Other Liabilities less Assets – (0.3)%		(4,538,986)
NET ASSETS – 100.0%		$1,445,310,498

†     Amount is less than $1.

^     Non-income producing security.

*     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $119,667, which represents 0.0% of net assets.

(a)   Security, or portion thereof, was on loan at June 30, 2026 (See Note 2). At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $25,360,762 and the total market value of the collateral held by the Fund was $26,856,267. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,669,107.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of June 30, 2026.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar
OTHER ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$77,800,000	$70,500,000	$—	$—	$7,300,000	$96,027

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	8/5/2026	124,077,786	USD	93,488,457	GBP	$—	$(1,940)
Deutsche Bank AG	7/3/2026	4,321,836	AUD	2,994,099	USD	19	—
Deutsche Bank AG	7/3/2026	3,082,623	CHF	3,821,901	USD	28	—
Deutsche Bank AG	7/3/2026	3,175,674	DKK	485,746	USD	5	—
Deutsche Bank AG	7/3/2026	14,119,589	EUR	16,143,420	USD	159	—
Deutsche Bank AG	7/3/2026	6,125,825	ILS	2,056,115	USD	—	(36)
Deutsche Bank AG	7/3/2026	3,937,399,415	JPY	24,228,089	USD	226	—
Deutsche Bank AG	7/3/2026	12,080,330	NOK	1,220,762	USD	11	—
Deutsche Bank AG	7/3/2026	55,469,181	SEK	5,731,645	USD	48	—
Deutsche Bank AG	7/3/2026	3,786,465	SGD	2,927,589	USD	26	—
Deutsche Bank AG	7/3/2026	2,964,359	USD	4,122,525	AUD	108,321	—
Deutsche Bank AG	7/3/2026	72,537	USD	103,878	AUD	571	—
Deutsche Bank AG	7/3/2026	3,783,939	USD	2,946,768	CHF	130,447	—
Deutsche Bank AG	7/3/2026	92,592	USD	73,969	CHF	883	—
Deutsche Bank AG	7/3/2026	480,922	USD	3,074,874	DKK	10,589	—
Deutsche Bank AG	7/3/2026	11,768	USD	76,297	DKK	98	—
Deutsche Bank AG	7/3/2026	15,983,070	USD	13,677,882	EUR	344,515	—
Deutsche Bank AG	7/3/2026	391,103	USD	339,312	EUR	3,152	—
Deutsche Bank AG	7/3/2026	2,035,692	USD	5,706,203	ILS	120,455	—
Deutsche Bank AG	7/3/2026	49,813	USD	147,605	ILS	271	—
Deutsche Bank AG	7/3/2026	23,987,436	USD	3,808,761,261	JPY	550,681	—
Deutsche Bank AG	7/3/2026	586,968	USD	94,079,075	JPY	8,064	—
Deutsche Bank AG	7/3/2026	1,208,636	USD	11,167,595	NOK	80,099	—
Deutsche Bank AG	7/3/2026	29,575	USD	281,948	NOK	1,083	—
Deutsche Bank AG	7/3/2026	5,674,714	USD	52,312,131	SEK	269,242	—
Deutsche Bank AG	7/3/2026	138,859	USD	1,325,327	SEK	1,911	—
Deutsche Bank AG	7/3/2026	2,898,510	USD	3,688,360	SGD	46,748	—
Deutsche Bank AG	7/3/2026	70,926	USD	91,313	SGD	325	—
Deutsche Bank AG	8/5/2026	15,010,462	USD	21,679,577	AUD	—	(99)
Deutsche Bank AG	8/5/2026	19,466,638	USD	15,644,792	CHF	—	(302)
Deutsche Bank AG	8/5/2026	2,525,866	USD	16,485,037	DKK	—	(67)
Deutsche Bank AG	8/5/2026	81,112,333	USD	70,848,695	EUR	—	(940)
Deutsche Bank AG	8/5/2026	1,719,331	USD	5,118,311	ILS	—	(3)
Deutsche Bank AG	8/5/2026	73,441,711	USD	11,904,337,687	JPY	—	(946)
Deutsche Bank AG	8/5/2026	5,466,627	USD	54,120,203	NOK	—	(47)
Deutsche Bank AG	8/5/2026	10,904,614	USD	105,344,100	SEK	—	(204)
Deutsche Bank AG	8/5/2026	3,012,382	USD	3,887,398	SGD	—	(206)
Goldman Sachs	7/3/2026	4,321,832	AUD	2,994,096	USD	19	—
Goldman Sachs	7/3/2026	3,082,642	CHF	3,821,901	USD	52	—
Goldman Sachs	7/3/2026	3,175,693	DKK	485,746	USD	8	—
Goldman Sachs	7/3/2026	14,119,598	EUR	16,143,417	USD	173	—
Goldman Sachs	7/3/2026	6,125,818	ILS	2,056,112	USD	—	(35)
Goldman Sachs	7/3/2026	3,937,405,916	JPY	24,228,088	USD	267	—
Goldman Sachs	7/3/2026	12,080,394	NOK	1,220,760	USD	20	—
Goldman Sachs	7/3/2026	55,469,395	SEK	5,731,644	USD	71	—
Goldman Sachs	7/3/2026	3,786,504	SGD	2,927,588	USD	57	—
Goldman Sachs	8/5/2026	15,010,460	USD	21,679,699	AUD	—	(186)
See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	8/5/2026	19,466,637	USD	15,644,908	CHF	$—	$(447)
Goldman Sachs	8/5/2026	2,525,863	USD	16,485,209	DKK	—	(97)
Goldman Sachs	8/5/2026	81,112,333	USD	70,848,819	EUR	—	(1,082)
Goldman Sachs	8/5/2026	1,719,331	USD	5,118,313	ILS	—	(4)
Goldman Sachs	8/5/2026	73,441,709	USD	11,904,394,281	JPY	—	(1,297)
Goldman Sachs	8/5/2026	5,466,625	USD	54,120,123	NOK	—	(41)
Goldman Sachs	8/5/2026	10,904,612	USD	105,343,415	SEK	—	(136)
Goldman Sachs	8/5/2026	3,012,380	USD	3,887,211	SGD	—	(64)
HSBC Holdings PLC	7/3/2026	99,772	AUD	68,912	USD	209	—
HSBC Holdings PLC	7/3/2026	71,206	CHF	87,965	USD	318	—
HSBC Holdings PLC	7/3/2026	73,439	DKK	11,180	USD	53	—
HSBC Holdings PLC	7/3/2026	326,545	EUR	371,558	USD	1,795	—
HSBC Holdings PLC	7/3/2026	141,103	ILS	47,324	USD	36	—
HSBC Holdings PLC	7/3/2026	90,121,617	JPY	557,636	USD	—	(3,083)
HSBC Holdings PLC	7/3/2026	277,074	NOK	28,097	USD	—	(97)
HSBC Holdings PLC	7/3/2026	1,281,149	SEK	131,920	USD	463	—
HSBC Holdings PLC	7/3/2026	87,270	SGD	67,382	USD	94	—
HSBC Holdings PLC	7/3/2026	2,964,357	USD	4,122,493	AUD	108,342	—
HSBC Holdings PLC	7/3/2026	3,783,938	USD	2,946,745	CHF	130,474	—
HSBC Holdings PLC	7/3/2026	480,918	USD	3,074,836	DKK	10,591	—
HSBC Holdings PLC	7/3/2026	15,983,066	USD	13,677,855	EUR	344,542	—
HSBC Holdings PLC	7/3/2026	2,035,689	USD	5,706,399	ILS	120,387	—
HSBC Holdings PLC	7/3/2026	23,987,432	USD	3,808,782,022	JPY	550,549	—
HSBC Holdings PLC	7/3/2026	1,208,636	USD	11,167,563	NOK	80,102	—
HSBC Holdings PLC	7/3/2026	5,674,711	USD	52,312,023	SEK	269,250	—
HSBC Holdings PLC	7/3/2026	2,898,508	USD	3,688,612	SGD	46,551	—
JPMorgan Chase Bank NA	7/3/2026	4,321,831	AUD	2,994,099	USD	15	—
JPMorgan Chase Bank NA	7/3/2026	3,082,634	CHF	3,821,901	USD	41	—
JPMorgan Chase Bank NA	7/3/2026	3,175,673	DKK	485,746	USD	5	—
JPMorgan Chase Bank NA	7/3/2026	14,119,575	EUR	16,143,420	USD	143	—
JPMorgan Chase Bank NA	7/3/2026	6,125,761	ILS	2,056,115	USD	—	(57)
JPMorgan Chase Bank NA	7/3/2026	3,937,404,867	JPY	24,228,089	USD	259	—
JPMorgan Chase Bank NA	7/3/2026	12,080,344	NOK	1,220,762	USD	13	—
JPMorgan Chase Bank NA	7/3/2026	55,469,231	SEK	5,731,645	USD	53	—
JPMorgan Chase Bank NA	7/3/2026	3,786,444	SGD	2,927,589	USD	10	—
JPMorgan Chase Bank NA	7/3/2026	2,964,359	USD	4,122,443	AUD	108,379	—
JPMorgan Chase Bank NA	7/3/2026	72,537	USD	101,621	AUD	2,135	—
JPMorgan Chase Bank NA	7/3/2026	3,783,939	USD	2,946,752	CHF	130,468	—
JPMorgan Chase Bank NA	7/3/2026	92,592	USD	72,656	CHF	2,510	—
JPMorgan Chase Bank NA	7/3/2026	480,922	USD	3,074,850	DKK	10,593	—
JPMorgan Chase Bank NA	7/3/2026	11,768	USD	75,582	DKK	207	—
JPMorgan Chase Bank NA	7/3/2026	15,983,070	USD	13,677,935	EUR	344,455	—
JPMorgan Chase Bank NA	7/3/2026	391,103	USD	336,220	EUR	6,688	—
JPMorgan Chase Bank NA	7/3/2026	2,035,692	USD	5,706,851	ILS	120,238	—
JPMorgan Chase Bank NA	7/3/2026	49,813	USD	140,524	ILS	2,647	—
JPMorgan Chase Bank NA	7/3/2026	23,987,436	USD	3,808,767,066	JPY	550,645	—
JPMorgan Chase Bank NA	7/3/2026	586,968	USD	93,526,148	JPY	11,466	—
JPMorgan Chase Bank NA	7/3/2026	1,208,636	USD	11,167,618	NOK	80,096	—
JPMorgan Chase Bank NA	7/3/2026	29,575	USD	274,633	NOK	1,822	—
JPMorgan Chase Bank NA	7/3/2026	5,674,714	USD	52,311,522	SEK	269,305	—
JPMorgan Chase Bank NA	7/3/2026	138,859	USD	1,292,946	SEK	5,257	—

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	7/3/2026	2,898,510	USD	3,688,588	SGD	$46,571	$—
JPMorgan Chase Bank NA	8/5/2026	15,010,462	USD	21,679,702	AUD	—	(186)
JPMorgan Chase Bank NA	8/5/2026	19,466,638	USD	15,644,813	CHF	—	(329)
JPMorgan Chase Bank NA	8/5/2026	2,525,866	USD	16,484,928	DKK	—	(51)
JPMorgan Chase Bank NA	8/5/2026	81,112,333	USD	70,848,875	EUR	—	(1,146)
JPMorgan Chase Bank NA	8/5/2026	1,719,331	USD	5,118,859	ILS	—	(187)
JPMorgan Chase Bank NA	8/5/2026	73,441,711	USD	11,904,339,524	JPY	—	(957)
JPMorgan Chase Bank NA	8/5/2026	5,466,627	USD	54,120,586	NOK	—	(85)
JPMorgan Chase Bank NA	8/5/2026	10,904,614	USD	105,344,024	SEK	—	(196)
JPMorgan Chase Bank NA	8/5/2026	3,012,382	USD	3,887,239	SGD	—	(83)
Morgan Stanley & Co. International	7/3/2026	4,321,830	AUD	2,994,099	USD	15	—
Morgan Stanley & Co. International	7/3/2026	3,082,631	CHF	3,821,901	USD	38	—
Morgan Stanley & Co. International	7/3/2026	3,175,673	DKK	485,746	USD	5	—
Morgan Stanley & Co. International	7/3/2026	14,119,589	EUR	16,143,420	USD	159	—
Morgan Stanley & Co. International	7/3/2026	6,125,825	ILS	2,056,115	USD	—	(36)
Morgan Stanley & Co. International	7/3/2026	3,937,401,838	JPY	24,228,089	USD	241	—
Morgan Stanley & Co. International	7/3/2026	12,080,349	NOK	1,220,762	USD	13	—
Morgan Stanley & Co. International	7/3/2026	55,469,204	SEK	5,731,645	USD	51	—
Morgan Stanley & Co. International	7/3/2026	3,786,470	SGD	2,927,589	USD	30	—
Morgan Stanley & Co. International	7/3/2026	2,964,359	USD	4,122,519	AUD	108,326	—
Morgan Stanley & Co. International	7/3/2026	3,783,939	USD	2,946,758	CHF	130,460	—
Morgan Stanley & Co. International	7/3/2026	480,922	USD	3,074,857	DKK	10,592	—
Morgan Stanley & Co. International	7/3/2026	15,983,070	USD	13,677,876	EUR	344,522	—
Morgan Stanley & Co. International	7/3/2026	391,103	USD	343,172	EUR	—	(1,261)
Morgan Stanley & Co. International	7/3/2026	2,035,692	USD	5,707,429	ILS	120,044	—
Morgan Stanley & Co. International	7/3/2026	23,987,436	USD	3,808,776,852	JPY	550,585	—
Morgan Stanley & Co. International	7/3/2026	1,208,636	USD	11,167,590	NOK	80,099	—
Morgan Stanley & Co. International	7/3/2026	5,674,714	USD	52,311,886	SEK	269,268	—
Morgan Stanley & Co. International	7/3/2026	2,898,510	USD	3,688,793	SGD	46,413	—
Morgan Stanley & Co. International	8/5/2026	15,010,462	USD	21,679,765	AUD	—	(229)
Morgan Stanley & Co. International	8/5/2026	19,466,638	USD	15,644,889	CHF	—	(423)
Morgan Stanley & Co. International	8/5/2026	2,525,866	USD	16,485,191	DKK	—	(91)
Morgan Stanley & Co. International	8/5/2026	81,112,333	USD	70,848,819	EUR	—	(1,082)
Morgan Stanley & Co. International	8/5/2026	1,719,331	USD	5,119,171	ILS	—	(292)
Morgan Stanley & Co. International	8/5/2026	73,441,711	USD	11,904,374,408	JPY	—	(1,172)
Morgan Stanley & Co. International	8/5/2026	5,466,627	USD	54,119,646	NOK	10	—
Morgan Stanley & Co. International	8/5/2026	10,904,614	USD	105,344,972	SEK	—	(295)
Morgan Stanley & Co. International	8/5/2026	3,012,382	USD	3,887,208	SGD	—	(59)
Royal Bank of Canada	7/3/2026	4,321,830	AUD	2,994,099	USD	15	—
Royal Bank of Canada	7/3/2026	3,082,604	CHF	3,821,901	USD	4	—
Royal Bank of Canada	7/3/2026	3,175,667	DKK	485,746	USD	4	—
Royal Bank of Canada	7/3/2026	14,120,157	EUR	16,143,420	USD	808	—
Royal Bank of Canada	7/3/2026	6,126,030	ILS	2,056,115	USD	33	—
Royal Bank of Canada	7/3/2026	3,937,709,535	JPY	24,228,089	USD	2,134	—
Royal Bank of Canada	7/3/2026	12,080,326	NOK	1,220,762	USD	11	—
Royal Bank of Canada	7/3/2026	55,469,089	SEK	5,731,645	USD	39	—
Royal Bank of Canada	7/3/2026	3,786,465	SGD	2,927,589	USD	26	—
Royal Bank of Canada	7/3/2026	2,964,359	USD	4,122,507	AUD	108,334	—
Royal Bank of Canada	7/3/2026	72,537	USD	105,124	AUD	—	(292)
Royal Bank of Canada	7/3/2026	3,783,939	USD	2,946,746	CHF	130,474	—
Royal Bank of Canada	7/3/2026	92,592	USD	74,884	CHF	—	(251)

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (concluded) WisdomTree Dynamic International Equity Fund (DDWM) June 30, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	7/3/2026	480,922	USD	3,075,033	DKK	$10,565	$—
Royal Bank of Canada	7/3/2026	11,768	USD	77,178	DKK	—	(37)
Royal Bank of Canada	7/3/2026	15,983,070	USD	13,678,549	EUR	343,753	—
Royal Bank of Canada	7/3/2026	2,035,692	USD	5,706,712	ILS	120,284	—
Royal Bank of Canada	7/3/2026	49,813	USD	149,511	ILS	—	(369)
Royal Bank of Canada	7/3/2026	23,987,436	USD	3,809,089,889	JPY	548,658	—
Royal Bank of Canada	7/3/2026	586,968	USD	94,906,024	JPY	2,975	—
Royal Bank of Canada	7/3/2026	1,208,636	USD	11,167,401	NOK	80,118	—
Royal Bank of Canada	7/3/2026	29,575	USD	293,656	NOK	—	(100)
Royal Bank of Canada	7/3/2026	5,674,714	USD	52,311,687	SEK	269,288	—
Royal Bank of Canada	7/3/2026	138,859	USD	1,350,409	SEK	—	(680)
Royal Bank of Canada	7/3/2026	2,898,510	USD	3,688,968	SGD	46,277	—
Royal Bank of Canada	7/3/2026	70,926	USD	90,563	SGD	904	—
Royal Bank of Canada	7/3/2026	70,926	USD	91,745	SGD	—	(10)
Royal Bank of Canada	8/5/2026	15,010,462	USD	21,679,671	AUD	—	(164)
Royal Bank of Canada	8/5/2026	19,466,638	USD	15,644,675	CHF	—	(157)
Royal Bank of Canada	8/5/2026	2,525,866	USD	16,485,117	DKK	—	(80)
Royal Bank of Canada	8/5/2026	81,112,333	USD	70,851,789	EUR	—	(4,483)
Royal Bank of Canada	8/5/2026	1,719,331	USD	5,118,655	ILS	—	(119)
Royal Bank of Canada	8/5/2026	73,441,711	USD	11,905,292,430	JPY	—	(6,836)
Royal Bank of Canada	8/5/2026	5,466,627	USD	54,120,345	NOK	—	(61)
Royal Bank of Canada	8/5/2026	10,904,614	USD	105,344,231	SEK	—	(218)
Royal Bank of Canada	8/5/2026	3,012,382	USD	3,887,232	SGD	—	(78)
						$8,361,996	$(33,511)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Australia	$98,668,129	$—	$119,667	*	$98,787,796
Other	1,334,592,033	—	—		1,334,592,033
Rights	35,110	—	0	*†	35,110
Mutual Fund	—	1,247,385	—		1,247,385
Investment of Cash Collateral for Securities Loaned	—	15,187,160	—		15,187,160
Total Investments in Securities	$1,433,295,272	$16,434,545	$119,667		$1,449,849,484
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$8,361,996	$—		$8,361,996
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(33,511)	$—		$(33,511)
Total – Net	$1,433,295,272	$24,763,030	$119,667		$1,458,177,969

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

†    Amount is less than $1.

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 99.1%
Australia – 9.5%
Abacus Group	543,968	$363,671
Accent Group Ltd.(a)	357,248	175,726
Acrow Ltd.(a)	310,639	192,614
Adairs Ltd.(a)	131,912	133,427
Amotiv Ltd.	67,510	294,657
AMP Ltd.	438,502	487,590
Ansell Ltd.	30,017	660,058
ARB Corp. Ltd.	15,907	208,505
Aspen Group Ltd.	80,579	290,849
AUB Group Ltd.(a)	28,423	563,963
Aussie Broadband Ltd.	45,851	156,604
Austin Engineering Ltd.	1,029,727	99,875
Australian Clinical Labs Ltd.	145,562	225,894
Australian Ethical Investment Ltd.	52,542	152,521
Autosports Group Ltd.	96,142	115,896
Beach Energy Ltd.	1,512,110	895,689
Beacon Lighting Group Ltd.(a)	105,921	127,685
Bega Cheese Ltd.	81,287	331,136
Bisalloy Steel Group Ltd.	61,809	190,555
Bravura Solutions Ltd.	122,165	170,965
Breville Group Ltd.(a)	21,584	482,397
Cash Converters International Ltd.	759,318	157,817
Cedar Woods Properties Ltd.	62,537	300,680
Centuria Capital Group	366,897	490,579
Civmec Australia Ltd.	268,740	363,057
Cobram Estate Olives Ltd.	103,283	314,840
Collins Foods Ltd.	36,744	207,468
Corporate Travel Management Ltd.*^	38,685	288,251
Cromwell Property Group	1,586,015	477,974
Dalrymple Bay Infrastructure Ltd.	230,371	917,706
Data#3 Ltd.	60,431	412,386
Dicker Data Ltd.	72,847	634,892
Duratec Ltd.	130,745	231,885
Elders Ltd.(a)	92,009	327,643
EQT Holdings Ltd.	17,800	201,009
EVT Ltd.	46,698	416,699
Fiducian Group Ltd.	29,949	176,364
Fleetwood Ltd.	122,843	154,467
G8 Education Ltd.	692,313	67,149
GR Engineering Services Ltd.	150,228	552,654
GrainCorp Ltd., Class A	104,911	356,870
GWA Group Ltd.	195,249	311,118
Hansen Technologies Ltd.	63,366	194,916
Helia Group Ltd.	149,855	575,160
Iluka Resources Ltd.	50,095	245,370
Imdex Ltd.	77,389	219,822
Ingenia Communities Group	82,967	254,060
Inghams Group Ltd.	279,711	399,195
Integral Diagnostics Ltd.	138,411	191,782
Investments	Shares	Value
IPD Group Ltd.(a)	88,586	$348,595
IRESS Ltd.	55,544	237,812
IVE Group Ltd.(a)	178,058	350,338
Jumbo Interactive Ltd.(a)	46,556	209,651
Jupiter Mines Ltd.	1,542,562	288,545
Kelsian Group Ltd.	105,014	325,209
Kogan.com Ltd.	99,586	305,640
Lovisa Holdings Ltd.	30,050	491,944
Lycopodium Ltd.	23,948	298,807
Maas Group Holdings Ltd.	82,173	302,295
Macmahon Holdings Ltd.	1,182,156	782,143
Mader Group Ltd.	46,944	257,581
Magellan Financial Group Ltd.(a)	82,386	553,076
McMillan Shakespeare Ltd.	55,373	747,683
Metcash Ltd.	407,988	833,830
Monadelphous Group Ltd.	40,656	872,879
MotorCycle Holdings Ltd.	100,889	178,933
MyState Ltd.	102,089	323,931
nib holdings Ltd.	156,430	765,125
Nick Scali Ltd.	25,148	284,336
Nine Entertainment Co. Holdings Ltd.	826,575	506,796
NRW Holdings Ltd.	147,359	759,552
Objective Corp. Ltd.(a)	23,709	169,184
oOh!media Ltd.	288,928	290,245
Orora Ltd.	535,258	513,595
Perenti Ltd.	310,594	484,154
Perpetual Ltd.	54,521	585,468
Peter Warren Automotive Holdings Ltd.	138,737	90,350
Pinnacle Investment Management Group Ltd.(a)	64,035	759,059
Praemium Ltd.	364,651	170,525
Premier Investments Ltd.	41,391	428,415
Propel Funeral Partners Ltd.	72,426	157,053
Redox Ltd.	223,908	615,840
Regal Partners Ltd.	180,167	359,481
Regis Healthcare Ltd.	84,943	381,927
Regis Resources Ltd.	86,774	362,506
Ricegrowers Ltd.(a)	38,202	369,470
Ridley Corp. Ltd.	148,297	272,261
Servcorp Ltd.	69,765	317,066
Service Stream Ltd.	246,583	452,707
Shape Australia Pty Ltd.(a)	75,320	365,272
Shaver Shop Group Ltd.	176,385	166,191
SmartGroup Corp. Ltd.	88,438	783,641
Southern Cross Electrical Engineering Ltd.	183,621	618,253
SRG Global Ltd.	309,542	853,514
Super Retail Group Ltd.	75,622	690,512
Supply Network Ltd.(a)	12,506	276,647
Tabcorp Holdings Ltd.	651,045	376,622
Tasmea Ltd.(a)	107,330	705,660
Universal Store Holdings Ltd.(a)	56,860	306,474
Ventia Services Group Pty. Ltd.	392,072	1,681,374

See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2026
Investments	Shares	Value
Vulcan Steel Ltd.	37,511	$132,537
Waypoint REIT Ltd.	457,156	769,624
Westgold Resources Ltd.	74,878	243,815
Total Australia		40,536,233
Austria – 0.6%
CA Immobilien Anlagen AG	35,619	928,489
Kontron AG*	15,085	400,468
Palfinger AG	10,186	370,914
Porr AG	11,676	590,701
SBO AG(a)	11,757	387,123
Total Austria		2,677,695
Belgium – 1.6%
Barco NV	34,101	327,107
Bekaert SA	21,736	970,422
Deceuninck NV	93,051	232,452
EVS(a)	5,484	171,481
Fagron	13,644	375,940
Ion Beam Applications	14,961	289,073
Kinepolis Group NV(a)	7,091	287,398
Montea NV	10,308	788,426
Proximus SADP	210,197	1,405,862
Retail Estates NV*	10,303	809,246
Tessenderlo Group SA	17,037	376,712
VGP NV	7,307	703,415
Total Belgium		6,737,534
Brazil – 0.1%
Pluxee NV	31,589	414,247
China – 0.3%
Health & Happiness H&H International Holdings Ltd.	157,500	204,456
KLN Logistics Group Ltd.	587,500	411,292
Morimatsu International Holdings Co. Ltd.	233,000	227,888
VSTECS Holdings Ltd.	356,000	400,849
Total China		1,244,485
Denmark – 0.4%
Cementir Holding NV(a)	28,226	469,540
Chemometec AS	2,479	137,335
D/S Norden AS	11,191	470,371
Matas AS(a)	10,957	147,143
Per Aarsleff Holding AS	4,067	458,455
Total Denmark		1,682,844
Finland – 1.5%
Aktia Bank OYJ(a)	37,294	480,959
F-Secure OYJ(a)	101,651	239,408
Harvia OYJ(a)	5,841	277,805
Kalmar OYJ, Class B	19,921	875,042
Marimekko OYJ	17,251	207,881
Nokian Renkaat OYJ(a)	46,518	636,613
Oma Saastopankki OYJ	17,021	224,180
Outokumpu OYJ	226,835	1,305,779
Investments	Shares	Value
Pihlajalinna OYJ	13,364	$160,430
Puuilo OYJ	39,496	810,998
Raisio OYJ, Class V	74,205	216,763
Sanoma OYJ	19,960	193,060
Talenom OYJ(a)	73,270	95,665
Terveystalo OYJ(a)(b)	55,757	488,302
Total Finland		6,212,885
France – 3.1%
ABC arbitrage	45,562	269,832
Bonduelle SCA	18,420	160,053
Catana Group(a)	44,167	112,101
Cie des Alpes	22,830	575,539
Derichebourg SA	41,030	447,283
Etablissements Maurel & Prom SA	124,956	1,112,897
Exosens SAS	3,610	235,670
GL Events SACA	13,845	531,063
Interparfums SA	28,759	833,841
IPSOS SA	18,892	752,517
Kaufman & Broad SA	14,510	398,972
Lectra	9,552	187,401
LISI SA	6,554	492,302
Louis Hachette Group	101,297	202,325
Mersen SA	10,248	488,111
Opmobility	77,392	1,206,898
Planisware SA(a)	13,566	281,972
Pullup Entertainment(a)	10,125	92,492
Quadient SA	21,579	291,121
Societe BIC SA	19,539	1,273,320
Television Francaise 1 SA(a)	115,098	876,400
Valeo SE	84,942	1,244,518
Vicat SACA	17,767	1,289,876
Total France		13,356,504
Germany – 2.7%
AIXTRON SE	17,653	1,062,012
Alzchem Group AG	1,886	374,327
Borussia Dortmund GmbH & Co. KGaA(a)	44,325	152,030
Cancom SE	12,996	345,456
Dermapharm Holding SE	13,676	737,227
Deutz AG	31,971	319,651
Eckert & Ziegler SE	10,403	181,618
Elmos Semiconductor SE	3,795	782,724
Friedrich Vorwerk Group SE	1,967	151,574
Indus Holding AG	14,431	426,498
MLP SE	51,838	433,237
Mutares SE & Co. KGaA	13,847	430,611
Nagarro SE	4,055	346,315
PNE AG	12,427	156,002
ProCredit Holding AG	37,387	348,796
ProSiebenSat.1 Media SE	31,315	120,296
SAF-Holland SE	26,395	611,092
Salzgitter AG	6,141	317,771

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2026
Investments	Shares	Value
Sirius Real Estate Ltd.	668,736	$858,289
Softwareone Holding AG*(a)	69,732	674,282
Stroeer SE & Co. KGaA	24,587	958,562
SUSS MicroTec SE	4,072	433,196
TAG Immobilien AG	41,563	670,493
Vossloh AG	3,834	275,498
Wacker Neuson SE	20,658	441,662
Total Germany		11,609,219
Hong Kong – 2.9%
Cafe de Coral Holdings Ltd.	408,000	267,940
Crystal International Group Ltd.(b)	1,212,000	874,761
Dah Sing Banking Group Ltd.	1,112,800	1,641,802
Dah Sing Financial Holdings Ltd.	254,400	1,223,656
Dream International Ltd.	501,000	410,150
Hang Lung Group Ltd.	621,000	996,191
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,296,000	462,328
Hysan Development Co. Ltd.	550,000	1,158,626
Luk Fook Holdings International Ltd.	220,000	621,113
Man Wah Holdings Ltd.	1,873,600	714,362
Nissin Foods Co. Ltd.(a)	251,000	211,246
Pacific Basin Shipping Ltd.	1,359,000	467,901
SmarTone Telecommunications Holdings Ltd.	750,500	444,057
SUNeVision Holdings Ltd.	481,000	266,812
Swire Pacific Ltd., Class B	772,500	1,227,402
Vitasoy International Holdings Ltd.	244,000	201,621
VTech Holdings Ltd.(a)	156,800	1,028,731
Total Hong Kong		12,218,699
Indonesia – 0.7%
Bumitama Agri Ltd.	889,800	1,128,202
First Resources Ltd.	801,027	1,926,007
Total Indonesia		3,054,209
Ireland – 0.5%
C&C Group PLC	168,229	209,885
Cairn Homes PLC	248,810	702,627
Cosmo NV(a)	5,007	412,776
Greencore Group PLC	73,974	195,284
Origin Enterprises PLC	60,596	288,202
Uniphar PLC	38,286	194,787
Total Ireland		2,003,561
Israel – 6.4%
Ackerstein Group Ltd.	81,219	226,965
Altshuler Shaham Finance Ltd.(a)	114,933	264,973
Aryt Industries Ltd.(a)	14,525	134,064
Ashdod Refinery Ltd.*†	1	29
Ashot -Ashkelon Industries Ltd.(a)	8,658	242,672
Ashtrom Group Ltd.(a)	10,713	224,439
Atreyu Capital Markets Ltd.	11,162	249,730
AudioCodes Ltd.(a)	22,910	220,453
Investments	Shares	Value
Aura Investments Ltd.(a)	30,915	$191,024
Automatic Bank Services Ltd.(a)	28,623	223,166
Ayalon Holdings Ltd.(a)	22,605	943,060
Azorim-Investment Development & Construction Co. Ltd.(a)	27,933	156,004
Carasso Real Estate Ltd.*(a)	21,559	240,883
Danya Cebus Ltd.	10,169	416,733
Delek Group Ltd.†	0	87
Delta Galil Ltd.	6,312	345,741
Delta Israel Brands Ltd.	9,265	387,150
Elco Ltd.(a)	4,303	212,012
Electra Consumer Products 1970 Ltd.(a)	5,921	150,278
Energean PLC	140,694	1,276,341
Energix-Renewable Energies Ltd.	118,887	1,042,648
FIBI Holdings Ltd.	20,275	1,815,560
G City Ltd.	84,879	317,358
Gav-Yam Lands Corp. Ltd.	55,155	677,902
Hilan Ltd.(a)	3,829	246,618
IDI Insurance Co. Ltd.	9,308	719,473
Inrom Construction Industries Ltd.	34,778	280,260
Israel Canada TR Ltd.	34,357	202,836
Isramco Negev 2 LP	634,166	398,023
Land Development Nimrodi Group Ltd.(a)	20,878	243,785
Lapidoth Capital Ltd.	19,102	484,049
Libra Insurance Co. Ltd.(a)	33,815	225,172
Matrix IT Ltd.	24,809	629,332
Max Stock Ltd.	36,515	441,815
Maytronics Ltd.*†	1	1	‡
Mediterranean Towers Ltd.	81,245	432,478
Mega Or Holdings Ltd.	6,267	1,262,045
Meitav Investment House Ltd.	14,875	645,534
Meitav Trade Investments Ltd.	30,868	262,219
Mivne Real Estate KD Ltd.	82,461	359,796
More Provident Funds & Pension Ltd.(a)	63,294	361,140
Neto Malinda Trading Ltd.	13,716	631,605
One Software Technologies Ltd.(a)	20,146	384,129
Orion Retail Properties Ltd.*†	1	1	‡
Palram Industries 1990 Ltd.(a)	22,158	318,152
Partner Communications Co. Ltd.	62,178	758,795
Paz Retail & Energy Ltd.†	1	228
PCB Technologies Ltd.*(a)	66,055	261,608
Plus500 Ltd.	42,383	2,692,259
Prashkovsky Investments & Construction Ltd.(a)	4,136	210,309
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	5,934	726,950
Ratio Energies Finance LP(a)	423,272	610,874
REIT Azorim HF Living Ltd.*†	0	1	‡
Retailors Ltd.*(a)	17,645	145,095
Shufersal Ltd.	96,190	1,375,642
Sisram Medical Ltd.(b)	297,600	86,145
Tamar Petroleum Ltd.(b)	23,242	187,296

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2026
Investments	Shares	Value
Tel Aviv Stock Exchange Ltd.	9,805	$406,423
Tiv Taam Holdings 1 Ltd.	70,569	273,565
Wesure Global Tech Ltd.	65,939	296,338
YD More Investments Ltd.	34,939	515,973
YH Dimri Construction & Development Ltd.	2,962	356,599
Total Israel		27,391,835
Italy – 2.7%
Alerion Cleanpower SpA	23,545	580,105
Arnoldo Mondadori Editore SpA	167,448	385,758
Ascopiave SpA	97,355	327,240
Banco di Desio e della Brianza SpA	66,685	1,012,480
BasicNet SpA(a)	24,351	195,719
Carel Industries SpA(b)	11,529	418,500
Datalogic SpA	34,607	230,275
El.En. SpA	20,323	396,626
Enav SpA(b)	260,680	1,548,294
Equita Group SpA	49,583	330,493
Esprinet SpA	44,915	344,824
Ferretti SpA(a)	117,222	399,111
Fiera Milano SpA	34,437	332,298
Fila SpA(a)	24,887	261,771
FNM SpA	366,243	192,195
Garofalo Health Care SpA	32,164	195,633
Gas Plus SpA	32,062	207,476
GPI SpA(a)	15,746	265,355
Immobiliare Grande Distribuzione SIIQ SpA	60,384	290,991
Industrie De Nora SpA	18,225	138,668
Moltiply Group SpA	3,475	134,882
Orsero SpA	11,079	194,306
OVS SpA(b)	70,430	486,759
RAI Way SpA(b)	176,057	1,018,507
Revo Insurance SpA(a)	9,254	278,257
Sanlorenzo SpA(a)	10,325	422,604
Sesa SpA	2,605	267,302
Sogefi SpA*	114,150	268,846
Wiit SpA	8,992	354,679
Total Italy		11,479,954
Japan – 28.2%
ADEKA Corp.	32,500	839,071
Ai Holdings Corp.	12,300	202,824
Aica Kogyo Co. Ltd.	22,400	509,125
Aichi Financial Group, Inc.	24,400	207,931
Aichi Steel Corp.	10,000	184,587
Aisan Industry Co. Ltd.	10,800	126,058
Alfresa Holdings Corp.	35,400	473,525
Alps Alpine Co. Ltd.	46,200	581,320
Amano Corp.	21,700	486,005
and ST HD Co. Ltd.	8,600	183,350
Anritsu Corp.	25,400	687,023
Anycolor, Inc.	7,000	96,477
AOKI Holdings, Inc.	39,400	397,576
Investments	Shares	Value
Aoyama Trading Co. Ltd.	56,100	$237,482
Aozora Bank Ltd.	30,100	502,639
Arcs Co. Ltd.	8,100	169,202
ARE Holdings, Inc.	13,000	234,124
Ariake Japan Co. Ltd.	3,100	95,751
Artience Co. Ltd.	9,628	255,621
As One Corp.	8,600	119,852
Asahi Kogyosha Co. Ltd.	6,100	168,146
Asanuma Corp.	32,700	169,008
Autobacs Seven Co. Ltd.	16,300	146,226
Awa Bank Ltd.	2,770	123,395
Bando Chemical Industries Ltd.	5,000	67,774
Bank of Nagoya Ltd.	10,800	395,385
Bic Camera, Inc.	26,800	272,576
Bunka Shutter Co. Ltd.	15,600	184,100
C Uyemura & Co. Ltd.	2,500	422,089
Calbee, Inc.	14,900	270,817
Casio Computer Co. Ltd.	57,700	681,110
Central Glass Co. Ltd.	7,700	209,408
Chori Co. Ltd.	9,100	215,287
Chugin Financial Group, Inc.	61,000	1,155,631
Chugoku Electric Power Co., Inc.	82,900	453,304
Chugoku Marine Paints Ltd.	14,100	287,162
Citizen Watch Co. Ltd.	68,400	1,018,477
CKD Corp.	7,600	349,312
Computer Engineering & Consulting Ltd.	6,100	78,931
Create Restaurants Holdings, Inc.(a)	35,600	161,216
Create SD Holdings Co. Ltd.	5,700	113,982
Daicel Corp.	76,300	643,638
Dai-Dan Co. Ltd.	37,000	653,832
Daido Steel Co. Ltd.	41,800	709,205
Daiei Kankyo Co. Ltd.	6,800	158,363
Daihen Corp.	1,937	215,123
Daiichikosho Co. Ltd.	17,800	187,501
Daiki Aluminium Industry Co. Ltd.	11,500	104,935
Daikyonishikawa Corp.	18,700	115,174
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	12,500	80,680
Daio Paper Corp.	19,000	107,436
Daishi Hokuetsu Financial Group, Inc.	95,500	1,251,592
Daiwabo Holdings Co. Ltd.	17,400	369,251
DCM Holdings Co. Ltd.	21,900	205,491
Dentsu Soken, Inc.	19,100	251,611
Dexerials Corp.	27,600	722,414
DIC Corp.	15,300	452,999
Dip Corp.(a)	10,941	125,482
DMG Mori Co. Ltd.	27,300	584,214
Dowa Holdings Co. Ltd.	9,700	517,214
DTS Corp.	33,700	207,353
Eagle Industry Co. Ltd.	8,000	140,286
EDION Corp.	14,300	198,321
Elecom Co. Ltd.	18,500	203,753
See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2026
Investments	Shares	Value
EM Systems Co. Ltd.(a)	29,000	$87,433
ES-Con Japan Ltd.	24,700	163,831
ESPEC Corp.	6,700	174,379
Exedy Corp.	28,330	1,011,008
EXEO Group, Inc.	61,800	1,050,248
Ezaki Glico Co. Ltd.	6,600	217,056
Ferrotec Corp.	9,900	580,508
First Bank of Toyama Ltd.	10,600	165,661
FP Corp.	8,400	134,121
France Bed Holdings Co. Ltd.	4,200	31,812
Fuji Co. Ltd.	6,100	74,615
Fuji Oil Co. Ltd.	5,900	143,684
Fuji Seal International, Inc.	12,500	217,736
Fujimi, Inc.	10,300	289,940
FULLCAST Holdings Co. Ltd.	3,100	28,783
Funai Soken Holdings, Inc.	20,700	135,771
Furuno Electric Co. Ltd.	4,100	143,541
Future Corp.	9,900	93,320
G-7 Holdings, Inc.	4,600	38,719
Galilei Holdings Co. Ltd.	6,500	131,780
Glory Ltd.	8,300	199,629
GMO Financial Holdings, Inc.	50,800	307,566
Goldwin, Inc.	19,700	263,515
GS Yuasa Corp.	12,051	479,445
Gunze Ltd.	6,200	147,442
H2O Retailing Corp.	12,000	210,761
Hakuhodo DY Holdings, Inc.	67,600	476,871
Hakuto Co. Ltd.	6,700	187,777
Hanwa Co. Ltd.	47,495	495,041
Happinet Corp.	6,800	125,938
Hazama Ando Corp.	86,100	950,663
Heiwa Real Estate Co. Ltd.	10,900	161,496
Heiwado Co. Ltd.	7,500	116,659
Hiday Hidaka Corp.	3,100	48,620
Hirogin Holdings, Inc.	75,100	969,450
Hokkaido Electric Power Co., Inc.(a)	23,900	136,349
Hokuetsu Corp.	19,300	104,145
Hokuriku Electric Power Co.	22,900	122,457
Hokuto Corp.	3,100	34,867
House Foods Group, Inc.	8,600	198,272
HU Group Holdings, Inc.	9,600	194,629
Hyakugo Bank Ltd.	31,900	388,433
Hyakujushi Bank Ltd.	22,500	353,715
Ichibanya Co. Ltd.(a)	17,800	95,941
Ichigo, Inc.	59,200	160,271
Ichiyoshi Securities Co. Ltd.	4,000	34,579
Iino Kaiun Kaisha Ltd.	25,600	219,575
Inaba Denki Sangyo Co. Ltd.	36,400	609,634
Inabata & Co. Ltd.	11,900	284,092
INFRONEER Holdings, Inc.	65,300	1,075,376
Ishihara Sangyo Kaisha Ltd.	17,100	299,335
Investments	Shares	Value
Ito En Ltd.	6,200	$112,212
Itochu Enex Co. Ltd.	34,200	419,806
Itoham Yonekyu Holdings, Inc.	8,880	256,797
IwaiCosmo Holdings, Inc.	9,200	225,578
Iwatani Corp.	41,300	482,564
Izumi Co. Ltd.	45,200	267,265
JAC Recruitment Co. Ltd.	45,000	236,456
Japan Airport Terminal Co. Ltd.	10,500	326,064
Japan Elevator Service Holdings Co. Ltd.	10,700	114,489
Japan Investment Adviser Co. Ltd.	11,200	140,099
Japan Securities Finance Co. Ltd.	16,700	240,135
Jeol Ltd.	4,900	224,612
JMDC, Inc.	4,100	72,578
Juroku Financial Group, Inc.	31,200	447,675
Justsystems Corp.	4,900	110,346
Kaga Electronics Co. Ltd.	11,300	292,364
Kamei Corp.	6,300	131,989
Kanamoto Co. Ltd.	5,500	179,695
Kaneka Corp.	13,000	455,690
Kanematsu Corp.	57,900	734,415
Kansai Paint Co. Ltd.	35,900	585,025
Kanto Denka Kogyo Co. Ltd.	9,500	207,799
Katitas Co. Ltd.	13,200	268,426
Kato Sangyo Co. Ltd.	5,048	185,117
Keihan Holdings Co. Ltd.	7,000	137,050
Keikyu Corp.	38,400	347,910
Keio Corp.	94,000	432,507
Keiyo Bank Ltd.	11,200	170,696
Ki-Star Real Estate Co. Ltd.	8,400	190,974
Kitz Corp.	21,600	335,579
Kiyo Bank Ltd.	27,500	750,423
Kokuyo Co. Ltd.	70,700	346,485
Konoike Transport Co. Ltd.	17,100	284,816
Kotobuki Spirits Co. Ltd.	13,900	212,872
K’s Holdings Corp.	28,800	337,661
Kumagai Gumi Co. Ltd.	36,700	322,685
Kurabo Industries Ltd.	5,863	360,023
Kureha Corp.	10,400	246,682
Kurimoto Ltd.	16,400	138,849
Kusuri no Aoki Holdings Co. Ltd.	7,200	159,749
KYB Corp.	14,700	349,128
Kyokuto Kaihatsu Kogyo Co. Ltd.	12,500	162,898
Kyokuyo Co. Ltd.	1,200	32,266
Kyorin Pharmaceutical Co. Ltd.	3,773	26,836
Kyushu Financial Group, Inc.	79,900	706,453
LA Holdings Co. Ltd.(a)	11,700	200,057
Leopalace21 Corp.	42,400	170,096
Life Corp.	22,400	363,444
Lintec Corp.	17,200	750,334
Lion Corp.	27,200	286,937
Mabuchi Motor Co. Ltd.(a)	44,200	426,838

See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2026
Investments	Shares	Value
Macnica Holdings, Inc.	40,300	$779,592
Maruzen Showa Unyu Co. Ltd.	4,300	194,462
Matsui Securities Co. Ltd.	82,000	484,861
Max Co. Ltd.	29,000	303,338
Megmilk Snow Brand Co. Ltd.	9,200	205,765
Meidensha Corp.	8,900	535,013
Meiko Electronics Co. Ltd.	1,500	286,110
MEITEC Group Holdings, Inc.	30,200	577,335
Mirait One Corp.	14,100	334,357
Miroku Jyoho Service Co. Ltd.	6,900	73,617
Mitsubishi Logistics Corp.	69,100	656,243
Mitsubishi Materials Corp.	26,700	708,879
Mitsuboshi Belting Ltd.	9,100	221,166
Mitsui E&S Co. Ltd.	5,800	146,280
Mitsui-Soko Holdings Co. Ltd.	6,200	129,093
Miura Co. Ltd.	15,900	307,581
Mizuho Medy Co. Ltd.	11,600	117,695
Mizuno Corp.	7,400	152,530
Monex Group, Inc.	42,800	164,327
Morinaga & Co. Ltd.	15,200	243,069
Morinaga Milk Industry Co. Ltd.	50,400	393,060
Morita Holdings Corp.	5,500	81,997
Musashi Seimitsu Industry Co. Ltd.	3,700	88,900
Musashino Bank Ltd.	11,000	170,085
Nabtesco Corp.	14,500	458,665
Nafco Co. Ltd.	2,800	36,885
Nagase & Co. Ltd.	68,800	493,167
Nagoya Railroad Co. Ltd.	21,800	247,543
NANKAI Co. Ltd.	9,000	157,462
Nanto Bank Ltd.	34,800	377,495
Nichias Corp.	43,222	1,050,465
Nichiden Corp.(a)	5,000	79,126
Nichirei Corp.	37,200	496,916
Nifco, Inc.	15,400	458,044
Nihon Kohden Corp.	12,400	108,951
Nihon M&A Center Holdings, Inc.	88,400	346,312
Nikkon Holdings Co. Ltd.(a)	13,400	486,283
Nippn Corp.	13,600	234,804
Nippon Carbon Co. Ltd.	1,100	31,337
Nippon Denko Co. Ltd.	13,000	34,715
Nippon Densetsu Kogyo Co. Ltd.	9,400	253,038
Nippon Electric Glass Co. Ltd.	16,300	656,613
Nippon Gas Co. Ltd.	37,300	658,674
Nippon Kanzai Holdings Co. Ltd.	8,100	132,122
Nippon Kayaku Co. Ltd.	44,700	548,144
Nippon Light Metal Holdings Co. Ltd.	9,600	160,724
Nippon Parking Development Co. Ltd.	43,200	66,717
Nippon Shinyaku Co. Ltd.	13,600	336,057
Nippon Shokubai Co. Ltd.	61,900	793,531
Nippon Signal Co. Ltd.	22,400	215,834
Nippon Soda Co. Ltd.	14,200	308,857
Nippon Yakin Kogyo Co. Ltd.	3,000	86,202
Investments	Shares	Value
Nipro Corp.	16,000	$155,201
Nishimatsu Construction Co. Ltd.	9,550	311,899
Nishi-Nippon Financial Holdings, Inc.	32,700	832,364
Nishi-Nippon Railroad Co. Ltd.	5,900	105,839
Nishio Holdings Co. Ltd.	3,400	82,006
Nissei ASB Machine Co. Ltd.	2,900	161,661
Nisshin Oillio Group Ltd.	14,400	163,116
Nisshinbo Holdings, Inc.	22,100	336,548
Nissui Corp.	49,100	387,906
Nitto Kogyo Corp.	16,600	486,688
Noevir Holdings Co. Ltd.	9,273	250,475
Nohmi Bosai Ltd.	13,700	344,765
Nojima Corp.	26,800	218,489
Nomura Co. Ltd.	23,158	154,315
Noritake Co. Ltd.	9,000	225,934
North Pacific Bank Ltd.	70,300	481,859
NPR-RIKEN Corp.	9,700	230,974
NS United Kaiun Kaisha Ltd.	5,900	233,423
NSD Co. Ltd.	15,200	230,537
NSK Ltd.	139,100	972,266
NTN Corp.	85,000	207,943
Ogaki Kyoritsu Bank Ltd.	7,900	352,893
Ohsho Food Service Corp.	9,116	159,856
Okamura Corp.	26,600	374,143
Okasan Securities Group, Inc.	53,700	316,864
Okinawa Cellular Telephone Co.	22,500	508,076
Okinawa Financial Group, Inc.	3,642	142,296
OKUMA Corp.	9,000	256,114
Okumura Corp.	9,490	328,158
Okuwa Co. Ltd.	6,200	29,107
Onward Holdings Co. Ltd.	86,700	386,756
Open Up Group, Inc.	19,200	226,466
Osaka Soda Co. Ltd.	8,800	102,010
OSG Corp.	13,500	301,689
PAL GROUP Holdings Co. Ltd.	22,360	202,516
PALTAC Corp.	7,200	294,158
Park24 Co. Ltd.	10,100	125,096
Penta-Ocean Construction Co. Ltd.	38,700	404,442
PHC Holdings Corp.	22,600	142,949
Pigeon Corp.	28,900	368,174
Pilot Corp.	13,800	143,455
Pola Orbis Holdings, Inc.	51,400	400,226
Prima Meat Packers Ltd.	6,257	90,857
PS Construction Co. Ltd.	16,000	217,173
Raito Kogyo Co. Ltd.	11,900	298,003
Raiznext Corp.	11,400	157,892
Relo Group, Inc.	18,600	228,430
Rengo Co. Ltd.	49,350	430,418
Resorttrust, Inc.	39,200	419,556
Restar Corp.	4,554	117,405
Riken Vitamin Co. Ltd.	11,500	216,521
Roland Corp.	5,000	127,057

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2026
Investments	Shares	Value
Rorze Corp.(a)	11,300	$336,514
Round One Corp.	19,100	136,559
Ryobi Ltd.	3,800	60,674
RYODEN Corp.	7,700	189,036
Ryoyo Ryosan Holdings, Inc.	14,100	232,853
S Foods, Inc.	3,600	58,521
Saibu Gas Holdings Co. Ltd.	6,300	87,140
Saizeriya Co. Ltd.	3,500	116,720
Sakai Moving Service Co. Ltd.	10,200	182,568
Sakata INX Corp.	19,300	281,440
Sakata Seed Corp.	3,100	79,729
Sala Corp.	6,200	40,933
San ju San Financial Group, Inc.	27,300	288,916
San-A Co. Ltd.	9,100	180,012
San-Ai Obbli Co. Ltd.	16,800	216,041
Sangetsu Corp.	20,100	366,939
San-In Godo Bank Ltd.	30,800	431,892
Sanki Engineering Co. Ltd.	59,700	1,088,026
Sankyu, Inc.	16,100	854,605
SBI Global Asset Management Co. Ltd.	8,597	30,151
Seiko Group Corp.	9,700	481,046
Seino Holdings Co. Ltd.	56,800	919,145
Seiren Co. Ltd.	11,500	232,087
Senko Group Holdings Co. Ltd.	36,980	445,512
Senshu Ikeda Holdings, Inc.	31,300	188,349
Seria Co. Ltd.	8,300	185,636
Seven Bank Ltd.	278,100	481,510
Shibaura Machine Co. Ltd.	4,000	110,752
Shibaura Mechatronics Corp.	9,500	270,051
Shiga Bank Ltd.	21,900	351,020
Shikoku Electric Power Co., Inc.	36,900	333,752
Shin Nippon Air Technologies Co. Ltd.	10,300	237,656
Shinagawa Refra Co. Ltd.	12,000	142,132
Shin-Etsu Polymer Co. Ltd.	16,700	246,711
Shinmaywa Industries Ltd.	9,500	117,197
Ship Healthcare Holdings, Inc.	9,500	126,608
SHO-BOND Holdings Co. Ltd.	56,400	433,432
Shoei Co. Ltd.	6,100	66,545
Sinfonia Technology Co. Ltd.	2,300	225,436
SKY Perfect JSAT Corp.	43,400	714,855
Sotetsu Holdings, Inc.	10,900	166,660
St. Marc Holdings Co. Ltd.	1,900	29,355
Starts Corp., Inc.	15,000	418,551
Stella Chemifa Corp.	2,500	101,215
Sumitomo Heavy Industries Ltd.	28,500	886,959
Sumitomo Osaka Cement Co. Ltd.	4,100	153,152
Sun Frontier Fudousan Co. Ltd.	9,700	144,970
Suruga Bank Ltd.	36,000	538,699
Suzuken Co. Ltd.	6,100	185,261
SWCC Corp.	2,900	240,351
Systena Corp.	86,900	211,736
Investments	Shares	Value
T Hasegawa Co. Ltd.	4,000	$78,511
Tachibana Eletech Co. Ltd.	2,100	41,671
Tachi-S Co. Ltd.	14,800	193,327
Taihei Dengyo Kaisha Ltd.	5,700	89,467
Taiheiyo Cement Corp.	17,200	420,250
Taikisha Ltd.	10,700	326,876
Taiyo Yuden Co. Ltd.	19,900	2,467,220
Takamatsu Construction Group Co. Ltd.	4,500	99,400
Takara Holdings, Inc.	16,900	232,976
Takara Standard Co. Ltd.	23,700	452,054
Takasago International Corp.	28,600	196,914
Takeuchi Manufacturing Co. Ltd.	10,600	461,111
Takuma Co. Ltd.	18,400	409,832
Tamron Co. Ltd.	44,300	314,822
Tanseisha Co. Ltd.	13,100	109,862
Teijin Ltd.	43,100	431,199
TKC Corp.	8,200	172,300
Toa Corp.	45,300	577,242
TOA Road Corp.	21,700	206,285
Toagosei Co. Ltd.	30,300	324,486
Tocalo Co. Ltd.	19,800	395,330
Toda Corp.	65,004	651,340
Toenec Corp.	27,700	382,798
Toho Gas Co. Ltd.	37,000	276,604
Toho Holdings Co. Ltd.	5,600	134,552
Tokai Carbon Co. Ltd.	35,200	371,330
TOKAI Holdings Corp.	33,500	236,834
Tokai Rika Co. Ltd.	17,100	311,225
Tokai Tokyo Financial Holdings, Inc.	79,118	367,051
Tokuyama Corp.	18,900	568,541
Tokyo Kiraboshi Financial Group, Inc.	47,200	522,750
Tokyo Sangyo Co. Ltd.	4,700	23,222
Tokyo Seimitsu Co. Ltd.	6,300	780,305
Tokyu Construction Co. Ltd.	25,400	183,164
TOMONY Holdings, Inc.	48,100	259,848
Tomy Co. Ltd.	9,500	186,230
Toridoll Holdings Corp.(a)	6,500	153,776
Tosei Corp.	22,100	230,349
Totech Corp.	12,700	323,507
Totetsu Kogyo Co. Ltd.	11,845	307,194
Towa Pharmaceutical Co. Ltd.	4,500	105,630
Toyo Kanetsu KK	3,600	53,981
Toyobo Co. Ltd.	7,900	77,627
Toyota Boshoku Corp.	46,500	608,269
Transcosmos, Inc.	4,900	108,386
Trial Holdings, Inc.(a)	8,000	147,276
Trusco Nakayama Corp.	8,600	120,329
Tsubakimoto Chain Co.	23,768	373,502
Tsugami Corp.	6,000	296,447
Tsumura & Co.	16,813	384,726
UACJ Corp.	24,600	386,123

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2026
Investments	Shares	Value
UBE Corp.	30,000	$586,987
Uchida Yoko Co. Ltd.	9,500	116,145
Ulvac, Inc.	8,200	521,944
Umios Corp.	28,900	232,587
U-Next Holdings Co. Ltd.(a)	10,200	103,428
UT Group Co. Ltd.	242,900	258,555
Valor Holdings Co. Ltd.	9,200	220,483
Valqua Ltd.	1,600	70,685
VT Holdings Co. Ltd.	24,100	66,580
Wacoal Holdings Corp.	5,900	159,729
Wakita & Co. Ltd.	12,000	127,660
Wellneo Sugar Co. Ltd.	9,200	146,385
Yahagi Construction Co. Ltd.	9,500	106,325
YAMABIKO Corp.	9,600	222,981
Yamaguchi Financial Group, Inc.	52,600	923,676
Yamaichi Electronics Co. Ltd.	3,300	193,299
Yamanashi Chuo Bank Ltd.	5,600	212,940
Yamazen Corp.	14,900	154,111
Yellow Hat Ltd.	22,600	244,738
Yokogawa Bridge Holdings Corp.	6,400	111,835
Yokorei Co. Ltd.	5,700	73,089
Yonex Co. Ltd.	5,500	78,206
Yuasa Co. Ltd.	5,000	162,744
Yurtec Corp.	17,400	258,337
Zenrin Co. Ltd.	5,300	28,241
Zeon Corp.	58,200	843,323
Total Japan		119,990,356
Jersey – 0.1%
JTC PLC(b)	19,431	341,457
Luxembourg – 0.4%
APERAM SA	36,558	1,778,870
Malaysia – 0.1%
Frencken Group Ltd.	160,800	372,956
Netherlands – 1.9%
Acomo NV(a)	21,250	547,855
AMG Critical Materials NV	6,878	257,455
Brunel International NV(a)	39,060	294,292
Corbion NV	21,752	500,863
Eurocommercial Properties NV	29,164	910,269
ForFarmers NV	66,569	473,394
Havas NV	45,487	886,690
Kendrion NV	12,279	275,437
Koninklijke BAM Groep NV	69,367	973,101
Koninklijke Heijmans NV	9,632	1,255,398
PostNL NV(a)	353,402	371,519
Sligro Food Group NV(a)	24,229	313,021
Wereldhave NV	38,937	885,882
Total Netherlands		7,945,176
Investments	Shares	Value
Norway – 5.7%
AF Gruppen ASA	23,966	$468,397
Austevoll Seafood ASA	110,435	864,910
Borregaard ASA	22,361	336,697
Bouvet ASA	65,504	284,311
BW Offshore Ltd.	99,278	439,430
Deep Value Driller AS	117,124	242,640
DOF Group ASA	168,006	1,930,401
Elmera Group ASA(b)	114,023	535,806
Elopak ASA	91,164	323,825
Europris ASA(b)	56,300	502,379
Hoegh Autoliners ASA	206,201	3,019,405
Kid ASA(b)	26,326	317,652
Kitron ASA	31,618	340,927
Klaveness Combination Carriers ASA(b)	49,883	439,573
Leroy Seafood Group ASA	239,881	928,447
Moreld AS*	141,132	269,556
Multiconsult ASA(b)	18,545	271,742
NORBIT ASA	19,672	336,365
Norconsult Norge AS	148,625	540,700
Norwegian Air Shuttle ASA	692,632	1,031,721
Odfjell Drilling Ltd.	198,220	1,678,625
Odfjell SE, Class A	54,573	574,656
Pareto Bank ASA	42,253	290,355
Pexip Holding ASA*	61,299	486,898
Reach Subsea ASA*	308,973	152,371
SpareBank 1 Nord Norge	75,515	1,167,581
SpareBank 1 Oestlandet	31,164	596,101
SpareBank 1 SMN	85,901	1,631,993
Sparebanken Norge	64,548	1,212,228
Stolt-Nielsen Ltd.	36,141	1,064,636
Veidekke ASA	56,591	1,084,296
Wilh Wilhelmsen Holding ASA, Class A	13,496	936,967
Total Norway		24,301,591
Peru – 0.1%
Hochschild Mining PLC	53,771	330,146
Portugal – 1.8%
Altri SGPS SA(a)	109,345	593,817
Corticeira Amorim SGPS SA(a)	69,896	510,638
CTT-Correios de Portugal SA	39,052	258,290
Mota-Engil SGPS SA(a)	73,795	393,501
NOS SGPS SA	369,336	2,130,311
REN – Redes Energeticas Nacionais SGPS SA	388,209	1,675,494
Semapa-Sociedade de Investimento & Gestao	25,178	584,356
Sonae SGPS SA	691,441	1,592,907
Total Portugal		7,739,314
See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2026
Investments	Shares	Value
Singapore – 4.5%
APAC Realty Ltd.	449,500	$187,661
Aspial Lifestyle Ltd.	1,577,756	433,031
Aztech Global Ltd.	564,300	381,741
Banyan Tree Holdings Ltd.	438,500	184,764
Centurion Corp. Ltd.	358,700	404,888
China Aviation Oil Singapore Corp. Ltd.	399,300	564,938
CNMC Goldmine Holdings Ltd.(a)	215,400	186,515
ComfortDelGro Corp. Ltd.	943,300	977,248
CSE Global Ltd.	475,695	492,815
Delfi Ltd.	328,400	228,505
Far East Orchard Ltd.	236,300	202,786
Food Empire Holdings Ltd.	268,840	492,598
Geo Energy Resources Ltd.(a)	567,300	203,946
GuocoLand Ltd.	345,200	568,461
Hafnia Ltd.	413,425	2,703,107
Ho Bee Land Ltd.	157,400	248,248
Hong Leong Asia Ltd.	209,100	446,183
iFAST Corp. Ltd.(a)	33,700	230,060
Keppel Infrastructure Trust	3,358,950	1,389,337
KSH Holdings Ltd.	623,400	149,410
LHN Ltd.	363,300	160,100
Netlink NBN Trust	1,663,700	1,254,094
OUE Ltd.	202,900	156,867
Pan-United Corp. Ltd.	354,000	369,477
Propnex Ltd.	314,000	451,537
Q&M Dental Group Singapore Ltd.	644,800	274,181
Sheng Siong Group Ltd.	548,001	1,368,467
SIA Engineering Co. Ltd.	348,500	932,243
StarHub Ltd.(a)	740,500	589,675
Tuan Sing Holdings Ltd.(a)	710,703	170,333
UMS Integration Ltd.	375,731	769,792
Venture Corp. Ltd.	116,200	1,537,115
Wee Hur Holdings Ltd.	409,700	202,720
Wing Tai Holdings Ltd.	231,800	275,984
Total Singapore		19,188,827
South Africa – 0.1%
Pan African Resources PLC	459,174	582,014
Spain – 2.1%
Alantra Partners SA	17,508	203,172
Almirall SA	32,160	414,014
ATALAYA MINING COPPER SA	24,662	267,262
Befesa SA(b)	9,520	324,894
Construcciones y Auxiliar de Ferrocarriles SA	11,097	805,637
Elecnor SA	69,950	3,178,960
Faes Farma SA	154,254	809,486
Gestamp Automocion SA(b)	164,878	538,182
Global Dominion Access SA(b)	60,787	207,103
Grupo Empresarial San Jose SA	32,575	332,580
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	275,943	379,214
Investments	Shares	Value
Melia Hotels International SA	46,103	$640,421
Pharma Mar SA*	2,588	223,246
Prosegur Cash SA(b)	496,209	359,111
Tubacex SA(a)	80,460	308,166
Total Spain		8,991,448
Sweden – 6.7%
AcadeMedia AB(b)	34,619	360,564
AddLife AB, Class B	9,928	167,618
Addnode Group AB	22,853	96,813
Alimak Group AB(b)	28,842	354,038
Alleima AB(a)	69,662	638,451
Alligo AB, Class B	17,591	242,104
Ambea AB(b)	19,232	297,080
AQ Group AB	12,459	282,956
Arjo AB, Class B	92,893	235,924
Atea ASA*	48,398	845,149
Attendo AB(b)	33,182	420,683
Bahnhof AB, Class B*	49,410	265,476
Beijer Alma AB	13,999	429,597
Bergman & Beving AB	5,883	177,192
Betsson AB, Class B	50,780	444,410
Bilia AB, Class A	44,381	664,467
Billerud AB	91,154	589,600
BioGaia AB, Class B	56,698	684,841
Bravida Holding AB(b)	71,191	909,183
Bufab AB	26,724	350,129
Catena AB	10,943	470,594
Clas Ohlson AB, Class B	16,265	719,293
Cloetta AB, Class B	125,547	637,973
Coor Service Management Holding AB(b)	46,601	243,402
Corem Property Group AB, Class B	534,832	129,755
Dios Fastigheter AB	49,493	328,056
Duni AB	30,279	247,472
Electrolux Professional AB, Class B	43,240	189,211
Elekta AB, Class B	158,473	809,218
Engcon AB(a)	27,848	176,385
Fagerhult Group AB(a)	70,704	125,655
FastPartner AB, Class A	51,828	203,764
Granges AB	28,639	507,788
Heba Fastighets AB, Class B	53,325	133,063
Hemnet Group AB	11,917	90,626
Hexpol AB	132,915	992,246
Hufvudstaden AB, Class A	40,870	505,061
Humana AB	38,325	255,417
Husqvarna AB, Class B	91,763	358,020
Intea Fastigheter AB*	27,974	213,025
INVISIO AB(a)	6,578	139,334
Inwido AB(a)	19,510	290,085
Lindab International AB	21,193	285,328
Logistea AB, Class B	98,846	136,041
Loomis AB	20,536	1,008,324

See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2026
Investments	Shares	Value
MIPS AB	7,508	$200,303
Morrow Bank AB*(a)	160,669	195,894
Munters Group AB(b)	30,921	550,806
NCC AB, Class B	47,024	926,569
New Wave Group AB, Class B	31,113	293,026
Nolato AB, Class B	63,428	318,839
Note AB*	12,939	210,700
NP3 Fastigheter AB	13,523	372,373
Nyab AB	311,594	189,310
OEM International AB, Class B	18,687	322,451
Paradox Interactive AB	19,233	262,517
Peab AB, Class B	83,158	782,763
Platzer Fastigheter Holding AB, Class B	36,332	257,151
Proact IT Group AB	23,516	300,810
Ratos AB, Class B	88,252	303,105
RaySearch Laboratories AB	8,457	192,241
Rejlers AB	10,545	153,629
Rusta AB	43,642	362,100
Rvrc Holding AB	42,572	248,091
Scandi Standard AB	25,882	388,839
Scandic Hotels Group AB(b)	57,547	536,633
SkiStar AB	16,329	268,434
Svedbergs Group AB	37,347	248,899
Synsam AB	53,304	297,414
Systemair AB	40,257	341,501
Thule Group AB(b)	32,961	701,577
Troax Group AB(a)	18,951	201,295
Truecaller AB, Class B(a)	62,334	90,749
VBG Group AB, Class B	7,421	243,452
Wallenstam AB, Class B(a)	75,452	306,855
Wihlborgs Fastigheter AB	87,792	682,151
Zinzino AB, Class B(a)	15,853	219,003
Total Sweden		28,620,891
Switzerland – 1.0%
Clariant AG, Registered Shares*	153,767	1,343,900
Comet Holding AG, Registered Shares	918	465,458
Implenia AG, Registered Shares	3,192	282,142
Inficon Holding AG, Registered Shares	4,612	1,041,724
International Workplace Group PLC	74,073	181,880
Landis & Gyr Group AG*	5,309	284,981
Vetropack Holding AG, Registered Shares	8,519	190,308
Zehnder Group AG(a)	2,977	230,292
Total Switzerland		4,020,685
United Kingdom – 13.1%
Advanced Medical Solutions Group PLC(a)	62,638	232,781
AG Barr PLC	41,457	348,300
AJ Bell PLC	113,053	917,553
Alfa Financial Software Holdings PLC(b)	133,205	273,327
Alumasc Group PLC	37,079	120,572
Avon Technologies PLC	7,782	177,240
Baltic Classifieds Group PLC	65,465	163,437
Investments	Shares	Value
Big Yellow Group PLC	66,478	$796,302
Bloomsbury Publishing PLC	38,132	314,292
Bodycote PLC	59,350	523,048
BRCK Group PLC	329,789	216,668
Brooks Macdonald Group PLC	8,837	146,611
BTG Consulting PLC	143,400	219,828
Bytes Technology Group PLC	106,850	536,067
Card Factory PLC	229,725	204,589
Cerillion PLC	8,941	129,350
Chemring Group PLC	42,580	289,353
Chesnara PLC	162,098	712,128
City of London Investment Group PLC	62,524	371,773
Clarkson PLC	9,523	526,557
CMC Markets PLC(b)	141,740	861,609
Coats Group PLC	490,478	507,444
Cohort PLC(a)	11,133	181,748
Costain Group PLC	99,664	274,479
Craneware PLC	9,580	171,399
Currys PLC	148,601	314,780
CVS Group PLC	10,703	166,631
Derwent London PLC	41,615	1,072,082
DiscoverIE Group PLC	32,045	287,514
Domino’s Pizza Group PLC(a)	216,540	520,486
Dr. Martens PLC	296,416	271,852
Dunelm Group PLC	156,732	1,636,096
Elementis PLC	132,881	271,251
Elixirr International PLC	22,501	206,065
Essentra PLC	123,773	131,258
Eurocell PLC	113,850	166,218
Everplay Group PLC	40,004	123,978
Ferrari Group PLC	44,584	364,456
Fevertree Drinks PLC	30,096	324,552
Fintel PLC(a)	60,420	145,148
Firstgroup PLC	218,546	544,742
Focusrite PLC(a)	69,799	203,809
Fonix PLC	79,847	174,332
Foresight Group Holdings Ltd.	79,918	464,591
Forterra PLC(b)	76,808	137,827
Franchise Brands PLC	109,839	206,284
FRP Advisory Group PLC	132,918	201,996
Fuller Smith & Turner PLC, Class A	24,049	231,732
FW Thorpe PLC	49,924	167,642
Galliford Try Holdings PLC	52,163	364,167
Gamma Communications PLC	19,257	214,822
GB Group PLC	73,023	191,320
Genuit Group PLC	81,531	299,747
Genus PLC	9,708	276,768
Grainger PLC	250,376	563,932
Greggs PLC(a)	35,692	757,955
Halfords Group PLC	160,442	490,842
Hammerson PLC	237,188	1,164,158

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2026
Investments	Shares	Value
Hargreaves Services PLC	26,691	$288,364
Harworth Group PLC	77,341	123,181
Helical PLC	71,381	181,712
Henry Boot PLC	78,157	172,198
Hill & Smith PLC	24,622	897,053
Hilton Food Group PLC	43,078	294,453
Hollywood Bowl Group PLC	89,085	324,563
Hunting PLC	55,974	329,111
IntegraFin Holdings PLC	91,083	428,555
J D Wetherspoon PLC	34,902	316,159
James Halstead PLC(a)	249,371	420,341
Johnson Service Group PLC	149,538	327,086
Jupiter Fund Management PLC	217,971	473,298
Kainos Group PLC	33,576	341,804
Keller Group PLC	21,991	774,637
Keystone Law Group PLC	25,571	184,629
Kier Group PLC	134,965	390,866
Knights Group Holdings PLC	69,947	174,070
Lancashire Holdings Ltd.	75,331	645,390
LSL Property Services PLC	71,844	196,431
Luceco PLC(b)	116,164	419,366
Macfarlane Group PLC	153,808	128,813
Man Group PLC	597,019	2,315,372
Me Group International PLC	167,722	223,499
Michelmersh Brick Holdings PLC	129,689	137,704
Midwich Group PLC(a)	92,459	164,194
Mitie Group PLC	357,995	709,872
MONY Group PLC	290,122	713,139
Moonpig Group PLC	76,640	243,519
Morgan Advanced Materials PLC	149,880	423,717
Morgan Sindall Group PLC	16,273	1,061,774
Mortgage Advice Bureau Holdings Ltd.	25,976	177,555
Next 15 Group PLC	57,578	194,108
Nichols PLC	15,760	199,552
Ninety One PLC	290,049	813,051
NIOX Group PLC(a)	189,667	150,034
Norcros PLC	55,614	217,012
On the Beach Group PLC(b)	62,700	145,466
OSB Group PLC	168,122	1,158,096
Oxford Instruments PLC	12,663	512,276
Paratus Energy Services Ltd.	101,944	475,955
PayPoint PLC	35,740	272,045
Pennon Group PLC	222,472	1,375,395
Personal Group Holdings PLC(a)	39,242	200,523
Petronor E&P ASA*	160,304	170,745
Pets at Home Group PLC	236,363	556,526
Polar Capital Holdings PLC	74,032	875,487
PPHE Hotel Group Ltd.	16,225	370,395
Premier Foods PLC	117,934	319,630
Premier Miton Group PLC	209,194	106,896
Property Franchise Group PLC	39,801	251,979
PZ Cussons PLC	262,068	362,438
Ramsdens Holdings PLC	42,091	329,605
Investments	Shares	Value
Rank Group PLC	179,469	$226,052
Renew Holdings PLC	18,983	223,229
Restore PLC	64,288	228,248
S4 Capital PLC	668,967	279,684
Sabre Insurance Group PLC(b)	223,557	516,286
Safestore Holdings PLC	77,778	632,805
Savills PLC	40,447	458,455
Secure Trust Bank PLC	17,406	332,670
Senior PLC	84,924	324,620
Smiths News PLC	318,315	299,118
Spire Healthcare Group PLC(b)	67,016	191,236
SSP Group PLC	190,286	474,049
Supreme PLC	84,417	174,786
Tatton Asset Management PLC	26,634	263,004
Telecom Plus PLC	34,057	335,852
TP ICAP Group PLC	365,324	1,640,820
Travis Perkins PLC	46,350	339,887
Tristel PLC	41,681	221,284
Vertu Motors PLC	228,042	223,975
Victorian Plumbing Group PLC(a)	175,277	179,595
Volex PLC	43,892	327,979
Volution Group PLC	32,486	263,445
Warpaint London PLC	76,815	203,905
Wickes Group PLC	122,602	305,595
Wilmington PLC	47,861	177,866
Workspace Group PLC	119,961	551,532
XPS Pensions Group PLC	77,216	315,141
YouGov PLC(a)	73,548	210,071
Young & Co.’s Brewery PLC, Class A	18,688	208,599
Yu Group PLC	11,510	249,773
Zotefoams PLC	34,140	199,374
Total United Kingdom		55,514,062
United States – 0.3%
Reliance Worldwide Corp. Ltd.	153,754	416,496
Sims Ltd.	38,370	732,620
Total United States		1,149,116
TOTAL COMMON STOCKS (Cost: $343,434,922)		421,486,813
RIGHTS – 0.0%
Australia – 0.0%
Centuria Capital Group*^	21,694	0	‡
Spain – 0.0%
Tubacex SA*	88,097	5,333
TOTAL RIGHTS (Cost: $5,333)		5,333

MUTUAL FUND – 0.0%
United States – 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c) (Cost: $63,039)	63,039	63,039

See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2026
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%
United States – 2.8%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c)	6,289,381	$6,289,381
WisdomTree Treasury Money Market Digital Fund, 3.45%(c)(d)	5,800,000	5,800,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $12,089,381)		12,089,381
TOTAL INVESTMENTS IN SECURITIES – 101.9% (Cost: $355,592,675)		433,644,566
Other Liabilities less Assets – (1.9)%		(7,927,302)
NET ASSETS – 100.0%		$425,717,264

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $288,251, which represents 0.1% of net assets.

†     Share amount represents a fractional share.

‡     Amount is less than $1.

(a)   Security, or portion thereof, was on loan at June 30, 2026 (See Note 2). At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $21,936,222 and the total market value of the collateral held by the Fund was $25,057,520. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $12,968,139.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of June 30, 2026.

(d)  Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$1,700,000	$68,800,000	$64,700,000	$—	$—	$5,800,000	$216,818

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	8/5/2026	41,116,520	USD	30,979,921	GBP	$—	$(643)
Deutsche Bank AG	7/3/2026	1,954,228	AUD	1,353,858	USD	9	—
Deutsche Bank AG	7/3/2026	141,524	CHF	175,465	USD	1	—
Deutsche Bank AG	7/3/2026	275,049	DKK	42,071	USD	0^	—
Deutsche Bank AG	7/3/2026	2,443,431	EUR	2,793,660	USD	27	—
Deutsche Bank AG	7/3/2026	8,223,281	ILS	2,760,120	USD	—	(48)
Deutsche Bank AG	7/3/2026	1,303,403,780	JPY	8,020,264	USD	75	—
Deutsche Bank AG	7/3/2026	10,278,822	NOK	1,038,713	USD	10	—
Deutsche Bank AG	7/3/2026	29,060,606	SEK	3,002,840	USD	25	—
Deutsche Bank AG	7/3/2026	2,617,276	SGD	2,023,605	USD	18	—
Deutsche Bank AG	7/3/2026	1,384,544	USD	1,925,481	AUD	50,593	—
Deutsche Bank AG	7/3/2026	179,442	USD	139,742	CHF	6,186	—
Deutsche Bank AG	7/3/2026	43,025	USD	275,089	DKK	947	—
Deutsche Bank AG	7/3/2026	2,856,978	USD	2,444,925	EUR	61,582	—
See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Deutsche Bank AG	7/3/2026	2,822,678	USD	7,912,187	ILS	$167,022	$—
Deutsche Bank AG	7/3/2026	8,202,045	USD	1,302,333,073	JPY	188,295	—
Deutsche Bank AG	7/3/2026	1,062,256	USD	9,815,068	NOK	70,398	—
Deutsche Bank AG	7/3/2026	3,070,900	USD	28,308,972	SEK	145,702	—
Deutsche Bank AG	7/3/2026	2,069,470	USD	2,633,405	SGD	33,377	—
Deutsche Bank AG	8/5/2026	6,929,089	USD	10,007,668	AUD	—	(46)
Deutsche Bank AG	8/5/2026	821,402	USD	660,138	CHF	—	(13)
Deutsche Bank AG	8/5/2026	204,707	USD	1,336,018	DKK	—	(5)
Deutsche Bank AG	8/5/2026	13,278,475	USD	11,598,269	EUR	—	(154)
Deutsche Bank AG	8/5/2026	2,346,503	USD	6,985,352	ILS	—	(4)
Deutsche Bank AG	8/5/2026	24,408,268	USD	3,956,392,909	JPY	—	(314)
Deutsche Bank AG	8/5/2026	4,857,185	USD	48,086,661	NOK	—	(42)
Deutsche Bank AG	8/5/2026	5,563,200	USD	53,743,333	SEK	—	(104)
Deutsche Bank AG	8/5/2026	2,020,109	USD	2,606,896	SGD	—	(138)
Goldman Sachs	7/3/2026	1,954,228	AUD	1,353,858	USD	9	—
Goldman Sachs	7/3/2026	141,523	CHF	175,462	USD	2	—
Goldman Sachs	7/3/2026	275,044	DKK	42,070	USD	1	—
Goldman Sachs	7/3/2026	2,443,429	EUR	2,793,656	USD	30	—
Goldman Sachs	7/3/2026	8,223,272	ILS	2,760,116	USD	—	(47)
Goldman Sachs	7/3/2026	1,303,405,660	JPY	8,020,262	USD	88	—
Goldman Sachs	7/3/2026	10,278,884	NOK	1,038,712	USD	17	—
Goldman Sachs	7/3/2026	29,060,723	SEK	3,002,840	USD	37	—
Goldman Sachs	7/3/2026	2,617,299	SGD	2,023,601	USD	40	—
Goldman Sachs	8/5/2026	6,929,089	USD	10,007,726	AUD	—	(86)
Goldman Sachs	8/5/2026	821,402	USD	660,143	CHF	—	(19)
Goldman Sachs	8/5/2026	204,707	USD	1,336,034	DKK	—	(8)
Goldman Sachs	8/5/2026	13,278,472	USD	11,598,286	EUR	—	(177)
Goldman Sachs	8/5/2026	2,346,499	USD	6,985,342	ILS	—	(5)
Goldman Sachs	8/5/2026	24,408,268	USD	3,956,411,825	JPY	—	(431)
Goldman Sachs	8/5/2026	4,857,184	USD	48,086,598	NOK	—	(36)
Goldman Sachs	8/5/2026	5,563,199	USD	53,742,983	SEK	—	(69)
Goldman Sachs	8/5/2026	2,020,109	USD	2,606,773	SGD	—	(43)
HSBC Holdings PLC	7/3/2026	170,471	AUD	117,743	USD	357	—
HSBC Holdings PLC	7/3/2026	12,353	CHF	15,260	USD	55	—
HSBC Holdings PLC	7/3/2026	24,035	DKK	3,659	USD	17	—
HSBC Holdings PLC	7/3/2026	213,526	EUR	242,960	USD	1,174	—
HSBC Holdings PLC	7/3/2026	715,719	ILS	240,043	USD	182	—
HSBC Holdings PLC	7/3/2026	112,727,171	JPY	697,510	USD	—	(3,857)
HSBC Holdings PLC	7/3/2026	890,824	NOK	90,335	USD	—	(313)
HSBC Holdings PLC	7/3/2026	2,536,192	SEK	261,152	USD	916	—
HSBC Holdings PLC	7/3/2026	227,935	SGD	175,990	USD	245	—
HSBC Holdings PLC	7/3/2026	1,384,541	USD	1,925,463	AUD	50,602	—
HSBC Holdings PLC	7/3/2026	179,439	USD	139,738	CHF	6,187	—
HSBC Holdings PLC	7/3/2026	43,022	USD	275,069	DKK	947	—
HSBC Holdings PLC	7/3/2026	2,856,977	USD	2,444,920	EUR	61,587	—
HSBC Holdings PLC	7/3/2026	2,822,677	USD	7,912,466	ILS	166,927	—
HSBC Holdings PLC	7/3/2026	8,202,041	USD	1,302,339,754	JPY	188,250	—
HSBC Holdings PLC	7/3/2026	1,062,253	USD	9,815,013	NOK	70,400	—
HSBC Holdings PLC	7/3/2026	3,070,899	USD	28,308,920	SEK	145,706	—
HSBC Holdings PLC	7/3/2026	2,069,468	USD	2,633,584	SGD	33,236	—
JPMorgan Chase Bank NA	7/3/2026	1,954,226	AUD	1,353,858	USD	7	—

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JPMorgan Chase Bank NA	7/3/2026	141,525	CHF	175,465	USD	$2	$—
JPMorgan Chase Bank NA	7/3/2026	275,049	DKK	42,071	USD	0^	—
JPMorgan Chase Bank NA	7/3/2026	2,443,428	EUR	2,793,660	USD	25	—
JPMorgan Chase Bank NA	7/3/2026	8,223,195	ILS	2,760,120	USD	—	(77)
JPMorgan Chase Bank NA	7/3/2026	1,303,405,584	JPY	8,020,264	USD	86	—
JPMorgan Chase Bank NA	7/3/2026	10,278,834	NOK	1,038,713	USD	11	—
JPMorgan Chase Bank NA	7/3/2026	29,060,632	SEK	3,002,840	USD	28	—
JPMorgan Chase Bank NA	7/3/2026	2,617,262	SGD	2,023,605	USD	7	—
JPMorgan Chase Bank NA	7/3/2026	1,384,544	USD	1,925,443	AUD	50,620	—
JPMorgan Chase Bank NA	7/3/2026	179,442	USD	139,741	CHF	6,187	—
JPMorgan Chase Bank NA	7/3/2026	43,025	USD	275,087	DKK	948	—
JPMorgan Chase Bank NA	7/3/2026	2,856,978	USD	2,444,934	EUR	61,571	—
JPMorgan Chase Bank NA	7/3/2026	2,822,678	USD	7,913,085	ILS	166,721	—
JPMorgan Chase Bank NA	7/3/2026	8,202,045	USD	1,302,335,058	JPY	188,283	—
JPMorgan Chase Bank NA	7/3/2026	1,062,256	USD	9,815,088	NOK	70,396	—
JPMorgan Chase Bank NA	7/3/2026	3,070,900	USD	28,308,643	SEK	145,736	—
JPMorgan Chase Bank NA	7/3/2026	2,069,470	USD	2,633,568	SGD	33,251	—
JPMorgan Chase Bank NA	8/5/2026	6,929,089	USD	10,007,726	AUD	—	(86)
JPMorgan Chase Bank NA	8/5/2026	821,402	USD	660,139	CHF	—	(14)
JPMorgan Chase Bank NA	8/5/2026	204,707	USD	1,336,009	DKK	—	(4)
JPMorgan Chase Bank NA	8/5/2026	13,278,475	USD	11,598,298	EUR	—	(188)
JPMorgan Chase Bank NA	8/5/2026	2,346,503	USD	6,986,100	ILS	—	(256)
JPMorgan Chase Bank NA	8/5/2026	24,408,268	USD	3,956,393,519	JPY	—	(318)
JPMorgan Chase Bank NA	8/5/2026	4,857,185	USD	48,087,001	NOK	—	(76)
JPMorgan Chase Bank NA	8/5/2026	5,563,200	USD	53,743,294	SEK	—	(100)
JPMorgan Chase Bank NA	8/5/2026	2,020,109	USD	2,606,790	SGD	—	(56)
Morgan Stanley & Co. International	7/3/2026	1,954,225	AUD	1,353,858	USD	7	—
Morgan Stanley & Co. International	7/3/2026	141,525	CHF	175,465	USD	2	—
Morgan Stanley & Co. International	7/3/2026	275,049	DKK	42,071	USD	0^	—
Morgan Stanley & Co. International	7/3/2026	2,443,431	EUR	2,793,660	USD	27	—
Morgan Stanley & Co. International	7/3/2026	8,223,281	ILS	2,760,120	USD	—	(48)
Morgan Stanley & Co. International	7/3/2026	1,303,404,582	JPY	8,020,264	USD	80	—
Morgan Stanley & Co. International	7/3/2026	10,278,839	NOK	1,038,713	USD	11	—
Morgan Stanley & Co. International	7/3/2026	29,060,618	SEK	3,002,840	USD	27	—
Morgan Stanley & Co. International	7/3/2026	2,617,280	SGD	2,023,605	USD	21	—
Morgan Stanley & Co. International	7/3/2026	1,384,544	USD	1,925,478	AUD	50,595	—
Morgan Stanley & Co. International	7/3/2026	179,442	USD	139,741	CHF	6,187	—
Morgan Stanley & Co. International	7/3/2026	43,025	USD	275,088	DKK	948	—
Morgan Stanley & Co. International	7/3/2026	2,856,978	USD	2,444,924	EUR	61,583	—
Morgan Stanley & Co. International	7/3/2026	2,822,678	USD	7,913,886	ILS	166,452	—
Morgan Stanley & Co. International	7/3/2026	8,202,045	USD	1,302,338,405	JPY	188,262	—
Morgan Stanley & Co. International	7/3/2026	1,062,256	USD	9,815,064	NOK	70,398	—
Morgan Stanley & Co. International	7/3/2026	3,070,900	USD	28,308,840	SEK	145,716	—
Morgan Stanley & Co. International	7/3/2026	2,069,470	USD	2,633,714	SGD	33,138	—
Morgan Stanley & Co. International	8/5/2026	6,929,089	USD	10,007,754	AUD	—	(106)
Morgan Stanley & Co. International	8/5/2026	821,402	USD	660,142	CHF	—	(18)
Morgan Stanley & Co. International	8/5/2026	204,707	USD	1,336,030	DKK	—	(7)
Morgan Stanley & Co. International	8/5/2026	13,278,475	USD	11,598,289	EUR	—	(177)
Morgan Stanley & Co. International	8/5/2026	2,346,503	USD	6,986,525	ILS	—	(398)
Morgan Stanley & Co. International	8/5/2026	24,408,268	USD	3,956,405,113	JPY	—	(390)

See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2026
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	8/5/2026	4,857,185	USD	48,086,165	NOK	$8	$—
Morgan Stanley & Co. International	8/5/2026	5,563,200	USD	53,743,778	SEK	—	(150)
Morgan Stanley & Co. International	8/5/2026	2,020,109	USD	2,606,769	SGD	—	(39)
Royal Bank of Canada	7/3/2026	1,954,225	AUD	1,353,858	USD	7	—
Royal Bank of Canada	7/3/2026	141,524	CHF	175,465	USD	0^	—
Royal Bank of Canada	7/3/2026	275,048	DKK	42,071	USD	0^	—
Royal Bank of Canada	7/3/2026	2,443,529	EUR	2,793,660	USD	140	—
Royal Bank of Canada	7/3/2026	8,223,557	ILS	2,760,120	USD	45	—
Royal Bank of Canada	7/3/2026	1,303,506,439	JPY	8,020,264	USD	706	—
Royal Bank of Canada	7/3/2026	10,278,819	NOK	1,038,713	USD	9	—
Royal Bank of Canada	7/3/2026	29,060,558	SEK	3,002,840	USD	20	—
Royal Bank of Canada	7/3/2026	2,617,276	SGD	2,023,605	USD	18	—
Royal Bank of Canada	7/3/2026	1,384,544	USD	1,925,473	AUD	50,599	—
Royal Bank of Canada	7/3/2026	179,442	USD	139,741	CHF	6,187	—
Royal Bank of Canada	7/3/2026	43,025	USD	275,103	DKK	945	—
Royal Bank of Canada	7/3/2026	2,856,978	USD	2,445,044	EUR	61,446	—
Royal Bank of Canada	7/3/2026	2,822,678	USD	7,912,892	ILS	166,785	—
Royal Bank of Canada	7/3/2026	8,202,045	USD	1,302,445,441	JPY	187,603	—
Royal Bank of Canada	7/3/2026	1,062,256	USD	9,814,898	NOK	70,415	—
Royal Bank of Canada	7/3/2026	3,070,900	USD	28,308,732	SEK	145,727	—
Royal Bank of Canada	7/3/2026	2,069,470	USD	2,633,839	SGD	33,041	—
Royal Bank of Canada	8/5/2026	6,929,089	USD	10,007,711	AUD	—	(76)
Royal Bank of Canada	8/5/2026	821,402	USD	660,133	CHF	—	(7)
Royal Bank of Canada	8/5/2026	204,707	USD	1,336,025	DKK	—	(6)
Royal Bank of Canada	8/5/2026	13,278,475	USD	11,598,775	EUR	—	(734)
Royal Bank of Canada	8/5/2026	2,346,503	USD	6,985,821	ILS	—	(162)
Royal Bank of Canada	8/5/2026	24,408,268	USD	3,956,710,216	JPY	—	(2,272)
Royal Bank of Canada	8/5/2026	4,857,185	USD	48,086,787	NOK	—	(54)
Royal Bank of Canada	8/5/2026	5,563,200	USD	53,743,399	SEK	—	(111)
Royal Bank of Canada	8/5/2026	2,020,109	USD	2,606,785	SGD	—	(52)
UBS Group AG	7/3/2026	50,910	AUD	35,684	USD	—	(414)
UBS Group AG	7/3/2026	3,732	CHF	4,625	USD	2	—
UBS Group AG	7/3/2026	7,239	DKK	1,109	USD	—	(2)
UBS Group AG	7/3/2026	64,309	EUR	73,633	USD	—	(106)
UBS Group AG	7/3/2026	216,098	ILS	72,750	USD	—	(219)
UBS Group AG	7/3/2026	34,076,023	JPY	211,393	USD	—	(1,710)
UBS Group AG	7/3/2026	264,898	NOK	27,378	USD	—	(609)
UBS Group AG	7/3/2026	759,718	SEK	79,147	USD	—	(644)
UBS Group AG	7/3/2026	68,914	SGD	53,337	USD	—	(54)
						$3,622,315	$(16,342)

^     Amount represents less than $1.
See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (concluded) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) June 30, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Australia	$40,247,982	$—	$288,251*	$40,536,233
Other	380,950,580	—	—	380,950,580
Rights	—	5,333	—	5,333
Mutual Fund	—	63,039	—	63,039
Investment of Cash Collateral for Securities Loaned	—	12,089,381	—	12,089,381
Total Investments in Securities	$421,198,562	$12,157,753	$288,251	$433,644,566
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$3,622,315	$—	$3,622,315
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(16,342)	$—	$(16,342)
Total – Net	$421,198,562	$15,763,726	$288,251	$437,250,539

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments WisdomTree International Adaptive Moving Average Fund (WIMA) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 99.3%
Australia – 6.9%
ANZ Group Holdings Ltd.	9,685	$237,190
APA Group	3,705	26,028
Aristocrat Leisure Ltd.	1,885	80,014
ASX Ltd.	602	22,238
BHP Group Ltd.	16,250	668,725
Brambles Ltd.	4,745	64,037
Cochlear Ltd.	215	18,135
Coles Group Ltd.	4,290	72,430
Commonwealth Bank of Australia	5,718	652,131
CSL Ltd.	1,455	115,661
Dexus	3,513	13,143
Fortescue Ltd.	5,525	73,301
Glencore PLC*	33,022	225,190
Goodman Group	5,396	116,375
Insurance Australia Group Ltd.	7,916	44,367
Lottery Corp. Ltd.	7,146	28,516
Macquarie Group Ltd.	1,107	191,955
National Australia Bank Ltd.	10,597	277,953
Northern Star Resources Ltd.	3,575	46,935
QBE Insurance Group Ltd.	4,745	82,808
Ramsay Health Care Ltd.	585	17,825
Rio Tinto Ltd.	1,170	139,832
Rio Tinto PLC	3,705	350,221
Santos Ltd.	6,035	30,145
Scentre Group	16,840	45,034
Sonic Healthcare Ltd.	1,495	21,554
South32 Ltd.	15,990	43,204
Stockland	7,747	21,898
Suncorp Group Ltd.	3,445	46,039
Tabcorp Holdings Ltd.	8,190	4,738
Telstra Group Ltd.	13,520	47,583
Transurban Group	9,425	93,896
Wesfarmers Ltd.	3,640	227,970
Westpac Banking Corp.	11,640	283,940
Woodside Energy Group Ltd.	6,024	117,732
Woolworths Group Ltd.	4,078	113,094
Total Australia		4,661,837
Austria – 0.2%
Erste Group Bank AG	893	119,555
Mondi PLC	1,445	13,122
Total Austria		132,677
Belgium – 0.8%
Ageas SA	560	44,817
Anheuser-Busch InBev SA	2,470	205,188
KBC Group NV	792	108,026
Solvay SA	237	7,121
Syensqo SA	260	19,203
Investments	Shares	Value
UCB SA	406	$121,615
Umicore SA	650	15,041
Total Belgium		521,011
Brazil – 0.0%
Pluxee NV	258	3,383
Yara International ASA	585	25,740
Total Brazil		29,123
Chile – 0.1%
Antofagasta PLC	1,294	65,607
China – 0.3%
BOC Hong Kong Holdings Ltd.	11,870	64,148
Prosus NV*	3,380	146,807
Wilmar International Ltd.	6,490	18,113
Total China		229,068
Denmark – 1.7%
Ambu AS, Class B	715	6,671
Carlsberg AS, Class B	325	42,591
Coloplast AS, Class B	390	22,208
Danske Bank AS	2,209	118,322
DSV AS	650	154,000
Genmab AS*	210	57,655
GN Store Nord AS*	410	5,472
Novo Nordisk AS, Class B	11,011	529,835
Novonesis Novozymes, Class B	1,170	73,890
Orsted AS*(a)	1,170	26,271
Pandora AS	325	37,312
Tryg AS	1,047	23,845
Vestas Wind Systems AS	3,185	89,928
Total Denmark		1,188,000
Finland – 1.1%
Elisa OYJ	455	19,112
Fortum OYJ	1,430	33,172
Kesko OYJ, Class B	845	18,897
Kone OYJ, Class B	1,105	62,864
Neste OYJ	1,365	44,696
Nokia OYJ	18,136	239,592
Nordea Bank Abp	10,262	194,729
Sampo OYJ, Class A	7,572	79,593
Stora Enso OYJ, Class R	1,858	19,811
UPM-Kymmene OYJ	1,705	45,224
Total Finland		757,690
France – 9.0%
Air Liquide SA	2,073	410,684
Airbus SE	1,932	429,711
Alstom SA*	975	16,960
Arkema SA	227	14,313
AXA SA	6,352	318,449
BNP Paribas SA	3,690	430,906

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (continued) WisdomTree International Adaptive Moving Average Fund (WIMA) June 30, 2026
Investments	Shares	Value
Bouygues SA	780	$43,527
Bureau Veritas SA	910	27,862
Capgemini SE	533	53,601
Carrefour SA	2,015	37,436
Cie de Saint-Gobain SA	1,671	151,232
Cie Generale des Etablissements Michelin SCA	2,275	87,784
Credit Agricole SA	3,705	74,531
Danone SA	2,015	165,271
Dassault Systemes SE	2,145	43,689
Edenred SE	845	21,737
Eiffage SA	260	38,376
Engie SA	5,980	188,631
EssilorLuxottica SA	936	175,555
Hermes International SCA	105	191,834
Kering SA	249	70,402
Legrand SA	877	148,095
L’Oreal SA	828	363,183
LVMH Moet Hennessy Louis Vuitton SE	910	503,659
Orange SA	6,435	121,430
Pernod Ricard SA	715	52,203
Publicis Groupe SA	715	70,678
Renault SA	650	18,638
Safran SA	1,053	415,344
Sartorius Stedim Biotech	90	18,686
Societe Generale SA	2,665	235,738
Sodexo SA	291	16,851
Teleperformance SE	195	10,251
Thales SA	351	90,212
TotalEnergies SE	8,277	643,774
Unibail-Rodamco-Westfield*	455	53,295
Valeo SE	845	12,380
Veolia Environnement SA	1,820	75,825
Vinci SA	1,713	250,293
Vivendi SE	2,600	6,421
Worldline SA*(a)	33	388
Total France		6,099,835
Germany – 8.1%
adidas AG	626	128,398
Allianz SE, Registered Shares	1,355	641,512
BASF SE	3,018	161,413
Bayer AG, Registered Shares	3,211	177,720
Bayerische Motoren Werke AG	1,235	80,850
Beiersdorf AG	325	27,994
Brenntag SE	520	31,616
Continental AG	362	29,865
Daimler Truck Holding AG	1,430	68,994
Deutsche Bank AG, Registered Shares	6,435	217,955
Deutsche Boerse AG	622	169,818
Deutsche Post AG, Registered Shares	3,257	197,730
Investments	Shares	Value
Deutsche Telekom AG, Registered Shares	10,985	$299,536
Deutsche Wohnen SE	1,123	24,035
E.ON SE	7,342	151,304
Fresenius Medical Care AG	715	32,371
Fresenius SE & Co. KGaA	1,374	62,789
Hannover Rueck SE	195	54,042
Heidelberg Materials AG	455	86,822
HelloFresh SE*	520	2,347
Infineon Technologies AG	4,290	400,572
Knorr-Bremse AG	239	27,762
LEG Immobilien SE	260	16,424
Mercedes-Benz Group AG	2,795	140,347
Merck KGaA	428	71,858
MTU Aero Engines AG	178	74,056
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	459	256,352
Puma SE*	325	9,876
RWE AG	2,125	137,559
SAP SE	3,462	530,386
Scout24 SE(a)	355	29,365
Siemens AG, Registered Shares	2,513	807,776
Siemens Energy AG	1,313	248,891
Siemens Healthineers AG(a)	889	34,761
Symrise AG	423	42,471
Vonovia SE	1,755	43,320
Zalando SE*(a)	520	15,083
Total Germany		5,533,970
Hong Kong – 1.5%
AIA Group Ltd.	39,600	360,801
CK Asset Holdings Ltd.	8,260	46,535
CLP Holdings Ltd.	5,180	48,352
Hong Kong & China Gas Co. Ltd.	36,570	30,312
Hong Kong Exchanges & Clearing Ltd.	3,920	181,452
Link REIT	6,900	32,115
MTR Corp. Ltd.	5,090	19,796
New World Development Co., Ltd.*	4,080	3,293
Power Assets Holdings Ltd.	4,660	33,931
Prudential PLC	8,515	113,354
Sun Hung Kai Properties Ltd.	4,130	59,143
Techtronic Industries Co. Ltd.	4,130	68,201
WH Group Ltd.(a)	32,490	34,346
Wharf Real Estate Investment Co. Ltd.	5,080	13,850
Total Hong Kong		1,045,481
Indonesia – 0.1%
Jardine Matheson Holdings, Ltd.	720	44,640
Ireland – 0.1%
Kerry Group PLC, Class A	520	47,769
Kingspan Group PLC	520	47,532
Total Ireland		95,301

See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Adaptive Moving Average Fund (WIMA) June 30, 2026
Investments	Shares	Value
Israel – 0.6%
Bank Hapoalim BM	3,705	$85,293
Bank Leumi Le-Israel BM	4,680	104,503
Check Point Software Technologies Ltd.*	361	47,446
Nice Ltd.*	195	17,514
Teva Pharmaceutical Industries Ltd., ADR*	3,571	120,986
Wix.com, Ltd.*	182	8,257
Total Israel		383,999
Italy – 3.2%
Enel SpA	25,972	298,541
Eni SpA	8,060	190,013
Ferrari NV	405	150,186
FinecoBank Banca Fineco SpA	1,950	48,936
Generali	3,523	171,627
Intesa Sanpaolo SpA	52,794	361,553
Moncler SpA	650	37,737
Nexi SpA(a)	1,235	5,001
Prysmian SpA	770	128,574
Snam SpA	6,473	46,742
Telecom Italia SpA*	4,717	42,917
Terna – Rete Elettrica Nazionale	4,530	53,034
UniCredit SpA	6,787	607,265
Total Italy		2,142,126
Japan – 24.6%
Advantest Corp.	2,900	577,056
Aeon Co. Ltd.	7,210	59,490
AGC, Inc.	710	30,427
Ajinomoto Co., Inc.	3,550	128,283
Asahi Group Holdings Ltd.	4,980	47,433
Asahi Kasei Corp.	4,480	49,369
Astellas Pharma, Inc.	6,800	91,001
Bandai Namco Holdings, Inc.	2,140	49,825
Bridgestone Corp.	3,960	83,086
Canon, Inc.	3,860	98,492
Central Japan Railway Co.	2,550	54,428
Chubu Electric Power Co., Inc.	2,440	45,940
Chugai Pharmaceutical Co. Ltd.	2,460	114,036
Daifuku Co. Ltd.	1,120	49,100
Daiichi Life Group, Inc.	16,050	175,634
Daiichi Sankyo Co. Ltd.	6,500	104,324
Daikin Industries Ltd.	910	138,215
Daiwa House Industry Co. Ltd.	2,060	55,985
Denso Corp.	6,500	75,028
Disco Corp.	310	154,995
East Japan Railway Co.	3,550	74,440
Eisai Co. Ltd.	910	23,063
ENEOS Holdings, Inc.	11,380	83,814
FANUC Corp.	3,610	163,369
Fast Retailing Co. Ltd.	620	315,903
Investments	Shares	Value
FUJIFILM Holdings Corp.	4,060	$87,008
Fujitsu Ltd.	7,310	146,043
Hamamatsu Photonics KK	1,020	16,763
Hitachi Ltd.	17,970	494,348
Honda Motor Co. Ltd.	18,080	164,642
Hoya Corp.	1,340	213,955
ITOCHU Corp.	24,990	285,073
Japan Exchange Group, Inc.	3,860	48,569
Japan Post Holdings Co. Ltd.	5,890	78,606
Japan Tobacco, Inc.	4,570	169,050
Kao Corp.	3,460	68,615
KDDI Corp.	12,080	204,028
Keyence Corp.	660	329,178
Kikkoman Corp.	2,550	26,171
Kirin Holdings Co. Ltd.	2,950	51,013
Komatsu Ltd.	3,300	127,553
Kubota Corp.	3,660	60,476
Kyowa Kirin Co. Ltd.	920	14,644
Lasertec Corp.	260	79,508
LY Corp.	9,860	26,318
M3, Inc.	1,530	17,086
Makita Corp.	810	28,861
Marubeni Corp.	6,100	176,028
Minebea Mitsumi, Inc.	1,230	35,994
MISUMI Group, Inc.	920	22,609
Mitsubishi Chemical Group Corp.	4,790	33,260
Mitsubishi Corp.	14,830	396,653
Mitsubishi Electric Corp.	6,710	242,596
Mitsubishi Estate Co. Ltd.	4,470	114,002
Mitsubishi Heavy Industries Ltd.	11,780	265,716
Mitsubishi UFJ Financial Group, Inc.	45,090	889,732
Mitsui Fudosan Co. Ltd.	10,260	94,630
Mizuho Financial Group, Inc.	8,870	422,584
MS&AD Insurance Group Holdings, Inc.	4,970	129,659
Murata Manufacturing Co. Ltd.	6,500	455,730
NEC Corp.	4,870	117,611
Nexon Co. Ltd.	1,730	22,838
NIDEC Corp.*	3,350	54,519
Nihon M&A Center Holdings, Inc.	1,020	3,996
Nintendo Co. Ltd.	4,230	177,372
Nippon Paint Holdings Co. Ltd.	2,350	15,226
Nippon Steel Corp.	15,150	49,973
Nissan Motor Co. Ltd.*	8,540	15,764
Nitori Holdings Co. Ltd.	1,420	21,096
Nitto Denko Corp.	2,650	51,687
Nomura Holdings, Inc.	11,580	100,713
Nomura Research Institute Ltd.	1,120	31,645
NTT, Inc.	119,530	106,641
Obic Co. Ltd.	1,220	28,697

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (continued) WisdomTree International Adaptive Moving Average Fund (WIMA) June 30, 2026
Investments	Shares	Value
Odakyu Electric Railway Co. Ltd.	920	$9,436
Olympus Corp.	4,270	44,638
Omron Corp.	710	25,338
Ono Pharmaceutical Co. Ltd.	1,420	20,864
Oriental Land Co. Ltd.	3,860	59,138
Otsuka Holdings Co. Ltd.	1,390	92,410
Pan Pacific International Holdings Corp.	7,630	38,637
Panasonic Holdings Corp.	8,130	225,204
Rakuten Group, Inc.*	2,860	13,258
Recruit Holdings Co. Ltd.	5,080	354,139
Renesas Electronics Corp.	2,850	84,294
Resona Holdings, Inc.	7,820	101,332
Rohm Co. Ltd.	1,320	43,728
Secom Co. Ltd.	1,530	60,776
Sekisui House Ltd.	2,230	46,404
Seven & i Holdings Co. Ltd.	8,230	99,099
Shimadzu Corp.	810	20,513
Shimano, Inc.	300	32,017
Shin-Etsu Chemical Co. Ltd.	6,500	280,277
Shionogi & Co. Ltd.	2,850	48,907
Shiseido Co. Ltd.	1,420	22,874
SMC Corp.	200	87,716
SoftBank Corp.	105,820	135,494
SoftBank Group Corp.	23,150	849,367
Sompo Holdings, Inc.	3,810	146,235
Sony Financial Group, Inc.	26,000	22,860
Sony Group Corp.	23,460	473,458
Subaru Corp.	2,240	32,940
Sumitomo Chemical Co. Ltd.	6,490	20,505
Sumitomo Corp.	17,880	170,411
Sumitomo Electric Industries Ltd.	10,720	193,062
Sumitomo Metal Mining Co. Ltd.	710	32,629
Sumitomo Mitsui Financial Group, Inc.	14,420	563,048
Sumitomo Mitsui Trust Holdings, Inc.	2,460	91,680
Sumitomo Realty & Development Co. Ltd.	2,210	50,870
Suzuki Motor Corp.	5,490	66,056
Sysmex Corp.	1,830	16,558
Takeda Pharmaceutical Co. Ltd.	5,890	186,820
TDK Corp.	7,210	158,374
Terumo Corp.	4,770	65,566
Tokio Marine Holdings, Inc.	7,010	310,635
Tokyo Electron Ltd.	1,600	759,514
Tokyo Gas Co. Ltd.	1,340	50,467
Toray Industries, Inc.	5,190	36,005
TOTO Ltd.	510	27,021
Toyota Motor Corp.	39,300	658,929
Toyota Tsusho Corp.	2,240	82,392
Unicharm Corp.	4,480	26,010
West Japan Railway Co.	1,220	20,455
Investments	Shares	Value
Yamato Holdings Co. Ltd.	820	$9,256
Yaskawa Electric Corp.	810	35,021
Total Japan		16,759,852
Luxembourg – 0.3%
ArcelorMittal SA	2,354	141,833
Eurofins Scientific SE	455	35,665
Total Luxembourg		177,498
Macau – 0.1%
Galaxy Entertainment Group Ltd.	6,240	23,410
Sands China Ltd.	6,920	11,515
Total Macau		34,925
Netherlands – 5.9%
Adyen NV*(a)	59	55,340
Akzo Nobel NV	650	44,098
Argenx SE*	145	134,513
ASM International NV	152	173,868
ASML Holding NV	1,360	2,676,584
Heineken Holding NV	390	29,763
Heineken NV	845	71,104
ING Groep NV	12,426	393,098
Koninklijke Ahold Delhaize NV	3,515	141,539
Koninklijke KPN NV	11,303	55,774
Koninklijke Philips NV	2,910	79,050
Magnum Ice Cream Co. NV*	1,755	30,549
NN Group NV	957	83,877
Randstad NV	390	11,241
Wolters Kluwer NV	845	54,526
Total Netherlands		4,034,924
New Zealand – 0.0%
Xero Ltd.*	390	19,513
Norway – 0.4%
DNB Bank ASA	2,990	89,046
Equinor ASA	3,185	100,904
Mowi ASA	1,430	26,416
Norsk Hydro ASA	4,485	40,701
Telenor ASA	2,210	31,669
Total Norway		288,736
Portugal – 0.1%
EDP SA	8,944	46,844
Singapore – 1.3%
DBS Group Holdings Ltd.	6,390	323,094
Oversea-Chinese Banking Corp. Ltd.	10,910	209,099
Singapore Telecommunications Ltd.	26,010	88,681
STMicroelectronics NV	2,094	154,393
United Overseas Bank Ltd.	3,840	118,040
Total Singapore		893,307
See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Adaptive Moving Average Fund (WIMA) June 30, 2026
Investments	Shares	Value
South Africa – 0.3%
Anglo American PLC	3,539	$173,653
South Korea – 0.0%
Delivery Hero SE*(a)	390	16,052
Spain – 4.0%
ACS Actividades de Construccion y Servicios SA	756	111,240
Aena SME SA(a)	2,210	67,362
Amadeus IT Group SA	1,450	84,680
Banco Bilbao Vizcaya Argentaria SA	21,293	532,410
Banco Santander SA	55,373	765,013
CaixaBank SA	11,418	161,676
Cellnex Telecom SA*(a)	1,011	30,226
Endesa SA	975	44,455
Grifols SA	910	9,322
Iberdrola SA	19,539	487,882
Industria de Diseno Textil SA	3,510	221,196
Repsol SA	4,810	121,039
Telefonica SA	16,120	64,800
Total Spain		2,701,301
Sweden – 2.4%
Alfa Laval AB	1,040	62,004
Alleima AB	975	8,936
Assa Abloy AB, Class B	3,172	112,221
Atlas Copco AB, Class A	12,740	258,205
Boliden AB	910	51,414
Epiroc AB, Class A	3,250	89,291
EQT AB	780	22,083
Essity AB, Class B	1,950	55,267
Evolution AB*(a)	520	35,741
H & M Hennes & Mauritz AB, Class B	2,535	43,664
Hexagon AB, Class B	6,175	51,119
Kinnevik AB, Class B*	845	4,540
Nibe Industrier AB, Class B	3,948	14,694
Sandvik AB	3,573	147,636
Skandinaviska Enskilda Banken AB, Class A	5,005	99,757
Skanska AB, Class B	1,105	29,594
SKF AB, Class B	1,208	31,055
Svenska Cellulosa AB SCA, Class B	1,918	19,639
Svenska Handelsbanken AB, Class A	4,680	68,956
Swedbank AB, Class A	2,844	106,377
Telefonaktiebolaget LM Ericsson, Class B	9,318	104,125
Telia Co. AB	7,345	35,829
Volvo AB, Class B	4,485	152,695
Total Sweden		1,604,842
Switzerland – 6.2%
ABB Ltd., Registered Shares	5,814	631,240
Accelleron Industries AG	291	29,942
Adecco Group AG, Registered Shares	549	10,141
Chocoladefabriken Lindt & Spruengli AG	5	58,266
Investments	Shares	Value
Cie Financiere Richemont SA, Class A, Registered Shares	1,647	$380,894
DSM-Firmenich AG	551	52,287
Geberit AG, Registered Shares	117	78,295
Givaudan SA, Registered Shares	28	118,713
Julius Baer Group Ltd.	706	61,091
Kuehne & Nagel International AG, Registered Shares	171	41,539
Logitech International SA, Registered Shares	585	54,928
Lonza Group AG, Registered Shares	235	159,007
Nestle SA, Registered Shares	9,088	936,008
Partners Group Holding AG	59	48,435
Sandoz Group AG	1,430	129,625
Schindler Holding AG, Participation Certificate	195	64,786
SGS SA, Registered Shares	478	55,536
Sika AG, Registered Shares	447	92,403
Sonova Holding AG, Registered Shares	173	41,199
Straumann Holding AG, Registered Shares	325	42,869
Swatch Group AG, Bearer Shares	130	31,845
Swiss Life Holding AG, Registered Shares	96	105,872
Swisscom AG, Registered Shares	82	63,382
Temenos AG, Registered Shares	152	12,455
UBS Group AG, Registered Shares	11,960	593,960
Zurich Insurance Group AG	466	345,810
Total Switzerland		4,240,528
United Kingdom – 11.8%
Aberdeen Group PLC	7,057	22,311
Admiral Group PLC	634	29,957
Associated British Foods PLC	1,169	30,814
AstraZeneca PLC	4,306	805,834
Aviva PLC	9,861	85,098
BAE Systems PLC	10,525	257,594
Barclays PLC	56,949	382,916
Barratt Redrow PLC	3,185	11,883
British American Tobacco PLC	7,528	467,304
BT Group PLC	29,577	74,626
Bunzl PLC	1,106	38,607
Burberry Group PLC*	1,365	19,240
CK Hutchison Holdings Ltd.	8,740	73,836
Coca-Cola Europacific Partners PLC	649	64,945
Compass Group PLC	5,841	188,664
Croda International PLC	458	18,382
DCC PLC	325	26,917
Diageo PLC	7,665	154,889
Entain PLC	1,950	14,468
GSK PLC	13,171	346,303
Halma PLC	1,300	67,878
HSBC Holdings PLC	66,831	1,269,140
Imperial Brands PLC	3,120	115,493

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (continued) WisdomTree International Adaptive Moving Average Fund (WIMA) June 30, 2026
Investments	Shares	Value
Informa PLC	4,961	$59,537
Intertek Group PLC	520	40,064
Johnson Matthey PLC	650	16,323
Kingfisher PLC	7,085	26,631
Legal & General Group PLC	19,240	73,034
Lloyds Banking Group PLC	232,407	342,701
London Stock Exchange Group PLC	1,040	112,663
Melrose Industries PLC	4,674	29,461
National Grid PLC	12,550	207,879
NatWest Group PLC	14,710	130,224
Next PLC	455	87,837
Ocado Group PLC*	1,820	4,329
Pearson PLC	2,424	38,478
Persimmon PLC	1,105	15,399
Reckitt Benckiser Group PLC	2,257	147,114
RELX PLC	6,339	199,062
Rentokil Initial PLC	5,915	33,491
Rolls-Royce Holdings PLC	27,456	526,426
Sage Group PLC	3,612	39,119
Segro PLC	3,938	45,744
Smith & Nephew PLC	2,860	41,395
Smiths Group PLC	1,301	44,205
Spirax Group PLC	241	21,863
SSE PLC	3,390	109,605
St. James’s Place PLC	1,755	28,220
Standard Chartered PLC	8,840	239,468
Taylor Wimpey PLC	11,895	12,737
Tesco PLC	25,326	154,187
Unilever PLC	7,669	460,839
United Utilities Group PLC	2,210	38,396
Vodafone Group PLC	87,470	115,630
Whitbread PLC	650	20,627
WPP PLC	4,030	12,613
Total United Kingdom		8,042,400
United States – 8.2%
Aegon Ltd.	5,785	49,195
Alcon, Inc.	1,551	104,983
AP Moller – Maersk AS, Class B	28	66,552
BP PLC	66,506	412,309
Experian PLC	2,990	100,918
Ferguson Enterprises, Inc.	716	170,486
Ferrovial NV	1,550	106,291
Flutter Entertainment PLC*	466	46,907
Haleon PLC	16,573	76,482
Holcim AG, Registered Shares*	1,690	152,690
Investments	Shares	Value
InterContinental Hotels Group PLC	574	$99,971
James Hardie Industries PLC, CDI*	1,495	39,555
Novartis AG, Registered Shares	7,020	1,101,582
Octave Intelligence PLC, SDR*	598	9,664
QIAGEN NV	662	25,658
Roche Holding AG	2,323	958,401
Sanofi SA	3,752	322,068
Schneider Electric SE	1,770	577,547
Shell PLC	24,941	970,909
Stellantis NV*	6,500	36,975
Swiss Re AG	910	144,964
Total United States		5,574,107
TOTAL COMMON STOCKS (Cost: $61,744,485)		67,538,847
PREFERRED STOCKS – 0.3%
Germany – 0.3%
Henkel AG & Co. KGaA, 3.01%	910	76,511
Porsche Automobil Holding SE, 5.61%	520	16,028
Sartorius AG, 0.33%	117	30,713
Volkswagen AG, 6.98%	756	60,590
TOTAL PREFERRED STOCKS (Cost: $192,350)		183,842
RIGHTS – 0.0%
Spain – 0.0%
ACS Actividades de Construccion y Servicios SA* (Cost: $1,612)	756	1,588
MUTUAL FUND – 0.0%
United States – 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b) (Cost: $25,720)	25,720	25,720
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $61,964,167)		67,749,997
Other Assets less Liabilities – 0.4%		253,417
NET ASSETS – 100.0%		$68,003,414

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Rate shown represents annualized 7-day yield as of June 30, 2026.

ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree International Adaptive Moving Average Fund (WIMA) June 30, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$67,538,847	$—	$—	$67,538,847
Preferred Stocks	183,842	—	—	183,842
Rights	1,588	—	—	1,588
Mutual Fund	—	25,720	—	25,720
Total Investments in Securities	$67,724,277	$25,720	$—	$67,749,997

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments WisdomTree True Emerging Markets Fund (XC) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 99.8%
Argentina – 0.7%
Banks – 0.3%
Banco BBVA Argentina SA, ADR	2,506	$49,142
Grupo Financiero Galicia SA, ADR*(a)	4,189	209,576
Total Banks		258,718
Diversified Telecommunication Services – 0.1%
Telecom Argentina SA, ADR	3,110	40,430
Independent Power & Renewable Electricity Producers – 0.1%
Central Puerto SA, ADR*	3,517	52,263
Oil, Gas & Consumable Fuels – 0.2%
Vista Energy SAB de CV, ADR*	2,929	186,870
Total Argentina		538,281
Brazil – 11.4%
Aerospace & Defense – 0.4%
Embraer SA	20,507	324,288
Banks – 0.4%
Banco Bradesco SA	47,537	144,835
Banco Santander Brasil SA	11,729	60,730
Itau Unibanco Holding SA	16,419	140,432
Total Banks		345,997
Beverages – 0.5%
Ambev SA	134,762	424,129
Broadline Retail – 3.4%
MercadoLibre, Inc.*	1,590	2,698,850
Capital Markets – 1.0%
B3 SA – Brasil Bolsa Balcao	160,639	450,948
Banco BTG Pactual SA	31,109	325,097
Total Capital Markets		776,045
Commercial Services & Supplies – 0.0%
GPS Participacoes & Empreendimentos SA(b)	15,029	33,653
Consumer Staples Distribution & Retail – 0.3%
Raia Drogasil SA	45,400	147,446
Sendas Distribuidora SA	41,662	70,350
Total Consumer Staples Distribution & Retail		217,796
Containers & Packaging – 0.1%
Klabin SA	33,600	108,669
Diversified Telecommunication Services – 0.2%
Telefonica Brasil SA	24,180	158,601
Electric Utilities – 0.6%
CPFL Energia SA	6,119	52,939
Energisa SA	8,549	79,284
Equatorial SA	33,681	253,391
Transmissora Alianca de Energia Eletrica SA	7,209	55,405
Total Electric Utilities		441,019
Electrical Equipment – 0.5%
WEG SA	46,979	425,774
Investments	Shares	Value
Food Products – 0.1%
MBRF Global Foods Co. SA	26,279	$91,541
Ground Transportation – 0.4%
Localiza Rent a Car SA	26,598	213,465
Rumo SA	39,044	101,307
Total Ground Transportation		314,772
Health Care Providers & Services – 0.3%
Rede D’Or Sao Luiz SA(b)	32,039	214,854
Hotels, Restaurants & Leisure – 0.1%
Arcos Dorados Holdings, Inc., Class A	4,419	35,617
Smartfit Escola de Ginastica e Danca SA	6,556	24,940
Total Hotels, Restaurants & Leisure		60,557
Household Durables – 0.1%
Cyrela Brazil Realty SA Empreendimentos & Participacoes	8,544	37,999
Independent Power & Renewable Electricity Producers – 0.3%
Eneva SA*	30,920	159,619
Engie Brasil Energia SA	11,119	74,822
Total Independent Power & Renewable Electricity Producers		234,441
Insurance – 0.1%
Porto Seguro SA	5,861	59,924
Oil, Gas & Consumable Fuels – 0.5%
Brava Energia	13,677	50,998
PRIO SA*	30,074	303,009
Total Oil, Gas & Consumable Fuels		354,007
Paper & Forest Products – 0.2%
Suzano SA	24,101	185,090
Personal Care Products – 0.1%
Natura Cosmeticos SA*	28,284	47,705
Pharmaceuticals – 0.1%
Hypera SA	12,307	49,481
Real Estate Management & Development – 0.2%
Allos SA	13,524	73,317
Multiplan Empreendimentos Imobiliarios SA	9,159	51,794
Total Real Estate Management & Development		125,111
Software – 0.1%
TOTVS SA	14,979	83,057
Specialty Retail – 0.6%
Cosan SA*	52,350	37,422
Lojas Renner SA	26,447	75,418
Ultrapar Participacoes SA	28,046	141,207
Vibra Energia SA	34,107	196,960
Total Specialty Retail		451,007
Transportation Infrastructure – 0.1%
Motiva Infraestrutura de Mobilidade SA	32,003	90,396

See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (continued) WisdomTree True Emerging Markets Fund (XC) June 30, 2026
Investments	Shares	Value
Water Utilities – 0.6%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	73,780	$422,500
Cia De Saneamento do Parana Sanepar	7,949	56,915
Total Water Utilities		479,415
Wireless Telecommunication Services – 0.1%
TIM SA	26,237	110,859
Total Brazil		8,945,037
Chile – 2.1%
Banks – 0.9%
Banco de Chile	1,506,984	294,992
Banco de Credito & Inversiones SA	2,614	171,704
Banco Itau Chile SA	2,032	41,425
Banco Santander Chile	2,132,407	174,599
Total Banks		682,720
Broadline Retail – 0.2%
Falabella SA	25,956	162,025
Consumer Staples Distribution & Retail – 0.1%
Cencosud SA	38,750	89,511
Electric Utilities – 0.1%
Enel Americas SA	569,160	50,984
Enel Chile SA	798,714	70,162
Total Electric Utilities		121,146
Industrial Conglomerates – 0.0%
Quinenco SA	9,421	40,102
Paper & Forest Products – 0.1%
Empresas CMPC SA	38,838	43,214
Passenger Airlines – 0.3%
Latam Airlines Group SA	7,762,003	225,681
Real Estate Management & Development – 0.3%
Cencosud Shopping SA	12,854	32,926
Parque Arauco SA	26,685	111,849
Plaza SA	25,009	103,063
Total Real Estate Management & Development		247,838
Specialty Retail – 0.1%
Empresas Copec SA	12,238	76,327
Total Chile		1,688,564
Colombia – 0.3%
Banks – 0.3%
Grupo Cibest SA	8,792	198,890
Czech Republic – 0.2%
Banks – 0.2%
Komercni Banka AS	2,384	109,227
Moneta Money Bank AS(b)	8,593	75,381
Total Czech Republic		184,608
Investments	Shares	Value
Hungary – 2.0%
Banks – 1.4%
OTP Bank Nyrt	7,436	$1,097,556
Diversified Telecommunication Services – 0.1%
Magyar Telekom Telecommunications PLC	8,203	69,827
Oil, Gas & Consumable Fuels – 0.2%
MOL Hungarian Oil & Gas PLC*	15,607	185,491
Pharmaceuticals – 0.3%
Richter Gedeon Nyrt	4,902	189,741
Total Hungary		1,542,615
India – 36.6%
Air Freight & Logistics – 0.1%
Delhivery Ltd.*	11,896	59,324
Automobile Components – 0.9%
Apollo Tyres Ltd.	6,671	30,318
Balkrishna Industries Ltd.	1,612	37,131
Bharat Forge Ltd.	5,372	121,680
Bosch Ltd.	154	64,913
Exide Industries Ltd.	8,994	36,828
Motherson Sumi Wiring India Ltd.*	51,630	21,883
MRF Ltd.	51	68,867
Samvardhana Motherson International Ltd.	83,084	129,999
Schaeffler India Ltd.	858	37,976
Sona Blw Precision Forgings Ltd.(b)	8,626	56,490
Tube Investments of India Ltd.	2,033	65,061
UNO Minda Ltd.	3,675	42,232
ZF Commercial Vehicle Control Systems India Ltd.	936	25,373
Total Automobile Components		738,751
Automobiles – 2.2%
Bajaj Auto Ltd.	1,293	132,717
Eicher Motors Ltd.	2,685	200,640
Hero MotoCorp Ltd.	2,630	133,205
Hyundai Motor India Ltd.	2,952	59,424
Mahindra & Mahindra Ltd.	17,305	561,021
Maruti Suzuki India Ltd.	2,495	372,041
Tata Motors Passenger Vehicles Limited	39,180	145,778
TVS Motor Co. Ltd.	4,460	163,052
Total Automobiles		1,767,878
Banks – 6.2%
AU Small Finance Bank Ltd.(b)	6,599	72,296
Axis Bank Ltd.	42,218	600,185
Bandhan Bank Ltd.(b)	14,302	30,849
Federal Bank Ltd.	35,156	122,580
HDFC Bank Ltd.	217,741	1,835,503
ICICI Bank Ltd.	103,311	1,500,900
IDFC First Bank Ltd.	79,299	66,592
IndusInd Bank Ltd.	11,083	108,209

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (continued) WisdomTree True Emerging Markets Fund (XC) June 30, 2026
Investments	Shares	Value
Karur Vysya Bank Ltd.	10,371	$32,441
Kotak Mahindra Bank Ltd.	106,844	442,744
RBL Bank Ltd.(b)	8,650	33,724
Total Banks		4,846,023
Beverages – 0.4%
Radico Khaitan Ltd.	1,626	67,774
United Spirits Ltd.	6,472	92,329
Varun Beverages Ltd.	25,797	138,321
Total Beverages		298,424
Biotechnology – 0.1%
Biocon Ltd.	16,444	72,666
Broadline Retail – 0.1%
Vishal Mega Mart Ltd.*	54,529	67,946
Building Products – 0.2%
Astral Ltd.	2,804	39,563
Blue Star Ltd.	2,729	46,944
Supreme Industries Ltd.	1,509	50,340
Total Building Products		136,847
Capital Markets – 0.4%
360 ONE WAM Ltd.	5,593	63,494
Anand Rathi Wealth Ltd.	1,372	28,651
HDFC Asset Management Co. Ltd.(b)	3,720	104,268
Multi Commodity Exchange of India Ltd.	2,554	76,551
Nippon Life India Asset Management Ltd.(b)	3,298	40,485
Total Capital Markets		313,449
Chemicals – 1.1%
Asian Paints Ltd.	9,051	252,018
Berger Paints India Ltd.	6,011	32,392
Coromandel International Ltd.	2,481	52,551
Gujarat Fluorochemicals Ltd.	864	36,182
Himadri Speciality Chemical Ltd.	4,830	34,657
Linde India Ltd.	431	33,288
Navin Fluorine International Ltd.	784	63,667
PI Industries Ltd.	1,631	44,025
Pidilite Industries Ltd.	6,249	105,144
Solar Industries India Ltd.	461	91,052
SRF Ltd.	3,251	94,069
UPL Ltd.	10,272	61,984
Total Chemicals		901,029
Construction & Engineering – 0.8%
Kalpataru Projects International Ltd.	2,279	32,986
Larsen & Toubro Ltd.	12,473	545,968
Voltas Ltd.	5,216	70,400
Total Construction & Engineering		649,354
Construction Materials – 0.9%
Ambuja Cements Ltd.	15,723	70,070
Dalmia Bharat Ltd.	1,682	30,218
Grasim Industries Ltd.	6,491	212,575
Investments	Shares	Value
JK Cement Ltd.	674	$38,766
Ramco Cements Ltd.	2,727	26,791
Shree Cement Ltd.	211	56,284
UltraTech Cement Ltd.	2,335	277,584
Total Construction Materials		712,288
Consumer Finance – 1.7%
Bajaj Finance Ltd.	52,605	558,373
Cholamandalam Financial Holdings Ltd.	1,973	34,535
Cholamandalam Investment & Finance Co. Ltd.	7,956	150,431
L&T Finance Ltd.	15,119	49,633
Mahindra & Mahindra Financial Services Ltd.	10,784	35,978
Manappuram Finance Ltd.	11,703	40,082
Muthoot Finance Ltd.	2,205	69,820
Poonawalla Fincorp Ltd.*	6,017	28,036
Shriram Finance Ltd.	26,498	291,731
Sundaram Finance Ltd.	1,259	59,941
Tata Capital Ltd.*	7,445	28,778
Total Consumer Finance		1,347,338
Consumer Staples Distribution & Retail – 0.2%
Avenue Supermarts Ltd.*(b)	2,804	129,766
Diversified Telecommunication Services – 0.2%
Indus Towers Ltd.*	26,637	110,225
Tata Communications Ltd.	2,235	46,528
Total Diversified Telecommunication Services		156,753
Electric Utilities – 0.4%
Adani Energy Solutions Ltd.*	6,802	107,169
CESC Ltd.	12,719	22,683
Tata Power Co. Ltd.	35,564	144,835
Torrent Power Ltd.	4,217	63,033
Total Electric Utilities		337,720
Electrical Equipment – 1.2%
ABB India Ltd.	1,108	82,299
CG Power & Industrial Solutions Ltd.	13,330	134,083
GE Vernova T&D India Ltd.	2,578	134,648
Havells India Ltd.	5,192	63,587
Hitachi Energy India Ltd.	255	94,071
KEI Industries Ltd.	1,259	72,188
Polycab India Ltd.	935	98,391
Siemens Energy India Ltd.	1,728	67,239
Suzlon Energy Ltd.*	212,024	131,929
TD Power Systems Ltd.	2,371	31,017
Total Electrical Equipment		909,452
Electronic Equipment, Instruments & Components – 0.1%
Redington Ltd.	14,682	42,837
Financial Services – 0.7%
Aditya Birla Capital Ltd.*	15,281	63,273
Bajaj Finserv Ltd.	7,487	140,804
Bajaj Holdings & Investment Ltd.	508	56,903

See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (continued) WisdomTree True Emerging Markets Fund (XC) June 30, 2026
Investments	Shares	Value
IIFL Finance Ltd.	5,521	$29,618
Jio Financial Services Ltd.	62,590	156,338
One 97 Communications Ltd.*	6,739	81,266
Sammaan Capital Ltd.*	16,554	30,363
Total Financial Services		558,565
Food Products – 0.8%
AWL Agri Business Ltd.	11,422	22,155
Britannia Industries Ltd.	2,454	133,421
Marico Ltd.	10,964	96,860
Nestle India Ltd.	14,290	212,134
Patanjali Foods Ltd.	7,165	31,114
Tata Consumer Products Ltd.	12,869	146,229
Total Food Products		641,913
Gas Utilities – 0.1%
Adani Total Gas Ltd.	5,511	42,591
Health Care Providers & Services – 0.8%
Apollo Hospitals Enterprise Ltd.	2,160	198,113
Aster DM Healthcare Ltd.(b)	6,105	50,593
Dr. Lal PathLabs Ltd.(b)	1,568	27,269
Fortis Healthcare Ltd.	10,111	102,217
Krishna Institute of Medical Sciences Ltd.*(b)	4,781	41,144
Max Healthcare Institute Ltd.	15,731	187,666
Narayana Hrudayalaya Ltd.	1,377	28,682
Total Health Care Providers & Services		635,684
Hotels, Restaurants & Leisure – 0.7%
Eternal Ltd.*	95,153	265,982
Indian Hotels Co. Ltd.	17,485	131,878
ITC Hotels Ltd.	19,565	37,202
Jubilant Foodworks Ltd.	8,993	39,674
Swiggy Ltd.*	33,866	85,632
Total Hotels, Restaurants & Leisure		560,368
Household Durables – 0.2%
Amber Enterprises India Ltd.*	418	33,251
Crompton Greaves Consumer Electricals Ltd.	13,092	38,000
Dixon Technologies India Ltd.	668	84,119
LG Electronics India Ltd.*	1,404	23,020
Total Household Durables		178,390
Independent Power & Renewable Electricity Producers – 0.5%
Adani Green Energy Ltd.*	6,258	98,651
Adani Power Ltd.*	90,441	213,800
JSW Energy Ltd.	11,088	68,308
Total Independent Power & Renewable Electricity Producers		380,759
Industrial Conglomerates – 0.2%
Apar Industries Ltd.	386	64,001
Siemens Ltd.*	1,840	69,976
Total Industrial Conglomerates		133,977
Investments	Shares	Value
Insurance – 0.7%
HDFC Life Insurance Co. Ltd.(b)	22,126	$134,602
ICICI Lombard General Insurance Co. Ltd.(b)	4,949	91,061
ICICI Prudential Life Insurance Co. Ltd.(b)	7,924	40,847
Max Financial Services Ltd.*	5,196	86,949
PB Fintech Ltd.*	7,514	129,278
Star Health & Allied Insurance Co. Ltd.*	5,146	32,017
Total Insurance		514,754
Interactive Media & Services – 0.1%
Info Edge India Ltd.	7,618	78,708
IT Services – 2.5%
Coforge Ltd.	7,060	109,317
HCL Technologies Ltd.	20,071	227,259
Infosys Ltd.	66,649	704,379
LTM Ltd.(b)	1,841	68,810
Mphasis Ltd.	2,675	61,086
Persistent Systems Ltd.	2,170	99,183
Tata Consultancy Services Ltd.	19,077	409,417
Tech Mahindra Ltd.	13,131	194,859
Wipro Ltd.	59,998	107,999
Total IT Services		1,982,309
Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	2,661	184,946
Machinery – 0.6%
AIA Engineering Ltd.	850	45,629
Ashok Leyland Ltd.	53,939	89,862
Cummins India Ltd.	2,670	159,635
Elgi Equipments Ltd.	4,317	27,277
Escorts Kubota Ltd.	811	25,154
Kirloskar Oil Engines Ltd.	1,594	39,808
Thermax Ltd.	766	41,752
Timken India Ltd.	834	30,711
Total Machinery		459,828
Metals & Mining – 1.5%
APL Apollo Tubes Ltd.	4,121	77,872
Hindalco Industries Ltd.	27,196	274,837
Jindal Stainless Ltd.	6,290	46,026
Jindal Steel Ltd.	7,436	83,277
JSW Steel Ltd.	19,062	246,967
Lloyds Metals & Energy Ltd.	2,578	49,305
Tata Steel Ltd.	143,421	284,937
Vedanta Ltd.	34,029	100,927
Welspun Corp. Ltd.	2,479	39,857
Total Metals & Mining		1,204,005
Office REITs – 0.2%
Brookfield India Real Estate Trust(b)	10,706	37,441
Embassy Office Parks REIT	16,985	78,599
Knowledge Realty Trust	19,301	23,540
Mindspace Business Parks REIT(b)	4,668	23,345
Total Office REITs		162,925
See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (continued) WisdomTree True Emerging Markets Fund (XC) June 30, 2026
Investments	Shares	Value
Oil, Gas & Consumable Fuels – 2.5%
Great Eastern Shipping Co. Ltd.	1,919	$30,067
Reliance Industries Ltd.	140,405	1,919,210
Total Oil, Gas & Consumable Fuels		1,949,277
Passenger Airlines – 0.3%
InterGlobe Aviation Ltd.(b)	3,526	199,971
Personal Care Products – 0.8%
Colgate-Palmolive India Ltd.	2,672	56,396
Dabur India Ltd.	11,884	53,005
Godrej Consumer Products Ltd.	7,951	84,836
Hindustan Unilever Ltd.	17,776	397,778
Total Personal Care Products		592,015
Pharmaceuticals – 2.3%
Acutaas Chemicals Ltd.	1,323	49,284
Ajanta Pharma Ltd.	1,005	36,339
Alkem Laboratories Ltd.	858	50,487
Aurobindo Pharma Ltd.	5,775	96,314
Cipla Ltd.	12,023	186,127
Dr. Reddy’s Laboratories Ltd.	13,168	188,787
Gland Pharma Ltd.(b)	1,678	44,228
GlaxoSmithKline Pharmaceuticals Ltd.	934	24,177
Glenmark Pharmaceuticals Ltd.	3,261	75,938
Ipca Laboratories Ltd.	3,213	57,737
JB Chemicals & Pharmaceuticals Ltd.	1,823	44,216
Laurus Labs Ltd.(b)	7,528	120,675
Lupin Ltd.	5,076	129,717
Mankind Pharma Ltd.	2,300	61,853
Neuland Laboratories Ltd.	161	31,600
Sun Pharmaceutical Industries Ltd.	22,941	451,386
Torrent Pharmaceuticals Ltd.	2,329	113,674
Zydus Lifesciences Ltd.	5,070	59,592
Total Pharmaceuticals		1,822,131
Professional Services – 0.0%
Computer Age Management Services Ltd.	4,948	41,653
Real Estate Management & Development – 0.4%
DLF Ltd.	12,171	79,725
Godrej Properties Ltd.*	2,740	54,031
Lodha Developers Ltd.(b)	5,633	56,845
Oberoi Realty Ltd.	2,063	38,558
Phoenix Mills Ltd.	3,450	71,020
Prestige Estates Projects Ltd.	2,990	49,421
Total Real Estate Management & Development		349,600
Retail REITs – 0.0%
Nexus Select Trust	20,145	34,740
Semiconductors & Semiconductor Equipment – 0.1%
Premier Energies Ltd.(b)	2,106	23,383
WAAREE Energies Ltd.	647	20,143
Total Semiconductors & Semiconductor Equipment		43,526
Investments	Shares	Value
Software – 0.1%
Oracle Financial Services Software Ltd.	574	$65,341
Tata Elxsi Ltd.	838	33,904
Total Software		99,245
Specialty Retail – 0.3%
FSN E-Commerce Ventures Ltd.*	26,338	86,491
Trent Ltd.	5,013	173,842
Total Specialty Retail		260,333
Textiles, Apparel & Luxury Goods – 0.6%
Kalyan Jewellers India Ltd.	6,724	27,469
Page Industries Ltd.	120	52,445
Titan Co. Ltd.	7,811	363,407
Total Textiles, Apparel & Luxury Goods		443,321
Trading Companies & Distributors – 0.2%
Adani Enterprises Ltd.	5,519	177,011
Transportation Infrastructure – 0.5%
Adani Ports & Special Economic Zone Ltd.	14,534	277,940
GMR Airports Infrastructure Ltd.*	76,470	90,552
Total Transportation Infrastructure		368,492
Wireless Telecommunication Services – 1.5%
Bharti Airtel Ltd.	57,922	1,133,245
Bharti Hexacom Ltd.	1,613	25,270
Total Wireless Telecommunication Services		1,158,515
Total India		28,747,397
Indonesia – 2.3%
Banks – 0.7%
Bank Central Asia Tbk. PT	1,879,400	583,371
Broadline Retail – 0.1%
GoTo Gojek Tokopedia Tbk. PT*	33,194,800	92,827
Chemicals – 0.1%
Barito Pacific Tbk. PT*	696,279	50,040
Chandra Asri Pacific Tbk. PT	195,600	18,105
Total Chemicals		68,145
Consumer Staples Distribution & Retail – 0.1%
Sumber Alfaria Trijaya Tbk. PT	619,300	47,452
Food Products – 0.1%
Charoen Pokphand Indonesia Tbk. PT	232,900	44,287
Indofood Sukses Makmur Tbk. PT	139,000	51,892
Total Food Products		96,179
Independent Power & Renewable Electricity Producers – 0.1%
Barito Renewables Energy Tbk. PT*	432,200	74,692
Industrial Conglomerates – 0.2%
Astra International Tbk. PT	736,100	186,083
Media – 0.0%
Elang Mahkota Teknologi Tbk. PT	1,049,800	28,535

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (continued) WisdomTree True Emerging Markets Fund (XC) June 30, 2026
Investments	Shares	Value
Metals & Mining – 0.4%
Amman Mineral Internasional PT*	366,900	$63,613
Bumi Resources Minerals Tbk. PT*	2,757,000	73,088
Merdeka Battery Materials Tbk. PT*	1,496,700	38,673
Merdeka Copper Gold Tbk. PT*	456,400	61,772
Merdeka Gold Resources Tbk. PT*	165,800	51,929
Total Metals & Mining		289,075
Oil, Gas & Consumable Fuels – 0.4%
Adaro Andalan Indonesia PT	120,000	52,181
Alamtri Resources Indonesia Tbk. PT	326,600	41,282
Bumi Resources Tbk. PT*	7,864,000	58,057
Dian Swastatika Sentosa Tbk. PT*	672,200	29,888
Energi Mega Persada Tbk. PT*	559,400	31,912
Petrindo Jaya Kreasi Tbk. PT*	533,100	15,802
United Tractors Tbk. PT	53,700	69,077
Total Oil, Gas & Consumable Fuels		298,199
Paper & Forest Products – 0.1%
Indah Kiat Pulp & Paper Tbk. PT*	93,400	36,958
Wireless Telecommunication Services – 0.0%
XLSMART Telecom Sejahtera Tbk. PT	208,000	27,570
Total Indonesia		1,829,086
Kuwait – 0.2%
Banks – 0.1%
Gulf Bank KSCP	89,671	102,175
Real Estate Management & Development – 0.1%
Mabanee Co. KPSC	22,880	68,167
Total Kuwait		170,342
Luxembourg – 0.2%
Capital Markets – 0.2%
Reinet Investments SCA	4,621	127,837
Malaysia – 1.8%
Banks – 0.3%
Alliance Bank Malaysia Bhd.	44,600	51,956
Hong Leong Bank Bhd.	28,600	150,102
Hong Leong Financial Group Bhd.	10,700	48,284
Total Banks		250,342
Commercial Services & Supplies – 0.1%
Frontken Corp. Bhd.	38,700	47,076
Consumer Staples Distribution & Retail – 0.1%
99 Speed Mart Retail Holdings Bhd	50,800	43,979
Food Products – 0.3%
Nestle Malaysia Bhd.	2,300	52,718
PPB Group Bhd.	24,000	54,681
QL Resources Bhd.	58,500	53,801
United Plantations Bhd.	13,200	107,089
Total Food Products		268,289
Investments	Shares	Value
Hotels, Restaurants & Leisure – 0.0%
Genting Bhd	71,100	$37,664
Industrial Conglomerates – 0.2%
Sunway Bhd.	104,800	132,108
Tanco Holdings Bhd*	90,100	3,867
Total Industrial Conglomerates		135,975
Metals & Mining – 0.3%
Press Metal Aluminium Holdings Bhd.	135,400	255,027
Multi-Utilities – 0.2%
YTL Corp. Bhd.	157,160	78,628
YTL Power International Bhd.	78,740	80,720
Total Multi-Utilities		159,348
Real Estate Management & Development – 0.1%
IOI Properties Group Bhd.	63,300	61,166
Retail REITs – 0.0%
IGB Real Estate Investment Trust	55,800	37,770
Specialty Retail – 0.1%
Mr. DIY Group M Bhd.(b)	170,500	68,576
Transportation Infrastructure – 0.1%
Westports Holdings Bhd.	43,700	64,947
Total Malaysia		1,430,159
Mexico – 10.3%
Banks – 1.4%
Banco del Bajio SA(b)	24,367	78,817
Grupo Financiero Banorte SAB de CV, Class O	79,091	835,414
Grupo Financiero Inbursa SAB de CV, Class O	57,436	136,607
Regional SAB de CV	4,954	38,005
Total Banks		1,088,843
Beverages – 1.4%
Arca Continental SAB de CV	16,428	197,037
Coca-Cola Femsa SAB de CV	17,046	180,364
Fomento Economico Mexicano SAB de CV	56,431	720,011
Total Beverages		1,097,412
Broadline Retail – 0.1%
El Puerto de Liverpool SAB de CV	9,105	53,467
Construction Materials – 0.7%
Cemex SAB de CV, Series CPO	485,141	583,044
Consumer Finance – 0.1%
Gentera SAB de CV	34,043	73,838
Consumer Staples Distribution & Retail – 0.7%
Grupo Comercial Chedraui SA de CV	7,235	37,070
La Comer SAB de CV	17,134	34,752
Wal-Mart de Mexico SAB de CV	163,999	482,130
Total Consumer Staples Distribution & Retail		553,952
Diversified REITs – 0.3%
Concentradora Fibra Danhos SA de CV	34,766	57,122
Fibra Uno Administracion SA de CV	91,296	156,586
Total Diversified REITs		213,708

See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (continued) WisdomTree True Emerging Markets Fund (XC) June 30, 2026
Investments	Shares	Value
Diversified Telecommunication Services – 0.0%
Grupo Televisa SAB, Series CPO*	82,178	$45,007
Food Products – 0.4%
Gruma SAB de CV, Class B	5,638	90,647
Grupo Bimbo SAB de CV, Series A	49,404	161,581
Sigma Foods SAB de CV, Class A	126,742	116,488
Total Food Products		368,716
Hotels, Restaurants & Leisure – 0.1%
Alsea SAB de CV	17,014	44,595
Household Products – 0.1%
Kimberly-Clark de Mexico SAB de CV, Class A	49,208	109,068
Industrial Conglomerates – 0.2%
Grupo Carso SAB de CV, Series A1	17,280	129,241
Industrial REITs – 0.3%
FIBRA Macquarie Mexico(b)	26,972	68,751
Prologis Property Mexico SA de CV	36,847	159,861
Total Industrial REITs		228,612
Insurance – 0.1%
Qualitas Controladora SAB de CV(a)	6,729	67,480
Media – 0.1%
Megacable Holdings SAB de CV, Series CPO	15,310	54,962
Metals & Mining – 2.2%
Grupo Mexico SAB de CV, Series B	95,521	1,083,687
Industrias Penoles SAB de CV	5,571	243,669
Southern Copper Corp.	2,490	433,907
Total Metals & Mining		1,761,263
Real Estate Management & Development – 0.1%
Corp. Inmobiliaria Vesta SAB de CV	30,209	103,781
Transportation Infrastructure – 1.0%
Grupo Aeroportuario del Centro Norte SAB de CV	9,150	129,664
Grupo Aeroportuario del Pacifico SAB de CV, Class B	14,072	356,162
Grupo Aeroportuario del Sureste SAB de CV, Class B	5,597	171,144
Promotora y Operadora de Infraestructura SAB de CV	6,066	96,428
Total Transportation Infrastructure		753,398
Wireless Telecommunication Services – 1.0%
America Movil SAB de CV, Series B	586,509	760,251
Total Mexico		8,090,638
Peru – 1.1%
Banks – 0.9%
Credicorp Ltd.	1,933	753,058
Metals & Mining – 0.2%
Cia de Minas Buenaventura SAA, ADR	5,005	146,597
Total Peru		899,655
Philippines – 1.7%
Banks – 0.4%
Bank of the Philippine Islands	65,361	102,243
BDO Unibank, Inc.	68,305	131,891
Investments	Shares	Value
China Banking Corp.	38,690	$36,061
Metropolitan Bank & Trust Co.	62,510	66,207
Total Banks		336,402
Electric Utilities – 0.1%
Manila Electric Co.	10,630	98,731
Hotels, Restaurants & Leisure – 0.0%
Jollibee Foods Corp.	12,000	26,299
Independent Power & Renewable Electricity Producers – 0.0%
Aboitiz Equity Ventures, Inc.	75,200	40,314
Industrial Conglomerates – 0.4%
Ayala Corp.	7,910	53,876
JG Summit Holdings, Inc.	132,600	57,258
SM Investments Corp.	13,610	130,844
Total Industrial Conglomerates		241,978
Real Estate Management & Development – 0.2%
Ayala Land, Inc.	160,200	38,634
SM Prime Holdings, Inc.	346,900	102,312
Total Real Estate Management & Development		140,946
Transportation Infrastructure – 0.5%
International Container Terminal Services, Inc.	27,710	401,856
Wireless Telecommunication Services – 0.1%
PLDT, Inc.	3,085	56,804
Total Philippines		1,343,330
Poland – 3.0%
Banks – 1.1%
Alior Bank SA	2,754	95,247
Bank Millennium SA*(a)	18,735	97,467
Bank Polska Kasa Opieki SA	5,357	326,079
Erste Bank Polska SA	1,206	206,815
mBank SA*	461	167,286
Total Banks		892,894
Broadline Retail – 0.4%
Allegro.eu SA*(b)	25,614	257,683
Pepco Group NV	6,422	62,070
Total Broadline Retail		319,753
Capital Markets – 0.1%
XTB SA(b)	2,007	57,110
Construction & Engineering – 0.1%
Budimex SA	405	79,430
Consumer Finance – 0.1%
KRUK SA	530	59,530
Consumer Staples Distribution & Retail – 0.3%
Dino Polska SA*(b)	13,977	105,603
Zabka Group SA*	13,971	101,098
Total Consumer Staples Distribution & Retail		206,701

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (continued) WisdomTree True Emerging Markets Fund (XC) June 30, 2026
Investments	Shares	Value
Diversified Telecommunication Services – 0.1%
Orange Polska SA	27,561	$104,999
Entertainment – 0.2%
CD Projekt SA*(a)	2,274	135,756
Metals & Mining – 0.1%
Grupa Kety SA	312	100,103
Professional Services – 0.1%
Benefit Systems SA*	96	124,430
Software – 0.1%
Asseco Poland SA	1,677	74,574
Specialty Retail – 0.0%
Modivo SA*	1,504	36,067
Textiles, Apparel & Luxury Goods – 0.3%
LPP SA	42	204,254
Total Poland		2,395,601
Qatar – 0.7%
Banks – 0.7%
Commercial Bank PSQC	107,785	119,863
Qatar International Islamic Bank QSC	40,310	123,000
Qatar Islamic Bank QPSC	57,064	342,447
Total Qatar		585,310
Romania – 0.2%
Real Estate Management & Development – 0.2%
NEPI Rockcastle NV*	21,081	188,391
Saudi Arabia – 5.2%
Banks – 3.1%
Al Rajhi Bank	101,321	1,777,135
Alinma Bank	50,032	325,450
Bank AlBilad	26,142	169,702
Bank Al-Jazira	21,480	66,375
Saudi Awwal Bank	12,994	111,915
Total Banks		2,450,577
Chemicals – 0.1%
Sahara International Petrochemical Co.	11,476	43,709
Consumer Staples Distribution & Retail – 0.0%
Nahdi Medical Co.	1,365	33,787
Electrical Equipment – 0.2%
Electrical Industries Co.	19,198	73,732
Riyadh Cables Group Co.	1,955	62,336
Total Electrical Equipment		136,068
Food Products – 0.1%
Savola Group(a)	10,851	82,541
Health Care Providers & Services – 0.4%
Dallah Healthcare Co.(a)	1,531	44,742
Dr. Sulaiman Al Habib Medical Services Group Co.(a)	3,750	211,593
Mouwasat Medical Services Co.(a)	3,227	54,754
Total Health Care Providers & Services		311,089
Investments	Shares	Value
Hotels, Restaurants & Leisure – 0.2%
Jabal Omar Development Co.*	20,767	$83,572
Taiba Investments Co.(a)	7,365	36,148
Total Hotels, Restaurants & Leisure		119,720
Industrial Conglomerates – 0.1%
Astra Industrial Group(a)	1,414	49,527
Insurance – 0.2%
Al Rajhi Co. for Co.-operative Insurance*(a)	3,280	45,308
Bupa Arabia for Cooperative Insurance Co.	894	41,616
Rasan Information Technology Co.*	1,309	53,863
Total Insurance		140,787
Pharmaceuticals – 0.0%
Jamjoom Pharmaceuticals Factory Co.	942	38,861
Real Estate Management & Development – 0.3%
Arabian Centres Co.(a)(b)	7,239	32,927
Dar Al Arkan Real Estate Development Co.*	18,600	89,159
Makkah Construction & Development Co.(a)	3,351	73,982
Umm Al Qura for Development & Construction Co.*	16,333	78,248
Total Real Estate Management & Development		274,316
Specialty Retail – 0.2%
Aldrees Petroleum & Transport Services Co.	1,752	53,159
Jarir Marketing Co.	22,707	101,290
Total Specialty Retail		154,449
Wireless Telecommunication Services – 0.3%
Etihad Etisalat Co.	13,025	209,561
Mobile Telecommunications Co. Saudi Arabia*(a)	16,009	45,037
Total Wireless Telecommunication Services		254,598
Total Saudi Arabia		4,090,029
South Africa – 10.2%
Banks – 2.8%
Absa Group Ltd.	24,956	347,039
Capitec Bank Holdings Ltd.	2,904	841,634
Nedbank Group Ltd.	15,152	249,560
Standard Bank Group Ltd.	41,300	814,081
Total Banks		2,252,314
Broadline Retail – 0.1%
Woolworths Holdings Ltd.	33,017	101,428
Capital Markets – 0.2%
Investec Ltd.	7,811	61,435
PSG Financial Services Ltd.	37,689	73,998
Total Capital Markets		135,433
Consumer Staples Distribution & Retail – 0.8%
Bid Corp. Ltd.	11,538	314,391
Shoprite Holdings Ltd.	16,208	291,724
Total Consumer Staples Distribution & Retail		606,115
Diversified Consumer Services – 0.0%
Advtech Ltd.	17,515	50,803
See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (continued) WisdomTree True Emerging Markets Fund (XC) June 30, 2026
Investments	Shares	Value
Financial Services – 1.6%
FirstRand Ltd.	178,313	$1,058,129
Remgro Ltd.	15,429	185,449
Total Financial Services		1,243,578
Food Products – 0.2%
AVI Ltd.	11,833	72,579
Tiger Brands Ltd.	5,421	97,935
Total Food Products		170,514
Insurance – 1.1%
Discovery Ltd.	20,146	324,782
Momentum Group Ltd.	40,118	99,450
Old Mutual Ltd.	159,674	130,740
Sanlam Ltd.	55,503	298,782
Total Insurance		853,754
Metals & Mining – 1.5%
African Rainbow Minerals Ltd.	4,648	50,600
Harmony Gold Mining Co. Ltd.	16,705	254,805
Impala Platinum Holdings Ltd.	28,131	295,212
Kumba Iron Ore Ltd.	2,047	36,348
Valterra Platinum Ltd.	8,056	543,817
Total Metals & Mining		1,180,782
Oil, Gas & Consumable Fuels – 0.2%
Exxaro Resources Ltd.	8,334	103,212
Thungela Resources Ltd.	5,020	28,184
Total Oil, Gas & Consumable Fuels		131,396
Specialty Retail – 0.4%
Mr. Price Group Ltd.	8,046	88,256
Pepkor Holdings Ltd.(b)	118,320	159,541
Truworths International Ltd.	11,655	40,248
Total Specialty Retail		288,045
Wireless Telecommunication Services – 1.3%
MTN Group Ltd.	59,465	826,705
Vodacom Group Ltd.	20,082	185,958
Total Wireless Telecommunication Services		1,012,663
Total South Africa		8,026,825
Thailand – 4.8%
Banks – 0.7%
Bangkok Bank PCL, NVDR	19,700	106,445
Kasikornbank PCL, NVDR	39,200	257,239
Tisco Financial Group PCL, NVDR	13,400	47,597
TMBThanachart Bank PCL, NVDR	1,800,500	133,328
Total Banks		544,609
Broadline Retail – 0.1%
Central Retail Corp. PCL, NVDR	98,400	69,608
Chemicals – 0.1%
Indorama Ventures PCL, NVDR	69,200	45,827
Investments	Shares	Value
Consumer Staples Distribution & Retail – 0.2%
CP ALL PCL, NVDR	140,700	$198,002
Diversified Telecommunication Services – 0.3%
True Corp. PCL, NVDR	535,996	208,135
Electronic Equipment, Instruments & Components – 1.8%
Delta Electronics Thailand PCL, NVDR	144,100	1,409,747
Food Products – 0.1%
Charoen Pokphand Foods PCL, NVDR	115,100	67,909
Health Care Providers & Services – 0.2%
Bangkok Dusit Medical Services PCL, NVDR	155,754	90,488
Bumrungrad Hospital PCL, NVDR	13,400	75,832
Total Health Care Providers & Services		166,320
Hotels, Restaurants & Leisure – 0.1%
Minor International PCL, NVDR	90,800	67,511
Independent Power & Renewable Electricity Producers – 0.6%
Gulf Development PCL, NVDR	252,197	466,884
Real Estate Management & Development – 0.1%
Central Pattana PCL, NVDR	48,000	96,808
Wireless Telecommunication Services – 0.5%
Advanced Info Service PCL, NVDR	38,100	420,906
Total Thailand		3,762,266
Turkey – 2.5%
Automobiles – 0.1%
Ford Otomotiv Sanayi AS(a)	24,430	44,272
Banks – 0.6%
Akbank TAS	94,387	155,776
Haci Omer Sabanci Holding AS	43,114	90,099
Turkiye Garanti Bankasi AS	18,529	54,806
Turkiye Is Bankasi AS, Class C	259,178	82,272
Yapi ve Kredi Bankasi AS*	101,073	86,958
Total Banks		469,911
Beverages – 0.1%
Coca-Cola Icecek AS	29,534	52,573
Capital Markets – 0.0%
Tera Yatirim Menkul Degerler AS*	7,159	27,160
Construction & Engineering – 0.1%
Enka Insaat ve Sanayi AS	57,826	112,168
Consumer Finance – 0.2%
Katilimevim Tasarruf Finansman AS	44,505	166,457
Consumer Staples Distribution & Retail – 0.3%
BIM Birlesik Magazalar AS	28,570	223,665
Migros Ticaret AS	3,010	43,193
Total Consumer Staples Distribution & Retail		266,858
Diversified REITs – 0.0%
Peker Gayrimenkul Yatirim Ortakligi AS*	79,147	23,699

See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (continued) WisdomTree True Emerging Markets Fund (XC) June 30, 2026
Investments	Shares	Value
Electrical Equipment – 0.1%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	12,225	$72,450
Financial Services – 0.3%
Destek Finans Faktoring AS*(a)	2,723	211,423
Industrial Conglomerates – 0.3%
KOC Holding AS	43,603	180,840
Turkiye Sise ve Cam Fabrikalari AS	40,846	38,784
Total Industrial Conglomerates		219,624
Oil, Gas & Consumable Fuels – 0.2%
Turkiye Petrol Rafinerileri AS	35,235	171,812
Transportation Infrastructure – 0.1%
TAV Havalimanlari Holding AS*	6,067	36,703
Wireless Telecommunication Services – 0.1%
Turkcell Iletisim Hizmetleri AS	38,653	88,978
Total Turkey		1,964,088
United Arab Emirates – 0.6%
Banks – 0.3%
Abu Dhabi Islamic Bank PJSC	45,280	254,956
Passenger Airlines – 0.2%
Air Arabia PJSC	71,391	105,938
Real Estate Management & Development – 0.1%
Emaar Development PJSC	27,859	104,829
Total United Arab Emirates		465,723
United States – 0.1%
Construction Materials – 0.1%
GCC SAB de CV	5,307	63,476
Vietnam – 1.6%
Banks – 0.1%
Saigon Treasure Commercial JSB*	18,600	52,170
Vietnam Prosperity JSC Bank	41,000	42,073
Total Banks		94,243
Capital Markets – 0.1%
SSI Securities Corp.	53,600	54,494
VIX Securities JSC*	79,900	51,320
Total Capital Markets		105,814
Food Products – 0.1%
Masan Group Corp.*	24,700	67,684
Investments	Shares	Value
IT Services – 0.1%
FPT Corp.	28,400	$75,772
Metals & Mining – 0.2%
Hoa Phat Group JSC	138,490	122,639
Real Estate Management & Development – 1.0%
Vingroup JSC*	73,500	614,560
Vinhomes JSC(b)	30,700	177,119
Total Real Estate Management & Development		791,679
Total Vietnam		1,257,831
TOTAL COMMON STOCKS (Cost: $71,868,616)		78,535,979
MUTUAL FUND – 0.3%
United States – 0.3%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c) (Cost: $208,449)	208,449	208,449
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%
United States – 1.3%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c) (Cost: $991,731)	991,731	991,731
TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $73,068,796)		79,736,159
Other Liabilities less Assets – (1.4)%		(1,117,432)
NET ASSETS – 100.0%		$78,618,727

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2026 (See Note 2). At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $902,943 and the total market value of the collateral held by the Fund was $1,017,649. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $25,918.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
BRL	Brazilian Real
MXN	Mexican peso
PLN	Polish zloty
USD	United States dollar
ZAR	South African rand
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (concluded) WisdomTree True Emerging Markets Fund (XC) June 30, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$2,300,000	$2,300,000	$—	$—	$—^	$510

^     As of June 30, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank NA	7/1/2026	165,000	MXN	9,456	USD	$ —	$(13)
HSBC Holdings PLC	7/2/2026	48,500	PLN	12,864	USD	39	—
JPMorgan Chase Bank NA	7/2/2026	18,500	BRL	3,572	USD	2	—
UBS Group AG	7/2/2026	3,903	USD	64,000	ZAR	—	(2)
						$41	$(15)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$78,535,979	$—	$—	$78,535,979
Mutual Fund	—	208,449	—	208,449
Investment of Cash Collateral for Securities Loaned	—	991,731	—	991,731
Total Investments in Securities	$78,535,979	$1,200,180	$—	$79,736,159
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$41	$—	$41
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(15)	$—	$(15)
Total – Net	$78,535,979	$1,200,206	$—	$79,736,185

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2026
Investments	Principal Amount	Value
CORPORATE BONDS – 97.5%
Belgium – 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/36	$18,000	$17,529
Canada – 0.2%
Barrick North America Finance LLC 5.75%, 5/1/43	29,000	29,316
Canadian Pacific Railway Co. 4.70%, 5/1/48	7,000	6,155
Total Canada		35,471
Germany – 0.9%
Deutsche Bank AG
5.30%, 5/9/31, (5.297% fixed rate until 5/9/30; Secured Overnight Financing Rate + 1.72% thereafter)(a)	150,000	151,540
United Kingdom – 0.2%
BAT Capital Corp. 4.54%, 8/15/47	16,000	13,212
RELX Capital, Inc. 4.00%, 3/18/29	29,000	28,537
Total United Kingdom		41,749
United States – 96.1%
3M Co.
3.38%, 3/1/29	52,000	50,511
3.13%, 9/19/46(b)	9,000	6,206
AbbVie, Inc.
4.25%, 11/14/28	54,000	53,813
3.20%, 11/21/29	7,000	6,704
4.50%, 5/14/35	14,000	13,490
4.88%, 11/14/48	8,000	7,198
4.25%, 11/21/49	10,000	8,175
Aetna, Inc. 6.63%, 6/15/36	6,000	6,540
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	44,000	43,545
1.88%, 2/1/33	12,000	9,791
2.95%, 3/15/34	21,000	17,830
Allstate Corp.
5.55%, 5/9/35	31,000	31,941
3.85%, 8/10/49	11,000	8,331
Ally Financial, Inc.
7.10%, 11/15/27(b)	77,000	79,324
2.20%, 11/2/28(b)	6,000	5,668
8.00%, 11/1/31	24,000	26,711
Alphabet, Inc.
4.80%, 2/15/36	36,000	35,385
5.25%, 5/15/55(b)	37,000	34,616
5.75%, 2/15/66	35,000	34,612
Investments	Principal Amount	Value
Altria Group, Inc.
4.80%, 2/14/29	$18,000	$18,068
5.63%, 2/6/35	52,000	53,420
5.80%, 2/14/39	19,000	19,260
5.95%, 2/14/49(b)	20,000	19,651
Amazon.com, Inc.
3.45%, 4/13/29	61,000	59,538
4.88%, 3/13/36	36,000	35,442
5.80%, 3/13/56	88,000	87,278
4.25%, 8/22/57	7,000	5,428
2.70%, 6/3/60	9,000	4,884
Ameren Corp. 3.50%, 1/15/31	80,000	75,837
American Electric Power Co., Inc. 4.30%, 12/1/28, Series J	9,000	8,948
American Express Co.
5.28%, 7/26/35, (5.284% fixed rate until 7/26/34; Secured Overnight Financing Rate + 1.42% thereafter)(a)	44,000	44,482
American Homes 4 Rent LP 5.50%, 2/1/34	17,000	17,233
American International Group, Inc. 4.38%, 6/30/50	47,000	38,943
American Water Capital Corp. 4.30%, 12/1/42	10,000	8,693
Amgen, Inc.
5.15%, 3/2/28	123,000	124,192
5.25%, 3/2/33	67,000	68,202
5.60%, 3/2/43	22,000	21,877
4.66%, 6/15/51	70,000	59,481
5.65%, 3/2/53	9,000	8,763
Amphenol Corp. 2.80%, 2/15/30	20,000	18,791
Aon Corp./Aon Global Holdings PLC 2.05%, 8/23/31	11,000	9,603
Apple, Inc.
1.65%, 2/8/31	6,000	5,328
3.85%, 5/4/43	7,000	5,796
4.65%, 2/23/46	54,000	48,350
Arizona Public Service Co. 6.35%, 12/15/32	9,000	9,599
AT&T, Inc.
2.75%, 6/1/31	96,000	87,310
2.55%, 12/1/33	103,000	86,583
5.40%, 2/15/34	86,000	87,211
4.50%, 5/15/35(b)	19,000	17,912
3.50%, 9/15/53	40,000	25,988
3.55%, 9/15/55	135,000	86,907
3.80%, 12/1/57	127,000	84,851

See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2026
Investments	Principal Amount	Value
Athene Holding Ltd. 6.25%, 4/1/54(b)	$25,000	$23,032
Atmos Energy Corp. 1.50%, 1/15/31	9,000	7,863
AutoZone, Inc. 1.65%, 1/15/31	66,000	57,582
Avery Dennison Corp. 2.65%, 4/30/30	32,000	29,623
Bank of America Corp.
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	32,000	31,952
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	80,000	78,669
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month Secured Overnight Financing Rate + 1.442% thereafter)(a)	158,000	151,033
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month Secured Overnight Financing Rate + 1.252% thereafter)(a)	49,000	45,295
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	230,000	212,285
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(a)	48,000	42,869
4.57%, 4/27/33, (4.571% fixed rate until 4/27/32; Secured Overnight Financing Rate + 1.83% thereafter)(a)	10,000	9,810
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(a)	17,000	17,028
5.29%, 4/25/34, (5.288% fixed rate until 4/25/33; Secured Overnight Financing Rate + 1.91% thereafter)(a)	43,000	43,591
5.87%, 9/15/34, (5.872% fixed rate until 9/15/33; Secured Overnight Financing Rate + 1.84% thereafter)(a)	17,000	17,769
5.47%, 1/23/35, (5.468% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.65% thereafter)(a)	60,000	61,219
5.43%, 8/15/35, (5.425% fixed rate until 8/15/34; Secured Overnight Financing Rate + 1.913% thereafter)(a)	17,000	17,078
5.52%, 10/25/35, (5.518% fixed rate until 10/25/34; Secured Overnight Financing Rate + 1.738% thereafter)(a)	89,000	89,491
5.74%, 2/12/36, (5.744% fixed rate until 2/12/35; Secured Overnight Financing Rate + 1.697% thereafter)(a)	44,000	44,988
3.85%, 3/8/37, (3.846% fixed rate until 3/8/32; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	3,000	2,789
Investments	Principal Amount	Value
Bank of New York Mellon Corp. 3.30%, 8/23/29	$85,000	$81,711
Becton Dickinson & Co. 3.79%, 5/20/50	6,000	4,344
Berkshire Hathaway Energy Co.
1.65%, 5/15/31	53,000	45,917
6.13%, 4/1/36	15,000	16,016
Berkshire Hathaway Finance Corp. 3.85%, 3/15/52	5,000	3,792
Biogen, Inc. 3.15%, 5/1/50(b)	13,000	8,473
BlackRock Funding, Inc. 5.25%, 3/14/54(b)	18,000	16,976
Blackstone Private Credit Fund 6.00%, 11/22/34	45,000	43,328
Blackstone Secured Lending Fund 2.85%, 9/30/28	40,000	37,758
Booking Holdings, Inc. 3.55%, 3/15/28	31,000	30,558
BorgWarner, Inc. 4.38%, 3/15/45	33,000	27,574
Boston Scientific Corp. 4.70%, 3/1/49	10,000	8,927
BP Capital Markets America, Inc. 4.23%, 11/6/28	51,000	50,664
Brighthouse Financial, Inc.
5.63%, 5/15/30(b)	9,000	9,089
4.70%, 6/22/47	4,000	2,756
Broadcom, Inc.
2.45%, 2/15/31	26,000	23,531
4.30%, 11/15/32	18,000	17,438
3.42%, 4/15/33	142,000	129,470
3.47%, 4/15/34	21,000	18,857
Brown & Brown, Inc. 4.20%, 3/17/32	31,000	29,455
Burlington Northern Santa Fe LLC
5.05%, 3/1/41	32,000	31,015
5.40%, 6/1/41	25,000	25,073
Campbell’s Company/The 2.38%, 4/24/30	20,000	18,137
Capital One Financial Corp.
3.80%, 1/31/28	146,000	144,246
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	44,000	44,571
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(a)	16,000	18,407
6.18%, 1/30/36, (6.183% fixed rate until 1/30/35; Secured Overnight Financing Rate + 2.036% thereafter)(a)	17,000	17,431

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2026
Investments	Principal Amount	Value
Cardinal Health, Inc. 5.35%, 11/15/34	$44,000	$44,547
Carrier Global Corp. 3.38%, 4/5/40	76,000	61,154
Caterpillar, Inc. 2.60%, 4/9/30(b)	53,000	49,686
Cencora, Inc. 2.80%, 5/15/30	33,000	30,786
CF Industries, Inc. 4.95%, 6/1/43	40,000	36,078
Cheniere Energy Partners LP 5.75%, 8/15/34	43,000	44,349
Cheniere Energy, Inc. 5.65%, 4/15/34	43,000	44,136
Chubb INA Holdings LLC 6.50%, 5/15/38, Series 1	23,000	25,649
Cigna Group
4.38%, 10/15/28	14,000	13,946
5.40%, 3/15/33	20,000	20,513
4.80%, 8/15/38	37,000	35,096
4.90%, 12/15/48	10,000	8,799
3.40%, 3/15/51(b)	12,000	8,270
5.60%, 2/15/54	27,000	26,068
Cisco Systems, Inc. 5.50%, 1/15/40	6,000	6,116
Citigroup, Inc.
4.45%, 9/29/27	21,000	20,972
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(a)	12,000	11,961
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(a)	37,000	36,666
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(a)	27,000	26,618
2.57%, 6/3/31, (2.572% fixed rate until 6/3/30; Secured Overnight Financing Rate + 2.107% thereafter)(a)	38,000	34,916
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	22,000	19,783
6.63%, 6/15/32	119,000	129,419
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(a)	57,000	51,645
6.27%, 11/17/33, (6.27% fixed rate until 11/17/32; Secured Overnight Financing Rate + 2.338% thereafter)(a)(b)	25,000	26,655
6.17%, 5/25/34, (6.174% fixed rate until 5/25/33; Secured Overnight Financing Rate + 2.661% thereafter)(a)	43,000	44,964
Investments	Principal Amount	Value
5.83%, 2/13/35, (5.827% fixed rate until 2/13/34; Secured Overnight Financing Rate + 2.056% thereafter)(a)	$52,000	$53,096
6.02%, 1/24/36, (6.02% fixed rate until 1/24/35; Secured Overnight Financing Rate + 1.83% thereafter)(a)	52,000	53,649
Citizens Financial Group, Inc. 3.25%, 4/30/30	41,000	38,804
Clorox Co. 4.60%, 5/1/32	9,000	8,832
Coca-Cola Co.
2.25%, 1/5/32	30,000	26,837
3.00%, 3/5/51(b)	16,000	10,597
Comcast Corp.
4.25%, 10/15/30	12,000	11,769
1.50%, 2/15/31	51,000	44,020
4.25%, 1/15/33	41,000	39,106
2.89%, 11/1/51	56,000	31,750
2.94%, 11/1/56	135,000	73,104
2.99%, 11/1/63	29,000	15,124
Conagra Brands, Inc. 7.00%, 10/1/28	9,000	9,413
Connecticut Light & Power Co. 4.30%, 4/15/44	31,000	26,235
ConocoPhillips Co.
5.90%, 5/15/38	54,000	57,026
4.03%, 3/15/62	11,000	8,035
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	55,000	61,837
4.50%, 5/15/58	21,000	16,995
3.60%, 6/15/61	6,000	4,074
Constellation Energy Generation LLC 6.50%, 10/1/53	24,000	25,779
Continental Resources, Inc. 4.38%, 1/15/28	40,000	39,756
Corebridge Financial, Inc.
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	72,000	73,015
Corning, Inc. 5.45%, 11/15/79	11,000	10,215
CSX Corp.
4.25%, 3/15/29	68,000	67,536
6.00%, 10/1/36	7,000	7,530
4.25%, 11/1/66	8,000	6,120
CubeSmart LP 2.50%, 2/15/32	11,000	9,701
CVS Health Corp.
4.30%, 3/25/28	9,000	8,955
4.78%, 3/25/38	88,000	82,526
5.13%, 7/20/45	39,000	35,328

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2026
Investments	Principal Amount	Value
Dell International LLC/EMC Corp.
5.30%, 10/1/29	$44,000	$44,747
3.38%, 12/15/41	8,000	6,113
Devon Energy Corp.
4.50%, 1/15/30(b)	47,000	46,673
5.60%, 7/15/41	45,000	44,343
Diamondback Energy, Inc.
6.25%, 3/15/33	38,000	40,442
5.75%, 4/18/54(b)	45,000	43,770
Dominion Energy, Inc.
3.38%, 4/1/30, Series C	38,000	36,289
7.00%, 6/1/54, Series B, (7.00% fixed rate until 6/1/34; 5-year Constant Maturity Treasury Rate + 2.511% thereafter)(a)	33,000	34,973
Dow Chemical Co.
7.38%, 11/1/29	25,000	26,922
2.10%, 11/15/30	29,000	25,617
5.35%, 3/15/35(b)	45,000	44,299
DR Horton, Inc. 4.85%, 10/15/30	44,000	44,215
DTE Electric Co. 3.00%, 3/1/32, Series A	60,000	55,154
Duke Energy Corp. 4.50%, 8/15/32(b)	126,000	123,587
Duke Energy Florida LLC 4.20%, 7/15/48	7,000	5,629
Duke Energy Progress LLC
3.70%, 10/15/46	58,000	43,974
4.00%, 4/1/52	10,000	7,649
Eastern Gas Transmission & Storage, Inc. 4.80%, 11/1/43	5,000	4,472
Eastman Chemical Co. 5.63%, 2/20/34	17,000	17,319
eBay, Inc. 4.00%, 7/15/42	59,000	46,990
Ecolab, Inc. 4.80%, 3/24/30	17,000	17,127
Elevance Health, Inc.
3.65%, 12/1/27	81,000	80,084
4.65%, 1/15/43	8,000	7,091
4.55%, 5/15/52	10,000	8,257
6.10%, 10/15/52	16,000	16,404
5.13%, 2/15/53	18,000	16,119
5.70%, 2/15/55(b)	52,000	50,518
Energy Transfer LP 6.63%, 10/15/36	20,000	21,646
Entergy Louisiana LLC 4.00%, 3/15/33	24,000	22,704
Entergy Texas, Inc. 5.25%, 4/15/35	43,000	43,193
Investments	Principal Amount	Value
Enterprise Products Operating LLC
2.80%, 1/31/30	$62,000	$58,369
4.85%, 3/15/44	19,000	17,364
4.80%, 2/1/49	64,000	56,238
3.95%, 1/31/60	10,000	7,307
Equitable Holdings, Inc. 4.35%, 4/20/28	15,000	14,907
ERP Operating LP 1.85%, 8/1/31	41,000	35,831
Essential Utilities, Inc. 4.28%, 5/1/49	42,000	33,568
Essex Portfolio LP 2.65%, 3/15/32	10,000	8,876
Evergy, Inc. 2.90%, 9/15/29	7,000	6,630
Eversource Energy 3.30%, 1/15/28, Series M	92,000	90,126
Exelon Corp.
4.10%, 3/15/52	38,000	29,079
5.60%, 3/15/53	27,000	25,853
Extra Space Storage LP
2.40%, 10/15/31	11,000	9,717
2.35%, 3/15/32	43,000	37,424
Exxon Mobil Corp.
4.33%, 3/19/50(b)	54,000	45,089
3.45%, 4/15/51	6,000	4,279
FedEx Corp. 4.20%, 10/17/28	19,000	18,821
Fifth Third Bancorp
5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(a)	26,000	26,746
8.25%, 3/1/38	43,000	52,501
Fiserv, Inc.
3.50%, 7/1/29	36,000	34,559
5.63%, 8/21/33(b)	59,000	59,682
Fortune Brands Innovations, Inc. 4.00%, 3/25/32	39,000	36,935
Fox Corp. 3.50%, 4/8/30	84,000	80,403
General Dynamics Corp. 4.25%, 4/1/40	10,000	8,995
General Electric Co.
6.75%, 3/15/32, Series A	25,000	27,535
6.88%, 1/10/39	10,000	11,587
General Mills, Inc.
4.20%, 4/17/28	42,000	41,745
5.50%, 10/17/28	17,000	17,346
Georgia Power Co. 5.13%, 5/15/52(b)	39,000	36,163

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2026
Investments	Principal Amount	Value
Gilead Sciences, Inc.
4.60%, 9/1/35	$64,000	$62,245
4.15%, 3/1/47	21,000	17,206
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/38	29,000	31,951
Global Payments, Inc. 2.90%, 5/15/30	18,000	16,526
Goldman Sachs Group, Inc.
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	46,000	45,596
4.59%, 4/20/30, (4.594% fixed rate until 4/20/29; Secured Overnight Financing Rate + 0.99% thereafter)(a)	35,000	34,813
4.52%, 1/21/32, (4.516% fixed rate until 1/21/31; Secured Overnight Financing Rate + 0.96% thereafter)(a)	36,000	35,325
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(a)	53,000	48,010
5.09%, 4/20/34, (5.094% fixed rate until 4/20/33; Secured Overnight Financing Rate + 1.34% thereafter)(a)	18,000	17,926
5.33%, 7/23/35, (5.33% fixed rate until 7/23/34; Secured Overnight Financing Rate + 1.55% thereafter)(a)	17,000	17,065
5.02%, 10/23/35, (5.016% fixed rate until 10/23/34; Secured Overnight Financing Rate + 1.42% thereafter)(a)	18,000	17,684
5.54%, 1/28/36, (5.536% fixed rate until 1/28/35; Secured Overnight Financing Rate + 1.38% thereafter)(a)	17,000	17,273
6.75%, 10/1/37	40,000	43,604
Halliburton Co.
2.92%, 3/1/30	55,000	51,642
5.00%, 11/15/45	19,000	17,015
Hartford Insurance Group, Inc. 6.10%, 10/1/41	7,000	7,360
Hasbro, Inc. 3.50%, 9/15/27	10,000	9,886
HCA, Inc.
4.13%, 6/15/29	164,000	161,562
5.25%, 6/15/49	16,000	14,388
4.63%, 3/15/52	44,000	35,827
Healthpeak OP LLC 3.50%, 7/15/29	41,000	39,596
Hess Corp. 5.60%, 2/15/41	35,000	35,459
Hewlett Packard Enterprise Co.
5.00%, 10/15/34	18,000	17,648
5.60%, 10/15/54(b)	48,000	44,570
Investments	Principal Amount	Value
Home Depot, Inc.
4.88%, 2/15/44	$9,000	$8,299
4.40%, 3/15/45	8,000	6,870
4.50%, 12/6/48	41,000	34,903
HP, Inc.
3.00%, 6/17/27	51,000	50,311
2.65%, 6/17/31	22,000	19,677
6.00%, 9/15/41	12,000	12,078
Humana, Inc.
3.13%, 8/15/29	74,000	70,711
5.75%, 4/15/54(b)	27,000	25,339
Huntington Bancshares, Inc. 2.55%, 2/4/30	86,000	79,538
Hyatt Hotels Corp. 5.25%, 6/30/29	43,000	43,666
Indiana Michigan Power Co. 4.55%, 3/15/46, Series K	41,000	35,153
Intel Corp.
2.00%, 8/12/31(b)	21,000	18,313
4.15%, 8/5/32(b)	21,000	20,141
4.90%, 8/5/52	23,000	19,330
Intercontinental Exchange, Inc.
4.60%, 3/15/33	15,000	14,749
3.00%, 6/15/50(b)	13,000	8,499
International Business Machines Corp. 4.25%, 5/15/49	100,000	78,301
International Paper Co.
5.00%, 9/15/35	42,000	41,226
4.80%, 6/15/44	3,000	2,588
Jabil, Inc. 3.00%, 1/15/31	41,000	37,686
JM Smucker Co.
5.90%, 11/15/28	25,000	25,733
4.25%, 3/15/35	7,000	6,518
John Deere Capital Corp. 2.45%, 1/9/30	70,000	65,452
Johnson & Johnson 4.38%, 12/5/33	6,000	5,960
JPMorgan Chase & Co.
3.63%, 12/1/27	25,000	24,719
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)	38,000	37,934
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(a)	43,000	43,132
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(a)	36,000	35,698
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(a)	34,000	34,450

See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2026
Investments	Principal Amount	Value
4.57%, 6/14/30, (4.565% fixed rate until 6/14/29; Secured Overnight Financing Rate + 1.75% thereafter)(a)	$118,000	$117,582
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; 3-month Secured Overnight Financing Rate + 3.79% thereafter)(a)	23,000	22,805
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	50,000	46,694
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(a)	26,000	23,433
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(a)	3,000	2,998
5.72%, 9/14/33, (5.717% fixed rate until 9/14/32; Secured Overnight Financing Rate + 2.58% thereafter)(a)	34,000	35,152
5.35%, 6/1/34, (5.35% fixed rate until 6/1/33; Secured Overnight Financing Rate + 1.845% thereafter)(a)	44,000	44,757
5.34%, 1/23/35, (5.336% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.62% thereafter)(a)	43,000	43,658
4.95%, 10/22/35, (4.946% fixed rate until 10/22/34; Secured Overnight Financing Rate + 1.34% thereafter)(a)	45,000	44,397
6.40%, 5/15/38	11,000	12,083
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	12,000	8,508
Kellanova 4.50%, 4/1/46	10,000	8,608
Kenvue, Inc. 5.05%, 3/22/53(b)	46,000	42,036
Keurig Dr. Pepper, Inc.
4.05%, 4/15/32	37,000	35,126
4.50%, 4/15/52(b)	21,000	16,874
KeyCorp
2.55%, 10/1/29	10,000	9,350
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	24,000	23,528
Kilroy Realty LP 2.65%, 11/15/33	36,000	29,276
Kimberly-Clark Corp. 2.88%, 2/7/50	7,000	4,541
KLA Corp. 3.30%, 3/1/50	7,000	4,854
Kraft Heinz Foods Co.
6.50%, 2/9/40	87,000	92,037
4.38%, 6/1/46	3,000	2,399
Investments	Principal Amount	Value
Kroger Co.
5.00%, 9/15/34	$18,000	$17,749
5.15%, 8/1/43	2,000	1,860
4.45%, 2/1/47	8,000	6,626
5.50%, 9/15/54(b)	54,000	50,715
L3Harris Technologies, Inc. 5.05%, 4/27/45	5,000	4,684
Lear Corp. 3.50%, 5/30/30	37,000	35,218
Leidos, Inc. 4.38%, 5/15/30	39,000	38,224
Lincoln National Corp. 3.80%, 3/1/28	36,000	35,508
Lockheed Martin Corp. 4.50%, 5/15/36(b)	74,000	71,561
Louisville Gas & Electric Co. 5.45%, 4/15/33, Series LOU	31,000	31,869
Lowe’s Cos., Inc.
4.05%, 5/3/47	28,000	21,903
4.45%, 4/1/62	54,000	41,975
LYB International Finance III LLC
2.25%, 10/1/30	53,000	47,396
4.20%, 5/1/50	10,000	7,275
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	60,000	59,531
Marathon Petroleum Corp. 6.50%, 3/1/41	17,000	18,244
Markel Group, Inc. 5.00%, 5/20/49	10,000	8,799
Marriott International, Inc. 3.50%, 10/15/32, Series GG	72,000	66,262
Marsh & McLennan Cos., Inc.
5.15%, 3/15/34(b)	43,000	43,384
2.90%, 12/15/51	6,000	3,771
Martin Marietta Materials, Inc. 2.40%, 7/15/31	32,000	28,491
McDonald’s Corp.
4.80%, 8/14/28	45,000	45,305
6.30%, 3/1/38	8,000	8,729
4.60%, 5/26/45	45,000	39,353
Merck & Co., Inc. 4.00%, 3/7/49	77,000	61,293
Meta Platforms, Inc.
4.20%, 11/15/30	53,000	52,171
4.60%, 11/15/32	27,000	26,557
4.95%, 5/15/33	17,000	16,997
4.88%, 11/15/35	53,000	51,588
5.25%, 5/15/36	44,000	43,706
See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2026
Investments	Principal Amount	Value
5.50%, 11/15/45	$28,000	$25,999
5.63%, 11/15/55	55,000	49,870
6.30%, 5/15/56	61,000	60,755
5.75%, 5/15/63	33,000	29,735
5.75%, 11/15/65	55,000	49,421
6.45%, 5/15/66	44,000	43,531
MetLife, Inc. 4.60%, 5/13/46	63,000	55,105
Microsoft Corp. 2.92%, 3/17/52	51,000	32,392
MidAmerican Energy Co. 3.65%, 8/1/48	5,000	3,713
Mondelez International, Inc. 2.75%, 4/13/30	9,000	8,413
Moody’s Corp. 5.25%, 7/15/44	34,000	32,138
Morgan Stanley
3.95%, 4/23/27	156,000	155,511
3.59%, 7/22/28(a)	45,000	44,511
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	45,000	44,391
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(a)	21,000	20,813
4.65%, 10/18/30, (4.654% fixed rate until 10/18/29; Secured Overnight Financing Rate + 1.10% thereafter)(a)	36,000	35,810
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(a)	38,000	35,309
4.71%, 3/12/32, (4.708% fixed rate until 3/12/31; Secured Overnight Financing Rate + 1.195% thereafter)(a)	36,000	35,571
4.81%, 4/16/32, (4.809% fixed rate until 4/16/31; Secured Overnight Financing Index + 1.18% thereafter)(a)	27,000	26,793
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(a)	23,000	20,180
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(a)	27,000	24,290
6.34%, 10/18/33, (6.342% fixed rate until 10/18/32; Secured Overnight Financing Rate + 2.56% thereafter)(a)	16,000	17,060
5.25%, 4/21/34, (5.25% fixed rate until 4/21/33; Secured Overnight Financing Rate + 1.87% thereafter)(a)	104,000	104,722
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(a)	51,000	52,949
5.32%, 7/19/35, (5.32% fixed rate until 7/19/34; Secured Overnight Financing Rate + 1.555% thereafter)(a)	52,000	52,294
Investments	Principal Amount	Value
5.30%, 4/20/37, (5.297% fixed rate until 4/20/32; Secured Overnight Financing Rate + 2.62% thereafter)(a)	$19,000	$18,940
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5-year Constant Maturity Treasury Rate + 2.43% thereafter)(a)	51,000	52,576
Mosaic Co. 5.45%, 11/15/33(b)	10,000	10,129
Motorola Solutions, Inc. 4.60%, 5/23/29	43,000	42,901
MPLX LP
4.00%, 3/15/28	27,000	26,743
2.65%, 8/15/30	72,000	66,284
4.50%, 4/15/38	20,000	18,120
4.70%, 4/15/48	56,000	46,564
Nasdaq, Inc. 5.55%, 2/15/34	22,000	22,610
Nevada Power Co. 6.00%, 3/15/54	25,000	25,379
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	23,000	22,856
2.25%, 6/1/30(b)	63,000	57,483
5.05%, 2/28/33	17,000	17,089
5.25%, 3/15/34	45,000	45,574
3.00%, 1/15/52	13,000	8,057
5.85%, 3/1/56(b)	45,000	44,342
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; Secured Overnight Financing Rate + 2.409% thereafter)(a)	6,000	5,923
NIKE, Inc. 3.38%, 11/1/46	23,000	16,715
NiSource, Inc. 5.40%, 6/30/33	61,000	62,665
NNN REIT, Inc. 5.60%, 10/15/33	26,000	26,748
Norfolk Southern Corp. 3.70%, 3/15/53	49,000	35,334
Northrop Grumman Corp.
4.03%, 10/15/47	5,000	3,983
5.25%, 5/1/50(b)	57,000	53,626
Nucor Corp. 2.70%, 6/1/30	38,000	35,394
Omnicom Group, Inc.
4.65%, 10/1/28	11,000	10,989
4.20%, 6/1/30	45,000	44,118
ONEOK, Inc.
6.05%, 9/1/33	17,000	17,799
5.05%, 11/1/34	45,000	44,025
5.15%, 10/15/43	10,000	9,075
6.63%, 9/1/53	40,000	41,948
5.70%, 11/1/54	45,000	41,789

See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2026
Investments	Principal Amount	Value
Oracle Corp.
3.85%, 7/15/36	$20,000	$16,619
6.70%, 2/4/56	18,000	16,954
O’Reilly Automotive, Inc.
3.60%, 9/1/27	28,000	27,740
4.35%, 6/1/28	17,000	16,951
Otis Worldwide Corp. 3.11%, 2/15/40	50,000	38,512
Ovintiv, Inc. 7.20%, 11/1/31	49,000	53,722
Owens Corning 4.30%, 7/15/47	7,000	5,699
Pacific Gas & Electric Co.
4.55%, 7/1/30	44,000	43,346
6.00%, 8/15/35	68,000	70,126
6.75%, 1/15/53	67,000	70,442
PacifiCorp 6.00%, 1/15/39	36,000	36,755
Paramount Global 7.88%, 7/30/30	29,000	30,481
Parker-Hannifin Corp. 4.45%, 11/21/44	53,000	46,669
PepsiCo, Inc.
1.95%, 10/21/31	6,000	5,279
2.75%, 10/21/51	6,000	3,736
Pfizer, Inc.
4.10%, 9/15/38	11,000	9,956
7.20%, 3/15/39	18,000	21,102
Philip Morris International, Inc.
3.13%, 8/17/27	10,000	9,882
3.13%, 3/2/28	69,000	67,547
3.88%, 8/21/42	54,000	44,078
Phillips 66 5.88%, 5/1/42	48,000	48,615
Plains All American Pipeline LP/PAA Finance Corp. 6.65%, 1/15/37	40,000	43,235
PNC Financial Services Group, Inc.
2.55%, 1/22/30	64,000	59,586
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(a)	83,000	91,688
PPL Capital Funding, Inc. 4.13%, 4/15/30	10,000	9,785
Progress Energy, Inc. 7.75%, 3/1/31	8,000	8,947
Prologis LP 2.25%, 1/15/32	22,000	19,358
Prudential Financial, Inc.
3.70%, 3/13/51	11,000	7,974
6.50%, 3/15/54, (6.50% fixed rate until 3/15/34; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(a)	34,000	35,148
Investments	Principal Amount	Value
Public Service Co. of Colorado 4.50%, 6/1/52, Series 39	$62,000	$51,103
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	17,000	17,307
5.40%, 3/15/35	43,000	43,521
QUALCOMM, Inc. 4.80%, 5/20/45	9,000	8,037
Quanta Services, Inc. 2.35%, 1/15/32	36,000	31,616
Quest Diagnostics, Inc. 2.95%, 6/30/30(b)	40,000	37,482
Regency Centers LP 5.25%, 1/15/34	26,000	26,364
Roper Technologies, Inc. 4.20%, 9/15/28	43,000	42,691
Royalty Pharma PLC
3.30%, 9/2/40	80,000	62,006
3.55%, 9/2/50	10,000	6,991
RTX Corp.
1.90%, 9/1/31	8,000	6,993
4.50%, 6/1/42	20,000	17,905
4.15%, 5/15/45	34,000	28,179
4.63%, 11/16/48	52,000	45,175
S&P Global, Inc. 2.30%, 8/15/60	7,000	3,444
Salesforce, Inc.
4.90%, 9/15/31	35,000	34,925
5.20%, 3/15/33	35,000	35,076
5.55%, 3/15/36(b)	44,000	43,889
2.90%, 7/15/51	25,000	14,598
6.55%, 3/15/56	43,000	43,067
San Diego Gas & Electric Co.
1.70%, 10/1/30, Series VVV	49,000	43,371
5.40%, 4/15/35	34,000	34,590
Sempra 6.00%, 10/15/39	73,000	74,920
Sherwin-Williams Co. 3.80%, 8/15/49(b)	7,000	5,281
Southern California Edison Co.
5.45%, 6/1/31	17,000	17,320
4.00%, 4/1/47	24,000	17,900
Southern Co.
4.25%, 7/1/36	36,000	33,253
4.40%, 7/1/46	13,000	10,872
Southern Co. Gas Capital Corp.
5.15%, 9/15/32(b)	7,000	7,094
4.95%, 9/15/34	35,000	34,591
Southwestern Electric Power Co. 3.25%, 11/1/51(b)	13,000	8,532
Stanley Black & Decker, Inc. 4.25%, 11/15/28	14,000	13,903

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2026
Investments	Principal Amount	Value
Starbucks Corp. 4.00%, 11/15/28	$9,000	$8,898
State Street Corp.
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	10,000	9,395
Synchrony Financial 3.95%, 12/1/27	60,000	59,407
Sysco Corp. 5.95%, 4/1/30	58,000	60,148
Target Corp. 2.65%, 9/15/30	20,000	18,542
TD SYNNEX Corp. 2.38%, 8/9/28	35,000	33,297
Thermo Fisher Scientific, Inc. 2.60%, 10/1/29	19,000	17,902
Toyota Motor Credit Corp. 1.90%, 9/12/31	32,000	27,893
Travelers Cos., Inc. 6.75%, 6/20/36	22,000	24,716
Truist Financial Corp.
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(a)	101,000	95,849
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	92,000	96,934
Tyson Foods, Inc.
4.88%, 8/15/34	13,000	12,676
5.10%, 9/28/48	52,000	46,922
U.S. Bancorp
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	154,000	157,287
3.00%, 7/30/29	24,000	22,858
Union Pacific Corp.
3.95%, 8/15/59	2,000	1,482
3.84%, 3/20/60	5,000	3,613
2.97%, 9/16/62	76,000	44,589
3.80%, 4/6/71	21,000	14,497
United Parcel Service, Inc. 6.20%, 1/15/38	30,000	32,565
UnitedHealth Group, Inc.
3.38%, 4/15/27	134,000	133,196
2.00%, 5/15/30	50,000	45,449
5.35%, 2/15/33	25,000	25,671
4.50%, 4/15/33	27,000	26,416
4.63%, 7/15/35	26,000	25,170
5.80%, 3/15/36	33,000	34,730
3.50%, 8/15/39	8,000	6,585
5.63%, 7/15/54(b)	51,000	49,902
6.05%, 2/15/63	24,000	24,478
5.20%, 4/15/63	28,000	25,041
Investments	Principal Amount	Value
Valero Energy Corp. 6.63%, 6/15/37	$30,000	$32,978
Valero Energy Partners LP 4.50%, 3/15/28	23,000	22,991
Verizon Communications, Inc.
4.78%, 2/15/35(b)	18,000	17,408
3.85%, 11/1/42	9,000	7,186
4.00%, 3/22/50(b)	8,000	6,089
3.70%, 3/22/61	10,000	6,702
Walmart, Inc. 4.00%, 4/11/43	15,000	12,724
Walt Disney Co. 6.40%, 12/15/35(b)	39,000	43,029
Waste Connections, Inc. 3.50%, 5/1/29	37,000	36,067
Waste Management, Inc. 2.00%, 6/1/29	20,000	18,673
WEC Energy Group, Inc. 1.80%, 10/15/30	5,000	4,444
Wells Fargo & Co.
4.30%, 7/22/27	23,000	22,994
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	36,000	35,744
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(a)	166,000	166,480
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	34,000	34,583
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(a)	36,000	33,098
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(a)	14,000	13,902
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(a)	53,000	53,830
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(a)	85,000	87,101
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(a)	32,000	34,561
5.50%, 1/23/35, (5.499% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.78% thereafter)(a)	34,000	34,678
4.90%, 11/17/45	19,000	16,619
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(a)	38,000	34,086
Western Midstream Operating LP 6.35%, 1/15/29	54,000	55,879

See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments (concluded) WisdomTree U.S. Corporate Bond Fund (QIG) June 30, 2026
Investments	Principal Amount	Value
Westlake Corp.
2.88%, 8/15/41	$48,000	$33,070
3.38%, 8/15/61	7,000	4,190
Weyerhaeuser Co. 7.38%, 3/15/32	32,000	35,702
Willis North America, Inc. 3.88%, 9/15/49	46,000	34,434
WRKCo, Inc. 4.20%, 6/1/32	10,000	9,600
Wyeth LLC 6.50%, 2/1/34	57,000	62,495
Xylem, Inc. 4.38%, 11/1/46	5,000	4,174
Zoetis, Inc. 3.00%, 9/12/27	50,000	49,230
Total United States		17,053,693
TOTAL CORPORATE BONDS (Cost: $17,541,541)		17,299,982
	Shares	Value
MUTUAL FUND – 1.3%
United States – 1.3%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c) (Cost: $237,089)	237,089	$237,089
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
United States – 0.9%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c) (Cost: $161,160)	161,160	161,160
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $17,939,790)		17,698,231
Other Assets less Liabilities – 0.3%		48,211
NET ASSETS – 100.0%		$17,746,442

(a)   Rate shown reflects the accrual rate as of June 30, 2026 on securities with variable or step rates.

(b)  Security, or portion thereof, was on loan at June 30, 2026 (See Note 2). At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,474,019 and the total market value of the collateral held by the Fund was $1,539,871. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,378,711.

(c)   Rate shown represents annualized 7-day yield as of June 30, 2026.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$17,299,982	$—	$17,299,982
Mutual Fund	—	237,089	—	237,089
Investment of Cash Collateral for Securities Loaned	—	161,160	—	161,160
Total Investments in Securities	$—	$17,698,231	$—	$17,698,231

See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 0.4%
U.S. Treasury Bonds – 0.1%
4.75%, 2/15/56	$185,000	$179,782
Total U.S. Treasury Bonds		179,782
U.S. Treasury Notes – 0.3%
4.38%, 5/15/36	795,000	790,963
Total U.S. Treasury Notes		790,963
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $971,385)		970,745
CORPORATE BONDS – 96.5%
Canada – 0.1%
Ritchie Bros. Holdings, Inc. 7.75%, 3/15/31(a)	174,000	180,753
United States – 96.4%
AAR Escrow Issuer LLC 6.75%, 3/15/29(a)	177,000	181,199
Academy Ltd. 5.88%, 5/15/31(a)	270,000	270,123
ACCO Brands Corp. 4.25%, 3/15/29(a)(b)	532,000	495,483
Acushnet Co. 5.63%, 12/1/33(a)	141,000	140,650
AdaptHealth LLC 4.63%, 8/1/29(a)(b)	840,000	811,725
Adient Global Holdings Ltd. 7.50%, 2/15/33(a)(b)	669,000	690,871
ADT Security Corp.
4.13%, 8/1/29(a)	566,000	542,947
5.88%, 10/15/33(a)	785,000	771,790
Advance Auto Parts, Inc.
7.00%, 8/1/30(a)	560,000	575,221
7.38%, 8/1/33(a)(b)	722,000	748,391
Advanced Drainage Systems, Inc. 6.38%, 6/15/30(a)	57,000	57,837
Albertsons Cos., Inc./Safeway, Inc./ New Albertsons LP/Albertsons LLC
6.50%, 2/15/28(a)	305,000	307,637
3.50%, 3/15/29(a)	688,000	655,153
4.88%, 2/15/30(a)	669,000	647,788
5.63%, 3/31/32(a)	794,000	768,012
5.75%, 3/31/34(a)	1,135,000	1,081,917
Allison Transmission, Inc.
5.88%, 6/1/29(a)	180,000	181,567
3.75%, 1/30/31(a)	592,000	554,215
Ally Financial, Inc.
6.70%, 2/14/33(b)	253,000	261,126
6.65%, 1/17/40, (6.646% fixed rate until 1/17/35; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(c)	361,000	358,024
AMC Global Media, Inc.
4.25%, 2/15/29	21,000	18,598
10.50%, 7/15/32(a)	827,000	850,585
Investments	Principal Amount	Value
Amentum Holdings, Inc. 7.25%, 8/1/32(a)(b)	$652,000	$672,028
American Airlines, Inc. 7.25%, 2/15/28(a)	411,000	416,313
American Axle & Manufacturing, Inc.
5.00%, 10/1/29	563,000	547,197
6.38%, 10/15/32(a)	696,000	693,974
7.75%, 10/15/33(a)(b)	930,000	919,878
American National Group, Inc. 7.00%, 12/1/55, (7.00% fixed rate until 12/1/30; 5-year Constant Maturity Treasury Rate + 3.183% thereafter)(c)	415,000	405,082
AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 6/1/30(a)	690,000	740,809
Amkor Technology, Inc. 5.88%, 10/1/33(a)	364,000	365,571
Amneal Pharmaceuticals LLC 6.88%, 8/1/32(a)	370,000	384,777
Antero Midstream Partners LP/Antero Midstream Finance Corp.
6.63%, 2/1/32(a)	207,000	211,528
5.75%, 10/15/33(a)	385,000	381,557
APi Group DE, Inc. 5.75%, 6/1/34(a)	301,000	298,832
Aramark Services, Inc. 5.00%, 2/1/28(a)	30,000	29,950
Arches Buyer, Inc.
4.25%, 6/1/28(a)	635,000	624,297
6.13%, 12/1/28(a)	452,000	445,505
Archrock Partners LP/Archrock Partners Finance Corp. 6.63%, 9/1/32(a)	279,000	284,735
Archrock Services LP/Archrock Partners Finance Corp. 6.00%, 2/1/34(a)	445,000	442,457
Arcosa, Inc. 6.88%, 8/15/32(a)	273,000	285,029
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	379,000	368,685
5.00%, 2/15/32(a)	425,000	406,472
Avient Corp.
7.13%, 8/1/30(a)	256,000	260,811
6.25%, 11/1/31(a)	283,000	286,917
Axalta Coating Systems LLC 3.38%, 2/15/29(a)	232,000	221,601
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/27(a)	230,000	229,530
B&G Foods, Inc. 8.00%, 9/15/28(a)	715,000	716,964
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/31(a)(b)	483,000	485,050
BioMarin Pharmaceutical, Inc. 5.50%, 2/15/34(a)	292,000	287,048

See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2026
Investments	Principal Amount	Value
BKV Upstream Midstream LLC 7.50%, 10/15/30(a)	$445,000	$446,747
Black Pearl Compute LLC 6.13%, 2/15/31(a)	910,000	924,144
Block, Inc.
3.50%, 6/1/31(b)	240,000	221,033
6.50%, 5/15/32	571,000	583,485
Boyd Gaming Corp.
4.75%, 12/1/27	120,000	119,564
4.75%, 6/15/31(a)	443,000	428,026
Brandywine Operating Partnership LP 8.88%, 4/12/29	442,000	467,057
Bread Financial Holdings, Inc. 6.75%, 5/15/31(a)	260,000	266,290
CACI International, Inc. 6.38%, 6/15/33(a)	777,000	788,601
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)	1,088,000	1,046,275
7.00%, 2/15/30(a)	1,019,000	1,026,337
6.50%, 2/15/32(a)	845,000	824,142
6.00%, 10/15/32(a)(b)	847,000	768,407
California Resources Corp. 7.00%, 1/15/34(a)	625,000	617,755
Capstone Borrower, Inc. 8.00%, 6/15/30(a)	763,000	725,541
Carpenter Technology Corp. 5.63%, 3/1/34(a)	292,000	292,262
Celanese U.S. Holdings LLC
7.35%, 11/15/28	1,010,000	1,052,926
7.33%, 7/15/29	325,000	339,937
7.55%, 11/15/30	985,000	1,044,809
7.38%, 7/15/32	975,000	1,024,836
6.75%, 4/15/33(b)	1,015,000	1,035,013
Centene Corp.
4.25%, 12/15/27(b)	503,000	500,573
2.45%, 7/15/28	598,000	568,251
4.63%, 12/15/29	929,000	905,180
3.38%, 2/15/30	922,000	860,374
3.00%, 10/15/30	558,000	504,793
2.50%, 3/1/31	908,000	793,401
2.63%, 8/1/31	475,000	414,160
Central Garden & Pet Co. 4.13%, 10/15/30	268,000	255,613
CF Industries, Inc. 5.15%, 3/15/34	1,000	992
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	511,000	502,202
4.00%, 3/15/31(a)(b)	240,000	225,291
Chemours Co.
4.63%, 11/15/29(a)	1,120,000	1,069,831
8.00%, 1/15/33(a)	780,000	790,362
Chord Energy Corp.
6.00%, 10/1/30(a)	326,000	327,830
6.75%, 3/15/33(a)	395,000	401,839
Investments	Principal Amount	Value
Churchill Downs, Inc. 5.75%, 4/1/30(a)	$232,000	$231,919
Cinemark USA, Inc.
5.25%, 7/15/28(a)	81,000	80,887
7.00%, 8/1/32(a)(b)	126,000	130,103
Cipher Compute LLC 7.13%, 11/15/30(a)	885,000	921,644
Clean Harbors, Inc.
6.38%, 2/1/31(a)	156,000	158,208
5.75%, 10/15/33(a)	196,000	197,470
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28(a)	651,000	652,573
7.88%, 4/1/30(a)	110,000	114,627
7.13%, 2/15/31(a)	550,000	570,195
7.50%, 3/15/33(a)	585,000	617,011
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	278,000	275,556
3.75%, 2/15/31(a)	583,000	541,217
Cleveland-Cliffs, Inc.
6.88%, 11/1/29(a)	676,000	682,304
6.75%, 4/15/30(a)	503,000	503,283
7.50%, 9/15/31(a)	661,000	669,524
7.00%, 3/15/32(a)(b)	1,047,000	1,043,431
7.38%, 5/1/33(a)	851,000	850,848
7.63%, 1/15/34(a)	894,000	893,388
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/29(a)	397,000	397,199
6.88%, 1/15/30(a)	235,000	235,134
8.75%, 4/15/30(a)(b)	889,000	877,793
6.75%, 4/15/32(a)	725,000	704,213
CNX Resources Corp.
7.38%, 1/15/31(a)	544,000	557,390
7.25%, 3/1/32(a)	318,000	327,730
Coherent Corp. 5.00%, 12/15/29(a)	122,000	120,179
Coinbase Global, Inc.
3.38%, 10/1/28(a)	59,000	56,064
3.63%, 10/1/31(a)(b)	251,000	218,908
Columbus McKinnon Corp. 7.13%, 2/1/33(a)	715,000	716,350
Commercial Metals Co.
5.75%, 11/15/33(a)	457,000	454,491
6.00%, 12/15/35(a)	600,000	598,761
Compass Minerals International, Inc. 8.00%, 7/1/30(a)	423,000	446,226
Concentra Escrow Issuer Corp. 6.88%, 7/15/32(a)(b)	97,000	100,585
Connect Holding II LLC 10.50%, 4/3/31(a)	910,000	913,201
CoreCivic, Inc. 8.25%, 4/15/29	222,000	231,693

See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2026
Investments	Principal Amount	Value
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	$810,000	$795,003
7.50%, 12/15/33(a)	305,000	319,882
Credit Acceptance Corp.
9.25%, 12/15/28(a)	59,000	61,476
6.63%, 3/15/30(a)	250,000	251,055
Crescent Energy Finance LLC
7.63%, 4/1/32(a)	1,015,000	1,023,731
7.88%, 4/15/32(a)	1,015,000	1,028,156
7.38%, 1/15/33(a)	895,000	890,386
Crowdstrike Holdings, Inc. 3.00%, 2/15/29	136,000	129,816
Crown Americas LLC 5.25%, 4/1/30	470,000	471,877
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(a)	67,000	67,160
CVR Energy, Inc. 7.50%, 2/15/31(a)	578,000	575,800
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(a)	230,000	229,702
CVS Health Corp.
6.75%, 12/10/54, (6.75% fixed rate until 12/10/34; 5-year Constant Maturity Treasury Rate + 2.516% thereafter)(c)	623,000	649,272
7.00%, 3/10/55, (7.00% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.886% thereafter)(c)	960,000	996,693
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 4/15/31(a)	615,000	616,056
6.38%, 4/15/34(a)	600,000	599,035
Darling Ingredients, Inc. 6.00%, 6/15/30(a)	71,000	71,507
DaVita, Inc.
4.63%, 6/1/30(a)	875,000	848,273
3.75%, 2/15/31(a)	819,000	760,166
6.88%, 9/1/32(a)	949,000	979,142
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 3/15/29(a)	885,000	920,539
7.38%, 6/30/33(a)	595,000	607,639
Discovery Communications LLC 3.63%, 5/15/30, Series**	776,000	724,189
Discovery Global Holdings, Inc.
4.28%, 3/15/32, Series**	325,000	291,885
5.05%, 3/15/42, Series**	860,000	630,740
5.14%, 3/15/52, Series**	1,515,000	1,018,245
DISH DBS Corp.
7.38%, 7/1/28(d)	626,000	602,165
5.75%, 12/1/28(a)(d)	1,165,000	1,130,978
5.13%, 6/1/29(d)	818,000	740,752
Diversified Healthcare Trust 4.38%, 3/1/31	331,000	303,366
Investments	Principal Amount	Value
Dycom Industries, Inc. 4.50%, 4/15/29(a)	$277,000	$271,490
EchoStar Corp.
10.75%, 11/30/29	106,758	115,471
6.75%, 11/30/30, PIK	1,128,142	1,147,812
Elanco Animal Health, Inc. 6.40%, 8/28/28	239,000	245,616
Elastic NV 4.13%, 7/15/29(a)	268,000	255,813
Element Solutions, Inc. 3.88%, 9/1/28(a)	231,000	225,504
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
6.63%, 12/15/30(a)	612,000	626,192
6.75%, 7/15/31(a)	215,000	222,694
Encompass Health Corp.
4.50%, 2/1/28	72,000	71,559
4.75%, 2/1/30	135,000	132,980
Encore Capital Group, Inc.
8.50%, 5/15/30(a)	627,000	667,368
6.63%, 4/15/31(a)	285,000	288,336
Energy Transfer LP
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(c)	547,000	580,813
6.50%, 2/15/56, (6.50% fixed rate until 2/15/31; 5-year Constant Maturity Treasury Rate + 2.676% thereafter)(c)	892,000	899,917
6.75%, 2/15/56, (6.75% fixed rate until 2/15/36; 5-year Constant Maturity Treasury Rate + 2.475% thereafter)(c)	364,000	371,139
Enova International, Inc. 9.13%, 8/1/29(a)	334,000	349,609
Entegris, Inc. 5.95%, 6/15/30(a)	155,000	156,555
Excelerate Energy LP 8.00%, 5/15/30(a)	455,000	480,450
Fair Isaac Corp. 4.00%, 6/15/28(a)	184,000	180,008
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29(a)	726,000	707,078
9.25%, 1/15/31(a)	584,000	616,145
FirstCash, Inc.
4.63%, 9/1/28(a)	234,000	230,240
5.63%, 1/1/30(a)	235,000	234,107
Ford Motor Co.
3.25%, 2/12/32	915,000	806,364
5.29%, 12/8/46	249,000	204,744
Ford Motor Credit Co. LLC
7.35%, 11/4/27	390,000	400,819
6.80%, 11/7/28	420,000	433,567
5.80%, 3/8/29	625,000	630,955
5.11%, 5/3/29	761,000	755,870

See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2026
Investments	Principal Amount	Value
4.00%, 11/13/30	$583,000	$547,542
7.12%, 11/7/33	271,000	288,445
6.13%, 3/8/34(b)	565,000	569,058
Forestar Group, Inc. 6.50%, 3/15/33(a)	451,000	458,749
FS KKR Capital Corp.
3.13%, 10/12/28	495,000	466,217
6.88%, 8/15/29	1,030,000	1,032,229
Gap, Inc. 3.88%, 10/1/31(a)	746,000	680,244
Gates Corp. 6.88%, 7/1/29(a)	91,000	93,259
Gen Digital, Inc.
6.75%, 9/30/27(a)	712,000	715,169
6.25%, 4/1/33(a)	700,000	690,583
GEO Group, Inc.
8.63%, 4/15/29	386,000	402,312
10.25%, 4/15/31	366,000	395,961
GFL Environmental Holdings US, Inc. 5.50%, 2/1/34(a)	515,000	504,205
Global Atlantic Fin Co.
7.95%, 10/15/54, (7.95% fixed rate until 10/15/29; 5-year Constant Maturity Treasury Rate + 3.608% thereafter)(a)(c)	478,000	482,140
7.25%, 3/1/56, (7.25% fixed rate until 3/1/31; 5-year Constant Maturity Treasury Rate + 3.55% thereafter)(a)(c)	500,000	491,062
GLP Capital LP/GLP Financing II, Inc.
4.00%, 1/15/31	203,000	191,844
5.63%, 9/15/34	455,000	451,371
5.75%, 11/1/37	227,000	223,452
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/1/27(a)	120,000	119,951
3.50%, 3/1/29(a)	547,000	515,292
Graham Holdings Co. 5.63%, 12/1/33(a)	266,000	263,669
Gray Media, Inc.
4.75%, 10/15/30(a)	715,000	515,408
5.38%, 11/15/31(a)	1,007,000	676,810
9.63%, 7/15/32(a)	731,000	706,278
7.25%, 8/15/33(a)	686,000	675,968
Griffon Corp. 5.75%, 3/1/28	327,000	327,290
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	216,000	210,585
6.38%, 1/15/30(a)	133,000	134,996
Gulfport Energy Operating Corp. 6.75%, 9/1/29(a)	163,000	166,551
Investments	Principal Amount	Value
HA Sustainable Infrastructure Capital, Inc.
8.00%, 6/1/56, (8.00% fixed rate until 6/1/31; 5-year Constant Maturity Treasury Rate + 4.301% thereafter)(c)	$245,000	$259,644
7.13%, 11/15/56, (7.125% fixed rate until 11/15/31; 5-year Constant Maturity Treasury Rate + 3.478% thereafter)(c)	355,000	360,421
Hawaiian Electric Co., Inc. 6.00%, 10/1/33(a)	357,000	353,871
HealthEquity, Inc. 4.50%, 10/1/29(a)	229,000	222,600
Hess Midstream Operations LP 4.25%, 2/15/30(a)	241,000	232,693
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/29(a)	206,000	199,006
4.88%, 1/15/30	191,000	190,608
4.00%, 5/1/31(a)	395,000	373,504
3.63%, 2/15/32(a)	344,000	315,260
Hilton Grand Vacations Borrower Escrow LLC/ Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	702,000	685,559
4.88%, 7/1/31(a)(b)	439,000	412,825
6.63%, 1/15/32(a)	447,000	454,053
HLF Financing SARL LLC/Herbalife International, Inc.
4.88%, 6/1/29(a)	523,000	490,006
7.75%, 5/1/33(a)	690,000	699,376
Howard Hughes Corp. 4.38%, 2/1/31(a)	1,030,000	974,755
Humana, Inc.
6.63%, 9/15/56, (6.625% fixed rate until 9/15/31; 5-year Constant Maturity Treasury Rate + 2.891% thereafter)(c)	780,000	777,049
Huntsman International LLC 4.50%, 5/1/29	561,000	548,433
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
9.75%, 1/15/29	500,000	490,791
4.38%, 2/1/29	1,270,000	1,085,441
10.00%, 11/15/29(a)	1,119,000	1,105,161
iHeartCommunications, Inc.
9.13%, 5/1/29(a)	696,553	676,567
7.75%, 8/15/30(a)	633,000	592,588
Ingevity Corp. 3.88%, 11/1/28(a)	276,000	267,826
IQVIA, Inc. 6.25%, 6/1/32(a)	693,000	706,187
Kaiser Aluminum Corp.
4.50%, 6/1/31(a)	290,000	277,544
5.88%, 3/1/34(a)	295,000	292,125

See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2026
Investments	Principal Amount	Value
Kennedy-Wilson, Inc.
7.00%, 6/1/31(a)	$710,000	$726,728
7.25%, 6/1/33(a)	480,000	490,382
Kinetik Holdings LP
6.63%, 12/15/28(a)	161,000	163,856
5.88%, 6/15/30(a)	97,000	97,519
Kingpin Intermediate Holdings LLC 7.25%, 10/15/32(a)	551,000	468,224
Kodiak Gas Services LLC
5.88%, 4/1/31(a)	345,000	346,100
6.50%, 10/1/33(a)	527,000	534,468
6.75%, 10/1/35(a)	527,000	540,930
Lamar Media Corp.
3.75%, 2/15/28	152,000	149,155
4.00%, 2/15/30	70,000	67,035
3.63%, 1/15/31	440,000	410,514
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	129,000	128,232
4.13%, 1/31/30(a)	94,000	90,075
4.38%, 1/31/32(a)	370,000	348,172
Level 3 Financing, Inc.
6.88%, 6/30/33(a)	1,018,000	1,046,166
7.00%, 3/31/34(a)	1,010,000	1,041,776
8.50%, 1/15/36(a)	945,000	1,016,282
7.50%, 2/15/37(a)	875,000	898,871
Levi Strauss & Co. 3.50%, 3/1/31(a)	174,000	161,532
Light & Wonder International, Inc.
7.50%, 9/1/31(a)	275,000	285,205
6.25%, 10/1/33(a)	354,000	352,025
Lindblad Expeditions LLC 7.00%, 9/15/30(a)	455,000	470,594
Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)	133,000	132,754
Macy’s Retail Holdings LLC 7.38%, 8/1/33(a)	335,000	352,022
Marriott Ownership Resorts, Inc.
4.50%, 6/15/29(a)	345,000	333,605
6.50%, 10/1/33(a)(b)	480,000	477,386
Matador Resources Co.
6.50%, 4/15/32(a)	503,000	506,081
6.25%, 4/15/33(a)	516,000	514,539
6.00%, 4/15/34(a)	280,000	273,143
Match Group Holdings II LLC
4.63%, 6/1/28(a)	200,000	197,306
4.13%, 8/1/30(a)	440,000	414,190
3.63%, 10/1/31(a)	333,000	299,380
6.13%, 9/15/33(a)	389,000	384,769
Investments	Principal Amount	Value
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/28(a)(b)	$226,000	$235,308
Medline Borrower LP 5.25%, 10/1/29(a)	135,000	134,297
Methanex U.S. Operations, Inc. 6.25%, 3/15/32(a)(b)	357,000	361,735
MGM Resorts International
4.75%, 10/15/28(b)	350,000	347,795
6.50%, 4/15/32	415,000	415,248
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/29(a)	537,000	522,940
Millrose Properties, Inc.
6.38%, 8/1/30(a)	420,000	425,823
6.25%, 9/15/32(a)	305,000	307,932
Moog, Inc. 5.50%, 10/15/34(a)	141,000	139,099
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,029,000	998,501
4.63%, 8/1/29	1,142,000	918,457
3.50%, 3/15/31	1,318,000	904,407
8.50%, 2/15/32(a)	924,000	946,379
Murphy Oil Corp.
6.00%, 10/1/32	157,000	156,449
6.50%, 2/15/34	355,000	351,744
Murphy Oil USA, Inc. 3.75%, 2/15/31(a)	267,000	249,919
Mylan, Inc. 5.20%, 4/15/48	475,000	395,409
Nabors Industries, Inc.
9.13%, 1/31/30(a)	514,000	537,860
8.88%, 8/15/31(a)	1,020,000	1,048,304
Navient Corp.
4.88%, 3/15/28	253,000	248,274
5.50%, 3/15/29(b)	713,000	684,908
9.38%, 7/25/30	269,000	273,651
11.50%, 3/15/31(b)	406,000	429,070
7.88%, 6/15/32(b)	330,000	309,146
Nexstar Media, Inc.
4.75%, 11/1/28(a)(b)	710,000	695,925
6.50%, 9/15/33(a)	1,035,000	1,035,901
7.25%, 4/15/34(a)	1,035,000	1,032,926
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(a)	254,000	263,103
8.38%, 2/15/32(a)	870,000	906,577
Noble Finance II LLC 8.00%, 4/15/30(a)	179,000	185,581
See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2026
Investments	Principal Amount	Value
NRG Energy, Inc.
3.38%, 2/15/29(a)	$73,000	$69,666
5.25%, 6/15/29(a)	587,000	585,796
3.63%, 2/15/31(a)	685,000	636,449
6.00%, 2/1/33(a)	566,000	569,531
6.25%, 11/1/34(a)	522,000	528,784
6.00%, 1/15/36(a)	630,000	628,330
Occidental Petroleum Corp.
8.88%, 7/15/30	86,000	96,937
6.45%, 9/15/36	424,000	454,774
6.60%, 3/15/46	271,000	288,090
Olin Corp.
5.63%, 8/1/29	421,000	418,344
6.63%, 4/1/33(a)	493,000	487,615
ON Semiconductor Corp. 3.88%, 9/1/28(a)	178,000	173,439
OneMain Finance Corp.
6.63%, 1/15/28	682,000	692,421
5.38%, 11/15/29	905,000	890,485
7.88%, 3/15/30	490,000	510,534
4.00%, 9/15/30	968,000	895,677
7.50%, 5/15/31	460,000	475,502
7.13%, 11/15/31	612,000	623,080
6.75%, 3/15/32	153,000	153,635
7.13%, 9/15/32	452,000	459,952
6.50%, 3/15/33	38,000	37,411
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 4/30/28(a)	260,000	256,888
5.13%, 4/30/31(a)	305,000	302,176
7.88%, 5/15/34(a)	325,000	348,945
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 1/15/29(a)	236,000	230,002
4.63%, 3/15/30(a)	216,000	209,616
PacifiCorp
7.38%, 9/15/55, (7.375% fixed rate until 9/15/30; 5-year Constant Maturity Treasury Rate + 3.319% thereafter)(c)	698,000	705,204
7.13%, 8/15/56, (7.125% fixed rate until 8/15/31; 5-year Constant Maturity Treasury Rate + 3.292% thereafter)(c)	925,000	921,103
Par Petroleum LLC 7.38%, 6/1/34(a)	489,000	495,497
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 5/15/29(a)	329,000	321,947
7.00%, 2/1/30(a)	287,000	294,244
Patrick Industries, Inc. 6.38%, 11/1/32(a)	397,000	395,641
PBF Holding Co. LLC/PBF Finance Corp.
9.88%, 3/15/30(a)	346,000	370,116
7.88%, 9/15/30(a)	616,000	628,143
Investments	Principal Amount	Value
Penn Entertainment, Inc. 6.75%, 4/1/31(a)	$515,000	$517,903
PennyMac Financial Services, Inc.
4.25%, 2/15/29(a)	181,000	172,981
7.88%, 12/15/29(a)	350,000	364,126
7.13%, 11/15/30(a)	800,000	810,750
5.75%, 9/15/31(a)	223,000	211,739
6.88%, 5/15/32(a)	1,036,000	1,014,712
6.88%, 2/15/33(a)	278,000	271,174
6.75%, 2/15/34(a)	401,000	385,264
Penske Automotive Group, Inc. 3.75%, 6/15/29(b)	158,000	151,470
Performance Food Group, Inc.
4.25%, 8/1/29(a)	132,000	128,116
6.13%, 9/15/32(a)	375,000	380,112
5.63%, 3/1/34(a)	705,000	692,887
Perimeter Holdings LLC 6.25%, 1/15/34(a)	433,000	432,901
Petco Health & Wellness Co., Inc. 8.25%, 2/1/31(a)	572,000	576,878
Phinia, Inc. 6.75%, 4/15/29(a)	101,000	103,601
Pioneer Opco LLC 7.00%, 5/15/33(a)	395,000	402,741
Pitney Bowes, Inc. 7.25%, 3/15/29(a)	355,000	359,207
Post Holdings, Inc.
4.63%, 4/15/30(a)	1,143,000	1,104,893
4.50%, 9/15/31(a)	1,122,000	1,052,479
6.25%, 2/15/32(a)	165,000	167,582
6.38%, 3/1/33(a)	1,020,000	1,013,006
6.50%, 3/15/36(a)	1,157,000	1,144,631
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.38%, 8/31/27(a)	220,000	215,620
PROG Holdings, Inc. 6.00%, 11/15/29(a)	488,000	478,006
PTC, Inc. 4.00%, 2/15/28(a)	261,000	256,091
Qnity Electronics, Inc.
5.75%, 8/15/32(a)	240,000	241,607
6.25%, 8/15/33(a)	287,000	292,330
Qorvo, Inc. 4.38%, 10/15/29	139,000	134,147
Range Resources Corp. 4.75%, 2/15/30(a)	226,000	221,006
Regal Rexnord Corp.
6.05%, 4/15/28	43,000	43,894
6.30%, 2/15/30	264,000	275,442
6.40%, 4/15/33(b)	440,000	467,140
RHP Hotel Properties LP/RHP Finance Corp. 4.50%, 2/15/29(a)	386,000	378,641

See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2026
Investments	Principal Amount	Value
RLJ Lodging Trust LP 4.00%, 9/15/29(a)	$178,000	$169,648
ROBLOX Corp. 3.88%, 5/1/30(a)	385,000	364,246
Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(a)	244,000	238,359
Ryan Specialty LLC
4.38%, 2/1/30(a)(b)	55,000	53,154
5.88%, 8/1/32(a)(b)	217,000	213,663
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 4/1/32	180,000	183,966
Science Applications International Corp. 5.88%, 11/1/33(a)	344,000	339,191
Select Medical Corp. 6.25%, 12/1/32(a)(b)	435,000	423,062
Sensata Technologies, Inc. 3.75%, 2/15/31(a)	450,000	421,144
Service Corp. International
3.38%, 8/15/30	301,000	279,493
4.00%, 5/15/31	287,000	271,066
Silgan Holdings, Inc. 4.13%, 2/1/28	133,000	131,321
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)	559,000	491,178
4.38%, 12/31/32(a)	613,000	466,935
8.13%, 2/15/33(a)	111,000	114,534
Sirius XM Radio LLC
5.00%, 8/1/27(a)	386,000	385,664
4.00%, 7/15/28(a)	973,000	948,179
5.50%, 7/1/29(a)	866,000	864,748
4.13%, 7/1/30(a)	978,000	921,103
3.88%, 9/1/31(a)	1,120,000	1,017,927
5.88%, 4/15/32(a)(b)	555,000	548,739
Skyworks Solutions, Inc. 3.00%, 6/1/31	288,000	258,688
SM Energy Co.
7.00%, 8/1/32(a)	335,000	338,280
9.63%, 6/15/33(a)	933,000	1,023,483
6.63%, 4/15/34(a)	690,000	679,980
Snap, Inc.
6.88%, 3/1/33(a)	1,189,000	1,159,464
6.88%, 3/15/34(a)	452,000	438,026
Solaris Energy Infrastructure LLC 6.38%, 5/15/31(a)	880,000	890,689
Solstice Advanced Materials, Inc. 5.63%, 9/30/33(a)	435,000	432,527
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	102,000	99,823
4.88%, 11/15/31(a)(b)	218,000	209,743
Sotera Health Holdings LLC 7.38%, 6/1/31(a)	471,000	488,878
Investments	Principal Amount	Value
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	$652,000	$652,117
6.50%, 6/1/32(a)	455,000	459,157
Stagwell Global LLC 5.63%, 8/15/29(a)	750,000	724,049
Starwood Property Trust, Inc.
7.25%, 4/1/29(a)	744,000	768,879
6.50%, 10/15/30(a)	264,000	270,188
6.13%, 6/1/31(a)	115,000	115,762
Station Casinos LLC
4.50%, 2/15/28(a)	358,000	354,080
4.63%, 12/1/31(a)	385,000	365,920
Stonex Escrow Issuer LLC 6.88%, 7/15/32(a)	230,000	236,751
Suburban Propane Partners LP/ Suburban Energy Finance Corp. 5.00%, 6/1/31(a)	450,000	426,734
Summit Midstream Holdings LLC 8.63%, 10/31/29(a)	610,000	637,248
SunCoke Energy, Inc. 4.88%, 6/30/29(a)	366,000	346,464
Sunoco LP
5.63%, 3/15/31(a)	505,000	501,560
7.25%, 5/1/32(a)	671,000	695,924
6.25%, 7/1/33(a)	486,000	490,600
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	730,000	714,125
4.50%, 4/30/30	610,000	590,966
Synchrony Financial 7.25%, 2/2/33	381,000	397,552
Talen Energy Supply LLC
6.25%, 2/1/34(a)	817,000	812,526
6.50%, 2/1/36(a)	750,000	756,245
Talos Production, Inc.
9.00%, 2/1/29(a)	404,000	421,150
9.38%, 2/1/31(a)	475,000	499,769
Taylor Morrison Communities, Inc. 5.13%, 8/1/30(a)	407,000	407,932
Teleflex, Inc. 4.25%, 6/1/28(a)	70,000	69,054
Tenet Healthcare Corp.
4.25%, 6/1/29	590,000	573,663
4.38%, 1/15/30	595,000	576,926
6.13%, 6/15/30	728,000	734,070
5.50%, 11/15/32(a)	608,000	605,009
Tenneco, Inc. 8.00%, 11/17/28(a)	713,000	718,126
Terex Corp.
5.00%, 5/15/29(a)	244,000	241,968
6.25%, 10/15/32(a)	355,000	359,787

See Notes to Financial Statements.

WisdomTree Trust    77

Schedule of Investments (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2026
Investments	Principal Amount	Value
Tidewater, Inc. 9.13%, 7/15/30(a)	$435,000	$466,130
TopBuild Corp. 5.63%, 1/31/34(a)	100,000	100,922
TransDigm, Inc.
4.88%, 5/1/29	118,000	116,382
6.63%, 3/1/32(a)	656,000	673,256
6.38%, 5/31/33(a)	338,000	341,746
Travel & Leisure Co.
4.50%, 12/1/29(a)	531,000	514,319
6.25%, 6/1/31(a)	605,000	609,258
6.13%, 9/1/33(a)	393,000	388,814
TriNet Group, Inc. 3.50%, 3/1/29(a)	393,000	370,020
TTM Technologies, Inc. 4.00%, 3/1/29(a)	242,000	233,686
Twilio, Inc.
3.63%, 3/15/29	160,000	154,378
3.88%, 3/15/31	248,000	234,183
U.S. Foods, Inc.
4.75%, 2/15/29(a)	217,000	214,505
4.63%, 6/1/30(a)	233,000	227,519
5.75%, 4/15/33(a)	103,000	103,313
United Airlines Holdings, Inc.
4.88%, 3/1/29	470,000	465,637
5.38%, 3/1/31	625,000	621,737
United Rentals North America, Inc.
3.88%, 11/15/27	145,000	143,132
4.88%, 1/15/28	153,000	152,556
4.00%, 7/15/30	244,000	233,701
3.88%, 2/15/31	372,000	351,756
5.38%, 11/15/33(a)	698,000	688,270
USA Compression Partners LP/ USA Compression Finance Corp.
7.13%, 3/15/29(a)	130,000	133,282
6.25%, 10/1/33(a)	465,000	461,582
Vail Resorts, Inc.
5.63%, 7/15/30(a)	130,000	130,171
6.50%, 5/15/32(a)	129,000	131,427
Valvoline, Inc. 3.63%, 6/15/31(a)	388,000	357,161
Velocity Commercial Capital LLC 9.38%, 2/15/31(a)	425,000	440,322
Versant Media Group, Inc. 7.25%, 1/30/31(a)	700,000	724,697
VF Corp.
2.80%, 4/23/27	95,000	93,455
2.95%, 4/23/30(b)	304,000	277,541
Investments	Principal Amount	Value
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/31(a)	$57,000	$59,648
Viasat, Inc. 7.50%, 5/30/31(a)	610,000	616,445
Viatris, Inc.
2.30%, 6/22/27	607,000	592,712
2.70%, 6/22/30	574,000	523,971
3.85%, 6/22/40	844,000	664,263
4.00%, 6/22/50	1,085,000	746,075
Victoria’s Secret & Co. 4.63%, 7/15/29(a)	458,000	446,827
Viking Cruises Ltd.
9.13%, 7/15/31(a)	175,000	183,611
5.88%, 10/15/33(a)	400,000	400,619
Viper Energy Partners LLC 5.70%, 8/1/35(b)	295,000	299,052
Vistra Operations Co. LLC
4.38%, 5/1/29(a)	187,000	183,829
7.75%, 10/15/31(a)	285,000	298,617
Vornado Realty LP 5.75%, 2/1/33	165,000	165,962
Weatherford International Ltd. 6.75%, 10/15/33(a)	557,000	568,981
WESCO Distribution, Inc. 6.63%, 3/15/32(a)	1,133,000	1,168,467
WEX, Inc. 6.50%, 3/15/33(a)(b)	353,000	351,930
Wolverine World Wide, Inc. 4.00%, 8/15/29(a)(b)	524,000	493,957
WULF Compute LLC 7.75%, 10/15/30(a)	1,095,000	1,150,404
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/28(a)	78,000	76,868
5.63%, 3/1/33(a)	325,000	320,949
Wynn Resorts Finance LLC/ Wynn Resorts Capital Corp.
5.13%, 10/1/29(a)	305,000	303,326
7.13%, 2/15/31(a)	454,000	480,057
6.25%, 3/15/33(a)	307,000	308,603
XHR LP 4.88%, 6/1/29(a)	88,000	86,450
XPLR Infrastructure Operating Partners LP
7.25%, 1/15/29(a)(b)	612,000	633,873
8.38%, 1/15/31(a)	423,000	451,470
8.63%, 3/15/33(a)(b)	947,000	1,016,373
XPO, Inc. 7.13%, 2/1/32(a)	166,000	172,158
Yum! Brands, Inc. 3.63%, 3/15/31	127,000	118,242
Total United States		229,552,408
TOTAL CORPORATE BONDS (Cost: $228,838,670)		229,733,161

See Notes to Financial Statements.

78    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) June 30, 2026
Investments	Shares	Value
MUTUAL FUND – 1.2%
United States – 1.2%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(e) (Cost: $2,928,923)	2,928,923	$2,928,923
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
United States – 0.4%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(e) (Cost: $878,600)	878,600	878,600
TOTAL INVESTMENTS IN SECURITIES – 98.5% (Cost: $233,617,578)		234,511,429
Other Assets less Liabilities – 1.5%		3,580,070
NET ASSETS – 100.0%		$238,091,499

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at June 30, 2026 (See Note 2). At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $18,171,316 and the total market value of the collateral held by the Fund was $18,950,798. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $18,072,198.

(c)   Rate shown reflects the accrual rate as of June 30, 2026 on securities with variable or step rates.

(d)  The issuer of this bond has filed for Chapter 11 bankruptcy protection.

(e)   Rate shown represents annualized 7-day yield as of June 30, 2026.

ABBREVIATIONS:
PIK	Payment In Kind

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$2,000,000	$24,500,000	$26,500,000	$—	$—	$—^	$27,882

^     As of June 30, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$970,745	$—	$970,745
Corporate Bonds	—	229,733,161	—	229,733,161
Mutual Fund	—	2,928,923	—	2,928,923
Investment of Cash Collateral for Securities Loaned	—	878,600	—	878,600
Total Investments in Securities	$—	$234,511,429	$—	$234,511,429

See Notes to Financial Statements.

WisdomTree Trust    79

Schedule of Investments WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2026
Investments	Principal Amount	Value
CORPORATE BONDS – 97.3%
Belgium – 0.1%
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 6/1/30	$67,000	$64,667
Germany – 1.5%
Deutsche Bank AG
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	150,000	154,500
6.82%, 11/20/29, (6.819% fixed rate until 11/20/28; Secured Overnight Financing Rate + 2.51% thereafter)(a)	205,000	214,397
5.00%, 9/11/30, (4.999% fixed rate until 9/11/29; Secured Overnight Financing Rate + 1.70% thereafter)(a)	150,000	150,580
5.30%, 5/9/31, (5.297% fixed rate until 5/9/30; Secured Overnight Financing Rate + 1.72% thereafter)(a)	150,000	151,540
Mercedes-Benz Finance North America LLC 8.50%, 1/18/31(b)	107,000	122,603
Total Germany		793,620
Italy – 0.1%
Eni USA, Inc. 7.30%, 11/15/27	51,000	52,848
United Kingdom – 0.3%
Astrazeneca Finance LLC 4.90%, 3/3/30	121,000	122,603
RELX Capital, Inc. 3.00%, 5/22/30	44,000	41,337
Total United Kingdom		163,940
United States – 95.3%
3M Co. 2.88%, 10/15/27	163,000	159,950
ABB Finance USA, Inc. 3.80%, 4/3/28	32,000	31,668
Abbott Laboratories 4.00%, 3/15/31	141,000	137,446
AbbVie, Inc. 3.20%, 11/21/29	217,000	207,825
Adobe, Inc. 2.30%, 2/1/30	88,000	81,277
AEP Texas, Inc.
3.95%, 6/1/28	64,000	63,313
5.45%, 5/15/29(b)	71,000	72,415
Agilent Technologies, Inc. 2.10%, 6/4/30	40,000	36,257
Air Products & Chemicals, Inc. 2.05%, 5/15/30	89,000	81,093
Ally Financial, Inc.
7.10%, 11/15/27(b)	50,000	51,509
2.20%, 11/2/28	132,000	124,699
Investments	Principal Amount	Value
6.85%, 1/3/30, (6.848% fixed rate until 1/3/29; Secured Overnight Financing Rate + 2.82% thereafter)(a)	$41,000	$42,632
Alphabet, Inc. 4.10%, 11/15/30	114,000	112,209
Altria Group, Inc.
4.80%, 2/14/29	88,000	88,333
3.40%, 5/6/30	65,000	62,037
4.50%, 8/6/30	20,000	19,854
Amazon.com, Inc.
1.50%, 6/3/30(b)	114,000	101,799
4.10%, 11/20/30	88,000	86,521
4.25%, 3/13/31	140,000	137,888
Amcor Flexibles North America, Inc. 5.10%, 3/17/30(b)	108,000	109,189
Ameren Corp. 5.00%, 1/15/29	44,000	44,391
Ameren Illinois Co. 3.80%, 5/15/28	37,000	36,580
American Electric Power Co., Inc. 3.20%, 11/13/27	25,000	24,571
American Express Co.
5.04%, 7/26/28, (5.043% fixed rate until 7/26/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	108,000	108,646
4.05%, 5/3/29	48,000	47,572
4.35%, 7/20/29, (4.351% fixed rate until 7/20/28; Secured Overnight Financing Rate + 0.81% thereafter)(a)	57,000	56,712
5.53%, 4/25/30, (5.532% fixed rate until 4/25/29; Secured Overnight Financing Index + 1.09% thereafter)(a)	60,000	61,338
American Homes 4 Rent LP 4.25%, 2/15/28	52,000	51,638
American Honda Finance Corp.
5.65%, 11/15/28(b)	62,000	63,316
4.90%, 3/13/29	30,000	30,169
American Water Capital Corp. 2.80%, 5/1/30	57,000	53,352
Amgen, Inc.
3.20%, 11/2/27	68,000	66,985
5.15%, 3/2/28	137,000	138,327
1.65%, 8/15/28	59,000	55,627
4.05%, 8/18/29	50,000	49,252
2.45%, 2/21/30	135,000	125,196
5.25%, 3/2/30	109,000	111,075
Amphenol Corp.
5.05%, 4/5/29	23,000	23,368
2.80%, 2/15/30	185,000	173,820
Amrize Finance U.S. LLC 4.95%, 4/7/30	121,000	121,839
Aon Corp. 3.75%, 5/2/29	64,000	62,491

See Notes to Financial Statements.

80    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2026
Investments	Principal Amount	Value
Apollo Debt Solutions BDC
6.90%, 4/13/29	$106,000	$108,792
5.88%, 8/30/30	39,000	38,623
Apple, Inc.
1.20%, 2/8/28	84,000	80,106
4.00%, 5/10/28	39,000	38,851
Applied Materials, Inc. 4.80%, 6/15/29	28,000	28,311
Ares Capital Corp.
5.50%, 9/1/30	145,000	143,265
5.10%, 1/15/31	97,000	93,872
Ares Strategic Income Fund 5.80%, 9/9/30	253,000	249,320
Arrow Electronics, Inc. 5.15%, 8/21/29	34,000	34,354
Assurant, Inc. 3.70%, 2/22/30	33,000	31,608
Assured Guaranty U.S. Holdings, Inc. 6.13%, 9/15/28	47,000	48,373
AT&T, Inc. 4.40%, 4/30/31(b)	116,000	114,085
Athene Holding Ltd. 4.13%, 1/12/28	113,000	111,955
Automatic Data Processing, Inc. 1.70%, 5/15/28	56,000	53,449
AutoZone, Inc.
3.75%, 4/18/29	95,000	92,871
5.10%, 7/15/29	80,000	81,081
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.14%, 11/7/29	62,000	59,208
Bank of America Corp.
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(a)	67,000	66,933
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	91,000	90,148
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	39,000	38,351
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month Secured Overnight Financing Rate + 1.332% thereafter)(a)	103,000	101,910
5.20%, 4/25/29, (5.202% fixed rate until 4/25/28; Secured Overnight Financing Rate + 1.63% thereafter)(a)	285,000	287,706
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(a)	116,000	110,451
5.82%, 9/15/29, (5.819% fixed rate until 9/15/28; Secured Overnight Financing Rate + 1.57% thereafter)(a)	138,000	141,225
Investments	Principal Amount	Value
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month Secured Overnight Financing Rate + 1.472% thereafter)(a)	$227,000	$222,799
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month Secured Overnight Financing Rate + 1.442% thereafter)(a)	128,000	122,356
2.88%, 10/22/30, (2.884% fixed rate until 10/22/29; 3-month Secured Overnight Financing Rate + 1.452% thereafter)(a)	123,000	116,035
5.16%, 1/24/31, (5.162% fixed rate until 1/24/30; Secured Overnight Financing Rate + 1.00% thereafter)(a)	82,000	83,114
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month Secured Overnight Financing Rate + 1.252% thereafter)(a)	130,000	120,170
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	182,000	167,982
Bank of New York Mellon Corp.
3.40%, 1/29/28	15,000	14,803
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	54,000	53,754
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(a)	90,000	90,803
Becton Dickinson & Co. 4.69%, 2/13/28	30,000	30,058
Berkshire Hathaway Energy Co. 3.25%, 4/15/28	125,000	122,422
Best Buy Co., Inc. 4.45%, 10/1/28	54,000	53,877
BGC Group, Inc. 6.60%, 6/10/29	43,000	44,379
Biogen, Inc. 2.25%, 5/1/30	110,000	100,414
Black Hills Corp. 3.05%, 10/15/29	64,000	60,676
Blackstone Private Credit Fund
4.95%, 9/26/27	74,000	73,708
7.30%, 11/27/28	27,000	27,852
5.95%, 7/16/29	87,000	87,027
5.60%, 11/22/29	9,000	8,885
5.25%, 4/1/30	24,000	23,313
5.95%, 5/15/31(b)	117,000	115,280
Blackstone Secured Lending Fund 2.85%, 9/30/28	172,000	162,360
Block Financial LLC
2.50%, 7/15/28	23,000	21,920
3.88%, 8/15/30	25,000	23,769
Blue Owl Capital Corp. 2.88%, 6/11/28	213,000	201,735

See Notes to Financial Statements.

WisdomTree Trust    81

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2026
Investments	Principal Amount	Value
Blue Owl Credit Income Corp.
7.75%, 9/16/27	$36,000	$36,802
7.95%, 6/13/28	101,000	104,458
7.75%, 1/15/29	4,000	4,125
6.60%, 9/15/29	118,000	118,773
5.80%, 3/15/30	7,000	6,827
Blue Owl Technology Finance Corp. 6.75%, 4/4/29(b)	46,000	46,217
Boston Scientific Corp. 2.65%, 6/1/30	40,000	37,156
BP Capital Markets America, Inc. 4.23%, 11/6/28	40,000	39,736
Broadcom, Inc.
4.75%, 4/15/29	43,000	43,245
4.35%, 2/15/30	143,000	141,582
4.60%, 7/15/30(b)	190,000	189,381
4.15%, 11/15/30(b)	57,000	55,809
2.45%, 2/15/31	114,000	103,174
Brown & Brown, Inc. 4.90%, 6/23/30	86,000	85,893
Brunswick Corp. 5.85%, 3/18/29(b)	49,000	50,160
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	105,000	104,109
4.10%, 1/7/28	28,000	27,844
4.20%, 9/17/29	3,000	2,965
4.55%, 8/4/30	27,000	26,801
Cadence Design Systems, Inc. 4.30%, 9/10/29(b)	107,000	106,152
Campbell’s Company/The 5.20%, 3/21/29(b)	80,000	80,748
Capital One Financial Corp.
3.80%, 1/31/28	177,000	174,874
4.93%, 5/10/28, (4.927% fixed rate until 5/10/27; Secured Overnight Financing Rate + 2.057% thereafter)(a)	50,000	50,129
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	54,000	54,700
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	27,000	27,777
3.27%, 3/1/30, (3.273% fixed rate until 3/1/29; Secured Overnight Financing Rate + 1.79% thereafter)(a)	39,000	37,555
5.25%, 7/26/30, (5.247% fixed rate until 7/26/29; Secured Overnight Financing Rate + 2.60% thereafter)(a)	127,000	128,372
5.46%, 7/26/30, (5.463% fixed rate until 7/26/29; Secured Overnight Financing Rate + 1.56% thereafter)(a)	152,000	154,538
Cardinal Health, Inc. 5.00%, 11/15/29	171,000	172,742
Investments	Principal Amount	Value
Carlisle Cos., Inc. 3.75%, 12/1/27	$80,000	$79,152
Carrier Global Corp. 2.72%, 2/15/30	133,000	124,418
Caterpillar Financial Services Corp. 4.70%, 11/15/29(b)	115,000	115,888
CBRE Services, Inc. 5.50%, 4/1/29	29,000	29,597
CDW LLC/CDW Finance Corp. 3.25%, 2/15/29	162,000	154,961
Cencora, Inc.
2.80%, 5/15/30	145,000	135,272
2.70%, 3/15/31(b)	152,000	138,603
Charles Schwab Corp.
2.00%, 3/20/28	75,000	72,006
4.00%, 2/1/29(b)	76,000	75,293
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29	131,000	126,734
Cheniere Energy Partners LP
4.50%, 10/1/29	117,000	116,144
4.00%, 3/1/31	171,000	164,669
Chevron Corp. 2.24%, 5/11/30	116,000	106,711
Chevron USA, Inc. 3.25%, 10/15/29	21,000	20,265
Choice Hotels International, Inc. 3.70%, 12/1/29	37,000	35,502
Cigna Group
4.38%, 10/15/28	45,000	44,826
5.00%, 5/15/29	69,000	69,853
2.40%, 3/15/30	132,000	121,952
2.38%, 3/15/31	153,000	137,778
Cisco Systems, Inc.
4.85%, 2/26/29	118,000	119,265
4.95%, 2/26/31	85,000	86,413
Citigroup, Inc.
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	143,000	141,658
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	111,000	110,027
4.13%, 7/25/28	105,000	103,920
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month Secured Overnight Financing Rate + 1.413% thereafter)(a)	72,000	71,038
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(a)	98,000	97,114
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(a)	113,000	114,216

See Notes to Financial Statements.

82    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2026
Investments	Principal Amount	Value
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(a)	$124,000	$121,641
4.54%, 9/19/30, (4.542% fixed rate until 9/19/29; Secured Overnight Financing Rate + 1.338% thereafter)(a)	144,000	143,014
2.98%, 11/5/30, (2.976% fixed rate until 11/5/29; Secured Overnight Financing Rate + 1.422% thereafter)(a)	133,000	125,643
2.67%, 1/29/31, (2.666% fixed rate until 1/29/30; Secured Overnight Financing Rate + 1.146% thereafter)(a)	95,000	88,262
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(a)	168,000	165,622
Citizens Financial Group, Inc. 5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)	147,000	150,625
Clorox Co.
3.10%, 10/1/27	78,000	76,725
3.90%, 5/15/28	7,000	6,920
4.40%, 5/1/29	12,000	11,917
CME Group, Inc. 3.75%, 6/15/28(b)	42,000	41,579
CNA Financial Corp. 3.90%, 5/1/29	26,000	25,438
Coca-Cola Co. 1.00%, 3/15/28	65,000	61,606
Coca-Cola Consolidated, Inc. 5.25%, 6/1/29	62,000	63,156
Comcast Corp.
2.65%, 2/1/30	109,000	101,577
3.40%, 4/1/30	44,000	42,026
4.25%, 10/15/30	138,000	135,341
1.95%, 1/15/31(b)	64,000	56,447
1.50%, 2/15/31	125,000	107,894
Concentrix Corp. 6.60%, 8/2/28	29,000	28,915
ConocoPhillips Co. 4.70%, 1/15/30(b)	39,000	39,133
CRH America Finance, Inc. 4.40%, 2/9/31	63,000	62,052
CSX Corp.
3.80%, 3/1/28	69,000	68,312
4.25%, 3/15/29	11,000	10,925
2.40%, 2/15/30	7,000	6,501
CVS Health Corp.
4.30%, 3/25/28	104,000	103,477
3.25%, 8/15/29	23,000	22,028
Darden Restaurants, Inc. 4.55%, 10/15/29	90,000	89,392
DCP Midstream Operating LP 5.13%, 5/15/29	40,000	40,457
Investments	Principal Amount	Value
Dell International LLC/EMC Corp.
5.30%, 10/1/29	$75,000	$76,273
5.00%, 4/1/30	218,000	219,953
4.50%, 2/15/31	90,000	88,812
Delta Air Lines, Inc. 5.25%, 7/10/30	226,000	228,485
Devon Energy Corp.
5.25%, 10/15/27	46,000	46,019
4.38%, 3/15/29(c)	98,000	97,245
Diamondback Energy, Inc. 3.50%, 12/1/29	107,000	103,210
Dollar Tree, Inc. 4.20%, 5/15/28	54,000	53,593
Dominion Energy, Inc.
4.25%, 6/1/28	15,000	14,908
3.38%, 4/1/30, Series C	121,000	115,551
Dow Chemical Co. 7.38%, 11/1/29	70,000	75,381
DR Horton, Inc. 1.40%, 10/15/27	30,000	28,872
DTE Energy Co.
4.88%, 6/1/28	172,000	172,792
5.10%, 3/1/29	48,000	48,549
5.20%, 4/1/30	117,000	118,725
Duke Energy Carolinas LLC 2.45%, 2/1/30	14,000	13,022
Duke Energy Corp.
5.00%, 12/8/27	63,000	63,516
4.30%, 3/15/28	218,000	217,282
4.85%, 1/5/29	8,000	8,048
Duke Energy Ohio, Inc. 3.65%, 2/1/29	33,000	32,344
Eastman Chemical Co. 5.00%, 8/1/29	51,000	51,290
Eaton Corp.
4.35%, 5/18/28	46,000	45,996
4.20%, 3/6/31	200,000	196,104
Ecolab, Inc. 5.25%, 1/15/28	66,000	66,842
Edison International
4.13%, 3/15/28	112,000	110,441
5.25%, 11/15/28	99,000	99,218
EIDP, Inc. 2.30%, 7/15/30	31,000	28,604
Elevance Health, Inc.
4.10%, 3/1/28(b)	252,000	250,256
2.25%, 5/15/30	94,000	85,980
Eli Lilly & Co. 4.20%, 8/14/29	85,000	84,567
Emerson Electric Co. 1.80%, 10/15/27	61,000	59,140
Enact Holdings, Inc. 6.25%, 5/28/29	60,000	61,793

See Notes to Financial Statements.

WisdomTree Trust    83

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2026
Investments	Principal Amount	Value
Entergy Louisiana LLC 3.25%, 4/1/28	$72,000	$70,611
Enterprise Products Operating LLC
4.15%, 10/16/28	179,000	177,720
4.60%, 1/15/31	137,000	136,600
EPR Properties 3.75%, 8/15/29	85,000	81,743
EQT Corp.
5.70%, 4/1/28	176,000	178,995
7.00%, 2/1/30	131,000	139,424
4.75%, 1/15/31	88,000	87,188
Equifax, Inc.
4.80%, 9/15/29	64,000	64,084
3.10%, 5/15/30	17,000	15,955
Equitable Holdings, Inc. 4.35%, 4/20/28	46,000	45,714
ERP Operating LP 3.50%, 3/1/28	7,000	6,895
Essential Utilities, Inc. 2.70%, 4/15/30	92,000	85,324
Essex Portfolio LP
1.70%, 3/1/28	76,000	72,642
4.00%, 3/1/29	49,000	48,210
Estee Lauder Cos., Inc. 4.38%, 5/15/28	6,000	5,989
Evergy Metro, Inc. 2.25%, 6/1/30, Series 2020(b)	10,000	9,147
Eversource Energy 5.45%, 3/1/28	10,000	10,121
Exelon Corp.
5.15%, 3/15/28	58,000	58,552
5.15%, 3/15/29	58,000	58,774
4.05%, 4/15/30	87,000	84,943
Expand Energy Corp. 5.38%, 3/15/30	130,000	130,552
Expedia Group, Inc.
3.80%, 2/15/28	77,000	76,043
3.25%, 2/15/30(b)	131,000	124,426
Extra Space Storage LP
3.88%, 12/15/27(b)	107,000	106,138
3.90%, 4/1/29	16,000	15,676
F&G Annuities & Life, Inc. 6.50%, 6/4/29(b)	89,000	90,941
FedEx Corp. 4.20%, 10/17/28	82,000	81,228
Fedex Freight Holding Co., Inc. 4.65%, 3/15/31(c)	116,000	113,979
Fidelity National Financial, Inc. 4.50%, 8/15/28	57,000	56,728
Investments	Principal Amount	Value
Fifth Third Bancorp
6.36%, 10/27/28, (6.361% fixed rate until 10/27/27; Secured Overnight Financing Index + 2.192% thereafter)(a)	$87,000	$88,947
4.00%, 2/1/29(c)	59,000	57,926
6.34%, 7/27/29, (6.339% fixed rate until 7/27/28; Secured Overnight Financing Rate + 2.34% thereafter)(a)	25,000	25,829
5.98%, 1/30/30, (5.982% fixed rate until 1/30/29; Secured Overnight Financing Rate + 2.155% thereafter)(a)(c)	30,000	30,835
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter)(a)	132,000	131,775
First American Financial Corp. 4.00%, 5/15/30	28,000	26,923
First Industrial LP 5.25%, 1/15/31	148,000	149,170
First-Citizens Bank & Trust Co. 6.13%, 3/9/28	58,000	59,129
Fiserv, Inc.
3.50%, 7/1/29	246,000	236,149
2.65%, 6/1/30(b)	44,000	40,248
Florida Power & Light Co. 4.63%, 5/15/30(b)	89,000	89,242
Fortune Brands Innovations, Inc. 3.25%, 9/15/29	28,000	26,726
Fox Corp. 4.71%, 1/25/29	121,000	120,944
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	158,000	160,388
5.86%, 3/15/30	100,000	103,667
General Mills, Inc.
4.20%, 4/17/28	194,000	192,824
5.50%, 10/17/28	53,000	54,078
Genuine Parts Co. 4.95%, 8/15/29	142,000	141,718
Georgia Power Co.
2.65%, 9/15/29, Series B	23,000	21,709
4.55%, 3/15/30	40,000	39,920
Global Payments, Inc.
3.20%, 8/15/29	106,000	100,109
2.90%, 5/15/30	115,000	105,582
4.88%, 11/15/30	142,000	139,585
Goldman Sachs Group, Inc.
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	236,000	235,802
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.42% thereafter)(a)	303,000	298,292
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	45,000	44,605

See Notes to Financial Statements.

84    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2026
Investments	Principal Amount	Value
5.73%, 4/25/30, (5.727% fixed rate until 4/25/29; Secured Overnight Financing Rate + 1.265% thereafter)(a)	$103,000	$105,552
5.05%, 7/23/30, (5.049% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.21% thereafter)(a)	419,000	421,607
4.69%, 10/23/30, (4.692% fixed rate until 10/23/29; Secured Overnight Financing Rate + 1.135% thereafter)(a)	238,000	236,990
5.21%, 1/28/31, (5.207% fixed rate until 1/28/30; Secured Overnight Financing Rate + 1.078% thereafter)(a)	117,000	118,284
5.22%, 4/23/31, (5.218% fixed rate until 4/23/30; Secured Overnight Financing Rate + 1.58% thereafter)(a)	165,000	166,588
Haleon U.S. Capital LLC 3.38%, 3/24/29	250,000	242,201
Halliburton Co. 2.92%, 3/1/30	125,000	117,369
HCA, Inc.
5.63%, 9/1/28(b)	21,000	21,330
4.13%, 6/15/29	178,000	175,354
5.25%, 3/1/30	105,000	106,501
3.50%, 9/1/30	186,000	176,381
5.45%, 4/1/31	135,000	137,967
4.70%, 5/15/31	138,000	136,732
Healthpeak OP LLC 3.50%, 7/15/29	162,000	156,454
HEICO Corp. 5.25%, 8/1/28	34,000	34,387
Hershey Co. 4.25%, 5/4/28	2,000	1,996
Hewlett Packard Enterprise Co.
4.55%, 10/15/29(b)	190,000	188,941
4.40%, 10/15/30	202,000	198,381
HF Sinclair Corp. 5.75%, 1/15/31	133,000	135,873
Home Depot, Inc.
1.50%, 9/15/28	16,000	15,084
3.90%, 12/6/28	6,000	5,948
2.95%, 6/15/29	60,000	57,620
Honeywell International, Inc. 2.70%, 8/15/29(b)	84,000	79,529
Hormel Foods Corp. 1.80%, 6/11/30	64,000	57,580
Howmet Aerospace, Inc. 3.00%, 1/15/29	28,000	26,956
HP, Inc. 4.00%, 4/15/29	174,000	170,626
HPS Corporate Lending Fund
5.30%, 6/5/27	40,000	39,826
5.45%, 1/14/28	154,000	153,487
Investments	Principal Amount	Value
6.75%, 1/30/29	$20,000	$20,360
6.25%, 9/30/29	95,000	95,581
Hubbell, Inc. 3.50%, 2/15/28	41,000	40,346
Humana, Inc.
5.75%, 3/1/28	67,000	68,163
4.88%, 4/1/30	151,000	150,865
5.38%, 4/15/31	130,000	131,812
Huntington Bancshares, Inc.
6.21%, 8/21/29, (6.208% fixed rate until 8/21/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	151,000	155,458
2.55%, 2/4/30	40,000	36,994
5.27%, 1/15/31, (5.272% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.276% thereafter)(a)	72,000	72,844
Huntington Ingalls Industries, Inc. 2.04%, 8/16/28	83,000	78,608
Hyatt Hotels Corp. 5.25%, 6/30/29	142,000	144,198
IDEX Corp. 4.95%, 9/1/29	34,000	34,223
Ingersoll Rand, Inc. 5.40%, 8/14/28	111,000	112,746
Ingredion, Inc. 2.90%, 6/1/30	40,000	37,403
Intercontinental Exchange, Inc. 4.35%, 6/15/29	35,000	34,742
International Business Machines Corp.
3.50%, 5/15/29	119,000	115,667
1.95%, 5/15/30	100,000	90,465
Intuit, Inc. 5.13%, 9/15/28	23,000	23,267
ITC Holdings Corp. 3.35%, 11/15/27	27,000	26,579
Jacobs Engineering Group, Inc. 6.35%, 8/18/28	73,000	75,394
Jacobs Solutions, Inc. 4.75%, 3/3/31	168,000	166,366
JM Smucker Co. 5.90%, 11/15/28	48,000	49,407
John Deere Capital Corp.
3.05%, 1/6/28	30,000	29,471
4.65%, 1/7/28	15,000	15,088
4.95%, 7/14/28	134,000	135,691
3.35%, 4/18/29	4,000	3,897
4.85%, 6/11/29	59,000	59,757
JPMorgan Chase & Co.
4.25%, 10/1/27	24,000	23,976
5.04%, 1/23/28, (5.04% fixed rate until 1/23/27; Secured Overnight Financing Rate + 1.19% thereafter)(a)	44,000	44,141
See Notes to Financial Statements.

WisdomTree Trust    85

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2026
Investments	Principal Amount	Value
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(a)	$14,000	$13,945
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	14,000	13,861
5.57%, 4/22/28, (5.571% fixed rate until 4/22/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	143,000	144,221
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)	25,000	24,956
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	35,000	34,276
4.98%, 7/22/28, (4.979% fixed rate until 7/22/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	172,000	172,768
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(a)	155,000	155,475
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	106,000	104,267
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(a)	63,000	62,328
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(a)	12,000	11,446
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(a)	117,000	116,018
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(a)	140,000	141,853
5.58%, 4/22/30, (5.581% fixed rate until 4/22/29; Secured Overnight Financing Rate + 1.16% thereafter)(a)	110,000	112,415
3.70%, 5/6/30, (3.702% fixed rate until 5/6/29; 3-month Secured Overnight Financing Rate + 1.422% thereafter)(a)	113,000	109,931
4.57%, 6/14/30, (4.565% fixed rate until 6/14/29; Secured Overnight Financing Rate + 1.75% thereafter)(a)	112,000	111,604
5.00%, 7/22/30, (4.995% fixed rate until 7/22/29; Secured Overnight Financing Rate + 1.125% thereafter)(a)	120,000	120,807
2.74%, 10/15/30, (2.739% fixed rate until 10/15/29; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	111,000	104,276
4.60%, 10/22/30, (4.603% fixed rate until 10/22/29; Secured Overnight Financing Rate + 1.04% thereafter)(a)	85,000	84,639
Investments	Principal Amount	Value
5.14%, 1/24/31, (5.14% fixed rate until 1/24/30; Secured Overnight Financing Rate + 1.01% thereafter)(a)	$115,000	$116,312
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; 3-month Secured Overnight Financing Rate + 3.79% thereafter)(a)	108,000	107,086
2.52%, 4/22/31, (2.522% fixed rate until 4/22/30; Secured Overnight Financing Rate + 2.04% thereafter)(a)	119,000	109,719
5.10%, 4/22/31, (5.103% fixed rate until 4/22/30; Secured Overnight Financing Rate + 1.435% thereafter)(a)	106,000	107,225
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	178,000	166,230
Juniper Networks, Inc. 3.75%, 8/15/29	23,000	22,201
Kellanova 4.30%, 5/15/28	62,000	61,881
Kenvue, Inc. 5.00%, 3/22/30	114,000	115,438
Keurig Dr. Pepper, Inc.
4.60%, 5/25/28	2,000	1,999
5.05%, 3/15/29	79,000	79,622
3.95%, 4/15/29	122,000	119,506
3.20%, 5/1/30(b)	17,000	16,000
KeyCorp
4.10%, 4/30/28	108,000	107,159
2.55%, 10/1/29	17,000	15,896
Kimberly-Clark Corp. 3.20%, 4/25/29	15,000	14,509
Kirby Corp. 4.20%, 3/1/28	22,000	21,867
KLA Corp. 4.10%, 3/15/29	29,000	28,733
Kroger Co. 4.50%, 1/15/29	28,000	27,967
L3Harris Technologies, Inc. 4.40%, 6/15/28	247,000	246,258
Laboratory Corp. of America Holdings 4.35%, 4/1/30	90,000	88,821
Lam Research Corp. 1.90%, 6/15/30	88,000	79,667
Lazard Group LLC 4.50%, 9/19/28	23,000	22,835
Lear Corp. 4.25%, 5/15/29	28,000	27,602
Leggett & Platt, Inc. 3.50%, 11/15/27	27,000	26,449
Leidos, Inc. 2.30%, 2/15/31	70,000	62,283
Lennar Corp. 5.20%, 7/30/30(b)	135,000	136,493

See Notes to Financial Statements.

86    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2026
Investments	Principal Amount	Value
Lennox International, Inc. 5.50%, 9/15/28	$63,000	$64,112
Lincoln National Corp.
3.80%, 3/1/28	70,000	69,043
3.05%, 1/15/30	17,000	16,008
Lockheed Martin Corp. 4.50%, 2/15/29	68,000	68,031
Loews Corp. 3.20%, 5/15/30	32,000	30,389
Lowe’s Cos., Inc.
1.70%, 9/15/28	137,000	128,953
4.50%, 4/15/30	43,000	42,887
1.70%, 10/15/30	138,000	122,103
LPL Holdings, Inc.
6.75%, 11/17/28	76,000	79,052
5.20%, 3/15/30	61,000	61,392
5.15%, 6/15/30	8,000	8,025
Main Street Capital Corp. 5.40%, 8/15/28	120,000	119,306
Marathon Petroleum Corp.
3.80%, 4/1/28	38,000	37,542
5.15%, 3/1/30(b)	85,000	86,178
Marriott International, Inc.
4.88%, 5/15/29	119,000	119,950
4.63%, 6/15/30, Series FF(b)	113,000	112,746
2.85%, 4/15/31, Series HH(b)	158,000	145,186
Marsh & McLennan Cos., Inc. 4.38%, 3/15/29	17,000	16,938
Masco Corp. 1.50%, 2/15/28	46,000	43,793
McCormick & Co., Inc. 1.85%, 2/15/31	71,000	62,656
McDonald’s Corp. 4.80%, 8/14/28	114,000	114,773
Merck & Co., Inc.
4.05%, 5/17/28	31,000	30,917
3.40%, 3/7/29	21,000	20,487
4.30%, 5/17/30	43,000	42,738
Meta Platforms, Inc.
4.20%, 11/15/30(b)	115,000	113,201
4.55%, 5/15/31(b)	140,000	139,288
MGIC Investment Corp. 5.25%, 8/15/28	37,000	36,977
Microchip Technology, Inc. 5.05%, 2/15/30	143,000	143,632
Mid-America Apartments LP 4.20%, 6/15/28	75,000	74,581
Mondelez International, Inc. 4.13%, 5/7/28	88,000	87,358
Moody’s Corp. 4.25%, 2/1/29	32,000	31,802
Investments	Principal Amount	Value
Morgan Stanley
5.65%, 4/13/28, (5.652% fixed rate until 4/13/27; Secured Overnight Financing Rate + 1.01% thereafter)(a)	$153,000	$154,331
3.59%, 7/22/28(a)	106,000	104,847
6.30%, 10/18/28, (6.296% fixed rate until 10/18/27; Secured Overnight Financing Rate + 2.24% thereafter)(a)	91,000	92,953
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	203,000	200,250
5.12%, 2/1/29, (5.123% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.73% thereafter)(a)	63,000	63,399
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	125,000	125,995
6.41%, 11/1/29, (6.407% fixed rate until 11/1/28; Secured Overnight Financing Rate + 1.83% thereafter)(a)	201,000	208,143
5.17%, 1/16/30, (5.173% fixed rate until 1/16/29; Secured Overnight Financing Rate + 1.45% thereafter)(a)	238,000	240,163
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(a)	201,000	199,214
5.66%, 4/18/30, (5.656% fixed rate until 4/18/29; Secured Overnight Financing Rate + 1.26% thereafter)(a)	124,000	126,693
5.04%, 7/19/30, (5.042% fixed rate until 7/19/29; Secured Overnight Financing Rate + 1.215% thereafter)(a)	130,000	130,941
4.65%, 10/18/30, (4.654% fixed rate until 10/18/29; Secured Overnight Financing Rate + 1.10% thereafter)(a)	147,000	146,226
5.23%, 1/15/31, (5.23% fixed rate until 1/15/30; Secured Overnight Financing Rate + 1.108% thereafter)(a)	116,000	117,341
2.70%, 1/22/31, (2.699% fixed rate until 1/22/30; Secured Overnight Financing Rate + 1.143% thereafter)(a)	195,000	181,192
3.62%, 4/1/31, (3.622% fixed rate until 4/1/30; Secured Overnight Financing Rate + 3.12% thereafter)(a)	175,000	167,644
5.19%, 4/17/31, (5.192% fixed rate until 4/17/30; Secured Overnight Financing Rate + 1.51% thereafter)(a)	165,000	166,760
Morgan Stanley Direct Lending Fund 6.00%, 5/19/30	53,000	52,756
Mosaic Co. 5.38%, 11/15/28(b)	75,000	76,068
Motorola Solutions, Inc.
4.60%, 5/23/29	63,000	62,855
4.85%, 8/15/30	108,000	108,340

See Notes to Financial Statements.

WisdomTree Trust    87

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2026
Investments	Principal Amount	Value
MPLX LP
4.25%, 12/1/27	$40,000	$39,820
4.00%, 3/15/28	84,000	83,201
4.80%, 2/15/29	76,000	76,186
2.65%, 8/15/30	137,000	126,123
4.80%, 2/15/31	89,000	88,727
Nasdaq, Inc. 5.35%, 6/28/28	56,000	56,773
Netflix, Inc. 6.38%, 5/15/29	58,000	60,936
Nevada Power Co. 3.70%, 5/1/29, Series CC(b)	63,000	61,654
NextEra Energy Capital Holdings, Inc.
1.90%, 6/15/28	47,000	44,716
4.90%, 3/15/29	146,000	147,271
3.50%, 4/1/29	19,000	18,465
2.25%, 6/1/30(b)	123,000	112,228
NiSource, Inc. 5.25%, 3/30/28	214,000	216,435
NMI Holdings, Inc. 6.00%, 8/15/29	11,000	11,242
NNN REIT, Inc. 3.50%, 10/15/27	82,000	80,974
Norfolk Southern Corp.
3.80%, 8/1/28	33,000	32,590
5.05%, 8/1/30	24,000	24,390
Northern Trust Corp. 3.65%, 8/3/28	13,000	12,827
Northrop Grumman Corp. 3.25%, 1/15/28	99,000	97,294
Nucor Corp. 4.65%, 6/1/30	63,000	63,078
NVR, Inc. 3.00%, 5/15/30	51,000	47,827
Omega Healthcare Investors, Inc.
5.20%, 7/1/30	101,000	101,543
3.38%, 2/1/31	67,000	62,194
Omnicom Group, Inc.
4.65%, 10/1/28	72,000	71,924
4.20%, 6/1/30	33,000	32,353
ONE Gas, Inc. 5.10%, 4/1/29	18,000	18,245
ONEOK, Inc.
5.65%, 11/1/28(b)	264,000	269,614
4.35%, 3/15/29	53,000	52,556
3.40%, 9/1/29	51,000	49,024
3.10%, 3/15/30	40,000	37,726
Oracle Corp.
4.50%, 5/6/28	32,000	31,802
4.20%, 9/27/29	8,000	7,781
6.15%, 11/9/29	5,000	5,146
2.95%, 4/1/30	30,000	27,621
Investments	Principal Amount	Value
4.65%, 5/6/30	$18,000	$17,661
4.45%, 9/26/30	23,000	22,207
4.95%, 2/4/31(b)	206,000	201,811
O’Reilly Automotive, Inc. 4.20%, 4/1/30	34,000	33,464
Otis Worldwide Corp.
5.25%, 8/16/28	80,000	81,070
2.57%, 2/15/30	34,000	31,603
Owens Corning 3.50%, 2/15/30	58,000	55,620
PACCAR Financial Corp.
4.00%, 8/8/28	42,000	41,731
4.60%, 1/31/29	48,000	48,328
4.55%, 5/8/30	14,000	14,086
Pacific Gas & Electric Co.
4.55%, 7/1/30	189,000	186,193
2.50%, 2/1/31	139,000	124,803
Parker-Hannifin Corp. 3.25%, 6/14/29	21,000	20,276
Paychex, Inc. 5.10%, 4/15/30	116,000	116,985
PayPal Holdings, Inc.
3.90%, 6/1/27(b)	73,000	72,620
2.85%, 10/1/29	6,000	5,663
PepsiCo, Inc.
3.60%, 2/18/28(b)	77,000	76,203
7.00%, 3/1/29	3,000	3,203
2.75%, 3/19/30	54,000	50,886
Pfizer, Inc. 2.63%, 4/1/30	115,000	107,451
Philip Morris International, Inc.
4.88%, 2/13/29	101,000	101,797
4.63%, 11/1/29	31,000	31,059
5.13%, 2/15/30	118,000	119,818
5.13%, 2/13/31	61,000	62,118
Phillips 66 3.90%, 3/15/28	138,000	136,524
Phillips 66 Co. 3.15%, 12/15/29	16,000	15,226
Pinnacle West Capital Corp. 5.15%, 5/15/30	112,000	113,541
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	83,000	79,924
4.70%, 1/15/31	94,000	93,227
PNC Financial Services Group, Inc.
5.30%, 1/21/28, (5.30% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.342% thereafter)(a)	23,000	23,099
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(a)	109,000	110,998

See Notes to Financial Statements.

88    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2026
Investments	Principal Amount	Value
5.49%, 5/14/30, (5.492% fixed rate until 5/14/29; Secured Overnight Financing Rate + 1.198% thereafter)(a)	$108,000	$110,318
Polaris, Inc. 6.95%, 3/15/29	21,000	22,022
PPG Industries, Inc. 3.75%, 3/15/28	37,000	36,547
PPL Capital Funding, Inc. 4.13%, 4/15/30	42,000	41,095
Principal Financial Group, Inc. 3.70%, 5/15/29	66,000	64,325
Prologis LP
4.00%, 9/15/28	73,000	72,261
2.88%, 11/15/29	17,000	16,101
Prudential Financial, Inc. 3.88%, 3/27/28	43,000	42,591
Public Service Enterprise Group, Inc.
5.20%, 4/1/29	86,000	87,183
1.60%, 8/15/30	143,000	126,167
Public Storage Operating Co. 3.39%, 5/1/29	3,000	2,918
QUALCOMM, Inc. 2.15%, 5/20/30	24,000	21,967
Quanta Services, Inc. 2.90%, 10/1/30	100,000	93,078
Realty Income Corp.
4.70%, 12/15/28	22,000	22,063
3.25%, 6/15/29	31,000	29,884
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/30	91,000	80,518
Regions Financial Corp.
1.80%, 8/12/28	72,000	67,989
5.72%, 6/6/30, (5.722% fixed rate until 6/6/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	127,000	130,373
Reinsurance Group of America, Inc. 3.15%, 6/15/30	88,000	82,528
Revvity, Inc. 3.30%, 9/15/29	65,000	62,102
Rockwell Automation, Inc. 3.50%, 3/1/29	42,000	41,061
Roper Technologies, Inc.
2.95%, 9/15/29(b)	107,000	101,512
2.00%, 6/30/30	125,000	112,202
1.75%, 2/15/31	73,000	63,540
Royalty Pharma PLC
1.75%, 9/2/27(b)	49,000	47,461
2.20%, 9/2/30	154,000	139,163
RPM International, Inc. 4.55%, 3/1/29	35,000	34,899
RTX Corp.
4.13%, 11/16/28	135,000	133,981
5.75%, 1/15/29	46,000	47,398
Investments	Principal Amount	Value
S&P Global, Inc. 1.25%, 8/15/30	$146,000	$127,607
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	87,000	86,435
4.50%, 5/15/30	116,000	114,911
ServiceNow, Inc. 1.40%, 9/1/30	64,000	56,114
Shell Finance U.S., Inc. 2.38%, 11/7/29	75,000	70,217
Sherwin-Williams Co. 4.30%, 8/15/28	157,000	156,234
Solventum Corp.
5.40%, 3/1/29(b)	31,000	31,549
5.45%, 3/13/31	106,000	108,539
Southern California Edison Co.
4.20%, 3/1/29, Series A(b)	101,000	99,488
5.25%, 3/15/30	114,000	115,310
Southern Co.
1.75%, 3/15/28, Series 21-B	22,000	21,010
4.85%, 6/15/28(b)	60,000	60,355
5.50%, 3/15/29	79,000	80,815
Southwestern Electric Power Co. 4.10%, 9/15/28, Series M	55,000	54,376
Starbucks Corp. 3.50%, 3/1/28(b)	185,000	182,294
State Street Corp.
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	9,000	8,909
4.54%, 2/28/28	3,000	3,011
4.53%, 2/20/29, (4.53% fixed rate until 2/20/28; Secured Overnight Financing Rate + 1.018% thereafter)(a)	163,000	162,995
Steel Dynamics, Inc. 1.65%, 10/15/27	71,000	68,480
Stifel Financial Corp. 4.00%, 5/15/30	47,000	45,422
Stryker Corp. 4.25%, 9/11/29	120,000	118,976
Sun Communities Operating LP 2.30%, 11/1/28	22,000	20,867
Synchrony Financial
3.95%, 12/1/27	180,000	178,222
5.15%, 3/19/29	56,000	56,028
5.94%, 8/2/30, (5.935% fixed rate until 8/2/29; Secured Overnight Financing Index + 2.13% thereafter)(a)	90,000	91,785
5.45%, 3/6/31, (5.45% fixed rate until 3/6/30; Secured Overnight Financing Rate + 1.68% thereafter)(a)	133,000	133,010
Synopsys, Inc. 4.85%, 4/1/30	131,000	131,251

See Notes to Financial Statements.

WisdomTree Trust    89

Schedule of Investments (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2026
Investments	Principal Amount	Value
Sysco Corp.
5.75%, 1/17/29	$105,000	$107,686
5.95%, 4/1/30	62,000	64,296
5.10%, 9/23/30	36,000	36,354
Target Corp. 3.38%, 4/15/29	3,000	2,922
Texas Instruments, Inc. 2.25%, 9/4/29	35,000	32,764
Thermo Fisher Scientific, Inc. 5.00%, 1/31/29(b)	26,000	26,352
TJX Cos., Inc. 3.88%, 4/15/30	42,000	41,027
Toll Brothers Finance Corp. 3.80%, 11/1/29	80,000	77,668
Trane Technologies Holdco, Inc. 3.75%, 8/21/28	52,000	51,385
Truist Financial Corp.
4.87%, 1/26/29, (4.873% fixed rate until 1/26/28; Secured Overnight Financing Rate + 1.435% thereafter)(a)	145,000	145,637
3.88%, 3/19/29	76,000	74,475
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	174,000	183,332
5.07%, 5/20/31, (5.071% fixed rate until 5/20/30; Secured Overnight Financing Rate + 1.309% thereafter)(a)	137,000	138,299
Tyson Foods, Inc. 5.40%, 3/15/29	38,000	38,732
U.S. Bancorp
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)(b)	95,000	93,799
4.55%, 7/22/28, (4.548% fixed rate until 7/22/27; Secured Overnight Financing Rate + 1.66% thereafter)(a)	21,000	21,007
4.65%, 2/1/29, (4.653% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.23% thereafter)(a)	78,000	78,084
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	71,000	72,515
3.00%, 7/30/29	107,000	101,908
5.10%, 7/23/30, (5.10% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.25% thereafter)(a)	130,000	131,582
Uber Technologies, Inc. 4.30%, 1/15/30	69,000	68,218
Union Pacific Corp.
3.70%, 3/1/29	55,000	54,015
2.40%, 2/5/30	21,000	19,527
United Parcel Service, Inc.
3.40%, 3/15/29	31,000	30,202
2.50%, 9/1/29	26,000	24,523
Investments	Principal Amount	Value
UnitedHealth Group, Inc.
5.25%, 2/15/28	$27,000	$27,364
4.25%, 1/15/29	34,000	33,835
4.00%, 5/15/29	29,000	28,609
4.80%, 1/15/30	69,000	69,539
5.30%, 2/15/30	68,000	69,561
2.00%, 5/15/30	105,000	95,443
2.30%, 5/15/31	152,000	136,129
Universal Health Services, Inc.
4.63%, 10/15/29	70,000	69,186
2.65%, 10/15/30	85,000	76,452
Valero Energy Corp.
4.00%, 4/1/29	47,000	46,307
5.15%, 2/15/30	3,000	3,045
Valero Energy Partners LP 4.50%, 3/15/28	27,000	26,989
Veralto Corp. 5.35%, 9/18/28	43,000	43,610
VICI Properties LP 4.95%, 2/15/30	121,000	120,732
VMware LLC 4.70%, 5/15/30(b)	116,000	116,165
Walmart, Inc. 3.90%, 4/15/28(b)	39,000	38,833
Walt Disney Co. 2.00%, 9/1/29(b)	94,000	87,312
Waste Connections, Inc. 3.50%, 5/1/29	48,000	46,790
Waste Management, Inc.
3.15%, 11/15/27	125,000	123,140
3.88%, 1/15/29	35,000	34,516
WEC Energy Group, Inc.
1.38%, 10/15/27	29,000	27,903
4.75%, 1/15/28	65,000	65,186
Wells Fargo & Co.
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	78,000	76,455
4.15%, 1/24/29	75,000	74,335
4.97%, 4/23/29, (4.97% fixed rate until 4/23/28; Secured Overnight Financing Rate + 1.37% thereafter)(a)	143,000	143,726
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	218,000	221,739
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(a)	179,000	185,160
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	209,000	211,398

See Notes to Financial Statements.

90    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) June 30, 2026
Investments	Principal Amount	Value
2.88%, 10/30/30, (2.879% fixed rate until 10/30/29; 3-month Secured Overnight Financing Rate + 1.432% thereafter)(a)	$120,000	$112,987
5.24%, 1/24/31, (5.244% fixed rate until 1/24/30; Secured Overnight Financing Rate + 1.11% thereafter)(a)	86,000	87,186
2.57%, 2/11/31, (2.572% fixed rate until 2/11/30; 3-month Secured Overnight Financing Rate + 1.262% thereafter)(a)	128,000	118,539
4.48%, 4/4/31, (4.478% fixed rate until 4/4/30; 3-month Secured Overnight Financing Rate + 4.032% thereafter)(a)	168,000	166,215
5.15%, 4/23/31, (5.15% fixed rate until 4/23/30; Secured Overnight Financing Rate + 1.50% thereafter)(a)	165,000	166,717
Western Midstream Operating LP
4.50%, 3/1/28	35,000	34,867
4.05%, 2/1/30	122,000	118,271
Westinghouse Air Brake Technologies Corp. 4.90%, 5/29/30	20,000	20,135
Weyerhaeuser Co. 4.00%, 4/15/30	51,000	49,629
Willis North America, Inc. 4.50%, 9/15/28	56,000	55,810
Wisconsin Power & Light Co. 3.00%, 7/1/29	15,000	14,369
Workday, Inc. 3.70%, 4/1/29	73,000	70,959
Investments	Principal Amount	Value
WRKCo, Inc. 4.90%, 3/15/29	$115,000	$115,469
Xcel Energy, Inc. 2.60%, 12/1/29(b)	98,000	91,576
Total United States		50,699,824
TOTAL CORPORATE BONDS (Cost: $52,011,008)		51,774,899
	Shares
MUTUAL FUND – 1.5%
United States – 1.5%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(d) (Cost: $772,291)	772,291	772,291
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d) (Cost: $412,550)	412,550	412,550
TOTAL INVESTMENTS IN SECURITIES – 99.6% (Cost: $53,195,849)		52,959,740
Other Assets less Liabilities – 0.4%		208,494
NET ASSETS – 100.0%		$53,168,234

(a)   Rate shown reflects the accrual rate as of June 30, 2026 on securities with variable or step rates.

(b)  Security, or portion thereof, was on loan at June 30, 2026 (See Note 2). At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,757,660 and the total market value of the collateral held by the Fund was $4,925,923. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,513,373.

(c)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)  Rate shown represents annualized 7-day yield as of June 30, 2026.
FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$51,774,899	$—	$51,774,899
Mutual Fund	—	772,291	—	772,291
Investment of Cash Collateral for Securities Loaned	—	412,550	—	412,550
Total Investments in Securities	$—	$52,959,740	$—	$52,959,740

See Notes to Financial Statements.

WisdomTree Trust    91

Schedule of Investments WisdomTree Efficient Long/Short U.S. Equity Fund (WTLS) June 30, 2026
Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS – 89.7%
U.S. Treasury Bills – 89.7%
3.63%, 8/6/26*(a)	$5,400,000	$5,380,506
3.73%, 11/5/26*(a)	5,400,000	5,328,550
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $10,711,641)		10,709,056
	Shares
MUTUAL FUND – 9.2%
United States – 9.2%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b) (Cost: $1,099,261)	1,099,261	1,099,261
TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $11,810,902)		11,808,317
Other Assets less Liabilities – 1.1%		129,327
NET ASSETS – 100.0%		$11,937,644

*     Interest rate shown reflects the yield to maturity at the time of purchase.

(a)   All or a portion of this security is held by the broker as collateral for futures and total return swap contracts. The securities collateral posted was comprised entirely of U.S. Treasury bills having a market value of $2,050,359 as of June 30, 2026.

(b)  Rate shown represents annualized 7-day yield as of June 30, 2026.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
S&P 500 E-Mini Future	31	9/18/26	$11,699,788	$321,223
TOTAL RETURN SWAPS (OTC):
Reference Entity	Counterparty	Fund Receives	Fund Pays	Termination Date	Payment Frequency	Notional Value	Unrealized Appreciation/ (Depreciation)
Goldman Sachs i-Select Long/Short Equity Custom Basket Index (GSIINWLS)[1]^	Goldman Sachs Bank USA	Asset Return of Reference Entity	0.00%[2]	6/30/2027	Monthly	$11,850,189	$—

^     On June 30, 2026, the Fund’s prior swap contract expired and a new swap contract was entered into as of the close of business.

1     The Goldman Sachs i-Select Long/Short Equity Custom Basket Index (the “Custom Basket Index”) is constructed by selecting investments from a universe consisting of approximately the top 2,000 U.S.-listed companies by market capitalization (the “Parent Universe”) using machine learning models developed by a third-party model provider and trained on historical data to make predictions about a security’s return and/or risk. To be eligible for investment, a company must: (i) be part of the Parent Universe and listed on the NYSE or NASDAQ; (ii) have a share price above $20 per share as of the screening date (the models screen companies after the close of trading on the last trading day of each month); (iii) have an average daily trading volume of more than $3 million for the preceding six months; and (iv) if considered for short positions, have a borrow fee of less than 10% of the total value of the borrowed shares. The Custom Basket Index holds or has exposure to between 100-300 long positions and 100-300 short positions. The components of the Custom Basket Index as of June 30, 2026 are shown below:

2The financing rate on the total return swap contract is 0.00%. However, the Fund pays an entry and exit transaction cost equal to 0.06% of the transaction’s notional value each time it enters into or exits a total return swap.

The following table represents the individual positions and their related notional value of the Custom Basket Index. “Notional Value” in the table below represents the June 30, 2026 market value of the relevant position, calculated by multiplying the number of shares by the official closing price published by the relevant exchange, as determined by Goldman Sachs International in its capacity as strategy calculation agent. “Weight” in the table below represents the notional value of the relevant position as a percentage of the total notional value of the Custom Basket Index.

Long Positions	Shares	Notional Value	Weight
LONG POSITIONS – 103.0%
COMMON STOCKS – 103.0%
Automobile Components – 0.5%
Autoliv Inc	183	$21,217	0.2%
BorgWarner Inc	560	37,190	0.3%
Total Automobile Components		58,407	0.5%
Automobiles – 0.9%
General Motors Co	591	45,554	0.4%
Harley-Davidson Inc	1,326	32,434	0.3%
Tesla Inc	56	23,645	0.2%
Total Automobiles		101,633	0.9%
Long Positions	Shares	Notional Value	Weight
Banks – 1.9%
Bank of Nova Scotia/The	282	$24,483	0.2%
Citigroup Inc	202	28,224	0.2%
Credicorp Ltd	69	26,924	0.2%
Dime Commercial Bancshares Inc	780	31,711	0.3%
First Hawaiian Inc	1,125	32,970	0.3%
Royal Bank of Canada	125	25,800	0.2%
Simmons First National Corp	1,372	31,066	0.3%
Toronto-Dominion Bank/The	212	25,742	0.2%
Total Banks		226,920	1.9%

See Notes to Financial Statements.

92    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Efficient Long/Short U.S. Equity Fund (WTLS) June 30, 2026
Long Positions	Shares	Notional Value	Weight
Beverages – 0.6%
Coca-Cola Europacific Partners PLC	284	$28,373	0.2%
Monster Beverage Corp	503	48,387	0.4%
Total Beverages		76,760	0.6%
Biotechnology – 12.0%
AbbVie Inc	186	46,928	0.4%
Alkermes PLC	668	35,024	0.3%
Alnylam Pharmaceuticals Inc	85	25,732	0.2%
AnaptysBio Inc	1,116	75,307	0.6%
Arcus Biosciences Inc	2,845	87,715	0.8%
Arcutis Biotherapeutics Inc	1,171	30,715	0.3%
Arrowhead Pharmaceuticals Inc	755	61,550	0.5%
Beam Therapeutics Inc	1,330	45,646	0.4%
Capricor Therapeutics Inc	905	21,789	0.2%
Celcuity Inc	603	63,034	0.5%
Cogent Biosciences Inc	1,403	54,291	0.5%
Denali Therapeutics Inc	1,938	49,858	0.4%
Exelixis Inc	808	43,954	0.4%
Halozyme Therapeutics Inc	461	36,048	0.3%
Ideaya Biosciences Inc	1,971	73,457	0.6%
Incyte Corp	340	38,581	0.3%
Ionis Pharmaceuticals Inc	952	75,473	0.6%
Kiniksa Pharmaceuticals International Plc	921	58,892	0.5%
Madrigal Pharmaceuticals Inc	68	36,680	0.3%
Mirum Pharmaceuticals Inc	428	50,101	0.4%
Moderna Inc	583	40,800	0.4%
Neurocrine Biosciences Inc	260	43,764	0.4%
Nuvalent Inc	304	37,513	0.3%
Sionna Therapeutics Inc	811	35,688	0.3%
Stoke Therapeutics Inc	1,092	35,714	0.3%
Travere Therapeutics Inc	843	47,900	0.4%
Tyra Biosciences Inc	789	25,192	0.2%
Ultragenyx Pharmaceutical Inc	1,063	35,490	0.3%
United Therapeutics Corp	46	24,662	0.2%
Vera Therapeutics Inc	914	39,223	0.3%
Vertex Pharmaceuticals Inc	97	48,339	0.4%
Total Biotechnology		1,425,060	12.0%
Broadline Retail – 0.9%
Amazon.com Inc	305	72,661	0.6%
MercadoLibre Inc	23	38,246	0.3%
Total Broadline Retail		110,907	0.9%
Building Products – 0.8%
A O Smith Corp	567	35,551	0.3%
Advanced Drainage Systems Inc	207	32,446	0.3%
Trane Technologies PLC	64	31,392	0.2%
Total Building Products		99,389	0.8%
Capital Markets – 5.6%
Brookfield Corp	1,167	49,706	0.4%
Charles Schwab Corp/The	248	22,843	0.2%
CME Group Inc	99	21,861	0.2%
Long Positions	Shares	Notional Value	Weight
Deutsche Bank AG	991	$33,441	0.3%
Evercore Inc	137	46,632	0.4%
Franklin Resources Inc	784	26,094	0.2%
Freedom Holding Corp/NV	150	19,600	0.2%
Houlihan Lokey Inc	181	24,233	0.2%
Interactive Brokers Group Inc	615	53,526	0.4%
Jefferies Financial Group Inc	766	38,308	0.3%
LPL Financial Holdings Inc	152	42,724	0.4%
Marex UK Holdings Ltd	795	48,482	0.4%
Morgan Stanley	249	52,128	0.4%
Raymond James Financial Inc	301	45,710	0.4%
StepStone Group Inc	819	33,870	0.3%
Stifel Financial Corp	567	39,528	0.3%
StoneX Group Inc	404	47,875	0.4%
TPG Inc	528	21,395	0.2%
Total Capital Markets		667,956	5.6%
Chemicals – 1.2%
CF Industries Holdings Inc	194	21,010	0.2%
Chemours Co/The	1,264	25,941	0.2%
Dow Inc	1,682	46,024	0.4%
Ingevity Corp	338	25,230	0.2%
Olin Corp	1,063	21,076	0.2%
Total Chemicals		139,281	1.2%
Commercial Services & Supplies – 1.9%
Clean Harbors Inc	125	37,240	0.3%
Copart Inc	1,609	45,354	0.4%
Republic Services Inc	140	29,826	0.2%
Rollins Inc	884	36,911	0.3%
Tetra Tech Inc	1,071	30,941	0.3%
Veralto Corp	295	26,195	0.2%
Waste Management Inc	104	23,135	0.2%
Total Commercial Services & Supplies		229,602	1.9%
Communications Equipment – 1.3%
Arista Networks Inc	273	46,412	0.4%
Calix Inc	871	32,522	0.3%
Ciena Corp	96	47,088	0.4%
F5 Inc	68	28,088	0.2%
Total Communications Equipment		154,110	1.3%
Construction & Engineering – 0.6%
Argan Inc	92	73,437	0.6%
Construction Materials – 0.3%
Knife River Corp	391	32,719	0.3%
Consumer Finance – 1.1%
Ally Financial Inc	582	26,741	0.2%
American Express Co	127	42,888	0.4%
OneMain Holdings Inc	491	29,910	0.2%
Upstart Holdings Inc	983	34,826	0.3%
Total Consumer Finance		134,365	1.1%

See Notes to Financial Statements.

WisdomTree Trust    93

Schedule of Investments (continued) WisdomTree Efficient Long/Short U.S. Equity Fund (WTLS) June 30, 2026
Long Positions	Shares	Notional Value	Weight
Consumer Staples Distribution & Retail – 0.5%
Costco Wholesale Corp	33	$31,275	0.3%
Sysco Corp	332	27,782	0.2%
Total Consumer Staples Distribution & Retail		59,057	0.5%
Diversified Consumer Services – 0.5%
Duolingo Inc	333	38,264	0.3%
Perdoceo Education Corp	756	24,186	0.2%
Total Diversified Consumer Services		62,450	0.5%
Diversified Telecommunication Services – 0.5%
Globalstar Inc	394	32,034	0.3%
Verizon Communications Inc	587	24,861	0.2%
Total Diversified Telecommunication Services		56,895	0.5%
Electric Utilities – 8.0%
Alliant Energy Corp	639	48,773	0.4%
American Electric Power Co Inc	434	59,338	0.5%
Duke Energy Corp	364	46,082	0.4%
Edison International	639	47,549	0.4%
Entergy Corp	416	47,839	0.4%
Evergy Inc	426	36,821	0.3%
Eversource Energy	891	64,383	0.5%
Exelon Corp	1,189	55,424	0.5%
FirstEnergy Corp	915	43,514	0.4%
IDACORP Inc	349	52,734	0.4%
NextEra Energy Inc	465	40,784	0.3%
OGE Energy Corp	1,283	62,448	0.5%
Otter Tail Corp	458	41,231	0.3%
Pinnacle West Capital Corp	719	76,929	0.7%
Portland General Electric Co	633	32,807	0.3%
PPL Corp	1,054	38,322	0.3%
Southern Co/The	474	45,348	0.4%
TXNM Energy Inc	1,029	58,434	0.5%
Xcel Energy Inc	662	53,137	0.5%
Total Electric Utilities		951,897	8.0%
Electrical Equipment – 1.2%
AMETEK Inc	104	25,250	0.2%
Bloom Energy Corp	120	36,387	0.3%
Eaton Corp PLC	71	30,121	0.3%
Hubbell Inc	49	25,700	0.2%
Vicor Corp	76	28,741	0.2%
Total Electrical Equipment		146,199	1.2%
Electronic Equipment, Instruments & Components – 1.8%
Amphenol Corp	258	45,520	0.4%
Avnet Inc	269	23,904	0.2%
Keysight Technologies Inc	150	52,341	0.4%
OSI Systems Inc	112	24,402	0.2%
Sanmina Corp	80	20,256	0.2%
TE Connectivity PLC	213	42,879	0.4%
Total Electronic Equipment, Instruments & Components		209,302	1.8%
Long Positions	Shares	Notional Value	Weight
Energy Equipment & Services – 1.9%
Archrock Inc	627	$25,510	0.2%
Halliburton Co	1,132	38,433	0.3%
Helmerich & Payne Inc	837	27,388	0.2%
Liberty Energy Inc	2,032	53,224	0.5%
Oceaneering International Inc	564	22,865	0.2%
SLB Ltd	503	23,374	0.2%
Solaris Energy Infrastructure Inc	449	36,160	0.3%
Total Energy Equipment & Services		226,954	1.9%
Entertainment – 1.1%
IMAX Corp	684	27,248	0.2%
Netflix Inc	307	21,905	0.2%
Roku Inc	390	53,852	0.4%
Spotify Technology SA	66	30,282	0.3%
Total Entertainment		133,287	1.1%
Financial Services – 3.2%
Berkshire Hathaway Inc	58	28,834	0.3%
Corpay Inc	78	25,916	0.2%
Mastercard Inc	159	81,721	0.7%
MGIC Investment Corp	910	25,668	0.2%
PennyMac Financial Services Inc	458	39,897	0.3%
Radian Group Inc	1,167	43,971	0.4%
Remitly Global Inc	1,811	40,582	0.4%
Toast Inc	1,378	38,326	0.3%
Visa Inc	145	49,702	0.4%
Total Financial Services		374,617	3.2%
Food Products – 0.8%
Darling Ingredients Inc	639	34,877	0.3%
Freshpet Inc	977	57,736	0.5%
Total Food Products		92,613	0.8%
Gas Utilities – 1.7%
Atmos Energy Corp	262	45,105	0.4%
MDU Resources Group Inc	2,180	46,237	0.4%
National Fuel Gas Co	630	48,678	0.4%
New Jersey Resources Corp	553	30,991	0.3%
ONE Gas Inc	326	25,098	0.2%
Total Gas Utilities		196,109	1.7%
Ground Transportation – 1.4%
CSX Corp	821	39,005	0.3%
JB Hunt Transport Services Inc	102	29,540	0.3%
U-Haul Holding Co	908	59,450	0.5%
XPO Inc	191	39,129	0.3%
Total Ground Transportation		167,124	1.4%
Health Care Equipment & Supplies – 2.6%
Edwards Lifesciences Corp	526	47,604	0.4%
Envista Holdings Corp	1,170	30,821	0.2%
IDEXX Laboratories Inc	38	20,126	0.2%
Insulet Corp	199	30,368	0.2%
Intuitive Surgical Inc	137	54,654	0.5%

See Notes to Financial Statements.

94    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Efficient Long/Short U.S. Equity Fund (WTLS) June 30, 2026
Long Positions	Shares	Notional Value	Weight
LivaNova PLC	301	$24,713	0.2%
Merit Medical Systems Inc	471	32,678	0.3%
Stryker Corp	89	27,963	0.2%
TransMedics Group Inc	649	43,133	0.4%
Total Health Care Equipment & Supplies		312,060	2.6%
Health Care Providers & Services – 0.4%
Privia Health Group Inc	1,787	45,980	0.4%
Health Care Technology – 0.7%
Doximity Inc	1,811	37,567	0.3%
Veeva Systems Inc	253	44,940	0.4%
Total Health Care Technology		82,507	0.7%
Hotels, Restaurants & Leisure – 1.4%
Booking Holdings Inc	137	24,477	0.2%
Las Vegas Sands Corp	468	21,632	0.2%
Rush Street Interactive Inc	1,452	43,194	0.4%
Viking Holdings Ltd	712	74,536	0.6%
Total Hotels, Restaurants & Leisure		163,839	1.4%
Household Durables – 0.2%
Garmin Ltd	90	21,401	0.2%
Insurance – 2.6%
Brighthouse Financial Inc	649	41,077	0.3%
Lincoln National Corp	1,598	56,502	0.5%
Manulife Financial Corp	562	22,751	0.2%
Marsh & McLennan Cos Inc	144	23,973	0.2%
MetLife Inc	382	32,361	0.3%
Pelagos Insurance Capital Ltd	2,199	53,551	0.5%
Progressive Corp/The	129	28,241	0.2%
Prudential Financial Inc	225	24,231	0.2%
Travelers Cos Inc/The	82	27,119	0.2%
Total Insurance		309,806	2.6%
Interactive Media & Services – 0.5%
Meta Platforms Inc	46	25,844	0.2%
Reddit Inc	162	28,053	0.3%
Total Interactive Media & Services		53,897	0.5%
IT Services – 2.0%
Cloudflare Inc	126	30,827	0.3%
Cognizant Technology Solutions Corp	531	20,561	0.2%
GoDaddy Inc	468	39,723	0.3%
International Business Machines Corp	109	30,682	0.3%
MongoDB Inc	126	42,359	0.3%
Shopify Inc	243	27,693	0.2%
Twilio Inc	105	21,626	0.2%
Wix.com Ltd	460	20,886	0.2%
Total IT Services		234,357	2.0%
Long Positions	Shares	Notional Value	Weight
Leisure Products – 0.2%
Hasbro Inc	297	$24,552	0.2%
Life Sciences Tools & Services – 1.3%
10X Genomics Inc	667	25,557	0.2%
Bio-Rad Laboratories Inc	121	35,561	0.3%
Illumina Inc	265	46,554	0.4%
Medpace Holdings Inc	92	48,967	0.4%
Total Life Sciences Tools & Services		156,639	1.3%
Machinery – 2.8%
Allison Transmission Holdings Inc	200	22,557	0.2%
Caterpillar Inc	35	36,972	0.3%
Cummins Inc	40	28,632	0.2%
Donaldson Co Inc	265	23,831	0.2%
Graco Inc	452	34,169	0.3%
ITT Inc	221	43,690	0.4%
Nordson Corp	82	24,826	0.2%
Otis Worldwide Corp	358	25,611	0.2%
PACCAR Inc	323	38,773	0.3%
Trinity Industries Inc	1,039	35,923	0.3%
Westinghouse Air Brake Technologies Corp	82	21,994	0.2%
Total Machinery		336,978	2.8%
Marine Transportation – 0.2%
Kirby Corp	164	22,367	0.2%
Media – 0.4%
Trade Desk Inc/The	2,607	47,129	0.4%
Metals & Mining – 4.1%
Agnico Eagle Mines Ltd	250	38,748	0.3%
Anglogold Ashanti Plc	371	30,022	0.3%
Aura Minerals Inc	668	42,020	0.4%
Barrick Mining Corp	1,195	43,890	0.4%
Commercial Metals Co	420	26,349	0.2%
ERO Copper Corp	769	20,574	0.2%
First Majestic Silver Corp	1,807	30,651	0.3%
Franco-Nevada Corp	125	26,003	0.2%
Freeport-McMoRan Inc	337	21,206	0.2%
Hudbay Minerals Inc	1,178	27,813	0.2%
Kinross Gold Corp	1,480	34,951	0.3%
Pan American Silver Corp	589	26,372	0.2%
Southern Copper Corp	236	41,172	0.3%
Steel Dynamics Inc	100	22,845	0.2%
Warrior Met Coal Inc	281	22,823	0.2%
Wheaton Precious Metals Corp	257	28,906	0.2%
Total Metals & Mining		484,345	4.1%

See Notes to Financial Statements.

WisdomTree Trust    95

Schedule of Investments (continued) WisdomTree Efficient Long/Short U.S. Equity Fund (WTLS) June 30, 2026
Long Positions	Shares	Notional Value	Weight
Multi-Utilities – 4.0%
Ameren Corp	258	$29,148	0.2%
Avista Corp	551	22,535	0.2%
Black Hills Corp	433	32,234	0.3%
CenterPoint Energy Inc	1,118	49,243	0.4%
CMS Energy Corp	729	55,791	0.5%
Consolidated Edison Inc	345	38,197	0.3%
Dominion Energy Inc	764	52,183	0.4%
DTE Energy Co	302	46,067	0.4%
NiSource Inc	916	43,533	0.4%
Northwestern Energy Group Inc	396	28,366	0.2%
Sempra	505	46,864	0.4%
WEC Energy Group Inc	271	31,592	0.3%
Total Multi-Utilities		475,753	4.0%
Oil, Gas & Consumable Fuels – 7.4%
Antero Resources Corp	750	26,350	0.2%
BKV Corp	1,460	39,944	0.3%
Canadian Natural Resources Ltd	1,249	49,322	0.4%
Cenovus Energy Inc	889	22,050	0.2%
Chevron Corp	170	28,096	0.2%
CNX Resources Corp	851	28,890	0.2%
ConocoPhillips	200	20,800	0.2%
Delek US Holdings Inc	480	24,369	0.2%
Devon Energy Corp	490	20,247	0.2%
Golar LNG Ltd	415	20,674	0.2%
International Seaways Inc	321	24,567	0.2%
Kinder Morgan Inc	1,253	40,053	0.3%
Kinetik Holdings Inc	699	33,799	0.3%
Marathon Petroleum Corp	94	23,930	0.2%
Murphy Oil Corp	912	29,700	0.3%
Northern Oil & Gas Inc	2,208	40,084	0.3%
Occidental Petroleum Corp	685	33,280	0.3%
Okeanis Eco Tankers Corp	1,150	57,624	0.5%
Ovintiv Inc	684	35,988	0.3%
PBF Energy Inc	700	31,852	0.3%
Peabody Energy Corp	752	17,375	0.2%
Plains GP Holdings LP	959	23,282	0.2%
Range Resources Corp	957	35,594	0.3%
Targa Resources Corp	181	48,627	0.4%
Teekay Tankers Ltd	606	39,295	0.3%
TORM PLC	972	25,340	0.2%
Williams Cos Inc/The	814	60,540	0.5%
Total Oil, Gas & Consumable Fuels		881,672	7.4%
Passenger Airlines – 0.5%
Copa Holdings SA	158	24,551	0.2%
Delta Air Lines Inc	317	29,734	0.3%
Total Passenger Airlines		54,285	0.5%
Long Positions	Shares	Notional Value	Weight
Pharmaceuticals – 3.1%
Alumis Inc	1,186	$33,380	0.3%
Axsome Therapeutics Inc	97	23,721	0.2%
Definium Therapeutics Inc	1,515	71,245	0.6%
Edgewise Therapeutics Inc	1,414	57,462	0.5%
Eli Lilly & Co	40	47,670	0.4%
Enliven Therapeutics Inc	694	35,228	0.3%
Jazz Pharmaceuticals PLC	124	29,826	0.2%
Johnson & Johnson	165	42,002	0.4%
Rapport Therapeutics Inc	612	25,484	0.2%
Total Pharmaceuticals		366,018	3.1%
Professional Services – 1.2%
Exponent Inc	1,021	60,007	0.5%
Jacobs Solutions Inc	373	47,018	0.4%
Planet Labs PBC	1,077	35,678	0.3%
Total Professional Services		142,703	1.2%
Real Estate Management & Development – 0.5%
CBRE Group Inc	208	28,002	0.3%
Zillow Group Inc	838	26,429	0.2%
Total Real Estate Management & Development		54,431	0.5%
Semiconductors & Semiconductor Equipment – 4.7%
Amkor Technology Inc	538	46,432	0.4%
Astera Labs Inc	79	37,977	0.3%
Cohu Inc	658	48,623	0.4%
Diodes Inc	266	29,159	0.3%
Intel Corp	338	47,213	0.4%
Kulicke & Soffa Industries Inc	341	45,557	0.4%
Lam Research Corp	146	63,063	0.5%
Nova Ltd	45	24,399	0.2%
NVIDIA Corp	105	21,084	0.2%
NXP Semiconductors NV	85	23,916	0.2%
Photronics Inc	705	22,924	0.2%
QUALCOMM Inc	110	20,246	0.2%
Silicon Laboratories Inc	116	25,418	0.2%
SolarEdge Technologies Inc	515	30,089	0.3%
Teradyne Inc	58	28,132	0.2%
Tower Semiconductor Ltd	147	38,235	0.3%
Total Semiconductors & Semiconductor Equipment		552,467	4.7%
Software – 5.5%
Autodesk Inc	182	35,297	0.3%
BILL Holdings Inc	711	25,692	0.2%
BlackLine Inc	1,033	29,009	0.2%
Core Scientific Inc	1,317	33,711	0.3%
Crowdstrike Holdings Inc	56	42,549	0.4%
Datadog Inc	200	52,024	0.4%
Elastic NV	390	22,248	0.2%
Guidewire Software Inc	177	21,744	0.2%
See Notes to Financial Statements.

96    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Efficient Long/Short U.S. Equity Fund (WTLS) June 30, 2026
Long Positions	Shares	Notional Value	Weight
HubSpot Inc	230	$42,017	0.4%
Intuit Inc	96	24,952	0.2%
IREN Ltd	364	16,635	0.1%
Palo Alto Networks Inc	98	33,310	0.3%
Pegasystems Inc	1,391	41,681	0.3%
Procore Technologies Inc	964	39,160	0.3%
PTC Inc	188	21,305	0.2%
Q2 Holdings Inc	498	23,963	0.2%
ServiceNow Inc	192	19,055	0.2%
Trimble Inc	558	28,544	0.2%
Workday Inc	332	40,692	0.3%
Workiva Inc	932	45,208	0.4%
Zeta Global Holdings Corp	972	19,137	0.2%
Total Software		657,933	5.5%
Specialized REITs – 0.7%
Equinix Inc	42	43,802	0.4%
Iron Mountain Inc	279	35,271	0.3%
Total Specialized REITs		79,073	0.7%
Specialty Retail – 1.1%
GameStop Corp	1,611	35,568	0.3%
Gap Inc/The	1,012	18,898	0.2%
Ross Stores Inc	138	29,423	0.2%
TJX Cos Inc/The	302	45,707	0.4%
Total Specialty Retail		129,596	1.1%
Technology Hardware, Storage & Peripherals – 1.6%
Apple Inc	146	42,208	0.4%
Dell Technologies Inc	54	23,186	0.2%
Everpure Inc	486	38,305	0.3%
Hewlett Packard Enterprise Co	453	20,457	0.2%
NetApp Inc	151	23,411	0.2%
Sandisk Corp	16	36,963	0.3%
Total Technology Hardware, Storage & Peripherals		184,530	1.6%
Textiles, Apparel & Luxury Goods – 0.3%
Ralph Lauren Corp	80	31,921	0.3%
Trading Companies & Distributors – 0.6%
Fastenal Co	820	39,399	0.3%
WW Grainger Inc	22	30,279	0.3%
Total Trading Companies & Distributors		69,678	0.6%
Water Utilities – 0.2%
Essential Utilities Inc	579	22,196	0.2%
TOTAL LONG POSITIONS		12,205,163	103.0%
Short Positions	Shares	Notional Value	Weight
COMMON STOCKS – (72.4)%
Aerospace & Defense – (4.0)%
AeroVironment Inc	(143)	$(23,615)	(0.2)%
Arxis Inc	(1,671)	(77,115)	(0.7)%
Axon Enterprise Inc	(121)	(67,948)	(0.6)%
CAE Inc	(2,104)	(52,718)	(0.4)%
Firefly Aerospace Inc	(988)	(29,046)	(0.2)%
L3Harris Technologies Inc	(82)	(23,950)	(0.2)%
Leonardo DRS Inc	(1,149)	(49,024)	(0.4)%
MDA Space Ltd	(799)	(32,979)	(0.3)%
Redwire Corp	(3,710)	(45,370)	(0.4)%
StandardAero Inc	(1,673)	(50,050)	(0.4)%
Voyager Technologies Inc	(715)	(23,066)	(0.2)%
Total Aerospace & Defense		(474,881)	(4.0)%
Automobile Components – (1.3)%
Aptiv PLC	(806)	(49,483)	(0.4)%
Dorman Products Inc	(411)	(56,014)	(0.5)%
Versigent PLC	(1,172)	(49,219)	(0.4)%
Total Automobile Components		(154,716)	(1.3)%
Automobiles – (0.3)%
Thor Industries Inc	(448)	(33,668)	(0.3)%
Banks – (3.1)%
BancFirst Corp	(233)	(25,932)	(0.2)%
Bank of America Corp	(432)	(24,606)	(0.2)%
BOK Financial Corp	(285)	(39,573)	(0.3)%
Citizens Financial Group Inc	(465)	(32,550)	(0.3)%
Fifth Third Bancorp	(770)	(43,409)	(0.4)%
First Citizens BancShares Inc/NC	(19)	(39,294)	(0.3)%
First Horizon Corp	(1,210)	(31,014)	(0.3)%
Intercorp Financial Services Inc	(873)	(49,748)	(0.4)%
Old National Bancorp/IN	(1,124)	(29,112)	(0.3)%
Pinnacle Financial Partners Inc	(510)	(51,399)	(0.4)%
Total Banks		(366,637)	(3.1)%
Beverages – (1.3)%
Constellation Brands Inc	(246)	(34,256)	(0.3)%
Keurig Dr Pepper Inc	(819)	(26,795)	(0.2)%
Molson Coors Beverage Co	(740)	(28,835)	(0.3)%
National Beverage Corp	(862)	(26,889)	(0.2)%
Primo Brands Corp	(1,428)	(34,895)	(0.3)%
Total Beverages		(151,670)	(1.3)%
Biotechnology – (1.6)%
Ascendis Pharma A/S	(121)	(32,236)	(0.3)%
Biogen Inc	(158)	(34,141)	(0.3)%
GRAIL Inc	(526)	(35,912)	(0.3)%
Newamsterdam Pharma Co NV	(1,001)	(33,938)	(0.3)%
Roivant Sciences Ltd	(1,411)	(49,931)	(0.4)%
Total Biotechnology		(186,158)	(1.6)%

See Notes to Financial Statements.

WisdomTree Trust    97

Schedule of Investments (continued) WisdomTree Efficient Long/Short U.S. Equity Fund (WTLS) June 30, 2026
Short Positions	Shares	Notional Value	Weight
Broadline Retail – (0.4)%
Macy’s Inc	(1,038)	$(24,445)	(0.2)%
Ollie’s Bargain Outlet Holdings Inc	(358)	(27,558)	(0.2)%
Total Broadline Retail		(52,003)	(0.4)%
Building Products – (2.3)%
Builders FirstSource Inc	(497)	(44,487)	(0.4)%
Griffon Corp	(318)	(31,014)	(0.2)%
Johnson Controls International plc	(227)	(33,154)	(0.3)%
Madison Air Solutions Corp	(1,832)	(71,441)	(0.6)%
Owens Corning	(396)	(63,021)	(0.5)%
Tecnoglass Inc	(759)	(35,542)	(0.3)%
Total Building Products		(278,659)	(2.3)%
Capital Markets – (1.5)%
Bullish	(1,950)	(45,679)	(0.4)%
Coinbase Global Inc	(248)	(36,268)	(0.3)%
Etoro Group Ltd	(1,276)	(50,378)	(0.4)%
Victory Capital Holdings Inc	(504)	(42,405)	(0.4)%
Total Capital Markets		(174,730)	(1.5)%
Chemicals – (2.5)%
Cabot Corp	(279)	(25,369)	(0.2)%
DuPont de Nemours Inc	(257)	(34,798)	(0.3)%
Element Solutions Inc	(730)	(34,864)	(0.3)%
International Flavors & Fragrances Inc	(421)	(33,348)	(0.3)%
NewMarket Corp	(40)	(31,352)	(0.3)%
Perimeter Solutions Inc	(1,078)	(38,417)	(0.3)%
Quaker Chemical Corp	(176)	(27,954)	(0.2)%
RPM International Inc	(321)	(35,705)	(0.3)%
Sensient Technologies Corp	(264)	(32,523)	(0.3)%
Total Chemicals		(294,330)	(2.5)%
Commercial Services & Supplies – (1.3)%
BOYD GROUP SERVICES INC	(551)	(52,145)	(0.4)%
GEO Group Inc/The	(1,312)	(38,772)	(0.3)%
Interface Inc	(942)	(33,748)	(0.3)%
RB Global Inc	(268)	(31,218)	(0.3)%
Total Commercial Services & Supplies		(155,883)	(1.3)%
Construction & Engineering – (0.9)%
Legence Corp	(446)	(38,008)	(0.3)%
Primoris Services Corp	(236)	(23,363)	(0.2)%
WillScot Holdings Corp	(1,470)	(42,433)	(0.4)%
Total Construction & Engineering		(103,804)	(0.9)%
Construction Materials – (0.2)%
Vulcan Materials Co	(79)	(23,398)	(0.2)%
Consumer Finance – (0.4)%
EZCORP Inc	(860)	(29,741)	(0.2)%
Figure Technology Solutions Inc	(769)	(23,612)	(0.2)%
Total Consumer Finance		(53,353)	(0.4)%
Short Positions	Shares	Notional Value	Weight
Consumer Staples Distribution & Retail – (1.9)%
Casey’s General Stores Inc	(45)	$(35,457)	(0.3)%
Dollar General Corp	(476)	(54,790)	(0.4)%
Dollar Tree Inc	(286)	(34,571)	(0.3)%
Sprouts Farmers Market Inc	(392)	(33,161)	(0.3)%
Target Corp	(191)	(24,928)	(0.2)%
Weis Markets Inc	(581)	(45,464)	(0.4)%
Total Consumer Staples Distribution & Retail		(228,371)	(1.9)%
Containers & Packaging – (0.4)%
Amcor PLC	(1,038)	(44,977)	(0.4)%
Distributors – (0.3)%
LKQ Corp	(1,539)	(40,533)	(0.3)%
Diversified Consumer Services – (1.2)%
Covista Inc	(232)	(28,955)	(0.3)%
Graham Holdings Co	(27)	(30,882)	(0.3)%
H&R Block Inc	(1,035)	(39,426)	(0.3)%
Liberty Live Holdings Inc	(381)	(40,213)	(0.3)%
Total Diversified Consumer Services		(139,476)	(1.2)%
Diversified Telecommunication Services – (0.4)%
Iridium Communications Inc	(776)	(42,588)	(0.4)%
Electric Utilities – (0.3)%
Emera Inc	(656)	(34,791)	(0.3)%
Electrical Equipment – (1.2)%
nVent Electric PLC	(155)	(26,339)	(0.2)%
Regal Rexnord Corp	(216)	(51,393)	(0.4)%
X-Energy Inc	(3,536)	(64,924)	(0.6)%
Total Electrical Equipment		(142,656)	(1.2)%
Electronic Equipment, Instruments & Components – (2.2)%
Bel Fuse Inc	(111)	(36,819)	(0.3)%
CTS Corp	(426)	(27,780)	(0.2)%
ePlus Inc	(296)	(24,661)	(0.2)%
Insight Enterprises Inc	(350)	(42,664)	(0.4)%
PC Connection Inc	(796)	(58,072)	(0.5)%
Ralliant Corp	(380)	(27,989)	(0.2)%
TTM Technologies Inc	(214)	(39,942)	(0.4)%
Total Electronic Equipment, Instruments & Components		(257,927)	(2.2)%
Entertainment – (0.6)%
TKO Group Holdings Inc	(168)	(33,807)	(0.3)%
Walt Disney Co/The	(431)	(41,520)	(0.3)%
Total Entertainment		(75,327)	(0.6)%

See Notes to Financial Statements.

98    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Efficient Long/Short U.S. Equity Fund (WTLS) June 30, 2026
Short Positions	Shares	Notional Value	Weight
Financial Services – (1.6)%
Enact Holdings Inc	(881)	$(40,255)	(0.3)%
Fiserv Inc	(432)	(21,211)	(0.2)%
Global Payments Inc	(439)	(31,841)	(0.3)%
Sezzle Inc	(579)	(99,322)	(0.8)%
Total Financial Services		(192,629)	(1.6)%
Food Products – (1.9)%
Hershey Co/The	(169)	(29,655)	(0.3)%
Kraft Heinz Co/The	(2,250)	(53,146)	(0.5)%
Lamb Weston Holdings Inc	(795)	(34,333)	(0.3)%
McCormick & Co Inc/MD	(798)	(40,214)	(0.3)%
Mondelez International Inc	(505)	(29,212)	(0.2)%
Tootsie Roll Industries Inc	(980)	(38,773)	(0.3)%
Total Food Products		(225,333)	(1.9)%
Ground Transportation – (0.7)%
Avis Budget Group Inc	(137)	(20,253)	(0.2)%
Canadian Pacific Kansas City Ltd	(347)	(30,107)	(0.2)%
RXO Inc	(1,154)	(31,842)	(0.3)%
Total Ground Transportation		(82,202)	(0.7)%
Health Care Equipment & Supplies – (1.1)%
Dexcom Inc	(426)	(28,659)	(0.2)%
Haemonetics Corp	(506)	(37,963)	(0.3)%
ICU Medical Inc	(237)	(34,780)	(0.3)%
Solventum Corp	(456)	(35,177)	(0.3)%
Total Health Care Equipment & Supplies		(136,579)	(1.1)%
Health Care Providers & Services – (3.7)%
Chemed Corp	(59)	(27,596)	(0.2)%
DaVita Inc	(318)	(70,646)	(0.6)%
Guardian Pharmacy Services Inc	(609)	(25,481)	(0.2)%
Henry Schein Inc	(330)	(27,579)	(0.2)%
Hinge Health Inc	(711)	(58,979)	(0.5)%
Humana Inc	(98)	(38,997)	(0.3)%
Molina Healthcare Inc	(361)	(82,528)	(0.7)%
Progyny Inc	(1,382)	(39,845)	(0.4)%
Tenet Healthcare Corp	(195)	(36,494)	(0.3)%
Universal Health Services Inc	(188)	(27,901)	(0.3)%
Total Health Care Providers & Services		(436,046)	(3.7)%
Health Care REITs – (1.0)%
Alexandria Real Estate Equities Inc	(999)	(52,789)	(0.4)%
CareTrust REIT Inc	(814)	(32,854)	(0.3)%
Welltower Inc	(143)	(32,504)	(0.3)%
Total Health Care REITs		(118,147)	(1.0)%
Hotels, Restaurants & Leisure – (3.4)%
Boyd Gaming Corp	(384)	(33,880)	(0.3)%
Brinker International Inc	(161)	(27,104)	(0.2)%
Choice Hotels International Inc	(425)	(46,832)	(0.4)%
Short Positions	Shares	Notional Value	Weight
Churchill Downs Inc	(291)	$(26,069)	(0.2)%
Darden Restaurants Inc	(216)	(44,548)	(0.4)%
Hilton Grand Vacations Inc	(573)	(29,986)	(0.3)%
Marriott Vacations Worldwide Corp	(343)	(34,956)	(0.3)%
Monarch Casino & Resort Inc	(347)	(45,656)	(0.4)%
Red Rock Resorts Inc	(712)	(46,291)	(0.4)%
United Parks & Resorts Inc	(610)	(29,105)	(0.2)%
Wingstop Inc	(215)	(37,276)	(0.3)%
Total Hotels, Restaurants & Leisure		(401,703)	(3.4)%
Household Durables – (1.1)%
DR Horton Inc	(157)	(25,506)	(0.2)%
Lennar Corp	(346)	(31,321)	(0.3)%
Mohawk Industries Inc	(227)	(27,555)	(0.2)%
PulteGroup Inc	(356)	(48,796)	(0.4)%
Total Household Durables		(133,178)	(1.1)%
Household Products – (0.4)%
Central Garden & Pet Co	(1,105)	(42,843)	(0.4)%
Industrial Conglomerates – (0.6)%
Brookfield Business Corp	(2,362)	(70,493)	(0.6)%
Industrial REITs – (1.0)%
EastGroup Properties Inc	(169)	(34,281)	(0.3)%
First Industrial Realty Trust Inc	(454)	(27,805)	(0.2)%
Lineage Inc	(573)	(24,782)	(0.2)%
STAG Industrial Inc	(750)	(28,547)	(0.3)%
Total Industrial REITs		(115,415)	(1.0)%
Insurance – (1.7)%
Cincinnati Financial Corp	(226)	(41,862)	(0.4)%
CNA Financial Corp	(1,051)	(51,110)	(0.4)%
Everest Group Ltd	(112)	(40,092)	(0.3)%
Sun Life Financial Inc	(545)	(42,741)	(0.4)%
Willis Towers Watson PLC	(104)	(27,286)	(0.2)%
Total Insurance		(203,091)	(1.7)%
IT Services – (0.6)%
CGI Inc	(431)	(27,858)	(0.2)%
DigitalOcean Holdings Inc	(192)	(30,150)	(0.3)%
Gartner Inc	(137)	(17,803)	(0.1)%
Total IT Services		(75,811)	(0.6)%
Leisure Products – (0.3)%
YETI Holdings Inc	(635)	(31,449)	(0.3)%
Life Sciences Tools & Services – (1.7)%
Charles River Laboratories International Inc	(285)	(64,570)	(0.5)%
ICON PLC	(579)	(100,637)	(0.9)%
Revvity Inc	(283)	(31,465)	(0.3)%
Total Life Sciences Tools & Services		(196,672)	(1.7)%

See Notes to Financial Statements.

WisdomTree Trust    99

Schedule of Investments (continued) WisdomTree Efficient Long/Short U.S. Equity Fund (WTLS) June 30, 2026
Short Positions	Shares	Notional Value	Weight
Machinery – (2.6)%
Alliance Laundry Holdings Inc	(1,002)	$(26,584)	(0.2)%
China Yuchai International Ltd	(888)	(42,100)	(0.3)%
Enpro Inc	(83)	(31,135)	(0.3)%
Federal Signal Corp	(278)	(35,710)	(0.3)%
Franklin Electric Co Inc	(326)	(34,961)	(0.3)%
Middleby Corp/The	(328)	(56,387)	(0.5)%
Oshkosh Corp	(275)	(42,271)	(0.4)%
Worthington Enterprises Inc	(774)	(41,597)	(0.3)%
Total Machinery		(310,745)	(2.6)%
Marine Transportation – (0.3)%
Matson Inc	(179)	(34,499)	(0.3)%
Media – (0.9)%
EchoStar Corp	(197)	(19,994)	(0.2)%
News Corp	(1,097)	(27,244)	(0.2)%
Nexstar Media Group Inc	(164)	(29,293)	(0.2)%
Versant Media Group Inc	(889)	(31,997)	(0.3)%
Total Media		(108,528)	(0.9)%
Metals & Mining – (0.4)%
OceanaGold Corp	(1,238)	(31,047)	(0.3)%
USA Rare Earth Inc	(809)	(17,452)	(0.1)%
Total Metals & Mining		(48,499)	(0.4)%
Office REITs – (0.6)%
Vornado Realty Trust	(1,716)	(67,454)	(0.6)%
Oil, Gas & Consumable Fuels – (0.9)%
Dorian LPG Ltd	(847)	(29,463)	(0.2)%
TotalEnergies SE	(1,064)	(82,705)	(0.7)%
Total Oil, Gas & Consumable Fuels		(112,168)	(0.9)%
Paper & Forest Products – (0.4)%
West Fraser Timber Co Ltd	(649)	(43,923)	(0.4)%
Passenger Airlines – (0.3)%
SkyWest Inc	(396)	(39,340)	(0.3)%
Personal Care Products – (0.6)%
Estee Lauder Cos Inc/The	(334)	(26,357)	(0.2)%
Interparfums Inc	(364)	(40,731)	(0.4)%
Total Personal Care Products		(67,088)	(0.6)%
Pharmaceuticals – (1.1)%
AstraZeneca PLC	(203)	(38,433)	(0.3)%
VeraDermics Inc	(739)	(90,810)	(0.8)%
Total Pharmaceuticals		(129,243)	(1.1)%
Short Positions	Shares	Notional Value	Weight
Professional Services – (2.6)%
CBIZ Inc	(1,699)	$(54,495)	(0.5)%
Concentrix Corp	(990)	(22,172)	(0.2)%
Parsons Corp	(675)	(35,386)	(0.3)%
Paychex Inc	(302)	(29,738)	(0.3)%
Robert Half Inc	(1,048)	(32,159)	(0.3)%
Science Applications International Corp	(322)	(35,530)	(0.3)%
Thomson Reuters Corp	(357)	(29,146)	(0.2)%
TransUnion	(412)	(29,716)	(0.2)%
UL Solutions Inc	(401)	(40,837)	(0.3)%
Total Professional Services		(309,179)	(2.6)%
Real Estate Management & Development – (0.5)%
Howard Hughes Holdings Inc	(413)	(29,530)	(0.3)%
Landbridge Co LLC	(329)	(26,104)	(0.2)%
Total Real Estate Management & Development		(55,634)	(0.5)%
Residential REITs – (0.8)%
Equity LifeStyle Properties Inc	(465)	(29,964)	(0.2)%
Essex Property Trust Inc	(107)	(31,253)	(0.3)%
Mid-America Apartment Communities Inc	(234)	(32,460)	(0.3)%
Total Residential REITs		(93,677)	(0.8)%
Retail REITs – (0.8)%
Kimco Realty Corp	(1,102)	(27,943)	(0.2)%
NETSTREIT Corp	(1,537)	(32,479)	(0.3)%
Realty Income Corp	(638)	(39,540)	(0.3)%
Total Retail REITs		(99,962)	(0.8)%
Semiconductors & Semiconductor Equipment – (1.3)%
Ambiq Micro Inc	(331)	(29,212)	(0.3)%
Impinj Inc	(251)	(35,909)	(0.3)%
Marvell Technology Inc	(114)	(34,107)	(0.3)%
Semtech Corp	(160)	(25,937)	(0.2)%
SiTime Corp	(33)	(24,916)	(0.2)%
Total Semiconductors & Semiconductor Equipment		(150,081)	(1.3)%
Software – (2.2)%
Circle Internet Group Inc	(357)	(22,345)	(0.2)%
Clear Secure Inc	(573)	(31,955)	(0.3)%
Fair Isaac Corp	(32)	(38,764)	(0.3)%
Figma Inc	(1,672)	(30,251)	(0.3)%
Riot Platforms Inc	(1,292)	(35,380)	(0.3)%
Rubrik Inc	(330)	(26,472)	(0.2)%
ServiceTitan Inc	(705)	(49,857)	(0.4)%
Strategy Inc	(273)	(23,726)	(0.2)%
Total Software		(258,750)	(2.2)%
See Notes to Financial Statements.

100    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Efficient Long/Short U.S. Equity Fund (WTLS) June 30, 2026
Short Positions	Shares	Notional Value	Weight
Specialized REITs – (0.8)%
Public Storage	(79)	$(25,108)	(0.2)%
Rayonier Inc	(1,536)	(32,694)	(0.3)%
VICI Properties Inc	(1,397)	(37,091)	(0.3)%
Total Specialized REITs		(94,893)	(0.8)%
Specialty Retail – (2.9)%
Academy Sports & Outdoors Inc	(759)	(35,765)	(0.3)%
Best Buy Co Inc	(432)	(32,756)	(0.3)%
CarMax Inc	(906)	(47,896)	(0.4)%
Floor & Decor Holdings Inc	(673)	(39,941)	(0.3)%
Signet Jewelers Ltd	(335)	(28,868)	(0.2)%
Ulta Beauty Inc	(58)	(26,216)	(0.2)%
Urban Outfitters Inc	(460)	(32,561)	(0.3)%
Wayfair Inc	(601)	(55,526)	(0.5)%
Williams-Sonoma Inc	(184)	(42,893)	(0.4)%
Total Specialty Retail		(342,422)	(2.9)%
Textiles, Apparel & Luxury Goods – (1.0)%
Columbia Sportswear Co	(579)	(35,798)	(0.3)%
Crocs Inc	(305)	(36,820)	(0.3)%
NIKE Inc	(788)	(32,362)	(0.3)%
PVH Corp	(255)	(18,952)	(0.1)%
Total Textiles, Apparel & Luxury Goods		(123,932)	(1.0)%
Short Positions	Shares	Notional Value	Weight
Tobacco – (0.5)%
Philip Morris International Inc	(142)	$(25,717)	(0.2)%
Turning Point Brands Inc	(387)	(32,794)	(0.3)%
Total Tobacco		(58,511)	(0.5)%
Trading Companies & Distributors – (0.3)%
Sunbelt Rentals Holdings Inc	(416)	(31,096)	(0.3)%
Transportation Infrastructure – (0.2)%
Corp America Airports SA	(1,053)	(26,508)	(0.2)%
TOTAL SHORT POSITIONS		(8,578,259)	(72.4)%
Cash and other assets less liabilities – 69.4%		8,223,285	69.4%
TOTAL NOTIONAL – 100.0%		$11,850,189	100.0%

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
U.S. Government Obligations	$—	$10,709,056	$—	$10,709,056
Mutual Fund	—	1,099,261		1,099,261
Total Investments in Securities	$—	$11,808,317	$—	$11,808,317
Financial Derivative Instruments
Futures Contract[1]	$321,223	$—	$—	$321,223
Total Return Swap (OTC)[1]	—	0	—	0
Total – Net	$321,223	$11,808,317	$—	$12,129,540

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    101

Schedule of Investments WisdomTree Efficient U.S. Plus International Equity Fund (NTSD) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 90.4%
Brazil – 0.1%
MercadoLibre, Inc.*	13	$22,066
Netherlands – 0.1%
NXP Semiconductors NV	51	14,333
South Korea – 0.0%
Coupang, Inc.*	623	10,821
Switzerland – 0.0%
TE Connectivity PLC	28	5,645
Thailand – 0.0%
Fabrinet*	16	8,993
United Kingdom – 0.0%
TechnipFMC PLC	115	7,624
United States – 90.2%
3M Co.	286	46,306
Abbott Laboratories	771	69,961
AbbVie, Inc.	818	205,842
Accenture PLC, Class A	70	8,711
Adobe, Inc.*	228	46,745
Advanced Micro Devices, Inc.*	814	472,861
Affirm Holdings, Inc.*	61	4,975
Aflac, Inc.	279	32,713
Agilent Technologies, Inc.	150	19,925
Air Products & Chemicals, Inc.	121	35,475
Airbnb, Inc., Class A*	305	43,646
Alliant Energy Corp.	180	13,732
Allstate Corp.	129	30,694
Alnylam Pharmaceuticals, Inc.*	50	15,052
Alphabet, Inc., Class A	5,903	2,109,555
Altria Group, Inc.	909	65,403
Amazon.com, Inc.*	5,013	1,194,798
Amcor PLC	281	12,181
Ameren Corp.	168	18,991
American Electric Power Co., Inc.	216	29,551
American Express Co.	352	119,064
American International Group, Inc.	374	27,874
American Tower Corp.	187	30,588
American Water Works Co., Inc.	55	7,237
Ameriprise Financial, Inc.	56	25,691
AMETEK, Inc.	124	30,001
Amgen, Inc.	258	93,427
Amphenol Corp., Class A	551	97,152
Amrize Ltd.	113	6,023
Analog Devices, Inc.	238	94,526
Aon PLC, Class A	53	17,580
API Group Corp.*	47	1,990
Apollo Global Management, Inc.	359	42,473
Apple, Inc.	7,402	2,141,843
Applied Materials, Inc.	396	286,308
AppLovin Corp., Class A*	173	89,135
Investments	Shares	Value
Aptiv PLC*	93	$5,708
Arch Capital Group Ltd.*	25	2,427
Archer-Daniels-Midland Co.	208	15,891
Ares Management Corp., Class A	127	14,136
Arista Networks, Inc.*	618	104,986
Arthur J Gallagher & Co.	116	26,630
Astera Labs, Inc.*	62	29,947
AT&T, Inc.	3,246	67,192
Atlassian Corp., Class A*	167	12,991
Atmos Energy Corp.	41	7,063
Autodesk, Inc.*	75	14,582
Automatic Data Processing, Inc.	214	47,925
AutoZone, Inc.*	10	31,959
AvalonBay Communities, Inc.	92	17,359
Axon Enterprise, Inc.*	40	22,424
Baker Hughes Co.	415	23,033
Bank of America Corp.	3,709	211,339
Bank of New York Mellon Corp.	385	55,675
Becton Dickinson & Co.	165	24,969
Berkshire Hathaway, Inc., Class B*	1,061	530,914
Best Buy Co., Inc.	93	7,057
Biogen, Inc.*	79	17,069
Blackrock, Inc.	72	69,232
Blackstone, Inc.	515	60,600
Block, Inc.*	351	26,676
Bloom Energy Corp., Class A*	76	23,005
Boeing Co.*	293	63,426
Booking Holdings, Inc.	388	69,157
Boston Scientific Corp.*	621	26,504
Bristol-Myers Squibb Co.	959	55,258
Broadcom, Inc.	2,149	811,785
Broadridge Financial Solutions, Inc.	20	2,739
Brown & Brown, Inc.	63	4,041
Bunge Global SA	28	2,988
Burlington Stores, Inc.*	14	4,435
BWX Technologies, Inc.	38	7,397
Cadence Design Systems, Inc.*	134	50,293
Capital One Financial Corp.	312	62,593
Cardinal Health, Inc.	124	29,457
Carlyle Group, Inc.	44	1,853
Carnival Corp. Ltd.	186	5,314
Carpenter Technology Corp.	17	10,486
Carrier Global Corp.	437	32,054
Carvana Co.*	55	3,620
Casey’s General Stores, Inc.	13	10,332
Caterpillar, Inc.	227	241,732
Cboe Global Markets, Inc.	4	971
CBRE Group, Inc., Class A*	102	13,738
CDW Corp.	43	6,048
Cencora, Inc.	82	23,204
Centene Corp.*	248	15,919

See Notes to Financial Statements.

102    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Efficient U.S. Plus International Equity Fund (NTSD) June 30, 2026
Investments	Shares	Value
CenterPoint Energy, Inc.	333	$14,665
CH Robinson Worldwide, Inc.	26	4,897
Charles Schwab Corp.	852	78,614
Charter Communications, Inc., Class A*	38	5,404
Cheniere Energy, Inc.	22	5,258
Chevron Corp.	989	163,937
Chipotle Mexican Grill, Inc.*	500	17,000
Chubb Ltd.	69	23,511
Church & Dwight Co., Inc.	136	13,176
Ciena Corp.*	47	23,056
Cigna Group	157	43,282
Cincinnati Financial Corp.	92	17,033
Cintas Corp.	231	39,288
Circle Internet Group, Inc.*	34	2,129
Cisco Systems, Inc.	1,914	224,818
Citigroup, Inc.	805	112,668
Citizens Financial Group, Inc.	217	15,205
Cloudflare, Inc., Class A*	160	39,245
CME Group, Inc.	155	34,229
CMS Energy Corp.	199	15,224
Coca-Cola Co.	1,989	161,646
Cognizant Technology Solutions Corp., Class A	110	4,260
Coherent Corp.*	61	24,063
Coinbase Global, Inc., Class A*	131	19,151
Colgate-Palmolive Co.	419	38,414
Comcast Corp., Class A	1,806	44,337
Comfort Systems USA, Inc.	6	11,892
ConocoPhillips	563	58,529
Consolidated Edison, Inc.	125	13,829
Constellation Brands, Inc., Class A	49	6,815
Constellation Energy Corp.	147	36,510
Copart, Inc.*	628	17,703
CoreWeave, Inc., Class A*	106	10,551
Corning, Inc.	407	103,960
Corpay, Inc.*	44	14,664
Corteva, Inc.	388	32,860
CoStar Group, Inc.*	36	1,020
Costco Wholesale Corp.	209	195,513
Credo Technology Group Holding Ltd.*	62	16,861
CRH PLC	91	9,737
Crowdstrike Holdings, Inc., Class A*	116	88,524
Crown Castle, Inc.	256	19,387
CSX Corp.	957	45,486
Cummins, Inc.	62	44,219
Curtiss-Wright Corp.	14	10,609
CVS Health Corp.	606	62,691
Danaher Corp.	368	70,097
Darden Restaurants, Inc.	67	13,803
Datadog, Inc., Class A*	169	44,001
Deere & Co.	138	87,538
Dell Technologies, Inc., Class C	363	156,620
Investments	Shares	Value
Delta Air Lines, Inc.	279	$26,131
Devon Energy Corp.	432	17,850
Dexcom, Inc.*	204	13,739
Diamondback Energy, Inc.	108	18,984
Digital Realty Trust, Inc.	156	28,014
Dollar General Corp.	61	7,022
Dollar Tree, Inc.*	62	7,499
Dominion Energy, Inc.	456	31,140
DoorDash, Inc., Class A*	200	36,906
Dover Corp.	85	19,064
Dow, Inc.	178	4,870
DR Horton, Inc.	135	21,989
DraftKings, Inc., Class A*	346	8,740
DTE Energy Co.	112	17,065
Duke Energy Corp.	334	42,278
DuPont de Nemours, Inc.	62	8,410
Eaton Corp. PLC	79	33,663
eBay, Inc.	269	30,061
Ecolab, Inc.	157	43,742
Edison International	185	13,773
Edwards Lifesciences Corp.*	314	28,404
Elevance Health, Inc.	109	42,154
Eli Lilly & Co.	479	574,527
EMCOR Group, Inc.	12	9,959
Emerson Electric Co.	269	38,507
Entergy Corp.	233	26,762
EOG Resources, Inc.	302	39,178
EQT Corp.	284	15,100
Equifax, Inc.	25	3,968
Equinix, Inc.	45	46,908
Equity Residential	248	16,847
Essex Property Trust, Inc.	46	13,413
Estee Lauder Cos., Inc., Class A	166	13,106
Evergy, Inc.	93	8,038
Everpure, Inc., Class A*	62	4,885
Eversource Energy	207	14,960
Exelon Corp.	416	19,394
Expand Energy Corp.	92	8,389
Expedia Group, Inc.	47	12,026
Expeditors International of Washington, Inc.	62	10,105
Extra Space Storage, Inc.	121	17,581
Exxon Mobil Corp.	2,106	287,932
Fair Isaac Corp.*	15	17,922
Fastenal Co.	589	28,290
FedEx Corp.	103	32,252
Fedex Freight Holding Co., Inc.*	61	9,211
Ferguson Enterprises, Inc.	15	3,560
Fidelity National Financial, Inc.	215	10,139
Fidelity National Information Services, Inc.	154	5,988
Fifth Third Bancorp	331	18,658
First Citizens BancShares, Inc., Class A	8	16,646

See Notes to Financial Statements.

WisdomTree Trust    103

Schedule of Investments (continued) WisdomTree Efficient U.S. Plus International Equity Fund (NTSD) June 30, 2026
Investments	Shares	Value
First Solar, Inc.*	61	$14,394
FirstEnergy Corp.	174	8,272
Fiserv, Inc.*	176	8,633
Flex Ltd.*	124	20,097
Flutter Entertainment PLC*	79	8,071
Ford Motor Co.	1,583	22,004
Fortinet, Inc.*	360	55,303
Fortive Corp.	242	14,784
Fox Corp., Class A	123	6,416
Freeport-McMoRan, Inc.	677	42,577
FTAI Aviation Ltd.	31	8,386
Garmin Ltd.	12	2,850
Gartner, Inc.*	8	1,037
GE HealthCare Technologies, Inc.	122	7,809
GE Vernova, Inc.	122	143,333
Gen Digital, Inc.	483	12,022
General Dynamics Corp.	133	47,114
General Electric Co.	525	196,208
General Mills, Inc.	403	14,024
General Motors Co.	555	42,779
Genuine Parts Co.	26	3,067
Gilead Sciences, Inc.	558	70,498
Global Payments, Inc.	46	3,338
GoDaddy, Inc., Class A*	128	10,865
Goldman Sachs Group, Inc.	147	148,671
Guidewire Software, Inc.*	6	738
Halliburton Co.	276	9,370
Hartford Insurance Group, Inc.	115	15,240
HCA Healthcare, Inc.	114	44,447
HEICO Corp.	67	23,865
Hershey Co.	69	12,106
Hewlett Packard Enterprise Co.	587	26,480
Hilton Worldwide Holdings, Inc.	130	42,960
Home Depot, Inc.	440	155,179
Honeywell Aerospace, Inc.*	145	32,057
Honeywell International, Inc.	145	32,466
Howmet Aerospace, Inc.	216	58,074
HP, Inc.	613	13,449
Hubbell, Inc.	15	7,848
HubSpot, Inc.*	7	1,278
Humana, Inc.	62	24,628
Huntington Bancshares, Inc.	850	15,071
IDEXX Laboratories, Inc.*	44	23,163
Illinois Tool Works, Inc.	156	42,193
Illumina, Inc.*	62	10,901
Incyte Corp.*	92	10,429
Ingersoll Rand, Inc.	125	10,249
Insmed, Inc.*	28	2,985
Insulet Corp.*	6	914
Intel Corp.*	2,232	311,654
Interactive Brokers Group, Inc., Class A	62	5,396
Intercontinental Exchange, Inc.	227	27,946
Investments	Shares	Value
International Business Machines Corp.	411	$115,577
International Flavors & Fragrances, Inc.	159	12,596
International Paper Co.	155	5,905
Intuit, Inc.	106	27,666
Intuitive Surgical, Inc.*	178	70,787
Invitation Homes, Inc.	454	13,715
IonQ, Inc.*	124	6,604
IQVIA Holdings, Inc.*	99	19,129
Iron Mountain, Inc.	154	19,452
Jabil, Inc.	41	15,805
Jacobs Solutions, Inc.	18	2,268
JB Hunt Transport Services, Inc.	61	17,655
Johnson & Johnson	1,118	283,938
Johnson Controls International PLC	108	15,780
JPMorgan Chase & Co.	1,334	436,658
Kenvue, Inc.	836	15,976
Keurig Dr. Pepper, Inc.	650	21,275
KeyCorp	550	12,677
Keysight Technologies, Inc.*	83	29,056
Kimberly-Clark Corp.	192	21,076
Kinder Morgan, Inc.	1,167	37,309
KKR & Co., Inc.	362	33,224
KLA Corp.	610	184,043
Kraft Heinz Co.	714	16,865
Kroger Co.	285	15,826
L3Harris Technologies, Inc.	70	20,341
Labcorp Holdings, Inc.	21	5,880
Lam Research Corp.	604	261,731
Las Vegas Sands Corp.	266	12,287
Leidos Holdings, Inc.	19	1,956
Lennar Corp., Class A	82	7,420
Lennox International, Inc.	25	14,324
Liberty Media Corp.-Liberty Formula One, Class C*	170	16,174
Linde PLC	99	51,375
Live Nation Entertainment, Inc.*	128	23,438
Lockheed Martin Corp.	105	53,493
Loews Corp.	66	7,472
Lowe’s Cos., Inc.	231	50,933
LPL Financial Holdings, Inc.	19	5,352
Lululemon Athletica, Inc.*	4	457
Lumentum Holdings, Inc.*	23	19,735
LyondellBasell Industries NV, Class A	6	316
M&T Bank Corp.	92	21,897
Marathon Petroleum Corp.	167	42,697
Markel Group, Inc.*	6	11,718
Marriott International, Inc., Class A	144	53,365
Marsh & McLennan Cos., Inc.	215	35,834
Martin Marietta Materials, Inc.	25	14,418
Marvell Technology, Inc.	426	126,901
MasTec, Inc.*	31	12,898
Mastercard, Inc., Class A	454	233,174
McCormick & Co., Inc., Non-Voting Shares	28	1,412

See Notes to Financial Statements.

104    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Efficient U.S. Plus International Equity Fund (NTSD) June 30, 2026
Investments	Shares	Value
McDonald’s Corp.	305	$82,445
McKesson Corp.	68	51,381
Medpace Holdings, Inc.*	12	6,355
Medtronic PLC	291	22,765
Merck & Co., Inc.	1,186	152,401
Meta Platforms, Inc., Class A	1,200	675,948
MetLife, Inc.	361	30,544
Mettler-Toledo International, Inc.*	13	16,608
Microchip Technology, Inc.	241	21,979
Micron Technology, Inc.	525	606,002
Microsoft Corp.	3,610	1,346,602
Mid-America Apartment Communities, Inc.	82	11,393
Mondelez International, Inc., Class A	722	41,760
MongoDB, Inc.*	37	12,428
Monolithic Power Systems, Inc.	20	27,647
Monster Beverage Corp.*	494	47,483
Moody’s Corp.	82	37,139
Morgan Stanley	744	155,526
Motorola Solutions, Inc.	68	28,240
MSCI, Inc.	46	25,762
Nasdaq, Inc.	229	18,050
Natera, Inc.*	31	8,415
NetApp, Inc.	87	13,464
Netflix, Inc.*	2,336	166,790
Newmont Corp.	486	45,392
NextEra Energy, Inc.	932	81,802
NIKE, Inc., Class B	799	32,799
NiSource, Inc.	177	8,416
Northern Trust Corp.	116	20,165
Northrop Grumman Corp.	60	30,559
NRG Energy, Inc.	13	1,899
Nucor Corp.	108	24,057
nVent Electric PLC	62	10,516
NVIDIA Corp.	12,176	2,436,296
NVR, Inc.*	2	13,627
Occidental Petroleum Corp.	318	15,445
Old Dominion Freight Line, Inc.	98	21,227
ON Semiconductor Corp.*	206	19,475
ONEOK, Inc.	321	27,908
Oracle Corp.	1,176	172,343
O’Reilly Automotive, Inc.*	477	43,927
Otis Worldwide Corp.	123	8,807
PACCAR, Inc.	193	23,183
Packaging Corp. of America	52	12,391
Palantir Technologies, Inc., Class A*	1,064	124,137
Palo Alto Networks, Inc.*	310	105,716
Paramount Skydance Corp., Class B	163	1,607
Parker-Hannifin Corp.	56	54,775
Paychex, Inc.	216	21,239
PayPal Holdings, Inc.	379	16,365
Pentair PLC	6	460
PepsiCo, Inc.	620	83,948
Investments	Shares	Value
Pfizer, Inc.	2,443	$58,827
PG&E Corp.	862	14,499
Philip Morris International, Inc.	753	136,225
Phillips 66	231	39,051
Pinterest, Inc., Class A*	551	11,588
PNC Financial Services Group, Inc.	185	45,551
PPG Industries, Inc.	124	15,040
PPL Corp.	232	8,433
Principal Financial Group, Inc.	124	13,365
Procter & Gamble Co.	1,172	171,862
Progressive Corp.	313	68,375
Prologis, Inc.	443	60,013
Prudential Financial, Inc.	194	20,938
PTC, Inc.*	14	1,591
Public Service Enterprise Group, Inc.	299	24,267
Public Storage	92	29,285
PulteGroup, Inc.	135	18,523
Qnity Electronics, Inc.	114	18,617
Qualcomm, Inc.	481	88,884
Quanta Services, Inc.	71	51,123
Quest Diagnostics, Inc.	28	5,935
Raymond James Financial, Inc.	123	18,700
Realty Income Corp.	247	15,304
Reddit, Inc., Class A*	61	10,588
Regeneron Pharmaceuticals, Inc.	45	28,059
Regions Financial Corp.	565	17,063
Republic Services, Inc.	171	36,437
ResMed, Inc.	40	7,795
Rivian Automotive, Inc., Class A*	205	3,557
Robinhood Markets, Inc., Class A*	124	12,435
ROBLOX Corp., Class A*	183	9,952
Rocket Cos., Inc., Class A*	132	2,079
Rocket Lab Corp.*	165	16,772
Rockwell Automation, Inc.	54	26,734
Rollins, Inc.	121	5,051
Roper Technologies, Inc.	36	12,182
Ross Stores, Inc.	145	30,863
Royal Caribbean Cruises Ltd.	48	15,241
Royal Gold, Inc.	6	1,198
RTX Corp.	670	127,119
S&P Global, Inc.	133	54,166
Salesforce, Inc.	458	71,750
Sandisk Corp.*	47	106,865
SBA Communications Corp.	24	4,235
Seagate Technology Holdings PLC	35	33,775
Sempra	249	23,085
ServiceNow, Inc.*	419	41,598
Sherwin-Williams Co.	138	47,516
Simon Property Group, Inc.	158	35,337
SLB Ltd.	162	7,531
Smurfit Westrock PLC	93	4,302
Snap-on, Inc.	33	13,279

See Notes to Financial Statements.

WisdomTree Trust    105

Schedule of Investments (continued) WisdomTree Efficient U.S. Plus International Equity Fund (NTSD) June 30, 2026
Investments	Shares	Value
Snowflake, Inc.*	189	$48,101
SoFi Technologies, Inc.*	84	1,506
Somnigroup International, Inc.	24	1,882
Southern Co.	581	55,608
Southwest Airlines Co.	248	12,752
SS&C Technologies Holdings, Inc.	184	11,417
Starbucks Corp.	591	60,394
State Street Corp.	151	25,610
Steel Dynamics, Inc.	57	13,079
STERIS PLC	5	1,053
Strategy, Inc.*	7	609
Stryker Corp.	170	53,523
Sun Communities, Inc.	4	480
Super Micro Computer, Inc.*	248	7,274
Synchrony Financial	151	11,484
Synopsys, Inc.*	95	42,377
Sysco Corp.	247	20,644
T Rowe Price Group, Inc.	144	16,371
Take-Two Interactive Software, Inc.*	100	24,998
Talen Energy Corp.*	19	7,301
Tapestry, Inc.	62	9,076
Targa Resources Corp.	115	30,836
Target Corp.	244	31,869
Teledyne Technologies, Inc.*	13	8,670
Tenet Healthcare Corp.*	40	7,483
Teradyne, Inc.	62	29,998
Tesla, Inc.*	1,424	598,934
Texas Instruments, Inc.	408	121,613
Texas Pacific Land Corp.	21	9,190
Thermo Fisher Scientific, Inc.	172	86,234
TJX Cos., Inc.	552	83,628
TKO Group Holdings, Inc.	39	7,851
T-Mobile U.S., Inc.	598	100,303
Toast, Inc., Class A*	30	835
Tractor Supply Co.	79	2,497
Trade Desk, Inc., Class A*	70	1,266
Trane Technologies PLC	50	24,558
TransDigm Group, Inc.	29	38,629
TransUnion	8	577
Travelers Cos., Inc.	123	40,605
Trimble, Inc.*	3	154
Truist Financial Corp.	694	34,575
Twilio, Inc., Class A*	98	20,220
Tyler Technologies, Inc.*	3	877
Tyson Foods, Inc., Class A	73	4,179
U.S. Bancorp	765	46,206
U.S. Foods Holding Corp.*	62	6,340
Uber Technologies, Inc.*	966	69,707
Ubiquiti, Inc.	13	6,942
Ulta Beauty, Inc.*	9	4,059
Union Pacific Corp.	254	69,088
United Airlines Holdings, Inc.*	155	21,078
Investments	Shares	Value
United Parcel Service, Inc., Class B	409	$43,967
United Rentals, Inc.	33	37,385
United Therapeutics Corp.*	10	5,418
UnitedHealth Group, Inc.	423	175,811
Unity Software, Inc.*	155	4,430
Valero Energy Corp.	179	46,619
Veeva Systems, Inc., Class A*	95	16,860
Ventas, Inc.	204	18,115
Veralto Corp.	174	15,430
VeriSign, Inc.	29	7,295
Verisk Analytics, Inc.	92	16,517
Verizon Communications, Inc.	1,856	78,583
Versant Media Group, Inc.	185	6,662
Versigent PLC*	31	1,302
Vertex Pharmaceuticals, Inc.*	123	61,098
Vertiv Holdings Co., Class A	173	57,924
VICI Properties, Inc.	309	8,204
Visa, Inc., Class A	985	337,944
Vistra Corp.	185	29,347
Vulcan Materials Co.	62	18,291
Walmart, Inc.	3,781	428,236
Walt Disney Co.	926	89,128
Waste Connections, Inc.	76	12,668
Waste Management, Inc.	213	47,473
Waters Corp.*	52	19,502
WEC Energy Group, Inc.	130	15,180
Wells Fargo & Co.	1,642	135,695
Welltower, Inc.	266	60,374
West Pharmaceutical Services, Inc.	31	11,129
Western Digital Corp.	147	93,892
Westinghouse Air Brake Technologies Corp.	92	24,803
Weyerhaeuser Co.	437	10,462
Williams Cos., Inc.	631	46,909
Williams-Sonoma, Inc.	62	14,452
Willis Towers Watson PLC	7	1,830
Woodward, Inc.	19	8,083
Workday, Inc., Class A*	156	19,098
WR Berkley Corp.	216	15,234
WW Grainger, Inc.	26	35,370
Xcel Energy, Inc.	242	19,433
XPO, Inc.*	4	821
Xylem, Inc.	67	7,920
Yum! Brands, Inc.	102	16,306
Zillow Group, Inc., Class C*	184	5,800
Zimmer Biomet Holdings, Inc.	146	12,569
Zoetis, Inc.	156	11,210
Zoom Communications, Inc., Class A*	182	15,708
Zscaler, Inc.*	109	15,385
Total United States		32,153,918
TOTAL COMMON STOCKS (Cost: $30,343,782)		32,223,400

See Notes to Financial Statements.

106    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree Efficient U.S. Plus International Equity Fund (NTSD) June 30, 2026
Investments	Shares	Value
MUTUAL FUND – 6.0%
United States – 6.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(a) (Cost: $2,140,938)	2,140,938	$2,140,938
TOTAL INVESTMENTS IN SECURITIES – 96.4% (Cost: $32,484,720)		34,364,338
Other Assets less Liabilities – 3.6%		1,299,074
NET ASSETS – 100.0%		$35,663,412

*     Non-income producing security.

(a)   Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CAD	Canadian dollar
EUR	Euro
GBP	British pound
JPY	Japanese yen

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Euro Stoxx 50 Index	65	9/18/26	$4,723,430^	$33,624
FTSE 100 IDX	10	9/18/26	1,399,120^	(4,476)
MSCI EAFE	65	9/18/26	10,222,225	(79,708)
S&P TSX 60 Index	4	9/18/26	1,159,161^	684
SPI 200	6	9/18/26	912,002^	(15,394)
TOPIX INDX	8	9/11/26	1,970,404^	64,985
			$20,386,342	$(285)

^     Notional value has been converted to USD using the relevant foreign exchange rate as of June 30, 2026.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$32,223,400	$—	$—	$32,223,400
Mutual Fund	—	2,140,938	—	2,140,938
Total Investments in Securities	$32,223,400	$2,140,938	$—	$34,364,338
Financial Derivative Instruments
Futures Contracts[1]	$99,293	$—	$—	$99,293
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(99,578)	$—	$—	$(99,578)
Total – Net	$32,223,115	$2,140,938	$—	$34,364,053

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    107

Schedule of Investments WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 88.3%
Brazil – 1.9%
Ambev SA	29,333	$92,318
Axia Energia SA	4,003	42,057
B3 SA – Brasil Bolsa Balcao	40,888	114,781
Banco do Brasil SA	4,424	17,018
Banco Santander Brasil SA	3,359	17,392
BB Seguridade Participacoes SA	773	5,850
Cosan SA*	2,612	1,867
Equatorial SA	6,702	50,421
Grupo Casas Bahia SA*	363	78
Hapvida Participacoes & Investimentos SA*(a)	479	945
Klabin SA	7,448	24,088
Localiza Rent a Car SA	3,998	32,086
Lojas Renner SA	7,150	20,389
Magazine Luiza SA	542	490
Motiva Infraestrutura de Mobilidade SA	9,281	26,215
Natura Cosmeticos SA*	6,933	11,694
Raia Drogasil SA	7,247	23,536
Rumo SA	8,870	23,015
Sitios Latinoamerica SAB de CV*	31,426	9,010
Suzano SA	4,789	36,778
Telefonica Brasil SA	6,660	43,684
Vale SA	23,733	357,099
Vibra Energia SA	6,151	35,521
WEG SA	10,903	98,815
Total Brazil		1,085,147
Chile – 0.4%
Banco de Chile	286,432	56,069
Banco de Credito & Inversiones SA	504	33,106
Banco Santander Chile	374,670	30,677
Cencosud SA	10,424	24,079
Empresas CMPC SA	2,845	3,166
Empresas Copec SA	3,025	18,867
Enel Americas SA	268,216	24,026
Falabella SA	4,349	27,148
Total Chile		217,138
China – 15.8%
AAC Technologies Holdings, Inc.	2,000	10,889
Agricultural Bank of China Ltd., Class H	185,000	125,975
Airtac International Group	1,000	41,907
Alibaba Group Holding Ltd.	81,600	966,145
Alibaba Health Information Technology Ltd., Class T*(b)	12,000	4,713
Anhui Conch Cement Co. Ltd., Class H	4,000	8,554
ANTA Sports Products Ltd.	6,400	57,985
Baidu, Inc., ADR*(b)	1,513	172,921
Bank of China Ltd., Class H	456,000	290,159
Bank of Communications Co. Ltd., Class H	71,000	61,022
Investments	Shares	Value
Bilibili, Inc., ADR*(b)	1,021	$17,388
BYD Co. Ltd., Class H	15,000	138,580
BYD Electronic International Co. Ltd.(b)	4,000	10,671
China Conch Venture Holdings Ltd.	10,500	14,568
China Construction Bank Corp., Class H	549,000	564,958
China Everbright Bank Co. Ltd., Class H	53,000	19,802
China International Capital Corp. Ltd., Class H(a)	8,800	23,565
China Life Insurance Co. Ltd., Class H	43,000	146,184
China Longyuan Power Group Corp. Ltd., Class H	17,000	10,839
China Mengniu Dairy Co. Ltd.	13,000	26,673
China Merchants Bank Co. Ltd., Class H	27,000	154,659
China Minsheng Banking Corp. Ltd., Class H	59,000	23,624
China Overseas Land & Investment Ltd.	24,000	36,909
China Pacific Insurance Group Co. Ltd., Class H	19,800	67,868
China Petroleum & Chemical Corp., Class H	150,000	76,511
China Resources Beer Holdings Co. Ltd.	7,000	18,995
China Resources Gas Group Ltd.	6,000	11,216
China Resources Land Ltd.	22,500	86,074
China Shenhua Energy Co. Ltd., Class H	21,500	109,994
China Taiping Insurance Holdings Co. Ltd.	11,000	25,277
China Tower Corp. Ltd., Class H(a)	26,600	29,883
China Vanke Co. Ltd., Class H*	4,600	1,244
China Yangtze Power Co. Ltd., Class A	8,900	34,706
CITIC Ltd.	41,000	55,471
CITIC Securities Co. Ltd., Class H	19,000	66,046
CMOC Group Ltd., Class H	21,000	40,650
Contemporary Amperex Technology Co. Ltd., Class A	1,440	83,373
COSCO SHIPPING Holdings Co. Ltd., Class H	25,800	42,802
Country Garden Services Holdings Co. Ltd.	4,000	2,479
CSPC Pharmaceutical Group Ltd.	50,000	44,440
Daqo New Energy Corp., ADR*	428	5,731
ENN Energy Holdings Ltd.	3,400	17,542
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,708	13,229
Fosun International Ltd.*	21,500	10,912
Fuyao Glass Industry Group Co. Ltd., Class H(a)	3,200	20,892
GDS Holdings Ltd., ADR*(b)	595	17,868
Geely Automobile Holdings Ltd.	33,000	70,948
GF Securities Co. Ltd., Class H	11,400	24,698
Great Wall Motor Co. Ltd., Class H	19,500	21,907
Guangdong Investment Ltd.	4,000	3,958
H World Group Ltd., ADR	1,058	44,140
Haier Smart Home Co. Ltd., Class H	15,400	39,236
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	800	3,546
Hansoh Pharmaceutical Group Co. Ltd.(a)	4,000	15,108
Hua Hong Grace Semiconductor Ltd., Class H*(a)	1,000	27,442
Huatai Securities Co. Ltd., Class H(a)	14,200	30,240
Industrial & Commercial Bank of China Ltd., Class H	364,000	298,458
Innovent Biologics, Inc.*(a)	4,000	40,602
iQIYI, Inc., ADR*	1,687	1,754

See Notes to Financial Statements.

108    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2026
Investments	Shares	Value
JD Health International, Inc.*	2,450	$10,260
JD.com, Inc., ADR(b)	4,987	127,069
JD.com, Inc., Class A	938	11,871
JOYY, Inc., ADR	382	25,208
KE Holdings, Inc., ADR(b)	216	3,138
Kingdee International Software Group Co. Ltd.*	17,000	12,833
Kingsoft Corp. Ltd.	1,400	3,960
Kweichow Moutai Co. Ltd., Class A	400	69,858
Lenovo Group Ltd.	48,000	140,902
Li Auto, Inc., ADR*	1,070	12,562
Li Ning Co. Ltd.	3,500	6,570
Longfor Group Holdings Ltd.(a)(b)	500	381
LONGi Green Energy Technology Co. Ltd., Class A*	5,172	9,997
Luzhou Laojiao Co. Ltd., Class A	600	6,852
Meituan, Class B*(a)	22,420	195,838
Minth Group Ltd.*	2,100	7,075
NetEase, Inc., ADR	2,355	301,770
New China Life Insurance Co. Ltd., Class H	6,400	37,558
New Oriental Education & Technology Group, Inc., ADR	766	35,167
NIO, Inc., ADR*(b)	6,108	30,906
PDD Holdings, Inc., ADR*	2,204	168,121
People’s Insurance Co. Group of China Ltd., Class H	56,000	33,491
PetroChina Co. Ltd., Class H	132,000	142,738
PICC Property & Casualty Co. Ltd., Class H	42,000	76,694
Ping An Bank Co. Ltd., Class A	12,200	18,063
Ping An Healthcare & Technology Co. Ltd.*(a)	3,200	2,848
Ping An Insurance Group Co. of China Ltd., Class H	36,500	237,607
Postal Savings Bank of China Co. Ltd., Class H(a)	66,000	38,462
SF Holding Co. Ltd., Class A	2,700	12,434
Shenzhou International Group Holdings Ltd.	4,300	21,582
Silergy Corp.	1,000	18,772
Sino Biopharmaceutical Ltd.	66,000	37,115
Smoore International Holdings Ltd.(a)	3,000	2,686
Sunny Optical Technology Group Co. Ltd.	4,000	31,114
TAL Education Group, ADR*	1,713	16,393
Tencent Holdings Ltd.	30,900	1,693,539
Tencent Music Entertainment Group, ADR(b)	2,289	19,113
Trip.com Group Ltd., ADR*(b)	2,728	108,684
Vipshop Holdings Ltd., ADR	1,443	19,134
Want Want China Holdings Ltd.	39,000	16,859
Weibo Corp., ADR(b)	643	4,668
Weichai Power Co. Ltd., Class H	13,000	56,529
Wharf Holdings Ltd.	7,000	16,156
Wuliangye Yibin Co. Ltd., Class A	1,700	18,533
WuXi AppTec Co. Ltd., Class H(a)	2,940	57,622
Wuxi Biologics Cayman, Inc.*(a)	18,000	79,418
Xiaomi Corp., Class B*(a)	81,000	223,518
Xinyi Solar Holdings Ltd.(b)	18,375	4,827
XPeng, Inc., ADR*(b)	771	10,208
Yum China Holdings, Inc.	2,290	93,592
Investments	Shares	Value
Zai Lab Ltd., ADR*(b)	425	$8,075
Zijin Mining Group Co. Ltd., Class H	40,000	139,759
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	18,000	15,838
ZTE Corp., Class H(b)	8,600	25,048
ZTO Express Cayman, Inc., ADR	2,490	55,726
Total China		9,008,671
Czech Republic – 0.1%
CEZ AS	1,082	63,312
Hungary – 0.5%
MOL Hungarian Oil & Gas PLC*	3,014	35,822
OTP Bank Nyrt	1,384	204,279
Richter Gedeon Nyrt	1,039	40,216
Total Hungary		280,317
India – 7.8%
Adani Green Energy Ltd.*	2,247	35,422
Adani Ports & Special Economic Zone Ltd.	3,142	60,086
Ambuja Cements Ltd.	4,947	22,046
Apollo Hospitals Enterprise Ltd.	614	56,315
Asian Paints Ltd.	2,041	56,830
Aurobindo Pharma Ltd.	2,031	33,873
Avenue Supermarts Ltd.*(a)	904	41,836
Axis Bank Ltd.	12,411	176,439
Bajaj Auto Ltd.	168	17,244
Bajaj Finance Ltd.	14,136	150,046
Bajaj Finserv Ltd.	1,803	33,908
Bandhan Bank Ltd.(a)	3,403	7,340
Bharti Airtel Ltd.	12,866	251,724
Britannia Industries Ltd.	618	33,600
Cipla Ltd.	2,466	38,176
Divi’s Laboratories Ltd.	781	54,281
Dr. Reddy’s Laboratories Ltd.	3,647	52,286
Eicher Motors Ltd.	410	30,638
GAIL India Ltd.	16,386	30,027
Godrej Consumer Products Ltd.	2,965	31,636
Grasim Industries Ltd.	2,129	69,723
HCL Technologies Ltd.	6,028	68,254
HDFC Life Insurance Co. Ltd.(a)	4,482	27,266
Hero MotoCorp Ltd.	171	8,661
Hindalco Industries Ltd.	8,864	89,578
Hindustan Unilever Ltd.	4,662	104,323
ICICI Bank Ltd.	27,607	401,074
ICICI Lombard General Insurance Co. Ltd.(a)	1,273	23,423
Info Edge India Ltd.	525	5,424
Infosys Ltd.	18,599	196,563
ITC Ltd.	17,542	53,177
JSW Steel Ltd.	5,192	67,268
Kotak Mahindra Bank Ltd.	15,212	63,036

See Notes to Financial Statements.

WisdomTree Trust    109

Schedule of Investments (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2026
Investments	Shares	Value
Larsen & Toubro Ltd.	3,741	$163,751
Lupin Ltd.	1,478	37,770
Mahindra & Mahindra Ltd.	4,779	154,933
Marico Ltd.	3,103	27,413
Maruti Suzuki India Ltd.	806	120,186
Nestle India Ltd.	1,250	18,556
NTPC Ltd.	24,017	90,490
Oil & Natural Gas Corp. Ltd.	15,661	38,864
Pidilite Industries Ltd.	2,081	35,014
Power Grid Corp. of India Ltd.	22,299	67,444
Reliance Industries Ltd.	30,590	418,138
Samvardhana Motherson International Ltd.	21,578	33,763
SBI Life Insurance Co. Ltd.(a)	2,079	38,780
Shriram Finance Ltd.	5,470	60,222
State Bank of India	9,253	100,381
Sun Pharmaceutical Industries Ltd.	4,702	92,516
Tata Consultancy Services Ltd.	5,043	108,229
Tata Consumer Products Ltd.	3,718	42,247
Tata Motors Passenger Vehicles Limited	10,391	38,662
Tata Steel Ltd.	39,747	78,966
Tech Mahindra Ltd.	4,288	63,632
Titan Co. Ltd.	2,051	95,423
UltraTech Cement Ltd.	659	78,342
UPL Ltd.	3,135	18,918
Vedanta Ltd.	10,352	30,703
Wipro Ltd.	14,258	25,665
Total India		4,470,531
Indonesia – 0.6%
Astra International Tbk. PT	139,000	35,139
Bank Central Asia Tbk. PT	335,900	104,264
Bank Mandiri Persero Tbk. PT	254,000	54,692
Bank Negara Indonesia Persero Tbk. PT	20,100	3,552
Bank Rakyat Indonesia Persero Tbk. PT	387,300	59,135
Charoen Pokphand Indonesia Tbk. PT	71,600	13,615
Telkom Indonesia Persero Tbk. PT	325,400	42,768
Unilever Indonesia Tbk. PT	49,300	4,977
Total Indonesia		318,142
Kazakhstan – 0.0%
Solidcore Resources PLC*	2,011	16,289
Luxembourg – 0.1%
Reinet Investments SCA	1,152	31,869
Malaysia – 0.7%
CIMB Group Holdings Bhd.	47,843	86,945
Dialog Group Bhd.	26,400	12,043
Hartalega Holdings Bhd.	12,000	2,913
Hong Leong Bank Bhd.	4,500	23,617
IHH Healthcare Bhd.	14,000	28,841
Malayan Banking Bhd.	9,150	24,191
Investments	Shares	Value
Petronas Chemicals Group Bhd.	14,800	$14,700
Petronas Gas Bhd.	7,700	33,009
Press Metal Aluminium Holdings Bhd.	22,800	42,944
Public Bank Bhd.	91,900	108,184
Tenaga Nasional Bhd.	12,400	43,427
Top Glove Corp. Bhd.	34,500	5,796
Total Malaysia		426,610
Mexico – 2.1%
America Movil SAB de CV, Series B	214,164	277,606
Cemex SAB de CV, Series CPO	101,707	122,232
Fibra Uno Administracion SA de CV	18,153	31,135
Fomento Economico Mexicano SAB de CV	12,256	156,376
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,451	62,035
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,436	43,910
Grupo Bimbo SAB de CV, Series A	9,464	30,953
Grupo Financiero Banorte SAB de CV, Class O	15,562	164,377
Grupo Mexico SAB de CV, Series B	19,666	223,111
Grupo Televisa SAB, Series CPO*	9,610	5,263
Ollamani SAB*	1,488	6,931
Wal-Mart de Mexico SAB de CV	29,922	87,966
Total Mexico		1,211,895
Philippines – 0.2%
Ayala Corp.	2,200	14,985
Ayala Land, Inc.	49,400	11,913
Bank of the Philippine Islands	13,657	21,363
BDO Unibank, Inc.	14,758	28,496
JG Summit Holdings, Inc.	9,030	3,899
SM Investments Corp.	780	7,499
SM Prime Holdings, Inc.	39,300	11,591
Total Philippines		99,746
Poland – 0.8%
Allegro.eu SA*(a)	1,875	18,863
Bank Polska Kasa Opieki SA	1,151	70,061
CD Projekt SA*	418	24,954
Dino Polska SA*(a)	2,686	20,294
KGHM Polska Miedz SA	864	76,140
ORLEN SA	1,813	61,063
Powszechna Kasa Oszczednosci Bank Polski SA	5,097	139,858
Powszechny Zaklad Ubezpieczen SA	3,066	53,525
Total Poland		464,758
Russia – 0.0%
Gazprom PJSC*^	99,020	0
GMK Norilskiy Nickel PAO, ADR*^	8	0
GMK Norilskiy Nickel PAO*^	36,700	0
LUKOIL PJSC*^	2,998	0
Magnit PJSC*^	903	0
Novatek PJSC*^	6,960	0
Novolipetsk Steel PJSC*^	12,900	0
Polyus PJSC*^	3,260	0

See Notes to Financial Statements.

110    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2026
Investments	Shares	Value
Rosneft Oil Co. PJSC*^	3,254	$0
Rosneft Oil Co. PJSC, GDR*^	1,340	0
Severstal PAO, GDR*^(c)	2,080	0
Surgutneftegas PAO*^	112,960	0
Tatneft PJSC*^	12,210	0
TCS Group Holding PLC, GDR*^(c)	430	0
X5 Retail Group NV, GDR*^(c)	1,673	0
Total Russia		0
South Africa – 3.9%
Absa Group Ltd.	4,420	61,465
Aspen Pharmacare Holdings Ltd.	2,486	23,795
Bid Corp. Ltd.	1,945	52,998
Bidvest Group Ltd.	2,247	32,830
Capitec Bank Holdings Ltd.	425	123,173
Clicks Group Ltd.	1,469	20,388
Discovery Ltd.	2,470	39,820
E Media Holdings Ltd.	1,639	179
Exxaro Resources Ltd.	1,600	19,815
FirstRand Ltd.	27,917	165,662
Gold Fields Ltd.	5,371	180,546
Growthpoint Properties Ltd.	18,248	19,205
Impala Platinum Holdings Ltd.	4,907	51,495
Mr. Price Group Ltd.	2,072	22,728
MTN Group Ltd.	10,815	150,354
Naspers Ltd., Class N	13,693	685,586
Nedbank Group Ltd.	2,563	42,214
Northam Platinum Holdings Ltd.	2,342	33,710
Old Mutual Ltd.	29,365	24,044
Remgro Ltd.	3,908	46,972
Sanlam Ltd.	10,326	55,587
Sasol Ltd.*	2,582	25,467
Shoprite Holdings Ltd.	3,610	64,976
Sibanye Stillwater Ltd.	16,576	35,215
Standard Bank Group Ltd.	7,959	156,883
Valterra Platinum Ltd.	267	18,024
Vodacom Group Ltd.	3,406	31,539
Woolworths Holdings Ltd.	8,268	25,399
Total South Africa		2,210,069
South Korea – 24.8%
Amorepacific Corp.	162	11,052
Celltrion, Inc.*	782	87,472
CJ CheilJedang Corp.	20	2,389
Coway Co. Ltd.	312	18,185
E-MART, Inc.	75	3,989
Hana Financial Group, Inc.	1,528	113,024
Hankook Tire & Technology Co. Ltd.	460	18,379
Hanon Systems*	492	1,218
Hanwha Galleria Corp.*	2,058	2,823
Hanwha Solutions Corp.*	581	12,732
Investments	Shares	Value
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	217	$49,022
HLB, Inc.*	570	19,131
Hyundai Engineering & Construction Co. Ltd.	417	30,737
Hyundai Glovis Co. Ltd.	200	23,637
Hyundai Motor Co.	924	295,217
Hyundai Steel Co.	417	7,563
Kakao Corp.	237	5,285
KB Financial Group, Inc.	2,017	206,999
Kia Corp.	1,374	122,386
Korea Electric Power Corp.	1,309	31,261
Korea Investment Holdings Co. Ltd.	215	30,669
Korea Zinc Co. Ltd.	43	29,975
Korean Air Lines Co. Ltd.	477	8,482
KT&G Corp.	580	63,529
Kumho Petrochemical Co. Ltd.	95	6,947
LG Chem Ltd.	244	44,097
LG Display Co. Ltd.*	2,104	15,658
LG Electronics, Inc.	564	73,899
LG H&H Co. Ltd.	24	3,555
Lotte Chemical Corp.	56	2,313
NAVER Corp.	620	79,636
NC Corp.	69	11,468
Orion Corp.	89	7,577
POSCO Future M Co. Ltd.	154	17,455
POSCO Holdings, Inc.	379	77,547
Samsung Biologics Co. Ltd.*(a)	48	43,096
Samsung Electro-Mechanics Co. Ltd.	327	460,962
Samsung Electronics Co. Ltd.	29,353	6,327,956
Samsung Fire & Marine Insurance Co. Ltd.	158	63,025
Samsung Heavy Industries Co. Ltd.*	2,394	36,004
Samsung Life Insurance Co. Ltd.	363	93,954
Samsung SDI Co. Ltd.*	297	93,358
Samsung SDS Co. Ltd.	192	23,645
Shinhan Financial Group Co. Ltd.	2,130	131,707
SK hynix, Inc.	2,860	4,891,887
SK Innovation Co. Ltd.*	281	17,212
SK Square Co. Ltd.*	250	273,833
SK Telecom Co. Ltd.	528	30,127
SK, Inc.	192	103,355
S-Oil Corp.	179	12,293
Woori Financial Group, Inc.	2,787	52,167
Yuhan Corp.	248	11,237
Total South Korea		14,201,126
Taiwan – 26.8%
Accton Technology Corp.	2,000	156,640
Acer, Inc.	23,000	23,898
Advantech Co. Ltd.	3,299	50,951
ASE Technology Holding Co. Ltd.	19,000	405,569
Asia Cement Corp.	19,000	20,875
Asustek Computer, Inc.*	3,000	65,921
See Notes to Financial Statements.

WisdomTree Trust    111

Schedule of Investments (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2026
Investments	Shares	Value
AUO Corp.*	46,800	$48,039
Cathay Financial Holding Co. Ltd.	43,468	134,130
Chang Hwa Commercial Bank Ltd.	31,269	23,557
Cheng Shin Rubber Industry Co. Ltd.	6,000	5,641
China Steel Corp.	72,000	42,490
Chunghwa Telecom Co. Ltd.	23,000	102,161
Compal Electronics, Inc.	43,000	47,648
CTBC Financial Holding Co. Ltd.	93,000	207,273
Delta Electronics, Inc.	9,000	550,908
E.Sun Financial Holding Co. Ltd.(b)	73,709	79,710
Evergreen Marine Corp. Taiwan Ltd.	3,600	20,850
Far EasTone Telecommunications Co. Ltd.	15,000	49,440
First Financial Holding Co. Ltd.	64,441	66,248
Formosa Chemicals & Fibre Corp.	21,000	35,993
Formosa Petrochemical Corp.	5,000	8,648
Formosa Plastics Corp.	20,000	34,216
Fubon Financial Holding Co. Ltd.	47,068	191,336
Giant Manufacturing Co. Ltd.	2,036	5,030
Hiwin Technologies Corp.	1,000	10,202
Hon Hai Precision Industry Co. Ltd.	67,000	527,899
Hotai Motor Co. Ltd.	2,060	30,102
Hua Nan Financial Holdings Co. Ltd.	49,455	58,992
Innolux Corp.	39,471	85,121
KGI Financial Holding Co. Ltd.	88,680	79,893
Lite-On Technology Corp., ADR	15,000	104,531
MediaTek, Inc.	7,000	932,777
Mega Financial Holding Co. Ltd.	54,934	79,496
Nan Ya Plastics Corp.	27,000	141,117
Nanya Technology Corp.*	6,000	85,226
Novatek Microelectronics Corp.	3,000	50,382
Powertech Technology, Inc.	3,000	31,783
President Chain Store Corp.	4,000	28,001
Quanta Computer, Inc.*(b)	17,000	196,381
SinoPac Financial Holdings Co. Ltd.	81,810	102,466
Taiwan Cooperative Financial Holding Co. Ltd.	69,545	54,249
Taiwan Mobile Co. Ltd.	6,000	21,942
Taiwan Semiconductor Manufacturing Co. Ltd.	122,000	9,229,514
TCC Group Holdings Co. Ltd.	28,997	21,891
TS Financial Holding Co. Ltd.	76,334	79,673
Unimicron Technology Corp.	6,135	206,063
Uni-President Enterprises Corp.	30,000	70,158
United Microelectronics Corp.*	70,000	361,465
Vanguard International Semiconductor Corp.	3,000	20,341
Winbond Electronics Corp.	20,809	135,541
Wistron Corp.*	13,000	64,681
Yuanta Financial Holding Co. Ltd.	71,116	146,668
Total Taiwan		15,333,727
Thailand – 1.5%
Advanced Info Service PCL, NVDR	7,800	86,170
Airports of Thailand PCL, NVDR	26,100	50,479
Investments	Shares	Value
Bangkok Dusit Medical Services PCL, NVDR	51,400	$29,862
Central Pattana PCL, NVDR	24,500	49,412
Charoen Pokphand Foods PCL, NVDR	28,700	16,933
CP ALL PCL, NVDR	29,100	40,951
Delta Electronics Thailand PCL, NVDR	21,300	208,380
Energy Absolute PCL, NVDR*	14,500	1,266
Gulf Development PCL, NVDR	40,434	74,854
Home Product Center PCL, NVDR	33,900	6,684
Kasikornbank PCL, NVDR	12,500	82,028
Minor International PCL, NVDR	28,200	20,967
PTT Exploration & Production PCL, NVDR	7,800	31,463
PTT Global Chemical PCL, NVDR	12,300	12,403
PTT Oil & Retail Business PCL, NVDR	14,300	5,381
PTT PCL, NVDR	76,200	81,429
SCB X PCL, NVDR	5,400	24,057
Siam Cement PCL, NVDR	4,400	32,317
Total Thailand		855,036
Turkey – 0.1%
BIM Birlesik Magazalar AS	5,974	46,768
United States – 0.2%
BeOne Medicines Ltd., ADR*	273	77,797
JBS NV, BDR	3,311	38,925
Total United States		116,722
China – 0.0%
Muyuan Foods Group Co. Ltd., (China), Class A (Cost: $10,946)	1,800	9,278
TOTAL COMMON STOCKS (Cost: $30,791,846)		50,467,151
PREFERRED STOCKS – 1.9%
Brazil – 1.8%
Banco Bradesco SA, 7.52%	43,474	152,026
Gerdau SA, 3.79%	9,846	39,529
Itau Unibanco Holding SA, 6.74%	35,595	290,072
Itausa SA, 8.03%	49,441	127,807
Petroleo Brasileiro SA – Petrobras, 10.54%	54,472	397,809
Total Brazil		1,007,243
Chile – 0.1%
Sociedad Quimica y Minera de Chile SA, Class B	684	50,775
TOTAL PREFERRED STOCKS (Cost: $699,323)		1,058,018
RIGHTS – 0.0%
South Korea – 0.0%
Hanwha Solutions Corp.*^ (Cost: $0)	143	559
MUTUAL FUND – 8.6%
United States – 8.6%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(d) (Cost: $4,920,004)	4,920,004	4,920,004

See Notes to Financial Statements.

112    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2026
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(d) (Cost: $78,787)	78,787	$78,787
TOTAL INVESTMENTS IN SECURITIES – 98.9% (Cost: $36,489,960)		56,524,519
Other Assets less Liabilities – 1.1%		612,239
NET ASSETS – 100.0%		$57,136,758

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $559, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at June 30, 2026 (See Note 2). At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $737,977 and the total market value of the collateral held by the Fund was $763,416. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $684,629.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
CNH	Offshore Chinese renminbi
HKD	Hong Kong dollar
PLN	Polish zloty
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/2/2026	8,000	USD	30,172	PLN	$—	$(26)
Morgan Stanley & Co. International	7/2/2026	7,092	USD	55,619	HKD	—	(1)
						$—	$(27)
FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	63	9/21/26	$6,923,109	$24,718
2 Year U.S. Treasury Note	34	9/30/26	7,008,516	(7,624)
5 Year U.S. Treasury Note	64	9/30/26	6,851,000	21,068
U.S. Treasury Long Bond	62	9/21/26	7,037,000	117,422
Ultra 10 Year U.S. Treasury Note	62	9/21/26	6,973,062	50,137
			$34,792,687	$205,721

See Notes to Financial Statements.

WisdomTree Trust    113

Schedule of Investments (concluded) WisdomTree Emerging Markets Efficient Core Fund (NTSE) June 30, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0*	$0
Other	50,467,151	—	—	50,467,151
Preferred Stocks	1,058,018	—	—	1,058,018
Rights	—	—	559*	559
Mutual Fund	—	4,920,004	—	4,920,004
Investment of Cash Collateral for Securities Loaned	—	78,787	—	78,787
Total Investments in Securities	$51,525,169	$4,998,791	$559	$56,524,519
Financial Derivative Instruments
Futures Contracts[1]	$213,345	$—	$—	$213,345
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(27)	$—	$(27)
Futures Contracts[1]	(7,624)	—	—	(7,624)
Total – Net	$51,730,890	$4,998,764	$559	$56,730,213

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

114    WisdomTree Trust

Schedule of Investments WisdomTree International Efficient Core Fund (NTSI) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 89.5%
Australia – 6.2%
ANZ Group Holdings Ltd.	61,855	$1,514,859
Aristocrat Leisure Ltd.	14,026	595,374
ASX Ltd.	4,000	147,760
BHP Group Ltd.	106,231	4,371,652
Brambles Ltd.	32,651	440,649
Cochlear Ltd.	970	81,818
Coles Group Ltd.	28,261	477,146
Commonwealth Bank of Australia	36,784	4,195,169
CSL Ltd.	8,035	638,717
Dexus	4,785	17,901
Fortescue Ltd.	35,848	475,600
Glencore PLC*	217,078	1,480,343
Goodman Group	36,533	787,902
Insurance Australia Group Ltd.	64,034	358,895
Lottery Corp. Ltd.	42,022	167,690
Macquarie Group Ltd.	7,283	1,262,879
National Australia Bank Ltd.	68,605	1,799,468
Northern Star Resources Ltd.	21,281	279,389
QBE Insurance Group Ltd.	37,473	653,965
Ramsay Health Care Ltd.	2,658	80,987
Rio Tinto Ltd.	7,348	878,196
Rio Tinto PLC	24,705	2,335,282
Santos Ltd.	38,896	194,289
Scentre Group	57,746	154,425
Sonic Healthcare Ltd.	9,665	139,342
South32 Ltd.	115,231	311,345
Stockland	19,709	55,710
Tabcorp Holdings Ltd.	42,022	24,309
Telstra Group Ltd.	121,319	426,973
Transurban Group	61,126	608,966
Wesfarmers Ltd.	25,856	1,619,338
Westpac Banking Corp.	75,544	1,842,782
Woodside Energy Group Ltd.	37,863	739,990
Woolworths Group Ltd.	26,787	742,878
Total Australia		29,901,988
Austria – 0.2%
Erste Group Bank AG	5,949	796,455
Mondi PLC	6,812	61,860
Total Austria		858,315
Belgium – 0.7%
Ageas SA	3,986	319,004
Anheuser-Busch InBev SA	16,280	1,352,415
KBC Group NV	5,345	729,035
Solvay SA	1,000	30,046
Syensqo SA	1,180	87,152
UCB SA	2,486	744,668
Umicore SA	3,693	85,457
Total Belgium		3,347,777
Investments	Shares	Value
Brazil – 0.1%
Pluxee NV	2,853	$37,413
Yara International ASA	5,638	248,071
Total Brazil		285,484
Chile – 0.1%
Antofagasta PLC	8,964	454,483
China – 0.3%
BOC Hong Kong Holdings Ltd.	103,000	556,633
Prosus NV*	23,479	1,019,786
Total China		1,576,419
Denmark – 1.5%
Ambu AS, Class B	3,062	28,569
Carlsberg AS, Class B	1,749	229,205
Coloplast AS, Class B	732	41,683
Danske Bank AS	12,560	672,761
DSV AS	4,686	1,110,219
Genmab AS*	1,426	391,507
GN Store Nord AS*	1,746	23,303
Novo Nordisk AS, Class B	69,274	3,333,374
Novonesis Novozymes, Class B	8,446	533,398
Orsted AS*(a)	8,339	187,238
Pandora AS	1,687	193,677
Vestas Wind Systems AS	21,644	611,117
Total Denmark		7,356,051
Finland – 1.0%
Elisa OYJ	3,044	127,863
Fortum OYJ	8,658	200,845
Kesko OYJ, Class B	5,941	132,858
Kone OYJ, Class B	7,767	441,869
Neste OYJ	10,349	338,869
Nokia OYJ	119,659	1,580,795
Nordea Bank Abp	58,969	1,118,980
Sampo OYJ, Class A	40,866	429,563
Stora Enso OYJ, Class R	8,970	95,642
UPM-Kymmene OYJ	8,569	227,289
Total Finland		4,694,573
France – 8.0%
Air Liquide SA	13,720	2,718,083
Airbus SE	12,712	2,827,372
Alstom SA*	7,036	122,393
Arkema SA	1,898	119,675
AXA SA	41,695	2,090,325
BNP Paribas SA	23,899	2,790,846
Bouygues SA	2,576	143,752
Bureau Veritas SA	5,737	175,653
Capgemini SE	3,023	304,007
Carrefour SA	11,465	213,004
Cie de Saint-Gobain SA	11,246	1,017,804
Cie Generale des Etablissements Michelin SCA	11,962	461,570
Credit Agricole SA	20,122	404,781

See Notes to Financial Statements.

WisdomTree Trust    115

Schedule of Investments (continued) WisdomTree International Efficient Core Fund (NTSI) June 30, 2026
Investments	Shares	Value
Danone SA	11,967	$981,537
Dassault Systemes SE	14,949	304,480
Edenred SE	4,894	125,894
Eiffage SA	1,308	193,061
Engie SA	38,463	1,213,263
EssilorLuxottica SA	6,099	1,143,919
Hermes International SCA	675	1,233,221
Kering SA	1,373	388,199
Legrand SA	5,998	1,012,855
L’Oreal SA	5,474	2,401,045
LVMH Moet Hennessy Louis Vuitton SE	5,835	3,229,507
Orange SA	39,145	738,673
Pernod Ricard SA	1,597	116,599
Publicis Groupe SA	4,395	434,445
Renault SA	3,729	106,925
Safran SA	7,034	2,774,481
Sartorius Stedim Biotech	461	95,714
Societe Generale SA	16,687	1,476,084
Sodexo SA	2,128	123,229
Teleperformance SE(b)	1,222	64,239
Thales SA	2,072	532,533
TotalEnergies SE	55,000	4,277,829
Unibail-Rodamco-Westfield*	2,427	284,277
Valeo SE	4,473	65,536
Veolia Environnement SA	11,165	465,155
Vinci SA	11,265	1,645,971
Vivendi SE	27,050	66,801
Worldline SA*(a)(b)	3,202	37,633
Total France		38,922,370
Germany – 7.4%
adidas AG	4,198	861,044
Allianz SE, Registered Shares	8,980	4,251,496
BASF SE	19,753	1,056,461
Bayer AG, Registered Shares	20,632	1,141,923
Bayerische Motoren Werke AG	7,113	465,655
Beiersdorf AG	2,198	189,327
Brenntag SE	3,179	193,285
Continental AG	2,198	181,336
Daimler Truck Holding AG	7,697	371,359
Deutsche Bank AG, Registered Shares	42,532	1,440,570
Deutsche Boerse AG	4,242	1,158,151
Deutsche Post AG, Registered Shares	22,017	1,336,635
Deutsche Telekom AG, Registered Shares	70,517	1,922,837
Deutsche Wohnen SE	6,254	133,852
E.ON SE	47,724	983,496
Fresenius Medical Care AG	4,285	194,002
Fresenius SE & Co. KGaA	8,068	368,689
Hannover Rueck SE	1,420	393,533
Heidelberg Materials AG	3,037	579,511
HelloFresh SE*	2,821	12,730
Infineon Technologies AG	29,883	2,790,275
Investments	Shares	Value
Knorr-Bremse AG	1,400	$162,623
Mercedes-Benz Group AG	16,088	807,839
Merck KGaA	2,558	429,472
MTU Aero Engines AG	1,202	500,088
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,106	1,734,708
Puma SE*	1,968	59,805
RWE AG	13,482	872,739
SAP SE	22,849	3,500,517
Scout24 SE(a)	3,244	268,336
Siemens AG, Registered Shares	16,405	5,273,204
Siemens Energy AG	8,670	1,643,478
Siemens Healthineers AG(a)	5,251	205,319
Symrise AG	2,984	299,607
Vonovia SE	9,815	242,272
Zalando SE*(a)	3,377	97,952
Total Germany		36,124,126
Hong Kong – 1.4%
AIA Group Ltd.	263,200	2,398,052
CK Asset Holdings Ltd.	76,000	428,164
CLP Holdings Ltd.	30,500	284,696
Hong Kong & China Gas Co. Ltd.	200,100	165,856
Hong Kong Exchanges & Clearing Ltd.	22,600	1,046,130
Link REIT	54,194	252,240
MTR Corp. Ltd.(b)	41,500	161,405
Power Assets Holdings Ltd.	30,500	222,078
Prudential PLC	52,960	705,020
Sun Hung Kai Properties Ltd.	25,500	365,166
Techtronic Industries Co. Ltd.	27,500	454,122
WH Group Ltd.(a)	266,500	281,723
Total Hong Kong		6,764,652
Ireland – 0.1%
Kerry Group PLC, Class A	3,015	276,970
Kingspan Group PLC(b)	3,355	306,670
Total Ireland		583,640
Israel – 0.5%
Bank Hapoalim BM	22,847	525,961
Bank Leumi Le-Israel BM	29,265	653,477
Check Point Software Technologies Ltd.*	2,319	304,786
Nice Ltd.*	1,206	108,317
Teva Pharmaceutical Industries Ltd., ADR*	22,806	772,667
Wix.com Ltd.*	1,188	53,900
Total Israel		2,419,108
Italy – 2.8%
Enel SpA	165,642	1,904,011
Eni SpA	53,872	1,270,024
Ferrari NV	2,651	983,069
FinecoBank Banca Fineco SpA	16,259	408,027
Generali	21,293	1,037,310
Intesa Sanpaolo SpA	310,970	2,129,637

See Notes to Financial Statements.

116    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Efficient Core Fund (NTSI) June 30, 2026
Investments	Shares	Value
Moncler SpA	5,381	$312,403
Nexi SpA(a)(b)	16,798	68,025
Prysmian SpA	5,436	907,698
Snam SpA	43,710	315,633
Telecom Italia SpA*	29,719	270,395
Terna – Rete Elettrica Nazionale	21,073	246,710
UniCredit SpA	43,415	3,884,543
Total Italy		13,737,485
Japan – 22.1%
Advantest Corp.	18,800	3,740,914
Aeon Co. Ltd.	51,300	423,278
Ajinomoto Co., Inc.	25,500	921,467
Asahi Group Holdings Ltd.	50,300	479,092
Asahi Kasei Corp.	58,554	645,256
Astellas Pharma, Inc.	54,900	734,702
Bridgestone Corp.(b)	40,000	839,255
Canon, Inc.(b)	34,700	885,408
Central Japan Railway Co.	5,600	119,529
Chugai Pharmaceutical Co. Ltd.	17,700	820,500
Daiichi Life Group, Inc.	117,600	1,286,889
Daiichi Sankyo Co. Ltd.	38,300	614,709
Daikin Industries Ltd.	5,000	759,422
Daiwa House Industry Co. Ltd.	19,200	521,805
Denso Corp.	7,600	87,726
FANUC Corp.	20,700	936,770
Fast Retailing Co. Ltd.	4,000	2,038,086
Fujitsu Ltd.	42,100	841,093
Hitachi Ltd.	111,400	3,064,571
Honda Motor Co. Ltd.	120,000	1,092,755
Hoya Corp.	8,300	1,325,242
ITOCHU Corp.	183,600	2,094,413
Japan Exchange Group, Inc.	40,000	503,307
Japan Post Holdings Co. Ltd.	51,100	681,962
Japan Tobacco, Inc.	35,900	1,327,985
Kao Corp.	18,800	372,819
KDDI Corp.	80,000	1,351,177
Keyence Corp.	4,300	2,144,642
Kirin Holdings Co. Ltd.(b)	35,000	605,245
Komatsu Ltd.	23,400	904,469
Kubota Corp.	37,900	626,245
Kyowa Kirin Co. Ltd.	8,400	133,707
LY Corp.	79,500	212,196
M3, Inc.	8,200	91,574
Marubeni Corp.	49,700	1,434,198
Minebea Mitsumi, Inc.	15,400	450,653
MISUMI Group, Inc.	15,300	375,993
Mitsubishi Chemical Group Corp.	68,100	472,856
Mitsubishi Corp.	101,300	2,709,436
Mitsubishi Electric Corp.	50,300	1,818,568
Mitsubishi Estate Co. Ltd.	36,200	923,236
Mitsubishi Heavy Industries Ltd.	80,800	1,822,568
Investments	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	304,800	$6,014,420
Mitsui Fudosan Co. Ltd.	80,600	743,390
Mizuho Financial Group, Inc.	62,500	2,977,619
MS&AD Insurance Group Holdings, Inc.	20,400	532,201
Murata Manufacturing Co. Ltd.	42,900	3,007,817
NEC Corp.	28,800	695,524
Nexon Co. Ltd.	15,800	208,577
NIDEC Corp.*	16,100	262,018
Nihon M&A Center Holdings, Inc.	5,800	22,722
Nintendo Co. Ltd.	24,500	1,027,334
Nippon Paint Holdings Co. Ltd.	30,500	197,610
Nippon Steel Corp.	115,700	381,644
Nissan Motor Co. Ltd.*	51,900	95,801
Nomura Holdings, Inc.	105,200	914,937
Nomura Research Institute Ltd.	5,800	163,874
NTT, Inc.	556,000	496,047
Odakyu Electric Railway Co. Ltd.	14,200	145,648
Olympus Corp.	25,500	266,571
Ono Pharmaceutical Co. Ltd.	7,500	110,198
Oriental Land Co. Ltd.	12,800	196,105
Otsuka Holdings Co. Ltd.	11,500	764,544
Pan Pacific International Holdings Corp.	91,600	463,847
Panasonic Holdings Corp.	60,100	1,664,791
Rakuten Group, Inc.*	31,300	145,094
Recruit Holdings Co. Ltd.	33,000	2,300,508
Renesas Electronics Corp.	27,800	822,240
Resona Holdings, Inc.	63,300	820,242
Sekisui House Ltd.	27,600	574,331
Seven & i Holdings Co. Ltd.	60,000	722,473
Shimadzu Corp.	15,300	387,478
Shin-Etsu Chemical Co. Ltd.	39,500	1,703,221
Shiseido Co. Ltd.	5,700	91,817
SoftBank Corp.	908,600	1,163,388
SoftBank Group Corp.	150,400	5,518,137
Sompo Holdings, Inc.	29,800	1,143,777
Sony Financial Group, Inc.	158,700	139,537
Sony Group Corp.	156,600	3,160,425
Subaru Corp.	20,300	298,520
Sumitomo Chemical Co. Ltd.	78,500	248,022
Sumitomo Corp.	118,800	1,132,264
Sumitomo Electric Industries Ltd.	76,800	1,383,132
Sumitomo Mitsui Financial Group, Inc.	100,600	3,928,058
Sumitomo Mitsui Trust Holdings, Inc.	33,300	1,241,028
Sumitomo Realty & Development Co. Ltd.	23,600	543,225
Suzuki Motor Corp.	53,400	642,509
Takeda Pharmaceutical Co. Ltd.	40,000	1,268,728
Terumo Corp.	37,700	518,208
Tokio Marine Holdings, Inc.	44,000	1,949,780
Tokyo Electron Ltd.	10,900	5,174,189
Tokyo Gas Co. Ltd.	11,300	425,579
Toray Industries, Inc.	58,300	404,450

See Notes to Financial Statements.

WisdomTree Trust    117

Schedule of Investments (continued) WisdomTree International Efficient Core Fund (NTSI) June 30, 2026
Investments	Shares	Value
Toyota Motor Corp.	263,500	$4,418,013
Unicharm Corp.	18,700	108,570
Yamato Holdings Co. Ltd.	12,300	138,836
Total Japan		107,104,736
Luxembourg – 0.2%
ArcelorMittal SA	14,779	890,463
Eurofins Scientific SE	2,305	180,677
Total Luxembourg		1,071,140
Macau – 0.0%
Sands China Ltd.	51,600	85,868
Netherlands – 5.4%
Adyen NV*(a)	392	367,682
Akzo Nobel NV	4,227	286,774
Argenx SE*	951	882,218
ASM International NV	1,167	1,334,898
ASML Holding NV	8,958	17,630,032
Heineken NV	5,183	436,133
ING Groep NV	82,019	2,594,680
Koninklijke Ahold Delhaize NV	22,116	890,546
Koninklijke KPN NV	78,773	388,704
Koninklijke Philips NV	20,738	563,344
Magnum Ice Cream Co. NV*	11,219	195,288
Randstad NV	5,386	155,238
Wolters Kluwer NV	4,271	275,598
Total Netherlands		26,001,135
New Zealand – 0.0%
Xero Ltd.*	4,091	204,689
Norway – 0.4%
DNB Bank ASA	17,303	515,304
Equinor ASA	22,014	697,427
Mowi ASA	10,965	202,557
Norsk Hydro ASA	31,758	288,199
Telenor ASA	11,668	167,199
Total Norway		1,870,686
Portugal – 0.1%
EDP SA	74,153	388,373
Singapore – 1.3%
DBS Group Holdings Ltd.	43,860	2,217,669
Oversea-Chinese Banking Corp. Ltd.	80,000	1,533,264
Singapore Telecommunications Ltd.	209,200	713,264
STMicroelectronics NV	15,129	1,115,483
United Overseas Bank Ltd.	20,000	614,790
Total Singapore		6,194,470
South Africa – 0.2%
Anglo American PLC	23,759	1,165,816
South Korea – 0.0%
Delivery Hero SE*(a)	3,018	124,217
Investments	Shares	Value
Spain – 3.6%
ACS Actividades de Construccion y Servicios SA	5,134	$755,431
Aena SME SA(a)	17,978	547,976
Amadeus IT Group SA	10,448	610,161
Banco Bilbao Vizcaya Argentaria SA	135,513	3,388,364
Banco Santander SA	336,290	4,646,061
CaixaBank SA	62,714	888,016
Cellnex Telecom SA*(a)	6,170	184,466
Endesa SA(b)	6,050	275,849
Grifols SA	7,336	75,150
Iberdrola SA	131,164	3,275,122
Industria de Diseno Textil SA	23,597	1,487,052
Repsol SA	32,921	828,425
Telefonica SA	93,535	375,996
Total Spain		17,338,069
Sweden – 2.2%
Alfa Laval AB	7,533	449,109
Alleima AB	5,682	52,075
Assa Abloy AB, Class B	21,725	768,601
Atlas Copco AB, Class A	85,329	1,729,389
Boliden AB	6,252	353,228
Epiroc AB, Class A	23,292	639,931
EQT AB	4,327	122,503
Essity AB, Class B	11,629	329,591
Evolution AB*(a)	3,247	223,173
H & M Hennes & Mauritz AB, Class B(b)	18,220	313,828
Hexagon AB, Class B	45,998	380,792
Kinnevik AB, Class B*	9,845	52,897
Nibe Industrier AB, Class B	20,195	75,162
Sandvik AB	26,805	1,107,579
Skandinaviska Enskilda Banken AB, Class A	26,929	536,735
Skanska AB, Class B	5,371	143,846
SKF AB, Class B	8,584	220,672
Svenska Cellulosa AB SCA, Class B	15,317	156,839
Svenska Handelsbanken AB, Class A	26,008	383,208
Swedbank AB, Class A	14,548	544,151
Telefonaktiebolaget LM Ericsson, Class B	61,637	688,772
Telia Co. AB	27,227	132,813
Volvo AB, Class B	30,128	1,025,731
Total Sweden		10,430,625
Switzerland – 5.7%
ABB Ltd., Registered Shares	38,961	4,230,093
Accelleron Industries AG	2,561	263,513
Adecco Group AG, Registered Shares	1,090	20,134
Chocoladefabriken Lindt & Spruengli AG	40	466,125
Cie Financiere Richemont SA, Class A, Registered Shares	11,267	2,605,664
DSM-Firmenich AG(b)	3,328	315,807
Geberit AG, Registered Shares	873	584,201
See Notes to Financial Statements.

118    WisdomTree Trust

Schedule of Investments (continued) WisdomTree International Efficient Core Fund (NTSI) June 30, 2026
Investments	Shares	Value
Givaudan SA, Registered Shares	200	$847,952
Julius Baer Group Ltd.	3,735	323,192
Kuehne & Nagel International AG, Registered Shares	1,326	322,110
Logitech International SA, Registered Shares	4,416	414,638
Lonza Group AG, Registered Shares	1,504	1,017,645
Nestle SA, Registered Shares	58,644	6,039,972
Partners Group Holding AG	374	307,026
Sandoz Group AG	9,469	858,332
Schindler Holding AG, Participation Certificate	1,651	548,525
Sika AG, Registered Shares	2,835	586,049
Sonova Holding AG, Registered Shares	1,156	275,296
Straumann Holding AG, Registered Shares	1,998	263,543
Swatch Group AG, Bearer Shares	941	230,511
Swiss Life Holding AG, Registered Shares	510	562,445
Swisscom AG, Registered Shares	411	317,682
Temenos AG, Registered Shares	1,741	142,664
UBS Group AG, Registered Shares	77,323	3,840,029
Zurich Insurance Group AG	3,190	2,367,240
Total Switzerland		27,750,388
United Kingdom – 10.6%
Aberdeen Group PLC	44,979	142,201
Admiral Group PLC	3,629	171,471
Associated British Foods PLC	7,101	187,176
AstraZeneca PLC	27,693	5,182,527
Aviva PLC	56,820	490,344
BAE Systems PLC	67,254	1,646,006
Barclays PLC	359,037	2,414,109
Barratt Redrow PLC	19,157	71,473
British American Tobacco PLC	48,039	2,982,042
BT Group PLC	177,785	448,569
Bunzl PLC	6,372	222,425
Burberry Group PLC*	5,425	76,467
CK Hutchison Holdings Ltd.	72,500	612,483
Coca-Cola Europacific Partners PLC	3,648	365,055
Compass Group PLC	38,543	1,244,939
Croda International PLC	3,688	148,022
DCC PLC	1,985	164,398
Diageo PLC	40,110	810,518
Entain PLC	10,709	79,454
GSK PLC	83,066	2,184,038
Halma PLC	11,103	579,732
HSBC Holdings PLC	427,891	8,125,771
Imperial Brands PLC	16,420	607,819
Informa PLC	38,237	458,882
Intertek Group PLC	3,789	291,930
Johnson Matthey PLC	6,876	172,667
Kingfisher PLC	49,701	186,815
Legal & General Group PLC	140,294	532,547
Lloyds Banking Group PLC	1,465,325	2,160,730
London Stock Exchange Group PLC	6,679	723,537
Melrose Industries PLC	30,315	191,079
National Grid PLC	82,131	1,360,424
Investments	Shares	Value
NatWest Group PLC	93,422	$827,042
Next PLC	3,006	580,304
Ocado Group PLC*	11,470	27,281
Pearson PLC	16,312	258,935
Persimmon PLC	6,443	89,790
Reckitt Benckiser Group PLC	14,618	952,819
RELX PLC	40,846	1,282,675
Rentokil Initial PLC	38,437	217,632
Rolls-Royce Holdings PLC	180,592	3,462,570
Sage Group PLC	29,147	315,672
Segro PLC	22,054	256,181
Smith & Nephew PLC	20,824	301,399
Smiths Group PLC	8,165	277,427
Spirax Group PLC	1,338	121,380
SSE PLC	21,467	694,067
St. James’s Place PLC	11,831	190,238
Standard Chartered PLC	56,756	1,537,472
Taylor Wimpey PLC	76,834	82,276
Tesco PLC	155,504	946,723
Unilever PLC	49,856	2,995,907
United Utilities Group PLC	16,108	279,855
Vodafone Group PLC	583,070	770,784
Whitbread PLC	4,983	158,133
WPP PLC	12,855	40,232
Total United Kingdom		51,702,444
United States – 7.4%
Aegon Ltd.	40,603	345,282
Alcon, Inc.	10,330	699,210
AP Moller – Maersk AS, Class B	190	451,606
BP PLC	442,468	2,743,116
Experian PLC	21,000	708,791
Ferguson Enterprises, Inc.	4,508	1,073,393
Ferrovial NV	10,948	750,761
Flutter Entertainment PLC*	3,245	326,637
Haleon PLC	107,101	494,255
Holcim AG, Registered Shares*	10,507	949,297
InterContinental Hotels Group PLC	3,986	686,589
James Hardie Industries PLC, CDI*	10,215	270,269
Novartis AG, Registered Shares	45,211	7,094,537
Octave Intelligence PLC, SDR*	4,711	76,130
QIAGEN NV	4,650	180,224
Roche Holding AG	14,969	6,175,768
Sanofi SA	23,428	2,011,035
Schneider Electric SE	11,541	3,765,803
Shell PLC	161,549	6,288,815
Stellantis NV*	22,764	129,493
Swiss Re AG	5,854	932,547
Total United States		36,153,558
TOTAL COMMON STOCKS (Cost: $283,686,001)		434,612,685

See Notes to Financial Statements.

WisdomTree Trust    119

Schedule of Investments (continued) WisdomTree International Efficient Core Fund (NTSI) June 30, 2026
Investments	Shares	Value
PREFERRED STOCKS – 0.2%
Germany – 0.2%
Henkel AG & Co. KGaA, 3.01%	6,178	$519,436
Porsche Automobil Holding SE, 5.61%	3,930	121,136
Sartorius AG, 0.33%	735	192,939
Volkswagen AG, 6.98%	3,525	282,512
TOTAL PREFERRED STOCKS (Cost: $1,367,929)		1,116,023
RIGHTS – 0.0%
Italy – 0.0%
Telecom Italia SpA/Milano*^	301,580	243
Spain – 0.0%
ACS Actividades de Construccion y Servicios SA*	5,259	11,045
TOTAL RIGHTS (Cost: $11,209)		11,288
MUTUAL FUND – 8.6%
United States – 8.6%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(c) (Cost: $41,588,010)	41,588,010	41,588,010
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%
United States – 0.5%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(c) (Cost: $2,287,003)	2,287,003	2,287,003
TOTAL INVESTMENTS IN SECURITIES – 98.8% (Cost: $328,940,152)		479,615,009
Other Assets less Liabilities – 1.2%		5,939,593
NET ASSETS – 100.0%		$485,554,602

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $243, which represents 0.0% of net assets.

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at June 30, 2026 (See Note 2). At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,229,388. The Fund also had securities on loan having a total market value of $53,948 that were sold and pending settlement. The total market value of the collateral held by the Fund was $3,731,378. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,444,375.

(c)   Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/2/2026	52,958	USD	157,826	ILS	$—	$(13)
Bank of Montreal	7/2/2026	44,923	USD	445,572	NOK	—	(105)
Bank of Montreal	7/3/2026	92,437	USD	724,880	HKD	2	—
Citibank NA	7/2/2026	127,726	USD	837,269	DKK	—	(336)
Citibank NA	7/2/2026	814,575	USD	132,263,370	JPY	772	—
Standard Chartered Bank	7/1/2026	745,765	USD	652,828	EUR	—	(614)
Standard Chartered Bank	7/1/2026	286,769	USD	216,384	GBP	—	(426)
Standard Chartered Bank	7/2/2026	186,708	USD	270,940	AUD	—	(1,000)
UBS Group AG	7/1/2026	99,719	USD	80,578	CHF	—	(173)
						$774	$(2,667)

See Notes to Financial Statements.

120    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree International Efficient Core Fund (NTSI) June 30, 2026
FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	529	9/21/26	$58,132,141	$213,242
2 Year U.S. Treasury Note	280	9/30/26	57,717,187	(62,489)
5 Year U.S. Treasury Note	541	9/30/26	57,912,360	182,164
U.S. Treasury Long Bond	521	9/21/26	59,133,500	1,002,102
Ultra 10 Year U.S. Treasury Note	520	9/21/26	58,483,750	431,696
			$291,378,938	$1,766,715

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$434,612,685	$—	$—	$434,612,685
Preferred Stocks	1,116,023	—	—	1,116,023
Rights	11,045	—	243*	11,288
Mutual Fund	—	41,588,010	—	41,588,010
Investment of Cash Collateral for Securities Loaned	—	2,287,003	—	2,287,003
Total Investments in Securities	$435,739,753	$43,875,013	$243	$479,615,009
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$774	$—	$774
Futures Contracts[1]	1,829,204	—	—	1,829,204
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,667)	$—	$(2,667)
Futures Contracts[1]	(62,489)	—	—	(62,489)
Total – Net	$437,506,468	$43,873,120	$243	$481,379,831

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    121

Schedule of Investments WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 90.2%
Brazil – 0.1%
Broadline Retail – 0.1%
MercadoLibre, Inc.*	366	$621,245
Netherlands – 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
NXP Semiconductors NV	1,831	514,566
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	32,778	569,354
Switzerland – 0.0%
Electronic Equipment, Instruments & Components – 0.0%
TE Connectivity PLC	1,568	316,124
Thailand – 0.0%
Electronic Equipment, Instruments & Components – 0.0%
Fabrinet*	319	179,303
United Kingdom – 0.0%
Energy Equipment & Services – 0.0%
TechnipFMC PLC	3,426	227,144
United States – 90.0%
Aerospace & Defense – 2.1%
Axon Enterprise, Inc.*	1,491	835,869
Boeing Co.*	11,044	2,390,695
BWX Technologies, Inc.	1,228	239,030
Carpenter Technology Corp.	602	371,338
Curtiss-Wright Corp.	393	297,800
FTAI Aviation Ltd.	1,299	351,419
General Dynamics Corp.	4,796	1,698,935
General Electric Co.	20,126	7,521,690
HEICO Corp.	2,537	903,654
Honeywell Aerospace, Inc.*	6,038	1,334,771
Howmet Aerospace, Inc.	8,001	2,151,149
L3Harris Technologies, Inc.	3,259	947,033
Lockheed Martin Corp.	4,324	2,202,905
Northrop Grumman Corp.	2,610	1,329,299
Rocket Lab Corp.*(a)	5,538	562,938
RTX Corp.	25,175	4,776,453
TransDigm Group, Inc.	1,038	1,382,657
Woodward, Inc.	535	227,610
Total Aerospace & Defense		29,525,245
Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	1,160	218,474
Expeditors International of Washington, Inc.	2,714	442,328
FedEx Corp.	4,494	1,407,206
United Parcel Service, Inc., Class B	13,579	1,459,743
Total Air Freight & Logistics		3,527,751
Investments	Shares	Value
Automobile Components – 0.0%
Aptiv PLC*	2,840	$174,319
Versigent PLC*	946	39,742
Total Automobile Components		214,061
Automobiles – 1.9%
Ford Motor Co.	65,924	916,344
General Motors Co.	24,431	1,883,141
Rivian Automotive, Inc., Class A*(a)	14,226	246,821
Tesla, Inc.*	54,883	23,083,790
Total Automobiles		26,130,096
Banks – 3.1%
Bank of America Corp.	136,913	7,801,303
Citigroup, Inc.	32,548	4,555,418
Citizens Financial Group, Inc.	8,890	622,922
Fifth Third Bancorp	12,999	732,754
First Citizens BancShares, Inc., Class A	245	509,794
Huntington Bancshares, Inc.	26,781	474,827
JPMorgan Chase & Co.	50,547	16,545,550
KeyCorp	20,460	471,603
M&T Bank Corp.	2,947	701,415
PNC Financial Services Group, Inc.	6,884	1,694,978
Regions Financial Corp.	20,293	612,849
Truist Financial Corp.	22,925	1,142,123
U.S. Bancorp	24,916	1,504,926
Wells Fargo & Co.	63,567	5,253,177
Total Banks		42,623,639
Beverages – 0.9%
Coca-Cola Co.	78,710	6,396,762
Constellation Brands, Inc., Class A	2,741	381,246
Keurig Dr. Pepper, Inc.	23,630	773,410
Monster Beverage Corp.*	19,323	1,857,327
PepsiCo, Inc.	24,724	3,347,629
Total Beverages		12,756,374
Biotechnology – 1.4%
AbbVie, Inc.	31,066	7,817,448
Alnylam Pharmaceuticals, Inc.*	2,234	672,501
Amgen, Inc.	9,629	3,486,854
Biogen, Inc.*	1,589	343,319
Gilead Sciences, Inc.	23,297	2,943,343
Incyte Corp.*	2,577	292,129
Insmed, Inc.*	2,663	283,929
Natera, Inc.*	818	222,046
Regeneron Pharmaceuticals, Inc.	2,067	1,288,857
United Therapeutics Corp.*	239	129,497
Vertex Pharmaceuticals, Inc.*	4,543	2,256,645
Total Biotechnology		19,736,568

See Notes to Financial Statements.

122    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2026
Investments	Shares	Value
Broadline Retail – 3.4%
Amazon.com, Inc.*	191,948	$45,748,886
eBay, Inc.	9,053	1,011,673
Total Broadline Retail		46,760,559
Building Products – 0.2%
Carrier Global Corp.	12,141	890,542
Johnson Controls International PLC	4,050	591,746
Lennox International, Inc.	729	417,681
Trane Technologies PLC	1,503	738,213
Total Building Products		2,638,182
Capital Markets – 2.7%
Ameriprise Financial, Inc.	1,939	889,536
Ares Management Corp., Class A(a)	3,321	369,661
Bank of New York Mellon Corp.	12,592	1,820,929
Blackrock, Inc.	2,524	2,426,977
Blackstone, Inc.	20,570	2,420,472
Carlyle Group, Inc.	7,186	302,602
Cboe Global Markets, Inc.	644	156,279
Charles Schwab Corp.	30,010	2,769,023
CME Group, Inc.	6,671	1,473,157
Coinbase Global, Inc., Class A*(a)	4,257	622,331
Goldman Sachs Group, Inc.	5,690	5,754,695
Interactive Brokers Group, Inc., Class A	2,152	187,310
Intercontinental Exchange, Inc.	10,256	1,262,616
KKR & Co., Inc.	16,305	1,496,473
LPL Financial Holdings, Inc.	1,420	399,986
Moody’s Corp.	3,037	1,375,518
Morgan Stanley	28,711	6,001,747
MSCI, Inc.	1,418	794,137
Nasdaq, Inc.	9,934	782,998
Northern Trust Corp.	4,140	719,698
Raymond James Financial, Inc.	3,804	578,322
Robinhood Markets, Inc., Class A*	4,398	441,031
S&P Global, Inc.	5,429	2,211,015
State Street Corp.	6,222	1,055,251
T Rowe Price Group, Inc.	4,173	474,428
Total Capital Markets		36,786,192
Chemicals – 0.6%
Air Products & Chemicals, Inc.	3,406	998,571
Corteva, Inc.	12,889	1,091,569
Dow, Inc.	13,933	381,207
DuPont de Nemours, Inc.	2,649	359,310
Ecolab, Inc.	5,180	1,443,200
International Flavors & Fragrances, Inc.	2,271	179,909
Linde PLC	3,575	1,855,211
PPG Industries, Inc.	4,528	549,201
Sherwin-Williams Co.	4,922	1,694,743
Total Chemicals		8,552,921
Investments	Shares	Value
Commercial Services & Supplies – 0.4%
Cintas Corp.	8,074	$1,373,226
Copart, Inc.*	16,308	459,723
Republic Services, Inc.	5,415	1,153,828
Rollins, Inc.	8,281	345,649
Veralto Corp.	4,765	422,560
Waste Connections, Inc.	1,581	263,537
Waste Management, Inc.	7,259	1,617,886
Total Commercial Services & Supplies		5,636,409
Communications Equipment – 1.2%
Arista Networks, Inc.*	23,477	3,988,273
Ciena Corp.*	1,680	824,141
Cisco Systems, Inc.	73,824	8,671,367
Lumentum Holdings, Inc.*	940	806,576
Motorola Solutions, Inc.	3,235	1,343,463
Ubiquiti, Inc.	401	214,146
Total Communications Equipment		15,847,966
Construction & Engineering – 0.2%
Comfort Systems USA, Inc.	234	463,776
EMCOR Group, Inc.	293	243,155
MasTec, Inc.*	507	210,943
Quanta Services, Inc.	2,577	1,855,543
Total Construction & Engineering		2,773,417
Construction Materials – 0.2%
Amrize Ltd.	7,116	379,283
CRH PLC	4,094	438,058
Martin Marietta Materials, Inc.	1,152	664,358
Vulcan Materials Co.	2,759	813,933
Total Construction Materials		2,295,632
Consumer Finance – 0.5%
American Express Co.	12,731	4,306,261
Capital One Financial Corp.	11,302	2,267,407
SoFi Technologies, Inc.*(a)	6,399	114,734
Synchrony Financial	7,566	575,394
Total Consumer Finance		7,263,796
Consumer Staples Distribution & Retail – 2.0%
Casey’s General Stores, Inc.	303	240,821
Costco Wholesale Corp.	8,194	7,665,241
Dollar General Corp.	3,857	443,979
Dollar Tree, Inc.*	2,441	295,239
Kroger Co.	13,197	732,830
Sysco Corp.	9,398	785,485
Target Corp.	5,941	775,954
U.S. Foods Holding Corp.*	1,744	178,324
Walmart, Inc.	145,363	16,463,813
Total Consumer Staples Distribution & Retail		27,581,686

See Notes to Financial Statements.

WisdomTree Trust    123

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2026
Investments	Shares	Value
Containers & Packaging – 0.1%
Amcor PLC(a)	6,038	$261,747
International Paper Co.	7,656	291,694
Packaging Corp. of America	1,895	451,540
Smurfit Westrock PLC	3,119	144,285
Total Containers & Packaging		1,149,266
Distributors – 0.0%
Genuine Parts Co.	2,923	344,856
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	134,021	2,774,235
Comcast Corp., Class A	65,254	1,601,985
Verizon Communications, Inc.	74,806	3,167,286
Total Diversified Telecommunication Services		7,543,506
Electric Utilities – 1.2%
Alliant Energy Corp.(a)	3,948	301,193
American Electric Power Co., Inc.	10,149	1,388,485
Constellation Energy Corp.	6,340	1,574,666
Duke Energy Corp.	13,605	1,722,121
Edison International	8,002	595,749
Entergy Corp.	7,715	886,145
Evergy, Inc.	687	59,377
Eversource Energy	7,083	511,888
Exelon Corp.	18,559	865,221
FirstEnergy Corp.	9,415	447,589
NextEra Energy, Inc.	37,944	3,330,345
NRG Energy, Inc.	1,416	206,821
PG&E Corp.	42,844	720,636
PPL Corp.	14,016	509,482
Southern Co.	19,672	1,882,807
Xcel Energy, Inc.	10,225	821,067
Total Electric Utilities		15,823,592
Electrical Equipment – 1.1%
AMETEK, Inc.	4,397	1,063,810
Bloom Energy Corp., Class A*	2,771	838,782
Eaton Corp. PLC	2,824	1,203,363
Emerson Electric Co.	11,093	1,587,963
GE Vernova, Inc.	4,834	5,679,273
Hubbell, Inc.	935	489,192
nVent Electric PLC	1,416	240,168
Rockwell Automation, Inc.	1,966	973,327
Vertiv Holdings Co., Class A	6,740	2,256,687
Total Electrical Equipment		14,332,565
Electronic Equipment, Instruments & Components – 0.8%
Amphenol Corp., Class A	21,516	3,793,701
CDW Corp.	2,833	398,433
Coherent Corp.*	1,614	636,675
Corning, Inc.	15,299	3,907,823
Flex Ltd.*	3,102	502,741
Jabil, Inc.	1,023	394,346
Investments	Shares	Value
Keysight Technologies, Inc.*	3,123	$1,093,269
Teledyne Technologies, Inc.*	1,043	695,577
Total Electronic Equipment, Instruments & Components		11,422,565
Energy Equipment & Services – 0.2%
Baker Hughes Co.	18,508	1,027,194
Halliburton Co.	16,773	569,443
SLB Ltd.	11,453	532,450
Total Energy Equipment & Services		2,129,087
Entertainment – 0.9%
Liberty Media Corp.-Liberty Formula One, Class C*	4,500	428,130
Live Nation Entertainment, Inc.*(a)	5,056	925,804
Netflix, Inc.*	91,222	6,513,251
ROBLOX Corp., Class A*	10,880	591,654
Take-Two Interactive Software, Inc.*	3,398	849,432
TKO Group Holdings, Inc.(a)	286	57,575
Walt Disney Co.	32,876	3,164,315
Total Entertainment		12,530,161
Financial Services – 3.4%
Affirm Holdings, Inc.*(a)	2,156	175,822
Apollo Global Management, Inc.	14,400	1,703,664
Berkshire Hathaway, Inc., Class B*	39,946	19,988,579
Block, Inc.*	12,298	934,648
Corpay, Inc.*	1,497	498,905
Fidelity National Information Services, Inc.	11,282	438,644
Fiserv, Inc.*	9,594	470,586
Global Payments, Inc.	2,199	159,559
Mastercard, Inc., Class A	17,197	8,832,379
PayPal Holdings, Inc.	14,687	634,185
Rocket Cos., Inc., Class A*(a)	12,926	203,585
Toast, Inc., Class A*	4,015	111,697
Visa, Inc., Class A	37,042	12,708,740
Total Financial Services		46,860,993
Food Products – 0.3%
Archer-Daniels-Midland Co.	10,019	765,452
Bunge Global SA	2,716	289,879
General Mills, Inc.(a)	6,395	222,546
Hershey Co.	3,303	579,511
Kraft Heinz Co.	6,092	143,893
McCormick & Co., Inc., Non-Voting Shares	3,584	180,705
Mondelez International, Inc., Class A	26,912	1,556,590
Tyson Foods, Inc., Class A	5,648	323,348
Total Food Products		4,061,924
Gas Utilities – 0.0%
Atmos Energy Corp.	2,529	435,671
Ground Transportation – 0.6%
CSX Corp.	33,941	1,613,216
Fedex Freight Holding Co., Inc.*	2,247	339,297
JB Hunt Transport Services, Inc.	1,957	566,414

See Notes to Financial Statements.

124    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2026
Investments	Shares	Value
Old Dominion Freight Line, Inc.	2,971	$643,519
Uber Technologies, Inc.*	34,293	2,474,583
Union Pacific Corp.	10,576	2,876,672
XPO, Inc.*	795	163,205
Total Ground Transportation		8,676,906
Health Care Equipment & Supplies – 1.0%
Abbott Laboratories	31,733	2,879,452
Becton Dickinson & Co.	4,467	675,991
Boston Scientific Corp.*	27,434	1,170,883
Dexcom, Inc.*	7,083	477,040
Edwards Lifesciences Corp.*	10,696	967,560
GE HealthCare Technologies, Inc.	8,072	516,689
IDEXX Laboratories, Inc.*	1,307	688,057
Insulet Corp.*	1,472	224,112
Intuitive Surgical, Inc.*	6,566	2,611,167
Medtronic PLC	8,943	699,611
ResMed, Inc.(a)	2,529	492,851
STERIS PLC	901	189,724
Stryker Corp.	7,327	2,306,833
Zimmer Biomet Holdings, Inc.(a)	3,092	266,190
Total Health Care Equipment & Supplies		14,166,160
Health Care Providers & Services – 1.5%
Cardinal Health, Inc.	4,380	1,040,513
Cencora, Inc.	3,460	979,111
Centene Corp.*	9,028	579,507
Cigna Group	5,622	1,549,873
CVS Health Corp.	24,035	2,486,421
Elevance Health, Inc.	4,060	1,570,124
HCA Healthcare, Inc.	4,722	1,841,060
Humana, Inc.	1,566	622,046
Labcorp Holdings, Inc.	1,744	488,320
McKesson Corp.	2,598	1,963,049
Quest Diagnostics, Inc.	1,924	407,792
Tenet Healthcare Corp.*	914	170,991
UnitedHealth Group, Inc.	16,011	6,654,652
Total Health Care Providers & Services		20,353,459
Health Care REITs – 0.2%
Ventas, Inc.	7,345	652,236
Welltower, Inc.	9,648	2,189,807
Total Health Care REITs		2,842,043
Health Care Technology – 0.0%
Veeva Systems, Inc., Class A*	3,052	541,638
Hotels, Restaurants & Leisure – 1.4%
Airbnb, Inc., Class A*	9,891	1,415,402
Booking Holdings, Inc.	15,959	2,844,532
Carnival Corp. Ltd.	8,240	235,417
Chipotle Mexican Grill, Inc.*	24,401	829,634
Darden Restaurants, Inc.	2,503	515,643
DoorDash, Inc., Class A*	6,862	1,266,245
Investments	Shares	Value
DraftKings, Inc., Class A*	9,890	$249,821
Expedia Group, Inc.	2,483	635,350
Flutter Entertainment PLC*	924	94,405
Hilton Worldwide Holdings, Inc.	4,921	1,626,194
Las Vegas Sands Corp.	12,814	591,879
Marriott International, Inc., Class A	5,564	2,061,963
McDonald’s Corp.	12,175	3,291,024
Royal Caribbean Cruises Ltd.	1,689	536,308
Starbucks Corp.	20,580	2,103,070
Yum! Brands, Inc.	4,948	790,987
Total Hotels, Restaurants & Leisure		19,087,874
Household Durables – 0.2%
DR Horton, Inc.	5,950	969,136
Garmin Ltd.	1,544	366,762
Lennar Corp., Class A	4,521	409,105
NVR, Inc.*	80	545,072
PulteGroup, Inc.	4,024	552,133
Somnigroup International, Inc.	2,776	217,639
Total Household Durables		3,059,847
Household Products – 0.7%
Church & Dwight Co., Inc.	4,668	452,236
Colgate-Palmolive Co.	15,506	1,421,590
Kimberly-Clark Corp.	4,972	545,776
Procter & Gamble Co.	44,378	6,507,590
Total Household Products		8,927,192
Independent Power & Renewable Electricity Producers – 0.1%
Talen Energy Corp.*	595	228,635
Vistra Corp.	6,958	1,103,747
Total Independent Power & Renewable Electricity Producers		1,332,382
Industrial Conglomerates – 0.2%
3M Co.	9,918	1,605,823
Honeywell International, Inc.	6,066	1,358,066
Total Industrial Conglomerates		2,963,889
Industrial REITs – 0.2%
Prologis, Inc.	15,576	2,110,081
Insurance – 1.3%
Aflac, Inc.	10,170	1,192,433
Allstate Corp.	4,854	1,154,961
American International Group, Inc.	13,113	977,312
Aon PLC, Class A	1,491	494,550
Arch Capital Group Ltd.*	2,595	251,871
Arthur J Gallagher & Co.	3,914	898,537
Brown & Brown, Inc.	6,033	387,017
Chubb Ltd.	2,719	926,472
Cincinnati Financial Corp.	3,006	556,531
F&G Annuities & Life, Inc.(a)	265	7,046
Fidelity National Financial, Inc.	4,460	210,334
Hartford Insurance Group, Inc.	5,562	737,076
Loews Corp.	4,488	508,086
See Notes to Financial Statements.

WisdomTree Trust    125

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2026
Investments	Shares	Value
Markel Group, Inc.*	272	$531,219
Marsh & McLennan Cos., Inc.	8,860	1,476,696
MetLife, Inc.	15,193	1,285,480
Principal Financial Group, Inc.	4,289	462,268
Progressive Corp.	10,949	2,391,809
Prudential Financial, Inc.	6,685	721,512
Travelers Cos., Inc.	4,162	1,373,959
Willis Towers Watson PLC	690	180,345
WR Berkley Corp.	7,079	499,282
Total Insurance		17,224,796
Interactive Media & Services – 7.9%
Alphabet, Inc., Class A	225,664	80,645,544
Meta Platforms, Inc., Class A	46,133	25,986,257
Pinterest, Inc., Class A*	8,961	188,450
Reddit, Inc., Class A*	1,605	278,596
Total Interactive Media & Services		107,098,847
IT Services – 0.8%
Accenture PLC, Class A	3,673	457,068
Cloudflare, Inc., Class A*	5,710	1,400,549
Cognizant Technology Solutions Corp., Class A	9,455	366,192
CoreWeave, Inc., Class A*(a)	4,038	401,943
Gartner, Inc.*	1,205	156,192
GoDaddy, Inc., Class A*	2,964	251,584
International Business Machines Corp.	16,323	4,590,191
MongoDB, Inc.*	1,180	396,362
Snowflake, Inc.*	6,835	1,739,508
Twilio, Inc., Class A*	3,769	777,658
VeriSign, Inc.	1,483	373,063
Total IT Services		10,910,310
Life Sciences Tools & Services – 0.7%
Agilent Technologies, Inc.	5,732	761,382
Danaher Corp.	11,606	2,210,711
Illumina, Inc.*	2,809	493,906
IQVIA Holdings, Inc.*	3,431	662,938
Medpace Holdings, Inc.*	417	220,839
Mettler-Toledo International, Inc.*	461	588,932
Thermo Fisher Scientific, Inc.	7,064	3,541,607
Waters Corp.*	1,729	648,444
West Pharmaceutical Services, Inc.	1,251	449,109
Total Life Sciences Tools & Services		9,577,868
Machinery – 1.7%
Caterpillar, Inc.	8,754	9,322,135
Cummins, Inc.	2,537	1,809,414
Deere & Co.	5,048	3,202,098
Dover Corp.	2,402	538,720
Fortive Corp.	7,684	469,416
Illinois Tool Works, Inc.	5,674	1,534,647
Ingersoll Rand, Inc.	8,033	658,626
Otis Worldwide Corp.	7,408	530,413
PACCAR, Inc.	9,731	1,168,888
Investments	Shares	Value
Parker-Hannifin Corp.	2,351	$2,299,560
Pentair PLC	1,134	86,932
Snap-on, Inc.	910	366,184
Westinghouse Air Brake Technologies Corp.	3,366	907,473
Xylem, Inc.	4,614	545,421
Total Machinery		23,439,927
Media – 0.1%
Charter Communications, Inc., Class A*	2,452	348,699
Fox Corp., Class A(a)	9,880	515,341
Paramount Skydance Corp., Class B	17,728	174,798
Trade Desk, Inc., Class A*	6,434	116,327
Versant Media Group, Inc.	2,277	81,995
Total Media		1,237,160
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	24,389	1,533,824
Newmont Corp.	19,725	1,842,315
Nucor Corp.	4,807	1,070,759
Royal Gold, Inc.	844	168,471
Steel Dynamics, Inc.	3,185	730,830
Total Metals & Mining		5,346,199
Multi-Utilities – 0.5%
Ameren Corp.	5,969	674,736
CenterPoint Energy, Inc.(a)	13,068	575,515
CMS Energy Corp.(a)	4,844	370,566
Consolidated Edison, Inc.	6,272	693,871
Dominion Energy, Inc.	15,387	1,050,778
DTE Energy Co.	3,210	489,108
NiSource, Inc.	1,745	82,975
Public Service Enterprise Group, Inc.	9,948	807,379
Sempra	12,183	1,129,486
WEC Energy Group, Inc.	6,939	810,267
Total Multi-Utilities		6,684,681
Oil, Gas & Consumable Fuels – 2.5%
Cheniere Energy, Inc.	1,330	317,883
Chevron Corp.	38,559	6,391,540
ConocoPhillips	23,195	2,411,352
Devon Energy Corp.	18,963	783,551
Diamondback Energy, Inc.	3,475	610,836
EOG Resources, Inc.	10,715	1,390,057
EQT Corp.	7,741	411,589
Expand Energy Corp.	1,844	168,154
Exxon Mobil Corp.	81,477	11,139,535
Kinder Morgan, Inc.	39,160	1,251,945
Marathon Petroleum Corp.	7,046	1,801,451
Occidental Petroleum Corp.	11,080	538,156
ONEOK, Inc.	10,761	935,561
Phillips 66	8,163	1,379,955
Targa Resources Corp.	4,332	1,161,583
Texas Pacific Land Corp.	1,236	540,923

See Notes to Financial Statements.

126    WisdomTree Trust

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2026
Investments	Shares	Value
Valero Energy Corp.	6,310	$1,643,376
Williams Cos., Inc.	22,478	1,671,015
Total Oil, Gas & Consumable Fuels		34,548,462
Passenger Airlines – 0.2%
Delta Air Lines, Inc.	13,354	1,250,736
Southwest Airlines Co.	6,482	333,304
United Airlines Holdings, Inc.*	6,563	892,502
Total Passenger Airlines		2,476,542
Personal Care Products – 0.1%
Estee Lauder Cos., Inc., Class A	5,657	446,620
Kenvue, Inc.	32,781	626,445
Total Personal Care Products		1,073,065
Pharmaceuticals – 3.2%
Bristol-Myers Squibb Co.	35,151	2,025,400
Eli Lilly & Co.	18,304	21,954,367
Johnson & Johnson	42,363	10,758,931
Merck & Co., Inc.	44,592	5,730,072
Pfizer, Inc.	92,976	2,238,862
Zoetis, Inc.	7,838	563,239
Total Pharmaceuticals		43,270,871
Professional Services – 0.3%
Automatic Data Processing, Inc.	7,803	1,747,482
Broadridge Financial Solutions, Inc.	2,056	281,569
Equifax, Inc.	2,121	336,645
Jacobs Solutions, Inc.	2,285	287,910
Leidos Holdings, Inc.	2,272	233,948
Paychex, Inc.	7,453	732,853
SS&C Technologies Holdings, Inc.	5,062	314,097
TransUnion	1,814	130,862
Verisk Analytics, Inc.	2,579	463,008
Total Professional Services		4,528,374
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	5,459	735,273
CoStar Group, Inc.*	7,255	205,462
Zillow Group, Inc., Class C*	1,451	45,735
Total Real Estate Management & Development		986,470
Residential REITs – 0.2%
AvalonBay Communities, Inc.	3,667	691,926
Equity Residential	5,531	375,721
Essex Property Trust, Inc.	1,161	338,536
Invitation Homes, Inc.	5,842	176,487
Mid-America Apartment Communities, Inc.	2,717	377,500
Sun Communities, Inc.	1,546	185,381
Total Residential REITs		2,145,551
Retail REITs – 0.2%
Realty Income Corp.	12,978	804,117
Simon Property Group, Inc.	6,171	1,380,144
Total Retail REITs		2,184,261
Investments	Shares	Value
Semiconductors & Semiconductor Equipment – 16.8%
Advanced Micro Devices, Inc.*	31,027	$18,023,895
Analog Devices, Inc.	8,706	3,457,762
Applied Materials, Inc.	15,154	10,956,342
Astera Labs, Inc.*	2,128	1,027,866
Broadcom, Inc.	82,445	31,143,599
Credo Technology Group Holding Ltd.*	2,114	574,902
First Solar, Inc.*	1,867	440,537
Intel Corp.*	84,309	11,772,066
KLA Corp.	24,160	7,289,314
Lam Research Corp.	23,496	10,181,522
Marvell Technology, Inc.	16,629	4,953,613
Microchip Technology, Inc.	8,528	777,754
Micron Technology, Inc.	20,180	23,293,572
Monolithic Power Systems, Inc.	825	1,140,447
NVIDIA Corp.	465,149	93,071,663
ON Semiconductor Corp.*	6,488	613,375
Qnity Electronics, Inc.	3,974	648,994
Qualcomm, Inc.	19,261	3,559,240
Teradyne, Inc.	2,479	1,199,439
Texas Instruments, Inc.	15,156	4,517,549
Total Semiconductors & Semiconductor Equipment		228,643,451
Software – 6.8%
Adobe, Inc.*	6,451	1,322,584
AppLovin Corp., Class A*	6,852	3,530,356
Atlassian Corp., Class A*	4,398	342,120
Autodesk, Inc.*	3,914	760,960
Cadence Design Systems, Inc.*	4,805	1,803,413
Circle Internet Group, Inc.*(a)	2,685	168,161
Crowdstrike Holdings, Inc., Class A*	4,620	3,525,707
Datadog, Inc., Class A*	6,339	1,650,422
Fair Isaac Corp.*	452	540,041
Fortinet, Inc.*	14,153	2,174,184
Gen Digital, Inc.	11,627	289,396
Guidewire Software, Inc.*(a)	595	73,215
HubSpot, Inc.*	828	151,118
Intuit, Inc.	4,714	1,230,354
Microsoft Corp.	138,098	51,513,316
Oracle Corp.	46,064	6,750,679
Palantir Technologies, Inc., Class A*	42,133	4,915,657
Palo Alto Networks, Inc.*	11,702	3,990,616
PTC, Inc.*	2,273	258,235
Roper Technologies, Inc.	1,774	600,304
Salesforce, Inc.	16,018	2,509,380
ServiceNow, Inc.*	19,120	1,898,234
Strategy, Inc.*	539	46,855
Synopsys, Inc.*	3,250	1,449,727
Trimble, Inc.*	1,283	65,664
Tyler Technologies, Inc.*	811	237,185
Unity Software, Inc.*	4,876	139,356

See Notes to Financial Statements.

WisdomTree Trust    127

Schedule of Investments (continued) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2026
Investments	Shares	Value
Workday, Inc., Class A*	2,919	$357,344
Zoom Communications, Inc., Class A*	5,289	456,494
Zscaler, Inc.*	2,784	392,962
Total Software		93,144,039
Specialized REITs – 0.6%
American Tower Corp.	7,223	1,181,466
Crown Castle, Inc.	6,739	510,344
Digital Realty Trust, Inc.	5,751	1,032,765
Equinix, Inc.	1,661	1,731,410
Extra Space Storage, Inc.	4,355	632,782
Iron Mountain, Inc.	5,908	746,240
Public Storage	2,741	872,488
SBA Communications Corp.	1,618	285,512
VICI Properties, Inc.	19,319	512,919
Weyerhaeuser Co.	3,845	92,049
Total Specialized REITs		7,597,975
Specialty Retail – 1.3%
AutoZone, Inc.*	308	984,350
Best Buy Co., Inc.	3,026	229,613
Burlington Stores, Inc.*	509	161,251
Carvana Co.*	4,416	290,661
Home Depot, Inc.	17,244	6,081,614
Lowe’s Cos., Inc.	9,755	2,150,880
O’Reilly Automotive, Inc.*	16,288	1,499,962
Ross Stores, Inc.	6,306	1,342,232
TJX Cos., Inc.	20,390	3,089,085
Tractor Supply Co.	10,514	332,348
Ulta Beauty, Inc.*	829	373,862
Williams-Sonoma, Inc.	2,302	536,596
Total Specialty Retail		17,072,454
Technology Hardware, Storage & Peripherals – 7.3%
Apple, Inc.	282,847	81,844,608
Dell Technologies, Inc., Class C	13,882	5,989,528
Everpure, Inc., Class A*	2,497	196,739
Hewlett Packard Enterprise Co.	26,964	1,216,346
HP, Inc.	21,891	480,289
IonQ, Inc.*(a)	4,425	235,675
NetApp, Inc.	3,869	598,766
Sandisk Corp.*	1,800	4,092,714
Seagate Technology Holdings PLC	1,190	1,148,350
Super Micro Computer, Inc.*(a)	8,674	254,408
Western Digital Corp.	5,762	3,680,305
Total Technology Hardware, Storage & Peripherals		99,737,728
Textiles, Apparel & Luxury Goods – 0.1%
NIKE, Inc., Class B	23,337	957,984
Tapestry, Inc.	2,241	328,037
Total Textiles, Apparel & Luxury Goods		1,286,021
Investments	Shares	Value
Tobacco – 0.6%
Altria Group, Inc.	33,913	$2,440,040
Philip Morris International, Inc.	29,762	5,384,244
Total Tobacco		7,824,284
Trading Companies & Distributors – 0.3%
Fastenal Co.	20,448	982,117
Ferguson Enterprises, Inc.	1,151	273,167
United Rentals, Inc.	1,184	1,341,342
WW Grainger, Inc.	921	1,252,928
Total Trading Companies & Distributors		3,849,554
Water Utilities – 0.0%
American Water Works Co., Inc.	3,517	462,767
Wireless Telecommunication Services – 0.3%
T-Mobile U.S., Inc.	21,815	3,659,030
Total United States		1,227,356,838
TOTAL COMMON STOCKS (Cost: $692,913,662)		1,229,784,574
MUTUAL FUND – 8.9%
United States – 8.9%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b) (Cost: $120,778,297)	120,778,297	120,778,297
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b) (Cost: $201,036)	201,036	201,036
TOTAL INVESTMENTS IN SECURITIES – 99.1% (Cost: $813,892,995)		1,350,763,907
Other Assets less Liabilities – 0.9%		12,920,989
NET ASSETS – 100.0%		$1,363,684,896

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2026 (See Note 2). At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,376,399 and the total market value of the collateral held by the Fund was $6,571,111. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,370,075.

(b)  Rate shown represents annualized 7-day yield as of June 30, 2026.

See Notes to Financial Statements.

128    WisdomTree Trust

Schedule of Investments (concluded) WisdomTree U.S. Efficient Core Fund (NTSX) June 30, 2026

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Note	1,495	9/21/26	$164,286,484	$ 609,527
2 Year U.S. Treasury Note	803	9/30/26	165,524,648	(172,868)
5 Year U.S. Treasury Note	1,533	9/30/26	164,102,860	551,939
U.S. Treasury Long Bond	1,461	9/21/26	165,823,500	2,820,742
Ultra 10 Year U.S. Treasury Note	1,465	9/21/26	164,766,719	1,217,992
			$824,504,211	$5,027,332

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,229,784,574	$—	$—	$1,229,784,574
Mutual Fund	—	120,778,297	—	120,778,297
Investment of Cash Collateral for Securities Loaned	—	201,036	—	201,036
Total Investments in Securities	$1,229,784,574	$120,979,333	$—	$1,350,763,907
Financial Derivative Instruments
Futures Contracts[1]	$5,200,200	$—	$—	$5,200,200
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(172,868)	$—	$—	$(172,868)
Total – Net	$1,234,811,906	$120,979,333	$—	$1,355,791,239

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    129

Schedule of Investments WisdomTree Artificial Intelligence and Innovation Fund (WTAI) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 100.0%
Japan – 6.1%
Semiconductors & Semiconductor Equipment – 4.7%
Advantest Corp.	24,400	$4,855,229
Kioxia Holdings Corp.*	47,900	26,430,838
Total Semiconductors & Semiconductor Equipment		31,286,067
Wireless Telecommunication Services – 1.4%
SoftBank Group Corp.	240,102	8,809,280
Total Japan		40,095,347
Netherlands – 2.3%
Semiconductors & Semiconductor Equipment – 1.5%
ASML Holding NV, Registered Shares	4,980	9,907,411
Software – 0.8%
Nebius Group NV*	19,248	5,315,720
Total Netherlands		15,223,131
South Korea – 10.3%
Industrial Conglomerates – 3.4%
SK Square Co. Ltd.*	20,673	22,643,827
Semiconductors & Semiconductor Equipment – 2.5%
SK hynix, Inc.	9,918	16,964,242
Technology Hardware, Storage & Peripherals – 4.4%
Samsung Electronics Co. Ltd.	134,673	29,032,971
Total South Korea		68,641,040
Taiwan – 4.9%
Electronic Equipment, Instruments & Components – 0.8%
Delta Electronics, Inc.	84,000	5,141,808
Semiconductors & Semiconductor Equipment – 4.1%
ASE Technology Holding Co. Ltd.	335,000	7,150,817
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42,266	20,184,973
Total Semiconductors & Semiconductor Equipment		27,335,790
Total Taiwan		32,477,598
United States – 76.4%
Automobiles – 0.8%
Tesla, Inc.*	13,117	5,517,010
Broadline Retail – 3.3%
Amazon.com, Inc.*	92,856	22,131,299
Communications Equipment – 4.1%
Ciena Corp.*	6,809	3,340,223
Cisco Systems, Inc.	96,126	11,290,960
Lumentum Holdings, Inc.*	14,692	12,606,618
Total Communications Equipment		27,237,801
Investments	Shares	Value
Construction & Engineering – 0.6%
EMCOR Group, Inc.	4,773	$3,961,017
Electrical Equipment – 4.9%
Bloom Energy Corp., Class A*	29,069	8,799,187
GE Vernova, Inc.	10,779	12,663,816
Vertiv Holdings Co., Class A	32,904	11,016,917
Total Electrical Equipment		32,479,920
Electronic Equipment, Instruments & Components – 3.4%
Coherent Corp.*	29,071	11,467,637
Corning, Inc.	42,408	10,832,276
Total Electronic Equipment, Instruments & Components		22,299,913
Interactive Media & Services – 6.0%
Alphabet, Inc., Class A	58,270	20,823,950
Meta Platforms, Inc., Class A	33,304	18,759,810
Total Interactive Media & Services		39,583,760
IT Services – 5.8%
Cloudflare, Inc., Class A*	36,831	9,033,908
CoreWeave, Inc., Class A*	51,728	5,149,005
DigitalOcean Holdings, Inc.*	73,670	11,568,400
Snowflake, Inc.*	50,341	12,811,784
Total IT Services		38,563,097
Machinery – 1.1%
Cummins, Inc.	10,277	7,329,659
Semiconductors & Semiconductor Equipment – 32.2%
Advanced Micro Devices, Inc.*	26,194	15,216,357
Applied Materials, Inc.	12,949	9,362,127
Astera Labs, Inc.*	12,775	6,170,581
Broadcom, Inc.	46,845	17,695,699
Cerebras Systems, Inc., Class A*(a)	19,013	4,201,873
Credo Technology Group Holding Ltd.*	31,051	8,444,319
Intel Corp.*	75,583	10,553,654
KLA Corp.	31,158	9,400,680
Lam Research Corp.	40,957	17,747,897
Lattice Semiconductor Corp.*	43,915	6,717,238
Marvell Technology, Inc.	51,314	15,285,928
Microchip Technology, Inc.	54,555	4,975,416
Micron Technology, Inc.	30,101	34,745,283
Monolithic Power Systems, Inc.	2,752	3,804,255
NVIDIA Corp.	124,759	24,963,028
Qualcomm, Inc.	29,437	5,439,663
Teradyne, Inc.	28,677	13,875,080
Texas Instruments, Inc.	19,118	5,698,502
Total Semiconductors & Semiconductor Equipment		214,297,580

See Notes to Financial Statements.

130    WisdomTree Trust

Schedule of Investments (continued) WisdomTree Artificial Intelligence and Innovation Fund (WTAI) June 30, 2026
Investments	Shares	Value
Software – 9.8%
Adobe, Inc.*	12,518	$2,566,440
Crowdstrike Holdings, Inc., Class A*	10,755	8,207,571
Datadog, Inc., Class A*	33,651	8,761,374
Oracle Corp.	89,561	13,125,165
Palo Alto Networks, Inc.*	55,645	18,976,058
Salesforce, Inc.	28,227	4,422,042
ServiceNow, Inc.*	66,076	6,560,025
Synopsys, Inc.*	5,811	2,592,113
Total Software		65,210,788
Technology Hardware, Storage & Peripherals – 4.4%
Everpure, Inc., Class A*	35,346	2,784,911
Sandisk Corp.*	11,716	26,639,021
Total Technology Hardware, Storage & Peripherals		29,423,932
Total United States		508,035,776
TOTAL COMMON STOCKS (Cost: $415,935,953)		664,472,892
Investments	Shares	Value
MUTUAL FUND – 0.0%
United States – 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b) (Cost: $297,632)	297,632	$297,632
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b) (Cost: $3,934,823)	3,934,823	3,934,823
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $420,168,408)		668,705,347
Other Liabilities less Assets – (0.6)%		(3,931,422)
NET ASSETS – 100.0%		$664,773,925

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2026 (See Note 2). At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,943,745 and the total market value of the collateral held by the Fund was $3,934,823.

(b)  Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
KRW	South Korean won
TWD	Taiwan new dollar
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$29,800,000	$29,800,000	$—	$—	$—^	$10,658

^     As of June 30, 2026, the Fund did not hold a position in this affiliate.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	7/3/2026	484,389	USD	750,609,329	KRW	$—	$(94)
JPMorgan Chase Bank NA	7/2/2026	42,457	USD	1,355,104	TWD	—	(80)
						$—	$(174)

See Notes to Financial Statements.

WisdomTree Trust    131

Schedule of Investments (concluded) WisdomTree Artificial Intelligence and Innovation Fund (WTAI) June 30, 2026

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$664,472,892	$ —	$—	$664,472,892
Mutual Fund	—	297,632	—	297,632
Investment of Cash Collateral for Securities Loaned	—	3,934,823	—	3,934,823
Total Investments in Securities	$664,472,892	$4,232,455	$—	$668,705,347
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$ —	$ (174)	$—	$ (174)
Total – Net	$664,472,892	$4,232,281	$—	$668,705,173

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

132    WisdomTree Trust

Schedule of Investments WisdomTree BioRevolution Fund (WDNA) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 99.9%
Australia – 0.5%
Chemicals – 0.5%
Nufarm Ltd.*	7,097	$13,324
Belgium – 0.6%
Chemicals – 0.6%
Syensqo SA	214	15,805
Denmark – 1.8%
Biotechnology – 0.4%
Genmab AS, ADR*	408	11,208
Chemicals – 1.4%
Novonesis Novozymes, Class B	582	36,755
Total Denmark		47,963
Germany – 3.1%
Biotechnology – 0.9%
BioNTech SE, ADR*	252	23,449
Oil, Gas & Consumable Fuels – 0.7%
Verbio SE*	520	17,716
Pharmaceuticals – 1.5%
Bayer AG, Registered Shares	741	41,012
Total Germany		82,177
Netherlands – 2.1%
Biotechnology – 2.1%
Argenx SE, ADR*	27	25,050
uniQure NV*	713	32,841
Total Netherlands		57,891
Switzerland – 1.8%
Biotechnology – 1.8%
CRISPR Therapeutics AG*	868	47,341
United Kingdom – 2.6%
Biotechnology – 0.4%
Genus PLC	320	9,123
Life Sciences Tools & Services – 0.4%
Oxford Nanopore Technologies PLC*	6,496	10,700
Pharmaceuticals – 1.8%
AstraZeneca PLC	258	48,922
Total United Kingdom		68,745
United States – 87.4%
Biotechnology – 59.0%
Absci Corp.*(a)	3,939	45,653
Agios Pharmaceuticals, Inc.*	1,134	42,083
Allogene Therapeutics, Inc.*	10,528	21,898
Alnylam Pharmaceuticals, Inc.*	26	7,827
Amgen, Inc.	114	41,282
Arcturus Therapeutics Holdings, Inc.*	2,185	14,683
Arrowhead Pharmaceuticals, Inc.*(a)	484	39,451
Investments	Shares	Value
Beam Therapeutics, Inc.*(a)	1,628	$55,873
Biogen, Inc.*	102	22,038
Biohaven Ltd.*	2,473	36,798
BioMarin Pharmaceutical, Inc.*	204	11,673
Bridgebio Pharma, Inc.*(a)	172	12,811
Catalyst Pharmaceuticals, Inc.*	914	28,727
Celldex Therapeutics, Inc.*	694	25,824
CG oncology, Inc.*(a)	340	24,157
Cullinan Therapeutics, Inc.*(a)	1,532	27,898
Dyne Therapeutics, Inc.*	1,205	26,763
Editas Medicine, Inc.*	7,881	25,534
Exelixis, Inc.*	514	27,967
Geron Corp.*	6,841	8,756
Gilead Sciences, Inc.	320	40,429
Halozyme Therapeutics, Inc.*	222	17,376
Immunome, Inc.*	2,850	60,392
Insmed, Inc.*	146	15,567
Intellia Therapeutics, Inc.*	841	14,230
Ionis Pharmaceuticals, Inc.*(a)	627	49,715
Iovance Biotherapeutics, Inc.*	4,942	20,559
Krystal Biotech, Inc.*	141	52,405
Moderna, Inc.*(a)	1,584	110,928
Natera, Inc.*	229	62,162
Protagonist Therapeutics, Inc.*(a)	224	27,458
Regeneron Pharmaceuticals, Inc.	23	14,341
REGENXBIO, Inc.*	2,079	24,906
REVOLUTION Medicines, Inc.*	241	45,134
Rocket Pharmaceuticals, Inc.*	2,310	7,900
Roivant Sciences Ltd.*	1,310	46,361
Sana Biotechnology, Inc.*(a)	5,156	17,994
Sarepta Therapeutics, Inc.*(a)	419	7,529
Stoke Therapeutics, Inc.*(a)	1,712	56,017
Twist Bioscience Corp.*(a)	1,548	159,258
Ultragenyx Pharmaceutical, Inc.*	479	15,994
United Therapeutics Corp.*	121	65,561
Veracyte, Inc.*(a)	666	39,114
Vertex Pharmaceuticals, Inc.*	72	35,765
Viking Therapeutics, Inc.*(a)	639	24,927
Total Biotechnology		1,579,718
Chemicals – 2.6%
Corteva, Inc.	629	53,270
FMC Corp.	1,357	15,606
Total Chemicals		68,876
Food Products – 3.7%
Bunge Global SA	378	40,344
Darling Ingredients, Inc.*	949	51,834
Tyson Foods, Inc., Class A	138	7,901
Total Food Products		100,079

See Notes to Financial Statements.

WisdomTree Trust    133

Schedule of Investments (concluded) WisdomTree BioRevolution Fund (WDNA) June 30, 2026
Investments	Shares	Value
Life Sciences Tools & Services – 8.6%
10X Genomics, Inc., Class A*(a)	1,264	$48,462
Bio-Techne Corp.	185	13,070
Danaher Corp.	105	20,000
Illumina, Inc.*	82	14,418
Pacific Biosciences of California, Inc.*	4,222	7,093
QIAGEN NV	172	6,725
Repligen Corp.*(a)	142	19,375
Tempus AI, Inc., Class A*(a)	1,055	61,116
Thermo Fisher Scientific, Inc.	81	40,610
Total Life Sciences Tools & Services		230,869
Oil, Gas & Consumable Fuels – 0.6%
Green Plains, Inc.*(a)	1,010	15,534
Pharmaceuticals – 12.9%
Eli Lilly & Co.	91	109,148
Johnson & Johnson	313	79,493
Merck & Co., Inc.	146	18,761
Novartis AG, Registered Shares	227	35,621
Pfizer, Inc.	1,494	35,975
Structure Therapeutics, Inc., ADR*(a)	1,055	56,622
Zoetis, Inc.	135	9,701
Total Pharmaceuticals		345,321
Total United States		2,340,397
TOTAL COMMON STOCKS (Cost: $1,935,629)		2,673,643
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b) (Cost: $2,870)	2,870	$2,870
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $1,938,499)		2,676,513
Other Assets less Liabilities – 0.0%		747
NET ASSETS – 100.0%		$2,677,260

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2026 (See Note 2). At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $830,077 and the total market value of the collateral held by the Fund was $840,862, which was entirely composed of non-cash U.S. Government securities.

(b)  Rate shown represents annualized 7-day yield as of June 30, 2026.

CURRENCY ABBREVIATIONS:
JPY	Japanese yen
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS Group AG	7/2/2026	386	USD	62,837	JPY	$—	$(0)^

^  Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,673,643	$—	$—	$2,673,643
Mutual Fund	—	2,870	—	2,870
Total Investments in Securities	$2,673,643	$2,870	$—	$2,676,513
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(0)	$—	$(0)
Total – Net	$2,673,643	$2,870	$—	$2,676,513

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

134    WisdomTree Trust

Schedule of Investments WisdomTree Cloud Computing Fund (WCLD) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 100.0%
Canada – 1.2%
IT Services – 1.2%
Shopify, Inc., Class A*	25,148	$2,871,399
Israel – 2.4%
IT Services – 0.9%
Wix.com Ltd.*(a)	47,265	2,144,413
Software – 1.5%
Cellebrite DI Ltd.*	240,915	3,517,359
Total Israel		5,661,772
United States – 96.4%
Financial Services – 1.3%
Toast, Inc., Class A*	117,184	3,260,059
Health Care Technology – 1.3%
Veeva Systems, Inc., Class A*	17,571	3,118,325
IT Services – 14.6%
Cloudflare, Inc., Class A*	17,898	4,390,021
DigitalOcean Holdings, Inc.*	49,840	7,826,375
Fastly, Inc., Class A*	175,618	3,224,347
MongoDB, Inc.*	9,209	3,093,303
Okta, Inc.*	42,686	5,824,505
Snowflake, Inc.*	18,378	4,677,201
Twilio, Inc., Class A*	28,031	5,783,636
Total IT Services		34,819,388
Professional Services – 2.8%
Paycom Software, Inc.	27,665	3,476,937
Paylocity Holding Corp.*	30,010	3,136,946
Total Professional Services		6,613,883
Software — 76.4%
Adobe, Inc.*	12,226	2,506,575
Agilysys, Inc.*	40,311	4,212,499
Alkami Technology, Inc.*(a)	185,849	3,367,584
Appfolio, Inc., Class A*(a)	18,403	2,950,921
Asana, Inc., Class A*(a)	435,425	3,047,975
Atlassian Corp., Class A*	41,630	3,238,398
AvePoint, Inc.*	301,146	3,375,847
Bill Holdings, Inc.*	68,443	2,474,899
BlackLine, Inc.*	87,378	2,452,700
Braze, Inc., Class A*(a)	184,246	3,996,296
C3.ai, Inc., Class A*(a)	304,253	2,765,660
Crowdstrike Holdings, Inc., Class A*	8,166	6,231,801
Datadog, Inc., Class A*	27,413	7,137,249
Docusign, Inc.*	71,078	3,157,285
Investments	Shares	Value
Dynatrace, Inc.*	89,598	$3,934,248
Elastic NV*	54,551	3,110,498
Figma, Inc., Class A*(a)	121,679	2,201,173
Five9, Inc.*	163,453	3,484,818
Freshworks, Inc., Class A*	424,724	4,298,207
Gitlab, Inc., Class A*	120,244	3,671,049
HubSpot, Inc.*	13,571	2,476,843
Intapp, Inc.*	144,861	3,651,946
JFrog Ltd.*	84,006	7,634,465
Klaviyo, Inc., Class A*	183,398	2,769,310
Monday.com Ltd.*	41,840	3,028,798
nCino, Inc.*	202,626	3,312,935
Nutanix, Inc., Class A*	79,578	4,055,295
PagerDuty, Inc.*	481,339	4,644,921
Palantir Technologies, Inc., Class A*	23,426	2,733,111
Palo Alto Networks, Inc.*	21,296	7,262,362
Procore Technologies, Inc.*	60,496	2,457,348
Q2 Holdings, Inc.*	62,354	2,999,227
Qualys, Inc.*	34,229	4,706,145
RingCentral, Inc., Class A	80,200	3,126,196
Rubrik, Inc., Class A*	63,160	5,070,485
SailPoint, Inc.*(a)	223,651	3,274,251
Salesforce, Inc.	17,078	2,675,439
Samsara, Inc., Class A*	118,186	3,832,772
SentinelOne, Inc., Class A*	244,511	4,149,352
ServiceNow, Inc.*	30,420	3,020,098
ServiceTitan, Inc., Class A*(a)	47,631	3,367,988
Sprinklr, Inc., Class A*	565,672	2,918,867
SPS Commerce, Inc.*	54,607	3,121,882
Tenable Holdings, Inc.*	159,313	5,875,463
UiPath, Inc., Class A*(a)	292,595	3,180,508
Weave Communications, Inc.*	585,328	3,506,115
Workday, Inc., Class A*	22,946	2,809,049
Workiva, Inc.*	51,570	2,501,661
Zeta Global Holdings Corp., Class A*(a)	194,441	3,826,599
Zscaler, Inc.*	19,843	2,800,839
Total Software		182,405,952
Total United States		230,217,607
TOTAL COMMON STOCKS (Cost: $351,623,406)		238,750,778
MUTUAL FUND – 0.0%
United States – 0.0%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b) (Cost: $57,296)	57,296	57,296

See Notes to Financial Statements.

WisdomTree Trust    135

Schedule of Investments (concluded) WisdomTree Cloud Computing Fund (WCLD) June 30, 2026
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%
United States – 1.6%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b) (Cost: $3,736,610)	3,736,610	$3,736,610
TOTAL INVESTMENTS IN SECURITIES – 101.6% (Cost: $355,417,312)		242,544,684
Other Liabilities less Assets – (1.6)%		(3,737,139)
NET ASSETS – 100.0%		$238,807,545

*    Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2026 (See Note 2). At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $22,076,721. The Fund also had securities on loan having a total market value of $172,780 that were sold and pending settlement. The total market value of the collateral held by the Fund was $22,367,038. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $18,630,428.

(b)  Rate shown represents annualized 7-day yield as of June 30, 2026.

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$48,300,000	$48,300,000	$—	$—	$—^	$20,241

^     As of June 30, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$238,750,778	$ —	$—	$238,750,778
Mutual Fund	—	57,296	—	57,296
Investment of Cash Collateral for Securities Loaned	—	3,736,610	—	3,736,610
Total Investments in Securities	$238,750,778	$3,793,906	$—	$242,544,684

See Notes to Financial Statements.

136    WisdomTree Trust

Schedule of Investments WisdomTree Cybersecurity Fund (WCBR) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 99.8%
Israel – 2.8%
Software – 2.8%
Check Point Software Technologies Ltd.*	22,189	$2,916,300
Japan – 5.0%
Software – 5.0%
FFRI Security, Inc.	45,300	1,330,919
Trend Micro, Inc.	102,500	3,772,681
Total Japan		5,103,600
South Korea – 0.3%
Software – 0.3%
Ahnlab, Inc.	9,836	333,305
United States – 91.7%
Communications Equipment – 3.7%
F5, Inc.*	9,205	3,828,912
IT Services – 14.4%
Akamai Technologies, Inc.*	24,557	2,902,883
Cloudflare, Inc., Class A*	16,331	4,005,668
Fastly, Inc., Class A*	106,944	1,963,492
Okta, Inc.*	43,865	5,985,379
Total IT Services		14,857,422
Software – 73.6%
CommVault Systems, Inc.*	32,056	4,543,297
Crowdstrike Holdings, Inc., Class A*	10,436	7,964,129
Datadog, Inc., Class A*	27,154	7,069,816
Elastic NV*	50,138	2,858,869
Fortinet, Inc.*	41,049	6,305,947
Netskope, Inc., Class A*(a)	361,727	3,957,293
OneSpan, Inc.	111,924	1,606,109
Palo Alto Networks, Inc.*	20,393	6,954,421
Qualys, Inc.*	26,447	3,636,198
Rapid7, Inc.*	218,885	1,772,969
Rubrik, Inc., Class A*	62,562	5,022,477
SailPoint, Inc.*(a)	223,266	3,268,614
SentinelOne, Inc., Class A*	334,325	5,673,495
Tenable Holdings, Inc.*	171,064	6,308,840
Varonis Systems, Inc.*	107,207	4,498,406
Zscaler, Inc.*	30,370	4,286,726
Total Software		75,727,606
Total United States		94,413,940
TOTAL COMMON STOCKS (Cost: $92,921,562)		102,767,145
MUTUAL FUND – 0.1%
United States – 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b) (Cost: $88,284)	88,284	88,284
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b) (Cost: $22,008)	22,008	$22,008
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $93,031,854)		102,877,437
Other Assets less Liabilities – 0.1%		92,939
NET ASSETS – 100.0%		$102,970,376

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at June 30, 2026 (See Note 2). At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,097,738 and the total market value of the collateral held by the Fund was $5,000,494. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,978,486.

(b)  Rate shown represents annualized 7-day yield as of June 30, 2026.

See Notes to Financial Statements.

WisdomTree Trust    137

Schedule of Investments (concluded) WisdomTree Cybersecurity Fund (WCBR) June 30, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2026 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$6,300,000	$6,300,000	$—	$—	$—^	$498

^     As of June 30, 2026, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$102,767,145	$—	$—	$102,767,145
Mutual Fund	—	88,284	—	88,284
Investment of Cash Collateral for Securities Loaned	—	22,008	—	22,008
Total Investments in Securities	$102,767,145	$110,292	$—	$102,877,437

See Notes to Financial Statements.

138    WisdomTree Trust

Schedule of Investments WisdomTree Physical AI, Humanoids, and Drones Fund (WDRN) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 99.9%
Australia – 3.0%
DroneShield Ltd.*	163,594	$274,278
Electro Optic Systems Holdings Ltd.*	14,989	106,959
Elsight, Ltd.*	31,384	154,374
Total Australia		535,611
Canada – 2.0%
Draganfly, Inc.*	11,508	62,373
Kraken Robotics, Inc.*	63,877	285,449
Total Canada		347,822
France – 1.5%
Dassault Systemes SE	4,190	85,341
Exail Technologies SA*	1,297	178,092
Total France		263,433
Germany – 4.2%
Schaeffler AG	29,566	286,648
Siemens AG, Registered Shares	1,440	462,872
Total Germany		749,520
Israel – 3.0%
Mobileye Global, Inc., Class A*	24,043	232,736
Next Vision Stabilized Systems Ltd.	3,762	303,794
Total Israel		536,530
Italy – 2.0%
Leonardo SpA	6,572	352,583
Japan – 13.8%
Allegro MicroSystems, Inc.*	5,654	393,631
Daifuku Co. Ltd.	2,630	115,298
Daihen Corp.	670	74,410
FANUC Corp.	4,800	217,222
Harmonic Drive Systems, Inc.	13,920	667,201
Kawasaki Heavy Industries Ltd.	4,700	84,515
Keyence Corp.	145	72,319
Kubota Corp.	12,020	198,614
Nabtesco Corp.	7,016	221,930
NIDEC Corp.*	7,060	114,897
Yaskawa Electric Corp.	6,910	298,764
Total Japan		2,458,801
Netherlands – 1.4%
NXP Semiconductors NV	912	256,299
Puerto Rico – 2.5%
Unusual Machines, Inc.*	20,052	447,160
Singapore – 1.3%
STMicroelectronics NV	3,144	231,812
Investments	Shares	Value
South Korea – 6.3%
Doosan Robotics, Inc.*	4,770	$278,016
Hyundai Motor Co.	1,482	473,498
Rainbow Robotics*	842	282,061
Robotis Co., Ltd.*	485	81,392
Total South Korea		1,114,967
Sweden – 1.1%
SKF AB, Class B	7,315	188,050
Switzerland – 0.4%
TE Connectivity PLC	305	61,491
Taiwan – 1.2%
Thunder Tiger Corp.*	40,594	215,990
United States – 56.2%
AeroVironment, Inc.*	2,020	333,441
AIRO Group Holdings, Inc.*	11,073	81,830
Allient, Inc.	4,574	470,802
Amprius Technologies, Inc.*	55,683	771,766
Aurora Innovation, Inc.*	85,171	580,866
Beta Technologies, Inc., Class A*	4,848	81,204
Cognex Corp.	1,826	132,239
Deere & Co.	523	331,755
Intuitive Surgical, Inc.*	556	221,110
Kratos Defense & Security Solutions, Inc.*	5,771	287,742
LightPath Technologies, Inc., Class A*	9,704	158,660
Moog, Inc., Class A	832	352,635
Novanta, Inc.*	1,843	299,008
NVIDIA Corp.	4,099	820,169
Ondas, Inc.*	59,557	490,750
Ouster, Inc.*	5,157	322,416
RBC Bearings, Inc.*	377	242,811
Red Cat Holdings, Inc.*	55,962	595,995
Regal Rexnord Corp.	1,076	256,292
Richtech Robotics, Inc., Class B*	39,158	82,623
Rockwell Automation, Inc.	650	321,802
Samsara, Inc., Class A*	10,887	353,065
Sensata Technologies Holding PLC	2,707	129,232
Serve Robotics, Inc.*	8,302	54,627
Symbotic, Inc.*	2,702	121,455
Teledyne Technologies, Inc.*	549	366,128
Teradyne, Inc.	808	390,943
Tesla, Inc.*	2,420	1,017,852
Textron, Inc.	3,350	307,296
Total United States		9,976,514
TOTAL COMMON STOCKS (Cost: $18,824,919)		17,736,583

See Notes to Financial Statements.

WisdomTree Trust    139

Schedule of Investments (concluded) WisdomTree Physical AI, Humanoids, and Drones Fund (WDRN) June 30, 2026
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(a) (Cost: $24,001)	24,001	$24,001
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $18,848,920)		17,760,584
Other Assets less Liabilities – 0.0%		8,137
NET ASSETS – 100.0%		$17,768,721

*     Non-income producing security.

(a)   Rate shown represents annualized 7-day yield as of June 30, 2026.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$17,736,583	$ —	$—	$17,736,583
Mutual Fund	—	24,001	—	24,001
Total Investments in Securities	$17,736,583	$24,001	$—	$17,760,584

See Notes to Financial Statements.

140    WisdomTree Trust

Schedule of Investments WisdomTree Quantum Computing Fund (WQTM) June 30, 2026
Investments	Shares	Value
COMMON STOCKS – 99.9%
Canada – 9.7%
BTQ Technologies Corp.*(a)	763,560	$4,115,588
D-Wave Quantum, Inc.*(a)	757,139	18,163,765
Quantum Emotion Corp.*(a)	791,281	2,465,172
Xanadu Quantum Technologies Ltd., Class B*(a)	596,274	7,220,878
Total Canada		31,965,403
Finland – 1.8%
Nokia OYJ	456,538	6,031,247
Germany – 3.6%
Deutsche Telekom AG, Registered Shares	217,601	5,933,480
Infineon Technologies AG	61,370	5,730,321
Total Germany		11,663,801
Japan – 8.5%
Fujitsu Ltd.	410,545	8,202,059
Hitachi Ltd.	236,381	6,502,750
NEC Corp.	272,061	6,570,309
NTT, Inc.	7,333,330	6,542,580
Total Japan		27,817,698
Luxembourg – 0.7%
SES SA	294,760	2,414,599
Netherlands – 3.2%
ASML Holding NV	3,058	6,018,379
NXP Semiconductors NV	16,543	4,649,079
Total Netherlands		10,667,458
Poland – 0.3%
Creotech Quantum SA*	13,850	1,098,022
Singapore – 1.7%
STMicroelectronics NV	75,741	5,587,089
South Korea – 1.8%
SK Telecom Co. Ltd.	101,234	5,776,212
Switzerland – 1.2%
SEALSQ Corp.*(a)	1,242,194	3,912,911
Taiwan – 1.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	68,000	5,144,319
United Kingdom – 0.9%
Arqit Quantum, Inc.*(a)	99,144	2,946,560
United States – 64.9%
Advanced Micro Devices, Inc.*	14,156	8,223,362
Aeluma, Inc.*(a)	64,181	1,417,116
Alphabet, Inc., Class A	22,657	8,096,932
Amazon.com, Inc.*	33,980	8,098,793
Applied Materials, Inc.	11,136	8,051,328
Cadence Design Systems, Inc.*	13,799	5,179,041
Ciena Corp.*	8,228	4,036,328
Investments	Shares	Value
Cisco Systems, Inc.	60,460	$7,101,631
Coherent Corp.*	12,029	4,745,080
Corning, Inc.	23,328	5,958,671
Dell Technologies, Inc., Class C	19,720	8,508,391
FormFactor, Inc.*	38,276	6,121,481
GLOBALFOUNDRIES, Inc.	66,501	5,480,347
Infleqtion, Inc.*(a)	645,897	8,603,348
Intel Corp.*	71,740	10,017,056
International Business Machines Corp.	41,522	11,676,402
IonQ, Inc.*(a)	293,191	15,615,353
Keysight Technologies, Inc.*	13,557	4,745,899
Lam Research Corp.	16,402	7,107,479
Microsoft Corp.	22,172	8,270,599
NVIDIA Corp.	38,278	7,659,045
Quantinuum, Inc., Class A*(a)	287,677	23,514,718
Quantum Computing, Inc.*(a)	943,348	9,150,476
Rigetti Computing, Inc.*(a)	874,619	16,897,639
SkyWater Technology, Inc.*	135,677	4,724,273
Synopsys, Inc.*	9,517	4,245,249
Total United States		213,246,037
TOTAL COMMON STOCKS (Cost: $310,157,926)		328,271,356
MUTUAL FUND – 0.1%
United States – 0.1%
BNY Dreyfus Treasury Obligations Cash Management, Institutional Shares, 3.52%(b) (Cost: $211,367)	211,367	211,367
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 9.5%
United States – 9.5%
BNY Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.60%(b)	16,318,622	16,318,622
WisdomTree Treasury Money Market Digital Fund, 3.45%(b)(c)	15,000,000	15,000,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $31,318,622)		31,318,622
TOTAL INVESTMENTS IN SECURITIES – 109.5% (Cost: $341,687,915)		359,801,345
Other Liabilities less Assets – (9.5)%		(31,242,123)
NET ASSETS – 100.0%		$328,559,222

*     Non-income producing security.

(a)  Security, or portion thereof, was on loan at June 30, 2026 (See Note 2). At June 30, 2026, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $44,734,007 and the total market value of the collateral held by the Fund was $45,749,193. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,430,571.

(b)  Rate shown represents annualized 7-day yield as of June 30, 2026.

(c)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

See Notes to Financial Statements.

WisdomTree Trust    141

Schedule of Investments (concluded) WisdomTree Quantum Computing Fund (WQTM) June 30, 2026

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the fiscal year ended June 30, 2026 were as follows:

Affiliate	Value at 10/9/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2026	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$43,900,000	$28,900,000	$—	$—	$15,000,000	$30,852

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$328,271,355	$—	$—	$328,271,356
Mutual Fund	—	211,367	—	211,367
Investment of Cash Collateral for Securities Loaned	—	31,318,622	—	31,318,622
Total Investments in Securities	$328,271,355	$31,529,989	$—	$359,801,345

See Notes to Financial Statements.

142    WisdomTree Trust

Statements of Assets and Liabilities WisdomTree Trust June 30, 2026
	WisdomTree U.S. Adaptive Moving Average Fund	WisdomTree Dynamic International Equity Fund	WisdomTree Dynamic International SmallCap Equity Fund	WisdomTree International Adaptive Moving Average Fund
ASSETS:
Investments in securities, at cost	$180,747,723	$1,165,849,694	$349,792,675	$61,964,167
Investments in affiliates, at cost (Note 3)	—	7,300,000	5,800,000	—
Foreign currency, at cost	—	680,674	306,218	56,626
Investments in securities, at value[1,2] (Note 2)	187,341,487	1,442,549,484	427,844,566	67,749,997
Investments in affiliates, at value (Note 3)	—	7,300,000	5,800,000	—
Foreign currency, at value	—	682,413	306,180	56,568
Unrealized appreciation on foreign currency contracts	—	8,361,996	3,622,315	—
Receivables:
Investment securities sold	—	—	14,588	79,798
Capital shares sold	1,046,727	95,081	—	7,271
Dividends	70,376	2,976,881	567,275	81,272
Securities lending income	—	29,670	52,563	—
Foreign tax reclaims	—	2,645,296	1,178,053	60,886
Other (Note 6)	—	384,393	285,641	—
Total Assets	188,458,590	1,465,025,214	439,671,181	68,035,792
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	33,511	16,342	—
Payables:
Cash collateral received for securities loaned (Note 2)	—	15,187,160	12,089,381	—
Investment securities purchased	1,044,915	3,903,884	1,588,804	8,900
Advisory fees (Note 3)	48,851	469,555	171,949	23,235
Service fees (Note 2)	671	5,179	1,586	243
Other (Note 6)	—	115,427	85,855	—
Total Liabilities	1,094,437	19,714,716	13,953,917	32,378
NET ASSETS	$187,364,153	$1,445,310,498	$425,717,264	$68,003,414
NET ASSETS:
Paid-in capital	$173,007,205	$1,238,586,853	$367,779,800	$62,290,890
Total distributable earnings (loss)	14,356,948	206,723,645	57,937,464	5,712,524
NET ASSETS	$187,364,153	$1,445,310,498	$425,717,264	$68,003,414
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	7,160,000	31,400,000	9,650,000	1,625,000
Net asset value per share	$26.17	$46.03	$44.12	$41.85
[1] Includes market value of securities out on loan of:	$—	$25,360,762	$21,936,222	$—
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    143

Statements of Assets and Liabilities (continued) WisdomTree Trust June 30, 2026
	WisdomTree True Emerging Markets Fund	WisdomTree U.S. Corporate Bond Fund	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short-Term Corporate Bond Fund
ASSETS:
Investments in securities, at cost	$73,068,796	$17,939,790	$233,617,578	$53,195,849
Foreign currency, at cost	85,064	—	—	—
Investments in securities, at value[1,2] (Note 2)	79,736,159	17,698,231	234,511,429	52,959,740
Cash	—	—	793,905	—
Foreign currency, at value	84,506	—	—	—
Unrealized appreciation on foreign currency contracts	41	—	—	—
Receivables:
Investment securities sold	6,815	—	525,158	—
Dividends	157,261	813	9,830	2,278
Securities lending income	1,733	310	6,633	775
Interest	—	210,942	3,991,432	626,647
Foreign tax reclaims	25,167	—	—	—
Foreign capital gains tax refund	366	—	—	—
Total Assets	80,012,048	17,910,296	239,838,387	53,589,440
LIABILITIES:
Unrealized depreciation on foreign currency contracts	15	—	—	—
Payables:
Cash collateral received for securities loaned (Note 2)	991,731	161,160	878,600	412,550
Investment securities purchased	152,220	—	793,905	—
Advisory fees (Note 3)	20,764	2,630	73,531	8,449
Service fees (Note 2)	285	64	852	207
Foreign capital gains tax	228,306	—	—	—
Total Liabilities	1,393,321	163,854	1,746,888	421,206
NET ASSETS	$78,618,727	$17,746,442	$238,091,499	$53,168,234
NET ASSETS:
Paid-in capital	$73,978,762	$21,133,457	$257,233,056	$55,263,047
Total distributable earnings (loss)	4,639,965	(3,387,015)	(19,141,557)	(2,094,813)
NET ASSETS	$78,618,727	$17,746,442	$238,091,499	$53,168,234
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,500,000	400,000	5,200,000	1,100,000
Net asset value per share	$31.45	$44.37	$45.79	$48.33
[1] Includes market value of securities out on loan of:	$902,943	$1,474,019	$18,171,316	$4,757,660
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

144    WisdomTree Trust

Statements of Assets and Liabilities (continued) WisdomTree Trust June 30, 2026
	WisdomTree Efficient Long/Short U.S. Equity Fund	WisdomTree Efficient U.S. Plus International Equity Fund	WisdomTree Emerging Markets Efficient Core Fund	WisdomTree International Efficient Core Fund
ASSETS:
Investments in securities, at cost	$11,810,902	$32,484,720	$36,489,960	$328,940,152
Foreign currency, at cost	—	—	59,944	207,247
Investments in securities, at value[1,2] (Note 2)	11,808,317	34,364,338	56,524,519	479,615,009
Cash	—	92,467	—	—
Deposits at broker for futures contracts	—	1,093,000	652,000	5,432,000
Foreign currency, at value	—	—	59,437	204,537
Unrealized appreciation on foreign currency contracts	—	—	—	774
Receivables:
Investment securities sold[3]	—	—	—	12,881,040
Dividends	3,732	18,266	238,890	756,710
Securities lending income	—	—	799	1,480
Due from broker for swap contract	59,805	—	—	—
Foreign tax reclaims	—	—	970	1,589,308
Net variation margin on futures contracts	74,400	104,996	—	—
Total Assets	11,946,254	35,673,067	57,476,615	500,480,858
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	—	27	2,667
Payables:
Cash collateral received for securities loaned (Note 2)	—	—	78,787	2,287,003
Capital shares redeemed	—	—	—	11,672,110
Advisory fees (Note 3)	8,567	9,535	15,173	106,253
Service fees (Note 2)	43	120	209	1,798
Net variation margin on futures contracts	—	—	99,594	856,425
Foreign capital gains tax	—	—	146,067	—
Total Liabilities	8,610	9,655	339,857	14,926,256
NET ASSETS	$11,937,644	$35,663,412	$57,136,758	$485,554,602
NET ASSETS:
Paid-in capital	$9,905,847	$33,188,669	$46,953,485	$369,915,902
Total distributable earnings (loss)	2,031,797	2,474,743	10,183,273	115,638,700
NET ASSETS	$11,937,644	$35,663,412	$57,136,758	$485,554,602
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	200,000	775,000	1,200,000	10,400,000
Net asset value per share	$59.69	$46.02	$47.61	$46.69
[1] Includes market value of securities out on loan of:	$—	$—	$737,977	$3,229,388
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$—	$—	$—	$53,948

See Notes to Financial Statements.

WisdomTree Trust    145

Statements of Assets and Liabilities (continued) WisdomTree Trust June 30, 2026
	WisdomTree U.S. Efficient Core Fund	WisdomTree Artificial Intelligence and Innovation Fund	WisdomTree BioRevolution Fund	WisdomTree Cloud Computing Fund
ASSETS:
Investments in securities, at cost	$813,892,995	$420,168,408	$1,938,499	$355,417,312
Foreign currency, at cost	—	131,483	422	—
Investments in securities, at value[1,2] (Note 2)	1,350,763,907	668,705,347	2,676,513	242,544,684
Cash	—	5	—	—
Deposits at broker for futures contracts	14,874,800	—	—	—
Foreign currency, at value	—	130,753	419	—
Receivables:
Investment securities sold[3]	1,736	4,711,334	—	6,495,954
Capital shares sold	724	—	—	—
Dividends	831,589	103,312	319	8,638
Securities lending income	747	749	68	2,249
Foreign tax reclaims	—	11,093	845	—
Total Assets	1,366,473,503	673,662,593	2,678,164	249,051,525
LIABILITIES:
Unrealized depreciation on foreign currency contracts	—	174	0^	—
Payables:
Cash collateral received for securities loaned (Note 2)	201,036	3,934,823	—	3,736,610
Capital shares redeemed	1,736	4,714,721	—	6,410,939
Advisory fees (Note 3)	224,471	236,636	895	95,493
Service fees (Note 2)	4,938	2,314	9	938
Net variation margin on futures contracts	2,356,426	—	—	—
Total Liabilities	2,788,607	8,888,668	904	10,243,980
NET ASSETS	$1,363,684,896	$664,773,925	$2,677,260	$238,807,545
NET ASSETS:
Paid-in capital	$1,006,614,085	$448,783,044	$3,820,275	$879,217,972
Total distributable earnings (loss)	357,070,811	215,990,881	(1,143,015)	(640,410,427)
NET ASSETS	$1,363,684,896	$664,773,925	$2,677,260	$238,807,545
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	23,100,000	14,100,000	130,000	7,450,000
Net asset value per share	$59.03	$47.15	$20.59	$32.05
[1] Includes market value of securities out on loan of:	$6,376,399	$3,943,745	$830,077	$22,076,721
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$—	$—	$—	$172,780
^ Amount represents less than $1.
See Notes to Financial Statements.

146    WisdomTree Trust

Statements of Assets and Liabilities (concluded) WisdomTree Trust June 30, 2026
	WisdomTree Cybersecurity Fund	WisdomTree Physical AI, Humanoids, and Drones Fund	WisdomTree Quantum Computing Fund
ASSETS:
Investments in securities, at cost	$93,031,854	$18,848,920	$326,687,915
Investments in affiliates, at cost (Note 3)	—	—	15,000,000
Foreign currency, at cost	5,973	2,316	44,464
Investments in securities, at value[1,2] (Note 2)	102,877,437	17,760,584	344,801,345
Investments in affiliates, at value (Note 3)	—	—	15,000,000
Foreign currency, at value	5,944	1,572	44,272
Receivables:
Investment securities sold	112,383	—	—
Capital shares sold	—	1,834	169,663
Dividends	212	9,564	35,234
Securities lending income	20,319	—	99,926
Foreign tax reclaims	11,584	233	3,640
Total Assets	103,027,879	17,773,787	360,154,080
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	22,008	—	31,318,622
Investment securities purchased	—	—	169,663
Capital shares redeemed	79	—	1,722
Advisory fees (Note 3)	35,073	5,017	103,827
Service fees (Note 2)	343	49	1,024
Total Liabilities	57,503	5,066	31,594,858
NET ASSETS	$102,970,376	$17,768,721	$328,559,222
NET ASSETS:
Paid-in capital	$103,773,808	$18,865,242	$312,689,535
Total distributable earnings (loss)	(803,432)	(1,096,521)	15,869,687
NET ASSETS	$102,970,376	$17,768,721	$328,559,222
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,840,000	600,000	8,700,000
Net asset value per share	$36.26	$29.61	$37.77
[1] Includes market value of securities out on loan of:	$5,097,738	$—	$44,734,007
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

WisdomTree Trust    147

Statements of Operations WisdomTree Trust For the Year Ended June 30, 2026
	WisdomTree U.S. Adaptive Moving Average Fund[1]	WisdomTree Dynamic International Equity Fund	WisdomTree Dynamic International SmallCap Equity Fund	WisdomTree International Adaptive Moving Average Fund[1]
INVESTMENT INCOME:
Dividends	$513,019	$40,875,687	$18,533,337	$893,407
Interest	449,583	—	—	—
Other income (Note 6)	—	250,841	260,036	—
Securities lending income, net (Note 2)[2]	—	182,268	677,206	—
Less: Foreign withholding taxes on dividends	(63)	(3,867,712)	(1,807,660)	(107,685)
Total investment income	962,539	37,441,084	17,662,919	785,722
EXPENSES:
Advisory fees (Note 3)	146,894	4,371,927	2,109,882	69,364
Service fees (Note 2)	2,019	48,092	19,341	727
Other fees (Note 6)	—	75,252	78,011	—
Total expenses	148,913	4,495,271	2,207,234	70,091
Expense waivers – contractual (Note 3)	—	(5,316)	(11,522)	—
Net expenses	148,913	4,489,955	2,195,712	70,091
Net investment income	813,626	32,951,129	15,467,207	715,631
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(503,181)	(13,550,208)	2,313,592	(99,363)
In-kind redemptions	53,646	5,048,761	51,058,980	—
Futures contracts	8,235,939	—	—	—
Foreign currency contracts	—	(9,587,255)	(4,907,607)	(5,344)
Foreign currency related transactions	—	80,858	(109,434)	502
Net realized gain (loss)	7,786,404	(18,007,844)	48,355,531	(104,205)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	6,593,764	162,096,246	(4,746,907)	5,785,830
Foreign currency contracts	—	10,472,366	4,884,588	—
Translation of assets and liabilities denominated in foreign currencies	—	(118,906)	(47,173)	(2,232)
Net increase in unrealized appreciation/depreciation	6,593,764	172,449,706	90,508	5,783,598
Net realized and unrealized gain on investments	14,380,168	154,441,862	48,446,039	5,679,393
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,193,794	$187,392,991	$63,913,246	$6,395,024
[1] For the period March 12, 2026 (commencement of operations) through June 30, 2026.
[2] Includes securities lending income from affiliate of:	$—	$96,027	$216,818	$—

See Notes to Financial Statements.

148    WisdomTree Trust

Statements of Operations (continued) WisdomTree Trust For the Year Ended June 30, 2026
	WisdomTree True Emerging Markets Fund	WisdomTree U.S. Corporate Bond Fund	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short-Term Corporate Bond Fund
INVESTMENT INCOME:
Dividends	$2,639,197	$11,337	$165,274	$10,789
Interest	—	883,040	13,831,782	2,362,759
Securities lending income, net (Note 2)[1]	33,923	6,715	80,441	9,175
Less: Foreign withholding taxes on dividends	(319,187)	—	—	—
Total investment income	2,353,933	901,092	14,077,497	2,382,723
EXPENSES:
Advisory fees (Note 3)	288,203	32,335	807,747	92,717
Service fees (Note 2)	3,960	791	9,353	2,266
Total expenses	292,163	33,126	817,100	94,983
Expense waivers – contractual (Note 3)	(28)	—	(1,562)	—
Net expenses	292,135	33,126	815,538	94,983
Net investment income	2,061,798	867,966	13,261,959	2,287,740
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[2]	8,432,523	(35,521)	684,184	145,147
In-kind redemptions	2,725,131	—	115,039	109,079
Foreign currency contracts	(243,941)	—	—	—
Foreign currency related transactions	90,719	—	—	—
Net realized gain (loss)	11,004,432	(35,521)	799,223	254,226
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[3]	(10,196,962)	(98,961)	(2,330,721)	(927,721)
Foreign currency contracts	26	—	—	—
Translation of assets and liabilities denominated in foreign currencies	(581)	—	—	—
Net decrease in unrealized appreciation/depreciation	(10,197,517)	(98,961)	(2,330,721)	(927,721)
Net realized and unrealized gain (loss) on investments	806,915	(134,482)	(1,531,498)	(673,495)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,868,713	$733,484	$11,730,461	$1,614,245
[1] Includes securities lending income from affiliate of:	$510	$—	$27,882	$—
[2] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$(267,393)	$—	$—	$—
[3] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$(424,802)	$—	$—	$—

See Notes to Financial Statements.

WisdomTree Trust    149

Statements of Operations (continued) WisdomTree Trust For the Year Ended June 30, 2026
	WisdomTree Efficient Long/Short U.S. Equity Fund[3]	WisdomTree Efficient U.S. Plus International Equity Fund[4]	WisdomTree Emerging Markets Efficient Core Fund	WisdomTree International Efficient Core Fund
INVESTMENT INCOME:
Dividends	$12,156	$76,402	$1,022,630	$13,934,939
Interest	178,490	3,045	15,516	157,693
Securities lending income, net (Note 2)	—	—	3,131	11,993
Less: Foreign withholding taxes on dividends	—	(12)	(109,851)	(1,187,376)
Total investment income	190,646	79,435	931,426	12,917,249
EXPENSES:
Advisory fees (Note 3)	46,703	20,745	133,750	1,186,112
Service fees (Note 2)	234	260	1,839	20,073
Total expenses	46,937	21,005	135,589	1,206,185
Net investment income	143,709	58,430	795,837	11,711,064
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	(172)	(148,593)	(278,889)	(1,579,671)
In-kind redemptions	—	—	—	5,326,853
Futures contracts	591,521	741,856	(317,410)	(1,637,734)
Swap contracts	978,101	—	—	—
Foreign currency contracts	—	—	(7,668)	(114,486)
Foreign currency related transactions	—	(1,282)	655	49,658
Net realized gain (loss)	1,569,450	591,981	(603,312)	2,044,620
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[2]	(2,585)	1,879,618	16,666,954	66,019,904
Futures contracts	321,223	(285)	(101,854)	(2,360,685)
Swap contracts	—	—	—	—
Foreign currency contracts	—	—	(28)	(1,893)
Translation of assets and liabilities denominated in foreign currencies	—	(4,626)	(229)	(67,537)
Net increase in unrealized appreciation/depreciation	318,638	1,874,707	16,564,843	63,589,789
Net realized and unrealized gain on investments	1,888,088	2,466,688	15,961,531	65,634,409
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,031,797	$2,525,118	$16,757,368	$77,345,473
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$—	$—	$(15,097)	$—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$—	$(84,573)	$—
[3] For the period January 22, 2026 (commencement of operations) through June 30, 2026.
[4] For the period March 19, 2026 (commencement of operations) through June 30, 2026.

See Notes to Financial Statements.

150    WisdomTree Trust

Statements of Operations (continued) WisdomTree Trust For the Year Ended June 30, 2026
	WisdomTree U.S. Efficient Core Fund	WisdomTree Artificial Intelligence and Innovation Fund	WisdomTree BioRevolution Fund	WisdomTree Cloud Computing Fund
INVESTMENT INCOME:
Dividends	$16,945,111	$1,745,743	$17,639	$93,625
Interest	442,128	—	—	—
Securities lending income, net (Note 2)[1]	10,457	52,199	2,818	28,226
Less: Foreign withholding taxes on dividends	(1,456)	(110,267)	(1,171)	—
Total investment income	17,396,240	1,687,675	19,286	121,851
EXPENSES:
Advisory fees (Note 3)	2,551,016	1,858,557	10,742	1,274,585
Service fees (Note 2)	56,122	18,172	105	12,463
Total expenses	2,607,138	1,876,729	10,847	1,287,048
Expense waivers – contractual (Note 3)	—	(518)	—	(1,212)
Net expenses	2,607,138	1,876,211	10,847	1,285,836
Net investment income (loss)	14,789,102	(188,536)	8,439	(1,163,985)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(4,641,292)	3,352,149	(243,651)	(23,310,156)
In-kind redemptions	48,564,893	96,745,062	124,309	41,487,754
Futures contracts	(2,971,585)	—	—	—
Foreign currency contracts	—	(457,903)	(162)	—
Foreign currency related transactions	—	409,534	143	—
Net realized gain (loss)	40,952,016	100,048,842	(119,361)	18,177,598
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	177,718,462	196,505,380	1,242,999	(49,621,276)
Futures contracts	(6,902,780)	—	—	—
Foreign currency contracts	—	(174)	—	—
Translation of assets and liabilities denominated in foreign currencies	—	(2,222)	(19)	—
Net increase (decrease) in unrealized appreciation/depreciation	170,815,682	196,502,984	1,242,980	(49,621,276)
Net realized and unrealized gain (loss) on investments	211,767,698	296,551,826	1,123,619	(31,443,678)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$226,556,800	$296,363,290	$1,132,058	$(32,607,663)
[1] Includes securities lending income from affiliate of:	$—	$10,658	$—	$20,241
See Notes to Financial Statements.

WisdomTree Trust    151

Statements of Operations (concluded) WisdomTree Trust For the Year Ended June 30, 2026
	WisdomTree Cybersecurity Fund	WisdomTree Physical AI, Humanoids, and Drones Fund[1]	WisdomTree Quantum Computing Fund[2]
INVESTMENT INCOME:
Dividends	$225,154	$12,682	$230,416
Interest	—	154	—
Securities lending income, net (Note 2)[3]	620,860	—	120,831
Less: Foreign withholding taxes on dividends	(14,997)	(1,405)	(18,057)
Total investment income	831,017	11,431	333,190
EXPENSES:
Advisory fees (Note 3)	494,968	5,386	194,235
Service fees (Note 2)	4,840	52	1,898
Total expenses	499,808	5,438	196,133
Expense waivers – contractual (Note 3)	(28)	—	(1,687)
Net expenses	499,780	5,438	194,446
Net investment income	331,237	5,993	138,744
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(2,145,943)	(12,585)	(2,376,466)
In-kind redemptions	17,570,603	—	1,567,946
Foreign currency contracts	(48,589)	(11,041)	(21,345)
Foreign currency related transactions	39,807	7,391	15,639
Net realized gain (loss)	15,415,878	(16,235)	(814,226)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(9,504,961)	(1,088,336)	18,113,430
Translation of assets and liabilities denominated in foreign currencies	(610)	2,057	(341)
Net increase (decrease) in unrealized appreciation/depreciation	(9,505,571)	(1,086,279)	18,113,089
Net realized and unrealized gain (loss) on investments	5,910,307	(1,102,514)	17,298,863
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,241,544	$(1,096,521)	$17,437,607
[1] For the period May 14, 2026 (commencement of operations) through June 30, 2026.
[2] For the period October 9, 2025 (commencement of operations) through June 30, 2026.
[3] Includes securities lending income from affiliate of:	$498	$—	$30,852

See Notes to Financial Statements.

152    WisdomTree Trust

Statements of Changes in Net Assets WisdomTree Trust
	WisdomTree U.S. Adaptive Moving Average Fund	WisdomTree Dynamic International Equity Fund
	For the Period March 12, 2026* through June 30, 2026	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$813,626	$32,951,129	$14,383,413
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	7,786,404	(18,007,844)	(2,722,965)
Net increase in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	6,593,764	172,449,706	65,868,490
Net increase in net assets resulting from operations	15,193,794	187,392,991	77,528,938
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(783,200)	(32,953,121)	(14,206,404)
Total distributions to shareholders	(783,200)	(32,953,121)	(14,206,404)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	174,004,247	642,906,565	329,045,671
Cost of shares redeemed	(1,050,788)	(14,713,128)	(12,382,456)
Net increase in net assets resulting from capital share transactions	172,953,459	628,193,437	316,663,215
Net Increase in Net Assets	187,364,053	782,633,307	379,985,749
NET ASSETS:
Beginning of period	$100	$662,677,191	$282,691,442
End of period	$187,364,153	$1,445,310,498	$662,677,191
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	4	16,800,000	8,350,000
Shares created	7,200,000	14,950,000	8,800,000
Shares redeemed	(40,004)	(350,000)	(350,000)
Shares outstanding, end of period	7,160,000	31,400,000	16,800,000

*     Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    153

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Dynamic International SmallCap Equity Fund		WisdomTree International Adaptive Moving Average Fund
	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Period March 12, 2026* through June 30, 2026
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$15,467,207	$15,456,803	$715,631
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	48,355,531	8,241,713	(104,205)
Net increase in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	90,508	51,967,669	5,783,598
Net increase in net assets resulting from operations	63,913,246	75,666,185	6,395,024
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(16,189,350)	(16,194,224)	(682,500)
Total distributions to shareholders	(16,189,350)	(16,194,224)	(682,500)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	75,720,885	108,527,414	62,290,890
Cost of shares redeemed	(122,830,839)	(30,588,750)	(120)
Net increase (decrease) in net assets resulting from capital share transactions	(47,109,954)	77,938,664	62,290,770
Net Increase in Net Assets	613,942	137,410,625	68,003,294
NET ASSETS:
Beginning of period	$425,103,322	$287,692,697	$120
End of period	$425,717,264	$425,103,322	$68,003,414
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	10,750,000	8,500,000	3
Shares created	1,800,000	3,100,000	1,625,000
Shares redeemed	(2,900,000)	(850,000)	(3)
Shares outstanding, end of period	9,650,000	10,750,000	1,625,000

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

154    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree True Emerging Markets Fund		WisdomTree U.S. Corporate Bond Fund
	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$2,061,798	$1,059,083	$867,966	$861,189
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	11,004,432	(1,308,726)	(35,521)	(50,079)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(10,197,517)	8,572,633	(98,961)	392,802
Net increase in net assets resulting from operations	2,868,713	8,322,990	733,484	1,203,912
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(10,062,722)	(1,102,118)	(867,712)	(872,136)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,441,653	27,061,982	—	—
Cost of shares redeemed	(22,433,775)	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(2,992,122)	27,061,982	—	—
Net Increase (Decrease) in Net Assets	(10,186,131)	34,282,854	(134,228)	331,776
NET ASSETS:
Beginning of year	$88,804,858	$54,522,004	$17,880,670	$17,548,894
End of year	$78,618,727	$88,804,858	$17,746,442	$17,880,670
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	2,600,000	1,700,000	400,000	400,000
Shares created	600,000	900,000	—	—
Shares redeemed	(700,000)	—	—	—
Shares outstanding, end of year	2,500,000	2,600,000	400,000	400,000

See Notes to Financial Statements.

WisdomTree Trust    155

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. High Yield Corporate Bond Fund		WisdomTree U.S. Short-Term Corporate Bond Fund
	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$13,261,959	$13,515,344	$2,287,740	$2,099,487
Net realized gain (loss) on investments	799,223	(4,101,341)	254,226	(20,962)
Net increase (decrease) in net unrealized appreciation/depreciation on investments	(2,330,721)	10,216,863	(927,721)	1,094,516
Net increase in net assets resulting from operations	11,730,461	19,630,866	1,614,245	3,173,041
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(13,208,368)	(13,612,992)	(2,292,300)	(2,111,990)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	45,874,039	4,404,390	19,658,173	14,508,469
Cost of shares redeemed	(4,596,839)	(35,709,519)	(14,580,184)	(14,430,371)
Net increase (decrease) in net assets resulting from capital share transactions	41,277,200	(31,305,129)	5,077,989	78,098
Net Increase (Decrease) in Net Assets	39,799,293	(25,287,255)	4,399,934	1,139,149
NET ASSETS:
Beginning of year	$198,292,206	$223,579,461	$48,768,300	$47,629,151
End of year	$238,091,499	$198,292,206	$53,168,234	$48,768,300
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	4,300,000	5,000,000	1,000,000	1,000,000
Shares created	1,000,000	100,000	400,000	300,000
Shares redeemed	(100,000)	(800,000)	(300,000)	(300,000)
Shares outstanding, end of year	5,200,000	4,300,000	1,100,000	1,000,000

See Notes to Financial Statements.

156    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Efficient Long/Short U.S. Equity Fund	WisdomTree Efficient U.S. Plus International Equity Fund
	For the Period January 22, 2026* through June 30, 2026	For the Period March 19, 2026* through June 30, 2026
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$143,709	$58,430
Net realized gain on investments, futures contracts, swap contracts and foreign currency related transactions	1,569,450	591,981
Net increase in net unrealized appreciation/depreciation on investments, futures contracts, swap contracts and translation of assets and liabilities denominated in foreign currencies	318,638	1,874,707
Net increase in net assets resulting from operations	2,031,797	2,525,118
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(50,375)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	14,304,008	33,188,669
Cost of shares redeemed	(4,398,261)	(120)
Net increase in net assets resulting from capital share transactions	9,905,747	33,188,549
Net Increase in Net Assets	11,937,544	35,663,292
NET ASSETS:
Beginning of period	$100	$120
End of period	$11,937,644	$35,663,412
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	2	3
Shares created	280,000	775,000
Shares redeemed	(80,002)	(3)
Shares outstanding, end of period	200,000	775,000

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    157

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Emerging Markets Efficient Core Fund		WisdomTree International Efficient Core Fund
	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$795,837	$729,911	$11,711,064	$9,762,497
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(603,312)	(452,866)	2,044,620	(3,438,813)
Net increase in net unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	16,564,843	3,916,583	63,589,789	47,250,266
Net increase in net assets resulting from operations	16,757,368	4,193,628	77,345,473	53,573,950
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(1,246,084)	(1,010,717)	(17,067,703)	(10,447,464)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	10,283,433	1,496,159	30,976,929	33,826,894
Cost of shares redeemed	—	—	(11,672,110)	—
Net increase in net assets resulting from capital share transactions	10,283,433	1,496,159	19,304,819	33,826,894
Net Increase in Net Assets	25,794,717	4,679,070	79,582,589	76,953,380
NET ASSETS:
Beginning of year	$31,342,041	$26,662,971	$405,972,013	$329,018,633
End of year	$57,136,758	$31,342,041	$485,554,602	$405,972,013
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	950,000	900,000	9,950,000	9,050,000
Shares created	250,000	50,000	700,000	900,000
Shares redeemed	—	—	(250,000)	—
Shares outstanding, end of year	1,200,000	950,000	10,400,000	9,950,000
See Notes to Financial Statements.

158    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree U.S. Efficient Core Fund		WisdomTree Artificial Intelligence and Innovation Fund
	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$14,789,102	$14,507,373	$(188,536)	$348,562
Net realized gain on investments, futures contracts, foreign currency contracts and foreign currency related transactions	40,952,016	31,004,180	100,048,842	2,029,738
Net increase in net unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	170,815,682	118,913,330	196,502,984	23,376,189
Net increase in net assets resulting from operations	226,556,800	164,424,883	296,363,290	25,754,489
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(14,967,400)	(14,624,700)	(7,685,440)	(385,572)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	47,051,943	43,334,214	418,362,305	6,827,578
Cost of shares redeemed	(100,513,509)	(71,485,528)	(253,142,316)	(113,879,491)
Net increase (decrease) in net assets resulting from capital share transactions	(53,461,566)	(28,151,314)	165,219,989	(107,051,913)
Net Increase (Decrease) in Net Assets	158,127,834	121,648,869	453,897,839	(81,682,996)
NET ASSETS:
Beginning of year	$1,205,557,062	$1,083,908,193	$210,876,086	$292,559,082
End of year	$1,363,684,896	$1,205,557,062	$664,773,925	$210,876,086
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	24,100,000	24,700,000	8,600,000	14,000,000
Shares created	850,000	950,000	13,650,000	300,000
Shares redeemed	(1,850,000)	(1,550,000)	(8,150,000)	(5,700,000)
Shares outstanding, end of year	23,100,000	24,100,000	14,100,000	8,600,000

See Notes to Financial Statements.

WisdomTree Trust    159

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree BioRevolution Fund		WisdomTree Cloud Computing Fund
	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$8,439	$11,504	$(1,163,985)	$(1,840,906)
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(119,361)	(480,408)	18,177,598	(115,039,053)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts, written options, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	1,242,980	137,793	(49,621,276)	165,615,711
Net increase (decrease) in net assets resulting from operations	1,132,058	(331,111)	(32,607,663)	48,735,752
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(115,578)	(16,065)	—	—
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	409,075,620	106,815,901
Cost of shares redeemed	(357,992)	—	(515,442,995)	(268,452,180)
Net decrease in net assets resulting from capital share transactions	(357,992)	—	(106,367,375)	(161,636,279)
Net Increase (Decrease) in Net Assets	658,488	(347,176)	(138,975,038)	(112,900,527)
NET ASSETS:
Beginning of year	$2,018,772	$2,365,948	$377,782,583	$490,683,110
End of year	$2,677,260	$2,018,772	$238,807,545	$377,782,583
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of year	150,000	150,000	10,450,000	15,525,000
Shares created	—	—	13,475,000	2,875,000
Shares redeemed	(20,000)	—	(16,475,000)	(7,950,000)
Shares outstanding, end of year	130,000	150,000	7,450,000	10,450,000

See Notes to Financial Statements.

160    WisdomTree Trust

Statements of Changes in Net Assets (continued) WisdomTree Trust
	WisdomTree Cybersecurity Fund		WisdomTree Physical AI, Humanoids, and Drones Fund
	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Period May 14, 2026* through June 30, 2026
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$331,237	$(395,926)	$5,993
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	15,415,878	6,119,885	(16,235)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts, written options, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(9,505,571)	20,528,918	(1,086,279)
Net increase (decrease) in net assets resulting from operations	6,241,544	26,252,877	(1,096,521)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(25,536)	—
Total distributions to shareholders	—	(25,536)	—
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	28,304,226	35,880,109	18,865,242
Cost of shares redeemed	(66,640,652)	(20,400,417)	(120)
Net increase (decrease) in net assets resulting from capital share transactions	(38,336,426)	15,479,692	18,865,122
Net Increase (Decrease) in Net Assets	(32,094,882)	41,707,033	17,768,601
NET ASSETS:
Beginning of period	$135,065,258	$93,358,225	$120
End of period	$102,970,376	$135,065,258	$17,768,721
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	4,240,000	3,720,000	4
Shares created	950,000	1,270,000	600,000
Shares redeemed	(2,350,000)	(750,000)	(4)
Shares outstanding, end of period	2,840,000	4,240,000	600,000

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    161

Statements of Changes in Net Assets (concluded) WisdomTree Trust
WisdomTree Quantum Computing Fund
For the Period October 9, 2025* through June 30, 2026
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$138,744
Net realized loss on investments, foreign currency contracts and foreign currency related transactions	(814,226)
Net increase in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	18,113,089
Net increase in net assets resulting from operations	17,437,607
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	316,168,413
Cost of shares redeemed	(5,046,918)
Net increase in net assets resulting from capital share transactions	311,121,495
Net Increase in Net Assets	328,559,102
NET ASSETS:
Beginning of period	$120
End of period	$328,559,222
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	4
Shares created	8,850,000
Shares redeemed	(150,004)
Shares outstanding, end of period	8,700,000

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

162    WisdomTree Trust

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. Adaptive Moving Average Fund	For the Period March 12, 2026* through June 30, 2026
Net asset value, beginning of period	$24.98
Investment Operations:
Net investment income[1]	0.14
Net realized and unrealized gain	1.16
Total from investment operations	1.30
Dividends to shareholders:
Net investment income	(0.11)
Net asset value, end of period	$26.17
TOTAL RETURN[2]	5.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$187,364
Ratio to average net assets of:
Expenses[3]	0.32%[4]
Net investment income	1.77%[4]
Portfolio turnover rate[5]	97%
WisdomTree Dynamic International Equity Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Net asset value, beginning of year	$39.45	$33.86	$31.16	$27.78	$30.50
Investment Operations:
Net investment income[1]	1.32	1.43	1.27	1.36	1.34
Net realized and unrealized gain (loss)	6.44	5.32	2.76	3.31	(2.54)
Total from investment operations	7.76	6.75	4.03	4.67	(1.20)
Dividends to shareholders:
Net investment income	(1.18)	(1.16)	(1.33)	(1.29)	(1.52)
Net asset value, end of year	$46.03	$39.45	$33.86	$31.16	$27.78
TOTAL RETURN[2]	19.82%	20.21%	13.13%	17.18%	(4.12)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,445,310	$662,677	$282,691	$241,457	$168,070
Ratio to average net assets of:
Expenses, net of expense waivers[3,6]	0.41%	0.44%	0.41%	0.41%	0.41%
Expenses, prior to expense waivers[3,6]	0.41%	0.44%	0.41%	0.41%	0.41%
Net investment income	3.01%	3.95%	3.93%	4.56%	4.41%
Portfolio turnover rate[5]	30%	25%	28%	29%	35%

*        Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies, if applicable.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.40%.

See Notes to Financial Statements.

WisdomTree Trust 163

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Dynamic International SmallCap Equity Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Net asset value, beginning of year	$39.54	$33.85	$31.10	$29.80	$34.45
Investment Operations:
Net investment income[1]	1.52	1.53	1.37	1.55	1.37
Net realized and unrealized gain (loss)	4.69	5.70	2.72	1.40	(4.65)
Total from investment operations	6.21	7.23	4.09	2.95	(3.28)
Dividends and distributions to shareholders:
Net investment income	(1.63)	(1.54)	(1.34)	(1.31)	(1.37)
Capital gains	—	—	—	(0.34)	—
Total dividends and distributions to shareholders	(1.63)	(1.54)	(1.34)	(1.65)	(1.37)
Net asset value, end of year	$44.12	$39.54	$33.85	$31.10	$29.80
TOTAL RETURN[2]	15.85%	21.78%	13.34%	10.27%	(9.78)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$425,717	$425,103	$287,693	$177,298	$58,118
Ratio to average net assets of:
Expenses, net of expense waivers[3,4]	0.50%	0.49%	0.49%	0.49%	0.49%
Expenses, prior to expense waivers[3,4]	0.50%	0.49%	0.49%	0.49%	0.49%
Net investment income	3.52%	4.30%	4.23%	5.05%	4.06%
Portfolio turnover rate[5]	42%	43%	37%	48%	48%
WisdomTree International Adaptive Moving Average Fund	For the Period March 12, 2026* through June 30, 2026
Net asset value, beginning of period	$39.65
Investment Operations:
Net investment income[1]	0.54
Net realized and unrealized gain	2.08
Total from investment operations	2.62
Dividends to shareholders:
Net investment income	(0.42)
Net asset value, end of period	$41.85
TOTAL RETURN[2]	6.61%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$68,003
Ratio to average net assets of:
Expenses[3]	0.42%[6]
Net investment income	4.33%[6]
Portfolio turnover rate[5]	6%

*        Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies, if applicable.

4Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6Annualized.

See Notes to Financial Statements.

164 WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree True Emerging Markets Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period September 22, 2022* through June 30, 2023
Net asset value, beginning of period	$34.16	$32.07	$27.34	$24.73
Investment Operations:
Net investment income[1]	0.76	0.54	0.48	0.34
Net realized and unrealized gain	0.39	2.08	4.72	2.51
Total from investment operations	1.15	2.62	5.20	2.85
Dividends and distributions to shareholders:
Net investment income	(0.65)	(0.53)	(0.47)	(0.24)
Capital gains	(3.21)	—	—	—
Total dividends and distributions to shareholders	(3.86)	(0.53)	(0.47)	(0.24)
Net asset value, end of period	$31.45	$34.16	$32.07	$27.34
TOTAL RETURN[2]	3.40%	8.27%	19.25%	11.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$78,619	$88,805	$54,522	$16,405
Ratio to average net assets of:
Expenses, net of expense waivers[3]	0.32%	0.32%	0.32%	0.32%[4]
Expenses, prior to expense waivers[3]	0.32%	0.32%	0.32%	0.32%[4]
Net investment income	2.29%	1.70%	1.65%	1.70%[4]
Portfolio turnover rate[5]	99%	11%	25%	85%
WisdomTree U.S. Corporate Bond Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Net asset value, beginning of year	$44.70	$43.87	$43.77	$45.21	$54.48
Investment Operations:
Net investment income[1]	2.17	2.15	1.96	1.63	1.25
Net realized and unrealized gain (loss)	(0.33)	0.86	0.03	(0.91)	(9.18)
Total from investment operations	1.84	3.01	1.99	0.72	(7.93)
Dividends and distributions to shareholders:
Net investment income	(2.17)	(2.18)	(1.89)	(2.16)	(1.24)
Capital gains	—	—	—	—	(0.10)
Total dividends and distributions to shareholders	(2.17)	(2.18)	(1.89)	(2.16)	(1.34)
Net asset value, end of year	$44.37	$44.70	$43.87	$43.77	$45.21
TOTAL RETURN[2]	4.18%	7.00%	4.69%	1.69%	(14.83)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$17,746	$17,881	$17,549	$8,755	$40,685
Ratio to average net assets of:
Expenses[3]	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	4.83%	4.84%	4.52%	3.63%	2.42%
Portfolio turnover rate[5]	16%	16%	25%	41%	52%

*        Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies, if applicable.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    165

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. High Yield Corporate Bond Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Net asset value, beginning of year	$46.11	$44.72	$44.08	$43.92	$52.79
Investment Operations:
Net investment income[1]	2.88	2.90	2.87	2.60	2.20
Net realized and unrealized gain (loss)	(0.34)	1.42	0.64	0.16	(8.92)
Total from investment operations	2.54	4.32	3.51	2.76	(6.72)
Dividends to shareholders:
Net investment income	(2.86)	(2.93)	(2.87)	(2.60)	(2.15)
Net asset value, end of year	$45.79	$46.11	$44.72	$44.08	$43.92
TOTAL RETURN[2]	5.65%	9.95%	8.22%	6.42%[3]	(13.16)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$238,091	$198,292	$223,579	$207,193	$171,295
Ratio to average net assets of:
Expenses, net of expense waivers[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Expenses, prior to expense waivers[4]	0.38%	0.38%	0.38%	0.38%	0.38%
Net investment income	6.24%	6.36%	6.46%	5.85%	4.36%
Portfolio turnover rate[5]	88%	66%	23%	22%	24%
WisdomTree U.S. Short-Term Corporate Bond Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Net asset value, beginning of year	$48.77	$47.63	$46.83	$47.51	$51.48
Investment Operations:
Net investment income[1]	2.17	2.16	1.88	1.39	0.68
Net realized and unrealized gain (loss)	(0.45)	1.14	0.75	(0.65)	(3.82)
Net increase from payment by sub-adviser	—	—	—	0.00 [6]	—
Total from investment operations	1.72	3.30	2.63	0.74	(3.14)
Dividends and distributions to shareholders:
Net investment income	(2.16)	(2.16)	(1.83)	(1.42)	(0.62)
Capital gains	—	—	—	—	(0.21)
Total dividends and distributions to shareholders	(2.16)	(2.16)	(1.83)	(1.42)	(0.83)
Net asset value, end of year	$48.33	$48.77	$47.63	$46.83	$47.51
TOTAL RETURN[2]	3.58%	7.07%	5.72%	1.59%[3]	(6.18)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$53,168	$48,768	$47,629	$37,463	$42,757
Ratio to average net assets of:
Expenses[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Net investment income	4.44%	4.47%	3.97%	2.95%	1.36%
Portfolio turnover rate[5]	37%	46%	43%	42%	55%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.

4Does not include expenses of the underlying investment companies, if applicable.

5Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6Amount represents less than $0.005.

See Notes to Financial Statements.

166    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Efficient Long/Short U.S. Equity Fund	For the Period January 22, 2026* through June 30, 2026
Net asset value, beginning of period	$50.99
Investment Operations:
Net investment income[1]	0.63
Net realized and unrealized gain	8.07
Total from investment operations	8.70
Net asset value, end of period	$59.69
TOTAL RETURN[2]	17.06%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$11,938
Ratio to average net assets of:
Expenses[3]	0.88%[4]
Net investment income	2.71%[4]
Portfolio turnover rate[5]	0%
WisdomTree Efficient U.S. Plus International Equity Fund	For the Period March 19, 2026* through June 30, 2026
Net asset value, beginning of period	$39.11
Investment Operations:
Net investment income[1]	0.12
Net realized and unrealized gain	6.86
Total from investment operations	6.98
Dividends to shareholders:
Net investment income	(0.07)
Net asset value, end of period	$46.02
TOTAL RETURN[2]	17.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$35,663
Ratio to average net assets of:
Expenses[3]	0.35%[4]
Net investment income	0.99%[4]
Portfolio turnover rate[5]	5%

*        Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies, if applicable.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust    167

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets Efficient Core Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Net asset value, beginning of year	$32.99	$29.63	$27.61	$28.63	$41.51
Investment Operations:
Net investment income[1]	0.76	0.79	0.59	0.78	0.82
Net realized and unrealized gain (loss)	15.09	3.66	2.04	(0.97)	(12.71)
Net increase from payment by sub-adviser	—	—	—	0.00 [2]	—
Total from investment operations	15.85	4.45	2.63	(0.19)	(11.89)
Dividends and distributions to shareholders:
Net investment income	(1.23)	(1.09)	(0.61)	(0.83)	(0.73)
Capital gains	—	—	—	—	(0.26)
Total dividends and distributions to shareholders	(1.23)	(1.09)	(0.61)	(0.83)	(0.99)
Net asset value, end of year	$47.61	$32.99	$29.63	$27.61	$28.63
TOTAL RETURN[3]	48.98%	15.32%	9.75%	(0.41)%[4]	(29.06)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$57,137	$31,342	$26,663	$52,464	$34,352
Ratio to average net assets of:
Expenses, net of expense waivers[5]	0.32%	0.32%	0.32%	0.32%	0.32%
Expenses, prior to expense waivers[5]	0.32%	0.32%	0.32%	0.32%	0.32%
Net investment income	1.90%	2.60%	2.16%	2.87%	2.52%
Portfolio turnover rate[6]	6%	5%	5%	12%	102%
WisdomTree International Efficient Core Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Net asset value, beginning of year	$40.80	$36.36	$34.24	$30.93	$39.98
Investment Operations:
Net investment income[1]	1.14	1.03	0.94	0.92	1.19
Net realized and unrealized gain (loss)	6.40	4.50	2.08	3.15	(9.26)
Total from investment operations	7.54	5.53	3.02	4.07	(8.07)
Dividends and distributions to shareholders:
Net investment income	(1.65)	(1.09)	(0.90)	(0.76)	(0.96)
Capital gains	—	—	—	—	(0.02)
Total dividends and distributions to shareholders	(1.65)	(1.09)	(0.90)	(0.76)	(0.98)
Net asset value, end of year	$46.69	$40.80	$36.36	$34.24	$30.93
TOTAL RETURN[3]	18.74%	15.41%	8.90%	13.35%	(20.44)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$485,555	$405,972	$329,019	$253,357	$75,767
Ratio to average net assets of:
Expenses[5]	0.26%	0.26%	0.26%	0.26%	0.26%
Net investment income	2.57%	2.74%	2.70%	2.82%	3.30%
Portfolio turnover rate[6]	3%	3%	1%	5%	13%

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.

5Does not include expenses of the underlying investment companies, if applicable.

6Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

168    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. Efficient Core Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Net asset value, beginning of year	$50.02	$43.88	$37.09	$33.36	$40.57
Investment Operations:
Net investment income[1]	0.63	0.58	0.50	0.45	0.42
Net realized and unrealized gain (loss)	9.02	6.15	6.79	3.73	(7.23)
Total from investment operations	9.65	6.73	7.29	4.18	(6.81)
Dividends to shareholders:
Net investment income	(0.64)	(0.59)	(0.50)	(0.45)	(0.40)
Net asset value, end of year	$59.03	$50.02	$43.88	$37.09	$33.36
TOTAL RETURN[2]	19.41%	15.41%	19.78%	12.68%	(16.95)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$1,363,685	$1,205,557	$1,083,908	$852,996	$695,605
Ratio to average net assets of:
Expenses[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	1.16%	1.25%	1.28%	1.32%	1.05%
Portfolio turnover rate[4]	3%	15%	5%	7%	7%
WisdomTree Artificial Intelligence and Innovation Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Period December 9, 2021* through June 30, 2022*
Net asset value, beginning of period	$24.52	$20.90	$19.02	$15.04	$25.22
Investment Operations:
Net investment income (loss)[1]	(0.01)	0.04	0.03	0.07	0.03
Net realized and unrealized gain (loss)	23.17	3.62	1.90	3.94	(10.21)
Total from investment operations	23.16	3.66	1.93	4.01	(10.18)
Dividends and distributions to shareholders:
Net investment income	(0.53)	(0.04)	(0.03)	(0.03)	—
Capital gains	—	—	(0.02)	—	—
Total dividends and distributions to shareholders	(0.53)	(0.04)	(0.05)	(0.03)	—
Net asset value, end of period	$47.15	$24.52	$20.90	$19.02	$15.04
TOTAL RETURN[2]	95.73%	17.54%	10.15%	26.74%	(40.36)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$664,774	$210,876	$292,559	$122,673	$752
Ratio to average net assets of:
Expenses, net of expense waivers[3]	0.45%	0.45%	0.45%	0.45%	0.45%[5]
Expenses, prior to expense waivers[3]	0.45%	0.45%	0.45%	0.45%	0.45%[5]
Net investment income (loss)	(0.05)%	0.17%	0.15%	0.42%	0.26%[5]
Portfolio turnover rate[4]	85%	32%	55%	26%	11%

*        Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1        Based on average shares outstanding.

2        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3        Does not include expenses of the underlying investment companies, if applicable.

4        Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

5        Annualized.

See Notes to Financial Statements.

WisdomTree Trust    169

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree BioRevolution Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Net asset value, beginning of year	$13.46	$15.77	$17.40	$17.36	$26.65
Investment Operations:
Net investment income[1]	0.06	0.08	0.11	0.11	0.08
Net realized and unrealized gain (loss)	7.84	(2.28)	(1.60)	0.00 [2]	(9.34)
Total from investment operations	7.90	(2.20)	(1.49)	0.11	(9.26)
Dividends to shareholders:
Net investment income	(0.77)	(0.11)	(0.14)	(0.07)	(0.03)
Net asset value, end of year	$20.59	$13.46	$15.77	$17.40	$17.36
TOTAL RETURN[3]	59.81%	(14.02)%	(8.64)%	0.61%	(34.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$2,677	$2,019	$2,366	$2,783	$4,688
Ratio to average net assets of:
Expenses[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	0.35%	0.52%	0.67%	0.60%	0.36%
Portfolio turnover rate[5]	44%	32%	15%	34%	17%
WisdomTree Cloud Computing Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Net asset value, beginning of year	$36.15	$31.61	$31.73	$28.03	$55.89
Investment Operations:
Net investment loss[1]	(0.13)	(0.15)	(0.12)	(0.11)	(0.21)
Net realized and unrealized gain (loss)	(3.97)	4.69	0.00 [2]	3.81	(27.65)
Total from investment operations	(4.10)	4.54	(0.12)[6]	3.70	(27.86)
Net asset value, end of year	$32.05	$36.15	$31.61	$31.73	$28.03
TOTAL RETURN[3]	(11.34)%	14.36%	(0.38)%	13.20%	(49.85)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$238,808	$377,783	$490,683	$688,573	$630,651
Ratio to average net assets of:
Expenses, net of expense waivers[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Expenses, prior to expense waivers[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment loss	(0.41)%	(0.42)%	(0.37)%	(0.38)%	(0.44)%
Portfolio turnover rate[5]	43%	39%	32%	41%	50%

1Based on average shares outstanding.

2        Amount represents less than $0.005.

3        Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4        Does not include expenses of the underlying investment companies, if applicable.

5        Portfolio turnover rate excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6        The total from investment operations per share does not correspond with the amount reported within the Statements of Changes in Net Assets due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

170    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Cybersecurity Fund	For the Year Ended June 30, 2026	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022
Net asset value, beginning of year	$31.86	$25.10	$19.35	$17.81	$24.43
Investment Operations:
Net investment income (loss)[1]	0.09	(0.10)	(0.03)	(0.05)	0.12
Net realized and unrealized gain (loss)	4.31	6.87	5.78	1.59	(6.63)
Total from investment operations	4.40	6.77	5.75	1.54	(6.51)
Dividends to shareholders:
Net investment income	—	(0.01)	—	(0.00)[2]	(0.11)
Net asset value, end of year	$36.26	$31.86	$25.10	$19.35	$17.81
TOTAL RETURN[3]	13.81%	26.96%	29.72%	8.68%	(26.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000’s omitted)	$102,970	$135,065	$93,358	$31,930	$32,762
Ratio to average net assets of:
Expenses, net of expense waivers[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Expenses, prior to expense waivers[4]	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income (loss)	0.30%	(0.34)%	(0.11)%	(0.26)%	0.49%
Portfolio turnover rate[5]	33%	35%	34%	45%	56%
WisdomTree Physical AI, Humanoids, and Drones Fund	For the Period May 14, 2026* through June 30, 2026
Net asset value, beginning of period	$30.19
Investment Operations:
Net investment income[1]	0.02
Net realized and unrealized loss	(0.60)
Total from investment operations	(0.58)
Net asset value, end of period	$29.61
TOTAL RETURN[3]	(1.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,769
Ratio to average net assets of:
Expenses[4]	0.45%[6]
Net investment income	0.50%[6]
Portfolio turnover rate[5]	4%

*        Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4Does not include expenses of the underlying investment companies, if applicable.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6Annualized.

See Notes to Financial Statements.

WisdomTree Trust    171

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Quantum Computing Fund	For the Period October 9, 2025* through June 30, 2026
Net asset value, beginning of period	$29.79
Investment Operations:
Net investment income[1]	0.08
Net realized and unrealized gain	7.90
Total from investment operations	7.98
Net asset value, end of period	$37.77
TOTAL RETURN[2]	26.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$328,559
Ratio to average net assets of:
Expenses, net of expense waivers[3]	0.45%[4]
Expenses, prior to expense waivers[3]	0.45%[4]
Net investment income	0.32%[4]
Portfolio turnover rate[5]	48%

*        Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, if any, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Does not include expenses of the underlying investment companies, if applicable.

4Annualized.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

172    WisdomTree Trust

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree U.S. Adaptive Moving Average Fund (“U.S. Adaptive Moving Average Fund”)	March 12, 2026
WisdomTree Dynamic International Equity Fund (“Dynamic International Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic International SmallCap Equity Fund (“Dynamic International SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree International Adaptive Moving Average Fund (“International Adaptive Moving Average Fund”)	March 12, 2026
WisdomTree True Emerging Markets Fund (“True Emerging Markets Fund”) (formerly, WisdomTree Emerging Markets ex-China Fund)	September 22, 2022
WisdomTree U.S. Corporate Bond Fund (“U.S. Corporate Bond Fund”)	April 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund (“U.S. High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree U.S. Short-Term Corporate Bond Fund (“U.S. Short-Term Corporate Bond Fund”)	April 27, 2016
WisdomTree Efficient Long/Short U.S. Equity Fund (“Efficient Long/Short U.S. Equity Fund ”)	January 22, 2026
WisdomTree Efficient U.S. Plus International Equity Fund (“Efficient U.S. Plus International Equity Fund”)	March 19, 2026
WisdomTree Emerging Markets Efficient Core Fund (“Emerging Markets Efficient Core Fund”)	May 20, 2021
WisdomTree International Efficient Core Fund (“International Efficient Core Fund”)	May 20, 2021
WisdomTree U.S. Efficient Core Fund (“U.S. Efficient Core Fund”)	August 2, 2018
WisdomTree Artificial Intelligence and Innovation Fund (“Artificial Intelligence and Innovation Fund”)	December 9, 2021
WisdomTree BioRevolution Fund (“BioRevolution Fund”)	June 3, 2021
WisdomTree Cloud Computing Fund (“Cloud Computing Fund”)	September 6, 2019
WisdomTree Cybersecurity Fund (“Cybersecurity Fund”)	January 28, 2021
WisdomTree Physical AI, Humanoids, and Drones Fund (“Physical AI, Humanoids, and Drones Fund”)	May 14, 2026
WisdomTree Quantum Computing Fund (“Quantum Computing Fund”)	October 9, 2025

Each Fund, except the Efficient Long/Short U.S. Equity Fund, Efficient U.S. Plus International Equity Fund, Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The Efficient Long/Short U.S. Equity Fund, Efficient U.S. Plus International Equity Fund, Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund are actively managed using a model-based approach. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

WisdomTree Trust    173

Notes to Financial Statements (continued)

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable

174    WisdomTree Trust

Notes to Financial Statements (continued)

inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities or derivative instruments valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which each Fund’s NAV is computed and that may materially affect the value of each Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal year or period ended June 30, 2026, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, total return swaps, equity futures contracts and interest rate futures contracts during the fiscal year or period ended June 30, 2026 and open positions in such derivatives as of June 30, 2026 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to various risks, including, as applicable, market, counterparty, liquidity and leverage risk.

Certain of the Funds’ over-the-counter (“OTC”) derivative agreements subject to master netting arrangements may also contain credit-risk-related contingent features which may include, but are not limited to, a threshold based on unrealized depreciation (i.e., the Funds’ obligation to the counterparty) above a specified dollar amount. If an event occurred at June 30, 2026 that

WisdomTree Trust    175

Notes to Financial Statements (continued)

triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the OTC derivative positions and demand payment. Any collateral posted with respect to the OTC derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to OTC derivatives agreements with credit-risk-related contingent features would be the total value of the applicable derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”.

The Funds may also be required to deposit and maintain margin with brokers in connection with exchange-traded futures contracts. Such margin is separate from collateral received or posted pursuant to the Funds’ OTC derivative agreements and is not included in Note 2 — Master Netting Arrangements.

Information with respect to the amounts and types of collateral received and/or posted in connection with OTC derivative instruments and margin maintained in connection with exchange-traded futures contracts as of June 30, 2026, if any, is reflected as a footnote within each Fund’s Schedule of Investments and/or shown in “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities.

At June 30, 2026, no event occurred that triggered a credit-risk-related contingent feature under the Funds’ applicable OTC derivative agreements.

As of June 30, 2026, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Dynamic International Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$8,361,996	Unrealized depreciation on foreign currency contracts	$33,511
Dynamic International SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	3,622,315	Unrealized depreciation on foreign currency contracts	16,342
True Emerging Markets Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	41	Unrealized depreciation on foreign currency contracts	15
Efficient Long/Short U.S. Equity Fund
Equity risk	Unrealized appreciation on swap contracts	—	Unrealized depreciation on swap contracts	—
Equity risk	Unrealized appreciation on futures contracts*	321,223	Unrealized depreciation on futures contracts*	—
Efficient U.S. Plus International Equity Fund
Equity risk	Unrealized appreciation on futures contracts*	99,293	Unrealized depreciation on futures contracts*	99,578
Emerging Markets Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	213,345	Unrealized depreciation on futures contracts*	7,624
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	27
International Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	1,829,204	Unrealized depreciation on futures contracts*	62,489
Foreign currency risk	Unrealized appreciation on foreign currency contracts	774	Unrealized depreciation on foreign currency contracts	2,667
U.S. Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	5,200,200	Unrealized depreciation on futures contracts*	172,868
Artificial Intelligence and Innovation Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	174
BioRevolution Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	0^

*     Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 180 for additional information regarding balance sheet location of balances associated with futures contracts.

^     Amount represents less than $1.

176    WisdomTree Trust

Notes to Financial Statements (continued)

For the fiscal year or period ended June 30, 2026, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
U.S. Adaptive Moving Average Fund[3]
Equity risk	$ 8,235,939	$ —
Dynamic International Equity Fund
Foreign currency risk	(9,587,255)	10,472,366
Dynamic International SmallCap Equity Fund
Foreign currency risk	(4,907,607)	4,884,588
International Adaptive Moving Average Fund[3]
Foreign currency risk	(5,344)	—
True Emerging Markets Fund
Foreign currency risk	(243,941)	26
Efficient Long/Short U.S. Equity Fund[4]
Equity risk*	591,521	321,223
Equity risk**	978,101	—
Efficient U.S. Plus International Equity Fund[5]
Equity risk*	741,856	(285)
Emerging Markets Efficient Core Fund
Foreign currency risk	(7,668)	(28)
Interest rate risk	(317,410)	(101,854)
International Efficient Core Fund
Foreign currency risk	(114,486)	(1,893)
Interest rate risk	(1,637,734)	(2,360,685)
U.S. Efficient Core Fund
Interest rate risk	(2,971,585)	(6,902,780)
Artificial Intelligence and Innovation Fund
Foreign currency risk	(457,903)	(174)
BioRevolution Fund
Foreign currency risk	(162)	—
Cybersecurity Fund
Foreign currency risk	(48,589)	—
Physical AI, Humanoids, and Drones Fund[6]
Foreign currency risk	(11,041)	—
Quantum Computing Fund[7]
Foreign currency risk	(21,345)	—
* Futures contracts
** Swap contract
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Equity risk	Net realized gain (loss) from futures contracts
Equity risk	Net realized gain (loss) from swap contracts
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Interest rate risk	Net realized gain (loss) from futures contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Equity risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Equity risk	Net increase (decrease) in unrealized appreciation/depreciation from swap contracts
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Interest rate risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

[3] For the period March 12, 2026 (commencement of operations) through June 30, 2026.

[4] For the period January 22, 2026 (commencement of operations) through June 30, 2026.

[5] For the period March 19, 2026 (commencement of operations) through June 30, 2026.

[6] For the period May 14, 2026 (commencement of operations) through June 30, 2026.

[7] For the period October 9, 2025 (commencement of operations) through June 30, 2026.

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During the fiscal year or period ended June 30, 2026, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)	Swap Contracts (receive)
U.S. Adaptive Moving Average Fund[1]
Equity risk	$ —	$ —	$ 44,549,063	$ —
Dynamic International Equity Fund
Foreign currency risk	162,513,059	748,617,353	—	—
Dynamic International SmallCap Equity Fund
Foreign currency risk	73,851,558	291,166,822	—	—
International Adaptive Moving Average Fund[1]
Foreign currency risk	322,264	77,991	—	—
True Emerging Markets Fund
Foreign currency risk	1,992	194,179	—	—
Efficient Long/Short U.S. Equity Fund[2]
Equity risk	—	—	9,589,138	9,318,131
Efficient U.S. Plus International Equity Fund[3]
Equity risk	—	—	13,428,103	—
Emerging Markets Efficient Core Fund
Foreign currency risk	71,883	40,858	—	—
Interest rate risk	—	—	25,069,776	—
International Efficient Core Fund
Foreign currency risk	—	476,434	—	—
Interest rate risk	—	—	265,991,628	—
U.S. Efficient Core Fund
Interest rate risk	—	—	746,018,304	—
Artificial Intelligence and Innovation Fund
Foreign currency risk	—	68,340	—	—
BioRevolution Fund
Foreign currency risk[6]	7,725	9,757	—	—
Cybersecurity Fund
Foreign currency risk	5,967	14,135	—	—
Physical AI, Humanoids, and Drones Fund[4]
Foreign currency risk	15,371	—	—	—
Quantum Computing Fund[5]
Foreign currency risk	6,399	—	—	—

[1] For the period March 12, 2026 (commencement of operations) through June 30, 2026.

[2] For the period January 22, 2026 (commencement of operations) through June 30, 2026.

[3] For the period March 19, 2026 (commencement of operations) through June 30, 2026.

[4] For the period May 14, 2026 (commencement of operations) through June 30, 2026.

[5] For the period October 9, 2025 (commencement of operations) through June 30, 2026.

[6] The volume of derivative activity for the period is based on intra-month balances.

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled

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by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, the Funds will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

As of June 30, 2026, dividend payments denominated in Russian rubles from certain sanctioned Russian issuers were held in restricted foreign cash accounts by the Fund’s custodian on behalf of the Emerging Markets Efficient Core Fund. Under sanctions imposed by the United States (“U.S.”) and the European Union (“E.U.”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities domiciled in the U.S., such as the Funds, or E.U. are restricted from withdrawal or use and there is no assurance these sanctioned payments will be ultimately collected by the Funds. As a result of U.S. sanctions in place against Russia and certain Russian issuers and significant uncertainty as to whether these sanctions will be removed or lifted, the Funds have not recognized these Russian dividend payments.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/ depreciation on investment transactions”. Foreign taxes payable or deferred as of June 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of June 30, 2026, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of June 30, 2026, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/ or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

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Expenses — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal year or period ended June 30, 2026, the Funds, except for the Currency Hedged Equity Funds, utilized foreign currency contracts primarily to facilitate foreign security settlements. The Currency Hedged Equity Funds utilized foreign currency contracts primarily to dynamically offset applicable international currency exposure from positions in international equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The U.S. Adaptive Moving Average Fund utilized futures to achieve exposure to some or all of the constituents of the WisdomTree U.S. Adaptive Moving Average Index. The Efficient Long/Short U.S. Equity Fund utilized futures contracts to obtain long exposure to U.S. equities consistent with its investment strategy. The Efficient U.S. Plus International Equity Fund utilized index futures to gain exposure to international equity securities and enhance capital efficiency. The Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund each utilized futures contracts to obtain long exposure to U.S. Treasury obligations consistent with their investment strategy. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and

180    WisdomTree Trust

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U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts, and the current accumulated variation margin on certain futures contracts that are received or paid when the futures contract expires, is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The variation margin that has been received or paid by the Funds, that is on deposit with the broker, on both open and closed futures contracts, are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, “Deposits at broker for futures contracts” or “Deposits due to broker for future contracts”. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

Swap Contracts — The Efficient Long/Short U.S. Equity Fund may enter into OTC total return swap contracts. A total return swap is an agreement between the Fund and a counterparty to exchange a return linked to an underlying instrument for a floating or fixed rate payment, both based upon a notional amount. Over the term of the contract, contractually required payments to be paid or received are accrued daily and recorded as unrealized appreciation or depreciation until the payments are made, at which time they are recognized as realized gain or loss. Total return swap contracts outstanding at period end, if any, are listed in the Fund’s Schedule of Investments.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The gross securities lending income earned by the Funds from the investment of securities lending cash collateral in a money market fund affiliated with the Trust is included in “Securities lending income, net” and disclosed in a footnote below on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, such as

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foreign currency contracts and swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a Borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the Borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Each Fund’s futures contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts are excluded from the netting table .

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of June 30, 2026, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Dynamic International Equity Fund
Securities Lending	$ 25,360,762	$ —	$ (25,360,762)[1]	$ —	$ —	$ —	$—	$ —
Foreign Currency Contracts	8,361,996	(28,849)	—	8,333,147	33,511	(28,849)	—	4,662
Dynamic International SmallCap Equity Fund
Securities Lending	21,936,222	—	(21,936,222)[1]	—	—	—	—	—
Foreign Currency Contracts	3,622,315	(11,246)	—	3,611,069	16,342	(11,246)	—	5,096
True Emerging Markets Fund
Securities Lending	902,943	—	(902,943)[1]	—	—	—	—	—
Foreign Currency Contracts	41	—	—	41	15	—	—	15
U.S. Corporate Bond Fund
Securities Lending	1,474,019	—	(1,474,019)[1]	—	—	—	—	—
U.S. High Yield Corporate Bond Fund
Securities Lending	18,171,316	—	(18,171,316)[1]	—	—	—	—	—
U.S. Short-Term Corporate Bond Fund
Securities Lending	4,757,660	—	(4,757,660)[1]	—	—	—	—	—
Efficient Long/Short U.S. Equity Fund
Swap Contracts	0	—	—	0	—	—	—	—
Emerging Markets Efficient Core Fund
Securities Lending	737,977	—	(737,977)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	27	—	—	27

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Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
International Efficient Core Fund
Securities Lending	$3,283,336	$—	$(3,283,336)[1]	$ —	$—	$—	$—	$—
Foreign Currency Contracts	774	(338)	—	436	2,667	(338)	—	2,329
U.S. Efficient Core Fund
Securities Lending	6,376,399	—	(6,376,399)[1]	—	—	—	—	—
Artificial Intelligence and Innovation Fund
Securities Lending	3,943,745	—	(3,934,823)	8,922	—	—	—	—
Foreign Currency Contracts	—	—	—	—	174	—	—	174
BioRevolution Fund
Securities Lending	830,077	—	(830,077)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	0^	—	—	0^
Cloud Computing Fund
Securities Lending	22,249,501	—	(22,249,501)[1]	—	—	—	—	—
Cybersecurity Fund
Securities Lending	5,097,738	—	(5,000,494)	97,244	—	—	—	—
Quantum Computing Fund
Securities Lending	44,734,007	—	(44,734,007)[1]	—	—	—	—	—
[1] The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero. ^ Amount represents less than $1.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Emerging Markets Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent

WisdomTree Trust    183

Notes to Financial Statements (continued)

these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for U.S. Corporate Bond Fund, U.S. High Yield Corporate Bond Fund and U.S. Short-Term Corporate Bond Fund, which are sub-advised by Voya Investment Management Co., LLC (“Voya IM”), and Efficient Long/Short U.S. Equity Fund, which is sub-advised by Newton Investment Management North America, LLC (“Newton”). Mellon, Voya IM and Newton are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
U.S. Adaptive Moving Average Fund	0.32%
Dynamic International Equity Fund	0.40%
Dynamic International SmallCap Equity Fund	0.48%
International Adaptive Moving Average Fund	0.42%
True Emerging Markets Fund	0.32%
U.S. Corporate Bond Fund	0.18%
U.S. High Yield Corporate Bond Fund	0.38%
U.S. Short-Term Corporate Bond Fund	0.18%
Efficient Long/Short U.S. Equity Fund	0.88%
Efficient U.S. Plus International Equity Fund	0.35%
Emerging Markets Efficient Core Fund	0.32%
International Efficient Core Fund	0.26%
U.S. Efficient Core Fund	0.20%
Artificial Intelligence and Innovation Fund	0.45%
BioRevolution Fund	0.45%
Cloud Computing Fund	0.45%
Cybersecurity Fund	0.45%
Physical AI, Humanoids, and Drones Fund	0.45%
Quantum Computing Fund	0.45%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal year or period ended June 30, 2026, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

184    WisdomTree Trust

Notes to Financial Statements (continued)

As of March 11, 2025 (the “Effective Date”), WTAM has contractually agreed to waive a portion of its advisory fee associated with investments of cash collateral from securities lending in the WisdomTree Treasury Money Market Digital Fund (the “Digital Money Fund”), a series of WisdomTree Digital Trust, which is managed by WisdomTree Digital Management, Inc., a registered investment adviser and affiliate of WTAM. WTAM has agreed to reduce its advisory fee to be paid by a Fund for that portion of the Fund’s assets invested in the Digital Money Fund by the amount necessary to reduce the net expense ratio of the Digital Money Fund, currently 0.25% of net assets per annum, to an effective rate of 0.09% of net assets per annum. The initial term of this agreement is one year from the Effective Date. Thereafter, the agreement will automatically be renewed for one-year terms unless earlier terminated by the Board of the Trust or WTAM. The dollar amount of contractual fee waivers are included in “Expense waivers — contractual” on the Statements of Operations. Additionally, securities lending income from affiliate is shown on the Schedule of Investments in the Investment in Affiliates table.

During the fiscal year ended June 30, 2026, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the fiscal year ended June 30, 2026, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
Dynamic International Equity Fund	$66,030,731	$40,628,291	$137,871
Dynamic International SmallCap Equity Fund	15,441,931	13,289,432	(35,274)

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the fiscal year or period ended June 30, 2026, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At June 30, 2026		For the Fiscal Year Ended June 30, 2026
	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
U.S. Adaptive Moving Average Fund[1]	40,000	$1,047,108	$4,400
Dynamic International Equity Fund	1,504	69,455	1,580
U.S. High Yield Corporate Bond Fund	508	23,272	1,237
U.S. Short-Term Corporate Bond Fund	322	15,561	656
Efficient Long/Short U.S. Equity Fund[2]	25,000	1,494,688	—
Emerging Markets Efficient Core Fund	68	3,305	96
International Efficient Core Fund	172	8,015	275
U.S. Efficient Core Fund	352	20,786	226
Artificial Intelligence and Innovation Fund	278	13,197	141
BioRevolution Fund	1	21	1
Cloud Computing Fund	204	6,539	—
Cybersecurity Fund	168	6,085	—
[1] For the period March 12, 2026 (commencement of operations) through June 30, 2026. [2] For the period January 22, 2026 (commencement of operations) through June 30, 2026.

4. CAPITAL SHARE TRANSACTIONS

As of June 30, 2026, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to

WisdomTree Trust    185

Notes to Financial Statements (continued)

available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102% and 110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of June 30, 2026, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of June 30, 2026 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the fiscal year or period ended June 30, 2026 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales	Purchases	Sales
U.S. Adaptive Moving Average Fund[1]	$180,646,510	$91,448,709	$—	$—	$92,973,026	$1,047,887
Dynamic International Equity Fund	399,314,045	325,048,830	—	—	560,782,565	141,489,315
Dynamic International SmallCap Equity Fund	199,299,438	184,080,097	—	—	53,945,583	120,679,203
International Adaptive Moving Average Fund[1]	6,945,634	3,742,303	—	—	58,832,933	—
True Emerging Markets Fund	88,215,759	98,879,587	—	—	8,552,840	9,274,579
U.S. Corporate Bond Fund	2,727,546	2,963,379	20,843	34,661	—	—
U.S. High Yield Corporate Bond Fund	184,901,186	181,308,281	971,356	—	41,572,795	4,487,559
U.S. Short-Term Corporate Bond Fund	18,715,865	20,101,586	—	—	19,411,955	14,254,358
Efficient Long/Short U.S. Equity Fund[2]	—	—	—	—	—	—
Efficient U.S. Plus International Equity Fund[3]	3,208,896	1,169,381	—	—	28,452,595	—
Emerging Markets Efficient Core Fund	7,650,128	2,438,514	—	—	1,566,784	—
International Efficient Core Fund	10,616,333	18,925,873	—	—	23,367,279	10,408,093
U.S. Efficient Core Fund	30,028,062	60,278,543	—	—	42,544,114	90,849,421
Artificial Intelligence and Innovation Fund	368,713,168	352,686,313	—	—	384,186,847	243,030,116
BioRevolution Fund	1,056,262	1,160,156	—	—	—	360,824
Cloud Computing Fund	122,320,052	123,613,100	—	—	408,875,247	515,108,608
Cybersecurity Fund	37,436,127	36,580,351	—	—	27,853,544	66,796,609
Physical AI, Humanoids, and Drones Fund[4]	2,601,606	468,927	—	—	16,704,509	—
Quantum Computing Fund[5]	50,253,804	37,981,807	—	—	304,016,616	5,321,569

[1] For the period March 12, 2026 (commencement of operations) through June 30, 2026.

[2] For the period January 22, 2026 (commencement of operations) through June 30, 2026.

[3] For the period March 19, 2026 (commencement of operations) through June 30, 2026.

[4] For the period May 14, 2026 (commencement of operations) through June 30, 2026.

[5] For the period October 9, 2025 (commencement of operations) through June 30, 2026.

186    WisdomTree Trust

Notes to Financial Statements (continued)

6. FEDERAL INCOME TAXES AND OTHER MATTERS

At June 30, 2026, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)	Investments in Financial Derivatives[1]			Total Net Unrealized Appreciation/ (Depreciation)
					Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
U.S. Adaptive Moving Average Fund	$180,747,738	$14,527,077	$(7,933,328)	$6,593,749	$—	$—	$—	$6,593,749
Dynamic International Equity Fund	1,175,642,138	327,369,560	(53,162,214)	274,207,346	239,237	(663)	238,574	274,445,920
Dynamic International SmallCap Equity Fund	357,309,835	101,424,812	(25,090,081)	76,334,731	167,962	(602)	167,360	76,502,091
International Adaptive Moving Average Fund	62,259,500	7,908,418	(2,417,921)	5,490,497	—	—	—	5,490,497
True Emerging Markets Fund	74,337,898	10,737,356	(5,339,095)	5,398,261	41	(15)	26	5,398,287
U.S. Corporate Bond Fund	17,939,945	203,064	(444,778)	(241,714)	—	—	—	(241,714)
U.S. High Yield Corporate Bond Fund	233,633,196	2,667,017	(1,788,784)	878,233	—	—	—	878,233
U.S. Short-Term Corporate Bond Fund	53,195,849	116,058	(352,167)	(236,109)	—	—	—	(236,109)
Efficient Long/Short U.S. Equity Fund	11,810,902	—	(2,585)	(2,585)	—	—	—	(2,585)
Efficient U.S. Plus International Equity Fund	32,484,826	2,913,099	(1,033,587)	1,879,512	—	—	—	1,879,512
Emerging Markets Efficient Core Fund	37,339,019	23,966,515	(4,781,015)	19,185,500	—	(27)	(27)	19,185,473
International Efficient Core Fund	333,452,819	162,617,126	(16,454,936)	146,162,190	773	(2,666)	(1,893)	146,160,297
U.S. Efficient Core Fund	815,867,416	561,697,500	(26,801,009)	534,896,491	—	—	—	534,896,491
Artificial Intelligence and Innovation Fund	436,939,657	251,744,462	(19,978,772)	231,765,690	—	(174)	(174)	231,765,516
BioRevolution Fund	1,969,406	923,180	(216,073)	707,107	—	—	—	707,107
Cloud Computing Fund	357,402,687	15,262,795	(130,120,798)	(114,858,003)	—	—	—	(114,858,003)
Cybersecurity Fund	93,560,236	28,823,615	(19,506,414)	9,317,201	—	—	—	9,317,201
Physical AI, Humanoids, and Drones Fund	18,861,409	777,165	(1,877,990)	(1,100,825)	—	—	—	(1,100,825)
Quantum Computing Fund	343,041,674	38,567,605	(21,807,934)	16,759,671	—	—	—	16,759,671

[1] Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

At June 30, 2026, the components of total distributable earnings (loss) on a tax-basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Capital and Other Losses	Net Unrealized Appreciation/ (Depreciation)	Currency and Other Unrealized Appreciation/ (Depreciation)	Other Temporary Differences[1]	Total Distributable Earnings (Loss)
U.S. Adaptive Moving Average Fund	$2,821,636	$4,941,563	$6,593,749	$—	$—	$14,356,948
Dynamic International Equity Fund	1,713,038	(69,700,391)	274,207,346	253,758	249,894	206,723,645
Dynamic International SmallCap Equity Fund	274,980	(19,029,539)	76,334,731	166,479	190,813	57,937,464
International Adaptive Moving Average Fund	319,515	(95,256)	5,490,497	(2,232)	—	5,712,524
True Emerging Markets Fund	—	(532,693)	5,398,261	(225,603)	—	4,639,965
U.S. Corporate Bond Fund	1,983	(3,147,284)	(241,714)	—	—	(3,387,015)
U.S. High Yield Corporate Bond Fund	66,728	(20,086,518)	878,233	—	—	(19,141,557)
U.S. Short-Term Corporate Bond Fund	—	(1,858,704)	(236,109)	—	—	(2,094,813)
Efficient Long/Short U.S. Equity Fund	1,486,735	547,647	(2,585)	—	—	2,031,797
Efficient U.S. Plus International Equity Fund	163,037	387,946	1,879,512	44,248	—	2,474,743
Emerging Markets Efficient Core Fund	11,904	(8,869,215)	19,185,500	(144,916)	—	10,183,273
International Efficient Core Fund	—	(30,548,347)	146,162,190	24,857	—	115,638,700
U.S. Efficient Core Fund	411,754	(178,237,434)	534,896,491	—	—	357,070,811
Artificial Intelligence and Innovation Fund	10,890,165	(26,663,478)	231,765,690	(1,496)	—	215,990,881
BioRevolution Fund	—	(1,850,170)	707,107	48	—	(1,143,015)
Cloud Computing Fund	—	(525,552,424)	(114,858,003)	—	—	(640,410,427)
Cybersecurity Fund	134,600	(10,254,073)	9,317,201	(1,160)	—	(803,432)
Physical AI, Humanoids, and Drones Fund	2,441	(194)	(1,100,825)	2,057	—	(1,096,521)
Quantum Computing Fund	153,365	(1,043,008)	16,759,671	(341)	—	15,869,687
[1] The treatment of certain income/expense items have been recognized for GAAP but disallowed for tax purposes.
WisdomTree Trust    187

Notes to Financial Statements (continued)

The tax character of distributions paid during the fiscal years or periods ended June 30, 2026 and June 30, 2025, was as follows:

Fund	Year Ended June 30, 2026		Year Ended June 30, 2025
	Distributions Paid from Ordinary Income*	Distributions Paid from Long-Term Capital Gains	Distributions Paid from Ordinary Income*
U.S. Adaptive Moving Average Fund[1]	$783,200	$—	$—
Dynamic International Equity Fund	32,953,121	—	14,206,404
Dynamic International SmallCap Equity Fund	16,189,350	—	16,194,224
International Adaptive Moving Average Fund[1]	682,500	—	—
True Emerging Markets Fund	3,581,295	6,481,427	1,102,118
U.S. Corporate Bond Fund	867,712	—	872,136
U.S. High Yield Corporate Bond Fund	13,208,368	—	13,612,992
U.S. Short-Term Corporate Bond Fund	2,292,300	—	2,111,990
Efficient Long/Short U.S. Equity Fund[2]	—	—	—
Efficient U.S. Plus International Equity Fund[3]	50,375	—	—
Emerging Markets Efficient Core Fund	1,246,084	—	1,010,717
International Efficient Core Fund	17,067,703	—	10,447,464
U.S. Efficient Core Fund	14,967,400	—	14,624,700
Artificial Intelligence and Innovation Fund	7,685,440	—	385,572
BioRevolution Fund	115,578	—	16,065
Cloud Computing Fund	—	—	—
Cybersecurity Fund	—	—	25,536
Physical AI, Humanoids, and Drones Fund[4]	—	—	—
Quantum Computing Fund[5]	—	—	—

*     Includes short-term capital gains, if any.

[1] For the period March 12, 2026 (commencement of operations) through June 30, 2026.

[2] For the period January 22, 2026 (commencement of operations) through June 30, 2026.

[3] For the period March 19, 2026 (commencement of operations) through June 30, 2026.

[4] For the period May 14, 2026 (commencement of operations) through June 30, 2026.

[5] For the period October 9, 2025 (commencement of operations) through June 30, 2026.

At June 30, 2026, for Federal tax purposes, the Funds have capital loss carryforwards available to offset future capital gains as indicated in the following table. The loss carryforward amounts do not have an expiration date and, therefore, can be carried forward indefinitely until utilized. To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

Fund	Short-Term	Long-Term	Capital Loss Available Total
U.S. Adaptive Moving Average Fund	$—	$—	$—
Dynamic International Equity Fund	27,325,623	42,374,768	69,700,391
Dynamic International SmallCap Equity Fund	12,054,834	6,974,705	19,029,539
International Adaptive Moving Average Fund	95,099	157	95,256
True Emerging Markets Fund	—	—	—
U.S. Corporate Bond Fund	542,928	2,604,356	3,147,284
U.S. High Yield Corporate Bond Fund	2,465,444	17,621,074	20,086,518
U.S. Short-Term Corporate Bond Fund	699,179	1,159,525	1,858,704
Efficient Long/Short U.S. Equity Fund	—	—	—
Efficient U.S. Plus International Equity Fund	—	—	—
Emerging Markets Efficient Core Fund	4,329,839	4,539,376	8,869,215
International Efficient Core Fund	9,262,671	19,863,242	29,125,913
U.S. Efficient Core Fund	70,039,551	108,197,883	178,237,434
Artificial Intelligence and Innovation Fund	26,663,478	—	26,663,478
BioRevolution Fund	171,091	1,595,793	1,766,884
Cloud Computing Fund	129,694,937	395,386,046	525,080,983
Cybersecurity Fund	1,384,517	8,869,556	10,254,073
Physical AI, Humanoids, and Drones Fund	135	59	194
Quantum Computing Fund	1,042,370	638	1,043,008

188    WisdomTree Trust

Notes to Financial Statements (continued)

During the fiscal year or period ended June 30, 2026, the following Funds incurred and will elect to defer late year ordinary losses and post-October capital losses as follows:

Fund	Short-Term Post-October Capital Losses	Long-Term Post-October Capital Losses	Late Year Ordinary Losses
U.S. Adaptive Moving Average Fund[1]	$—	$—	$—
Dynamic International Equity Fund	—	—	—
Dynamic International SmallCap Equity Fund	—	—	—
International Adaptive Moving Average Fund[1]	—	—	—
True Emerging Markets Fund	74,314	458,379	—
U.S. Corporate Bond Fund	—	—	—
U.S. High Yield Corporate Bond Fund	—	—	—
U.S. Short-Term Corporate Bond Fund	—	—	—
Efficient Long/Short U.S. Equity Fund[2]	—	—	—
Efficient U.S. Plus International Equity Fund[3]	—	—	—
Emerging Markets Efficient Core Fund	—	—	—
International Efficient Core Fund	—	—	1,422,434
U.S. Efficient Core Fund	—	—	—
Artificial Intelligence and Innovation Fund	—	—	—
BioRevolution Fund	—	—	83,286
Cloud Computing Fund	—	—	471,441
Cybersecurity Fund	—	—	—
Physical AI, Humanoids, and Drones Fund[4]	—	—	—
Quantum Computing Fund[5]	—	—	—

During the fiscal year or period ended June 30, 2026, the amount of capital loss carryforwards used to offset realized gains are shown in the following table:

Fund	Utilized Capital Loss Carryforward
U.S. Adaptive Moving Average Fund[1]	$—
Dynamic International Equity Fund	—
Dynamic International SmallCap Equity Fund	2,886,140
International Adaptive Moving Average Fund[1]	—
True Emerging Markets Fund	1,529,350
U.S. Corporate Bond Fund	—
U.S. High Yield Corporate Bond Fund	699,680
U.S. Short-Term Corporate Bond Fund	145,147
Efficient Long/Short U.S. Equity Fund[2]	—
Efficient U.S. Plus International Equity Fund[3]	—
Emerging Markets Efficient Core Fund	—
International Efficient Core Fund	—
U.S. Efficient Core Fund	—
Artificial Intelligence and Innovation Fund	2,036,904
BioRevolution Fund	—
Cloud Computing Fund	—
Cybersecurity Fund	—
Physical AI, Humanoids, and Drones Fund[4]	—
Quantum Computing Fund[5]	—

[1] For the period March 12, 2026 (commencement of operations) through June 30, 2026.

[2] For the period January 22, 2026 (commencement of operations) through June 30, 2026.

[3] For the period March 19, 2026 (commencement of operations) through June 30, 2026.

[4] For the period May 14, 2026 (commencement of operations) through June 30, 2026.

[5] For the period October 9, 2025 (commencement of operations) through June 30, 2026.

WisdomTree Trust    189

Notes to Financial Statements (continued)

At June 30, 2026, the effect of permanent “book/tax” reclassifications resulted in increases (decreases) to the components of net assets as shown in the following table. The differences are primarily due to redemptions-in-kind and net operating losses.

Fund	Total Distributable Earnings (Loss)	Paid-in Capital
U.S. Adaptive Moving Average Fund	$(53,646)	$53,646
Dynamic International Equity Fund	(4,934,430)	4,934,430
Dynamic International SmallCap Equity Fund	(50,257,488)	50,257,488
International Adaptive Moving Average Fund	—	—
True Emerging Markets Fund	(2,661,985)	2,661,985
U.S. Corporate Bond Fund	—	—
U.S. High Yield Corporate Bond Fund	(115,039)	115,039
U.S. Short-Term Corporate Bond Fund	(108,805)	108,805
Efficient Long/Short U.S. Equity Fund	—	—
Efficient U.S. Plus International Equity Fund	—	—
Emerging Markets Efficient Core Fund	—	—
International Efficient Core Fund	(5,226,449)	5,226,449
U.S. Efficient Core Fund	(48,222,596)	48,222,596
Artificial Intelligence and Innovation Fund	(95,541,474)	95,541,474
BioRevolution Fund	(83,702)	83,702
Cloud Computing Fund	(28,283,494)	28,283,494
Cybersecurity Fund	(17,053,804)	17,053,804
Physical AI, Humanoids, and Drones Fund	—	—
Quantum Computing Fund	(1,567,920)	1,567,920

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal year or period ended June 30, 2026, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended June 30, 2026, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the E.U., certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal year or period ended June 30, 2026, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.

The Funds adopted FASB Accounting Standards Update 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. Adoption of the new standard impacted financial statement disclosures only and did not affect any Fund’s financial position or the results of its operations. During the fiscal year or period ended June 30, 2026, there were no significant taxes paid in foreign jurisdictions.

190    WisdomTree Trust

Notes to Financial Statements (concluded)

7. OPERATING SEGMENTS

Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 - Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements.

8. SUBSEQUENT EVENTS

WTAM has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

9. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States, including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and armed conflicts in the Middle East, and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East, and the United States. Similarly, changes in U.S. policy may also introduce heightened risks, including economic policy and market risks, such as with the imposition of tariffs and other trade-related initiatives that could disrupt the market globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which a Fund invests, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. The extent and duration of these and similar conflicts, policy initiatives, and tensions are impossible to predict, and they could result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and the natural gas markets, and may negatively affect global supply chains, inflation, and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as a Fund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particular conflict or industry directly affected by trade restrictions.

WisdomTree Trust    191

Report of Independent Registered Public Accounting Firm

To the Shareholders of WisdomTree U.S. Adaptive Moving Average Fund, WisdomTree Dynamic International Equity Fund, WisdomTree Dynamic International SmallCap Equity Fund, WisdomTree International Adaptive Moving Average Fund, WisdomTree True Emerging Markets Fund (formerly, WisdomTree Emerging Markets ex-China Fund), WisdomTree U.S. Corporate Bond Fund, WisdomTree U.S. High Yield Corporate Bond Fund, WisdomTree U.S. Short-Term Corporate Bond Fund, WisdomTree Efficient Long/Short U.S. Equity Fund, WisdomTree Efficient U.S. Plus International Equity Fund, WisdomTree Emerging Markets Efficient Core Fund, WisdomTree International Efficient Core Fund, WisdomTree U.S. Efficient Core Fund, WisdomTree Artificial Intelligence and Innovation Fund, WisdomTree BioRevolution Fund, WisdomTree Cloud Computing Fund, WisdomTree Cybersecurity Fund, WisdomTree Physical AI, Humanoids, and Drones Fund, WisdomTree Quantum Computing Fund and the Board of Trustees of WisdomTree Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of WisdomTree U.S. Adaptive Moving Average Fund, WisdomTree Dynamic International Equity Fund, WisdomTree Dynamic International SmallCap Equity Fund, WisdomTree International Adaptive Moving Average Fund, WisdomTree True Emerging Markets Fund (formerly, WisdomTree Emerging Markets ex-China Fund), WisdomTree U.S. Corporate Bond Fund, WisdomTree U.S. High Yield Corporate Bond Fund, WisdomTree U.S. Short-Term Corporate Bond Fund, WisdomTree Efficient Long/Short U.S. Equity Fund, WisdomTree Efficient U.S. Plus International Equity Fund, WisdomTree Emerging Markets Efficient Core Fund, WisdomTree International Efficient Core Fund, WisdomTree U.S. Efficient Core Fund, WisdomTree Artificial Intelligence and Innovation Fund, WisdomTree BioRevolution Fund, WisdomTree Cloud Computing Fund, WisdomTree Cybersecurity Fund, WisdomTree Physical AI, Humanoids, and Drones Fund, WisdomTree Quantum Computing Fund (collectively referred to as the “Funds”), (nineteen of the funds constituting WisdomTree Trust (the “Trust”)), including the schedules of investments, as of June 30, 2026, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (nineteen of the funds constituting WisdomTree Trust) at June 30, 2026, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the WisdomTree Trust	Statement of operations	Statements of changes in net assets	Financial highlights

WisdomTree Dynamic International Equity Fund

WisdomTree Dynamic International SmallCap Equity Fund

WisdomTree U.S. Corporate Bond Fund

WisdomTree U.S. High Yield Corporate Bond Fund

WisdomTree U.S. Short-Term Corporate Bond Fund

WisdomTree Emerging Markets Efficient Core Fund

WisdomTree International Efficient Core Fund

WisdomTree U.S. Efficient Core Fund

WisdomTree BioRevolution Fund

WisdomTree Cloud Computing Fund

WisdomTree Cybersecurity Fund

	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the five years in the period ended June 30, 2026
WisdomTree True Emerging Markets Fund	For the year ended June 30, 2026	For each of the two years ended June 30, 2026	For each of the three years ended June 30, 2026 and the period from September 22, 2022 (commencement of operations) through June 30, 2023
WisdomTree Artificial Intelligence and Innovation Fund	For the year ended June 30, 2026	For each of the two years in the period ended June 30, 2026	For each of the four years in the period ended June 30, 2026 and the period from December 9, 2021 (commencement of operations) through June 30, 2022
WisdomTree Physical AI, Humanoids, and Drones Fund	For the period May 14, 2026 (commencement of operations) through June 30, 2026
WisdomTree International Adaptive Moving Average Fund WisdomTree U.S. Adaptive Moving Average Fund	For the period March 12, 2026 (commencement of operations) through June 30, 2026
WisdomTree Efficient Long/Short U.S. Equity Fund	For the period January 22, 2026 (commencement of operations) through June 30, 2026
WisdomTree Quantum Computing Fund	For the period October 9, 2025 (commencement of operations) through June 30, 2026
WisdomTree Efficient U.S. Plus International Equity Fund	For the period March 19, 2026 (commencement of operations) through June 30, 2026

192    WisdomTree Trust

Report of Independent Registered Public Accounting Firm (concluded)

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian, brokers and others; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more WisdomTree investment companies since 2006.

New York, New York
August 27, 2026

WisdomTree Trust    193

Supplemental Information (unaudited)

Federal Income Tax Information

The following Federal tax information related to the Funds’ fiscal year or period ended June 30, 2026, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2026.

Certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year ended June 30, 2026, the following represents the maximum amount of ordinary income distributions that may be considered qualified dividend income:

Fund	Qualified Dividend Income
U.S. Adaptive Moving Average Fund[1]	$ 368,021
Dynamic International Equity Fund	35,992,698
Dynamic International SmallCap Equity Fund	16,109,741
International Adaptive Moving Average Fund[1]	757,539
True Emerging Markets Fund	1,661,329
U.S. Corporate Bond Fund	—
U.S. High Yield Corporate Bond Fund	—
U.S. Short-Term Corporate Bond Fund	—
Efficient Long/Short U.S. Equity Fund[2]	—
Efficient U.S. Plus International Equity Fund[3]	50,375
Emerging Markets Efficient Core Fund	540,113
International Efficient Core Fund	11,631,470
U.S. Efficient Core Fund	12,441,518
Artificial Intelligence and Innovation Fund	1,588,749
BioRevolution Fund	17,531
Cloud Computing Fund	—
Cybersecurity Fund	—
Physical AI, Humanoids, and Drones Fund[4]	—
Quantum Computing Fund[5]	—

[1] For the period March 12, 2026 (commencement of operations) through June 30, 2026.

[2] For the period January 22, 2026 (commencement of operations) through June 30, 2026.

[3] For the period March 19, 2026 (commencement of operations) through June 30, 2026.

[4] For the period May 14, 2026 (commencement of operations) through June 30, 2026.

[5] For the period October 9, 2025 (commencement of operations) through June 30, 2026.

The Funds designate the following amount of ordinary income distributions paid during the fiscal year or period ended June 30, 2026 from qualified short-term gains and qualified interest income:

Fund	Qualified Short-Term Gains	Qualified Interest Income
U.S. Adaptive Moving Average Fund[1]	0.00%	0.00%
Dynamic International Equity Fund	0.00%	0.00%
Dynamic International SmallCap Equity Fund	0.00%	0.00%
International Adaptive Moving Average Fund[1]	0.00%	0.00%
True Emerging Markets Fund	41.53%	0.00%
U.S. Corporate Bond Fund	0.00%	97.92%
U.S. High Yield Corporate Bond Fund	0.00%	99.50%
U.S. Short-Term Corporate Bond Fund	0.00%	96.97%
Efficient Long/Short U.S. Equity Fund[2]	0.00%	0.00%
Efficient U.S. Plus International Equity Fund[3]	0.00%	0.00%
Emerging Markets Efficient Core Fund	0.00%	0.00%
International Efficient Core Fund	0.00%	0.00%

194    WisdomTree Trust

Supplemental Information (unaudited) (continued)
Fund	Qualified Short-Term Gains	Qualified Interest Income
U.S. Efficient Core Fund	0.00%	0.00%
Artificial Intelligence and Innovation Fund	0.00%	0.00%
BioRevolution Fund	0.00%	0.00%
Cloud Computing Fund	0.00%	0.00%
Cybersecurity Fund	0.00%	0.00%
Physical AI, Humanoids, and Drones Fund[4]	0.00%	0.00%
Quantum Computing Fund[5]	0.00%	0.00%

[1] For the period March 12, 2026 (commencement of operations) through June 30, 2026.

[2] For the period January 22, 2026 (commencement of operations) through June 30, 2026.

[3] For the period March 19, 2026 (commencement of operations) through June 30, 2026.

[4] For the period May 14, 2026 (commencement of operations) through June 30, 2026.

[5] For the period October 9, 2025 (commencement of operations) through June 30, 2026.

The following represents the percentage of dividends paid during the fiscal year or period ended June 30, 2026, that qualify for the 70% dividends received deduction for corporate shareholders

Fund	Dividends-Received Deduction
U.S. Adaptive Moving Average Fund[1]	10.26%
Dynamic International Equity Fund	2.06%
Dynamic International SmallCap Equity Fund	0.00%
International Adaptive Moving Average Fund[1]	3.61%
True Emerging Markets Fund	0.00%
U.S. Corporate Bond Fund	0.00%
U.S. High Yield Corporate Bond Fund	0.00%
U.S. Short-Term Corporate Bond Fund	0.00%
Efficient Long/Short U.S. Equity Fund[2]	0.00%
Efficient U.S. Plus International Equity Fund[3]	28.08%
Emerging Markets Efficient Core Fund	0.00%
International Efficient Core Fund	1.76%
U.S. Efficient Core Fund	83.92%
Artificial Intelligence and Innovation Fund	10.37%
BioRevolution Fund	17.77%
Cloud Computing Fund	0.00%
Cybersecurity Fund	0.00%
Physical AI, Humanoids, and Drones Fund[4]	0.00%
Quantum Computing Fund[5]	0.00%

[1] For the period March 12, 2026 (commencement of operations) through June 30, 2026.

[2] For the period January 22, 2026 (commencement of operations) through June 30, 2026.

[3] For the period March 19, 2026 (commencement of operations) through June 30, 2026.

[4] For the period May 14, 2026 (commencement of operations) through June 30, 2026.

[5] For the period October 9, 2025 (commencement of operations) through June 30, 2026.

WisdomTree Trust    195

Supplemental Information (unaudited) (concluded)

The Funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries during the fiscal year or period ended June 30, 2026. The gross foreign source income and foreign taxes paid are as follows:

Fund	Gross Foreign Income	Foreign Taxes Paid
U.S. Adaptive Moving Average Fund[1]	$ —	$ —
Dynamic International Equity Fund	35,729,280	3,039,577
Dynamic International SmallCap Equity Fund	16,187,439	1,523,918
International Adaptive Moving Average Fund[1]	807,112	75,039
True Emerging Markets Fund	2,320,007	528,471
U.S. Corporate Bond Fund	—	—
U.S. High Yield Corporate Bond Fund	—	—
U.S. Short-Term Corporate Bond Fund	—	—
Efficient Long/Short U.S. Equity Fund[2]	—	—
Efficient U.S. Plus International Equity Fund[3]	—	—
Emerging Markets Efficient Core Fund	782,628	117,045
International Efficient Core Fund	11,145,676	874,416
U.S. Efficient Core Fund	—	—
Artificial Intelligence and Innovation Fund	—	—
BioRevolution Fund	—	—
Cloud Computing Fund	—	—
Cybersecurity Fund	—	—
Physical AI, Humanoids, and Drones Fund[4]	—	—
Quantum Computing Fund[5]	—	—

[1] For the period March 12, 2026 (commencement of operations) through June 30, 2026.

[2] For the period January 22, 2026 (commencement of operations) through June 30, 2026.

[3] For the period March 19, 2026 (commencement of operations) through June 30, 2026.

[4] For the period May 14, 2026 (commencement of operations) through June 30, 2026.

[5] For the period October 9, 2025 (commencement of operations) through June 30, 2026.

196    WisdomTree Trust

Additional Information (unaudited)

Item 8 of Form N-CSR: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSR: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSR: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interested Trustee
Jonathan Steinberg	$ 0
Independent Trustees
David G. Chrencik	421,884
Phillip G. Goff	383,531
Joel Goldberg	441,060
Toni Massaro	402,707
Melinda A. Raso Kirstein	421,884
Victor Ugolyn	575,296

Item 11 of Form N-CSR: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Efficient Long/Short U.S. Equity Fund (the “Efficient Long/Short U.S. Equity Fund”), WisdomTree U.S. Adaptive Moving Average Fund, WisdomTree International Adaptive Moving Average Fund (together the “Adaptive Moving Average Funds”), WisdomTree Physical AI, Humanoids, and Drones Fund (the “Physical AI, Humanoids, and Drones Fund”) and WisdomTree Efficient U.S. Plus International Equity Fund (the “Efficient U.S. Plus International Equity Fund”), each a “Fund” and together the “Funds”):

At meetings of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025 and March 2-3, 2026, the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered (i)the approval of the investment advisory agreements between WisdomTree Asset management, Inc. (“WTAM”) and the Trust, on behalf of each applicable Fund, pursuant to which WTAM will provide the Funds with investment advisory services (the “Advisory Agreements”) and (ii)each respective sub-advisory agreement between WTAM and Newton Investment Management North America, LLC (“Newton”) and Mellon Investments Corporation (“Mellon” and, together with Newton, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (the “Sub-Advisory Agreement” and together with the Advisory Agreements, the “Agreements”).

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data.

The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding each Fund’s proposed investment objective, principal investment strategies and key risks to the Trust’s Investment Committee, a committee of Independent Trustees (the “Investment Committee”). The Investment Committee considered information regarding the Efficient Long/Short U.S. Equity Fund at its September 22, 2025, meeting and information regarding the Adaptive Moving Average Funds, the Physical AI, Humanoids, and Drones Fund and the Efficient U.S. Plus International Equity Fund at its December 4, 2025, meeting. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive sessions separate from WTAM representatives and the Sub-Advisers. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

WisdomTree Trust    197

Additional Information (unaudited) (continued)

Analysis of Nature, Extent, and Quality of Services to be Provided to the Funds. The Board considered information provided to them at the meetings and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. It was noted that the Adaptive Moving Average Funds and the Physical AI, Humanoids, and Drones Fund would be passively managed, and that the Efficient Long/Short U.S. Equity Fund and Efficient U.S. Plus International Equity Fund would be actively managed using a model-based approach.

The Board noted that Newton is a leading investment manager with a strong reputation in the industry. The Board considered WTAM’s rationale for recommending Newton to manage the Efficient Long/Short U.S. Equity Fund. In particular, the Board noted WTAM’s emphasis on Newton’s high quality of service that has been delivered to the existing WTAM funds they manage, including WTAM’s existing alternative funds, and Newton’s continued understanding of and desire to be a part of the WisdomTree business.

The Board noted: (i) that Mellon is recognized as a leader in index fund management; (ii) that Mellon manages a number of active funds for WTAM; and (iii) WTAM’s belief that the extension of the relationship with one of the largest, most sophisticated and accomplished institutions in portfolio management would benefit the shareholders of the Funds. The Board considered WTAM’s rationale for recommending Mellon to serve as the sub-adviser to the Adaptive Moving Average Funds, the Physical AI, Humanoids and Drones Fund and the Efficient U.S. Plus International Equity Fund, noting WTAM’s emphasis on Mellon’s prior experience with WTAM, Mellon’s expertise in equity and fixed income portfolio management, Mellon’s continued understanding of and desire to be a part of the WisdomTree business, and Mellon’s track record.

The Board considered that WTAM will provide transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Board noted WTAM’s belief that shareholders will invest in the Funds on the strength of WTAM’s and the Sub-Advisers’ industry standing and reputation and with the expectation that WTAM will continue to be responsible for the overall management and administration of the Funds.

The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to the respective Fund’s investment strategy and restrictions, monitoring the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of each Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, each Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Advisers under each Advisory Agreement and Sub-Advisory Agreement are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of each Fund’s Performance, Advisory Fees and Fund Expenses. As the Funds have not yet commenced operations, the Board was not able to review any Fund’s performance. The Board discussed with WTAM representatives, the portfolio management and the investment strategies to be employed in the management of each Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Advisers. The Board considered the fees to be paid to WTAM by each Fund. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing each Fund’s fee. The Board also considered the fee to be paid to the Sub-Advisers by each Fund in relation to the fee to be paid to WTAM by the applicable Fund and the respective services to be provided by the Sub-Advisers and WTAM. The Board also noted the Sub-Advisers’ fees will be paid by WTAM (out of its fee paid by each Fund) and not by the Funds. The Board considered the meaningful differences in the services that WTAM will provide to the Funds as compared to the Sub-Advisers, including the role of the Sub-Advisers in making investment recommendations with respect to the Adaptive Moving Average Funds and the Physical AI, Humanoids and Drones Fund, which track an index as a rules-based methodology, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Funds’ unitary fee structure, which includes fees (such as those to the Sub-Advisers), regardless of whether the asset size of the Funds grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Advisers supported the Board’s approval of the Agreements. The Board also considered the role of the Sub-Advisers in making investment recommendations with respect to the Efficient U.S. Plus International Equity Fund which is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models.

198    WisdomTree Trust

Additional Information (unaudited) (concluded)

Analysis of Profitability and Economies of Scale. As the Funds have not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with a Fund, the Board would seek to have those economies of scale shared with the applicable Fund in connection with future renewals.

*    *    *    *    *    *

In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, including the Board’s experience with other funds advised by WTAM and the Sub-Advisers. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

WisdomTree Trust    199

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. While the fixed income funds attempt to limit credit and counterparty exposure, the value of an investment in the Funds may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by authorized participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies is included under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Efficient Long/Short U.S. Equity Fund (the “Efficient Long/Short U.S. Equity Fund”), WisdomTree U.S. Adaptive Moving Average Fund, WisdomTree International Adaptive Moving Average Fund (together the “Adaptive Moving Average Funds”), WisdomTree Physical AI, Humanoids, and Drones Fund (the “Physical AI, Humanoids, and Drones Fund”) and WisdomTree Efficient U.S. Plus International Equity Fund (the “Efficient U.S. Plus International Equity Fund”), each a “Fund” and together the “Funds”):

At meetings of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025 and March 2-3, 2026, the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered, as applicable the approval of the investment advisory agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Funds with investment advisory services, and the sub-advisory agreements (the “Sub-Advisory Agreements,” and together with the Advisory Agreement, the “Agreements”), pursuant to which Newton Investment Management North America, LLC (“Newton”), will coordinate the investment and reinvestment of the assets of the Efficient Long/Short U.S. Equity Fund and Mellon Investments Corporation (“Mellon” and, together with Newton, the “Sub-Advisers”) will coordinate the investment and reinvestment of the assets of the Adaptive Moving Average Funds, the Physical AI, Humanoids, and Drones Fund and the Efficient U.S. Plus International Equity Fund.

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc., an independent provider of investment company data.

The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding each Fund’s proposed investment objective, principal investment strategies and key risks to the Trust’s Investment Committee, a committee of Independent Trustees (the “Investment Committee”). The Investment Committee considered information regarding the Efficient Long/Short U.S. Equity Fund at its September 22, 2025 meeting and information regarding the Adaptive Moving Average Funds, the Physical AI, Humanoids, and Drones Fund and the Efficient U.S. Plus International Equity Fund at its December 4, 2025 meeting. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive sessions separate from WTAM representatives and the Sub-Advisers. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Funds. The Board considered information provided to them at the meetings and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. It was noted that the Adaptive Moving Average Funds and the Physical AI, Humanoids, and Drones Fund would be passively managed, and that the Efficient Long/Short U.S. Equity Fund and Efficient U.S. Plus International Equity Fund would be actively managed using a model-based approach.

The Board noted that Newton is a leading investment manager with a strong reputation in the industry. The Board considered WTAM’s rationale for recommending Newton to manage the Efficient Long/Short U.S. Equity Fund. In particular, the Board noted WTAM’s emphasis on Newton’s high quality of service that has been delivered to the existing WTAM funds they manage, including WTAM’s existing alternative funds, and Newton’s continued understanding of and desire to be a part of the WisdomTree business.

The Board noted: (i) that Mellon is recognized as a leader in index fund management; (ii) that Mellon manages a number of active funds for WTAM; and (iii) WTAM’s belief that the extension of the relationship with one of the largest, most sophisticated and accomplished institutions in portfolio management would benefit the shareholders of the Funds. The Board considered WTAM’s rationale for recommending Mellon to serve as the sub-adviser to the Adaptive Moving Average Funds, the Physical AI, Humanoids and Drones Fund and the Efficient U.S. Plus International Equity Fund, noting WTAM’s emphasis on Mellon’s prior experience with WTAM, Mellon’s expertise in equity and fixed income portfolio management, Mellon’s continued understanding of and desire to be a part of the WisdomTree business, and Mellon’s track record.

The Board considered that WTAM will provide transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Board noted WTAM’s belief that shareholders will invest in the Funds on the strength of WTAM’s and the Sub-Advisers’ industry standing and reputation and with the expectation that WTAM will continue to be responsible for the overall management and administration of the Funds.

The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to the respective Fund’s investment strategy and restrictions, monitoring the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of each Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, each Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Advisers under each Advisory Agreement and Sub-Advisory Agreement are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of each Fund’s Performance, Advisory Fees and Fund Expenses. As the Funds have not yet commenced operations, the Board was not able to review any Fund’s performance. The Board discussed with WTAM representatives, the portfolio management and the investment strategies to be employed in the management of each Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Advisers. The Board considered the fees to be paid to WTAM by each Fund. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing each Fund’s fee. The Board also considered the fee to be paid to the Sub-Advisers by each Fund in relation to the fee to be paid to WTAM by the applicable Fund and the respective services to be provided by the Sub-Advisers and WTAM. The Board also noted the Sub-Advisers’ fees will be paid by WTAM (out of its fee paid by each Fund) and not by the Funds. The Board considered the meaningful differences in the services that WTAM will provide to the Funds as compared to the Sub-Advisers, including the role of the Sub-Advisers in making investment recommendations with respect to the Adaptive Moving Average Funds and the Physical AI, Humanoids and Drones Fund, which track an index as a rules-based methodology, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Funds’ unitary fee structure, which includes fees (such as those to the Sub-Advisers), regardless of whether the asset size of the Funds grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Advisers supported the Board’s approval of the Agreements. The Board also considered the role of the Sub-Advisers in making investment recommendations with respect to the Efficient U.S. Plus International Equity Fund which is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models.

Analysis of Profitability and Economies of Scale. As the Funds have not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with a Fund, the Board would seek to have those economies of scale shared with the applicable Fund in connection with future renewals.

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In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, including the Board’s experience with other funds advised by WTAM and the Sub-Advisers. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by the Shareholder Reports that has materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: September 3, 2026

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: September 3, 2026